UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-5669
                                   ---------------------------------------------

                               Fifth Third Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH                43219
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                     (Address of principal executive offices)   (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: January 31, 2006
                          ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.




               [LOGO]FIFTH THIRD FUNDS




                     STOCK AND BOND MUTUAL FUNDS
                     SEMI-ANNUAL REPORT TO SHAREHOLDERS



                     ________________
                     JANUARY 31, 2006

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust tollfree at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

o     ARE NOT FDIC INSURED

o     HAVE NO BANK GUARANTEE

o     MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and Commentary Section ..................................    1

Management Discussion of Fund Performance
Small Cap Growth Fund ....................................................    4
Mid Cap Growth Fund ......................................................    5
Quality Growth Fund ......................................................    6
Large Cap Core Fund ......................................................    7
Equity Index Fund ........................................................    8
Balanced Fund ............................................................    9
Micro Cap Value Fund .....................................................   10
Small Cap Value Fund .....................................................   11
Multi Cap Value Fund .....................................................   12
Disciplined Large Cap Value Fund .........................................   13
Fifth Third LifeModel Aggressive Fund SM .................................   14
Fifth Third LifeModel Moderately Aggressive Fund SM ......................   15
Fifth Third LifeModel Moderate Fund SM ...................................   16
Fifth Third LifeModel Moderately Conservative Fund SM ....................   17
Fifth Third LifeModel Conservative Fund SM ...............................   18
Strategic Income Fund ....................................................   19
Dividend Growth Fund .....................................................   20
Technology Fund ..........................................................   21
International Equity Fund ................................................   22
Bond Fund ................................................................   23
Intermediate Bond Fund ...................................................   24
Short Term Bond Fund .....................................................   25
U.S. Government Bond Fund ................................................   26
Municipal Bond Fund ......................................................   27
Intermediate Municipal Bond Fund .........................................   28
Ohio Municipal Bond Fund .................................................   29
Michigan Municipal Bond Fund .............................................   30

Schedules of Portfolio Investments .......................................   35

Notes to Schedules of Portfolio Investments ..............................   91

Statements of Assets and Liabilities .....................................  100

Statements of Operations .................................................  105

Statements of Changes in Net Assets ......................................  110

Notes to Financial Statements ............................................  128

Financial Highlights .....................................................  138

Notes to Financial Highlights ............................................  178

Supplemental Information .................................................  179

                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

[LOGO]

Patient stock investors were rewarded in the second half of 2005, just as they were in the second half of 2004.

For the six-month period ended January 31, 2006, the major stock averages posted the following returns:

      o     The S&P 500 Index 1 of large cap stocks returned 4.68%.

      o     The S&P 400 Index 1 of mid cap stocks returned 9.04%.

      o     The Russell 2000(R) Index 1 of small cap stocks returned 8.50%.

      o     The MSCI EAFE Index 1 of international stocks returned 18.31%.

The trends in performance--small and mid cap stocks outperforming large caps and international equities outperforming domestic stocks--extend themes that have been prevalent for much of the first six years of this decade. Such recurring patterns continue to illustrate that investors benefit from diversification.

The solid stock market returns were driven by a confluence of several events, including:

      o Hints that the Federal Reserve (the "Fed") may be close to the end of its rate-hike campaign.

      o     Continued above-average corporate profit growth.

      o     Stabilization in energy prices.

      o     The relatively low bond yield environment.

It was not an easy six-month period for stock investors, though. All of the major indices endured losses from August through October as the U.S. reeled from the effects of a disastrous hurricane season on the nation's energy industry and the entire southeast region. It was not until the energy industry started to recover and economic reports began to stabilize that stocks reversed their losses and moved to new highs.

The resilience of the American economy following the devastating hurricanes has truly been remarkable and highlights how the flexibility of free markets and capitalism allows our system to absorb such exogenous shocks. It should also be noted that during this six-month period, the S&P 400 Index and Russell 2000(R) Index reached all-time highs, while the S&P 500 Index hit levels not seen since before the September 11 attacks.

While the performance of U.S. stocks was remarkable, international equities proved to be the star asset class of the period. Net purchases of stocks of companies based outside the U.S. totaled $86 billion in 2005, according to AMG Data, nearly equal the record of $88 billion in 2003. Investors continue to be attracted to the diversification benefits and strong economic growth in areas from Latin America to Asia.

Fixed income investors experienced a more challenging period. Returns for most bond indices hovered around 1% as the Fed took its overnight Fed Funds Rate from 3.25% to 4.50%, energy costs spiked and questions emerged about the country's economic growth prospects. All of these factors combined to push yields higher across the yield curve and contributed to an inversion of the curve, which occurs when long-term yields lag short-term rates.

On the bright side, the environment did improve for yield-oriented investors. Money market yields are now approaching 4%, with corporate bond yields in the 5% range.

As we move further into 2006, financial markets are likely to remain focused on:

      o     The Federal Reserve's actions.

      o     The value of the U.S. dollar.

      o     Inflationary developments.

      o     The price of oil.

Much like in 2005, the world economic community continues to grapple with strong growth in Asia and the resulting upward pressure on global commodity prices. On the domestic front, baby boomers are enjoying their peak earning, spending and saving years, but as the first wave turns 60 in 2006, Congress continues to struggle with how to deal with this aging generation.

One overriding concern is that the Fed will continue to raise short-term rates despite an already inverted yield curve, which is a signal from the bond market of concern about a sharply slower rate of future economic growth.

While there are always risks, we believe the average diversified and patient fund investor should continue to do reasonably well as investment opportunities ebb and flow on a global basis, shifting between stocks and bonds, large and small companies, international and domestic concerns. Simply put, as long as global capital is allowed to flow to its best use, solid investment opportunities could exist.

Thank you for your continued confidence in the Fifth Third Funds.

/s/ Keith Wirtz
Keith Wirtz, CFA
Chief Investment Officer


/s/ John Augustine
John Augustine, CFA
Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.

1 TERMS AND DEFINITIONS
--------------------------------------------------------------------------------

THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500") IS AN INDEX OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400") IS AN INDEX COMPRISED OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE (MEDIAN MARKET CAPITALIZATION OF $676 MILLION), LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

THE RUSSELL 2000(R) INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. THE COMPANIES WHICH COMPRISE THIS INDEX HAVE HIGH PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALASIA AND FAR EAST INDEX ("MSCI EAFE") IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY.

THE ABOVE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

                      This page intentionally left blank.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Small Cap Growth Fund (Institutional Shares) returned 10.87%, slightly topping its benchmark, the Russell 2000(R) Growth Index, which gained 10.71%.

Small cap stocks shook off the overhang of rising interest rates and increased energy costs to outperform mid and large cap equities during the period. While enjoying a rally that ran from November through January, small cap investors focused on growth names also benefited from a shift in the market's preferences toward companies with expanding revenues, profits and margins--and away from value names.

Within the Fund, strong stock selection within the industrials sector significantly contributed to returns. Machinery holdings performed exceptionally well as long-stagnant industries such as mining ramped up capital spending plans. +

Also providing a lift were the Fund's investments in consumer finance and asset managers. Elsewhere within the financial services sector, an avoidance of banks and thrifts, which are generally more sensitive to rising interest rates, proved advantageous. +

The Federal Reserve raised its short-term interest rate 1.25% during the period, leading many to fret over mortgage and other lending rates. The concerns led to a downturn in the stocks of homebuilders and durable consumer goods, which weighed on the Fund's consumer discretionary stake. +

Information technology holdings also detracted from the Fund's performance as an underweight stake and unfavorable stock selection in the surging semiconductor area proved painful. With little exposure to the metals group, the Fund similarly missed out on much of the rally in materials sector shares. +

Within the energy sector, which essentially performed inline with the benchmark, the Fund's strategy was altered to focus more on service and equipment providers and less on exploration and production outfits. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares         10.87%           20.46%        3.75%        8.54%
--------------------------------------------------------------------------------
Class A Shares*               5.15%           14.07%        2.42%        7.71%
--------------------------------------------------------------------------------
Class B Shares**              5.48%           14.22%        2.43%        7.44%
--------------------------------------------------------------------------------
Class C Shares**              9.33%           19.19%        2.71%        7.45%
--------------------------------------------------------------------------------
Advisor Shares***             7.00%           15.93%        2.54%        7.62%
--------------------------------------------------------------------------------
Russell 2000(R)
Growth Index 1               10.71%           19.59%        2.57%        5.74%
--------------------------------------------------------------------------------
Lipper Small-Cap
Growth Funds Average 1       10.01%           19.34%        2.43%        8.95%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER, 29, 2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

A.S.V., Inc. ...........................................................  2.26%

General Cable Corp. ....................................................  1.91%

First Cash Financial Services, Inc. ....................................  1.82%

Basic Energy Services, Inc. ............................................  1.69%

Akamai Technologies, Inc. ..............................................  1.67%

Psychiatric Solutions, Inc. ............................................  1.66%

American Medical Systems Holdings, .....................................  1.65%

Hub Group, Inc., Class A ...............................................  1.55%

Core Laboratories N.V. .................................................  1.51%

HealthExtras, Inc. .....................................................  1.49%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Mid Cap Growth Fund (Institutional Shares) gained 11.82%, outperforming its benchmark, the Russell MidCap(R) Growth Index, which returned 10.38%.

The market started the period near the peak of the sizeable rally off April lows. Hurricane Katrina swamped the optimism in late August and the resulting slump was exacerbated by the subsequent surge in oil and natural gas prices. Sentiment improved in November and sparked a recovery that ran through the first month of 2006. All the while, the Federal Reserve kept bumping up short-term interest rates--making five quarter-point moves during the period.

Strong performance from the Fund's industrial and energy investments drove relative returns. Select holdings within the industrials sector powered gains as large equipment manufacturers such as those supplying the mining industry enjoyed a resurgence in capital spending plans. +

Hurricane-related production interruptions in the Gulf of Mexico and steadily growing demand propped up oil and natural gas prices, which contributed to a strong performance in the energy sector, in which the Fund was overweight. An emphasis on oilfield equipment and services, which benefited from a renewed interest in drilling, accounted for much of the lift. +

Dragging on performance was an underweight stake in the information technology sector, particularly within the semiconductor space, which ranked among the group's top contributors. By the period's end, the Fund was overweight technology, with the additions largely occurring among chipmakers and software companies. +

Consumer discretionary investments modestly diminished returns, although the Fund lightened up on its specialty retail holdings early in the period to capture profits realized during the early summer run-up. +

In general, mid cap stocks outperformed larger companies during the period but slightly trailed small cap names. The five-year run by equities classified as value holdings appeared to be ending as growth names outperformed--especially through the closing weeks of the period.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MID CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MID-SIZE COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MID-SIZE COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares         11.82%           24.48%        1.16%        8.91%
--------------------------------------------------------------------------------
Class A Shares*               6.08%           18.01%       -0.12%        8.13%
--------------------------------------------------------------------------------
Class B Shares**              6.26%           18.29%       -0.21%        7.77%
--------------------------------------------------------------------------------
Class C Shares**             10.34%           23.32%        0.14%        7.93%
--------------------------------------------------------------------------------
Advisor Shares***             7.94%           19.87%        0.02%        8.06%
--------------------------------------------------------------------------------
Russell MidCap(R)
Growth Index 1               10.38%           22.08%        1.43%        9.71%
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Average 1              10.69%           20.50%        0.48%        8.72%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Joy Global, Inc. .......................................................  2.76%

Ultra Petroleum Corp. ..................................................  2.14%

National-Oilwell Varco, Inc. ...........................................  1.89%

GlobalSantaFe Corp. ....................................................  1.81%

Covance, Inc. ..........................................................  1.72%

Laureate Education, Inc. ...............................................  1.72%

Cytyc Corp. ............................................................  1.70%

XTO Energy, Inc. .......................................................  1.69%

American Medical Systems Holdings, .....................................  1.66%

T. Rowe Price Group, Inc. ..............................................  1.63%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Quality Growth Fund (Institutional Shares) advanced 4.71%, outperforming its benchmarks, the Russell 1000(R) Growth Index and the S&P 500 Index, which returned 3.91% and 4.68%, respectively.

Modest stock returns defined the large capitalization growth category during the period, despite reasonably good economic conditions, modest inflationary pressures and very good corporate earnings reports. Offsetting the positive factors were high and rising energy costs, an extended run of short-term interest-rate hikes from the Federal Reserve and the subsequent flattening of the yield curve as long-term interest rates rose at a much slower pace.

The Fund found success in the consumer discretionary sector, which actually produced a negative return for the benchmark. Good stock selection in the retail group--especially among high-end chains and companies transforming under new management teams--and limited exposure to struggling areas such as media and cyclical stocks helped generate the outperformance.+

Further enhancing the Fund's gains was an effective collection of companies in the healthcare space, more specifically drug and device developers in the midst of strong product cycles. Elsewhere, automation, services and homeland security stocks lifted the Fund's industrials sector exposure. +

The Fund's emphasis on high quality stocks hurt its performance in the energy sector, which did well. While the group's riskier names rallied on the strength of spiking oil and natural gas prices, the Fund's more stable holdings proved too diversified to fully participate in the headline-driven rallies. +

Similarly, the Fund avoided the materials sector, which is dominated by cyclical and lower quality stocks. The resulting underweight, relative to the benchmark, to the solidly performing group diminished returns. +

By the period's end, the Fund reduced its exposure to the industrials sector and redirected some of the proceeds into companies that reduce costs in the healthcare industry and some into financial services outfits that stand to gain once the Federal Reserve stops increasing interest rates. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          4.71%           13.68%       -4.35%         7.53%
--------------------------------------------------------------------------------
Class A Shares*              -0.59%            7.77%       -5.58%         6.79%
--------------------------------------------------------------------------------
Class B Shares**             -0.75%            7.61%       -5.66%         6.42%
--------------------------------------------------------------------------------
Class C Shares**              3.23%           12.59%       -5.33%         6.65%
--------------------------------------------------------------------------------
Advisor Shares***             1.09%            9.50%       -5.46%         6.72%
--------------------------------------------------------------------------------
Russell 1000(R)
Growth Index 1                3.91%           10.81%       -4.53%         6.56%
--------------------------------------------------------------------------------
S&P 500 Index 1               4.68%           10.38%        0.37%         8.99%
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1          5.04%           10.31%       -0.88%         7.58%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

L-3 Communications Holdings, Inc. ......................................  3.03%

Amgen, Inc. ............................................................  2.90%

CVS Corp. ..............................................................  2.82%

EMC Corp. ..............................................................  2.67%

Best Buy Co., Inc. .....................................................  2.61%

Marriott International, Inc., Class A ..................................  2.57%

General Electric Corp. .................................................  2.52%

Station Casinos, Inc. ..................................................  2.50%

Microsoft Corp. ........................................................  2.39%

Caremark Rx, Inc. ......................................................  2.34%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Large Cap Core Fund (Institutional Shares) advanced 5.02%, compared to its benchmarks, the Russell 1000(R) Index and the S&P 500 Index, which advanced 5.04% and 4.68%, respectively.

Relying on a series of financial calculations, also known as quantitative analysis, to pick stocks and control risk, the Fund emphasize equities with attractive valuations, positive market sentiment, disciplined capital use and high earnings quality. The mathematical models identify emerging trends to drive stock selection for the Fund, which is rebalanced monthly to capture market shifts. +

For example, during the second quarter of 2005, momentum-driven equities possessing lower quality profiles and above-average volatility came to the forefront. Aside from October, when pessimism over economic growth, interest rates and inflation flared, such stocks outperformed for much of the past six months, and the Fund was well positioned to benefit.

Generally speaking, the Fund also invested in stocks with traditional value characteristics--as opposed to those with growth traits--and its average market capitalization was smaller than the benchmark. Stock selection accounted for much of the Fund's outperformance, with top individual performers coming from a variety of industries. +

Significant sector stakes are generally avoided as the Fund's weightings are kept close to the benchmark. Accordingly, the best performing sectors during the period were energy and materials--just like the Index--while the worst contributor was consumer discretionary. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          5.02%           10.82%       -0.43%         6.99%
--------------------------------------------------------------------------------
Class A Shares*              -0.38%            5.02%       -1.70%         6.19%
--------------------------------------------------------------------------------
Class B Shares**             -0.49%            4.68%       -1.80%         5.91%
--------------------------------------------------------------------------------
Class C Shares**              3.57%            9.74%       -1.41%         5.92%
--------------------------------------------------------------------------------
Advisor Shares***             1.35%            6.66%       -1.57%         6.11%
--------------------------------------------------------------------------------
Russell 1000(R) Index 1       5.04%           12.07%        0.98%         9.24%
--------------------------------------------------------------------------------
S&P 500 Index 1               4.68%           10.38%        0.37%         8.99%
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1          5.04%           10.31%       -0.88%         7.58%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE OF CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Exxon Mobil Corp. ......................................................  3.81%

Microsoft Corp. ........................................................  2.77%

Citigroup, Inc. ........................................................  2.53%

Bank of America Corp. ..................................................  2.30%

Pfizer, Inc. ...........................................................  2.24%

General Electric Corp. .................................................  2.02%

Johnson & Johnson ......................................................  2.00%

Intel Corp. ............................................................  1.59%

Hewlett-Packard Co. ....................................................  1.43%

Coca-Cola Co. ..........................................................  1.40%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Equity Index Fund (Institutional Shares) returned 4.59%, in comparison its benchmark, the S&P 500 Index, which advanced 4.68%.

As the Fund seeks to duplicate the returns of the S&P 500 Index, slight underperformance is expected, due primarily to Fund management fees. Opportunities to regain some measure of performance occasionally occur when the Index changes its membership. After an exceptionally quiet second quarter of 2005, in which there were no constituent changes, 17 additions or deletions were made during the six-month reporting period. While merger and acquisition activity accounted for many of the changes, financial woes led to the removal of four companies, including three that filed for bankruptcy. +

Generally speaking, smaller capitalization stocks outperformed larger equities and value names outgained growth holdings during the period. In addition, tolerance for riskier stocks increased and more cyclical issues gained favor.

More specifically, the energy sector was the best performing group during the period. Already high oil and natural gas prices jumped further in the aftermath of Hurricane Katrina and contributed to record profits within the group. Reinvigorated exploration and capital investment plans further bolstered the stocks of drillers and equipment companies. +

Steadily increasing worldwide consumption levels contributed to rising commodity costs and enhanced earnings in the materials group, the second best performer. Financial services stocks also outperformed as investment banks profited from a healthy merger and acquisition environment. +

The multifaceted consumer discretionary sector led all detractors. Soaring energy prices and rising interest rates weighed on consumer spending habits, which cut into retailers' profits, while the media and broadcast industries contended with an acceleration of spending on Internet advertising options. +

The telecommunication services group also generated a negative return during the period, while the consumer staples sector, where consumer spending concerns resonated, offered a meager gain. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN COMMON STOCK OF COMPANIES THAT MAKE UP THE S&P 500(R) INDEX. THE ADVISOR ATTEMPTS TO TRACK THE PERFORMANCE OF THE S&P 500(R) INDEX TO ACHIEVE A CORRELATION OF 0.95 BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE S&P 500(R) INDEX WITHOUT TAKING INTO ACCOUNT THE FUND'S EXPENSES.

IT IS IMPORTANT TO REMEMBER THAT THERE ARE RISKS ASSOCIATED WITH INDEX INVESTING, INCLUDING THE POTENTIAL RISK OF MARKET DECLINE, AS WELL AS THE RISKS ASSOCIATED WITH INVESTING IN SPECIFIC COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          4.59%           10.18%        0.08%         8.62%
--------------------------------------------------------------------------------
Class A Shares*              -0.74%            4.44%       -1.19%         7.80%
--------------------------------------------------------------------------------
Class B Shares**             -0.97%            4.11%       -1.31%         7.54%
--------------------------------------------------------------------------------
Class C Shares**              3.03%            9.10%       -0.91%         7.54%
--------------------------------------------------------------------------------
Advisor Shares***             0.96%            6.06%        1.05%         7.73%
--------------------------------------------------------------------------------
Select Shares                 4.56%           10.11%       -0.00%         8.55%
--------------------------------------------------------------------------------
Preferred Shares              4.52%           10.03%       -0.08%         8.47%
--------------------------------------------------------------------------------
Trust Shares                  4.46%            9.91%       -0.17%         8.36%
--------------------------------------------------------------------------------
S&P 500 Index 1               4.68%           10.38%        0.37%         8.99%
--------------------------------------------------------------------------------
Lipper S&P 500(R) Index
Objective Funds Average 1     4.40%            9.82%       -0.19%         8.54%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. THE INCEPTION DATE FOR THE SELECT, PREFERRED AND TRUST SHARES IS OCTOBER 20, 2003. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF THE SELECT, PREFERRED AND TRUST SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR SELECT, PREFERRED AND TRUST SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Exxon Mobil Corp. ......................................................  2.95%

General Electric Corp. .................................................  2.61%

Microsoft Corp. ........................................................  1.94%

Citigroup, Inc. ........................................................  1.78%

Bank of America Corp. ..................................................  1.55%

Procter & Gamble Co. ...................................................  1.50%

Pfizer, Inc. ...........................................................  1.43%

Johnson & Johnson ......................................................  1.29%

American International Group, Inc. .....................................  1.28%

Altria Group, Inc. .....................................................  1.14%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Balanced Fund (Institutional Shares) gained 1.40%. Separately, its benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 4.68% and 0.84%, respectively.

Within the period, record price increases for crude oil and metals such as copper, along with a 25-year high in the price of gold, fueled concerns about inflation, prompting the Federal Reserve to keep bumping up short-term interest rates. In addition, a slowing housing market started to take the steam out of consumer spending levels.

The Fund's equity holdings suffered from poor stock selection in the information technology sector, notably semiconductors, software and hardware. Financial services stocks also hindered returns as the Fund was overweight in banks, which contended with a very difficult operating environment as short-term interest rates rose faster than long-term yields. +

Positive contributors included the energy sector, where an overweight stake, relative to the benchmark, in oilfield service and equipment thrived. A solid collection of companies from the industrials group outperformed as well. +

At the period's close, the Fund had reduced its exposure to the semiconductor and bank industries while moving to overweight positions in the energy and industrials sectors, where growth prospects continued to be robust. +

In the fixed income portion of the Fund, asset backed securities tied to home equity loans outperformed. Further enhancing gains were high quality commercial mortgage backed securities (CMBS), which offered higher yields than Treasuries. Diminishing returns were bank and financial service provider bonds which sagged amid a broad corporate pullback. +

By the period's end, the Fund had boosted its exposure to the CMBS market, where strong fundamentals such as high occupancy rates and historically low default levels abound. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          1.40%            3.63%       -1.97%         6.46%
--------------------------------------------------------------------------------
Class A Shares*              -3.72%           -1.71%       -3.23%         5.72%
--------------------------------------------------------------------------------
Class B Shares**             -4.10%           -2.35%       -3.32%         5.36%
--------------------------------------------------------------------------------
Class C Shares**             -0.09%            2.66%       -2.98%         5.55%
--------------------------------------------------------------------------------
Advisor Shares***            -2.09%           -0.14%       -3.13%         5.51%
--------------------------------------------------------------------------------
S&P 500 Index 1               4.68%           10.38%        0.37%         8.99%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1        0.84%            1.80%        5.53%         6.10%
--------------------------------------------------------------------------------
Lipper Balanced
Funds Average 1               4.47%            8.59%        2.65%         7.13%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Fannie Mae, 4.50%, 5/1/18 TBA ..........................................  2.34%

Fannie Mae, 5.50%, 6/1/33 TBA ..........................................  2.17%

Chase Mortgage Finance Corp., Series ...................................  1.90%

McDonald's Corp. .......................................................  1.84%

Truck Retail Installment Paper Corp. ...................................  1.76%

JP Morgan Mortgage Trust, Series .......................................  1.72%

BMW US Capital LLC, 4.36%, 2/16/06 .....................................  1.53%

Chase Mortgage Finance Corp, 5.00%, ....................................  1.36%

Freddie Mac. 4.50%, 8/15/16 ............................................  1.35%

American Home Mortgage Investment ......................................  1.27%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Micro Cap Value Fund (Institutional Shares) produced a total return of 9.28%, in comparison to its benchmarks, the Russell 2000(R) Value Index, and the Russell Micro Cap(R) Index which gained 6.31% and 9.51%, respectively.

Amid record prices in the oil market, the energy sector topped the benchmark. Although the Fund's energy holdings participated in the rally, an underweight stake, relative to the Index, diminished performance. Investing primarily in companies that provide oilfield services and develop the industry's infrastructure, the Fund missed out on the run-up in exploration and production companies. Many of those names, however, are more speculative and don't own proven reserves--key assets that value investors require from an exploration and production outfit. +

Elsewhere, the Fund's overweight position in the materials sector detracted from performance, as did a greater-than-the-benchmark stake in the consumer discretionary space. Expanding energy costs, rising interest rates and a cooling housing market dampened enthusiasm among discretionary names and the Fund spent much of the period scaling back its exposure. +

Consumer staples stocks also lagged during the period, but the Fund's overweight stake in a collection of strong performers--most notably within the alternative fuel industry--bolstered returns. Similarly, strong stock picking and overweight positions in the industrial and healthcare sectors supplied benchmark-beating gains. A portion of the advance may be attributed to a healthy merger and acquisition environment. +

Further boosting performance was an underweight position in financial services, one of the weaker performing groups during the period. Concerns about the impact of the flattening of the yield curve--which occurs when the difference between short-term and long-term interest rates shrinks--prompted an aversion to banks, which rely on larger interest rate spreads for profits. By the period's end, however, expectations for a reversal in conditions began to emerge and the Fund began moving into bank stocks that appeared undervalued. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MICRO-CAP COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MICRO-CAP STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                        INCEPTION                                        SINCE
                          DATE     6 MONTH ++++   1 YEAR     5 YEAR   INCEPTION
                        ---------  ------------   -------    -------  ---------
Institutional Shares     2/1/98        9.28%      10.29%     18.61%     15.85%
--------------------------------------------------------------------------------
Class A Shares*          2/1/98        3.71%       4.54%     17.14%     14.96%
--------------------------------------------------------------------------------
Class B Shares**         2/1/98        4.81%       5.61%     17.52%     14.98%
--------------------------------------------------------------------------------
Class C Shares**         2/1/98        7.87%       9.47%     17.79%     15.23%
--------------------------------------------------------------------------------
Advisor Shares***        2/1/98        5.38%       6.14%     17.37%     14.96%
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index 1                          6.31%      17.93%     14.74%     11.31%
--------------------------------------------------------------------------------
Russell Micro
Cap(R) Index 1                         9.51%      16.65%     13.53%       N/A
--------------------------------------------------------------------------------
Lipper Small-Cap Value
Funds Average 1                        6.93%      17.15%     14.20%     10.76%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Stepan Co. .............................................................  2.17%

Apogee Enterprises, Inc. ...............................................  1.99%

Material Sciences Corp. ................................................  1.91%

SonicWALL, Inc. ........................................................  1.72%

BioScrip, Inc. .........................................................  1.68%

OSI Systems, Inc. ......................................................  1.61%

Symmetricom, Inc. ......................................................  1.59%

National Atlantic Holdings Corp. .......................................  1.46%

Input/Output, Inc. .....................................................  1.38%

Brush Engineered Materials, Inc. .......................................  1.37%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Small Cap Value Fund (Institutional Shares) produced a total return of 6.50%, compared to its benchmark, the Russell 2000(R) Value Index, which gained 6.31%.

Hurricanes Katrina and Rita had a powerful impact on the equity markets during the period, contributing to a large rally in oil and natural gas prices and spurring pessimism about the underlying health of the economy. In the closing weeks, signs of the long-feared moderation in consumer spending appeared on the margins, which raised new questions.

Against this backdrop, small cap stocks performed surprisingly well and outperformed the larger names that tend to lead the market in periods of uncertainty.

Within the Fund, Katrina aftershocks contributed to the leading performance by the industrials sector. As transportation stocks slumped following the disaster, the Fund stepped in and purchased a number of temporarily undervalued companies. When the prices subsequently recovered, the Fund benefited. +

A successful turnaround and buyout in the retail clothing area boosted the Fund's consumer discretionary stake, while some effective stock picks boosted the consumer staples sector. +

Detracting from returns was a collection of poor performers within the information technology sector. Competitive issues in the drug and medical device arenas also pulled down the Fund's healthcare holdings. Although smaller ventures in the healthcare space are vulnerable to challenges by larger, better-financed entities, good values continue to exist and offer potential for future gains. +

Over the course of the period, the Fund added to its overweight stake in consumer staples and pared its exposure to the consumer discretionary space down to an underweight position. Other sector weights in excess of the benchmark included energy, materials and utilities while the Fund's investments in the financial services, technology and telecommunication services groups were less than the Index. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                          INCEPTION                                     SINCE
                            DATE         6 MONTH ++++      1 YEAR     INCEPTION
                          ---------      ------------      ------     ---------
Institutional Shares       4/1/03           6.50%          21.58%        24.17%
--------------------------------------------------------------------------------
Class A Shares*            4/1/03           1.06%          15.20%        21.61%
--------------------------------------------------------------------------------
Class B Shares**           4/1/03           1.25%          15.39%        22.24%
--------------------------------------------------------------------------------
Class C Shares**           4/1/03           4.99%          20.37%        22.90%
--------------------------------------------------------------------------------
Advisor Shares***          4/1/03           2.76%          17.01%        22.13%
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index 1                               6.31%          17.93%        30.63%
--------------------------------------------------------------------------------
Lipper Small-Cap Core
Funds Average 1                             8.53%          18.46%        28.68%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Service Corp. International ............................................  2.60%

Piper Jaffray Cos., Inc. ...............................................  2.36%

Scottish Re Group, Ltd. ................................................  2.32%

Bob Evans Farms, Inc. ..................................................  2.25%

Georgia Gulf Corp. .....................................................  2.16%

Wintrust Financial Corp. ...............................................  2.12%

Veritas DGC, Inc. ......................................................  2.07%

Hain Celestial Group, Inc. .............................................  1.98%

Standard Register Co. ..................................................  1.97%

Endurance Specialty Holdings, Ltd. .....................................  1.95%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Multi Cap Value Fund (Institutional Shares) advanced 6.73%, outperforming its benchmarks, the Russell 3000(R) Value Index and the Russell MidCap(R) Value Index, which returned 6.22% and 6.32%, respectively.

As small capitalization stocks generally outperformed larger equities during the period, attractively valued opportunities were more likely to materialize within the large cap universe. Reflecting the market shift, the Fund's weighted average market cap expanded and by the period's close, the portion of holdings with a market cap larger than $5 billion had grown from 66% to 73% while positions smaller than $5 billion shrank from 29% to 22%. +

After years of strength, consumer spending habits appeared to weaken during the period, prompting the Fund to reduce its exposure to a wide variety of consumer discretionary holdings, ranging from specialty retail outfits to auto part manufacturers. The Fund also took profits in the energy sector, one of the top performers during the period, as stock valuations spiked along with oil and natural gas prices following Hurricane Katrina. +

Some proceeds were redeployed in the financial services sector, notably in bank stocks. In a flattening yield curve environment, which occurs when long-term interest rates don't increase as quickly as short-term rates, bank earnings generally suffer. Anticipating that the Federal Reserve will stop pushing up short-term rates in the near future, however, the Fund increased its exposure to bigger regional banks and diversified money center banks. +

Exposure to the materials sector also jumped as mid-period fears of a recession and cost concerns pushed down stock prices--a swing that proved temporary as the lower valuations led to increased merger and acquisition activity and speculation. +

The Fund's industrials stake gained amid renewed demands for heavy machinery and a recovery by transportation stocks that fell in the aftermath of the Gulf Coast hurricanes. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                             6 MONTH ++++     1 YEAR       5 YEAR       10 YEAR
                             ------------     ------       ------       -------
Institutional Shares              6.73%       16.46%        9.35%        12.35%
--------------------------------------------------------------------------------
Class A Shares*                   1.25%       10.35%        7.93%        11.56%
--------------------------------------------------------------------------------
Class B Shares**                  1.31%       10.30%        8.07%        11.78%
--------------------------------------------------------------------------------
Class C Shares**                  5.20%       15.27%        8.34%        11.77%
--------------------------------------------------------------------------------
Advisor Shares***                 2.98%       12.15%        8.10%        11.65%
--------------------------------------------------------------------------------
Russell 3000(R) Value Index 1     6.22%       13.63%        6.64%        11.19%
--------------------------------------------------------------------------------
Russell MidCap(R) Value Index 1   6.32%       20.33%       13.25%        13.86%
--------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average 1                   5.62%       12.53%        5.66%         9.78%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/ MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Marathon Oil Corp. .....................................................  2.30%

Humana, Inc. ...........................................................  2.09%

J.P. Morgan Chase & Co. ................................................  1.99%

Merrill Lynch & Co., Inc. ..............................................  1.88%

ConocoPhillips .........................................................  1.78%

American International Group, Inc. .....................................  1.75%

Bank of New York Co., Inc. .............................................  1.67%

Bank of America Corp. ..................................................  1.66%

Schlumberger, Ltd. .....................................................  1.59%

Honeywell International, Inc. ..........................................  1.44%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) returned 3.74%, in comparison to its benchmark, the Russell 1000(R) Value Index, which advanced 6.21%.

Value-oriented stocks extended a multi-year winning streak versus growth stocks during the period, while returns from lower quality equities topped higher quality names. Given the latter development, a portion of the Fund's underperformance may be traced to an emphasis on higher quality stocks, which generally offered better values than low quality equities.

From a sector standpoint, investments in the materials, healthcare and consumer staples sectors weighed on returns. While the Fund's overweight position in materials, relative to the benchmark added to performance, as commodity markets responded to a continued rise in overseas consumption, the Fund's selections in the chemical and metals groups failed to keep pace with the broader rally. +

Product liability and pipeline issues hindered a number of pharmaceutical holdings, which contributed to the underperformance in healthcare. The stake in the consumer staples area included no exposure to tobacco or spirits stocks, which performed relatively well. A number of the Fund's food and beverage holdings also produced uninspiring results. +

Providing a lift was effective stock picking in the industrials and consumer discretionary spaces. In the industrials group, the Fund's investments profited from the expansion in worldwide demand for mining and other industrial equipment. Avoiding the major domestic automakers and companies exposed to that industry produced better-than-the-benchmark results in the discretionary sector. +

At the period's close, the characteristics of the Fund were very similar to the benchmark in traditional value measures such as price-book ratio and average yield, but it demonstrated deeper value traits in measures such as price-earnings ratio and price-sales ratio. Meanwhile, the Fund's greater exposure to higher quality names stemmed from the lack of compelling values in the lower quality space. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          3.74%           11.90%        5.46%         9.77%
--------------------------------------------------------------------------------
Class A Shares*              -1.53%            6.08%        4.12%         9.00%
--------------------------------------------------------------------------------
Class B Shares**             -1.39%            5.81%        4.12%         8.76%
--------------------------------------------------------------------------------
Class C Shares**              2.32%           10.85%        4.40%         8.79%
--------------------------------------------------------------------------------
Advisor Shares***             0.11%            7.78%        4.23%         8.93%
--------------------------------------------------------------------------------
Russell 1000(R)
Value Index 1                 6.21%           13.22%        6.00%        11.03%
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Average 1               4.76%           11.23%        4.15%         8.75%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 27, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT WAIVERS OR REIMBURSEMENTS). THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, JANUARY 27, 1997 AND AUGUST 1, 2005, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Royal Dutch Shell PLC ADR, A ...........................................  3.33%

MetLife, Inc. ..........................................................  3.08%

J.P. Morgan Chase & Co. ................................................  2.89%

ConocoPhillips .........................................................  2.76%

Merrill Lynch & Co., Inc. ..............................................  2.70%

SunTrust Banks, Inc. ...................................................  2.56%

Gannett, Inc. ..........................................................  2.42%

Hartford Financial Services Group ......................................  2.41%

Marathon Oil Corp. .....................................................  2.36%

Pfizer, Inc. ...........................................................  2.27%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third LifeModel Aggressive Fund SM (Institutional Shares) produced a total return of 6.86%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 5.67% and 0.81% respectively.

Diversification served investors well during the period as returns on asset classes varied dramatically. While large capitalization domestic stocks generated returns around 5%, mid cap and small cap equity advances hovered near 9%. Meanwhile, international stocks posted returns of 15% or better and fixed income investments generally gained around 1%.

The Fund's performance stemmed largely from its continued bias towards a diversified group of stocks. More specifically, the Fund's international exposure was increased and domestic holdings tilted toward larger cap companies.
+

Fixed income investments were kept at modest levels as the yield curve flattened, which occurs when short-term yields increase faster than long-term rates. Although the Fund's small bond exposure was not additive to performance for the period, it still plays an essential strategic role, given the elevated levels of geopolitical and terrorism risk in the world. +

Through the first weeks of 2006, the Fund adopted a more cautious tone and exited some equity positions in favor of cash. With a still-active Federal Reserve, an inverted yield curve--featuring higher short-term interest rates than long-term yields--and the elevated price of gold, a wary approach seems prudent. However, the outlook for equities is far from dreary as two long-term drivers of stock prices--above average corporate profits and below average long bond yields--continue to exhibit favorable characteristics. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                                    SINCE
                             DATE           6 MONTH ++++   1 YEAR     INCEPTION
                           ---------        ------------   ------     ---------
Institutional Shares        8/1/02             6.86%       15.77%       14.48%
--------------------------------------------------------------------------------
Class A Shares*             8/1/02             1.43%        9.66%       12.49%
--------------------------------------------------------------------------------
Class B Shares**            8/1/02             1.36%        9.58%       12.68%
--------------------------------------------------------------------------------
Class C Shares**            8/1/02             5.30%       14.59%       13.33%
--------------------------------------------------------------------------------
Advisor Shares***           8/1/02             3.11%       11.38%       12.82%
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                   5.67%       13.13%       14.23%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                            0.81%        1.37%        3.98%
--------------------------------------------------------------------------------
LifeModel Aggressive
Target Neutral Asset Class
Index Blend 1                                  5.19%       11.94%       13.26%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+

                                  [BAR CHART]

        Fifth Third Quality
                Growth Fund        23.42%

    Fifth Third Disciplined
       Large Cap Value Fund        17.02%

          Fifth Third Large
              Cap Core Fund        13.62%

  Fifth Third International
                Equity Fund        12.14%

            Fifth Third Mid
            Cap Growth Fund        10.53%

          Fifth Third Multi
             Cap Value Fund        8.11%

          Fifth Third Small
            Cap Growth Fund        6.11%

          Fifth Third Small        4.62%
             Cap Value Fund

   Fifth Third Intermediate        1.91%
                  Bond Fund

  Fifth Third Institutional
          Money Market Fund        1.56%

           Fifth Third High
            Yield Bond Fund        0.96%



                                   0%    5%     10%    15%    20%    25%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third LifeModel Moderately Aggressive Fund SM (Institutional Shares) produced a total return of 5.61%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 5.67% and 0.81%, respectively.

Diversification served investors well during the period as returns on asset classes varied dramatically. While large capitalization domestic stocks generated returns around 5%, mid cap and small cap equity advances hovered near 9%. Meanwhile, international stocks posted returns of 15% or better and fixed income investments generally gained around 1%.

The Fund's performance stemmed largely from its continued bias towards a diversified group of stocks. More specifically, the Fund's international exposure was increased and domestic holdings tilted toward larger cap companies.
+

Fixed income investments were kept at modest levels as the yield curve flattened, which occurs when short-term yields increase faster than long-term rates. Although the Fund's small bond exposure was not additive to performance for the period, it still plays an essential strategic role, given the elevated levels of geopolitical and terrorism risk in the world. +

Through the first weeks of 2006, the Fund adopted a more cautious tone and exited some equity positions in favor of cash. With a still-active Federal Reserve, an inverted yield curve--featuring higher short-term interest rates than long-term yields--and the elevated price of gold, a wary approach seems prudent. However, the outlook for equities is far from dreary as two long-term drivers of stock prices--above average corporate profits and below average long bond yields--continue to exhibit favorable characteristics. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                                    SINCE
                             DATE       6 MONTH ++++       1 YEAR     INCEPTION
                           ---------    ------------       ------     ---------
Institutional Shares        8/1/02       5.61%             12.64%       13.38%
--------------------------------------------------------------------------------
Class A Shares*             8/1/02       0.15%              6.70%       11.43%
--------------------------------------------------------------------------------
Class B Shares**            8/1/02       0.08%              6.50%       11.62%
--------------------------------------------------------------------------------
Class C Shares**            8/1/02       3.99%             11.48%       12.26%
--------------------------------------------------------------------------------
Advisor Shares***           8/1/02       1.92%              8.47%       11.75%
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                             5.67%             13.13%       14.23%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                      0.81%              1.36%        3.98%
--------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Target Neutral
Asset Class Index Blend 1                4.23%              9.56%       11.28%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

        Fifth Third Quality        18.91%
                Growth Fund

    Fifth Third Disciplined        13.83%
       Large Cap Value Fund

          Fifth Third Large        10.60%
              Cap Core Fund

  Fifth Third International        10.29%
                Equity Fund

            Fifth Third Mid        8.20%
            Cap Growth Fund

   Fifth Third Intermediate        6.58%
                  Bond Fund

          Fifth Third Multi        6.25%
             Cap Value Fund

          Fifth Third Short        5.64%
             Term Bond Fund

           Fifth Third High        4.75%
            Yield Bond Fund

                Fifth Third        4.70%
                  Bond Fund

          Fifth Third Small        4.30%
            Cap Growth Fund

          Fifth Third Small        3.24%
             Cap Value Fund

  Fifth Third Institutional        2.71%
          Money Market Fund

                                   0%    5%    10%      15%    20%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATE FUND SM
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third LifeModel Moderate Fund SM (Institutional Shares) produced a total return of 4.41%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 5.67% and 0.81%, respectively.

Returns on asset classes varied dramatically during the period with diversified stock investors enjoying gains in the 7% range and bond investors realizing returns of around 1%.

The Fund's performance resulted in part from a continued bias toward stocks. Furthermore, the diversified nature of the equity portfolio--including large, medium and small capitalization stocks as well as international holdings--enhanced returns. +

A defensive posture with a tilt toward shorter-term investments was maintained within the bond portion of the portfolio. This longstanding strategy reflects uncertainty over prospects in long-term bonds, where yields appear too low, given above-average economic growth and an active Federal Reserve. +

Through the first weeks of 2006, the Fund adopted a more cautious tone and exited some equity positions in favor of cash. With more short-term interest rate hikes from the Federal Reserve likely, an inverted yield curve--featuring higher short-term interest rates than long-term yields--and the elevated price of gold, a wary approach seems prudent. However, the outlook for equities is far from dreary as two long-term drivers of stock prices--above average corporate profits and below average long bond yields--continue to exhibit favorable characteristics. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                                    SINCE
                             DATE       6 MONTH ++++       1 YEAR     INCEPTION
                           ---------    ------------       ------     ---------
Institutional Shares        8/1/02       4.41%              9.78%        9.93%
--------------------------------------------------------------------------------
Class A Shares*             8/1/02      -0.94%              4.05%        8.05%
--------------------------------------------------------------------------------
Class B Shares**            8/1/02      -1.07%              3.67%        8.14%
--------------------------------------------------------------------------------
Class C Shares**            8/1/02       2.92%              8.74%        8.87%
--------------------------------------------------------------------------------
Advisor Shares***           8/1/02       0.69%              5.63%        8.32%
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                             5.67%             13.13%       14.23%
--------------------------------------------------------------------------------
Lehman Brothers
IntermediateGovernment/
Credit Bond Index 1                      0.81%              1.36%        3.98%
--------------------------------------------------------------------------------
LifeModel Moderate Target
Neutral Asset Class Index
Blend 1                                  3.26%              7.20%        9.25%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

   Fifth Third Intermediate
                  Bond Fund        16.81%

        Fifth Third Quality
                Growth Fund        14.17%

          Fifth Third Short
             Term Bond Fund        10.92%

    Fifth Third Disciplined
            Large Cap Value        10.24%

                Fifth Third
                  Bond Fund        9.90%

  Fifth Third International
                Equity Fund        8.85%

          Fifth Third Large
              Cap Core Fund        7.87%

            Fifth Third Mid
            Cap Growth Fund        5.78%

           Fifth Third High
            Yield Bond Fund        5.00%

          Fifth Third Multi
             Cap Value Fund        4.51%

          Fifth Third Small
            Cap Growth Fund        3.19%

          Fifth Third Small
             Cap Value Fund        2.41%

  Fifth Third Institutional
          Money Market Fund        0.35%

                                   0%      5%     10%       15%      20%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third LifeModel Moderately Conservative Fund SM (Institutional Shares) produced a total return of 3.57%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 5.67% and 0.81%, respectively.

Returns on asset classes varied dramatically during the period with diversified stock investors enjoying gains in the 7% range and bond investors realizing returns of around 1%.

The Fund's performance resulted in part from a continued bias toward stocks. Furthermore, the diversified nature of the equity portfolio--including large, medium and small capitalization stocks as well as international holdings--enhanced returns while lowering the overall risk profile of the Fund's equity exposure. +

A defensive posture with a tilt toward shorter-term investments was maintained within the bond portion of the portfolio. This longstanding strategy reflects uncertainty over prospects in long-term bonds, where yields appear too low, given above-average economic growth and an active Federal Reserve.

Through the first weeks of 2006, the Fund adopted a more cautious tone and exited some equity positions in favor of cash. With more short-term interest rate hikes from the Federal Reserve likely, an inverted yield curve--featuring higher short-term interest rates than long-term yields--and the elevated price of gold, a wary approach seems prudent. As such headwinds can cause complications for stocks and added volatility for bonds, both markets will be monitored closely. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                                    SINCE
                             DATE       6 MONTH ++++       1 YEAR     INCEPTION
                           ---------    ------------       ------     ---------
Institutional Shares        8/1/02       3.57%              7.96%        8.03%
--------------------------------------------------------------------------------
Class A Shares*             8/1/02      -1.73%              2.33%        6.17%
--------------------------------------------------------------------------------
Class B Shares**            8/1/02      -1.91%              1.93%        6.23%
--------------------------------------------------------------------------------
Class C Shares**            8/1/02       2.06%              6.91%        6.96%
--------------------------------------------------------------------------------
Advisor Shares***           8/1/02      -0.03%              3.94%        6.48%
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                             5.67%             13.13%       14.23%
--------------------------------------------------------------------------------
Lehman Brothers
IntermediateGovernment/
Credit Bond Index 1                      0.81%              1.36%        3.98%
--------------------------------------------------------------------------------
LifeModel Moderately
Conservative Target Neutral
Asset Class Index Blend 1                2.77%              6.02%        8.22%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

   Fifth Third Intermediate
                  Bond Fund        19.22%

          Fifth Third Short
             Term Bond Fund        14.46%

                Fifth Third
                  Bond Fund        12.50%

        Fifth Third Quality
                Growth Fund        12.43%

    Fifth Third Disciplined
       Large Cap Value Fund        9.18%

  Fifth Third International
                Equity Fund        7.96%

          Fifth Third Large
              Cap Core Fund        5.96%

           Fifth Third High
            Yield Bond Fund        4.87%

            Fifth Third Mid
            Cap Growth Fund        4.43%

          Fifth Third Multi
             Cap Value Fund        3.38%

          Fifth Third Small
            Cap Growth Fund        2.15%

  Fifth Third Institutional
          Money Market Fund        1.84%

          Fifth Third Small
             Cap Value Fund        1.62%

                                   0%     5%      10%     15%     20%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third LifeModel Conservative Fund SM (Institutional Shares) produced a total return of 2.46%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 5.67% and 0.81%, respectively.

Returns on asset classes varied dramatically during the period with diversified stock investors enjoying gains in the 7% range and bond investors realizing returns of around 1%.

The Fund's performance resulted in part from an optimal exposure to equity investments during the period. Furthermore, the diversified nature of the stock portfolio--including large, medium and small capitalization stocks as well as international holdings--enhanced returns while lowering the overall risk profile of the Fund's equity exposure, which remained modest and within the investment guidelines. +

A defensive posture with a tilt toward shorter-term investments was maintained within the bond portion of the portfolio. This longstanding strategy reflects uncertainty over prospects in long-term bonds, where yields appear too low, given above-average economic growth and an active Federal Reserve. +

Through the first weeks of 2006, the Fund adopted a more cautious tone and exited some equity positions in favor of cash. With more short-term interest rate hikes from the Federal Reserve likely, an inverted yield curve--featuring higher short-term interest rates than long-term yields--and the elevated price of gold, a wary approach seems prudent. As such headwinds can cause complications for stocks and added volatility for bonds, both markets will be monitored closely. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                                    SINCE
                             DATE       6 MONTH ++++       1 YEAR     INCEPTION
                           ---------    ------------       ------     ---------
Institutional Shares        8/1/02       2.46%              5.29%        6.25%
--------------------------------------------------------------------------------
Class A Shares*             8/1/02      -2.75%             -0.25%        4.42%
--------------------------------------------------------------------------------
Class B Shares**            8/1/02      -3.03%             -0.75%        4.43%
--------------------------------------------------------------------------------
Class C Shares**            8/1/02       1.02%              4.29%        5.21%
--------------------------------------------------------------------------------
Advisor Shares***           8/1/02      -1.19%              1.34%        4.70%
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                             5.67%             13.13%       14.23%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                      0.81%              1.36%        3.98%
--------------------------------------------------------------------------------
LifeModel Conservative
Target Neutral Asset Class
Index Blend 3                            1.79%              3.68%        6.12%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

   Fifth Third Intermediate
                  Bond Fund        29.85%

          Fifth Third Short
             Term Bond Fund        19.96%

                Fifth Third
                  Bond Fund        17.91%

        Fifth Third Quality
                Growth Fund        7.94%

    Fifth Third Disciplined
       Large Cap Value Fund        5.89%

           Fifth Third High
            Yield Bond Fund        4.99%

  Fifth Third International
                Equity Fund        3.88%

          Fifth Third Large
              Cap Core Fund        2.98%

            Fifth Third Mid
            Cap Growth Fund        2.03%

          Fifth Third Small
            Cap Growth Fund        1.67%

          Fifth Third Multi
             Cap Value Fund        1.55%

          Fifth Third Small
             Cap Value Fund        1.28%

  Fifth Third Institutional
          Money Market Fund        0.07%


                                   0%  5%   10%   15%  20%   25%  30%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Strategic Income Fund (Institutional Shares) gained 1.05%, outperforming its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which returned 0.64%.

As the Federal Reserve pushed its key overnight lending rate from 3.25% to 4.50% during the period, the sentiment that it had gone too far started to emerge. In response, investors in long-term bonds kept rates at that end of the yield curve fairly steady. Eventually, the yield curve inverted, with short-term interest rates higher than long-term yields. Historically, such a development usually precedes a recession, but it's too early to tell if that will be the case this time.

Relatively little volatility in long-term interest rates kept mortgage rates reasonable, which reinforced solid fundamentals in real estate investment trusts (REITs), the Fund's top performing asset class. Generally higher yields also attracted investors to REITs, but as demand heightened, so did risks of a fall, so the Fund adopted a more cautionary stance and booked some profits. +

Adding to gains were positions in dividend paying common stocks and preferred stocks. The Fund padded its exposure to preferred equities during a mid-year slump and enjoyed a recovery during the second half of the period as the rest of the market resumed its hunt for yield. In the coming months, there's a good chance several of the Fund's preferred holdings will be called--or retired by the issuing entity--which would generate cash for new investments either in other preferred stocks or elsewhere. +

Minimal price movement at the long end of the yield curve contributed to a challenging environment for Treasury and government agency bonds, which also experienced continued high demand from overseas buyers. Corporate bonds struggled amid a resurgence in leveraged buyouts, which generally entail issuance of large volumes of new corporate debt. Accounting for about 30% of the Fund, the bond market woes diminished performance. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------
BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                             6 MONTH ++++     1 YEAR       5 YEAR       10 YEAR
                             ------------     ------       ------       -------
Institutional Shares            1.05%          3.46%        7.27%         7.18%
--------------------------------------------------------------------------------
Class A Shares*                -4.15%         -1.91%        5.78%         6.38%
--------------------------------------------------------------------------------
Class B Shares**               -4.38%         -2.49%        5.94%         6.35%
--------------------------------------------------------------------------------
Class C Shares**               -0.52%          2.38%        6.15%         6.30%
--------------------------------------------------------------------------------
Advisor Shares***              -2.59%         -0.51%        6.06%         6.52%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index 1             0.64%          1.10%        5.96%         6.10%
--------------------------------------------------------------------------------
Lipper Flexible Income
Funds Average 1                 5.64%         10.52%        3.12%         7.62%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/ MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS A, CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 1, 2004, APRIL 1, 2004 AND OCTOBER 29, 2001, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS A, CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATES REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR THE RESPECTIVE SHARE CLASS. PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

             Corporate Bond
                Equivalents        38.88%

                  Corporate
                      Bonds        24.05%

                Real Estate
          Investment Trusts        10.32%

                 Investment
                  Companies        8.48%

                     Common
                     Stocks        6.29%

                  Preferred
                     Stocks        4.64%

            U.S. Government
                   Agencies        2.44%

             Investments in
                 Affiliates        2.42%

              U.S. Treasury
                      Notes        1.24%

                    Foreign        1.24%
                      Bonds
                                   0%   5% 10%  15%   20%  25%  30%  35%  40%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DIVIDEND GROWTH FUND
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Dividend Growth Fund (Institutional Shares) returned 2.49%, trailing its benchmark, the S&P 500 Index, which advanced 4.68%.

The Fund is primarily focused on high quality equities that offer solid growth potential and steadily increasing dividends through all kinds of economic cycles. Considering dividends have long accounted for a significant portion of the S&P 500 Index's total return, we believe such an approach can play a key role in an investor's portfolio.

Over the past six months, lower quality stocks outperformed higher quality names, which contributed to the Fund's underperformance. Given the cyclicality of quality trends and considering that low quality equities have outperformed for longer than three years, the Fund is well-positioned for a shift in market preferences.

During the period the Fund was underweight, relative to the benchmark, in the top-performing energy sector, which hurt performance. As oil and natural gas stocks are not historically known for reliable earnings growth or dividend stability, the Fund missed out on profiting from the recent run-up in energy prices. +

Ineffective stock picks in the financial services group also diminished returns as the Fund's regional bank holdings sagged amid the flattening of the yield curve--a situation when short-term rates increase faster than long-term rates--and the expected negative impact on profit margins. +

Boosting performance was a solid collection of holdings within the industrials sector, which rebounded as the economy's health proved enduring. Diversified equipment and systems manufacturers led the way along with logistics providers. Similar stocks within the consumer discretionary sector, which encompasses auto part suppliers as well as the better-known media and retail companies, enhanced gains as well. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BECAUSE THE FUND MAY INVEST IN A SINGLE INDUSTRY, ITS SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. AS A NON-DIVERSIFIED FUND, THE VALUE OF THE SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          2.49%           10.31%       -6.59%         3.21%
--------------------------------------------------------------------------------
Class A Shares*              -2.72%            4.65%       -7.76%         2.50%
--------------------------------------------------------------------------------
Class B Shares**             -3.03%            4.26%       -7.99%         2.25%
--------------------------------------------------------------------------------
Class C Shares**              0.97%            9.25%       -7.54%         2.25%
--------------------------------------------------------------------------------
Advisor Shares***            -1.09%            6.25%       -7.65%         2.43%
--------------------------------------------------------------------------------
S&P 500 Index 1               4.68%           10.38%        0.37%         8.99%
--------------------------------------------------------------------------------
Russell 1000(R) Index 1,2     5.04%           12.07%        0.98%         9.24%
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1          5.04%           10.31%       -0.88%         7.58%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

2 THE FUND CHANGED ITS BENCHMARK FROM THE RUSSELL 1000(R) INDEX TO THE S&P 500 INDEX, EFFECTIVE AUGUST 1, 2005, IN ORDER TO BETTER REPRESENT THE FUND'S INVESTMENT POLICIES FOR COMPARISON PURPOSES.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE DIVIDEND GROWTH FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, MARCH 9, 1998 AND AUGUST 1, 2005, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/ OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Procter & Gamble Co. ...................................................  3.94%

Exxon Mobile Corp. .....................................................  3.63%

Johnson & Johnson ......................................................  3.60%

PepsiCo, Inc. ..........................................................  3.47%

General Electric Co. ...................................................  3.46%

United Technologies Corp. ..............................................  3.39%

Wells Fargo & Co. ......................................................  3.02%

Wachovia Corp. .........................................................  2.87%

Medtronic, Inc. ........................................................  2.64%

Becton, Dickinson & Co. ................................................  2.62%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Technology Fund (Institutional Shares) gained 16.87%, outperforming its benchmark, the Merrill Lynch 100 Technology Index, which advanced 14.24%.

The potential for an economic slowdown, caused in part by higher energy prices and the Federal Reserve's unwavering campaign to raise short-term interest rates, weighed on investors during the first part of the period. The economy proved resilient in absorbing shocks to the system such as Hurricane Katrina, sentiment improved. Tepid inflationary developments and a slow but sure expansion of capital spending levels further bolstered the optimism.

Within the information technology sector, good earnings reports pleased investors, who continued to favor companies exhibiting solid top-line growth and expanding margins. Dominant themes arose in wireless-related, service outsourcing and Internet advertising industries.

The Fund was lifted by an overweight stake, relative to the benchmark, in the semiconductor space. Underinvestment over the past few years in chip manufacturing equipment resulted in current capacity utilization running at historically high levels, which sparked expectations of renewed investment --and stock gains. Select software companies appealing to well-defined target markets also aided performance, along with biotechnology concerns with treatments addressing large needs in late stages of development. +

Although Internet advertising stocks took off during the period, the Fund avoided the well-publicized names due to concerns over valuation and sustainability of growth rates--a decision that hampered returns. Ineffective stock selection in the medical device field also diminished gains. +

Unlike broader market indexes, sector specific benchmarks can be quirky. For example, the Fund's benchmark, the Merrill Lynch Technology Index, makes weighting and composition changes in December, which can directly affect year-end performance. Regardless of the benchmark's moves, the Fund remains invested in 40-60 stocks in various areas of the information technology and healthcare technology fields and looks for companies with solid growth rates, reasonable valuations and little correlation to each other. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES. THE FUND COULD FLUCTUATE IN PRICE MORE THAN MOST FUNDS, DUE TO THE VOLATILE NATURE OF THE TECHNOLOGY SECTOR.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                      INCEPTION                                        SINCE
                        DATE      6 MONTH ++++   1 YEAR    5 YEAR     INCEPTION
                      ---------   ------------   ------    ------     ---------
Institutional Shares   6/5/00       16.87%       26.52%    -6.76%       -8.98%
--------------------------------------------------------------------------------
Class A Shares*        6/5/00       10.92%       19.96%    -7.95%      -10.02%
--------------------------------------------------------------------------------
Class B Shares**       6/5/00       11.24%       20.23%    -8.08%      -10.01%
--------------------------------------------------------------------------------
Class C Shares**       6/5/00       15.17%       25.31%    -7.72%       -9.89%
--------------------------------------------------------------------------------
Advisor Shares***      6/5/00       12.82%       21.91%    -7.85%        -9.96
--------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index 1                  14.24%       21.53%    -7.23%      -10.44%
--------------------------------------------------------------------------------
Lipper Science and
Technology Funds
Average 1                           12.23%       19.76%    -9.55%      -11.80%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000. THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY. THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

First Data Corp. .......................................................  3.30%

Information Corp. ......................................................  2.54%

Freescale Semiconductor, Inc., Class A .................................  2.52%

Red Hat, Inc. ..........................................................  2.40%

Varian Semiconductor Equipment Associates, Inc. ........................  2.39%

Advanced Energy Industries, Inc. .......................................  2.38%

Palm, Inc. .............................................................  2.34%

QUALCOMM, Inc. .........................................................  2.32%

Quest Software, Inc. ...................................................  2.19%

BEA Systems, Inc. ......................................................  2.15%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third International Equity Fund (Institutional Shares) advanced 20.58%, besting its benchmark, the MSCI EAFE Index, which gained 18.31%.

The leading performer on the globe during the period was Japan, which advanced 39% behind a strengthening economy. Economic growth estimates, purchasing manager surveys, industrial production, wages, machinery orders and inflation are all rising in Japan, which contributed to a sharp rise in the equity markets. Holding an overweight stake, relative to the benchmark, in Japanese stocks, the Fund benefited from the rally. +

A larger-than-the-benchmark stake in emerging markets, including Brazil, Mexico, Russia and Turkey, further enhanced returns, as did an underweight position in the United Kingdom, where investors contended with mixed economic news. +

Detracting from relative performance were overweight positions in Hong Kong and Singapore. +

From a sector standpoint, expanding international demand contributed to a 33% rise in the materials group. The industrials sector, which supplies the booming materials industry, advanced 28%. Among laggards, the telecommunication services sector was the worst, falling 9%. +

By the period's end, a wary eye had been cast on heightened valuations in Japan while sentiment about Europe started to pick up. Although reports such as higher economic growth projections conflicted with poor employment and retail sales figures in Germany, such conditions suggested European central bankers would refrain from any aggressive interest rate moves. Similarly, various data out of the U.K. suggest the Bank of England will be reluctant to tinker much with rates as well.

Of course, a large unknown remains the underlying health of the U.S. economy and corporate earnings, which survived the shock of Hurricane Katrina, but may soon have to contend with the effects of a slowing housing market. Market volatility is clearly increasing, which suggests a positive but watchful mindset is prudent.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN THIS FUND ENTAILS THE SPECIAL RISKS OF INTERNATIONAL INVESTING, INCLUDING CURRENCY EXCHANGE FLUCTUATION, GOVERNMENT REGULATIONS, AND THE POTENTIAL FOR POLITICAL AND ECONOMIC INSTABILITY. THE FUND'S SHARE PRICE IS EXPECTED TO BE MORE VOLATILE THAN THAT OF A U.S.-ONLY FUND.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares         20.58%           24.03%        6.00%         6.84%
--------------------------------------------------------------------------------
Class A Shares*              14.32%           17.52%        4.74%         6.14%
--------------------------------------------------------------------------------
Class B Shares**             14.97%           17.74%        4.61%         5.81%
--------------------------------------------------------------------------------
Class C Shares**             19.02%           22.86%        4.93%         5.92%
--------------------------------------------------------------------------------
Advisor Shares***            16.42%           19.53%        4.88%         6.08%
--------------------------------------------------------------------------------
MSCI EAFE Index 1            18.31%           22.76%        5.82%         6.43%
--------------------------------------------------------------------------------
Lipper International
Large-Cap Core
Funds Average 1              18.98%           23.53%        3.45%         6.60%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON NOVEMBER 10, 2003. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

BP PLC .................................................................  1.75%

Toyota Motor Corp. .....................................................  1.65%

Ishares MSCI Hong Kong Index Fund ......................................  1.55%

Glaxosmithkline PLC ....................................................  1.16%

Total Fina SA ..........................................................  1.15%

Mitisubishi UFJ Holdings, Inc. .........................................  1.10%

Royal Dutch Shell PLC, A Shares ........................................  1.08%

HSBC Holdings PLC ......................................................  1.05%

Novartis AG, (REG) .....................................................  1.02%

Nestle .................................................................  0.94%

+     Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Bond Fund (Institutional Shares) returned 0.78%, slightly trailing its benchmark, the Lehman Brothers Aggregate Bond Index, which advanced 0.84%.

The Federal Reserve spent the period continuing to implement its short-term interest rate policy, which resulted in five quarter-point rate hikes. Yet while the key overnight rate climbed from 3.25% to 4.50%, yields in the long-term bond market changed little, which resulted in a flattening of the yield curve.

With little or negative price movement on most bonds, fixed income investors spent the period seeking better yielding issues, as the interest paid generally drove each investment's total return. Few were willing to take large risks, however, as higher quality issues outperformed lower quality bonds. High yield corporate bonds especially struggled as leveraged buyout activity picked up.

Within the Fund, A-rated bonds from issuers such as banks and financial services companies sagged with the rest of the corporate group. Also hurting performance was an underweight, relative to the benchmark, in government agency debentures, which outperformed Treasuries. Given the rally and the resulting rich valuations in the group, the Fund refrained from adding to its agency position during the period. +

Conversely, the Fund upped its stake in commercial mortgage backed securities
(CMBS), which are supported by solid fundamentals such as high occupancy rates and historically low default levels. Offering more yield than Treasuries and carrying high quality ratings, CMBS enhanced the Fund's returns over the past six months. +

Contributing most significantly to performance were asset backed securities
(ABS) holding home equity loans. By the period's end, the Fund's focus had narrowed to emphasize ABS issues comprised of seasoned home equity loans--those made on residences prior to the surge in home values over the past three-plus years. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          0.78%            1.50%        4.83%         5.26%
--------------------------------------------------------------------------------
Class A Shares*              -4.20%           -3.58%        3.55%         4.52%
--------------------------------------------------------------------------------
Class B Shares**             -4.62%           -4.27%        3.43%         4.21%
--------------------------------------------------------------------------------
Class C Shares**             -0.70%            0.56%        3.78%         4.20%
--------------------------------------------------------------------------------
Advisor Shares***            -2.86%           -2.30%        3.61%         4.38%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1        0.84%            1.80%        5.53%         6.10%
--------------------------------------------------------------------------------
Lipper Corporate Debt
Funds A Rated Average 1       0.49%            1.28%        5.06%         5.39%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        Corporate  54.42%
                            Bonds

                  U.S. Government  35.98%
                         Agencies

                       Commercial  4.02%
                            Paper

                    U.S. Treasury  1.65%
                      Obligations

                          Foreign  1.53%
                            Bonds

                   Investments in  1.22%
                       Affiliates

    Short-Term Securities Held as  1.18%
Collateral for Securities Lending

                                   0%   5%   10%   20%   30%   40%   50%  60%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Intermediate Bond Fund (Institutional Shares) returned 0.75%, narrowly trailing its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which gained 0.81%.

The fixed income market behaved in a counterintuitive fashion during the period, which proved challenging. Maintaining a vigilant stance against inflation, the Federal Reserve gradually moved its short-term interest rate from 3.25% to 4.50% with five quarter-point adjustments. Believing that the Fed had inflation contained, investors in longer maturities generally stood by their positions. These circumstances caused short-term rates to rise faster than longer term rates and resulted in an inverted yield curve, with 2-year maturities yielding more than 10-year issues.

Relatively higher quality bonds outperformed lower quality issues--those rated BBB--during the period. Specifically within the corporate sector, lower rated issues struggled amid increasing leveraged buyout (LBO) activity. Some of the Fund's BBB holdings suffered from LBO fears, which detracted from performance. With no exposure to General Motors and Ford, however, the Fund avoided some underperformance attributed to both companies' extended woes. +

Contributing positively were holdings in asset backed securities (ABS), commercial mortgage backed securities (CMBS) and mortgage backed securities
(MBS). These holdings offered more yield than the benchmark's corporate sector, at a higher quality, which proved essential in a period when bond prices were little changed. Specifically among MBS issues, the Fund benefited from holding positions containing hybrid adjustable rate mortgages. +

At the period's close, the Fund held a significant exposure to ABS, CMBS and MBS issues, which offered better relative values versus other sectors of the benchmark. The Fund was also underweight, relative to the benchmark, in Treasuries and government agency bonds, which offered relatively poor values, and in corporate issues, which continue to be fully priced. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          0.75%            1.18%        4.35%        4.91%
--------------------------------------------------------------------------------
Class A Shares*              -2.95%           -2.60%        3.37%        4.28%
--------------------------------------------------------------------------------
Class B Shares**             -4.31%           -3.92%        3.25%        3.99%
--------------------------------------------------------------------------------
Class C Shares**             -0.86%            0.14%        3.29%        3.84%
--------------------------------------------------------------------------------
Advisor Shares***            -1.40%           -1.19%        3.44%        4.19%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1           0.81%            1.37%        5.15%        5.71%
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Average 1               0.63%            1.41%        4.93%        5.31%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST, 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        Corporate  74.40%
                            Bonds

                  U.S. Government
                         Agencies  17.71%

    Short-Term Securities Held as  4.97%
Collateral for Securities Lending

                    U.S. Treasury
                      Obligations  2.03%

                   Investments in
                       Affiliates  0.71%

                          Foreign
                            Bonds  0.18%

                                   0%  10%  20%  30%  40%  50%   60%  70%  80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Short Term Bond Fund (Institutional Shares) returned 1.23%, narrowly trailing its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, which advanced 1.28%.

The Federal Reserve kept the short-term bond market busy during the period as it raised its overnight rate from 3.25% to 4.50% with five quarter-point moves. Yields on the 2-year note, which are less correlated to the central bank's activity, rose about 0.50%, which contributed to a flattening of the yield curve--which describes conditions when longer term rates don't increase as quickly as short-term yields.

Two technical maneuvers designed to reduce the impact of such developments aided performance. The Fund maintained a slightly shorter duration--a defense against short-term rate hikes--than the benchmark and skewed its holdings toward the shortest and longest ends of the relevant bond spectrum--a strategy known as a barbell, which minimizes exposure to the less-active middle ground. By the period's end, in anticipation of an end to the Fed's rate-hike run, the Fund's duration had been adjusted to a nearly neutral stance and held more equal representation along the entire yield curve. +

The Fund remained underweight, relative to the benchmark, in overseas bonds, a position which diminished returns during the period. +

Less exposure than the Index to the automotive industry, namely the struggling General Motors and Ford, enhanced returns, as did a large participation in the commercial mortgage backed securities (CMBS) and the mortgage backed securities
(MBS) markets. Notable gains came from high quality, well-diversified CMBS issues and MBS bonds rooted in three- and five-year adjustable rate mortgages. +

The most significant lift came from asset backed securities comprised of home equity loans. To lock some resulting gains, the Fund sold off such issues used in combination with first mortgages to purchase homes, which became riskier. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          1.23%            1.78%        3.16%         4.36%
--------------------------------------------------------------------------------
Class A Shares*              -2.46%           -1.91%        2.26%         3.82%
--------------------------------------------------------------------------------
Class C Shares**             -0.32%            0.79%        2.14%         3.32%
--------------------------------------------------------------------------------
Advisor Shares***            -1.03%           -0.72%        2.24%         3.64%
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Government/Corporate
Bond Index 1                  1.28%            2.00%        3.83%         4.96%
--------------------------------------------------------------------------------
Lipper Short Investment
Grade Debt Funds
Average 1                     1.17%            1.87%        3.24%         4.38%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON AUGUST 1, 2003 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS C AND ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        Corporate  60.45%
                            Bonds

                  U.S. Government
                         Agencies  22.87%

                    U.S. Treasury
                      Obligations  7.09%

    Short-Term Securities Held as
Collateral for Securities Lending  5.94%

                   Investments in
                       Affiliates  2.88%

                          Foreign
                            Bonds  0.46%

                        Municipal
                            Bonds  0.31%

                                   0%  10%  20%  30%  40%  50%   60%  70%  80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third U.S. Government Bond Fund (Institutional Shares) gained 1.10%, topping its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 0.92%.

Modest returns were the norm for intermediate and longer-term issues, which moved little during the period. Despite continually climbing short-term yields, driven by the Federal Reserve's rate-hike campaign, the absence of strong inflationary evidence kept a lid on moves at the long end.

Helping prevent a breakout was the continuation of strong overseas demand for U.S. debt. Relative to bonds issued by governments in Japan, Germany and other developed economies, U.S. government and agency issues offer yields 100-300 basis points (100 basis points equal 1.00%) higher than comparable foreign bonds, which is attractive worldwide.

Within such a low-volatility environment, higher yields played an essential role in the Fund's outperformance. Uniquely structured bonds tend to be the best place to capture slightly better returns and the Fund benefited from investments in Z-bonds and digital two-tiered index bonds (TIBS). As part of a collateralized mortgage obligation (CMO) offering, which divides a group of mortgage-backed securities into different issues with varied features, Z-bonds are the last issue paid off. To compensate investors for their patience, the issues generally carry a higher yield. +

The relatively new digital TIBS pay an above-market yield as long as interest rates remain below a stated level. If rates exceed that level, the issue is redeemed, but since the threshold is high, considering current conditions, the Fund has comfortably enjoyed the higher yield. +

Any CMO issue carries prepay risk, or the potential that the underlying mortgages will be paid off and force redemption of the bond. While the composition of any CMO bond is always examined, surprises can happen and a few prepaid issues weighed on the Fund's returns during the period. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

U.S. GOVERNMENT GUARANTEES APPLY ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO AND NOT THE FUNDS SHARES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          1.10%            1.64%        4.06%         4.71%
--------------------------------------------------------------------------------
Class A Shares*              -3.81%           -3.46%        2.81%         4.02%
--------------------------------------------------------------------------------
Class C Shares**             -0.41%            0.62%        3.02%         3.76%
--------------------------------------------------------------------------------
Advisor Shares***            -2.41%           -2.10%        2.90%         3.94%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government Bond Index 1       0.92%            1.55%        4.54%         5.41%
--------------------------------------------------------------------------------
Lipper Short
Intermediate U.S.
Government Bond
Funds Average 1               0.71%            1.03%        3.66%         4.60%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND HOLDINGS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                 Fannie Mae        27.14%

                Freddie Mac        22.63%

        Government National
       Mortgage Association        11.80%

                  Financing
                Corporation        10.90%

               Federal Home
                  Loan Bank        7.86%

              U.S. Treasury
                Obligations        5.96%

             Small Business
             Administration        5.63%

                Investments
              in Affiliates        4.82%


                  Tennessee
           Valley Authority        1.70%


               Federal Farm
                Credit Bank        1.56%

                                   0%    5%   10%    15%    20%    25%    30%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Municipal Bond Fund (Institutional Shares) returned 0.87%, trailing its benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.33%.

Much like U.S. Treasuries, the municipal bond yield curve flattened during the period as short-term rates rose and long-term yields fell. The activity at the short end of the curve stemmed from the Federal Reserve's continued campaign to boost its key overnight borrowing rate. The more measured move at the long end of the curve reflected the fixed income market's reservations about the underlying health of the U.S. economy.

Municipalities generally operated on solid financial footing during the period and took advantage of historically low rates to bring more than $400 billion in new issues to market during 2005. A significant portion of the issuance represented pre-refunded bonds, which allowed issuers to retire higher yielding debt in favor of new issues with better terms.

The focus by issuers on reducing costs through bonds with lower yields left investors hungry for returns. Many found them in tobacco-related bonds, which received a boost from litigation that eased cigarette makers' liabilities. As these high volatility, low quality issues don't fit the Fund's investment criteria, it held no tobacco-related issues, which affected returns, relative to the benchmark. +

Also affecting performance was the Fund's short duration, relative to the benchmark, which reduced the Fund's exposure to the long end of the curve, where bond prices held up better than at the short end. +

Higher yielding issues such as those subject to the alternative minimum tax aided performance during the period. Additionally, the Fund was lifted by the purchase of bonds such as insured college issues in the 20-year portion of the yield curve. +

By the period's end, the Fund was exploring higher yielding investments that carried slightly lower quality characteristics but would have minimal effect on the Fund's average credit rating. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          0.87%            1.62%        4.56%         4.95%
--------------------------------------------------------------------------------
Class A Shares*              -4.01%           -3.46%        3.29%         4.16%
--------------------------------------------------------------------------------
Class B Shares**             -4.39%           -4.07%        3.19%         3.89%
--------------------------------------------------------------------------------
Class C Shares**             -0.60%            0.56%        3.51%         3.89%
--------------------------------------------------------------------------------
Advisor Shares***            -2.67%           -2.16%        3.38%         4.09%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index 1        1.33%            2.83%        5.44%         5.66%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Average 1          1.09%            2.35%        4.69%         4.71%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

BOND QUALITY RATINGS AS OF JANUARY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        AAA        71.30%

                         AA        19.83%

                          A        1.78%

                        BBB        6.43%

   Net Cash and Equivalents        0.66%

                                   0%  10%  20%  30%  40%  50%   60%  70%  80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) returned 0.73%, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, which gained 1.12%.

Much like U.S. Treasuries, the municipal bond yield curve flattened during the period as short-term rates rose and long-term yields fell. The activity at the short end of the curve stemmed from the Federal Reserve's continued campaign to boost its key overnight borrowing rate. The more measured move at the long end of the curve reflected the fixed income market's reservations about the underlying health of the U.S. economy.

The flattening occurred within the intermediate portion of the curve as well, with 10-year yields increasing much slower than 3-year rates. As the Fund was positioned with a short duration, relative to the benchmark, it was more concentrated in the portion of the market where yields moved higher and bond prices, which move in an opposite fashion, fell more, which affected returns. +

Higher yielding issues such as those subject to the alternative minimum tax
(AMT) boosted performance during the period. The future of the AMT remains unclear and since it's highly unlikely Congress will take up the issue during an election year, the bonds continue to offer a modest premium. +

Additionally, the Fund experienced a lift from slightly lower quality holdings, such as healthcare issues that provided additional yield without compromising much credit quality. +

In general, the modest steps down the quality spectrum enhanced the Fund's potential yield with minimal impact on its average AA rating. +

INVESTMENT RISK CONSIDERATIONS

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                             6 MONTH ++++     1 YEAR       5 YEAR       10 YEAR
                             ------------     ------       ------       -------
Institutional Shares            0.73%          1.08%        3.64%         4.24%
--------------------------------------------------------------------------------
Class A Shares*                -2.78%         -2.62%        2.64%         3.62%
--------------------------------------------------------------------------------
Class B Shares**               -4.20%         -3.92%        2.58%         3.34%
--------------------------------------------------------------------------------
Class C Shares**               -0.76%          0.04%        2.61%         3.19%
--------------------------------------------------------------------------------
Advisor Shares***              -1.40%         -1.28%        2.73%         3.52%
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1          1.12%          1.58%        4.52%         4.94%
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average 1            0.98%          1.43%        4.14%         4.52%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

BOND QUALITY RATINGS AS OF JANUARY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        AAA        62.83%

                         AA        20.63%

                          A        6.36%

                        BBB        9.32%

   Net Cash and Equivalents        0.15%

                  Not Rated        0.71%

                                   0%  10%  20%  30%  40%  50%   60%  70%  80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) returned 0.76%, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, which gained 1.12%.

Much like U.S. Treasuries, the municipal bond yield curve flattened during the period as short-term rates rose and long-term yields fell. The activity at the short end of the curve stemmed from the Federal Reserve's continued campaign to boost its key overnight borrowing rate. The more measured move at the long end of the curve reflected the fixed income market's reservations about the underlying health of the U.S. economy.

Municipalities generally operated on solid financial footing during the period and took advantage of historically low rates to bring more than $400 billion in new issues to market during 2005. A significant portion of the issuance represented pre-refunded bonds, which allowed issuers to retire higher yielding debt in favor of new issues with better terms. Specifically within Ohio, about $11.5 billion worth of new issues hit the market in 2005, a 9% increase over 2004 levels. +

Strong demand from hedge funds and other non-traditional municipal bond investors effectively absorbed the healthy supply of new bonds, which helped tame long-term rates. Conditions diminished returns from the Fund, which maintained a short duration, relative to its benchmarks. The strategy is designed to combat rising short-term interest rates but is generally ineffective when the curve flattens. +

The Fund's higher yielding holdings boosted performance, including a statewide solid waste agency issue and insured bonds issued by Ohio colleges and universities. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          0.76%            0.98%        3.65%         3.97%
--------------------------------------------------------------------------------
Class A Shares*              -4.07%           -4.00%        2.41%         3.29%
--------------------------------------------------------------------------------
Class B Shares**             -4.67%           -4.76%        2.25%         2.87%
--------------------------------------------------------------------------------
Class C Shares**             -0.75%           -0.03%        2.62%         3.05%
--------------------------------------------------------------------------------
Advisor Shares***            -2.59%           -2.66%        2.49%         3.20%
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1        1.12%            1.58%        4.52%         4.94%
--------------------------------------------------------------------------------
Lipper Ohio
Intermediate Municipal
Debt Funds Average 1          0.68%            0.77%        3.38%         3.93%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000, APRIL 24, 1996 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B , CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

BOND QUALITY RATINGS AS OF JANUARY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                        AAA        45.93%

                         AA        2.58%

                          A        10.90%

                        BBB        9.48%

   Net Cash and Equivalents        1.11%

                                   0%  10%  20%  30%  40%  50%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2006, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) produced a total return of 0.68%, compared to its benchmark, the Lehman Brothers 1-5 Year Municipal Bond Index, gained 0.94%.

Much like U.S. Treasuries, the municipal bond yield curve flattened during the period as short-term rates rose and long-term yields fell. The activity at the short end of the curve stemmed from the Federal Reserve's continued campaign to boost its key overnight borrowing rate. The more measured move at the long end of the curve reflected the fixed income market's reservations about the underlying health of the U.S. economy.

Among Michigan municipal bond investors, the lower overall rate environment sparked interest in higher yielding issues. Such demand aided the performance of the Fund, which held a solid position in higher yielding paper, including select housing authority, hospital and alternative minimum tax (AMT) eligible bonds. While these positions carried slightly lower quality ratings, the Fund maintained an average AA quality. +

Otherwise affecting performance was the Fund's slightly larger exposure to lower yielding cash-related investments early in the period. +

The volume of new issues ran high in Michigan during the period, as it did throughout the U.S. Such conditions allowed for some flexibility in building the portfolio while marketwide demand remained fairly strong.

Michigan's economic footing became less certain during the period as conditions at giant automakers General Motors and Ford continued to deteriorate. Further negative developments from the auto industry could multiply the strains on the state's fiscal health, which is already struggling with budget woes and above-average unemployment. That said, the ramifications of any event play out differently across the state, and it's essential to weigh all of the potential impacts on a municipal issue before making an investment decision.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

                           6 MONTH ++++       1 YEAR       5 YEAR       10 YEAR
                           ------------       ------       ------       -------
Institutional Shares          0.68%            0.90%        2.89%         3.59%
--------------------------------------------------------------------------------
Class A Shares*              -4.18%           -4.10%        1.76%         2.94%
--------------------------------------------------------------------------------
Class B Shares**             -4.79%           -5.04%        1.50%         2.56%
--------------------------------------------------------------------------------
Class C Shares**             -0.83%           -0.17%        1.86%         2.56%
--------------------------------------------------------------------------------
Advisor Shares***            -2.81%           -2.81%        1.73%         2.76%
--------------------------------------------------------------------------------
Lehman Brothers 1-5 Year
Municipal Bond Index 1        0.94%            1.30%        3.59%         4.23%
--------------------------------------------------------------------------------
Lipper Other States Short-
Intermediate Municipal Debt
Funds Average 1               0.79%            1.50%        3.59%         3.79%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

++++  NOT ANNUALIZED.

1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

BOND QUALITY RATINGS AS OF JANUARY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR CHART]

                        AAA        62.12%

                         AA        22.53%

                          A        8.17%

                        BBB        5.00%

   Net Cash and Equivalents        1.66%

                  Not Rated        0.52%

                                   0%  10%  20%  30%  40%  50%   60%  70%  80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

GLOSSARY OF TERMS

DOW JONES WILSHIRE 5000 INDEX measures the performance of all U.S. headquartered equity securities with readily available price data.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury agencies. The debt issues within the index all maintain maturities within a range of one to ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is broad market performance benchmark for the tax-exempt bond market, the bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX is representative of short term municipal bonds with a maturity between one and six years

LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

LIPPER BALANCED FUNDS AVERAGE consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE consists of fund that invests at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

LIPPER EQUITY INCOME FUNDS AVERAGE consists of funds that seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.

LIPPER FLEXIBLE INCOME FUNDS AVERAGE consists of funds that emphasizes income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%.

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of fund that invests at least 65% of their assets in municipal debt issues in the top four credit ratings.

LIPPER INTERNATIONAL FUNDS AVERAGE consists of funds that invests their assets in securities with primary trading markets outside of the United States.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of fund that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

GLOSSARY OF TERMS

LIPPER MID-CAP GROWTH FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P MidCap(R) 400 Index.

LIPPER MULTI-CAP VALUE FUNDS AVERAGE consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap(R) 400 Index. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U S diversified multi-cap funds universe average.

LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in municipal debt issues that are exempt from taxation in Ohio, with dollar-weighted average maturities of five to ten years.

LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

LIPPER S&P 500(R) INDEX OBECTIVE FUNDS AVERAGE consists of funds that are passively managed, limited-expense (management fee no higher than 0.50%) fund designed to replicate the performance of the S&P 500 Index on a reinvested basis.

LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE consists of funds that invests at least 65% of their equity portfolio in science and technology stocks.

LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

LIPPER SMALL-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap(R) 600 Index.

LIPPER SMALL-CAP GROWTH FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value,compared to the S&P SmallCap 600 Index.

LIPPER SMALL-CAP VALUE FUNDS AVERAGE consists of funds that by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

MERRILL LYNCH 100 TECHNOLOGY INDEX is a equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depositary Receipts.

MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

GLOSSARY OF TERMS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST
(EAFE) INDEX is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) INDEX measures the performance of 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX is comprised of the securities in the Russell 2000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

RUSSELL 2000(R) VALUE INDEX is comprised of the securities in the Russell 2000(R) Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

RUSSELL 3000(R) VALUE INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MICRO CAP(R) INDEX is a subset of the Russell 2000(R) Value Index. This custom index consists of the smallest one-half of the stocks in the Russell 2000(R) Value Index using market capitalization as of June 30, of each year after the Russell reconstitution of the Russell 2000(R) Value Index.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX ("S&P 500" INDEX) is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, althought they can invest in its underlying securities or funds.

THE FIFTH THIRD LIFEMODEL BLENDED INDICES are hypothetical unmanaged indices comprised of a percentage of the Wilshire Index and Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain a similar weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus. Below is a table which indicates the percentage breakdown for each Fund.

                                                                          LEHMAN BROTHERS INTERMEDIATE
                                                    WILSHIRE 5000 INDEX   GOVERNMENT/CREDIT BOND INDEX
------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund                       90%                       10%
Fifth Third LifeModel Moderately Aggressive Fund            70%                       30%
Fifth Third LifeModel Moderate Fund                         50%                       50%
Fifth Third LifeModel Moderately Conservative Fund          40%                       60%
Fifth Third LifeModel Conservative Fund                     20%                       80%

                     This page is intentionally left blank.

                                                           SMALL CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (96.8%)
A.S.V., Inc. * (g)                                      161,900    $    5,343
Affiliated Managers Group, Inc. * (g)                    30,000         2,784
Akamai Technologies, Inc. * (g)                         180,900         3,950
Allion Healthcare, Inc. * (g)                           153,110         2,327
American Medical Systems Holdings, Inc. *               172,500         3,908
American Railcar Industries, Inc. * (g)                   7,649           229
aQuantive, Inc. * (g)                                    32,500           845
ArthroCare Corp. * (g)                                   52,100         2,334
Avid Technology, Inc. *                                  27,800         1,381
Basic Energy Services, Inc. *                           142,109         3,986
Beacon Roofing Supply, Inc. *                            45,000         1,494
Benchmark Electronics, Inc. * (g)                        68,800         2,513
Bucyrus International, Inc.                              53,800         3,292
CARBO Ceramics, Inc.                                     34,400         2,318
Carpenter Technology Corp.                               36,200         3,278
Cash Systems, Inc. * (g)                                183,100         1,620
Centene Corp. *                                          82,500         2,169
Children's Place Retail Stores, Inc. *                   78,100         3,420
Core Laboratories N.V. *                                 79,900         3,562
DearlerTrack Holdings, Inc. *                            18,905           377
Denbury Resources, Inc. *                               106,800         3,179
East-West Bancorp., Inc.                                 49,900         1,842
Epicor Software Corp. *                                 199,400         2,652
F5 Networks, Inc. *                                      23,400         1,514
First Cash Financial Services, Inc. *                   123,500         4,311
FormFactor, Inc. *                                      105,000         3,131
Gardner Denver, Inc. *                                   27,500         1,455
GEN-Probe, Inc. *                                        41,500         2,093
General Cable Corp. *                                   184,800         4,528
Grey Wolf, Inc. * (g)                                   382,100         3,363
Headwaters, Inc. * (g)                                   45,900         1,584
HealthExtras, Inc. *                                    107,200         3,527
Hibbet Sporting Goods, Inc. * (g)                        82,050         2,515
Hub Group, Inc., Class A * (g)                           86,500         3,663
Huron Consulting Group, Inc. *                           11,514           324
Immucor, Inc. *                                          84,300         2,533
Jarden Corp. * (g)                                       80,700         1,988
Jos. A. Bank Clothiers, Inc. *                           19,000           974
Labor Ready, Inc. * (g)                                  79,900         1,861
LKQ Corp. *                                             125,268         2,818
Mattson Technology, Inc. *                              113,000         1,469
MWI Veterinary Supply, Inc. * (g)                        82,900         2,211
National Medical Health Card Systems, Inc. *             66,200         2,090
Navigant Consulting, Inc. * (g)                          90,000         2,045
NCI, Inc. *                                             146,438         2,000
NICE Systems, Ltd., ADR *                                62,186         3,279
NuVasive, Inc. *                                          8,428           155
O2Micro International, Ltd. ADR *                        85,600           931
Openwave Systems, Inc. * (g)                            153,500         3,309
OraSure Technologies, Inc. *                            318,600         3,476
Parametric Technology Corp. *                           459,700         2,878
Psychiatric Solutions, Inc. *                           119,000         3,926

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
RC2 Corp. *                                              67,100    $    2,340
Respironics, Inc. *                                      81,500         2,936
Saifun Semiconductors, Ltd. *                            65,695         2,234
Scientific Games Corp., Class A *                        82,500         2,644
SI International, Inc. *                                 83,400         2,537
Stage Stores, Inc. (g)                                   93,500         2,776
Stein Mart, Inc.                                         39,833           660
Superior Energy Services, Inc. *                        118,200         3,209
Sybron Dental Specialites, Inc. *                        64,400         2,743
Symmetricom, Inc. *                                     265,200         2,623
Texas Industries, Inc.                                   25,100         1,351
Trimble Navigation Ltd. * (g)                            68,800         2,754
UbiquiTel, Inc. *                                       226,300         2,215
United Natural Foods, Inc. * (g)                         77,700         2,512
United Surgical Partners International,
    Inc. * (g)                                           86,800         3,364
Varian Semiconductor Equipment
    Associates, Inc. * (g)                               59,600         2,952
VCA Antech, Inc. *                                       91,300         2,526
Ventiv Health, Inc. *                                    76,300         1,945
WCI Communities, Inc. * (g)                              65,700         1,809
WebSideStory, Inc. *                                    101,900         2,053
Wintrust Financial Corp.                                 30,400         1,632
Witness Systems, Inc. * (g)                             129,300         2,578
Zenith National Insurance Corp.                          50,300         2,781
                                                                   ----------

TOTAL COMMON STOCKS                                                   183,928
                                                                   ----------

INVESTMENTS IN AFFILIATES (4.3%)
Fifth Third Institutional Money Market Fund           8,279,210         8,279
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         8,279
                                                                   ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (23.2%)
Pool of various securities for Fifth Third
    Funds                                          $     44,144        44,144
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING                                             44,144
                                                                   ----------

TOTAL INVESTMENTS (COST $174,057) + - 124.1%                          236,351

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%                       (45,910)
                                                                   ----------

NET ASSETS - 100.0%                                                $  190,441
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (100.4%)
Advance Auto Parts, Inc. *                              132,250    $    5,762
Advanced Micro Devices, Inc. * (g)                       60,000         2,512
Affiliated Managers Group, Inc. * (g)                    48,500         4,501
Akamai Technologies, Inc. * (g)                         169,900         3,709
Allegheny Technologies, Inc. (g)                        119,000         6,170
Alliance Data Systems Corp. * (g)                       168,400         7,115
Altera Corp. *                                          272,500         5,262
Amdocs Ltd. *                                           179,500         5,780
American Capital Strategies Ltd. (g)                    129,000         4,586
American Medical Systems Holdings, Inc. *               377,600         8,556
Analog Devices, Inc. (g)                                100,000         3,977
Autodesk, Inc. (g)                                      144,100         5,849
Avid Technology, Inc. * (g)                             111,800         5,553
Biomet, Inc. (g)                                        112,900         4,269
Broadcom Corp., Class A *                                80,600         5,497
C.H. Robinson Worldwide, Inc. (g)                       120,400         4,871
CACI International, Inc., Class A *                      80,300         4,585
Caremark Rx, Inc. *                                      74,100         3,653
Carters, Inc. *                                          86,000         5,847
CNET Networks, Inc. * (g)                               251,600         3,779
Coach, Inc. *                                           119,300         4,289
Cognizant Technology Solutions Corp. *                  120,400         6,306
Community Health System, Inc. *                         111,600         4,061
Comverse Technology, Inc. *                             300,000         8,217
Corporate Executive Board Co.                            88,200         7,421
Covance, Inc. *                                         155,900         8,857
Coventry Health Care, Inc. *                             70,000         4,170
Cytyc Corp. * (g)                                       290,300         8,738
D. R. Horton, Inc.                                      120,400         4,494
E*TRADE Financial Corp. *                               184,000         4,377
Fastenal Co. (g)                                         95,700         3,651
Fidelity National Financial, Inc.                       149,400         5,897
Fisher Scientific International, Inc. * (g)             115,000         7,691
GEN-Probe, Inc. *                                        92,500         4,665
Gilead Sciences, Inc. *                                  75,000         4,565
GlobalSantaFe Corp. (g)                                 152,700         9,323
IDEX Corp.                                              122,500         5,635
ITT Industries, Inc.                                     37,400         3,834
Jabil Circuit, Inc. *                                   183,100         7,397
Joy Global, Inc.                                        262,550        14,188
Laureate Education, Inc. *                              169,900         8,852
Lennar Corp., Class A (g)                                66,600         4,166
Manpower, Inc.                                          103,500         5,571
Marriott International, Inc., Class A                    92,800         6,184
Maxim Integrated Products, Inc.                         134,800         5,531
Michael's Stores, Inc.                                  157,000         5,280
Microchip Technology, Inc.                               86,000         3,226
MICROS Systems, Inc. *                                  134,400         6,203
Nabors Industries Ltd. * (g)                            101,100         8,214
National-Oilwell Varco, Inc. *                          127,900         9,729
Network Appliance, Inc. * (g)                           105,400         3,288
Nextel Partners Inc., Class A *                         148,400         4,154
Novellus Systems, Inc. *                                172,300         4,885

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Polo Ralph Lauren Corp.                                 108,600    $    6,151
Precision Castparts Corp.                                97,500         4,870
ProAssurance Corp. *                                     60,000         3,071
Respironics, Inc. *                                     177,800         6,406
Scientific Games Corp., Class A *                       190,300         6,099
Seagate Technology                                      205,000         5,346
Starwood Hotels & Resorts                               111,200         6,762
Worldwide, Inc. (g)
Station Casinos, Inc.                                    87,100         5,823
Stericycle, Inc. *                                       68,800         4,112
T. Rowe Price Group, Inc.                               109,700         8,385
Thermo Electron Corp. * (g)                             167,700         5,641
Ultra Petroleum Corp. *                                 160,200        11,021
Urban Outfitters, Inc. *                                235,600         6,434
VeriSign, Inc. *                                        134,300         3,190
WESCO International, Inc. * (g)                         160,200         7,678
Williams-Sonoma, Inc. * (g)                             117,200         4,662
Xilinx, Inc. (g)                                        149,400         4,207
XTO Energy, Inc.                                        177,400         8,707
                                                                   ----------

TOTAL COMMON STOCKS                                                   413,457
                                                                   ----------

INVESTMENTS IN AFFILIATES (0.7%)
Fifth Third Institutional Money Market Fund           2,963,451         2,963
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         2,963
                                                                   ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (23.7%)
Pool of various securities for
    Fifth Third Funds                              $     97,743        97,743
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  97,743
                                                                   ----------

TOTAL INVESTMENTS (COST $395,467) + - 124.8%                          514,163

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.8)%                      (102,075)
                                                                   ----------

NET ASSETS - 100.0%                                                $  412,088
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             QUALITY GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (99.0%)
Accenture Ltd., Class A                                 438,000    $   13,810
ACE Ltd. (g)                                            310,000        16,973
Alcon, Inc.                                              66,000         8,443
Amgen, Inc. *                                           372,000        27,115
Applied Materials, Inc.                                 995,000        18,955
Baker Hughes, Inc. (g)                                   82,000         6,350
Bank of America Corp.                                   459,000        20,301
Best Buy Co., Inc. (g)                                  483,000        24,469
Broadcom Corp., Class A * (g)                            90,000         6,138
Capital One Financial Corp.                             252,000        20,992
Caremark Rx, Inc. *                                     445,000        21,939
Cintas Corp. (g)                                        192,000         8,179
Cisco Systems, Inc. *                                   683,000        12,683
Coach, Inc. *                                           527,000        18,946
Comverse Technology, Inc. * (g)                         713,000        19,529
CVS Corp.                                               951,000        26,400
Electronic Arts, Inc. *                                 150,000         8,187
EMC Corp. *                                           1,868,000        25,031
Emerson Electric Corp.                                  115,000         8,907
Exxon Mobil Corp.                                       156,000         9,789
First Data Corp.                                        298,000        13,440
General Electric Corp.                                  720,000        23,580
Genzyme Corp. *                                         181,000        12,840
Gilead Sciences, Inc. *                                 227,000        13,817
Henry Schein, Inc. * (g)                                463,000        21,594
Home Depot, Inc.                                        397,000        16,098
Infosys Technologies Ltd., ADR                          131,000         9,991
Intel Corp. (g)                                         394,000         8,380
ITT Industries, Inc.                                     82,000         8,405
Jabil Circuit, Inc. *                                   244,000         9,858
Johnson & Johnson                                       141,000         8,113
KLA-Tencor Corp. (g)                                    289,000        15,022
L-3 Communications Holdings, Inc. (g)                   350,000        28,357
Lowe's Cos., Inc. (g)                                   190,000        12,075
Marriott International, Inc., Class A (g)               361,000        24,057
Microsoft Corp.                                         794,000        22,351
Morgan Stanley                                          161,000         9,893
Motorola, Inc.                                          936,000        21,257
Nordstrom, Inc.                                         443,000        18,482
Northern Trust Corp. (g)                                204,000        10,651
PepsiCo, Inc.                                           122,000         6,976
Pharmaceutical Product Development, Inc.                281,000        19,439
Procter & Gamble Co.                                    295,000        17,473
QUALCOMM, Inc.                                          394,000        18,896
Red Hat, Inc. * (g)                                     309,000         8,946
Robert Half International, Inc.                         356,000        13,005
Rockwell Automation, Inc.                               316,000        20,878
Station Casinos, Inc.                                   350,000        23,398
Teva Pharmaceutical Industries Ltd., ADR (g)            496,000        21,144
Texas Instruments, Inc.                                 626,000        18,298

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
WellPoint, Inc. *                                       283,000    $   21,734
Wm. Wrigley Jr. Co.                                     175,000        11,193
Yahoo, Inc. * (g)                                       214,000         7,349
                                                                   ----------

Total Common Stocks                                                   840,126
                                                                   ----------

INVESTMENTS IN AFFILIATES (0.0%)
Fifth Third Institutional Money Market Fund              80,184            80
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                            80
                                                                   ----------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (11.3%)
Pool of various securities for
    Fifth Third Funds                              $     95,963        95,963
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  95,963
                                                                   ----------

TOTAL INVESTMENTS (COST $782,147) + - 110.3%                          936,169

Liabilities in excess of other assets - (10.3)%                       (87,454)
                                                                   ----------

NET ASSETS - 100.0%                                                $  848,715
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (96.7%)
Accenture Ltd., Class A                                  48,474    $    1,528
ACE Ltd.                                                 12,002           657
Agilent Technologies, Inc. *                             13,050           443
Albertson's, Inc.                                        25,410           639
Alcon, Inc.                                              10,596         1,355
Allergan, Inc.                                              143            17
Altria Group, Inc.                                       13,568           982
American Eagle Outfitters, Inc.                          21,595           583
American International Group, Inc.                       24,498         1,604
AmerisourceBergen Corp.                                  36,562         1,596
Amgen, Inc. *                                            14,133         1,030
Anadarko Petroleum Corp.                                 15,846         1,709
Apple Computer, Inc. *                                    1,623           123
Applied Biosystems Group                                 12,061           342
Archer-Daniels-Midland Co.                               38,485         1,212
AT&T, Inc.                                                2,547            66
Autoliv, Inc.                                            29,099         1,426
AutoNation, Inc. *                                       17,425           388
Baker Hughes, Inc. (g)                                    5,431           421
Bank of America Corp.                                   105,332         4,658
Baxter International, Inc.                               12,049           444
Best Buy Co., Inc.                                       33,332         1,689
Biogen Idec, Inc. *                                       6,392           286
BMC Software, Inc. *                                     12,103           267
Boeing Co.                                               34,086         2,328
Brown-Forman Corp. (g)                                   17,604         1,248
Burlington Northern Santa Fe Corp.                       27,160         2,176
Burlington Resources, Inc.                                9,934           907
Cardinal Health, Inc.                                    27,678         1,994
Career Education Corp. *                                 14,753           479
Caremark Rx, Inc. *                                      15,244           752
Caterpillar, Inc.                                        20,055         1,362
CBS Corp., Class B                                       34,285           896
Cendant Corp.                                             5,889            99
Centerpoint Energy, Inc. (g)                             61,254           783
Check Point Software Technologies Ltd. *                  7,168           155
Chevron Corp.                                            19,574         1,162
Chubb Corp.                                               6,490           612
Circuit City Stores, Inc.                                64,137         1,617
Cisco Systems, Inc. *                                   119,952         2,227
CIT Group, Inc.                                          28,363         1,513
Citigroup, Inc.                                         110,351         5,140
CMS Energy Corp. * (g)                                   18,491           268
Coca-Cola Co.                                            68,415         2,831
Comerica, Inc.                                            1,434            80
ConocoPhillips                                            6,411           415
Cooper Cameron Corp. *                                    2,278           110
Costco Wholesale Corp.                                   11,567           577
Countrywide Credit Industries, Inc.                      44,837         1,499
Crown Castle International Corp. *                       16,085           509
CSX Corp.                                                32,297         1,729
Cummins Engine, Inc. (g)                                  1,420           138
DaimlerChrysler AG                                       13,828           793
Darden Restaurants, Inc.                                 38,919         1,582

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Dean Foods Co. *                                         26,587    $    1,008
Deere & Co.                                               7,571           543
Dell, Inc. *                                             62,413         1,829
Devon Energy Corp.                                       17,635         1,203
Diamond Offshore Drilling, Inc.                           2,692           228
DST Systems, Inc. *                                       2,219           126
Eastman Chemical Co.                                      3,949           190
Edison International                                     36,987         1,621
EMC Corp. *                                              14,966           201
Energy East Corp.                                        61,075         1,518
Express Scripts, Inc. *                                  19,018         1,736
Exxon Mobil Corp.                                       123,010         7,719
Fidelity National Financial, Inc.                         8,440           333
Freddie Mac                                              27,272         1,851
Freeport-McMoRan Copper & Gold,
    Inc., Class B (g)                                    20,311         1,305
General Electric Corp. (a)                              125,235         4,102
General Mills, Inc.                                      35,162         1,709
Genuine Parts Co.                                         1,382            59
Genworth Financial, Inc., Class A                        10,847           355
Goldman Sachs Group, Inc.                                15,639         2,209
Hartford Financial Services Group, Inc.                  21,510         1,769
Hasbro, Inc.                                             34,173           724
HCA, Inc.                                                22,877         1,123
Health Net Inc. *                                         1,438            71
Hewlett-Packard Co.                                      93,165         2,904
Home Depot, Inc.                                            776            31
IBM Corp.                                                10,013           814
Imperial Oil Ltd.                                           762            80
Ingersoll-Rand Co., Class A                              17,326           680
Intel Corp.                                             151,655         3,226
Intuit, Inc. * (g)                                       11,556           605
J.C. Penney Co., Inc.                                    25,585         1,428
J.P. Morgan Chase & Co.                                  61,384         2,440
Johnson & Johnson                                        70,391         4,051
King Pharmaceuticals, Inc. *                              8,963           168
Kroger Co. *                                             44,923           827
Lam Research Corp. *                                      7,561           351
Lehman Brothers Holdings, Inc. (g)                       15,424         2,166
Leucadia National Corp.                                  30,380         1,594
Liberty Media Corp., Class A *                           53,583           448
Lincoln National Corp.                                   14,911           813
Lockheed Martin Corp.                                    27,995         1,894
Loews Corp.                                              16,969         1,675
LSI Logic Corp. *                                        22,588           207
Marathon Oil Corp.                                        7,811           600
MBIA, Inc. (g)                                            2,197           135
McDonald's Corp.                                         53,717         1,881
McKesson, Inc.                                           31,169         1,652
MeadWestvaco Corp.                                        7,333           196
Merck & Co., Inc.                                        44,264         1,527
Merrill Lynch & Co., Inc. (g)                            35,494         2,665
MetLife, Inc.                                            40,832         2,048
Microsoft Corp. (a)                                     199,328         5,611

                                    CONTINUED

                                                             LARGE CAP CORE FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Moody's Corp. (g)                                        26,578    $    1,683
Motorola, Inc.                                           95,323         2,165
National City Corp.                                       6,369           218
National Semiconductor Corp.                             30,740           867
Newell Rubbermaid, Inc.                                  54,673         1,292
Nike, Inc., Class B                                       7,334           594
NiSource, Inc.                                           44,629           916
Nordstrom, Inc.                                          27,364         1,142
Northrop Grumman Corp.                                   29,688         1,845
Nucor Corp. (g)                                          13,524         1,139
Occidental Petroleum Corp. (g)                           12,315         1,203
Old Republic International Corp.                         12,430           267
PepsiCo, Inc.                                             2,949           169
Pfizer, Inc.                                            176,847         4,540
PG&E Corp.                                               45,025         1,679
Phelps Dodge Corp.                                        3,856           619
Procter & Gamble Co.                                     33,412         1,979
Prudential Financial, Inc. (g)                           27,382         2,064
R.H. Donnelley Corp. *                                    7,482           491
Radian Group, Inc.                                        3,513           201
Raytheon Co.                                             10,758           441
Reynolds American, Inc. (g)                              11,565         1,169
Robert Half International, Inc.                           8,391           307
Rohm & Haas Co. (g)                                       9,658           492
Royal Caribbean Cruises Ltd.                              4,929           202
Safeway, Inc.                                            66,716         1,564
Schlumberger, Ltd. (g)                                    4,867           620
Seagate Technology (g)                                   15,307           399
Shaw Communications, Inc.                                12,410           302
Solectron Corp. *                                       309,432         1,181
St. Paul Cos.                                            33,342         1,513
Staples, Inc.                                            15,202           360
Sun Life Financial, Inc.                                  3,749           159
Sunoco, Inc.                                              3,531           336
Talisman Energy Inc.                                      6,379           389
Telus Corp.                                              36,904         1,451
Texas Instruments, Inc.                                  69,118         2,020
The PMI Group, Inc.                                      11,323           489
Tiffany & Co.                                            17,208           649
Time Warner, Inc.                                        75,230         1,318
Tyco International Ltd.                                  23,955           624
U.S. Bancorp.                                             4,499           135
UnionBanCal Corp.                                         7,496           503
UnitedHealth Group, Inc.                                 29,144         1,732
Verizon Communications, Inc.                                818            26
Viacom, Inc., Class B *                                  30,681         1,273
Wachovia Corp. (g)                                       13,404           735
Wal-Mart Stores, Inc. (a)                                 7,384           340
Wells Fargo & Co.                                        26,891         1,676
                                                                   ----------

TOTAL COMMON STOCKS                                                   183,173
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (2.8%)
Fifth Third Institutional Money Market Fund           5,260,261    $    5,260
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         5,260
                                                                   ----------

SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES
    LENDING (7.6%)
Pool of various securities for
    Fifth Third Funds                              $     14,384        14,384
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  14,384
                                                                   ----------

TOTAL INVESTMENTS (COST $179,946) + - 107.1%                          202,817

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%                        (13,431)
                                                                   ----------

NET ASSETS - 100.0%                                                $  189,386
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (98.4%)
3M Co.                                                   26,672    $    1,940
Abbott Laboratories                                      54,444         2,349
ACE Ltd.                                                 11,313           619
ADC Telecommunications, Inc. *                            4,089           104
Adobe Systems, Inc.                                      21,101           838
Advanced Micro Devices, Inc. *                           14,182           594
AES Corp. *                                              22,925           391
Aetna, Inc.                                              10,038           972
Affiliated Computer Services Inc.,
    Class A * (g)                                         4,362           273
AFLAC, Inc.                                              17,562           825
Agilent Technologies, Inc. *                             14,429           490
Air Products and Chemicals, Inc.                          7,788           480
Alberto-Culver Co.                                        2,650           117
Albertson's, Inc.                                        12,943           326
Alcoa, Inc.                                              30,542           962
Allegheny Energy, Inc. *                                  5,716           199
Allegheny Technologies, Inc.                              2,985           155
Allergan, Inc. (g)                                        4,619           538
Allied Waste Industries, Inc. * (g)                       7,658            70
Allstate Corp.                                           22,766         1,185
Alltel Corp.                                             13,439           807
Altera Corp. *                                           12,722           246
Altria Group, Inc.                                       73,086         5,287
Amazon.com, Inc. * (g)                                   10,765           482
AMBAC Financial Group, Inc.                               3,692           284
Amerada Hess Corp. (g)                                    2,808           435
Ameren Corp.                                              7,170           364
American Electric Power Co.                              13,817           516
American Express Co.                                     43,580         2,286
American International Group, Inc.                       91,100         5,963
American Power Conversion Corp.                           6,032           143
American Standard Companies, Inc. (g)                     6,416           231
Ameriprise Financial, Inc.                                8,634           351
AmerisourceBergen Corp.                                   7,318           319
Amgen, Inc. *                                            43,322         3,158
AmSouth Bancorp.                                         12,234           338
Anadarko Petroleum Corp.                                  8,325           898
Analog Devices, Inc.                                     12,875           512
Andrew Corp. * (g)                                        5,702            74
Anheuser-Busch Co., Inc.                                 27,247         1,129
Aon Corp.                                                11,232           384
Apache Corp. (g)                                         11,557           873
Apartment Investment & Management Co. (g)                 3,359           143
Apollo Group, Inc., Class A *                             5,108           284
Apple Computer, Inc. *                                   29,579         2,234
Applied Biosystems Group                                  6,595           187
Applied Materials, Inc.                                  56,945         1,085
Applied Micro Circuits Corp. *                           10,486            34
Archer-Daniels-Midland Co.                               22,925           721
Ashland, Inc.                                             2,519           166
AT&T Inc.                                               137,105         3,558
Autodesk, Inc. (g)                                        8,101           329

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Automatic Data Processing, Inc.                          20,237    $      889
AutoNation, Inc. *                                        6,354           142
AutoZone, Inc. *                                          1,938           189
Avaya, Inc. *                                            14,698           155
Avery Dennison Corp.                                      3,877           232
Avon Products, Inc.                                      16,088           456
Baker Hughes, Inc. (g)                                   11,998           929
Ball Corp.                                                3,652           148
Bank of America Corp.                                   163,020         7,210
Bank of New York Co., Inc.                               27,033           860
Bausch & Lomb, Inc.                                       1,887           127
Baxter International, Inc.                               21,888           807
BB&T Corp.                                               19,033           743
Bear Stearns Cos., Inc.                                   3,977           503
Becton, Dickinson & Co.                                   8,846           573
Bed Bath & Beyond, Inc. *                                10,419           390
BellSouth Corp.                                          64,180         1,846
Bemis Co.                                                 3,696           113
Best Buy Co., Inc.                                       14,345           727
Big Lots, Inc. * (g)                                      3,999            53
Biogen Idec, Inc. *                                      11,912           533
Biomet, Inc. (g)                                          8,742           331
BJ Services Co.                                          11,313           458
Black & Decker Corp.                                      2,752           237
BMC Software, Inc. *                                      7,592           168
Boeing Co.                                               28,333         1,935
Boston Scientific Corp. *                                20,709           453
Bristol-Myers Squibb Co. (g)                             68,669         1,565
Broadcom Corp., Class A *                                10,150           692
Brown-Forman Corp.                                        2,916           207
Brunswick Corp.                                           3,386           127
Burlington Northern Santa Fe Corp.                       13,106         1,050
Burlington Resources, Inc.                               13,268         1,211
C.R. Bard, Inc.                                           3,681           233
Campbell Soup Co.                                         6,532           196
Capital One Financial Corp.                              10,512           876
Cardinal Health, Inc.                                    15,030         1,083
Caremark Rx, Inc. *                                      15,786           778
Carnival Corp.                                           15,206           787
Caterpillar, Inc.                                        23,874         1,621
CBS Corp., Class B                                       27,121           709
Cendant Corp.                                            35,953           603
Centerpoint Energy, Inc. (g)                             10,884           139
Centex Corp.                                              4,484           320
CenturyTel, Inc.                                          4,598           153
Charles Schwab Corp.                                     36,206           535
Chevron Corp.                                            78,794         4,678
Chiron Corp. *                                            3,839           175
Chubb Corp.                                               7,016           662
Ciena Corp. *                                            20,285            81
CIGNA Corp.                                               4,415           537
Cincinnati Financial Corp.                                6,132           279
Cinergy Corp.                                             7,000           304
Cintas Corp. (g)                                          4,834           206

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Circuit City Stores, Inc.                                 5,497    $      139
Cisco Systems, Inc. *                                   215,589         4,004
CIT Group, Inc.                                           7,012           374
Citigroup, Inc.                                         177,558         8,270
Citizens Communications Co. (g)                          11,719           144
Citrix Systems, Inc. *                                    6,189           191
Clear Channel Communications, Inc.                       18,971           555
Clorox Co.                                                5,289           317
CMS Energy Corp. * (g)                                    7,725           112
Coach, Inc. *                                            13,339           480
Coca-Cola Co.                                            72,648         3,006
Coca-Cola Enterprises, Inc.                              10,636           210
Colgate-Palmolive Co.                                    18,182           998
Comcast Corp., Class A * (g)                             76,214         2,119
Comerica, Inc.                                            5,801           322
Compass Bancshares, Inc.                                  4,371           213
Computer Associates International, Inc.                  16,105           440
Computer Sciences Corp. *                                 6,493           329
Compuware Corp. *                                        13,598           112
Comverse Technology, Inc. *                               7,090           194
ConAgra, Inc. (g)                                        18,213           378
ConocoPhillips                                           48,700         3,150
Consolidated Edison, Inc. (g)                             8,598           404
Constellation Brands, Inc. *                              6,905           184
Constellation Energy Group, Inc.                          6,264           365
Convergys Corp. *                                         4,913            85
Cooper Industries Ltd.                                    3,216           263
Cooper Tire & Rubber Co.                                  2,152            32
Corning, Inc. *                                          53,487         1,302
Costco Wholesale Corp.                                   16,570           827
Countrywide Credit Industries, Inc.                      20,960           701
Coventry Health Care, Inc. *                              5,702           340
CSX Corp.                                                 7,625           408
Cummins Engine, Inc. (g)                                  1,643           160
CVS Corp.                                                28,576           793
D. R. Horton, Inc.                                        9,554           357
Dana Corp.                                                5,278            26
Danaher Corp.                                             8,326           472
Darden Restaurants, Inc.                                  4,596           187
Deere & Co.                                               8,465           607
Dell, Inc. *                                             82,603         2,421
Devon Energy Corp.                                       15,594         1,064
Dillards Department Stores, Inc.                          2,162            56
Dollar General Corp.                                     11,113           188
Dominion Resources, Inc.                                 12,189           921
Dover Corp.                                               7,113           327
Dow Chemical Co.                                         33,873         1,434
Dow Jones & Co.                                           2,071            79
DTE Energy Co. (g)                                        6,241           263
Duke Energy Corp. (g)                                    32,555           923
Dynegy, Inc. *                                           10,574            58
E*TRADE Financial Corp. *                                14,357           342
E. I. du Pont de Nemours & Co.                           32,268         1,263
Eastman Chemical Co.                                      2,860           138

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Eastman Kodak Co. (g)                                    10,080    $      253
Eaton Corp.                                               5,194           344
eBay, Inc. *                                             40,113         1,730
Ecolab, Inc.                                              6,470           232
Edison International                                     11,435           501
El Paso Energy Corp. (g)                                 23,141           311
Electronic Arts, Inc. *                                  10,550           576
Electronic Data Systems Corp.                            18,305           461
Eli Lilly & Co.                                          39,893         2,259
EMC Corp. *                                              83,908         1,124
Emerson Electric Corp.                                   14,419         1,117
Engelhard Corp.                                           4,208           170
Entergy Corp.                                             7,282           506
EOG Resources, Inc.                                       8,479           717
Equifax, Inc.                                             4,558           175
Equity Office Properties Trust                           14,256           453
Estee Lauder Companies Inc., Class A                      4,243           155
Exelon Corp.                                             23,418         1,344
Express Scripts, Inc. *                                   5,111           467
Exxon Mobil Corp. (g)                                   218,391        13,703
Family Dollar Stores, Inc.                                5,449           131
Fannie Mae                                               33,971         1,968
Federated Department Stores, Inc.                         9,554           637
Federated Investors, Inc.                                 2,972           115
FedEx Corp.                                              10,636         1,076
Fifth Third Bancorp. (b)                                 19,474           732
First Data Corp.                                         26,817         1,209
First Horizon National Corp.                              4,422           167
FirstEnergy Corp.                                        11,576           580
Fiserv, Inc. *                                            6,475           285
Fisher Scientific International, Inc. * (g)               4,304           288
Fluor Corp.                                               3,047           268
Ford Motor Co.                                           65,198           558
Forest Laboratories, Inc. *                              11,856           549
Fortune Brands, Inc.                                      5,128           384
FPL Group, Inc. (g)                                      13,858           579
Franklin Resources, Inc.                                  5,210           513
Freddie Mac                                              24,252         1,646
Freeport-McMoRan Copper & Gold,                           6,460           415
    Inc., Class B
Freescale Semiconductor, Inc. *                          14,404           364
Gannett, Inc.                                             8,420           520
Gap, Inc.                                                20,144           364
Gateway, Inc. *                                           9,299            25
General Dynamics Corp.                                    7,065           822
General Electric Corp. (a)                              370,847        12,145
General Mills, Inc.                                      12,469           605
General Motors Corp. (g)                                 19,848           478
Genuine Parts Co.                                         6,090           259
Genworth Financial Inc., Class A                         13,219           433
Genzyme Corp. *                                           9,063           643
Gilead Sciences, Inc. *                                  16,072           978
Golden West Financial Corp. (g)                           8,944           632
Goldman Sachs Group, Inc.                                15,822         2,235

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Goodrich Corp.                                            4,314    $      170
Goodyear Tire & Rubber Co. * (g)                          6,191            97
Guidant Corp.                                            11,645           857
H & R Block, Inc.                                        11,499           281
H.J. Heinz Co.                                           11,746           399
Halliburton Co. (g)                                      17,999         1,432
Harley-Davidson, Inc.                                     9,638           516
Harman International Industries, Inc.                     2,313           255
Harrah's Entertainment, Inc. (g)                          6,450           475
Hartford Financial Services Group, Inc.                  10,543           867
Hasbro, Inc.                                              6,260           133
HCA, Inc. (g)                                            14,878           730
Health Management Associates, Inc., Class A               8,676           182
Hercules, Inc. * (g)                                      3,958            46
Hewlett-Packard Co.                                     100,554         3,136
Hilton Hotels Corp.                                      11,514           287
Home Depot, Inc.                                         74,557         3,023
Honeywell International, Inc.                            29,579         1,136
Hospira, Inc. *                                           5,646           253
Humana, Inc. *                                            5,714           319
Huntington Bancshares                                     8,009           186
IBM Corp.                                                55,437         4,508
Illinois Tool Works, Inc.                                 7,187           606
IMS Health, Inc.                                          8,132           200
Ingersoll-Rand Co., Class A                              11,611           456
Intel Corp.                                             211,603         4,502
International Flavors & Fragrances, Inc.                  2,836            93
International Game Technology                            11,826           423
International Paper Co.                                  17,215           562
Interpublic Group Cos., Inc. * (g)                       15,110           153
Intuit, Inc. * (g)                                        6,210           325
ITT Industries, Inc.                                      3,241           332
J.C. Penney Co., Inc.                                     8,151           455
J.P. Morgan Chase & Co.                                 122,809         4,881
Jabil Circuit, Inc. *                                     6,106           247
Janus Capital Group, Inc.                                 7,570           158
JDS Uniphase Corp. * (g)                                 57,996           182
Jefferson-Pilot Corp.                                     4,704           274
Johnson & Johnson                                       104,413         6,007
Johnson Controls, Inc.                                    6,773           469
Jones Apparel Group, Inc.                                 4,100           128
KB Home (g)                                               2,747           209
Kellogg Co.                                               9,014           387
Kerr-McGee Corp.                                          4,071           449
KeyCorp                                                  14,312           507
KeySpan Corp.                                             6,120           220
Kimberly-Clark Corp.                                     16,397           937
Kinder Morgan, Inc.                                       3,693           356
King Pharmaceuticals, Inc. *                              8,486           159
KLA-Tencor Corp.                                          6,929           360
Knight-Ridder, Inc.                                       2,436           152
Kohl's Corp. *                                           12,100           537

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Kroger Co. *                                             25,441    $      468
L-3 Communications Holdings, Inc.                         4,216           342
Laboratory Corp. of America Holdings * (g)                4,665           274
Leggett & Platt, Inc.                                     6,457           159
Lehman Brothers Holdings, Inc. (g)                        9,403         1,321
Lennar Corp., Class A                                     4,821           302
Lexmark International, Inc. *                             4,073           198
Limited Brands, Inc.                                     12,222           289
Lincoln National Corp.                                    6,080           332
Linear Technology Corp.                                  10,697           398
Liz Claiborne, Inc.                                       3,743           130
Lockheed Martin Corp.                                    12,550           849
Loews Corp.                                               4,759           470
Louisiana-Pacific Corp.                                   3,712           109
Lowe's Cos., Inc. (g)                                    27,443         1,744
LSI Logic Corp. *                                        13,757           126
Lucent Technologies, Inc. * (g)                         156,003           412
M&T Bank Corp.                                            2,800           303
Manor Care, Inc.                                          2,777           109
Marathon Oil Corp.                                       12,863           989
Marriott International, Inc., Class A                     5,777           385
Marsh & McLennan Cos., Inc.                              19,118           581
Marshall & Ilsley Corp. (g)                               7,341           308
Masco Corp.                                              14,874           441
Mattel, Inc.                                             14,173           234
Maxim Integrated Products, Inc.                          11,506           472
Maytag Corp.                                              2,813            48
MBIA, Inc. (g)                                            4,705           290
McCormick & Co.                                           4,698           142
McDonald's Corp.                                         44,173         1,546
McGraw-Hill Cos., Inc.                                   13,158           672
McKesson, Inc.                                           10,799           572
MeadWestvaco Corp.                                        6,369           170
Medco Health Solutions, Inc. *                           10,794           584
MedImmune, Inc. *                                         8,636           295
Medtronic, Inc.                                          42,454         2,397
Mellon Financial Corp.                                   14,675           518
Merck & Co., Inc.                                        76,746         2,648
Meredith Corp.                                            1,471            81
Merrill Lynch & Co., Inc. (g)                            32,253         2,421
MetLife, Inc.                                            26,579         1,333
MGIC Investment Corp.                                     3,184           210
Micron Technology, Inc. * (g)                            21,690           318
Microsoft Corp.                                         321,298         9,044
Millipore Corp. *                                         1,828           126
Molex, Inc. (g)                                           5,038           152
Molson Coors Brewing Co., Class B                         1,982           124
Monsanto Co.                                              9,423           797
Monster Worldwide, Inc. * (g)                             4,321           184
Moody's Corp. (g)                                         8,709           551
Morgan Stanley                                           37,832         2,325
Motorola, Inc.                                           87,421         1,985
Murphy Oil Corp.                                          5,795           330
Mylan Laboratories, Inc.                                  7,672           151

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Nabors Industries Ltd. *                                  5,546    $      451
National City Corp. (g)                                  19,344           661
National Semiconductor Corp.                             12,062           340
National-Oilwell Varco, Inc. *                            6,118           465
Navistar International Corp. *                            2,165            59
NCR Corp. *                                               6,444           239
Network Appliance, Inc. * (g)                            13,060           407
New York Times Co. (g)                                    5,092           144
Newell Rubbermaid, Inc.                                   9,669           229
Newmont Mining Corp.                                     15,681           969
News Corp., Class A                                      85,403         1,346
NICOR, Inc.                                               1,551            63
Nike, Inc., Class B (g)                                   6,672           540
NiSource, Inc.                                            9,568           196
Noble Corp.                                               4,805           387
Nordstrom, Inc.                                           7,672           320
Norfolk Southern Corp.                                   14,264           711
North Fork Bancorp., Inc. (g)                            16,695           429
Northern Trust Corp.                                      6,511           340
Northrop Grumman Corp.                                   12,470           775
Novell, Inc. *                                           13,407           131
Novellus Systems, Inc. *                                  4,681           133
Nucor Corp. (g)                                           5,462           460
NVIDIA Corp. * (g)                                        6,008           270
Occidental Petroleum Corp. (g)                           15,096         1,475
Office Depot, Inc. *                                     10,840           359
Officemax, Inc.                                           2,485            71
Omnicom Group, Inc.                                       6,328           517
Oracle Corp. *                                          131,996         1,659
PACCAR, Inc.                                              5,942           414
Pactiv Corp. *                                            5,029           112
Pall Corp.                                                4,372           126
Parametric Technology Corp. *                             9,558            60
Parker Hannifin Corp.                                     4,203           318
Patterson Cos, Inc. * (g)                                 4,853           168
Paychex, Inc.                                            11,705           425
People's Energy Corp.                                     1,339            50
Pepsi Bottling Group, Inc. (g)                            4,812           140
PepsiCo, Inc.                                            58,234         3,330
PerkinElmer, Inc.                                         4,591           104
Pfizer, Inc.                                            258,718         6,643
PG&E Corp.                                               12,042           449
Phelps Dodge Corp.                                        3,564           572
Pinnacle West Capital Corp.                               3,475           148
Pitney Bowes, Inc.                                        8,006           342
Plum Creek Timber Co., Inc.                               6,460           239
PMC-Sierra, Inc. *                                        6,431            61
PNC Financial Services Group                             10,257           665
PPG Industries, Inc.                                      5,862           349
PPL Corp.                                                13,342           402
Praxair, Inc.                                            11,312           596
Principal Financial Group                                 9,833           464
Procter & Gamble Co.                                    117,639         6,967
Progress Energy, Inc.                                     8,833           385

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Progressive Corp. (g)                                     6,923    $      727
Prudential Financial, Inc. (g)                           17,724         1,335
Public Service Enterprise Group, Inc.                     8,799           613
Public Storage, Inc. (g)                                  2,902           211
Pulte Homes, Inc.                                         7,530           300
QLogic Corp. * (g)                                        2,824           112
QUALCOMM, Inc.                                           57,707         2,768
Quest Diagnostics, Inc.                                   5,816           287
Qwest Communications International,
    Inc. * (g)                                           54,184           326
R.R. Donnelley & Sons Co.                                 7,627           249
RadioShack Corp. (g)                                      4,725           105
Raytheon Co.                                             15,679           642
Reebok International Ltd.                                 1,848           109
Regions Financial Corp.                                  16,072           533
Reynolds American, Inc.                                   3,001           303
Robert Half International, Inc.                           5,977           218
Rockwell Automation, Inc.                                 6,287           415
Rockwell Collins, Inc.                                    6,063           284
Rohm & Haas Co.                                           5,055           257
Rowan Cos., Inc.                                          3,841           172
Ryder Systems, Inc.                                       2,252           101
Sabre Group Holdings Corp., Class A                       4,606           113
SAFECO Corp.                                              4,336           227
Safeway, Inc.                                            15,769           370
Sanmina-SCI Corp. *                                      18,448            78
Sara Lee Corp.                                           26,658           487
Schering-Plough Corp.                                    51,871           993
Schlumberger, Ltd. (g)                                   20,676         2,636
Scientific-Atlanta, Inc.                                  5,390           230
Sealed Air Corp. *                                        2,857           157
Sears Holdings Corp. *                                    3,503           425
Sempra Energy                                             9,023           434
Sherwin-Williams Co. (g)                                  3,940           208
Siebel Systems, Inc.                                     18,570           197
Sigma-Aldrich Corp.                                       2,360           153
SLM Corp. (g)                                            14,647           820
Snap-On, Inc.                                             2,033            82
Solectron Corp. *                                        32,065           122
Southern Co. (g)                                         26,025           906
Southwest Airlines Co.                                   24,484           403
Sovereign Bancorp, Inc.                                  12,535           273
Sprint Nextel Corp.                                     103,695         2,374
St. Jude Medical, Inc. *                                 12,866           632
St. Paul Cos.                                            24,303         1,103
Stanley Works                                             2,553           125
Staples, Inc.                                            25,670           609
Starbucks Corp. *                                        26,971           855
Starwood Hotels & Resorts Worldwide, Inc.                 7,695           468
State Street Corp. (g)                                   11,509           696
Stryker Corp.                                            10,234           511
Sun Microsystems, Inc. *                                119,832           539
Sunoco, Inc.                                              4,778           455

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
SunTrust Banks, Inc.                                     12,684    $      906
SUPERVALU, Inc.                                           4,780           153
Symantec Corp. *                                         37,957           698
Symbol Technologies, Inc.                                 8,808           109
Synovus Financial Corp.                                  10,961           303
Sysco Corp. (g)                                          21,771           667
T. Rowe Price Group, Inc.                                 4,587           351
Target Corp.                                             30,857         1,689
Teco Energy, Inc.                                         7,304           125
Tektronix, Inc.                                           2,927            86
Tellabs, Inc. *                                          15,740           201
Temple-Inland, Inc.                                       3,939           185
Tenet Healthcare Corp. *                                 16,475           120
Teradyne, Inc. *                                          6,911           120
Texas Instruments, Inc.                                  56,790         1,660
Textron, Inc.                                             4,646           392
The E.W. Scripps Co., Class A                             2,986           144
The Hershey Company (g)                                   6,356           325
The Walt Disney Co.                                      67,514         1,709
Thermo Electron Corp. *                                   5,692           191
Tiffany & Co.                                             4,992           188
Time Warner, Inc. (g)                                   163,646         2,868
TJX Companies, Inc.                                      16,169           413
Torchmark Corp.                                           3,642           204
Transocean, Inc. *                                       11,585           940
Tribune Co.                                               9,189           267
TXU Corp.                                                16,946           858
Tyco International Ltd.                                  70,653         1,841
Tyson Foods, Inc., Class A                                8,834           127
U.S. Bancorp.                                            63,749         1,907
U.S.T., Inc. (g)                                          5,741           224
Union Pacific Corp.                                       9,299           823
Unisys Corp. *                                           11,978            80
United Parcel Service, Inc.                              38,732         2,901
United States Steel Corp. (g)                             3,980           238
United Technologies Corp.                                35,752         2,087
UnitedHealth Group, Inc.                                 47,865         2,843
Univision Communications, Inc. *                          7,847           250
UNUMProvident Corp.                                      10,460           213
V.F. Corp.                                                3,122           173
Valero Energy                                            21,643         1,351
VeriSign, Inc. *                                          8,988           213
Verizon Communications, Inc.                            102,570         3,247
Viacom Inc., Class B *                                   27,121         1,125
Vulcan Materials Co.                                      3,574           257
W.W. Grainger, Inc.                                       2,668           189
Wachovia Corp. (g)                                       54,523         2,989
Wal-Mart Stores, Inc.                                    87,677         4,044
Walgreen Co.                                             35,522         1,537
Washington Mutual, Inc.                                  34,631         1,465
Waste Management, Inc.                                   19,368           611
Waters Corp. *                                            3,884           163
Watson Pharmaceuticals, Inc. *                            3,559           118

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Weatherford International, Ltd. * (g)                    12,201    $      546
WellPoint, Inc. *                                        23,163         1,779
Wells Fargo & Co.                                        58,692         3,660
Wendy's International, Inc.                               4,080           241
Weyerhaeuser Co.                                          8,537           595
Whirlpool Corp.                                           2,368           191
Whole Foods Market, Inc.                                  4,831           357
Williams Cos., Inc.                                      20,111           480
Wm. Wrigley Jr. Co.                                       6,297           403
Wyeth                                                    47,110         2,179
Xcel Energy, Inc. (g)                                    14,140           275
Xerox Corp. * (g)                                        33,708           483
Xilinx, Inc.                                             12,232           344
XL Capital Ltd., Class A (g)                              6,120           414
XTO Energy, Inc.                                         12,747           626
Yahoo, Inc. *                                            44,317         1,522
YUM! Brands, Inc.                                         9,935           491
Zimmer Holdings, Inc. *                                   8,696           600
Zions Bancorporation (g)                                  3,665           290
                                                                   ----------

TOTAL COMMON STOCKS                                                   404,070
                                                                   ----------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
Archstone-Smith Trust                                     7,440           349
Equity Residential Properties Trust                      10,114           429
ProLogis                                                  8,546           438
Simon Property Group, Inc. (g)                            6,544           541
Vornado Realty Trust                                      4,144           366
                                                                   ----------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                     2,123
                                                                   ----------

INVESTMENTS IN AFFILIATES (1.3%)
Fifth Third Institutional Money Market Fund           5,495,906         5,496
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         5,496
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (13.0%)
Pool of various securities for Fifth Third
    Funds                                          $     53,487        53,487
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  53,487
                                                                   ----------

TOTAL INVESTMENTS (COST $240,006) + - 113.2%                          465,176

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%                       (54,119)
                                                                   ----------

NET ASSETS - 100.0%                                                $  411,057
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMERCIAL PAPER (1.6%)
BMW US Capital LLC, 4.36%, 2/16/06 ** (f)          $      1,740    $    1,737
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                  1,737
                                                                   ----------

COMMON STOCKS (54.4%)
Allstate Corp.                                           23,000         1,197
Analog Devices, Inc.                                     30,000         1,193
Associated Banc-Corp.                                    30,000         1,015
Becton, Dickinson & Co.                                  11,000           713
Best Buy Co., Inc.                                       18,000           912
Burlington Northern Santa Fe Corp.                       15,000         1,201
C.H. Robinson Worldwide, Inc. (g)                        25,000         1,012
Caremark Rx, Inc. *                                      18,800           927
Chemed Corp.                                             12,000           638
ConocoPhillips                                           12,800           828
Covance, Inc. *                                          15,000           852
Dade Behring Holdings, Inc.                              25,000           978
Dean Foods Co. *                                         25,000           949
Ecolab, Inc. (g)                                         38,500         1,379
Emerson Electric Corp.                                   10,000           775
Exelon Corp.                                             15,000           861
Gardner Denver, Inc. *                                   23,000         1,217
Gentex Corp. (g)                                         38,000           635
Goldman Sachs Group, Inc.                                 7,000           989
Grant Prideco, Inc. *                                    28,000         1,403
Helmerich & Payne, Inc.                                  10,000           784
Hormel Foods Corp.                                       25,000           838
IDEX Corp.                                               15,000           690
Jacobs Engineering Group, Inc. *                         10,000           834
Johnson Controls, Inc.                                   15,000         1,039
Joy Global, Inc.                                         14,000           757
McDonald's Corp.                                         60,000         2,101
MDU Resources Group, Inc.                                30,000         1,087
Medtronic, Inc.                                          25,000         1,411
Meredith Corp.                                           14,000           767
Merrill Lynch & Co., Inc.                                15,000         1,126
Microsoft Corp.                                          50,000         1,407
Motorola, Inc.                                           45,000         1,022
Noble Corp. (g)                                          11,500           925
Nuveen Investments, Inc.                                 20,000           907
Oshkosh Truck Corp.                                      19,000           937
Peabody Energy Corp.                                     13,000         1,294
PepsiCo, Inc.                                            17,600         1,006
Procter & Gamble Co.                                     23,500         1,392
Prudential Financial, Inc. (g)                           15,000         1,130
Regal-Beloit Corp.                                       23,000           848
Reynolds American, Inc.                                   7,000           708
Rockwell Automation, Inc.                                17,000         1,123
Satyam Computer Services, Ltd., ADR                      23,000           902
Schlumberger, Ltd. (g)                                   11,318         1,441
Sherwin-Williams Co.                                     15,000           794
Snap-On, Inc.                                            22,000           883
St. Jude Medical, Inc. *                                 25,000         1,228

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
State Street Corp. (g)                                   15,000    $      907
Target Corp.                                             20,000         1,094
Tellabs, Inc. *                                          65,000           831
Teva Pharmaceutical Industries, Ltd., ADR (g)            29,094         1,240
Ultra Petroleum Corp. *                                  15,000         1,031
UnitedHealth Group, Inc.                                 20,000         1,189
Varian Semiconductor Equipment                           22,000         1,090
    Associates, Inc. * (g)
Weatherford International, Ltd. * (g)                    26,000         1,164
Wisconsin Energy Corp.                                   20,000           830
Zions Bancorporation                                      9,500           751
                                                                   ----------

TOTAL COMMON STOCKS                                                    59,182
                                                                   ----------

CORPORATE BONDS (27.4%)
American Home Mortgage Investment
    Trust, Series 2005-2, Class 5A4D,
    5.33%, 9/25/35 (d)                             $      1,500         1,446
AOL Time Warner, Inc., 7.70%, 5/1/32                        125           140
Bank One Capital III, 8.75%, 9/1/30                         675           887
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2004-10, Class 12A3,
    4.68%, 1/25/35 (d)                                      710           699
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2005-12, Class 13A1,
    5.48%, 2/25/36 (d)                                      983           978
Bear Stearns Alternative-A Trust,
    Series 2005-9, 5.85%, 11/25/35 (f)                      532           536
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2,
    Class A1, 7.11%, 10/15/32                               432           444
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2004-T14,
    Class A4, 5.20%, 1/12/41 (d)                            700           696
Chase Manhattan Auto Owner Trust,
    1.52%, 5/15/07                                           29            29
Chase Mortgage Finance Corp.,
    5.00%, 11/25/33                                       1,607         1,549
Chase Mortgage Finance Corp.,
    Series 2005-A1, Class 2A2, 5.26%,
    12/25/35 (d)                                          2,176         2,164
Countrywide Alternative Loan Trust,
    6.50%, 9/25/34                                          316           321
Countrywide Alternative Loan Trust,
    Series 2005-74T1, Class A1,
    6.00%, 1/25/36                                          442           442
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2,
    Class A2, 6.52%, 1/17/35                                 29            29
Credit-Based Asset Servicing and
    Securitization, Series 2006-CB1,
    Class AF4, 5.44%, 1/25/36                               400           400

                                    CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
DaimlerChrysler, 8.50%, 1/18/31                    $         65    $       79
Duke Energy Corp., 6.45%, 10/15/32                          225           238
First Union-Lehman Brothers, 7.00%, 4/18/29 (e)             630           683
Gazprom International, 7.20%, 2/1/20 (e)                    110           117
General Electric Capital Corp., 6.75%, 3/15/32              175           203
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.76%, 12/25/20 (d)                                     629           629
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.34%, 11/1/34                                          385           377
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.57%, 3/25/35 (d)                                    1,000         1,002
Green Tree Financial Corp., 7.60%,
    6/15/25                                                 270           279
Green Tree Financial Corp., Series 1998-6,
    Class A6, 6.27%, 6/1/30                                 121           121
Greenwich Capital Commercial Funding
    Corp., Series 2002-C1, Class A4,
    4.95%, 1/11/35                                        1,000           985
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1, Class A5,
    4.88%, 6/10/36                                          700           691
GS Mortgage Securities Corp. II,
    Series 2004-C1, Class A1,
    3.66%, 10/10/28                                         687           664
GS Mortgage Securities Corp. II,
    Series 2004-GG2, Class A3,
    4.60%, 8/10/38                                        1,000           984
IBM Corp., 5.88%, 11/29/32                                  250           258
IndyMac Index Mortgage Loan Trust,
    Series 2005-AR9, 5.47%, 7/25/35                         412           414
JP Morgan Mortgage Trust,
    Series 2005-A1, Class 2A1, 4.88%, 2/25/35               443           435
JP Morgan Mortgage Trust, Series 2005-A2,
    4.93%, 4/25/35                                        2,000         1,958
Lockheed Martin Corp., 7.75%, 5/1/26                        180           222
Morgan Stanley Capital I, 5.11%, 6/15/40                    800           790
Morgan Stanley Dean Witter Capital I,
    4.74%, 11/13/36                                         700           681
Morgan Stanley Mortgage Loan Trust,
    5.00%, 8/25/19                                          917           901
Motorola, Inc., 6.50%, 11/15/28                             205           221
Navistar Financial Corp. Owner Trust,
    4.67%, 4/15/08 (d) (f)                                1,381         1,382
Pemex Master Trust, 6.13%, 8/15/08                          175           178
Residential Accredit Loans, Inc., 4.80%,
    3/25/34 (d) (f)                                         884           885
Residential Asset Securities Corp.,
    4.62%, 3/25/34 (d) (f)                                  481           481

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Trans-Canada Pipeline, 5.60%, 3/31/34              $        195    $      195
Truck Retail Installment Paper Corp.,
    4.74%, 12/15/16 (d) (e) (f)                           2,000         2,006
UBS Preferred Funding Trust I, 8.62%,
    10/1/10 (d)                                             250           284
Washington Mutual, Series 2004-AR3,
    Class A-2, 4.24%, 6/25/34                               405           398
YUM! Brands Inc., 7.70%, 7/1/12                             250           277
                                                                   ----------

TOTAL CORPORATE BONDS                                                  29,778
                                                                   ----------

FOREIGN BONDS (0.8%)
France Telecom, 8.75%, 3/1/31                               200           261
United Mexican States, 4.63%, 10/8/08                       580           577
                                                                   ----------

TOTAL FOREIGN BONDS                                                       838
                                                                   ----------

U.S. GOVERNMENT AGENCIES (14.5%)
FANNIE MAE (9.7%)
6.50%, 6/1/16                                             1,096         1,126
5.50%, 1/1/18                                               272           274
4.50%, 5/1/18 TBA                                         2,750         2,670
5.50%, 11/1/18                                              509           513
5.50%, 2/1/25                                               263           263
5.00%, 5/1/25                                               469           458
7.50%, 6/1/27                                                39            41
7.50%, 12/1/27                                                7             7
7.50%, 12/1/27                                               98           103
7.00%, 9/1/31                                               191           198
7.00%, 6/1/32                                                15            15
5.00%, 6/1/33 TBA                                         1,000           966
5.50%, 6/1/33 TBA                                         2,500         2,474
7.00%, 9/1/34                                                21            21
6.00%, 7/1/35                                               724           731
6.00%, 9/1/35                                               712           720
                                                                   ----------
                                                                       10,580
                                                                   ----------

FREDDIE MAC (4.2%)
4.50%, 8/15/16                                            1,585         1,537
5.00%, 4/1/18                                               549           544
5.00%, 8/1/18                                               629           622
7.50%, 7/1/27                                                13            13
7.50%, 8/1/27                                                47            49
7.50%, 11/1/27                                               31            33
7.50%, 12/1/27                                               66            69
6.50%, 5/1/31                                               199           204
6.50%, 11/1/31                                              609           625
7.00%, 1/1/32                                                 8             9
6.25%, 7/15/32                                              200           234
7.00%, 8/1/32                                                43            44
4.50%, 6/1/34                                               180           169

                                    CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
4.50%, 9/1/34                                      $        224    $      211
6.00%, 10/1/34                                              150           151
                                                                   ----------
                                                                        4,514
                                                                   ----------

GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION  (0.6%)
4.50%, 11/16/29                                             465           450
6.50%, 4/15/32                                              124           130
7.00%, 7/20/32                                               98           102
                                                                   ----------
                                                                          682
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         15,776
                                                                   ----------

INVESTMENTS IN AFFILIATES (6.0%)
Fifth Third Institutional Money Market Fund           6,554,275         6,554
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         6,554
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (0.0%)
Pool of various securities for Fifth Third
    Funds                                          $      8,564         8,564
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   8,564
                                                                   ----------

TOTAL INVESTMENTS (COST $117,630) + - 112.6%                          122,429

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%                       (13,687)
                                                                   ----------

NET ASSETS - 100.0%                                                $  108,742
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            MICRO CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (95.1%)
A. T. Cross Co., Class A *                              159,000    $      684
ActivCard Corp. *                                       308,000         1,093
Analysts International Corp. *                          250,000           713
Anaren, Inc. *                                           46,000           804
Angelica Corp.                                           28,000           483
APAC Customer Services, Inc. *                          491,000           918
Apogee Enterprises, Inc.                                174,000         3,212
Applied Films Corp. *                                    45,000         1,011
At Road, Inc. *                                         257,000         1,339
B of I Holding, Inc. *                                  122,000           946
Benihana, Inc., Class A * (g)                            78,000         1,801
Berkshire Hills Bancorp, Inc.                            54,000         1,788
BioScrip, Inc. *                                        351,721         2,708
Bombay Co., Inc. *                                      600,000         1,956
Boykin Lodging Co. *                                     89,000         1,157
Bradley Pharmaceuticals, Inc. * (g)                      90,000         1,056
Brush Engineered Materials, Inc. *                      103,000         2,218
BUCA, Inc. *                                            185,000         1,108
CalAmp Corp. *                                           70,000           748
Calgon Carbon Corp. (g)                                 272,000         1,975
CBIZ, Inc. * (g)                                        207,000         1,240
Celadon Group, Inc. *                                    44,000         1,364
Center Bancorp, Inc.                                     90,000         1,013
Cepheid, Inc. *                                          70,000           690
Compudyne Corp. * (g)                                   121,000           807
Crawford & Co., Class A                                  12,200            79
Crawford & Co., Class B                                 167,800         1,087
Cutter & Buck, Inc.                                      90,000         1,050
Deb Shops, Inc.                                          40,000         1,222
DHB Industries, Inc. * (g)                              310,000         1,519
Digimarc Corp. *                                        181,000         1,405
Dot Hill Systems Corp. *                                211,000         1,604
EFJ, Inc. *                                             141,000         1,583
Electro Rent Corp. *                                     42,000           713
Emerson Radio Corp. * (g)                               368,000         1,133
Flow International Corp. * (g)                           51,000           535
Frozen Food Express Industries, Inc. *                   40,000           523
Government Properties Trust, Inc. (g)                   170,000         1,440
GSI Lumonics, Inc. *                                     88,000         1,171
Hancock Fabrics, Inc. (g)                               460,000         2,098
Hartmarx Corp. *                                        247,000         2,104
Heidrick & Struggles International, Inc. *               15,000           503
InFocus Corp. * (g)                                     235,000           917
Input/Output, Inc. * (g)                                283,000         2,227
Jameson Inns, Inc. *                                    145,700           361
K2, Inc. * (g)                                           90,000         1,071
KVH Industries, Inc. * (g)                               65,000           720
Lazare Kaplan International, Inc. *                     144,000         1,279
LESCO, Inc. *                                           130,000         1,856
Lightbridge, Inc. *                                      85,000           829
Lydall, Inc. *                                          105,000           945
MAIR Holdings, Inc. * (g)                                77,000           461
Material Sciences Corp. *                               222,000         3,085
Maxwell Technologies, Inc. * (g)                        123,000         2,107

                                    CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Meade Instruments Corp. *                               352,000    $    1,123
Meadowbrook Insurance Group *                           210,000         1,216
Medical Action Industries, Inc. * (g)                    70,000         1,575
MEDTOX Scientific, Inc. *                               131,000         1,035
MGP Ingredients, Inc.                                   104,000         1,915
MHI Hospitality Corp.                                   150,000         1,410
Michael Baker Corp. *                                    26,000           697
Monterey Pasta Co. *                                    423,000         1,658
Nanometrics, Inc. * (g)                                  65,000           969
National Atlantic Holdings Corp. *                      201,000         2,352
National Dentex Corp. *                                  94,000         2,126
North Pointe Holdings Corp. *                            80,800         1,131
Northwest Pipe Co. *                                     24,500           700
Olympic Steel, Inc. * (g)                                26,000           802
On Assignment, Inc. *                                   169,000         2,100
OSI Systems, Inc. * (g)                                 118,000         2,591
Osteotech, Inc. *                                       297,000         1,606
PAM Transportation Services, Inc. *                      36,000           689
PAREXEL International Corp. *                            20,000           488
Perceptron, Inc. *                                       90,213           631
Pharmacopeia, Inc. *                                    208,000           903
Planar Systems, Inc. * (g)                               86,000         1,189
Plato Learning, Inc. *                                  218,000         1,796
Poore Brothers, Inc. *                                  267,000           734
Powell Industries, Inc. *                                69,000         1,452
ProCentury Corp.                                        113,800         1,283
R.G. Barry Corp. *                                      117,000           761
Rewards Network, Inc. * (g)                             175,000         1,208
Rockford Corp. * (g)                                    249,000           894
Rocky Shoes & Boots, Inc. * (g)                          62,000         1,308
Russ Berrie & Co., Inc.                                  79,000         1,000
Sea Containers, Ltd.                                    149,000         2,044
SEMCO Energy, Inc. *                                    124,500           705
Skechers U.S.A., Inc. *                                  56,000         1,084
SonicWALL, Inc. *                                       334,000         2,752
Southcoast Financial Corp. *                             44,400         1,104
Standard Register Co.                                    81,000         1,470
Stepan Co.                                              132,000         3,498
Strategic Distribution, Inc. *                           63,263           595
Superior Uniform Group, Inc.                             58,000           644
SupportSoft, Inc. *                                     330,000         1,439
Symmetricom, Inc. *                                     260,000         2,571
Tasty Baking Co.                                         73,000           569
Texas United Bancshares, Inc.                            51,000           944
The Rowe Cos. *                                         205,000           404
Top Tankers, Inc.                                       104,000         1,306
U. S. Concrete, Inc. *                                   68,000           824
U.S. Xpress Enterprises, Inc., A Shares *                83,000         1,370
Universal Electronics, Inc. *                            40,000           718
Vignette Corp. *                                         33,000           559
White Electronic Designs Corp. *                        197,000         1,197
Willbros Group, Inc. *                                  108,000         2,214
Wolverine Tube, Inc. *                                  100,000           529
                                                                   ----------

TOTAL COMMON STOCKS                                                   136,341
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
INVESTMENT COMPANIES (1.1%)
Equus II, Inc. *                                        124,801    $    1,189
MVC Capital, Inc.                                        30,000           360
                                                                   ----------

TOTAL INVESTMENT COMPANIES                                              1,549
                                                                   ----------

INVESTMENTS IN AFFILIATES (2.6%)
Fifth Third Institutional Money Market Fund           3,743,658         3,744
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         3,744
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (13.8%)
Pool of various securities for Fifth Third
    Funds                                          $     19,705        19,705
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  19,705
                                                                   ----------

TOTAL INVESTMENTS (COST $122,672) + - 112.6%                          161,339

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%                       (18,075)
                                                                   ----------

NET ASSETS - 100.0%                                                $  143,264
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            SMALL CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (94.0%)
Agrium, Inc.                                             92,800    $    2,213
Andrew Corp. *                                           90,000         1,167
Anixter International, Inc. (g)                          60,700         2,810
Ann Taylor Stores Corp. *                                70,100         2,336
Applied Films Corp. *                                    82,100         1,845
Arkansas Best Corp. (g)                                  37,000         1,584
Axcelis Technologies, Inc. *                            143,000           904
Big Lots, Inc. * (g)                                    175,000         2,340
Black Hills Corp. (g)                                    45,600         1,623
Bob Evans Farms, Inc.                                   135,000         3,604
Borland Software Corp. *                                209,000         1,357
Cambior, Inc. *                                          50,000           158
Cash America International, Inc.                        115,000         3,046
Coca-Cola Femsa, SA de CV ADR                            86,700         2,589
Coeur d'Alene Mines Corp. * (g)                         307,000         1,590
Colonial Properties Trust (g)                            15,000           693
Commercial Capital Bancorp., Inc.                        86,300         1,347
Credence Systems Corp. * (g)                            215,800         1,888
Dot Hill Systems Corp. *                                170,000         1,292
EGL, Inc. * (g)                                          54,600         2,234
Eldorado Gold Corp. *                                   338,700         1,721
Endurance Specialty Holdings, Ltd.                       95,000         3,128
Georgia Gulf Corp.                                      101,100         3,458
Golden Star Resources, Ltd. *                            82,000           299
Hain Celestial Group, Inc. *                            136,000         3,170
Headwaters, Inc. * (g)                                   20,000           690
Horace Mann Educators Corp.                              53,000         1,038
Houston Exploration Co. *                                25,000         1,552
Input/Output, Inc. * (g)                                336,500         2,648
Inter-Tel, Inc.                                          24,700           535
Invacare Corp.                                           46,900         1,622
Iowa Telecommunications Services, Inc.                   20,500           346
Jackson Hewitt Tax Service, Inc. (g)                     70,000         1,768
Kellwood Co. (g)                                         33,700           816
Lubrizol Corp.                                           65,000         2,973
Molina Healthcare, Inc. *                                55,200         1,461
Nash Finch Co. (g)                                       69,000         2,042
Nordson Corp.                                            60,300         2,739
Odyssey Healthcare, Inc. * (g)                           96,000         1,956
Pacific Sunwear of California, Inc. *                   103,800         2,544
Performance Food Group Co. *                            111,600         3,077
Perry Ellis International, Inc. *                       117,500         2,386
Photronics, Inc. *                                       26,500           478
Piper Jaffray Cos., Inc. *                               84,300         3,780
Platinum Underwriters Holdings, Ltd.                    100,000         3,065
Polyone Corp. * (g)                                     160,700         1,151
PT Indosat TBK ADR                                       25,000           778
Raymond James Financial, Inc.                            64,200         2,732
Sanderson Farms, Inc.                                    25,200           706
Scottish Re Group, Ltd.                                 150,900         3,716
Semitool, Inc. *                                        172,500         2,355
Service Corp. International                             510,000         4,172
South Financial Group, Inc.                              59,000         1,539

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Standard Register Co.                                   174,000    $    3,158
Steris Corp.                                             69,500         1,877
Swift Transportation Co., Inc. *                         60,000         1,418
The Steak n Shake Co. *                                 155,000         2,843
Tidewater, Inc.                                          46,200         2,699
U.S. Xpress Enterprises, Inc., A Shares *               105,000         1,733
Vectren Corp. (g)                                        75,200         2,057
Veritas DGC, Inc. * (g)                                  73,800         3,326
Westar Energy, Inc. (g)                                  89,000         1,833
Wintrust Financial Corp.                                 63,400         3,404
WPS Resources Corp. (g)                                  39,100         2,193
YRC Worldwide, Inc. *                                    45,100         2,247
                                                                   ----------

TOTAL COMMON STOCKS                                                   131,849
                                                                   ----------

INVESTMENTS IN AFFILIATES (6.1%)
Fifth Third Institutional Money Market Fund           8,592,249         8,592
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         8,592
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (14.2%)
Pool of various securities for Fifth
    Third Funds                                    $     19,918        19,918
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  19,918
                                                                   ----------

TOTAL INVESTMENTS (COST $138,000) + - 114.3%                          160,359

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                       (20,002)
                                                                   ----------

NET ASSETS - 100.0%                                                $  140,357
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (98.4%)
Abbott Laboratories                                      53,700    $    2,317
Alcoa, Inc.                                              97,600         3,074
Alltel Corp.                                             43,900         2,635
American Electric Power Co.                              48,800         1,821
American Express Co.                                     48,800         2,560
American International Group, Inc.                      104,400         6,833
Anadarko Petroleum Corp.                                 39,000         4,205
Andrew Corp. * (g)                                      195,200         2,532
Applera Corp.- Celera Genomics Group *                  224,500         2,640
Applied Materials, Inc.                                 224,500         4,277
Archer-Daniels-Midland Co.                              117,100         3,689
Bank of America Corp.                                   146,400         6,475
Bank of New York Co., Inc.                              205,000         6,521
Big Lots, Inc. * (g)                                    209,800         2,805
Bob Evans Farms, Inc.                                   122,000         3,257
Borg Warner, Inc.                                        48,800         2,690
Bristol-Myers Squibb Co.                                 72,000         1,641
Cadbury Schweppes PLC ADR                                58,600         2,334
Carnival Corp.                                           14,600           756
Charles Schwab Corp.                                    244,000         3,609
Chevron Corp.                                            78,100         4,638
CIGNA Corp.                                              43,900         5,338
Coherent, Inc. *                                         97,600         3,022
ConAgra, Inc. (g)                                       195,200         4,046
ConocoPhillips                                          107,400         6,949
CSX Corp.                                                43,900         2,350
Deere & Co.                                              58,600         4,205
Dover Corp.                                              39,000         1,791
Dow Chemical Co.                                         58,600         2,479
Duke Energy Corp. (g)                                   107,400         3,045
E*TRADE Financial Corp. *                               170,800         4,063
E. I. du Pont de Nemours & Co.                           65,400         2,560
EMC Corp. *                                             161,000         2,157
Federated Department Stores, Inc.                        33,465         2,230
Florida East Coast Industries, Inc.                      73,200         3,571
Foot Locker, Inc.                                        78,100         1,774
General Dynamics Corp.                                   34,200         3,980
General Electric Corp.                                  107,400         3,517
Georgia Gulf Corp.                                       19,500           667
Global Industries, Ltd. *                               146,400         2,050
H.J. Heinz Co.                                           68,300         2,318
Harris Corp.                                            102,500         4,760
Hartford Financial Services Group, Inc.                  39,000         3,207
Health Management Associates, Inc., Class A              68,300         1,436
Hewlett-Packard Co.                                     136,600         4,259
Home Depot, Inc.                                         87,800         3,560
Honda Motor Co., Ltd.                                    73,200         2,083
Honeywell International, Inc.                           146,400         5,625
Horace Mann Educators Corp.                             214,700         4,206
Humana, Inc. *                                          146,400         8,164
IBM Corp.                                                68,300         5,553
Input/Output, Inc. * (g)                                 48,800           384

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Intel Corp.                                             122,000    $    2,595
J.P. Morgan Chase & Co.                                 195,200         7,758
JAKKS Pacific, Inc. * (g)                                97,600         2,216
Jefferson-Pilot Corp.                                    48,800         2,847
Jones Apparel Group, Inc.                                48,800         1,526
K2, Inc. * (g)                                           63,400           754
Kerr-McGee Corp. (g)                                     34,015         3,755
KeyCorp (g)                                              97,600         3,454
Laboratory Corp. of America Holdings * (g)               43,900         2,575
Lubrizol Corp.                                           83,000         3,797
Manpower, Inc.                                           48,800         2,627
Marathon Oil Corp.                                      117,100         9,000
Masco Corp.                                              73,200         2,170
McDonald's Corp.                                        107,400         3,761
Merrill Lynch & Co., Inc.                                97,600         7,327
Methode Electronics, Inc.                               161,000         1,980
MetLife, Inc.                                            43,900         2,202
Molson Coors Brewing Co., Class B (g)                    24,400         1,525
Motorola, Inc.                                           73,200         1,662
National City Corp. (g)                                  73,200         2,502
Natuzzi S.p.A. ADR                                       39,000           289
New York Community Bancorp, Inc. (g)                     97,600         1,665
New York Times Co. (g)                                   97,600         2,762
NiSource, Inc.                                           83,000         1,704
Pall Corp.                                              156,200         4,499
Parker Hannifin Corp.                                    24,400         1,849
Payless ShoeSource, Inc. * (g)                           48,800         1,189
Pepco Holdings, Inc.                                    161,000         3,705
Pfizer, Inc.                                            195,200         5,013
Piper Jaffray Cos., Inc. *                               48,800         2,188
Royal Dutch Shell PLC ADR, A Shares                      58,600         3,991
Safeway, Inc.                                           195,200         4,576
Schering-Plough Corp.                                   165,900         3,177
Schlumberger, Ltd. (g)                                   48,800         6,220
Snap-On, Inc. (g)                                        29,300         1,176
Sprint Nextel Corp.                                      97,600         2,234
Standard Register Co.                                   195,200         3,543
Stanley Works                                            73,200         3,590
Stewart & Stevenson Services, Inc.                      117,100         3,041
SunTrust Banks, Inc.                                     43,900         3,137
SUPERVALU, Inc.                                         126,900         4,052
Symmetricom, Inc. *                                      73,200           724
TD Ameritrade Holding Corp. *                           122,000         2,469
The Walt Disney Co.                                     131,800         3,336
Tidewater, Inc.                                          39,000         2,278
U.S. Bancorp.                                            78,100         2,336
U.S. Xpress Enterprises, Inc., A Shares *                19,500           322
Union Pacific Corp.                                      58,600         5,183
United States Steel Corp. (g)                            48,800         2,916
United Technologies Corp.                                19,500         1,138
Verizon Communications, Inc.                            146,400         4,635
Vishay Intertechnology, Inc. *                           73,200         1,159
Whirlpool Corp. (g)                                      39,000         3,147

                                    CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Wyeth                                                    39,000    $    1,804
YRC Worldwide, Inc. * (g)                                29,300         1,460
                                                                   ----------

TOTAL COMMON STOCKS                                                   339,198
                                                                   ----------

INVESTMENTS IN AFFILIATES (1.6%)
Fifth Third Institutional Money Market Fund           5,655,964         5,656
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         5,656
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (13.3%)
Pool of various securities for Fifth Third
    Funds                                          $     45,760        45,760
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  45,760
                                                                   ----------

TOTAL INVESTMENTS (COST $288,301) + - 113.3%                          390,614

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%                       (45,831)
                                                                   ----------

NET ASSETS - 100.0%                                                $  344,783
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                DISCIPLINED LARGE CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (97.4%)
Abbott Laboratories                                     349,685    $   15,089
Alcoa, Inc.                                             140,534         4,427
Alltel Corp.                                             69,292         4,160
American Electric Power Co.                             167,881         6,265
American International Group, Inc.                      162,647        10,647
Anadarko Petroleum Corp.                                 92,458         9,969
Bank of America Corp.                                   300,493        13,291
Bank of New York Co., Inc.                              463,961        14,759
Black & Decker Corp.                                     45,548         3,931
Bristol-Myers Squibb Co.                                301,349         6,868
Cadbury Schweppes PLC ADR                               352,737        14,049
Carnival Corp.                                          187,278         9,694
Caterpillar, Inc.                                       134,335         9,121
Chevron Corp.                                           262,451        15,584
CIT Group, Inc.                                          58,765         3,135
ConAgra, Inc. (g)                                       252,822         5,241
ConocoPhillips                                          303,392        19,630
Deere & Co.                                              90,801         6,516
Dow Chemical Co.                                        273,559        11,572
E. I. du Pont de Nemours & Co.                          184,325         7,216
Edison International                                     90,219         3,953
Federated Department Stores, Inc.                        33,286         2,218
FirstEnergy Corp.                                        89,837         4,501
FPL Group, Inc. (g)                                     190,918         7,979
Gannett, Inc. (g)                                       278,234        17,195
General Dynamics Corp.                                   92,589        10,773
H.J. Heinz Co.                                          372,153        12,631
Hartford Financial Services Group, Inc.                 208,698        17,161
Health Management Associates, Inc., Class A             265,964         5,590
Hewlett-Packard Co.                                     311,985         9,727
Honda Motor Co., Ltd.                                   462,930        13,170
Honeywell International, Inc.                           277,888        10,676
IBM Corp.                                               115,826         9,417
Intel Corp.                                             257,173         5,470
J.P. Morgan Chase & Co.                                 516,401        20,526
KeyCorp (g)                                             416,645        14,745
Laboratory Corp. of America Holdings * (g)               69,374         4,069
Lubrizol Corp.                                          138,478         6,334
Manpower, Inc.                                           92,292         4,968
Marathon Oil Corp.                                      218,035        16,760
Masco Corp.                                             184,662         5,475
McDonald's Corp.                                        360,453        12,619
Merrill Lynch & Co., Inc. (g)                           255,495        19,180
MetLife, Inc. (g)                                       436,815        21,911
Molson Coors Brewing Co., Class B (g)                   219,257        13,704
National City Corp. (g)                                 230,348         7,873
Parker Hannifin Corp.                                   135,801        10,290
Pfizer, Inc.                                            627,223        16,107
R.R. Donnelley & Sons Co.                                92,394         3,012
Royal Dutch Shell PLC ADR, A Shares                     347,098        23,642

                                    CONTINUED

DISCIPLINED LARGE CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Safeway, Inc. (g)                                       465,446    $   10,910
Sprint Nextel Corp.                                     358,983         8,217
SunTrust Banks, Inc.                                    254,632        18,193
United Technologies Corp.                               161,912         9,451
Verizon Communications, Inc. (g)                        486,985        15,418
                                                                   ----------

TOTAL COMMON STOCKS                                                   585,029
                                                                   ----------

INVESTMENTS IN AFFILIATES (2.5%)
Fifth Third Institutional Money Market Fund          15,311,890        15,312
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                        15,312
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (18.4%)
Pool of various securities for Fifth
    Third Funds                                    $    110,337       110,337
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                 110,337
                                                                   ----------

TOTAL INVESTMENTS (COST $582,773) + - 118.3%                          710,678

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.3)%                      (109,987)
                                                                   ----------

NET ASSETS - 100.0%                                                $  600,691
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                    LIFEMODEL AGGRESSIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
INVESTMENTS IN
    AFFILIATES (H) (100.3%)
Fifth Third Disciplined Large Cap Value Fund          1,891,429    $   26,612
Fifth Third High Yield Bond Fund                        149,570         1,508
Fifth Third Institutional Money Market Fund           2,435,668         2,436
Fifth Third Intermediate Bond Fund                      310,508         2,993
Fifth Third International Equity Fund                 1,520,134        18,986
Fifth Third Large Cap Core Fund                       1,412,749        21,290
Fifth Third Mid Cap Growth Fund                         929,703        16,456
Fifth Third Multi Cap Value Fund                        498,046        12,685
Fifth Third Quality Growth Fund *                     2,139,818        36,613
Fifth Third Small Cap Growth Fund *                     627,271         9,547
Fifth Third Small Cap Value Fund                        332,941         7,218
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                       156,344
                                                                   ----------

TOTAL INVESTMENTS (COST $128,351) + - 100.3%                          156,344

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (427)
                                                                   ----------

NET ASSETS - 100.0%                                                $  155,917
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL MODERATELY AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (H) (100.1%)
Fifth Third Bond Fund                                 1,527,164    $   15,073
Fifth Third Disciplined Large Cap Value Fund          3,153,504        44,370
Fifth Third High Yield Bond Fund                      1,513,362        15,255
Fifth Third Institutional Money Market Fund           8,711,920         8,712
Fifth Third Intermediate Bond Fund                    2,188,875        21,101
Fifth Third International Equity Fund                 2,644,344        33,028
Fifth Third Large Cap Core Fund                       2,256,230        34,001
Fifth Third Mid Cap Growth Fund                       1,487,179        26,323
Fifth Third Multi Cap Value Fund                        787,307        20,053
Fifth Third Quality Growth Fund *                     3,546,196        60,675
Fifth Third Short Term Bond Fund                      1,948,686        18,103
Fifth Third Small Cap Growth Fund *                     907,120        13,806
Fifth Third Small Cap Value Fund                        479,783        10,402
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                       320,902
                                                                   ----------

TOTAL INVESTMENTS (COST $274,119) + - 100.1%                          320,902

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                           (277)
                                                                   ----------

NET ASSETS - 100.0%                                                $  320,625
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                      LIFEMODEL MODERATE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (H) (100.0%)
Fifth Third Bond Fund                                 4,830,670    $   47,679
Fifth Third Disciplined Large Cap Value Fund          3,507,654        49,353
Fifth Third High Yield Bond Fund                      2,388,932        24,080
Fifth Third Institutional Money Market Fund           1,669,044         1,669
Fifth Third Intermediate Bond Fund                    8,406,837        81,043
Fifth Third International Equity Fund                 3,411,968        42,615
Fifth Third Large Cap Core Fund                       2,515,087        37,902
Fifth Third Mid Cap Growth Fund                       1,574,212        27,864
Fifth Third Multi Cap Value Fund                        853,207        21,731
Fifth Third Quality Growth Fund *                     3,988,424        68,242
Fifth Third Short Term Bond Fund                      5,661,509        52,595
Fifth Third Small Cap Growth Fund *                   1,008,428        15,348
Fifth Third Small Cap Value Fund                        536,533        11,632
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                       481,753
                                                                   ----------

TOTAL INVESTMENTS (COST $442,076) + - 100.0%                          481,753

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                             (140)
                                                                   ----------

NET ASSETS - 100.0%                                                $  481,613
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL MODERATELY CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (H) (100.1%)
Fifth Third Bond Fund                                 1,339,143    $   13,217
Fifth Third Disciplined Large Cap Value Fund            689,521         9,702
Fifth Third High Yield Bond Fund                        510,428         5,145
Fifth Third Institutional Money Market Fund           1,945,238         1,945
Fifth Third Intermediate Bond Fund                    2,109,124        20,332
Fifth Third International Equity Fund                   673,587         8,413
Fifth Third Large Cap Core Fund                         417,976         6,299
Fifth Third Mid Cap Growth Fund                         264,401         4,680
Fifth Third Multi Cap Value Fund                        140,515         3,579
Fifth Third Quality Growth Fund *                       768,288        13,145
Fifth Third Short Term Bond Fund                      1,646,464        15,296
Fifth Third Small Cap Growth Fund *                     149,197         2,271
Fifth Third Small Cap Value Fund                         78,888         1,710
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                       105,734
                                                                   ----------

TOTAL INVESTMENTS (COST $95,644) + - 100.1%                           105,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (76)
                                                                   ----------

NET ASSETS - 100.0%                                                $  105,658
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                  LIFEMODEL CONSERVATIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (H) (100.3%)
Fifth Third Bond Fund                                 1,046,933    $   10,333
Fifth Third Disciplined Large Cap Value Fund            241,392         3,396
Fifth Third High Yield Bond Fund                        285,603         2,879
Fifth Third Institutional Money Market Fund              38,260            38
Fifth Third Intermediate Bond Fund                    1,786,249        17,220
Fifth Third International Equity Fund                   179,424         2,241
Fifth Third Large Cap Core Fund                         114,106         1,720
Fifth Third Mid Cap Growth Fund                          66,099         1,170
Fifth Third Multi Cap Value Fund                         35,055           893
Fifth Third Quality Growth Fund *                       267,839         4,583
Fifth Third Short Term Bond Fund                      1,239,386        11,514
Fifth Third Small Cap Growth Fund *                      63,362           964
Fifth Third Small Cap Value Fund                         34,102           739
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                        57,690
                                                                   ----------

TOTAL INVESTMENTS (COST $55,715) + - 100.3%                            57,690

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                           (144)
                                                                   ----------

NET ASSETS - 100.0%                                                $   57,546
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                           STRATEGIC INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS (6.0%)
Altria Group, Inc.                                       15,650    $    1,132
American Capital Strategies Ltd.                         15,400           547
Bank of America Corp.                                    19,900           880
BB&T Corp.                                                4,800           187
Chevron Corp.                                             8,430           501
Citigroup, Inc.                                          16,925           788
FPL Group, Inc.                                          13,650           570
General Electric Corp.                                   10,735           352
Marshall & Ilsley Corp. (g)                               4,400           185
North Fork Bancorp., Inc. (g)                            10,500           270
PepsiCo, Inc.                                             1,800           103
Procter & Gamble Co.                                     11,030           653
Southern Co. (g)                                         14,900           519
Sysco Corp.                                               9,525           292
U.S. Bancorp.                                            20,000           598
Verizon Communications, Inc.                              6,950           220
Wachovia Corp. (g)                                       11,475           629
Wells Fargo & Co.                                        15,945           995
                                                                   ----------

TOTAL COMMON STOCKS                                                     9,421
                                                                   ----------

CORPORATE BONDS (24.0%)
AMVESCAP PLC, 5.38%, 2/27/13                       $        500           488
Bankers Trust New York, 7.25%, 10/15/11                   1,000         1,107
Bear Stearns Cos., Inc., 4.65%, 7/2/18                    1,000           920
Bear Stearns Cos., Inc., Series 2003-AC7,
    Class A2, 5.25%, 1/25/34                                841           832
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                          500           482
Comcast Cable, 7.13%, 6/15/13                               500           538
Core Invest Grade Trust, 4.66%, 11/30/07                    454           448
Countrywide Home Loans, 4.59%, 10/25/33                   1,466         1,400
Countrywide Home Loans, 5.04%, 4/20/35 (d)                  568           557
Cullen/Frost Cap Trust I, 5.42%, 3/1/34 (d)               1,000         1,028
CVS Corp., 7.77%, 1/10/12                                   845           929
Deutsche Mortgage Securities, Inc.,
    Series 2004-2, Class A3, 3.78%, 1/25/34                 317           315
Developers Diversified Realty, 3.88%, 1/30/09             1,000           958
Emigrant Cap Trust I, 5.73%, 12/10/33 (d)                 1,000           993
First Tennessee Cap II, 6.30%, 4/15/34                    1,500         1,479
Goldman Sachs Group, Inc., 5.25%, 10/15/13                1,000           990
HBOS PLC, 5.38%, 11/1/13 (d)                              2,000         1,984
Hutchison Whampoa International,
    Ltd., 6.50%, 2/13/13                                  1,000         1,054
HVB Funding Trust I, 8.74%, 6/30/31                       1,000         1,303
International Lease Finance Corp.,
    4.38%, 11/1/09                                        1,000           967

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Kraft Foods, Inc., 6.25%, 6/1/12                   $      1,500    $    1,567
Lehman Brothers Holdings, 4.28%, 10/22/08 (d)             1,000         1,000
Lehman Brothers TRAINS, 6.50%,
    8/15/08 (d) (e)                                         485           489
Marsh & McLennan Cos., Inc., 5.88%, 8/1/33                  500           473
Merrill Lynch Mortgage Investors,
    Inc., Series 2003-A1, Class 2A,
    4.53%, 12/25/32                                         219           220
Motorola, Inc., 6.50%, 11/15/28                             500           540
Pacific Gas & Electric, 4.20%, 3/1/11                     1,000           953
Pemex Project Funding Master Trust,
    7.88%, 2/1/09                                         1,000         1,066
Public Service Oklahoma, 4.85%, 9/15/10                     500           492
Radian Group, Inc., 5.63%, 2/15/13                          500           497
RBS Capital Trust, Class B, 6.80%, 3/31/08                  500           508
SLM Corp., 3.66%, 4/1/09 (d)                              1,000           974
SLM Corp., 4.74%, 2/1/10 (d)                              1,000           970
SLM Corp., 5.77%, 11/21/13 (d)                            1,000           990
Sprint Capital Corp, 8.38%, 3/15/12                       1,500         1,730
TCI Communications, Inc., 7.88%, 8/1/13 *                 1,100         1,230
Union Pacific Corp., 3.63%, 6/1/10                          500           470
Union Planters Corp., 4.38%, 12/1/10                        500           486
Washington Mutual, Inc., 4.82%, 10/25/32                     91            91
Washington Mutual, Inc.,
    Series 2003-AR10, Class A4,
    4.08%, 10/25/33                                       1,500         1,484
Wells Fargo Mortgage Backed
    Securities Trust, 4.98%, 11/25/34                     1,000           937
Weyerhaeuser Co., 7.38%, 3/15/32                          1,500         1,655
                                                                   ----------

TOTAL CORPORATE BONDS                                                  37,594
                                                                   ----------

FOREIGN BONDS (1.3%)
Korea Development Bank, 3.88%, 3/2/09                     1,000           966
Russian Federation, 8.25%, 3/31/10 *                      1,000         1,064
                                                                   ----------

TOTAL FOREIGN BONDS                                                     2,030
                                                                   ----------

CORPORATE BOND EQUIVALENTS (C) (40.5%)
AAG Holding Co., Inc., $1.17                             20,000           506
Abbey National PLC, Series B $1.84                       24,900           649
Abbey National PLC, Series C $1.84                       60,600         1,575
AMBAC Financial Group, Inc., $1.49                       54,100         1,318
AMBAC Financial Group, Inc., $1.75                       52,895         1,341
BAC Capital Trust I, $1.75                               64,500         1,647
BAC Capital Trust VI, $1.75                              48,600         1,260
Bank One Capital V, $2.00                                76,300         1,909

                                    CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
CORPORATE BOND EQUIVALENTS (C),
    CONTINUED
BBC Capital Trust II, $2.13                              31,000    $      804
Bear Stearns Capital Trust III, $1.95                    58,900         1,477
Citigoup Capital VII, $1.78                             124,925         3,192
Cleveland Electric Financial Trust I, $2.25              10,000           260
Consolidated Edison, $1.81                               50,700         1,324
Corp-Backed Trust Certs (CBTCS), $1.53                   60,000         1,444
Corp-Backed Trust Certs (CBTCS), $1.56                   33,500           817
Corp-Backed Trust Certs (CBTCS), $1.80                   15,800           397
Corp-Backed Trust Certs (CBTCS), $1.97                    2,200            55
Corp-Backed Trust Certs (CBTCS), $2.20                    1,800            45
Corts Countrywide Capital II, $2.00                      10,000           255
Corts Trust II Safeco Capital I, $2.18                   10,000           272
Corts-First Union Capital II, $1.88                      17,700           445
Corts-Sherwin Williams, $1.81                            17,600           444
Corts-TR Verizon Global, $3.13                           54,500         1,398
Developers Diversified Realty, $2.15                     48,300         1,259
Dominion CNG Capital Trust I, $1.95                      39,800         1,005
Duke Realty Corp. $1.67                                  30,000           737
Duke Realty Corp., $2.11                                 40,800         1,027
Duquesne Light Co., $1.68                                24,000           617
Energy East Capital, $2.06                                5,000           127
Entergy Arkansas, Inc., $1.50                            80,600         2,028
Entergy Mississippi, Inc., $1.50                         29,300           732
Federal Realty Investment Trust, $2.13 (g)               43,300         1,106
Financial Security Assurance
    Holdings, $1.56                                      90,750         2,264
Fleet Captial Trust VII, $1.80                           29,200           742
General Electric Capital Corp., $1.53                    19,000           480
General Electric Capital Corp., $1.66                    59,000         1,505
Glenborough Realty, Series A, $1.94                      20,661           523
Harris Preferred Capital, Series A, $1.84                31,800           802
HRPT Properties Trust, $2.47                             26,100           653
HRPT Properties Trust, Series B, $2.19                   22,900           586
HSBC Finance Corp. $1.72                                 32,800           839
HSBC USA, Inc., $1.04                                    60,000         1,562
Huntington Preferred Cap, Inc., $1.97                    15,507           435
ING Group NV, $1.80 (g)                                  41,200         1,072
Kimco Reality Preferred, $1.66                           39,994         1,011
MBNA Corp., $2.03                                        37,800           992
Merrill Lynch Preferred Capital, $0.99                   80,000         2,053
ML Capital Trust III, $1.75                               9,800           252
Morgan Stanley Capital II, $1.81                         61,525         1,550
National Rural Utility CFC, $1.91                        10,000           254
Nordstrom (CBTCS), $1.91                                 10,000           258

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
CORPORATE BOND EQUIVALENTS (C),
    CONTINUED
Preferred Plus Trust NAI-1, $2.01                         4,400    $      113
PS Business Parks, Inc., $2.38                           10,000           254
Public Credit & Repack Securities, $1.78                 15,600           393
Public Storage, Inc., Series A, $2.45                    15,000           413
Public Storage, Inc., Series S, $1.97                    10,000           255
Puget Sound Energy Capital Trust, $2.10                  13,700           349
Regions Financial Trust I, $2.00                         66,500         1,680
Rouchester Gas & Electric, $1.66                         42,800         1,111
Saturns JPM, $1.78                                       12,000           307
Stilwell Financial, $1.97                                36,800           937
Suntrust Capital V, $1.76                                46,600         1,185
Torchmark Capital Trust I, $1.94                         58,819         1,493
USB Capital V, $1.81                                     14,100           360
Wachovia Funding, Series A, $1.81                        79,000         2,180
Wells Fargo Capital Trust V, $1.75                       18,600           475
Wells Fargo Capital Trust VI, $1.74                      74,550         1,905
Wells Fargo Capital Trust VII, $1.46                     33,500           817
                                                                   ----------

TOTAL CORPORATE BOND EQUIVALENTS                                       63,532
                                                                   ----------

PREFERRED STOCKS (6.1%) (C)
Aegon NV, $21.02 *                                       20,000           506
Duke Realty Corp., $27.80 *                              10,000           250
Equity Residential Properties, $2.15                     24,500           634
First Tennessee Bank, $50.72 (e)                          1,000         1,010
Freddie Mac, $2.50                                       20,000           902
Freddie Mac, $2.55 (g)                                   10,000           452
Freddie Mac, $2.85                                       25,500         1,275
Goldman Sachs Group, Inc., $1.16                         40,000         1,032
Lehman Brothers, $1.92                                   50,000         1,267
MetLife, Inc., $1.22                                     40,000         1,044
Source Capital, $2.40                                    35,600         1,210
                                                                   ----------

TOTAL PREFERRED STOCKS                                                  9,582
                                                                   ----------

REAL ESTATE INVESTMENT
    TRUSTS (8.8%) (I)
AMB Property Corp.                                        9,450           493
Developers Diversified Realty, Corp. (g)                 14,500           714
Duke-Weeks Realty Corp.                                  21,500           780
Equity Residential Properties Trust                      21,700           920
Health Care Property Investors, Inc. (g)                 35,750           992
Kimco Realty Corp.                                       52,500         1,842
ProLogis                                                 18,750           960
Simon Property Group, Inc. (g)                           24,254         2,010
Thornburg Mortgage, Inc. (g)                             41,600         1,066
Vornado Realty Trust                                     22,100         1,953
Weingarten Realty Investors                              49,575         2,010
                                                                   ----------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                    13,740
                                                                   ----------

                                    CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. GOVERNMENT AGENCIES (2.5%)
FANNIE MAE (1.1%)
5.13%, 1/2/14                                      $      1,000    $      998
4.28%, 7/1/18                                               806           788
                                                                   ----------
                                                                        1,786
                                                                   ----------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (1.4%)
5.50%, 8/16/27                                            1,150         1,166
4.89%, 7/16/34                                            1,000           970
                                                                   ----------
                                                                        2,136
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                          3,922
                                                                   ----------
U.S. TREASURY NOTES (1.3%)
7.00%, 7/15/06 (g)                                        2,000         2,021
                                                                   ----------

TOTAL U.S. TREASURY NOTES                                               2,021
                                                                   ----------

INVESTMENT COMPANIES (8.8%)
1838 Bond Debenture Trading                             127,000         2,290
American Income Fund, Inc.                              135,400         1,075
Blackrock Income Trust (g)                              108,600           694
Blackrock North American Government Income              225,000         2,466
Eaton Vance Tax-Advantaged Dividend Income Fund          23,600           544
ING Prime Rate Trust                                    160,400         1,113
MFS Government Markets Income Trust                     217,400         1,420
MFS Intermediate Income Trust                            49,000           306
Pioneer Interest Shares                                  90,700           994
Templeton Global Income Fund, Inc.                       61,374           525
Van Kampen Bond Fund                                     64,800         1,110
Van Kampen Senior Income Trust                          152,000         1,234
                                                                   ----------

TOTAL INVESTMENT COMPANIES                                             13,771
                                                                   ----------

INVESTMENTS IN AFFILIATES (0.7%)
Fifth Third Institutional Money Market Fund           1,066,196         1,066
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         1,066
                                                                   ----------

SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES
    LENDING (6.0%)
Pool of various securities for Fifth
    Third Funds                                    $      9,417         9,417
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   9,417
                                                                   ----------

TOTAL INVESTMENTS (COST $161,024) + - 106.0%                          166,096

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%                         (9,338)
                                                                   ----------

NET ASSETS - 100.0%                                                $  156,758
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            DIVIDEND GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (98.6%)
3M Co.                                                    2,885    $      210
Altria Group, Inc.                                        5,590           404
American International Group, Inc.                        7,975           522
Apache Corp.                                              3,155           238
Automatic Data Processing, Inc.                           2,275           100
Bank of America Corp.                                     6,175           273
Becton, Dickinson & Co.                                  10,050           651
C.H. Robinson Worldwide, Inc. (g)                         7,215           292
Carnival Corp.                                            4,150           215
Chevron Corp.                                             6,100           362
Citigroup, Inc.                                           6,310           294
Coca-Cola Co.                                            10,935           452
Ecolab, Inc. (g)                                         13,370           479
Electronic Arts, Inc. *                                   3,790           207
Eli Lilly & Co.                                           5,680           322
Emerson Electric Corp.                                    7,720           598
Exxon Mobil Corp.                                        14,365           902
General Dynamics Corp.                                    3,915           456
General Electric Corp.                                   26,270           860
Graco, Inc.                                               7,760           312
Home Depot, Inc.                                          7,665           310
IBM Corp.                                                 2,615           213
Johnson & Johnson                                        15,530           894
Johnson Controls, Inc.                                    6,315           437
Kellogg Co.                                               6,495           279
Lowe's Cos., Inc.                                         1,445            92
Marriott International, Inc., Class A                     6,550           436
Marshall & Ilsley Corp. (g)                              11,010           462
McGraw-Hill Cos., Inc.                                    4,365           223
Medtronic, Inc.                                          11,605           655
Merrill Lynch & Co., Inc.                                 6,425           482
Microchip Technology, Inc.                                8,880           333
Microsoft Corp.                                          16,295           459
Nike, Inc., Class B (g)                                   3,155           255
Novartis AG ADR                                           5,230           288
Nuveen Investments, Inc.                                  6,855           311
Paychex, Inc.                                             3,500           127
PepsiCo, Inc.                                            15,045           861
Pfizer, Inc.                                              7,215           185
Praxair, Inc.                                            11,910           627
Procter & Gamble Co.                                     16,510           978
QUALCOMM, Inc.                                            8,125           390
Stryker Corp.                                             3,970           198
Sysco Corp.                                               4,330           133
Target Corp.                                              3,865           212
Texas Instruments, Inc.                                   6,855           200
The Hershey Company (g)                                   9,025           462
U.S. Bancorp.                                            12,015           359
United Technologies Corp.                                14,435           842
Wachovia Corp. (g)                                       13,005           713
Walgreen Co.                                              2,705           117
Weatherford International Ltd. *                          6,135           275

                                    CONTINUED

DIVIDEND GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMON STOCKS, CONTINUED
Wells Fargo & Co.                                        12,000    $      749
XTO Energy, Inc.                                          6,135           301
                                                                   ----------

TOTAL COMMON STOCKS                                                    22,007
                                                                   ----------

INVESTMENTS IN AFFILIATES (0.7%)
Fifth Third Institutional Money Market
    Fund                                                151,627           152
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                           152
                                                                   ----------

SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES
    LENDING (12.0%)
Pool of various securities for Fifth Third
    Funds                                          $      2,679         2,679
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   2,679
                                                                   ----------

TOTAL INVESTMENTS (COST $24,064) + - 111.3%                            24,838

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.3)%                        (2,521)
                                                                   ----------

NET ASSETS - 100.0%                                                $   22,317
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                                 TECHNOLOGY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCKS (99.6%)
Accenture Ltd., Class A                                  25,000    $      788
Advanced Energy Industries, Inc. * (g)                  110,000         1,726
Amylin Pharmaceuticals, Inc. * (g)                       35,000         1,484
Applied Materials, Inc.                                  60,000         1,143
Arena Pharmaceuticals, Inc. *                            57,250           972
ARM Holdings PLC ADR (g)                                125,000           889
ASML Holding NV * (g)                                    50,000         1,130
Atmel Corp. *                                           230,000           909
ATMI, Inc. *                                             32,500         1,092
BEA Systems, Inc. *                                     150,000         1,556
BearingPoint, Inc. *                                    150,000         1,233
Blackboard, Inc. *                                       45,000         1,159
Ceradyne, Inc. *                                         15,000           859
Comverse Technology, Inc. * (g)                          46,000         1,260
Cytyc Corp. * (g)                                        40,000         1,204
DearlerTrack Holdings, Inc. *                            26,000           519
Eastman Kodak Co.                                        45,750         1,148
Electronic Arts, Inc. *                                  20,000         1,092
EMC Corp. *                                             110,000         1,474
EMCORE Corp. *                                          100,000           817
FEI Co. *                                                43,500         1,004
First Data Corp.                                         53,000         2,389
Freescale Semiconductor, Inc., Class A * (g)             72,500         1,823
Heidrick & Struggles International, Inc. *               23,500           789
Informatica Corp. *                                     125,000         1,840
Mattson Technology, Inc. *                              100,000         1,300
Micron Technology, Inc. * (g)                            80,000         1,174
Microstrategy, Inc., Class A *                           11,500         1,105
MKS Instruments, Inc. *                                  50,000         1,088
Monster Worldwide, Inc. * (g)                            20,000           853
NDS Group PLC ADR *                                      30,000         1,294
Nektar Therapeutics *                                    51,100         1,012
Palm, Inc. * (g)                                         42,850         1,692
PDL BioPharma, Inc. *                                    32,500           947
Pharmaceutical Product Development, Inc.                 13,500           934
QUALCOMM, Inc.                                           35,000         1,679
Quest Software, Inc. *                                  100,000         1,584
Red Hat, Inc. * (g)                                      60,000         1,737
Rockwell Automation, Inc.                                22,350         1,477
Unica Corp. *                                             3,900            55
Varian Semiconductor Equipment
    Associates, Inc. * (g)                               35,000         1,733
Veeco Instruments, Inc. * (g)                            70,000         1,522
Ventiv Health, Inc. *                                    30,000           765
Vertex Pharmaceuticals, Inc. * (g)                       31,250         1,115
WebEx Communications, Inc. * (g)                         49,000         1,190
                                                                   ----------

TOTAL COMMON STOCKS                                                    54,555
                                                                   ----------

                                    CONTINUED

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
INVESTMENTS IN AFFILIATES (1.2%)
Fifth Third Institutional Money Market Fund             649,434    $      649
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                           649
                                                                   ----------

SHORT-TERM SECURITIES HELD
    AS COLLATERAL FOR SECURITIES
    LENDING (31.4%)
Pool of various securities for Fifth Third
    Funds                                          $     17,174        17,174
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  17,174
                                                                   ----------

TOTAL INVESTMENTS (COST $67,533) + - 132.2%                            72,378

LIABILITIES IN EXCESS OF OTHER ASSETS - (32.2)%                       (17,632)
                                                                   ----------

NET ASSETS - 100.0%                                                $   54,746
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
COMMON STOCK (0.1%)
UNITED STATES (0.1%)
Synthes, Inc.                                             2,018    $      242
                                                                   ----------

TOTAL COMMON STOCK                                                        242
                                                                   ----------
FOREIGN STOCKS (90.6%)
AUSTRALIA (3.7%)
Alumina, Ltd.                                            59,739           340
Amcor, Ltd.                                              46,386           241
AMP, Ltd.                                                31,657           197
Ansell, Ltd.                                              1,145             9
Australia & New Zealand Banking Group, Ltd.              14,034           265
Australian Gas & Light Co.                                5,010            68
BHP Billiton, Ltd.                                      184,704         3,613
BlueScope Steel, Ltd.                                    37,741           224
Boral, Ltd.                                              30,732           209
Brambles Industries, Ltd.                                25,713           193
Caltex Australia, Ltd.                                   20,530           301
Coca-Cola Amatil, Ltd.                                   18,944           110
Coles Myer, Ltd.                                         10,427            83
Commonwealth Bank of Australia                           29,387           995
CSL, Ltd.                                                 3,164           104
CSR, Ltd.                                                49,853           160
Foster's Group, Ltd.                                     46,300           185
Insurance Australia Group                                43,892           185
James Hardie Industries NV                               24,574           164
John Fairfax Holdings, Ltd.                               8,521            27
Leighton Holdings, Ltd.                                   2,707            42
Lend Lease Corp., Ltd.                                    4,578            50
Macquarie Bank, Ltd.                                      5,426           281
Macquarie Infrastructure Group                           81,453           218
Mayne Nickless, Ltd.                                      9,701            25
Mayne Pharma, Ltd. *                                      9,701            19
National Australia Bank, Ltd.                            39,390         1,012
Newcrest Mining, Ltd.                                    17,110           340
Onesteel, Ltd.                                           29,255            83
Orica, Ltd.                                              14,750           245
Origin Energy, Ltd.                                     147,089           814
Paperlinx, Ltd.                                          23,747            62
Patrick Corp., Ltd.                                      12,024            62
QBE Insurance Group, Ltd.                                17,030           250
Rinker Group, Ltd.                                       49,029           624
Rio Tinto, Ltd.                                          16,022           921
Santos, Ltd.                                            108,016         1,073
Sonic Healthcare, Ltd.                                    1,643            19
Stockland Trust Group                                       455             2
Suncorp Metway, Ltd.                                      5,353            90
TABCORP Holdings, Ltd.                                   10,500           121
Telstra Corp., Ltd.                                      51,965           157
Transurban Group                                          6,115            33
Westfarmers, Ltd.                                         8,854           255
Westpac                                                  21,491           379
Woodside Petroleum, Ltd.                                 59,092         2,025
Woolworths, Ltd.                                         27,586           361
                                                                   ----------
                                                                       17,236
                                                                   ----------

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
AUSTRIA (0.8%)
Bank Austria Creditanstalt                                4,208    $      513
Boehler-Uddeholm AG                                         368            71
Erste Bank Der Oesterreichischen                         13,922           776
Sparkassen AG
Flughafen Wein AG                                         1,211            96
Immofinanz Immobilien Anlagen *                          26,674           275
Mayr-Melnhof Karton AG                                      500            75
Oesterreichische Elektrizitaetswirtschafts AG               544           243
OMV AG                                                   12,811           906
RHI AG *                                                  1,954            55
Telekom Austria AG                                       19,977           483
Voest-Alpine Stahl AG                                       700            82
Wienerberger Baust                                        2,610           115
                                                                   ----------
                                                                        3,690
                                                                   ----------
BELGIUM (0.7%)
Agfa Gevaert NV                                           1,931            33
Bekaert NV                                                  325            32
Belgacom SA                                               3,263           101
Delhaize Group                                            1,553           107
Dexia                                                    25,883           636
Fortis                                                   36,918         1,285
Groupe Bruxelles Lambert SA                               1,616           180
InBev NV                                                  3,790           179
KBC Bancassurance Holding SA                              3,615           363
Solvay SA                                                 1,841           208
UCB SA                                                    4,219           208
Umicore                                                     717            94
                                                                   ----------
                                                                        3,426
                                                                   ----------
BERMUDA (0.2%)
Cheung Kong Infrastructure Holdings, Ltd.                20,000            62
Esprit Holdings, Ltd.                                    49,500           430
Johnson Electric Holdings, Ltd.                          70,000            69
Kerry Properties, Ltd.                                   18,935            62
Li & Fung, Ltd.                                          78,000           145
SCMP Group, Ltd.                                         14,000             5
Shagri-La Asia, Ltd.                                     47,021            76
Yue Yuen Industrial Holdings, Ltd.                       20,500            64
                                                                   ----------
                                                                          913
                                                                   ----------
BRAZIL (0.5%)
Aracruz Celulose SA, B Shares                            16,000            62
Arcelor Brasil SA *                                       2,690            40
Banco Itau Holding Financeira SA                         16,000           486
Centrais Eletricas Brasileiras SA, B Shares           3,988,000            76
Companhia de Bebidas das Americas                       119,000            42
Companhia Siderurgica Nacional SA                         3,000            88
Companhia Vale do Rio Doce, A Shares                     20,100           889
Souza Cruz SA                                             2,900            41
Tele Centro Oeste Celular Participacoes SA                3,000            43

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
BRAZIL, CONTINUED
Tele Norte Leste Participacoes SA                        10,000    $      176
Telesp Celular Participacoes SA *                         7,000            34
Unibanco - Uniao de Bancos Brasileiros SA GDR             2,800           236
Usinas Siderurgicas de Minas
    Gerais SA, A Shares                                   3,200           105
                                                                   ----------
                                                                        2,318
                                                                   ----------
DENMARK (0.5%)
A P Moller - Maersk AS                                       10           100
Danisco AS                                                  900            69
Danske Bank                                              21,687           761
DSV AS                                                    1,400           195
GN Store Nord AS                                         12,700           181
Novo Nordisk AS                                          10,730           601
Novozymes AS                                              1,850           103
TDC AS                                                    5,900           375
Vestas Wind Systems AS *                                  5,550           109
William Demant Holdings AS *                              1,000            57
                                                                   ----------
                                                                        2,551
                                                                   ----------
FINLAND (1.3%)
Cargotec Corp., B Shares *                                1,677            64
Fortum Oyj                                                7,489           167
Kesko Oyj, B Shares                                       4,103           122
Kone Oyj, B Shares *                                      3,354           135
Metso Oyj, B Shares                                       4,716           154
Neste Oil Oyj *                                           2,291            74
Nokia Oyj                                               213,031         3,895
Outokumpo Oyj                                             9,396           162
Sampo Insurance Co.                                      13,856           270
Stora Enso Oyj                                           20,205           280
TietoEnator Oyj                                           5,565           216
UPM-Kym'mene Oyj                                         17,759           363
Uponor Oyj                                                1,282            32
Wartsila Corp. Oyj, B Shares                              2,611            86
                                                                   ----------
                                                                        6,020
                                                                   ----------
FRANCE (7.8%)
Accor SA                                                 12,681           760
Alcatel *                                                58,712           774
Alstom *                                                  3,934           299
Arcelor                                                  16,705           587
Atos Origin SA *                                          1,078            80
Autoroutes du Sud de la France                            4,131           252
AXA SA                                                   86,515         2,933
BNP Paribas SA                                           40,417         3,604
Bouygues                                                 10,422           571
Business Objects SA *                                     2,957           122
Cap Gemini *                                              4,365           199
Carrefour SA                                             24,625         1,163
Casino Guichard-Perrachon                                 2,238           132
CNP Assurances                                            2,917           253
Compagnie de Saint-Gobain                                10,839           710
Compagnie Generale des Etablissements Michelin            3,038           181

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Credit Agricole SA                                       16,973    $      599
Dassault Systems SA                                       2,314           139
Essilor International SA                                  2,213           193
Euronext NV                                               2,317           143
European Aeronautic Defence and Space Co.                 8,411           330
France Telecom SA                                        46,492         1,057
Gecina SA                                                 1,903           224
Groupe Danone                                            10,041         1,094
Hermes International                                        354            91
Imerys SA                                                 1,191            98
Klepierre                                                 1,607           159
L'Air Liquide SA                                          3,591           738
L'Oreal SA                                                8,747           710
Lafarge SA                                                5,590           588
Lagardere Group SCA                                       3,721           297
LVMH Moet-Hennessy Louis Vuitton                          6,483           585
Neopost SA                                                1,658           167
Peugeot SA                                                3,461           206
PPR SA                                                    1,689           197
Publicis Groupe                                           2,839           107
Renault SA                                                3,561           336
Safran SA                                                 3,684            97
Sanofi-Aventis                                           39,554         3,626
Schneider Electric SA                                     7,778           813
Societe BIC SA                                            1,476            95
Societe Generale-A                                       15,897         2,100
Societe Television Francaise 1                            3,496           111
Sodexho SA                                                5,019           227
STMicroelectronics NV                                     8,706           161
Suez SA                                                  16,628           615
Technip-Coflexip SA                                       1,654           112
Thales SA                                                 3,488           169
Thomson                                                   6,464           133
Total SA                                                 20,289         5,602
Unibail Union Credit                                      2,597           383
Veolia Environnement                                      3,368           170
Vinci SA                                                  4,968           462
Vivendi Universal                                        23,213           727
Zodiac SA                                                 1,683           108
                                                                   ----------
                                                                       36,389
                                                                   ----------
GERMANY (6.9%)
Adidas-Salomon AG                                         1,532           322
Allianz AG                                               22,113         3,558
Altana AG                                                 3,346           186
BASF AG                                                  17,733         1,395
Bayer AG                                                 21,513           897
Bayerische Hypo- und Vereinsbank AG * (g)                19,795           642
Beiersdorf AG                                             3,151           403
Celesio AG                                                3,785           352
Commerzbank AG                                           26,517           901
Continental AG                                            2,978           290

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
DaimlerChrysler AG                                       20,278    $    1,165
Deutsche Bank AG                                         31,378         3,367
Deutsche Boerse AG                                        7,805           989
Deutsche Lufthansa AG                                     9,721           154
Deutsche Post AG                                         32,534           917
Deutsche Telekom AG                                     101,778         1,613
Douglas Holdings AG                                         937            42
E.ON AG                                                  32,323         3,616
Epcos AG *                                                2,206            34
Fresenius Medical Care AG                                 3,816           406
Henkel KGaA                                               3,549           397
Hypo Real Estate Holding AG                               8,564           560
Infineon Technologies AG *                               13,189           125
Karstadt AG *                                               516            11
Linde AG                                                  3,010           245
MAN AG                                                    5,558           319
Merck KGAA                                                2,696           282
Metro AG                                                  6,672           339
Muenchener Rueckver AG                                    5,356           728
Porsche AG                                                  187           146
ProSiebenSat. 1 Media AG                                  1,993            46
Puma AG Rudolf Dassler Sport                                530           168
RWE AG                                                   14,564         1,202
SAP AG                                                    8,566         1,754
Schering AG                                               7,328           501
Siemens AG (g)                                           34,161         3,120
Thyssen Krupp AG (g)                                     12,156           310
TUI AG                                                    8,210           175
Volkswagen AG                                             5,294           314
Wincor Nixdorf AG *                                         900           105
                                                                   ----------
                                                                       32,096
                                                                   ----------
GREAT BRITAIN (17.6%)
Aegis Group PLC                                          34,975            79
AMEC PLC                                                 10,675            72
Anglo American PLC                                       46,137         1,773
ARM Holdings PLC                                         37,424            88
Arriva PLC                                               10,995           115
Associated British Ports Holdings PLC                    17,945           188
AstraZeneca PLC                                          65,003         3,147
Aviva PLC                                               102,672         1,316
BAA PLC                                                  48,970           544
BAE Systems PLC                                         114,441           849
Balfour Beatty                                           19,327           126
Barclays PLC                                            188,212         2,012
Barratt Developments PLC                                  6,653           118
BBA Group PLC                                            27,548           155
Bellway PLC                                               3,499            71
Berkeley Group Holdings PLC *                             3,666            72
BG Group PLC                                            117,075         1,322
BHP Billiton PLC                                         80,966         1,496
BOC Group PLC                                            16,635           439
Boots Group PLC                                          25,376           287
BP PLC                                                  706,159         8,490

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
British Airways PLC *                                    22,875    $      133
British American Tobacco PLC                             49,480         1,115
British Land Co. PLC                                     11,916           244
British Sky Broadcasting Group PLC                       28,331           245
BT Group PLC                                            261,832           957
Bunzl PLC                                                14,440           162
Burberry Group PLC                                        7,387            57
Cable & Wireless PLC                                     83,867           153
Cadbury Schweppes PLC                                    83,589           821
Carnival PLC                                              9,335           518
Centrica PLC                                             63,309           300
Cobham PLC                                               42,838           141
Compass Group PLC                                       112,548           444
Corus Group PLC                                         147,543           183
Daily Mail & General Trust                                8,477           116
Diageo PLC                                              154,707         2,302
Dixons Group PLC                                         51,800           162
Electrocomponents PLC                                    18,604            99
EMAP PLC                                                  7,086           107
EMI Group PLC                                            22,340           101
Enterprise Inns PLC                                      18,788           309
FirstGroup PLC                                           23,530           169
FKI PLC                                                  19,992            46
Friends Provident PLC                                    78,256           280
George Wimpey PLC                                        10,884           100
GKN PLC                                                  19,649           104
Glaxosmithkline PLC                                     219,871         5,623
GUS PLC                                                  20,830           383
Hammerson PLC                                             6,553           122
Hanson PLC                                               23,931           276
HBOS PLC                                                106,936         1,880
Hilton Group PLC                                         86,762           562
HSBC Holdings PLC                                       305,756         5,080
IMI PLC                                                  18,334           168
Imperial Chemical Industries PLC                         39,502           256
Imperial Tobacco Group PLC                               20,578           612
InterContinental Hotels Group PLC                        25,231           389
International Power PLC                                   2,065            10
Invensys PLC *                                          222,235            85
ITV PLC                                                  97,501           188
J Sainsbury PLC                                          44,940           241
Johnson Matthey PLC                                       7,313           190
Kelda Group PLC                                          11,901           166
Kesa Electricals PLC                                      8,163            36
Kingfisher PLC                                           31,317           132
Land Securities Group PLC                                10,620           318
Legal & General Group PLC                               257,931           575
Liberty International PLC                                 5,771           108
Lloyds TSB Group PLC                                    148,215         1,343
Logica PLC                                               31,222           101
Marks & Spencer PLC                                      42,231           365
Meggitt PLC                                              19,751           127
Misys PLC                                                23,956           104

                                    CONTINUED

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Mitchells & Butlers PLC                                  27,489    $      199
National Express Group PLC                                8,899           138
National Grid PLC                                        84,582           866
Next PLC                                                  6,598           203
Pearson PLC                                              20,364           264
Peninsular & Oriental Steam Navigation Co. PLC           38,107           370
Persimmon PLC                                             7,497           168
Pilkington PLC                                           40,431           112
Prudential Corp. PLC                                     70,167           711
Punch Taverns PLC                                        13,133           202
Rank Group PLC                                           30,376           145
Reckitt Benckiser PLC                                    23,680           778
Reed Elsevier PLC                                        32,223           304
Reuters Holding PLC                                      37,796           295
Rexam PLC                                                18,576           169
Rio Tinto PLC                                            35,078         1,789
Rolls-Royce Group PLC                                    53,901           416
Royal & Sun Alliance Insurance Group PLC                104,989           234
Royal Bank of Scotland Group PLC                         79,608         2,464
Royal Dutch Shell PLC                                   154,149         5,245
Royal Dutch Shell PLC, B Shares                         113,119         4,056
Sage Group PLC                                           50,647           240
Scot Power PLC                                           54,703           558
Scottish & Southern Energy PLC                           25,737           489
Severn Trent PLC                                         12,279           250
Signet Group PLC                                         41,542            75
Slough Estates PLC                                        9,273            98
Smith & Nephew PLC                                       12,333           122
Smiths Industries PLC                                    18,789           332
Stagecoach Group PLC                                     47,328            94
Tate & Lyle PLC                                          28,676           294
Taylor Woodrow PLC                                       16,288           113
Tesco PLC                                               258,299         1,461
Tompkins PLC                                             34,975           191
Unilever PLC                                            137,697         1,448
United Business Media PLC                                 7,678            89
United Utilities PLC                                        697             8
Vodaphone Group PLC                                   1,911,928         4,013
Whitbread PLC                                            13,703           259
William Hill PLC                                         21,682           220
Wolseley PLC                                             20,336           490
WPP Group PLC *                                          24,954           277
Yell Group PLC                                           17,214           163
                                                                   ----------
                                                                       81,979
                                                                   ----------
GREECE (0.3%)
Alpha Bank A.E.                                          10,080           346
EFG Eurobank Ergasias                                     6,029           224
National Bank of Greece SA                               12,654           578
OPAP SA                                                   7,500           282
Titan Cement Co.                                          1,900            84
                                                                   ----------
                                                                        1,514
                                                                   ----------

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
HONG KONG (1.5%)
ASM Pacific Technology, Ltd.                              2,000    $       11
Bank of East Asia, Ltd.                                  65,981           205
BOC Hong Kong Holdings, Ltd.                            167,500           336
Cathay Pacific Airways, Ltd.                             45,000            82
Cheung Kong Infrastructure Holdings, Ltd.                70,000           751
CLP Holdings, Ltd.                                       84,680           483
Hang Lung Properties, Ltd.                               85,000           165
Hang Seng Bank, Ltd.                                     35,500           474
Henderson Land Development, Ltd.                         34,000           173
Hong Kong & China Gas Co., Ltd.                         183,348           402
Hong Kong Electric Holdings, Ltd.                        65,000           313
Hong Kong Exchanges & Clearing, Ltd.                     47,000           229
Hopewell Holdings, Ltd.                                  28,000            70
Hutchison Telecommunications                             61,000           103
International, Ltd. *
Hutchison Whampoa, Ltd.                                  96,000           982
Hysan Development Co., Ltd.                              28,628            73
MTR Corp.                                                63,490           133
New World Development Co., Ltd.                         104,839           153
PCCW, Ltd.                                              165,047           111
Sino Land Company, Ltd.                                  36,235            51
Sun Hung Kai Properties, Ltd.                            61,136           633
Swire Pacific, Ltd.                                      43,500           405
Techtronic Industries Co., Ltd.                          42,500            82
Television Broadcasts, Ltd.                              13,000            71
The Link REIT *                                          76,000           147
Wharf Holdings, Ltd.                                     55,600           214
                                                                   ----------
                                                                        6,852
                                                                   ----------
INDONESIA (0.0%)
PT Mulia Industrindo Tbk *                               19,000            --#
                                                                   ----------
IRELAND (0.4%)
Allied Irish Banks PLC                                      735            17
Allied Irish Banks PLC                                   26,267           590
Bank of Ireland                                          30,620           528
CRH PLC                                                  15,728           487
CRH PLC                                                   2,383            74
DCC PLC                                                     998            23
Elan Corp. PLC *                                         13,458           205
Grafton Group PLC *                                       4,587            54
Independent News & Media PLC                              4,663            15
Irish Life & Permanent PLC                                2,120            45
Kerry Group PLC                                           1,368            30
                                                                   ----------
                                                                        2,068
                                                                   ----------
ITALY (1.0%)
Alleanza Assicurazioni SpA                                3,281            41
Assicurazioni Generali                                    5,179           179
Autogrill SpA                                             2,905            43
Autostrade SpA                                            6,061           153
Banca Fideuram SpA                                        2,625            16
Banca Intesa SpA                                         48,564           276
Banca Intesa SpA-RNC                                      4,499            24

                                    CONTINUED

                                                       SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
ITALY, CONTINUED
Banca Monte dei Paschi di Seina SpA                       4,609    $       22
Banca Nazionale del Lavoro SpA *                          6,510            23
Banca Popolare di Milano                                  1,799            22
Banche Popolari Unite Scrl                                  391             9
Banco Popolare di Verona e Novara Scrl                    4,863           112
Benetton Group SpA                                        1,752            21
Capitalia SpA                                             1,956            13
Enel SpA                                                 14,760           125
ENI SpA                                                  67,145         2,029
Fiat SpA *                                                5,020            49
Finmeccanica SpA *                                        5,677           124
Italcementi SpA                                           1,256            24
Luxottica Group SpA                                       2,162            56
Mediaset SpA                                              5,367            63
Mediobanca SpA                                            2,967            57
Mediolanum SpA                                            1,973            15
Pirelli SpA                                              44,863            44
Riunione Adriatica di Sicurta SpA                         1,735            45
San Paolo IMI SpA                                        20,004           325
Seat Pagine Gialle SpA *                                 25,519            13
Snam Rete Gas SpA                                         2,478            11
Telecom Italia SpA                                       99,077           278
Telecom Italia SpA, RNC                                  56,783           134
Tiscali SpA *                                             1,198             4
UniCredito Italiano SA                                   60,661           433
                                                                   ----------
                                                                        4,783
                                                                   ----------
JAPAN (29.2%)
Acom Co., Ltd.                                            4,720           270
Advantest                                                 5,200           638
AEON Co., Ltd.                                           27,000           711
AEON Credit Service Co., Ltd.                             1,300           116
Aiful Corp.                                               4,150           280
Ajinomoto Co., Inc.                                      31,400           326
Alps Electric Co., Ltd.                                   9,000           127
Amada Co., Ltd.                                          16,000           145
Asahi Breweries, Ltd.                                    20,900           262
Asahi Glass Co., Ltd. (g)                                62,800           908
Asahi Kasei Corp.                                        62,000           422
Asatsu, Ltd.                                              1,200            38
Astellas Pharma, Inc.                                    22,600           935
Bank of Kyoto, Ltd.                                      12,000           143
Bank of Yokohama, Ltd.                                   75,000           607
Benesse Corp.                                             2,700            97
Bridgestone Corp.                                        47,000           956
Canon, Inc.                                              38,800         2,343
Casio Computer Co., Ltd.                                 17,000           299
Central Japan Railway Co.                                    69           706
Chiba Bank, Ltd.                                         48,000           434
Chiyoda Corp.                                            10,000           257
Chubu Electric Power Co., Inc. (g)                       24,300           594
Chugai Pharmaceutical Co., Ltd.                          11,304           229
Citizen Watch Co., Ltd.                                  19,300           171
COMSYS Holdings Corp.                                     9,000           135

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Credit Saison Co., Ltd.                                   8,900    $      399
CSK Corp.                                                 4,700           214
Dai Nippon Printing Co., Ltd.                            22,600           408
Daicel Chemical Industries, Ltd.                          9,000            73
Daiichi Sanko Co., Ltd. *                                32,300           669
Daikin Kogyo Corp.                                        9,100           299
Dainippon Ink & Chemicals, Inc.                          32,000           139
Daito Trust Construction Co., Ltd.                        7,500           352
Daiwa House Co., Ltd.                                    38,600           648
Daiwa Securities Group, Ltd.                            171,000         2,008
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.                20,000            91
Denso Corp.                                              34,350         1,210
Dentsu, Inc.                                                 24            81
Dowa Mining Co., Ltd.                                    28,000           328
East Japan Railway Co.                                      198         1,376
Ebara Corp.                                              16,800            97
Eisai Co., Ltd.                                          12,802           547
FamilyMart Co., Ltd.                                      2,900            97
Fanuc Co., Ltd.                                           9,600           845
Fast Retailing Co., Ltd.                                  3,800           344
Fuji Electric Holdings Co., Ltd.                         11,000            60
Fuji Photo Film Co., Ltd.                                22,600           775
Fuji Soft ABC, Inc.                                       2,200            74
Fuji Television Network                                      29            72
Fujikura                                                 14,000           138
Fujitsu, Ltd.                                            85,000           749
Furukawa Electric Co., Ltd. *                            30,800           276
Hankyu Department Stores, Inc.                            4,000            39
Hirose Electric Co., Ltd.                                 2,800           425
Hitachi Chemical Co., Ltd.                                1,000            31
Hitachi Construction Machinery Co., Ltd.                  1,200            33
Hitachi, Ltd.                                           166,000         1,170
Hokkaido Electric Power Co., Inc.                         6,900           154
Hokuhoku Financial Group, Inc.                           79,000           374
Honda Motor Co., Ltd.                                    48,051         2,729
Hoya Corp.                                               24,700           990
IBIDEN Co., Ltd.                                          5,500           309
Index Corp.                                                  61           126
Inpex Corp.                                                  13           133
Isetan Co., Ltd.                                         10,500           230
Ishikawajima-Harima Heavy Industries
    Co., Ltd. *                                          56,000           183
Itochu Corp.                                             71,000           603
Itochu Techno-Science Corp.                               2,400           103
Japan Airlines System Corp.                              43,000           120
Japan Real Estate Investment Corp.                           24           205
Japan Retail Fund Investment Corp.                           21           176
Japan Tobacco, Inc.                                          35           543
JFE Holdings, Inc.                                       18,300           657
JGC Corp.                                                14,000           297
Joyo Bank, Ltd.                                          54,000           360

                                    CONTINUED

                                                       SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
JS Group Corp.                                           12,800    $      269
JSR Corp.                                                 8,200           244
Kajima Corp.                                             67,400           443
Kaneka Corp.                                             12,000           158
Kansai Electric Power Co., Inc.                          33,800           759
Kao Corp.                                                28,000           807
Kawasaki Heavy Industries, Ltd. (g)                      57,000           215
Kawasaki Kisen Kaisha, Ltd.                               4,000            26
Keihin Electric Express Railway Co., Ltd.                13,000           100
Keio Electric Railway Co., Ltd.                           9,000            55
Keyence Corp.                                             2,800           770
Kikkoman Corp.                                            6,000            60
Kinki Nippon Railway Co., Ltd.                           79,230           324
Kirin Brewery Co., Ltd.                                  43,400           542
Kobe Steel, Ltd.                                         90,000           308
Kokuyo Co., Ltd.                                          2,900            43
Komatsu, Ltd.                                            55,400         1,023
Komori Corp.                                              1,000            22
Konami Co., Ltd.                                          6,500           147
Konica Corp.                                             27,500           308
Kubota Corp.                                             76,000           724
Kuraray Co., Ltd.                                        19,500           230
Kurita Water Industries, Ltd.                             3,500            82
Kyocera Corp.                                             8,300           739
Kyushu Electric Power Co., Inc.                          15,200           346
Lawson, Inc.                                              2,600           103
Leopalace 21 Corp.                                        9,900           360
Mabuchi Motor Co., Ltd.                                   1,800            97
Marubeni Corp.                                           69,800           373
Marui Co., Ltd.                                          26,900           494
Matsushita Electric Industrial Co., Ltd.                 98,000         2,131
Matsushita Electric Works                                16,000           180
Meiji Seika Co., Ltd.                                     7,000            36
Meitec Corp.                                              1,300            45
Millea Holdings, Inc.                                        73         1,400
Minebea Co., Ltd.                                        19,000           114
Mitsubishi Chemical Holdigs Corp.                        43,500           278
Mitsubishi Corp.                                         62,300         1,455
Mitsubishi Electric Corp.                               107,800           878
Mitsubishi Estate Co., Ltd.                             101,000         2,348
Mitsubishi Heavy Industries, Ltd.                       182,000           824
Mitsubishi Logistics Corp.                                3,000            51
Mitsubishi Materials Corp.                               91,000           471
Mitsubishi Rayon Co., Ltd.                               27,000           183
Mitsubishi Tokyo Financial Group, Inc.                      372         5,361
Mitsui & Co., Ltd.                                       76,800         1,105
Mitsui Chemicals, Inc.                                   24,000           181
Mitsui Fudosan Co., Ltd.                                 71,400         1,504
Mitsui Mining & Smelting Co., Ltd.                       56,000           443
Mitsui O.S.K. Lines, Ltd.                                10,000            91
Mitsui Sumitomo Insurance Co.                            60,230           739
Mitsui Trust Holding, Inc.                               36,513           539

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Mitsukoshi, Ltd. (g)                                     28,000    $      175
Mizuho Financial Group, Inc.                                361         2,956
Murata Manufacturing Co., Ltd.                           11,200           812
NEC Corp.                                               110,200           714
NEC Electronics Corp.                                     2,600            86
Net One Systems Co., Ltd.                                    38            89
New Oji Paper Co. (g)                                    52,400           306
NGK Insulators, Ltd.                                     20,600           326
NGK Spark Plug Co., Ltd.                                 12,000           300
Nidec Corp.                                               5,300           486
Nikko Cordial Corp.                                      30,000           477
Nikon Corp.                                              15,000           257
Nintendo Co., Ltd.                                        7,100           974
Nippon Building Fund, Inc.                                   28           248
Nippon Electric Glass Co., Ltd.                          10,000           263
Nippon Express Co., Ltd.                                 40,600           247
Nippon Meat Packers, Inc.                                 9,600           100
Nippon Mining Holdings, Inc.                             25,500           209
Nippon Oil Co., Ltd.                                     76,600           608
Nippon Paper Group, Inc.                                     44           173
Nippon Sheet Glass Co., Ltd.                             21,000            93
Nippon Steel Corp.                                      230,800           854
Nippon Telegraph and Telephone Corp.                        322         1,493
Nippon Yusen Kabushiki Kaisha                            60,000           444
Nishi-Nippon City Bank, Ltd.                             42,000           249
Nissan Chemical Industries, Ltd.                          7,000           113
Nissan Motors Co., Ltd.                                 143,400         1,614
Nisshin Seifun Group, Inc.                                6,400            68
Nisshin Steel Co., Ltd.                                   9,000            31
Nisshinbo Industries, Inc.                                3,000            33
Nissin Food Products Co., Ltd.                            4,100           117
Nitto Denko Corp.                                         9,900           838
Nomura Holdings, Inc.                                   103,200         2,015
Nomura Research Institute, Ltd.                           1,600           186
NSK, Ltd.                                                37,000           274
NTN Corp.                                                27,000           215
NTT Data Corp.                                               90           447
NTT DoCoMo, Inc.                                            455           737
Obayashi Corp.                                           44,000           354
OBIC Co., Inc.                                              600           140
Oki Electric Industry Co., Ltd.                          33,000           116
Okumura Corp.                                            12,000            72
Olympus Optical Co., Ltd.                                 8,000           211
Omron Corp.                                              11,000           259
Onward Kashiyama Co., Ltd.                                4,000            75
Oracle Corp. Japan                                        2,400           121
Oriental Land Co., Ltd.                                   2,700           159
Orix Corp.                                                6,900         1,785
Osaka Gas Co., Ltd.                                      91,200           328
Pioneer Electronic Corp.                                  8,601           121
Promise Co., Ltd.                                         5,750           333
Resona Holdings, Inc. *                                     223           876

                                    CONTINUED

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Ricoh Co., Ltd.                                          32,000    $      550
Rohm Co., Ltd.                                            7,400           800
Sampo Japan Insurance, Inc.                              41,000           583
Sanken Electric Co., Ltd.                                 7,000           122
Sanyo Electric Co., Ltd. (g)                             81,000           204
Secom Co., Ltd.                                           9,100           471
Seiko Epson Corp.                                         5,500           136
Sekisui Chemical Co., Ltd.                               20,000           155
Sekisui House, Ltd. (g)                                  48,600           757
Seven & I Holdings Co., Ltd. *                           36,180         1,530
Sharp Corp.                                              41,200           753
Shimachu Co., Ltd.                                        2,500            76
Shimamura Co., Ltd.                                       1,300           165
Shimano, Inc.                                             4,600           132
Shimizu Construction (g)                                 47,600           376
Shin-Etsu Chemical Co.                                   18,948         1,078
Shinsei Bank, Ltd.                                       68,000           453
Shionogi & Co., Ltd.                                     16,000           242
Shisiedo Co., Ltd.                                       17,800           341
Shizuoka Bank, Ltd.                                      40,000           409
Showa Denko KK                                           32,000           141
Showa Shell Sekiyu KK                                    10,000           117
Skylark Co., Ltd.                                         7,000           111
SMC Corp.                                                 3,400           521
Softbank Corp. (g)                                       52,800         1,778
Sony Corp.                                               35,398         1,720
Stanley Electric Co., Ltd.                                5,600           117
Sumitomo Bakelite Co.                                     6,000            54
Sumitomo Chemical Co., Ltd.                              65,600           506
Sumitomo Corp.                                           46,200           632
Sumitomo Electric Industries                             34,400           570
Sumitomo Heavy Industries, Ltd.                          23,000           205
Sumitomo Metal Industry, Ltd.                           136,000           552
Sumitomo Metal Mining Co., Ltd.                          52,600           707
Sumitomo Mitsui Financial Group, Inc.                       221         2,582
Sumitomo Osaka Cement Co., Ltd.                          12,000            38
Sumitomo Realty & Development Co., Ltd.                  44,000           998
Sumitomo Trust & Banking                                 76,000           837
T&D Holdings, Inc.                                       11,450           817
Taiheiyo Cement Corp.                                    29,000           117
Taisei Construction                                      63,000           321
Taisho Pharmaceutical Co.                                 3,913            76
Taiyo Yuden Co., Ltd.                                     5,000            82
Taka Shi Maya Co., Ltd.                                  18,000           282
Takara Holdings, Inc.                                     7,000            42
Takeda Pharmaceutical Co., Ltd.                          42,300         2,396
Takefuji Corp.                                            4,130           249
Takuma Co., Ltd.                                          5,000            43
TDK Corp.                                                 6,100           442
Teijin, Ltd.                                             42,400           289
Teikoku Oil Co., Ltd.                                     6,000            87
Terumo Corp.                                              9,500           271

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
The 77 Bank, Ltd.                                        14,000    $      106
The Bank of Fukuoka, Ltd.                                27,000           232
The Daimaru, Inc.                                        17,000           264
THK Co., Ltd.                                             2,300            73
TIS, Inc.                                                 2,951            95
Tobu Railway Co., Ltd.                                   32,600           165
Toho Co.                                                  2,200            45
Tohoku Electric Power Co., Ltd.                          18,900           407
Tokyo Broadcasting System, Inc.                           6,600           176
Tokyo Electric Power Co., Inc.                           51,700         1,300
Tokyo Electronics, Ltd.                                  11,200           858
Tokyo Gas Co., Ltd.                                     109,600           509
Tokyo Tatemono Co., Ltd.                                 16,000           153
Tokyu Corp.                                              47,400           331
Tonengeneral Sekiyu K.K.                                 17,000           174
Toppan Printing Co., Ltd.                                23,600           319
Toray Co.                                                61,100           511
Toshiba Corp.                                           166,000         1,063
Tosoh Corp.                                              27,000           137
Toto, Ltd.                                               25,600           229
Toyo Seikan Kaisha, Ltd.                                  9,000           160
Toyota Industries Corp.                                   5,300           192
Toyota Motor Corp.                                      154,700         8,020
Trend Micro, Inc.                                         6,700           223
Uni-Charm Corp.                                           2,000            94
Uniden Corp.                                              4,000            88
UNY Co., Ltd.                                             6,000            94
Ushio, Inc.                                               3,000            77
USS Co., Ltd.                                             2,940           187
Wacoal Corp.                                              3,000            42
West Japan Railway Co.                                       22            91
Yahoo Japan Corp.                                           542           735
Yakult Honsha Co., Ltd.                                   5,000           109
Yamada Denki Co., Ltd.                                    6,100           786
Yamaha Corp.                                              6,300           110
Yamaha Motor Co., Ltd.                                    1,000            26
Yamato Transport Co., Ltd.                               17,000           294
Yamazaki Baking Co., Ltd.                                 5,000            39
Yokogawa Electric Corp.                                  12,000           228
                                                                   ----------
                                                                      135,388
                                                                   ----------
MEXICO (0.9%)
Alfa, SA                                                 13,000            74
America Movil SA de CV (g)                              746,000         1,264
Cemex SA de CV (g)                                      122,000           804
Coca-Cola Femsa SA de CV *                                6,000            18
Corporacion GEO SA de CV *                               15,000            52
Fomento Economico Mexicano SA de CV                      26,000           204
Grupo Carso SA de CV                                     30,000            82
Grupo Financiero Banorte SA de CV                        51,000           122
Grupo Mexico SA de CV                                    45,000           126
Grupo Modelo SA de CV                                    21,000            78
Grupo Televisa SA (g)                                    88,000           368

                                    CONTINUED

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
MEXICO, CONTINUED
Kimberly Clark de Mexico SA de CV                        21,000    $       76
Telefonos de Mexico SA de CV (g)                        503,000           598
Urbi, Desarrollos Urbanos, SA de CV *                     4,000            29
Wal-Mart de Mexico SA de CV (g)                          77,000           449
                                                                   ----------
                                                                        4,344
                                                                   ----------
NETHERLANDS (2.9%)
ABN AMRO Holding NV                                      81,360         2,259
Aegon NV                                                 84,631         1,368
Akzo NV                                                   9,089           440
ASML Holding NV *                                        20,394           460
Corio NV                                                  3,575           210
Elsevier NV                                              17,002           239
Heineken NV                                               9,339           328
ING Groep NV                                             78,752         2,810
Koninklijke DSM NV                                        4,996           224
Koninklijke KNP NV                                       65,300           631
Oce NV                                                    4,385            77
Philips Electronics NV                                   36,887         1,245
Rodamco Cont Eurpope NV                                   2,933           253
TNT Post Groep NV                                        17,981           590
Unilever NV                                              22,921         1,608
Vedior NV                                                 5,687            92
VNU NV                                                    6,408           215
Wereldhave                                                1,458           150
Wolters Kluwer NV CVA                                     8,971           199
                                                                   ----------
                                                                       13,398
                                                                   ----------
NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.                      7,148            10
Carter Holt Harvey, Ltd.                                  5,862            10
Contact Energy, Ltd.                                      2,639            12
Fisher & Paykel Appliances Holdings, Ltd.                 1,810             4
Fisher & Paykel Industries, Ltd.                          2,095             5
Fletcher Building, Ltd.                                   2,432            13
Sky City Entertainment Group, Ltd.                        2,451             8
Telecom Corp. of New Zealand, Ltd.                       12,253            48
The Warehouse Group, Ltd.                                 1,226             3
                                                                   ----------
                                                                          113
                                                                   ----------
NORWAY (0.5%)
DnB Holding ASA                                          13,396           150
Norsk Hydro ASA                                           4,842           595
Orkla SA                                                  8,000           319
Schibsted ASA                                             1,250            37
Statoil ASA                                              22,650           622
Storebrand ASA                                            1,300            13
Tandberg ASA                                              5,800            36
Tandberg Television ASA *                                 3,000            43
Telenor ASA                                              23,000           231
Tomra Systems ASA                                         2,135            17
Yara International ASA                                    6,942           103
                                                                   ----------
                                                                        2,166
                                                                   ----------

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
PORTUGAL (0.2%)
Banco Commercial                                         88,339    $      258
BPI-SGPS SA                                               2,389            12
Brisa Auto-Estradas (g)                                  20,326           178
Energias de Portugal SA                                  12,673            42
Portugal Telecom SA                                      24,085           242
PT Multimedia-Servicos de                                 1,374            16
Telecomunicacoes e Multimedia, SGPS, SA *
Sonae, SGPS SA                                           25,407            36
                                                                   ----------
                                                                          784
                                                                   ----------
RUSSIA (1.1%)
AO VimpelCom ADR *                                        9,500           445
GMK Norilsk Nickel ADR                                    4,700           422
Lukoil ADR                                               31,200         2,392
Mobile TeleSystems, ADR                                   8,000           300
Oao Gazprom ADR (g)                                       3,816           332
Polyus Gold ADR *                                         4,700           160
RAO Unified Energy Systems, GDR *                         5,127           252
Surgutneftegaz ADR (g)                                    8,600           589
Tatneft ADR                                               3,900           335
                                                                   ----------
                                                                        5,227
                                                                   ----------
SINGAPORE (1.5%)
Ascendas Real Estate Investment Trust                    65,000            87
Capitaland, Ltd.                                         86,000           210
CapitaMall Trust                                         55,300            82
Chartered Semiconductor Manufacturing, Ltd. *            86,000            74
City Developments, Ltd.                                  48,370           255
ComfortDelGro Corp., Ltd.                               147,333           154
Creative Technology, Ltd.                                 4,705            39
DBS Group Holdings, Ltd.                                 90,945           921
Fraser & Neave, Ltd.                                     15,000           174
Jardine Cycle & Carriage, Ltd.                           10,031            71
Keppel Corp., Ltd.                                       45,000           363
Keppel Land, Ltd.                                        32,000            75
MCL Land, Ltd. *                                          7,236             8
Neptune Orient Lines, Ltd.                               41,000            63
Oversea-Chinese Banking Corp., Ltd.                     173,490           727
Overseas Union Enterprises                                3,735            25
Parkway Holdings, Ltd.                                   54,000            78
SembCorp Industries, Ltd.                                70,784           129
SembCorp. Marine, Ltd.                                   48,000            88
Singapore Airlines, Ltd.                                 42,000           368
Singapore Exchange, Ltd.                                 66,911           130
Singapore Land, Ltd.                                     13,000            48
Singapore Post, Ltd.                                    114,000            82
Singapore Press Holdings, Ltd.                          128,743           341
Singapore Technology Engineering, Ltd.                  108,760           201
Singapore Telecommunications, Ltd.                      553,503           867
STATS ChipPAC, Ltd. *                                    85,000            60
United Overseas Bank, Ltd.                               96,720           865
United Overseas Land, Ltd.                               44,376            76
Venture Corp., Ltd.                                      18,445           152
                                                                   ----------
                                                                        6,813
                                                                   ----------

                                    CONTINUED

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
SPAIN (2.2%)
Abertis Infraestructuras (g)                           9,725       $      259
Acciona SA                                               985              123
Acerinox, SA                                           5,172               83
Actividades de Construccion y Servicios, SA            7,305              254
Altadis SA                                            13,279              552
Antena 3 Television SA                                 1,582               43
Banco Bilbao Vizcaya-Argentari                        96,830            1,955
Banco Popular Espanol SA                              27,152              340
Banco Santander Central Hispano SA (g)               135,568            1,950
Cintra Concesiones de Infraestructuras
    de Transporte SA                                   9,010              117
Endesa SA (g)                                         14,882              429
Fomento de Construcciones y Contratas SA               1,144               74
Gas Natural SDG SA                                    20,584              595
Grupo Ferrovial SA                                     1,629              127
Iberdrola SA                                          12,701              362
Indra Sistemas SA                                      2,570               50
Industria de Diseno Textil SA                          5,735              197
Repsol SA                                             23,118              627
Sociedad General De Aguas De Barcelona SA              2,515               62
Telefonica SA                                        132,830            2,026
Union Electric Penosa SA                               2,676              101
Vallehermoso SA                                        2,563               65
                                                                   ----------
                                                                       10,391
                                                                   ----------
SWEDEN (2.1%)
Alfa Laval AB                                            900               19
Assa Abloy AB, Series B                               12,150              196
Atlas Copco AB, A Shares *                            12,092              284
Atlas Copco AB, B Shares *                             7,200              153
Billerud                                               4,050               55
Electrolux AB, Series B                                7,900              211
Eniro AB                                               4,900               64
Ericsson LM, Series B                                593,737            2,144
Gambro AB, Class A                                     1,100               13
Getinge AB, B Shares                                   6,400              100
Hennes & Mauritz AB, Series B                         12,550              462
Holmen AB                                              2,100               78
Modern Times Group MTG AB *                            1,550               76
Nordea Bank AB                                       130,222            1,403
Sandvik AB                                             7,688              379
Scania AB, Series B                                    4,000              158
Securitas AB, Series B                                15,700              286
Shanska AB, Series B                                  13,117              204
Skandia Forsakrings AB                                20,831              144
Skandiaviska Enskil                                   22,520              503
SKF AB, Series B *                                    12,200              171
Svenska Cellulosa AB, Series B                         6,600              275
Svenska Handelsbanken, Series A                       36,502              900
Svenskt Stal AB, Series A                              1,600               69
Swedish Match AB                                      19,700              248

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
SWEDEN, CONTINUED
Tele2 AB *                                                5,425    $       58
Telia                                                    53,426           304
Volvo AB, Series A                                        3,633           172
Volvo AB, Series B (g)                                    8,410           412
WM-Data AB                                                9,600            33
                                                                   ----------
                                                                        9,574
                                                                   ----------
SWITZERLAND (5.3%)
Abb, Ltd. *                                              67,709           736
Adecco SA, Registered                                     1,689            94
Ciba Specialty Chemicals AG                               2,170           138
Clariant AG *                                             7,079           107
Compagnie Finaciere Richemont AG                         13,296           605
Credit Suisse Group                                      27,666         1,616
Geberit AG                                                  170           155
Givaudan                                                    218           155
Holcim, Ltd.                                              5,987           453
Kudelski SA                                               1,850            59
Logitech International SA *                               3,980           169
Lonza Group AG                                            1,166            73
Nestle                                                   15,523         4,555
Nobel Biocare Holding AG                                    963           219
Novartis AG, Registered                                  90,084         4,948
Roche Holdings AG, Genusscheine                          26,846         4,243
Schindler Holding AG                                        245           106
Serono SA                                                   334           253
Societe Generale de Surveillance Holdings SA                132           124
Straumann AG                                                510           123
Swiss Reinsurance                                         2,788           207
Swisscom AG                                                 664           204
Syngenta                                                  3,377           429
The Swatch Group AG, Series B                             1,016           165
UBS AG                                                   39,071         4,249
Zurich Financial Services                                 2,010           440
                                                                   ----------
                                                                       24,625
                                                                   ----------
THAILAND (0.5%)
Advanced Information Service PCL                         59,600           158
Airports of Thailand PCL                                 34,200            45
Bangkok Bank PCL Foreign Registered Shares               66,200           211
Bangkok Bank PCL.                                        23,800            70
Banpu PLC *                                              10,400            37
Hana Microelectronics PCL *                              44,600            32
Italian-Thai Development PCL                             79,400            18
Kasikornbank PCL                                         36,000            62
Kasikornbank PCL, Foreign Registered Shares              92,800           172
Krung Thai Bank PCL *                                   223,200            69
Land and Houses PCL                                     118,600            29
Land and Houses PCL., Foreign                           153,565            39
Registered Shares National Finance PCL *                 53,000            21
PTT Chemical PCL *                                       21,700            49

                                    CONTINUED

                                                      SHARES          VALUE
                                                   ------------    ----------
FOREIGN STOCKS, CONTINUED
THAILAND, CONTINUED
PTT Exploration and Production PCL.                      19,900    $      292
PTT PCL                                                  60,900           410
Ratchaburi Electricity Generating
    Holding PCL *                                        26,500            28
Shin Corp. PCL *                                        112,600           140
Siam Cement PCL                                          10,500            66
Siam Cement PCL, Foreign Registered Shares               24,000           166
Siam City Cement PCL *                                    2,600            25
Siam Commerical Bank PCL *                               63,500            97
Thai Airways International PCL *                         40,700            42
TISCO Finance PCL *                                      26,500            19
True Corp. PCL *                                        132,900            39
                                                                   ----------
                                                                        2,336
                                                                   ----------
TURKEY (1.0%)
Akbank TAS                                               81,485           710
Anadolu Efes Biracilik ve Malt Sanayii AS *               2,297            79
Arcelik AS *                                             19,534           184
Dogan Sirketler Grubu Holding AS *                       42,270           168
Dogan Yayin Holding AS *                                 26,147           123
Eregli Demir ve Celik Fabrikalari TAS *                  45,737           319
Ford Otomotiv Sanayi AS                                  11,885           110
Haci Omer Sabanci Holding AS                             47,629           368
Hurriyet Gazetecilik ve Matbaacilik AS                   14,856            62
Koc Holding AS                                           34,073           189
Migros Turk AS                                           13,711           152
Trakya Cam Sanayii AS                                     4,934            20
Tupras-Turkiye Petrol Rafinerileri AS                    14,064           293
Turk Hava Yollari Anonim Ortakligi *                      5,160            32
Turk Sise ve Cam Fabrikalari AS                          14,713            57
Turkcell Iletisim Hizmetleri AS                          47,541           326
Turkiye Garanti Bankasi AS *                            123,855           573
Turkiye Is Bankasi                                       86,742           789
Yapi ve Kredi Bankasi AS *                               41,531           231
                                                                   ----------
                                                                        4,785
                                                                   ----------

TOTAL FOREIGN STOCKS                                                  421,779
                                                                   ----------

PREFERRED STOCKS (0.8%)
BRAZIL (0.7%)
Banco Bradesco SA                                        13,000           512
Brasil Telecom Participacoes SA                       8,395,000            59
Caemi Mineracao e Metalurgica SA                         59,000           106
Companhia de Bebidas das Americas                       594,000           244
Companhia Energetica de Minas Gerais                  3,514,000           169
Empresa Brasileira de Aeronautica SA                     12,500           129
Gerdau SA                                                 8,000           174
Klabin SA                                                21,000            41
Petroleo Brasileiro SA                                   79,300         1,686
Sadia SA                                                 18,000            60
Votorantim Celulose e Papel SA                            3,000            37
                                                                   ----------
                                                                        3,217
                                                                   ----------

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
PREFERRED STOCKS, CONTINUED
GERMANY (0.0%)
Volkswagen AG                                             2,691    $      116
                                                                   ----------

RUSSIA (0.1%)
Surgutneftegaz ADR                                        4,200           449
                                                                   ----------

TOTAL PREFERRED STOCKS                                                  3,782
                                                                   ----------

TREASURY BILLS (0.3%)
UNITED STATES (0.3%)
3.94%, 2/16/06 **                                  $      1,200         1,198
                                                                   ----------

TOTAL TREASURY BILLS                                                    1,198
                                                                   ----------

INVESTMENT COMPANIES (3.7%)
UNITED STATES (3.7%)
Excelsior Pacific Asia Fund                                  33            --#
Invesco Gold and Precision Metals Fund *                     59            --#
iShares MSCI Emerging Markets Index Fund (g)             15,900         1,602
iShares MSCI Germany Index Fund (g)                     165,500         3,640
iShares MSCI Hong Kong Index Fund (g)                   561,700         7,533
Matthews China Fund                                      55,918           917
Matthews Pacific Tiger Fund                              80,040         1,635
Oakmark International Small Cap Fund                     54,067         1,139
Scudder Latin America Fund                               14,934           811
                                                                   ----------

TOTAL INVESTMENT COMPANIES                                             17,277
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MONEY MARKETS (3.7%)
UNITED STATES (3.7%)
JPMorgan Prime Money Market Fund                     17,212,428    $   17,212
                                                                   ----------

TOTAL MONEY MARKETS                                                    17,212
                                                                   ----------

SHORT TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (5.2%)
Pool of various securities for Fifth
    Third Funds                                    $     24,287        24,287
                                                                   ----------

TOTAL SHORT TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  24,287
                                                                   ----------

TOTAL INVESTMENTS (COST $420,575) +  - 104.4%                         485,777

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                        (20,650)
                                                                   ----------

NET ASSETS - 100.0%                                                $  465,127
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS (98.6%)
AES Corp., 8.75%, 5/15/13 (e)                      $      1,000    $    1,087
Allied Waste North America, 7.25%, 3/15/15                  750           758
Asbury Automotive Group, 8.00%, 3/15/14                     750           736
Atlas Pipline Partners, 8.13%, 12/15/15 (e)                 219           226
Beazer Homes USA, 6.88%, 7/15/15                            750           731
Bluewater Finance Ltd., 10.25%, 2/15/12                     700           754
Bombardier Recreational, 8.38%, 12/15/13                    750           763
Bristow Group, Inc., 6.13%, 6/15/13                         600           576
Buckeye Technologies, Inc., 8.50%, 10/1/13                  750           754
Case New Holland, Inc., 9.25%, 8/1/11                       750           803
Cenveo Corp., 9.63%, 3/15/12                                750           804
Chaparral Steel Co., 10.00%, 7/15/13                        750           825
Chesapeake Energy Corp., 6.88%, 1/15/16                     750           765
Chesapeake Energy Corp., 6.50%, 8/15/17 (e)                 149           148
CMS Energy Corp., 6.30%, 2/1/12                             800           794
Consol Energy, Inc., 7.88%, 3/1/12                          750           815
Copano Energy LLC, 8.13%, 3/1/16 (e)                        171           174
CSC Holdings, Inc., 8.13%, 8/15/09                          750           761
CSK Auto, Inc., 7.00%, 1/15/14                              750           684
Del Monte Corp., 6.75%, 2/15/15 (e)                         750           744
Dex Media, Inc., 0.00%, 11/15/13 (d)                        215           177
Dex Media, Inc., 0.00%, 11/15/13 (d)                         43            35
Dex Media, Inc., 8.00%, 11/15/13                            184           189
Dow Jones CDX HY, 8.75%, 12/29/10 (e)                     6,960         7,069
DRS Technologies, Inc., 6.63%, 2/1/16                       256           258
Ford Motor Credit Co., 7.88%, 6/15/10                       875           823
Forest Oil Corp., 8.00%, 12/15/11                           750           821
Foundation PA Coal Co., 7.25%, 8/1/14                       750           778
GCI, Inc., 7.25%, 2/15/14                                   750           739
General Motors Acceptance Corp., 6.88%, 9/15/11             750           716
General Motors Acceptance Corp., 8.00%, 11/1/31             750           765
Georgia - Pacific Corp., 7.70%, 6/15/15                     750           733
Gibraltar Industries, Inc., 8.00%, 12/1/15 (e)              750           752
Houghton Mifflin Co., 8.25%, 2/1/11                         750           780
IKON Office Solutions, 7.75%, 9/15/15 (e)                   750           758
Jarden Corp., 9.75%, 5/1/12                                 750           750
K. Hovnanian Enterprises, 6.25%, 1/15/15                  1,000           945
Massey Energy Co., 6.88%, 12/15/13 (e)                      750           757
Mirant North America LLC, 7.38%, 12/31/13 (e)               750           763
Mylan Laboratories, Inc., 6.38%, 8/15/15                    750           761

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Navistar International, 7.50%, 6/15/11             $        850    $      842
Nell AF SARL, 8.38%, 8/15/15 (e)                            750           749
Novelis, Inc., 7.50%, 2/15/15 (e)                           600           567
NRG Energy, Inc., 7.25%, 2/1/14                             730           740
Owens-Brockway Glass Containers,
    8.75%, 11/15/12                                         750           806
Pilgrim's Pride Corp., 9.63%, 9/15/11                       150           159
Pilgrim's Pride Corp., 9.25%, 11/15/13                    1,000         1,063
Polyone Corp., 8.88%, 5/1/12                                750           731
Quebecor Media, 7.75%, 3/15/16 (e)                          902           921
Qwest Corp., 7.88%, 9/1/11                                  750           793
Range Resources Corp., 7.38%, 7/15/13                       585           613
Reliant Energy, Inc., 9.50%, 7/15/13                        750           743
Roger Wireless, Inc., 7.25%, 12/15/12                       750           793
Service Corp. International, 7.50%, 6/15/17 (e)             750           761
Station Casinos, 6.50%, 2/1/14                              750           748
Stena AB, 7.50%, 11/1/13                                    750           731
Sungard Data Systems, Inc., 9.13%, 8/15/13 (e)              750           780
Susquehanna Media Co., 7.38%, 4/15/13                       750           810
Texas Industries, Inc., 7.25%, 7/15/13                      705           728
Transmontaigne, Inc., 9.13%, 6/1/10                         750           764
Trinity Industries, Inc., 6.50%, 3/15/14                    750           748
United Auto Group, Inc., 9.63%, 3/15/12                     275           292
United Rentals NA, Inc., 6.50%, 2/15/12                     750           739
                                                                   ----------

TOTAL CORPORATE BONDS                                                  49,692
                                                                   ----------

INVESTMENTS IN AFFILIATES (2.1%)
Fifth Third Institutional Money Market Fund           1,074,757         1,075
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         1,075
                                                                   ----------

TOTAL INVESTMENTS (COST $50,502) + - 100.7%                            50,767

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                           (349)
                                                                   ----------

NET ASSETS - 100.0%                                                $   50,418
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                                       BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
COMMERCIAL PAPER (4.9%)
BMW US Capital LLC, 4.36%, 2/16/06 ** (f)          $      7,135    $    7,121
Nestle Capital Corp., 4.34%, 2/13/06 ** (f)               4,790         4,783
Wells Fargo & Co., 4.41%, 2/21/06 **                      2,120         2,113
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                 14,017
                                                                   ----------

CORPORATE BONDS (66.3%)
AOL Time Warner, Inc., 7.70%, 5/1/32                        480           538
Banc of America Commercial Mortgage,
    Inc., Series 2005-6, Class AJ,
    5.18%, 9/10/47                                        2,850         2,825
Bank of Montreal-Chicago, 7.80%, 4/1/07                   2,750         2,834
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2004-10, Class 12A3,
    4.68%, 1/25/35 (d)                                    1,491         1,468
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2005-12, Class 11A2,
    5.48%, 2/25/36 (d)                                    4,811         4,821
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2005-12, Class 13A1,
    5.48%, 2/25/36 (d)                                    3,932         3,912
Bear Stearns Commercial Mortgage
    Securities, 4.75%, 2/13/46 (d)                        7,500         7,224
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2,
    Class A1, 7.11%, 10/15/32                             1,769         1,817
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2004-T14,
    Class A4, 5.20%, 1/12/41                              2,000         1,987
Columbus Southern Power, 4.40%, 12/1/10                     500           481
Comcast Cable, 7.13%, 6/15/13                             1,750         1,885
Countrywide Alternative Loan Trust,
    6.50%, 9/25/34 (d)                                      742           753
Countrywide Asset-Backed Certificates,
    Series 2002-BC1, Class M1,
    5.33%, 4/25/32 (d) (f)                                1,426         1,427
Cox Communications, Inc., 5.50%, 10/1/15                    800           772
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2,
    Class A2, 6.52%, 1/17/35                                 83            83
Credit-Based Asset Servicing and
    Securitization, Series 2006-CB1,
    Class AF4, 5.44%, 1/25/36                             3,350         3,350
DaimlerChrysler, 8.50%, 1/18/31                             600           728
Devon Energy Corp., 7.95%, 4/15/32                          700           891
Duke Energy Corp., 6.45%, 10/15/32                          850           897
Equity One ABS, Inc., Series 2004-1,
    Class AF4, 4.14%, 4/25/34 (d)                         4,000         3,932
First Union-Lehman Brothers, 7.00%,
    4/18/29 (e)                                           2,750         2,983

                                    CONTINUED

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Firstenergy Corp., 6.45%, 11/15/11                 $      1,070    $    1,126
Fleet/Norstar Group, 8.63%, 1/15/07                       2,000         2,064
Gazprom International, 7.20%, 2/1/20 (e)                  1,000         1,064
General Electric Capital Corp.,
    6.75%,  3/15/32                                       1,055         1,226
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.61%, 12/25/20 (d) (f)                               1,258         1,258
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    5.00%, 10/25/33                                       2,700         2,637
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.34%, 11/1/34 (d)                                    1,750         1,715
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    4.57%, 3/25/35 (f)                                    8,000         8,017
Greenwich Capital Commercial Funding
    Corp., Series 2002-C1,
    Class A4, 4.95%, 1/11/35                              1,000           985
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1,
    Class A5, 4.88%, 6/10/36                              2,000         1,974
GS Mortgage Securities Corp. II,
    Series 2004-C1, Class A1,
    3.66%, 10/10/28                                       5,103         4,936
GS Mortgage Securities Corp. II,
    Series 2004-GG2, Class A3, 4.60%, 8/10/38             4,900         4,824
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class B, 2.96%, 2/15/12                  259           253
Hertz Vehicle Financing LLC,
    Series 2005-2A, Class A6,
    5.08%, 11/25/11 (e)                                   3,000         2,992
Homebanc Mortgage Trust,
    Series 2004-2, 4.98%, 12/25/34 (d) (f)                3,521         3,532
Household Finance Corp., 6.50%, 11/15/08                    170           176
IndyMac Index Mortgage Loan Trust,
    Series 2005-AR9, 5.47%, 7/25/35 (d)                   5,402         5,426
iStar Financial, Inc., 6.00%, 12/15/10                    1,500         1,525
JP Morgan Chase Commercial Mortgage
    Securities Corp., 5.26%, 7/12/37                        865           865
JP Morgan Chase Commercial Mortgage
    Securities, Series 200-CIBC, Class A2,
    6.00%, 3/15/33                                          601           602
JP Morgan Mortgage Trust, 4.90%, 4/25/35 (d)              4,243         4,176
JP Morgan Mortgage Trust, 5.66%, 10/25/35 (d)             4,009         3,993
JP Morgan Mortgage Trust, Series 2005-A1,
    Class 2A1, 4.88%, 2/25/35                             1,180         1,161
JP Morgan Mortgage Trust, Series 2005-A2,
    4.93%, 4/25/35                                        3,000         2,936

                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
JP Morgan Mortgage Trust,
    Series 2005-A3, 5.17%, 6/25/35                 $      3,356    $    3,339
Kroger Co., 6.20%, 6/15/12                                  500           510
LB-UBS Commercial Mortgage Trust,
    Series 2005-C3, 4.55%, 7/15/30                          330           323
Lehman Brothers Holdings, 8.25%, 6/15/07                    170           177
Merrill Lynch & Co., 4.25%, 2/8/10                        1,000           969
Morgan Stanley Capital I, 5.11%, 6/15/40                  3,200         3,158
Morgan Stanley Dean Witter Capital I,
    4.74%, 11/13/36                                       5,200         5,058
Morgan Stanley Mortgage Loan Trust,
    5.00%, 8/25/19                                        2,599         2,554
Motorola, Inc., 6.50%, 11/15/28                             805           869
National City Bank, 7.25%, 7/15/10                        3,000         3,259
National Rural Utilities, 7.25%, 3/1/12                     125           138
Navistar Financial Corp. Owner Trust,
    1.73%, 2/15/07                                           63            63
Navistar Financial Corp. Owner Trust,
    4.57%, 4/15/08 (d) (f)                                5,662         5,668
Navistar Financial Corp. Owner Trust,
    Series 2004-A, Class B, 2.46%, 3/15/11                1,304         1,262
NCNB Corp., 10.20%, 7/15/15                               2,500         3,371
Norfolk Southern Corp., 5.59%, 5/17/25                      130           128
Oncor Electric Delivery, 7.00%, 5/1/32                      480           538
Pemex Master Trust, 6.13%, 8/15/08                          825           840
Republic New York Corp., 7.00%, 3/22/11                   2,000         2,160
Residential Accredit Loans, Inc.,
    4.65%, 3/25/34 (d) (f)                                2,211         2,212
Residential Accredit Loans, Inc.,
    Series 2005-QA12, Class CB1,
    5.80%, 12/25/35 (d)                                   4,654         4,688
Residential Asset Mortgage Products,
    Inc., 4.52%, 5/25/24 (d) (f)                          2,154         2,154
Residential Asset Securities Corp.,
    4.62%, 3/25/34 (d) (f)                                  961           962
SACO I Trust, Series 2004-2, Class A3,
    4.85%, 10/25/34 (d) (f)                               5,000         5,003
Science Applications International Co.,
    5.50%, 7/1/33                                         2,105         1,954
SLM Corp., 5.00%, 4/15/15                                   175           169
Structured Asset Securities Corp.,
    5.15%, 12/25/34 (d)                                   1,245         1,197
Swiss Bank Corp. - New York, 7.38%, 7/15/15               2,000         2,323
Thornburg Mortgage Securities Trust,
    Series 2004-2, Class A3,
    4.66%, 6/25/44 (d) (f)                                5,200         5,109
Trans-Canada Pipeline, 5.60%, 3/31/34                       750           750
Travelers Property Casualty Corp.,
    7.75%, 4/15/26                                           85           102
Truck Retail Installment Paper Corp.,
    4.64%, 12/15/16 (d) (e) (f)                           6,950         6,969

                                    CONTINUED

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
UBS Preferred Funding Trust I, 8.62%,
    10/29/49 (d)                                   $        925    $    1,051
US Bank NA, 6.30%, 2/4/14                                   345           369
Verizon Florida, Inc., 6.13%, 1/15/13                     1,575         1,587
Washington Mutual, Series 2003-AR9,
    Class 1A6, 4.05%, 9/25/33 (d)                         5,862         5,720
Washington Mutual, Series 2004-AR3,
    Class A-2, 4.24%, 6/25/34                             1,793         1,762
Wells Fargo Mortgage Backed Securities
    Trust, 5.14%, 5/25/35 (d)                             3,141         3,084
Wells Fargo Mortgage Backed Securities
    Trust, Series 2003-N, 4.75%, 12/25/33 (d)             1,550         1,503
YUM! Brands Inc., 7.70%, 7/1/12                           1,250         1,386
                                                                   ----------

TOTAL CORPORATE BONDS                                                 189,509
                                                                   ----------

FOREIGN BONDS (1.9%)
France Telecom, 8.75%, 3/1/31                               650           849
Midland Bank PLC, 7.63%, 6/15/06                          2,000         2,020
United Mexican States, 4.63%, 10/8/08                     2,460         2,444
                                                                   ----------

TOTAL FOREIGN BONDS                                                     5,313
                                                                   ----------

U.S. GOVERNMENT AGENCIES (43.8%)
FANNIE MAE (24.7%)
6.05%, 12/1/08                                            2,859         2,911
6.00%, 5/1/17                                               263           269
6.50%, 6/1/17                                               320           329
6.50%, 8/1/17                                               275           282
5.50%, 12/1/17                                            1,246         1,254
5.50%, 1/1/18                                                16            16
5.50%, 1/1/18                                               812           818
5.50%, 2/1/18                                                68            69
5.50%, 2/1/18                                                11            11
4.50%, 5/1/18                                            11,550        11,212
6.00%, 5/1/18                                             1,328         1,357
5.00%, 7/1/18                                             1,000           988
5.50%, 12/1/18                                              624           628
5.50%, 2/1/25                                             1,607         1,604
5.00%, 5/1/25                                             2,533         2,471
7.50%, 6/1/28                                               308           324
6.50%, 8/1/28                                               213           219
6.50%, 6/1/29                                               193           199
6.50%, 4/1/32                                               429           440
6.50%, 6/1/32                                               978         1,004
7.00%, 6/1/32                                               263           275
6.50%, 7/1/32                                               773           794
6.50%, 7/1/32                                               553           568
7.50%, 12/1/32                                              284           297
6.00%, 1/1/33                                               478           483
6.50%, 3/1/33                                               320           328
5.00%, 5/1/33                                            16,500        15,944
5.50%, 5/1/33                                             8,500         8,412

                                    CONTINUED

                                                                       BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. GOVERNMENT
    AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
5.50%, 5/25/34                                     $      3,150    $    3,056
7.00%, 9/1/34                                               369           384
5.50%, 6/1/35                                               979           968
6.00%, 7/1/35                                             5,514         5,570
6.00%, 9/1/35                                             3,026         3,057
5.00%, 11/1/35                                            4,163         4,023
                                                                   ----------
                                                                       70,564
                                                                   ----------
FEDERAL HOME LOAN BANK (1.5%)
4.06%, 8/25/09                                            3,649         3,559
4.00%, 2/25/10                                              730           714
                                                                   ----------
                                                                        4,273
                                                                   ----------
FREDDIE MAC (13.7%)
4.50%, 8/15/16                                            3,000         2,909
4.00%, 1/15/17                                            7,500         7,061
5.00%, 4/1/18                                             1,448         1,433
5.00%, 8/1/18                                             1,587         1,571
5.00%, 2/15/25                                            3,245         3,080
6.50%, 1/1/29                                             1,899         1,953
7.00%, 1/1/32                                               161           168
6.50%, 7/1/32                                               349           358
6.25%, 7/15/32                                            1,500         1,759
7.00%, 8/1/32                                               755           785
6.50%, 9/1/32                                               156           160
5.50%, 2/1/33                                            13,900        13,764
6.00%, 9/1/33                                               632           638
6.50%, 5/15/34 (d)                                        1,513         1,544
4.50%, 6/1/34                                               956           898
4.50%, 9/1/34                                             1,195         1,122
                                                                   ----------
                                                                       39,203
                                                                   ----------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (3.9%)
4.50%, 11/16/29                                           2,387         2,310
5.00%, 7/1/33                                             4,000         3,940
5.50%, 10/1/33                                            5,000         5,024
                                                                   ----------
                                                                       11,274
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                        125,314
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. TREASURY OBLIGATIONS (2.0%)
U.S. TREASURY BONDS (0.4%)
5.00%, 11/15/27                                    $      2,900         1,038
                                                                   ----------

U.S. TREASURY INFLATION
    PROTECTED BONDS (1.1%)
1.63%, 1/15/15 (e)                                        3,250         3,263
                                                                   ----------

U.S. TREASURY NOTES (0.5%)
4.13%, 5/15/15 (e)                                          850           823
5.45%, 5/15/17                                            1,080           637
                                                                   ----------
                                                                        1,460
                                                                   ----------

TOTAL U.S. TREASURY OBLIGATIONS                                         5,761
                                                                   ----------

INVESTMENTS IN AFFILIATES (1.5%)
Fifth Third Institutional Money Market Fund           4,248,942         4,249
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         4,249
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (1.4%)
Pool of various securities for Fifth
    Third Funds                                    $      4,095         4,095
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   4,095
                                                                   ----------

TOTAL INVESTMENTS (COST $349,653) + - 121.8%                          348,258

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.8)%                       (62,349)
                                                                   ----------

NET ASSETS - 100.0%                                                $  285,909
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS (77.7%)
 Ace Securities Corp., 5.06%, 9/25/35 (d)          $      3,000    $    3,005
Ameriprise Financial, Inc., 5.65%, 11/15/15               1,480         1,495
Anthem, Inc., 3.50%, 9/1/07                               2,375         2,315
Associated Bank, NA, 4.54%, 6/2/08 (d)                    5,000         5,004
AT & T Broadband Corp., 8.38%, 3/15/13                    1,750         2,003
Bank of America Corp., 9.38%, 9/15/09                     5,000         5,687
Bank of Montreal-Chicago, 7.80%, 4/1/07                   3,000         3,092
BankAmerica Capital, 8.00%, 12/15/26                      2,000         2,118
Bay View Auto Trust, Series 2005-LJ2,
    4.55%, 2/25/14                                        2,880         2,851
BB&T Corp., 7.25%, 6/15/07                                6,000         6,167
Bear Stearns Adjustable Rate Mortgage
    Trust, 4.91%, 7/25/34 (d)                             3,798         3,690
Bear Stearns Alternative-A Trust,
    Series 2005-9, 5.85%, 11/25/35                        2,254         2,267
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2,
    Class A1, 7.11%, 10/15/32                             1,508         1,548
Chase Mortgage Finance Corp., 5.50%, 10/25/35             4,641         4,639
Chase Mortgage Finance Corp.,
    Series 2005-A1, Class 1A1,
    5.42%, 12/25/35                                       5,037         4,984
Chase Mortgage Finance Corp.,
    Series 2005-A2, Class 3A5, 5.47%, 1/25/36             5,005         4,956
Chaseflex Trust, Series 2005-2, 5.96%,
    6/25/35                                               5,086         5,008
CIT Group, Inc., 5.13%, 9/30/14                           2,000         1,952
Citicorp Mortgage Securities, Inc.,
    Series 2005-3, 5.50%, 4/25/35                         2,092         2,064
Citigroup Commercial Mortgage Trust,
    Series 2004-C1, 5.29%, 4/15/40 (d)                    4,835         4,881
Citigroup Commercial Mortgage Trust,
    Series 2005-EMG, 4.38%, 9/20/51                       5,000         4,824
Citigroup, Inc., 5.00%, 9/15/14                           2,106         2,058
CNH Equipment Trust, Series 2005-A,
    Class A4A, 4.51%, 6/15/12 (d)                         2,435         2,434
Commerce Group, Inc., 5.95%, 12/9/13 (g)                  1,000         1,004
Commercial Mortgage Pass-Through
    Certificate, Series 2004-LB3AC,
    Class B, 5.28%, 7/10/37                               2,500         2,499
Commericial Mortgage Acceptance
    Corp., Series 1998-C2, Class D,
    6.72%, 9/15/30 (d)                                    5,550         5,784
Countrywide Alternative Loan Trust,
    Series 2004-2CB, Class 1A1,
    4.25%, 3/25/34                                        4,959         4,884
Countrywide Alternative Loan Trust,
    Series 2005-10CB, Class 1A2,
    4.83%, 5/25/35 (d)                                    2,155         2,163

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Countrywide Alternative Loan Trust,
    Series 2005-10CB, Class 1A6, 5.50%, 5/25/35    $      3,680    $    3,650
Countrywide Alternative Loan Trust,
    Series 2005-7CB, Class M,
    5.50%, 4/25/35                                        2,373         2,322
Countrywide Home Loan, 4.00%, 3/22/11                     2,325         2,180
Cox Communications, Inc., 7.75%, 11/1/10                  1,550         1,670
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2,
    Class A2, 6.52%, 1/17/35                                 75            74
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2002-CKN2,
    6.38%, 4/15/37                                        1,500         1,576
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2004-C5,
    Class A3, 4.50%, 11/15/37                             2,425         2,337
Credit Suisse First Boston, Inc.,
    5.13%, 8/15/15                                        1,910         1,873
Credit-Based Asset Servicing and
    Securitization, Series 2006-CB1,
    Class AF4, 5.44%, 1/25/36                             3,025         3,026
Credit-Based Asset Servicing and
    Securitizing, 5.43%, 11/25/36                         2,475         2,448
Crown Castle Towers LLC,
    Series 2005-1A, 4.64%, 6/15/35 (e)                    4,000         3,881
Deutsche Alternative-A Securities Inc.,
    Mortgage Loan Trust, 5.05%, 9/25/35                   1,440         1,424
Deutsche Mortgage Securities Inc.,
    Series 2005-1, 5.75%, 2/25/35                         4,586         4,496
Deutsche Mortgage Securities, Inc.,
    5.03%, 6/26/35                                        2,305         2,294
Deutsche Mortgage Securities, Inc.,
    Series 2004-2, Class A3, 3.78%, 1/25/34                 507           505
DLJ Commercial Mortgage Corp.,
    Series 2000-CF1, Class A1B,
    7.62%, 6/10/33                                        2,400         2,608
Duke Capital LLC, 4.37%, 3/1/09                           2,000         1,950
Duke Energy Corp., 6.25%, 1/15/12                         2,000         2,088
Duke Realty Corp., 4.76%, 12/22/06 (d)                    2,880         2,883
First Horizon Mortgage Pass-Through
    Trust, Series 2005-5, 5.50%, 10/25/35                 2,450         2,384
First Horizon Mortgage Pass-Through
    Trust, Series 2005-AR4,
    5.35%, 10/25/35 (d)                                   4,692         4,673
First Tennessee Bank, 5.32%, 12/8/08                        500           499
First Union-Lehman Brothers,
    7.00%, 4/18/29 (e)                                    3,220         3,493
Fleet Financial Group, 7.38%, 12/1/09                     5,000         5,399
Gazprom International, 7.20%, 2/1/20 (e)                  2,000         2,126
Genworth Financial, Inc., 4.95%, 10/1/15                    930           899

                                    CONTINUED

                                                          INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
GMAC Commercial Mortgage
    Securities, Inc., Series 1997-C1,
    Class C, 6.90%, 7/15/29                        $      1,700    $    1,743
Goldman Sachs Group, Inc., 5.00%, 10/1/14                 2,500         2,426
Green Tree Financial Corp.,
    Series 1998-6, Class A6, 6.27%, 6/1/30                  612           614
Heller Financial, 6.85%, 5/15/31                          5,000         5,207
HSBC Bank USA, 4.63%, 4/1/14                              2,000         1,906
HSBC Finance Corp., 6.38%, 10/15/11                       2,000         2,106
Hyundai Auto Receivables Trust,
    Series 2004-A, Class A4, 3.54%, 8/15/11               3,000         2,907
Indiana Michigan Power, 5.05%, 11/15/14                   2,035         1,972
Indymac Home Equity Loan,
    Series 2002-B, Class B1,
    7.28%, 10/25/33 (d)                                     752           751
International Lease Finance Corp.,
    3.13%, 5/3/07                                         3,700         3,608
International Lease Finance Corp.,
    5.88%, 5/1/13                                         2,500         2,564
Jefferies Group, Inc., 5.50%, 3/15/16                     1,000           971
JP Morgan Alternative Loan Trust,
    Series 2005-S1, Class 1A2,
    5.50%, 12/25/35                                       2,445         2,424
JP Morgan Alternative Loan Trust,
    Series 2005-S1, Class 2A11,
    6.00%, 12/25/35                                       4,888         4,889
JP Morgan Chase & Co., 5.13%, 9/15/14                     1,755         1,721
JP Morgan Chase Commercial Mortgage
    Securities Corp., 5.26%, 7/12/37                      4,460         4,462
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2001-CIB3,
    Class A1, 4.47%, 11/15/35                                10            10
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2003-LN1,
    Class A2, 4.92%, 10/15/37                             6,680         6,550
JP Morgan Commercial Mortgage
    Finance Corp., Series 2000-C9,
    7.77%, 10/15/32                                       2,305         2,491
JP Morgan Mortgage Trust, 4.90%, 4/25/35 (d)              2,121         2,088
JP Morgan Mortgage Trust,
    5.66%, 10/25/35 (d)                                   2,242         2,233
JP Morgan Mortgage Trust,
    Series 2004-A6, Class 3A1, 4.90%, 12/25/34            3,688         3,653
JP Morgan Mortgage Trust,
    Series 2005-A1, Class 2A1, 4.88%, 2/25/35             3,081         3,030
JP Morgan Mortgage Trust,
    Series 2005-A1, Class 2A3, 4.88%, 2/25/35             2,400         2,344
JP Morgan Mortgage Trust,
    Series 2005-A1, Class 3A4, 5.05%, 2/25/35             6,218         6,144
JP Morgan Mortgage Trust,
    Series 2005-A2, Class 5A1,
    4.37%, 4/25/35 (d)                                    4,596         4,434

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
JP Morgan Mortgage Trust,
    Series 2005-A3, 4.52%, 6/25/35                 $      4,714    $    4,586
JP Morgan Mortgage Trust,
    Series 2005-A3, Class 1B1, 4.98%, 6/25/35             2,611         2,553
JP Morgan Mortgage Trust,
    Series 2005-A4, Class 1B1,
    5.21%, 7/25/35 (d)                                    2,822         2,781
JP Morgan Mortgage Trust,
    Series 2005-A5, 5.20%, 8/25/35 (d)                    3,910         3,832
JP Morgan Mortgage Trust,
    Series 2005-A6, 4.98%, 8/25/35 (d)                    4,840         4,763
JP Morgan Mortgage Trust,
    Series 2005-A6, Class 1B1,
    5.18%, 9/25/35 (d)                                    2,520         2,462
JP Morgan Mortgage Trust,
    Series 2005-S1, Class B1, 6.26%, 1/25/35              2,419         2,460
JP Morgan RV Marine Trust,
    Series 2004-1A, Class A1, 3.12%, 4/15/11              1,141         1,126
Key Bank N.A., 5.80%, 7/1/14                              2,000         2,059
Kinder Morgan Energy Partners, 5.00%, 12/15/13            1,500         1,451
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4, 5.12%, 11/15/32                 2,924         2,904
Long Beach Auto Receivables Trust,
    Series 2005-A, 4.25%, 4/15/12                         2,760         2,704
Manufacturers & Traders Trust Co.,
    3.85%, 4/1/13 (d)                                     1,075         1,049
Marlin Leasing Receivables LLC,
    4.75%, 2/15/09 (e)                                    3,000         3,006
MassMutual Global Funding II,
    3.80%, 4/15/09 (e)                                    1,390         1,343
Master Adjustable Rate Mortgages
    Trust, Series 2003-5, 4.50%, 11/25/33 (d)             1,589         1,593
MBNA Master Credit Card Trust, 7.80%, 10/15/12            3,000         3,343
Merrill Lynch & Co., 4.79%, 8/4/10                        3,000         2,953
Merrill Lynch Mortgage Investors, Inc.,
    Series 2005-A1, Class 2A1,
    4.62%, 12/25/34 (d)                                   1,972         1,940
Merrill Lynch Mortgage Trust,
    Series 2005-CIP1, Class A2, 4.96%, 7/12/38            2,725         2,700
Merrill Lynch Mortgage Trust, Series
    2005-LC1, Class AM, 5.26%, 1/12/44                    2,525         2,531
Miller Brewing Co., 5.50%, 8/15/13 (e)                    1,000         1,006
Morgan Stanley, 4.00%, 1/15/10                            2,340         2,240
Morgan Stanley, 4.75%, 4/1/14                             3,500         3,331
Morgan Stanley Capital, Series 2005-HQ7,
    Class AM, 5.21%, 11/14/42                             2,500         2,495
National City Bank, 4.25%, 1/29/10                        2,375         2,313
Nationwide Financial Services, 5.10%, 10/1/15               960           933

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Navistar Financial Corp. Owner Trust,
    Series 2004-B, Class A4, 3.53%, 10/15/12       $      5,405    $    5,214
Nelnet, Inc., 5.13%, 6/1/10                               3,100         3,035
NiSource Finance Corp., 4.95%, 11/23/09 (d)               2,795         2,803
Nomura Asset Acceptance Corp.,
    Series 2004-AR4, Class 1A2, 4.93%, 12/25/34           1,590         1,574
Nomura Asset Acceptance Corp.,
    Series 2005-AR1, Class 1A2, 5.40%, 2/25/35            2,912         2,914
Nomura Asset Acceptance Corp.,
    Series 2005-AR2, Class 2A2,
    5.57%, 5/25/35 (d)                                    2,095         2,126
Nomura Asset Acceptance Corp.,
    Series 2005-AR3, 5.67%, 7/25/35                       2,997         2,962
Nomura Asset Acceptance Corp.,
    Series 2005-AR5, Class 2A2,
    5.66%, 10/25/35 (d)                                   2,038         2,036
Pemex Project Funding Master Trust,
    7.38%, 12/15/14 (g)                                   2,000         2,208
Pepco Holdings, Inc., 6.45%, 8/15/12                      1,000         1,048
PHH Corp., 7.13%, 3/1/13                                  1,000         1,045
PNC Mortgage Acceptance Corp.,
    7.33%, 12/10/32                                       5,000         5,340
Popular ABS Mortgage Pass-Through
    Trust, 4.98%, 9/15/35                                 1,435         1,419
Popular NA, Inc., 6.13%, 10/15/06                         3,150         3,170
PPG Industries, Inc., 6.50%, 11/1/07                         30            31
PPL Electric Utilities, 5.88%, 8/15/07                    2,000         2,022
Premark International, 6.88%, 11/15/08                    1,000         1,052
Prestige Auto Receivables Trust,
    Series 2005-1A, 4.37%, 6/15/12 (e)                    2,000         1,976
Private Export Funding, 4.95%, 11/15/15                   1,900         1,906
Providian Gateway Master Trust,
    Series 2004-DA, Class B,
    3.55%, 9/15/11 (e)                                    1,825         1,779
Prudential Financial, Inc., 4.75%, 6/13/15                2,000         1,921
PSEG Power, 5.00%, 4/1/14                                 1,500         1,444
RAAC, Series 2005-SP1, 5.25%, 9/25/34                     2,103         2,077
Ras Laffan Liquid & Natural Gas,
    5.30%, 9/30/20 (e)                                    2,700         2,633
Regions Financial Corp., 7.00%, 3/1/11                    1,275         1,387
Renaissance Home Equity Loan Trust,
    4.26%, 5/25/35 (d)                                    2,440         2,413
Renaissance Home Equity Loan Trust,
    Series 2005-2, 4.93%, 8/25/35 (d)                     2,500         2,426
Rental Car Finance Corp., 4.59%, 6/25/11 (e)              2,475         2,414
Residential Accredit Loans, Inc.,
    Series 2002-QS19, Class A8, 6.00%, 12/25/32           1,311         1,309
Residential Funding Mortgage
    Securities, Series 2006-HSA1,
    Class A4, 5.49%, 2/25/36                              1,500         1,490
Ryder System, Inc., 5.00%, 4/1/11                         1,000           970
SACO I Trust, 4.75%, 7/25/35 (d)                          2,485         2,485

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
Salomon Brothers Mortgage Securities,
    Series 2002-KEY2, Class C, 5.05%, 3/18/36      $      1,417    $    1,397
Salomon Smith Barney, 7.13%, 10/1/06                      5,000         5,072
Saxon Asset Securities Trust,
    Series 2005-4, Class A2C, 4.62%, 11/25/37             2,025         2,029
Sempra Energy, 4.84%, 5/21/08 (d)                         5,000         5,010
Southern Copper Corp., 6.38%, 7/27/15 (e)                 1,000           989
SOVRISC, 4.63%, 10/31/08 (e)                              2,550         2,538
SVO VOI Mortgage, Corp.,
    Series 2005-AA, Class A, 5.25%, 2/20/21 (e)           2,827         2,822
U.S. Bank, N.A., 3.75%, 2/6/09                            3,000         2,899
UPFC Auto Receivables Trust,
    Series 2004-A, Class A3, 3.27%, 9/15/10               1,975         1,946
Vanderbilt Acquisition Loan Trust,
    Series 2002-1, Class A4, 6.57%, 5/7/27                2,575         2,651
Vectren Utility Holdings, 5.45%, 12/1/15                  1,000           979
Wachovia Bank Commercial Mortgage
    Trust, 5.01%, 12/15/35                                3,470         3,416
Wells Fargo Mortgage Backed Securities
    Trust, Series 2003-N, 4.75%, 12/25/33 (d)             2,400         2,327
WPS Resources Corp., 7.00%, 11/1/09                       1,540         1,631
                                                                   ----------

TOTAL CORPORATE BONDS                                                 402,174
                                                                   ----------

FOREIGN BONDS (0.2%)
Korea Electric Power, 4.25%, 9/12/07 (e)                  1,000           987
                                                                   ----------

TOTAL FOREIGN BONDS                                                       987
                                                                   ----------

U.S. GOVERNMENT
    AGENCIES (18.5%)
FANNIE MAE (3.9%)
3.67%, 5/8/07                                             5,110         5,037
3.38%, 5/15/07                                            4,745         4,659
6.25%, 1/25/08                                              746           756
5.38%, 10/2/13                                            1,255         1,288
4.92%, 7/25/20                                            3,195         3,142
5.09%, 7/1/34                                             2,845         2,833
5.22%, 8/1/34                                               176           176
5.30%, 12/1/35                                            2,519         2,513
                                                                   ----------
                                                                       20,404
                                                                   ----------
FEDERAL HOME LOAN BANK (3.2%)
3.75%, 6/16/08                                            2,365         2,311
4.50%, 8/8/08                                             5,000         4,958
4.84%, 1/25/12                                            2,098         2,122
5.00%, 4/25/12                                            2,266         2,255
5.27%, 12/28/12                                           5,000         5,007
                                                                   ----------
                                                                       16,653
                                                                   ----------
FREDDIE MAC (5.3%)
7.22%, 6/14/06                                            3,000         3,029
4.90%, 11/3/08                                            3,000         2,986
6.25%, 3/5/12 (g)                                         8,500         8,606
4.75%, 6/28/12 (g)                                        5,000         4,947
5.00%, 5/15/19 (d)                                        2,500         2,442

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. GOVERNMENT
    AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
6.50%, 5/15/34 (d)                                 $      1,513    $    1,544
5.18%, 5/1/35                                             3,842         3,790
                                                                   ----------
                                                                       27,344
                                                                   ----------
GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION (6.1%)
9.50%, 12/15/09                                           1,330         1,402
3.96%, 9/16/21                                            1,625         1,587
4.02%, 12/16/21                                           4,773         4,655
4.60%, 10/16/24                                           2,520         2,430
5.25%, 9/16/27                                            3,075         3,070
4.45%, 8/16/32                                            2,525         2,426
4.81%, 8/16/32                                            2,475         2,422
0.98%, 6/17/45                                           10,836           635
4.95%, 11/16/45                                           4,800         4,707
0.54%, 3/16/46                                           14,327           626
5.06%, 9/16/46                                            2,485         2,429
0.81%, 4/16/47                                           72,637         2,905
0.80%, 7/16/47                                               62             3
0.74%, 12/16/47                                          38,200         1,999
                                                                   ----------
                                                                       31,296
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         95,697
                                                                   ----------

U.S. TREASURY OBLIGATIONS (2.1%)
U.S. TREASURY INFLATION PROTECTED BONDS (0.2%)
2.00%, 1/15/16                                            1,000           996
                                                                   ----------

U.S. TREASURY NOTES (1.9%)
4.25%, 8/15/14 (g)                                       10,200         9,987
                                                                   ----------

TOTAL U.S. TREASURY OBLIGATIONS                                        10,983
                                                                   ----------

INVESTMENTS IN AFFILIATES (0.7%)
Fifth Third Institutional Money
    Market Fund                                       3,817,401         3,817
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         3,817
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (5.2%)
Pool of various securities for Fifth
    Third Funds                                    $     26,838        26,838
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  26,838
                                                                   ----------

TOTAL INVESTMENTS (COST $547,115) + - 104.4%                          540,496

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                        (22,960)
                                                                   ----------

NET ASSETS - 100.0%                                                $  517,536
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS (63.6%)
Aesop Funding II LLC, 2.75%, 7/20/07 (e)           $      3,990    $    3,968
Alabama Power Co., 2.80%, 12/1/06                         1,190         1,169
American Electric Power Co., 6.13%, 5/15/06                 370           371
Australian Gas Light Co.,
    6.40%, 4/15/08 (e)                                    3,210         3,282
Bank of America Commercial Mortgage,
    Inc., Series 2001-PB1, Class A1,
    4.91%, 5/11/35                                          807           806
Bank of America Commercial Mortgage,
    Inc., Series 2004-1, Class A1,
    3.16%, 11/10/39                                       3,266         3,139
Bank of America Mortgage Securities,
    4.16%, 7/25/34 (d)                                    3,811         3,719
Bank One Issuance Trust, Series 2004-A1,
    Class A1, 3.45%, 10/17/11                               810           777
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2,
    Class A1, 7.11%, 10/15/32                             2,040         2,095
Bear Stearns Cos., Inc., Series 2003-AC7,
    Class A2, 5.25%, 1/25/34                              1,690         1,672
Capital One Auto Finance Trust,  3.44%, 6/15/09           3,410         3,381
Centerpoint Energy, 6.50%, 2/1/08                         1,600         1,637
Chase Mortgage Finance Corp.,
    Series 2005-A1, Class 2A2,
    5.26%, 12/25/35 (d)                                   3,868         3,846
CIT Group, Inc., 5.00%, 11/24/08                          2,350         2,345
CNH Equipment Trust, 4.02%, 4/15/09                       2,060         2,036
Comcast Cable, 7.63%, 4/15/08                             1,550         1,625
Cooper Cameron Corp., 2.65%, 4/15/07                        780           754
Countrywide Alternative Loan Trust,
    Series 2004-2CB, Class 1A1, 4.25%, 3/25/34            2,907         2,863
Countrywide Home Loans,
    5.04%, 4/20/35 (d)                                    2,949         2,895
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2,
    Class A2, 6.52%, 1/17/35                                166           166
DaimlerChrysler NA Holding,
    4.75%, 1/15/08                                        1,500         1,484
DLJ Commercial Mortgage Corp.,
    Series 1999-CG1, Class A1A, 6.08%, 3/10/32            1,131         1,141
First Boston Mortgage Securities Corp.,
    Series 2001-CK6, Class A2, 6.10%, 8/15/36             2,654         2,703
Ford Motor Credit Co., 6.88%, 2/1/06                      3,210         3,210
Gannett, Inc., 5.50%, 4/1/07                              4,000         4,009
General Motors Acceptance Corp.,
    Commercial Mortgage Securities, Inc.,
    Series 1996-C1, 7.86%, 11/15/06 (e)                   3,325         3,362

                                    CONTINUED

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust,
    Series 2005-HE2, 4.62%, 11/25/35               $      4,000    $    3,949
General Motors Acceptance Corp.,
    Mortgage Corporation Loan Trust,
    4.24%, 10/25/33                                       4,170         4,100
Green Tree Financial Corp., Series 1998-6,
    Class A6, 6.27%, 6/1/30                                 823           825
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1, Class A2,
    3.84%, 6/10/36                                        1,467         1,438
Harborview Mortgage Loan Trust,
    Series 2004-5, Class 2A6,
    3.97%, 6/19/34 (d)                                    5,730         5,561
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class B, 2.96%, 2/15/12                1,505         1,473
Hertz Vehicle Financing LLC,
    Series 2005-2A, Class A2,
    4.93%, 2/25/10 (e)                                    3,375         3,365
Homebanc Mortgage Trust,
    Series 2004-2, 4.98%, 12/25/34 (d)                    2,838         2,847
Household Automotive Trust,
    Series 2002-3, Class A4A, 3.44%, 5/18/09              3,009         2,982
HSBC USA, Inc., 7.00%, 11/1/06                            3,194         3,241
Hyundai Auto Receivables Trust,
    Series 2005-A, 4.18%, 2/15/12                         3,000         2,931
IBM, Corp., 3.80%, 2/1/08                                 3,030         2,965
Impac Commercial Holdings, Inc.,
    Series 1998-C1, Class D, 7.58%, 8/20/30               3,500         3,666
International Lease Finance Corp.,
    3.13%, 5/3/07                                         3,210         3,130
iStar Financial, Inc., 4.88%, 1/15/09                     1,600         1,576
John Deere Owner Trust, Series 2004-A,
    Class A3, 2.32%, 12/17/07                             2,035         2,012
JP Morgan Mortgage Trust,
    Series 2005-A1, 4.90%, 2/25/35                        3,104         3,053
JP Morgan Mortgage Trust,
    Series 2005-A1, Class 4A1,
    4.79%, 2/25/35                                        3,876         3,795
JP Morgan Mortgage Trust,
    Series 2005-A2, Class 5A1,
    4.37%, 4/25/35 (d)                                    5,459         5,266
JP Morgan Mortgage Trust,
    Series 2005-A3, 5.17%, 6/25/35                        5,378         5,352
Kraft Foods, Inc., 5.25%, 6/1/07                          1,930         1,932
LB-UBS Commercial Mortgage Trust,
    Series 2002-C2, Class A1, 3.83%, 6/15/26              2,221         2,208
Long Beach Auto Receivables Trust,
    4.40%, 5/15/10                                        2,875         2,845
Marlin Leasing Receivables LLC,
    4.49%, 1/15/08 (e)                                    3,200         3,194

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
CORPORATE BONDS, CONTINUED
MBNA America Bank NA, 6.50%, 6/20/06               $        790    $      795
MBNA America Bank NA,
    4.72%, 5/5/08 (d)                                     2,020         2,036
Merrill Lynch Mortgage Investors, Inc.,
    Series 2003-A1, Class 2A,
    4.53%, 12/25/32                                         690           693
Morgan Stanley Dean Witter,
    8.33%, 1/15/07                                        3,190         3,283
Morgan Stanley Dean Witter Capital I,
    3.48%, 9/15/37                                        1,857         1,824
Morgan Stanley Dean Witter Capital I,
    3.92%, 4/14/40                                        5,680         5,547
National Rural Utilities, 6.00%, 5/15/06                  3,300         3,310
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class A4,
    3.25%, 10/15/10                                       3,990         3,881
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class B,
    3.79%, 10/15/10                                       1,068         1,047
Nissan Auto Lease Trust, 3.18%, 6/15/10                     830           813
Pemex Finance, Ltd., 8.45%, 2/15/07                         667           673
Pemex Finance, Ltd., 9.69%, 8/15/09                         608           655
Protective Life US Funding, 3.70%, 11/24/08               1,590         1,538
RAAC, Series 2005-SP1, 5.25%, 9/25/34                     2,846         2,810
Simon Property Group LP, 7.13%, 9/20/07                   2,400         2,481
SLM Corp., 5.63%, 4/10/07                                 4,000         4,012
SVO VOI Mortgage, Corp.,
    Series 2005-AA, Class A,
    5.25%, 2/20/21 (e)                                    1,720         1,717
Time Warner, Inc., 6.13%, 4/15/06                         1,190         1,192
UnitedHealth Group, Inc., 5.20%, 1/17/07                  3,390         3,399
Verizon Communications, 7.51%, 4/1/09                     3,300         3,471
Washington Mutual, Inc., 4.82%, 10/25/32                    710           706
Washington Mutual, Inc.,
    Series 2003-AR10, Class A4, 4.08%, 10/25/33           4,020         3,976
Wells Fargo & Co., 5.13%, 2/15/07                         4,000         4,001
                                                                   ----------

TOTAL CORPORATE BONDS                                                 186,021
                                                                   ----------

FOREIGN BONDS (0.5%)
Korea Electric Power, 4.25%, 9/12/07 (e)                    810           799
Telecom Italia Capital, 4.00%, 11/15/08                     650           629
                                                                   ----------

TOTAL FOREIGN BONDS                                                     1,428
                                                                   ----------

                                    CONTINUED

                                                            SHORT TERM BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS (0.3%)
OHIO (0.3%)
State Economic Development Revenue,
    Ohio Enterprise, Series
    3, 4.05%, 3/1/11 (e)                           $      1,005    $      967
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                     967
                                                                   ----------

U.S. GOVERNMENT AGENCIES (24.1%)
FANNIE MAE (4.7%)
3.13%, 12/15/07                                           1,190         1,155
4.65%, 12/25/12                                           3,549         3,511
4.73%, 4/1/33 (d)                                         2,850         2,828
5.21%, 9/1/34                                             3,219         3,208
5.01%, 4/1/35                                             3,088         3,088
                                                                   ----------
                                                                       13,790
                                                                   ----------
FEDERAL HOME LOAN BANK (3.9%)
3.75%, 8/15/07                                            3,670         3,613
4.00%, 10/27/08                                           4,220         4,136
4.75%, 10/25/10                                           3,690         3,658
                                                                   ----------
                                                                       11,407
                                                                   ----------
FREDDIE MAC (7.7%)
5.00%, 2/1/07                                               445           445
2.85%, 2/23/07                                            6,410         6,279
4.88%, 3/15/07                                            6,020         6,020
5.13%, 10/15/08                                           1,000         1,009
3.99%, 3/1/34 (d)                                         3,208         3,135
4.77%, 7/1/35 (d)                                         5,749         5,627
                                                                   ----------
                                                                       22,515
                                                                   ----------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (7.8%)
4.88%, 5/15/07                                            2,060         2,061
2.87%, 2/16/20                                            5,408         5,207
6.11%, 11/16/21                                           3,031         3,085
3.27%, 1/16/23                                            2,862         2,745
4.29%, 9/16/25                                            3,162         3,095
3.72%, 12/16/26                                           3,514         3,392
4.00%, 4/16/30                                            3,187         3,093
                                                                   ----------
                                                                       22,678
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         70,390
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------    ----------
U.S. TREASURY OBLIGATIONS (7.5%)
U.S. TREASURY INFLATION
    PROTECTED BONDS (1.0%)
3.63%, 1/15/08                                     $      2,400    $    3,036
                                                                   ----------

U.S. TREASURY NOTES (6.5%)
3.00%, 12/31/06 (g)                                       4,500         4,435
3.13%, 5/15/07 (g)                                        1,010           992
3.00%, 11/15/07 (g)                                       6,410         6,242
3.38%, 2/15/08 (g)                                        3,000         2,934
4.75%, 11/15/08 (g)                                       4,160         4,187
                                                                   ----------
                                                                       18,790
                                                                   ----------

TOTAL U.S. TREASURY OBLIGATIONS                                        21,826
                                                                   ----------

INVESTMENTS IN AFFILIATES (3.0%)
Fifth Third Institutional Money Market Fund           8,874,620         8,875
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         8,875
                                                                   ----------

SHORT-TERM SECURITIES
    HELD AS COLLATERAL
    FOR SECURITIES LENDING (6.3%)
Pool of various securities for Fifth
    Third Funds                                    $     18,281        18,281
                                                                   ----------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  18,281
                                                                   ----------

TOTAL INVESTMENTS (COST $312,613) + - 105.3%                          307,788

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%                        (15,543)
                                                                   ----------

NET ASSETS - 100.0%                                                $  292,245
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
U.S. GOVERNMENT AGENCIES (97.8%)
FANNIE MAE (29.8%)
5.50%, 5/2/06                                      $      1,000  $      1,002
5.25%, 6/15/06                                            1,500         1,503
6.25%, 1/25/08                                            1,529         1,550
4.00%, 9/2/08                                             1,000           979
6.38%, 6/15/09                                            1,100         1,153
6.63%, 9/15/09                                            1,000         1,060
4.62%, 4/25/10                                              789           793
4.40%, 12/25/12                                             760           756
5.00%, 7/1/18 TBA                                         2,000         1,976
5.50%, 6/1/33 TBA                                         2,000         1,979
4.31%, 1/1/35                                             2,122         2,085
3.99%, 3/25/40 (d)                                        1,231         1,218
4.63%, 8/25/44 (d)                                        1,515         1,518
                                                                   ----------
                                                                       17,572
                                                                   ----------
FEDERAL FARM CREDIT BANK (1.7%)
6.60%, 7/7/06                                             1,000         1,009
                                                                   ----------

FEDERAL HOME LOAN BANK (8.6%)
4.19%, 2/13/06 **                                         1,990         1,987
6.09%, 6/2/06                                             1,500         1,507
4.06%, 8/25/09                                              730           712
4.84%, 1/25/12                                              874           884
                                                                   ----------
                                                                        5,090
                                                                   ----------
FINANCING CORPORATION (11.9%)
3.59%, 4/5/09 **                                          2,000         1,719
4.58%, 2/25/11 (d)                                        2,000         2,000
4.21%, 12/6/11 **                                         2,000         1,522
4.81%, 6/6/15 **                                          2,000         1,265
6.37%, 11/11/17 **                                        1,000           553
                                                                   ----------
                                                                        7,059
                                                                   ----------
FREDDIE MAC (24.8%)
2.75%, 3/15/08                                            1,450         1,391
5.50%, 7/15/10                                            1,000         1,004
6.88%, 9/15/10                                            2,000         2,167
5.88%, 3/21/11                                            1,000         1,039
4.50%, 11/15/12                                           1,000           983
4.00%, 12/15/21                                             610           602
5.00%, 12/15/32                                           1,073         1,071
6.00%, 6/1/33                                             2,000         2,021
5.00%, 1/15/34                                            1,000           944
6.50%, 5/15/34 (d)                                        1,513         1,544
5.50%, 7/15/35                                            1,977         1,882
                                                                   ----------
                                                                       14,648
                                                                   ----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------    ----------
U.S. GOVERNMENT AGENCIES,
    CONTINUED
GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION (12.9%)
3.59%, 11/16/17                                    $        457    $      443
3.96%, 9/16/21                                              812           793
3.27%, 1/16/23                                              865           829
4.39%, 5/16/23                                              879           864
4.50%, 12/16/25                                             553           552
5.50%, 2/20/31                                            2,000         2,024
5.50%, 12/20/32                                           1,000           982
5.50%, 11/20/33                                           1,000           980
0.98%, 6/17/45                                            2,946           173
                                                                   ----------
                                                                        7,640
                                                                   ----------
SMALL BUSINESS ADMINISTRATION (6.2%)
4.94%, 8/10/15                                            3,700         3,646
                                                                   ----------

TENNESSEE VALLEY AUTHORITY (1.9%)
6.79%, 5/23/12                                            1,000         1,102
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         57,766
                                                                   ----------

U.S. TREASURY OBLIGATIONS (6.5%)
U.S. TREASURY INFLATION
    PROTECTED BONDS (1.7%)
1.63%, 1/15/15                                            1,000         1,004
                                                                   ----------

U.S. TREASURY NOTES (4.8%)
5.50%, 2/15/08                                              800           815
5.63%, 5/15/08                                            1,000         1,024
4.75%, 5/15/14                                            1,000         1,014
                                                                   ----------
                                                                        2,853
                                                                   ----------

TOTAL U.S. TREASURY OBLIGATIONS                                         3,857
                                                                   ----------

INVESTMENTS IN AFFILIATES (5.3%)
Fifth Third Institutional Government
    Money Market Fund                                 3,117,337         3,117
                                                                   ----------

TOTAL INVESTMENTS IN AFFILIATES                                         3,117
                                                                   ----------

TOTAL INVESTMENTS (COST $65,518) + - 109.6%                            64,740

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%                         (5,653)
                                                                   ----------

NET ASSETS - 100.0%                                                $   59,087
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS (98.0%)
ARIZONA (4.8%)
Arizona State University,
    (Callable 7/1/15 @ 100), 5.00%, 7/1/26         $      1,000    $    1,051
Greater Arizona Development Authority,
    6.00%, 8/1/13, (Callable 8/1/08 @ 102)                1,070         1,152
                                                                   ----------
                                                                        2,203
                                                                   ----------
CALIFORNIA (8.3%)
Cal Poly Pomona Foundation, Inc., 5.50%,
    2/1/20, (Callable 2/1/11 @ 101)                         265           290
La Canada University School District,
    Series A, GO, 5.50%, 8/1/24,
    (Callable 8/1/14 @ 100)                               1,000         1,103
Long Beach Community College District,
    Series B, GO, 5.00%, 5/1/30                           1,000         1,045
Placentia -Yorba Linda Union School
    District, Series B, GO, 5.38%, 8/1/22,
    (Callable 8/1/14 @ 100)                               1,000         1,096
Sacramento County Sanitation Financing
    Authority, 6.00%, 12/1/15,
    (Callable 12/1/10 @ 101)                                250           277
                                                                   ----------
                                                                        3,811
                                                                   ----------
COLORADO (14.1%)
Boulder Sales and Use Tax, Series A, 6.00%,
    12/15/18, (Callable 12/15/09 @ 101)                   2,000         2,196
Denver City & County Airport Revenue,
    5.00%, 11/15/08                                       1,020         1,055
Douglas County School District No.1,
    GO, 5.75%, 12/15/21,
    (Callable 12/15/14 @ 100)                             1,000         1,142
E-470 Public Highway Authority Revenue,
    Series C, 6.00%, 9/1/07                               1,000         1,041
University of Colorado, Enterprise
    System Revenue, 5.00%, 6/1/25,
    (Callable 6/1/15 @ 100)                               1,000         1,053
                                                                   ----------
                                                                        6,487
                                                                   ----------
FLORIDA (1.3%)
Jupiter, Community Center Project,
    5.50%, 7/1/21                                           500           580
                                                                   ----------

ILLINOIS (9.5%)
Chicago Metropolitan Water Reclamation
    District-Greater Chicago, Capital
    Improvements, GO, 7.25%, 12/1/12                        500           608
Chicago Single Family Mortgage Revenue,
    Series A, (AMT), 4.70%, 10/1/17,
    (Callable 4/1/09 @ 102)                                 195           195
Development Finance Authority, Elmhurst
    Community School, 6.38%, 1/1/17,
    (Prerefunded 1/1/11 @ 100)                            1,700         1,917
Finance Authority,
    (Callable 12/1/13 @ 100),
    5.00%, 12/1/14                                          300           308

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
State GO, 5.88%, 10/1/17,
    (Callable 1/1/09 @ 100)                        $        300    $      324
State Sales Tax Revenue, 5.00%, 6/15/08                   1,000         1,036
                                                                   ----------
                                                                        4,388
                                                                   ----------
IOWA (5.0%)
Finance Authority, Private College
    Revenue, Drake University Project,
    6.50%, 12/1/11                                        2,055         2,301
                                                                   ----------

KANSAS (4.0%)
Geary County School District, GO,
    (Callable 9/1/15 @ 100), 5.25%, 9/1/17                1,675         1,849
                                                                   ----------

KENTUCKY (1.0%)
Area Development Financing Lease
    Program, 3.00%, 6/1/09                                  470           455
                                                                   ----------

MICHIGAN (14.8%)
Grand Ledge Public School District,
    5.00%, 5/1/22, (Callable 5/1/15 @ 100)                1,000         1,059
Higher Education Student Loan
    Authority Revenue,
    Series XII-W, (AMT), 4.75%, 3/1/09                    1,000         1,035
Jackson County Economic Development
    Corp., Limited Obligation Revenue,
    Vista Grande Villa, Series A,
    3.07%, 11/1/31 (d)                                      300           300
Kent Hospital Financial Authority Revenue,
    Spectrum Health, Series A, 5.50%,
    1/15/13, (Prerefunded 7/15/11 @ 101)                  2,000         2,198
Kent, Hospital Financial Authority
    Revenue, Spectrum Health, Series B,
    5.00%, 7/15/11                                          375           396
State Hospital Financial Authority Revenue,
    Marquette General Hospital
    Obligations Group-A, 5.00%, 5/15/13                     500           520
State Strategic Fund Solidwaste Disposal
    Revenue, 4.63%, 12/1/12                                 250           253
Strategic Fund, Hope Network Project,
    Series B, 5.13%, 9/1/13,
    (Callable 9/1/08 @ 102)                               1,000         1,051
                                                                   ----------
                                                                        6,812
                                                                   ----------
MINNESOTA (9.0%)
Becker Independent School District
    No. 726, 6.00%, 2/1/21,
    (Callable 2/1/10 @ 100)                               1,000         1,090
Public Facilities Authority Drinking Water,
    Series A, (Callable 3/1/14 @ 100),
    5.00%, 3/1/17                                         1,500         1,616
St. Paul, Housing & Redevelopment
    Authority Revenue, Smith Avenue
    Transit Center, 3.50%, 6/1/12,
    (Callable 6/1/10 @100)                                  500           492

                                    CONTINUED

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MINNESOTA, CONTINUED
 State Housing Finance Agency, Residential
    Housing, (AMT), 3.40%, 7/1/12                  $        970    $      926
                                                                   ----------
                                                                        4,124
                                                                   ----------
MISSOURI (5.7%)
Greene County School District, 6.20%,
    3/1/18, (Callable 3/1/10 @ 100)                       2,400         2,628
                                                                   ----------

NEBRASKA (3.5%)
Omaha Series A, GO, 6.50%, 12/1/13                        1,365         1,620
                                                                   ----------

NEW MEXICO (2.3%)
Mortgage Financial Authority, Single Family
    Mortgage, (AMT), 5.50%, 7/1/36                          990         1,066
                                                                   ----------

NEW YORK (3.4%)
Environmental Facilties Corp., Solid
    Waste Disposition Revenue, Series A,
    2.90%, 5/1/12                                           500           499
Tollway Authority Highway & Bridge
    Trust Fund, 5.00%, 4/1/19                             1,000         1,075
                                                                   ----------
                                                                        1,574
                                                                   ----------
OKLAHOMA (2.3%)
Tulsa International Airport (AMT),
    5.50%, 6/1/10                                         1,000         1,046
                                                                   ----------

OREGON (2.3%)
Sunrise Water Authority Revenue, 5.25%,
    3/1/24, (Callable 3/1/14 @ 100)                       1,000         1,078
                                                                   ----------

PENNSYLVANIA (3.8%)
Higher Educational Facilities Authority
    Revenue, Health System, Series A,
    5.00%, 8/15/07                                          500           509
Lehigh Northampton Airport (AMT), 5.00%,
    1/1/19, (Callable 1/1/15 @ 100)                       1,175         1,222
                                                                   ----------
                                                                        1,731
                                                                   ----------
PUERTO RICO (2.4%)
Public Building Authority Revenue,
    Series I, 5.50%, 7/1/23,
    (Callable 7/1/14 @ 100)                               1,000         1,088
                                                                   ----------

TEXAS (0.5%)
Tomball Hospital Authority Revenue,
    4.00%, 7/1/06                                           250           250
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                  45,091
                                                                   ----------

                                    CONTINUED

                                                      SHARES          VALUE
                                                   ------------    ----------
MONEY MARKETS (0.6%)
AIM Tax Free Money Market Fund                              104    $       --#
Dreyfus Tax Exempt Money
    Market Fund                                             758             1
Goldman Sachs Financial Tax Free
    Money Market Fund                                       303            --#
Merrill Lynch Institutional Tax Exempt
    Fund                                                295,814           296
                                                                   ----------

TOTAL MONEY MARKETS                                                       297
                                                                   ----------

TOTAL INVESTMENTS (COST $43,564) + - 98.6%                             45,388

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                              638
                                                                   ----------

NET ASSETS - 100.0%                                                $   46,026
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS (100.9%)
ALABAMA (4.0%)
Birmingham Baptist Medical Center
    Special Care Facilities Financing
    Authority, Series A, 5.00%, 11/15/14           $      4,000    $    4,139
Mobile County, Refunding &
    Improvements Warrants, 5.25%,
    8/1/17, (Callable 8/1/14 @ 100)                       3,080         3,390
                                                                   ----------
                                                                        7,529
                                                                   ----------
ALASKA (0.4%)
State Housing Finance Corp., Housing
    Development, Series A (AMT),
    2.35%, 12/1/07                                          745           722
                                                                   ----------

ARIZONA (4.3%)
Mesa Street & Highway Revenue,
    6.25%, 7/1/12                                         1,000         1,146
Mesa Street & Highway Revenue, 6.25%,
    7/1/13, (Prerefunded 7/1/11 @ 100)                    1,000         1,133
Pima County University School District,
    No. 012 Sunnyside, GO, 5.75%,
    7/1/12, (Prerefunded 7/1/09 @ 100)                    1,050         1,130
Tempe Performing Arts Center, Excise
    Tax Revenue, 5.25%, 7/1/17,
    (Callable 7/1/14 @ 100)                               2,000         2,200
Tucson Street & Highway, User Revenue,
    Junior Lien, Series 1994-E, 6.75%, 7/1/13             2,000         2,379
                                                                   ----------
                                                                        7,988
                                                                   ----------
CALIFORNIA (2.4%)
La Canada University School District,
    Series A, GO, 5.50%, 8/1/24,
    (Callable 8/1/14 @ 100)                                 375           414
Orange County, Series A, Refunding
    Recovery, 6.00%, 6/1/10                               3,000         3,321
Placentia -Yorba Linda Union School
    District, Series B, GO, 5.375%,
    8/1/22, (Callable 8/1/14 @ 100)                         675           740
                                                                   ----------
                                                                        4,475
                                                                   ----------
COLORADO (6.4%)
Arapahoe County Certificate Participation,
    4.00%, 2/15/19, (Callable 2/15/06 @ 100)              1,000           988
Denver City & County Airport Revenue,
    Series B, (AMT), 5.50%, 11/15/07                      1,000         1,034
Denver City & County Airport Revenue,
    Series D, (AMT), 5.00%, 11/15/07                      2,655         2,724
El Paso County School District
    No. 038, GO, 6.375%, 12/1/16,
    (Prerefunded 12/1/10 @ 100)                           1,150         1,298
El Paso County School District
    No. 038, GO, 6.375%, 12/1/18,
    (Prerefunded 12/1/10 @ 100)                           1,005         1,134
Housing & Finance Authority, Single
    Family Program, Series C-3, 4.70%,
    10/1/22, (Callable 10/1/09 @ 102)                         5             5

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
COLORADO, CONTINUED
 Larimer County School District No. R1,
    GO, 5.50%, 12/15/09                            $      2,000    $    2,149
Regional Transportation District,
    2.30%, 12/1/22                                        1,000           985
Summitt County School District
    No. RE1, GO, 5.75%, 12/1/12,
    (Callable 12/1/11 @ 100)                              1,465         1,632
                                                                   ----------
                                                                       11,949
                                                                   ----------
CONNECTICUT (0.9%)
New Haven, Series B, GO, 5.75%, 11/1/09                   1,500        1,623
                                                                   ----------

FLORIDA (1.1%)
Lakeland Electric & Water Revenue,
    ETM, 5.90%, 10/1/07                                   2,000         2,084
                                                                   ----------

HAWAII (1.7%)
Airport Systems Revenue, Series B
    (AMT), 8.00%, 7/1/10                                  2,000         2,320
Highway Revenue, 5.50%, 7/1/10                              765           827
                                                                   ----------
                                                                        3,147
                                                                   ----------
ILLINOIS (3.6%)
Chicago Metropolitan Water Reclamation
    District, Capital Improvement, ETM,
    GO, 5.50%, 12/1/10                                    3,000         3,270
Development Financial Authority Revenue,
    DePaul University, Series C,
    5.00%, 10/1/06                                          125           126
Development Financial Authority Revenue,
    DePaul University, Series C,
    5.00%, 10/1/07                                          200           204
Educational Facilities Authority, Art
    Institute, 4.125%, 3/1/30                             1,000           998
Financial Authority, 4.75%, 12/1/10                         200           205
Financial Authority, 5.00%, 12/1/11                         250           259
Financial Authority, 5.00%, 12/1/12                         275           284
Financial Authority, 5.00%, 12/1/13                         275           284
Financial Authority Gas Supply Revenue,
    Peoples Gas Light & Coke Co.,
    4.30%, 6/1/35                                         1,000         1,019
                                                                   ----------
                                                                        6,649
                                                                   ----------
INDIANA (6.1%)
Fort Wayne International Airport Building
    Corp. Revenue, (AMT), 5.00%, 7/1/12                   1,615         1,680
Fort Wayne International Airport Building
    Corp. Revenue, (AMT), 5.00%, 7/1/13                   1,695         1,759
Michigan City Independent School
    Building Corp., 5.00%, 7/5/09                         1,400         1,469
Municipal Power Supply Agency System
    Revenue, Series B, 5.875%, 1/1/10                     2,000         2,174
Municipal Power Supply Agency System
    Revenue, Series B, 6.00%, 1/1/13                      3,000         3,409
State Financial Authority, Series A,
    5.00%, 2/1/15                                           250           271

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Tippecanoe County Independent
    Elementary School Building Corp.,
    5.10%, 7/15/06                                 $        505    $      509
                                                                   ----------
                                                                       11,271
                                                                   ----------
IOWA (0.1%)
Iowa State University, Science &
    Technology Revenue, 3.75%, 7/1/10                       140           141
                                                                   ----------

KENTUCKY (0.7%)
Floyd County Public Properties Corp.,
    3.00%, 5/1/07, (Callable 3/6/06 @ 100)                  250           244
Housing Corp., 3.45%, 1/1/10                                275           274
Kenton County Airport Board,
    5.00%, 3/1/10                                           730           763
                                                                   ----------
                                                                        1,281
                                                                   ----------
MICHIGAN (24.4%)
Building Authority Revenue,
    5.00%, 10/15/29                                       1,500         1,595
Building Authority Revenue, Police
    Communications, 5.50%, 10/1/12                          350           387
Central Michigan University, 4.00%,
    10/1/16, (Callable 4/1/16 @ 100)                        250           249
Certificate of Participation, Series A,
    5.00%, 9/1/31                                         2,000         2,115
Comprehensive Transportation,
    5.50%, 5/15/11                                          950         1,040
Detroit, GO, (AMT), 5.50%, 4/1/08                         1,195         1,240
Grand Rapids & Kent County Joint Building
    Authority, GO, 5.50%, 10/1/08                           565           595
Higher Education Facilites Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/07                                          765           789
Higher Education Facilities Authority
    Revenue, Hope College Project,
    4.50%, 10/1/07                                          250           255
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.80%,
    10/1/10, (Callable 10/1/09 @ 100)                       590           603
Higher Education Facilities Authority,
    Hope College Project, 4.70%, 10/1/09                    200           206
Higher Education Student Loan
    Authority Revenue, Series XII-Q,
    (AMT), 5.05%, 9/1/08                                  3,885         3,981
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.60%, 9/1/08                                  1,000         1,026
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 5.20%, 9/1/08                                  4,225         4,360
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 4.75%, 3/1/09                                  1,800         1,862

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Higher Education Student Loan
    Authority Revenue, Series XVII-I,
    (AMT), 3.95%, 3/1/11                           $      1,000    $      996
Hospital Finance Authority, 4.35%, 3/1/09                   500           505
Hospital Financial Authority Revenue,
    Edward W. Sparrow Group, 5.25%, 11/15/08              1,125         1,173
Hospital Financial Authority Revenue,
    Edward W. Sparrow Hospital, 5.25%, 11/15/09           1,165         1,227
Hospital Financial Authority Revenue,
    Holland Community Hospital, Series A,
    5.00%, 1/1/15, (Callable 1/1/14 @ 100)                  505           534
Jackson County Economic Development
    Corp., Limited Obligation Revenue, Vista
    Grande Villa, Series A, 3.07%, 11/1/31 (d)              200           200
Kent Hospital Financial Authority Revenue,
    Spectrum Health, Series A, 5.50%,
    1/15/13, (Prerefunded 7/15/11 @ 101)                    125           137
Kent Hospital Financial Authority, Revenue,
    Spectrum Health, Series A, 5.25%, 1/15/09             1,075         1,121
Kent, Hospital Financial Authority Revenue,
    Spectrum Health, Series B, 5.00%, 7/15/11             1,900         2,008
Montague Public School District, GO, 5.50%,
    5/1/12, (Callable 11/1/11 @ 100)                      1,005         1,097
Muskegon Water System, Series A,
    5.25%, 11/1/09                                          340           362
State Hospital Financial Authority Revenue,
    Marquette General Hospital Obligations
    Group-A, 5.00%, 5/15/13                               1,005         1,045
State Housing Development Authority,
    Multi-Family Revenue, 4.15%, 4/20/11                    320           321
State Housing Development Authority,
    Multi-Family Revenue, 4.40%, 4/20/13                    175           176
State Housing Development Authority,
    Series A, (AMT), 3.95%, 12/1/12                         660           658
State Strategic Fund Solidwaste Disposal
    Revenue, 4.625%, 12/1/12                                750           758
Strategic Fund, Limited Obligation
    Revenue, Hope Network Project,
    Series B, 4.80%, 9/1/08                               1,000         1,027
Strategic Fund, Limited Obligation
    Revenue, International Project,
    3.00%, 8/1/07                                         1,415         1,390
Strategic Fund, Limited Obligation Revenue,
    International Project, 4.75%, 8/1/11                  2,240         2,319
Strategic Fund, Limited Obligation Revenue,
    International Project, 5.00%, 8/1/13                    820           862
Strategic Fund, Limited Obligation Revenue,
    Solid Waste Disposal, 3.15%, 12/1/13                  1,000         1,000
Trunk Line, Series A, 5.25%, 11/1/13                        600           658

                                    CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
University of Michigan Hospital Revenue,
    5.00%, 12/1/08                                 $      4,130    $    4,303
Wyandotte Electric Revenue, (AMT),
    5.00%, 10/1/13                                          600           634
Wyandotte Electric Revenue, (AMT),
    4.50%, 10/1/14                                          600           612
                                                                   ----------
                                                                       45,426
                                                                   ----------
MINNESOTA (2.7%)
Elk River, Independent School District
    No. 728, Series C, 4.00%, 2/1/17                        735           734
Housing Finance Agency, 4.55%,
    7/1/12, (Callable 7/1/11 @ 100)                       1,150         1,161
Public Facilities Authority Drinking Water,
    Series A, (Callable 3/1/14 @ 100),
    5.00%, 3/1/17                                           700           754
St. Paul, Housing & Redevelopment
    Authority Revenue, Smith Avenue
    Transit Center, 3.50%, 6/1/12,
    (Callable 6/1/10 @100)                                2,000         1,967
State Housing Finance Agency, Residential
    Housing, (AMT), 3.40%, 7/1/12                           375           358
                                                                   ----------
                                                                        4,974
                                                                   ----------
MISSOURI (1.6%)
Brentwood Tax Increment Revenue,
    Brentwood Square Project,
    4.125%, 5/1/11                                          245           244
Cape Girardeau County Building
    Corporate Reorganization School
    District, 4.00%, 3/1/14                                 485           493
Clay County Public School District
    No. 53, Liberty Direct Deposit Program,
    GO, 6.25%, 3/1/17,
    (Callable 3/1/10 @ 100)                               2,000         2,194
                                                                   ----------
                                                                        2,931
                                                                   ----------
NEBRASKA (0.7%)
Financial Authority Single Family
    Housing, Series C, 3.75%, 9/1/11                        240           238
Financial Authority Single Family
    Housing, Series C, 3.85%, 3/1/12                        150           149
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    (AMT), 4.10%, 9/1/10                                    365           362
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    (AMT), 4.25%, 9/1/11                                    520           520
                                                                   ----------
                                                                        1,269
                                                                   ----------
NEVADA (3.1%)
Clark County School District, Series D,
    GO, 5.00%, 6/15/16,
    (Callable 12/15/13 @ 100)                             5,000         5,335
Douglas County, Solid Waste Disposal,
    3.00%, 12/1/06                                          100           100

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
NEVADA, CONTINUED
Douglas County, Solid Waste Disposal,
    3.00%, 12/1/07                                 $        100    $       99
Douglas County, Solid Waste Disposal,
    3.50%, 12/1/08                                          100           100
Douglas County, Solid Waste Disposal,
    3.75%, 12/1/09                                          100           100
                                                                   ----------
                                                                        5,734
                                                                   ----------
NEW JERSEY (1.5%)
Turnpike Authority Revenue, Series A,
    6.00%, 1/1/13                                           575           654
Turnpike Authority Revenue, Series A,
    ETM, 6.00%, 1/1/13                                    1,925         2,194
                                                                   ----------
                                                                        2,848
                                                                   ----------
NEW MEXICO (3.1%)
Mortgage Finance Authority, Series A2,
    Class I, (AMT), 3.90%, 1/1/19,
    (Callable 1/1/16 @ 100)                               1,250         1,251
Mortgage Finance Authority, Series A2,
    Class I, (AMT), 4.40%, 1/1/27,
    (Callable 1/1/16 @ 100)                               2,000         1,998
Mortgage Financial Authority, Single Family
    Mortgage, (AMT), 4.05%, 7/1/26                        1,000           997
Mortgage Financial Authority, Single Family
    Mortgage, (AMT), 5.50%, 7/1/36                          985         1,061
Taos County Gross Receipts Tax Revenue,
    County Educational Improvements,
    3.875%, 10/1/11                                         565           534
                                                                   ----------
                                                                        5,841
                                                                   ----------
NEW YORK (1.6%)
Environmental Facilties Corp., Solid Waste
    Disposition Revenue, Series A,
    2.90%, 5/1/12                                         2,000         1,995
Utica Industrial Development Agency
    Civic Facility, 4.50%, 10/1/34                        1,000         1,027
                                                                   ----------
                                                                        3,022
                                                                   ----------
NORTH CAROLINA (3.6%)
Charlotte, Series B, GO, 5.00%, 6/1/16,
    (Callable 6/1/15 @ 100)                               6,115         6,686
                                                                   ----------

NORTH DAKOTA (0.3%)
Department of Transportation, Grant &
    Revenue Anticipation Bonds,
    3.50%, 6/1/12                                           400           396
State Water Commission, 4.00%, 8/1/14                       220           222
                                                                   ----------
                                                                          618
                                                                   ----------
OHIO (2.4%)
Economic Development Revenue,
    (AMT), 4.08%, 6/1/13                                    500           494
Higher Educational Facilities Revenue,
    Ohio Northern University Project,
    3.875%, 5/1/13                                          645           639
Housing Financial Agency Mortgage
    Revenue, (AMT), 3.55%, 3/1/10                         1,000           991

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Housing Financial Agency Mortgage
    Revenue, (AMT), 3.70%, 3/1/11                  $      1,000    $      993
Housing Financial Agency Mortgage
    Revenue, (AMT), 4.00%, 3/1/14                           500           495
State Higher Education Facility
    Revenue, John Carroll University,
    4.00%, 11/15/09                                         500           505
Summit County, GO, 6.00%, 12/1/09                           400           436
                                                                   ----------
                                                                        4,553
                                                                   ----------
OKLAHOMA (1.3%)
Cleveland County Independent School
    District, GO, 4.00%, 1/1/11                           2,380         2,421
                                                                   ----------

OREGON (1.0%)
State Department Transportation
    Highway Usertax, Series A, 5.25%,
    11/15/16, (Callable 11/15/14 @ 100)                   1,775         1,949
                                                                   ----------

PENNSYLVANIA (4.6%)
Chartiers Valley Joint School, ETM,
    6.15%, 3/1/07                                         4,110         4,237
Clarion County, Industrial Development
    Authority, Water Facilities Revenue,
    (AMT), 3.60%, 12/1/32                                 2,000         1,974
Higher Educational Facilities Authority,
    Widener University, 3.60%, 7/15/11                      250           242
Higher Educational Facilities Authority,
    Widener University, 3.75%, 7/15/12                      405           391
Higher Educational Facilities Authority,
    Widener University, 3.85%, 7/15/13                      430           415
Housing Finance Agency, 4.50%, 10/1/09                    1,195         1,219
                                                                   ----------
                                                                        8,478
                                                                   ----------
PUERTO RICO (2.8%)
Commonwealth, Refunding Series A,
    5.00%, 7/1/30                                         3,000         3,128
Public Buildings Authority Revenue,
    Refunding, Government Facilities,
    Series K, 4.50%, 7/1/22                               2,000         2,017
                                                                   ----------
                                                                        5,145
                                                                   ----------
RHODE ISLAND (1.5%)
Depositors Economic Protection Corp.,
    Series A, ETM, 5.875%, 8/1/11                         2,535         2,814
                                                                   ----------

SOUTH CAROLINA (0.5%)
Anderson County School District No. 002,
    Series B, GO, 6.00%, 3/1/13,
    (Callable 3/1/10 @ 101)                                 890           980
                                                                   ----------

TENNESSEE (3.5%)
Clarksville, Public Building Authority Revenue,
    Pooled Funding, Municipal Bond Fund,
    3.08%, 7/1/34 (d)                                       900           900

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
TENNESSEE, CONTINUED
Housing Development Agency, Series A,
    4.00%, 7/1/10                                  $      1,100    $    1,102
Metropolitan Nashville Airport Authority
    Revenue, (AMT), 5.375%, 7/1/14,
    (Callable 7/1/08 @ 102)                               2,570         2,701
Shelby County, Health Educational &
    Housing Facilities Board, 5.00%, 9/1/24 (e)           1,795         1,850
                                                                   ----------
                                                                        6,553
                                                                   ----------
TEXAS (3.0%)
Cypress-Fairbanks Independent School
    District, 5.00%, 2/15/22                              1,500         1,580
Dallas Waterworks & Sewer Systems
    Revenue, 5.25%, 10/1/09                               1,000         1,060
Hidalgo County Health Services, Mission
    Hospital, Inc. Project, 4.00%, 8/15/06                  250           250
Huffman Independent School District,
    GO, 7.00%, 2/15/06                                      100           100
Huffman Independent School District,
    GO, 7.00%, 2/15/07                                      160           166
Municipal Power Agency Revenue,
    4.00%, 9/1/12                                           500           503
Series A, GO, 6.00%, 10/1/08                              1,600         1,704
Tomball Hospital Authority Revenue,
    4.00%, 7/1/06                                           250           250
                                                                   ----------
                                                                        5,613
                                                                   ----------
UTAH (0.8%)
Housing Corp., Single Family Mortgage
    Revenue, Series A, Class I, (AMT),
    2.00%, 7/1/06                                           680           672
Housing Corp., Single Family Mortgage
    Revenue, Series A, Class I, (AMT),
    2.35%, 7/1/07                                           880           861
                                                                   ----------
                                                                        1,533
                                                                   ----------
VIRGINIA (1.2%)
Richmond, GO, 5.375%, 7/15/13,
    (Prerefunded 7/15/11 @ 101)                           2,000         2,195
                                                                   ----------

WASHINGTON (4.0%)
Grant County Public Utility District
    No. 002, Electric Revenue, 5.00%, 1/1/11              2,485         2,645
King County School District No. 415,
    Kent, Series A, GO, 5.55%, 12/1/11                    2,000         2,184
Motor Vehicle Fuel Tax, R-92D,
    6.25%, 9/1/07                                         1,000         1,044
Port Tacoma, Series A, GO, (AMT),
    4.90%, 12/1/07                                        1,010         1,034
Yakima County, GO, 5.25%, 12/1/16,
    (Callable 12/1/12 @ 100)                                425           457
                                                                   ----------
                                                                        7,364
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                 187,806
                                                                   ----------

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                   ------------    ----------
MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                              103    $       --#
Dreyfus Tax Exempt Money
    Market Fund                                           2,099             2
Goldman Sachs Financial Tax Free
    Money Market Fund                                       396            --#
Merrill Lynch Institutional Tax
    Exempt Fund                                         265,542           266
                                                                   ----------

TOTAL MONEY MARKETS                                                       268
                                                                   ----------

TOTAL INVESTMENTS (COST $183,871) + - 101.0%                          188,074

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                         (1,883)
                                                                   ----------

NET ASSETS - 100.0%                                                $  186,191
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                        OHIO MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS (97.9%)
OHIO (94.6%)
Akron Bath Copley Joint Township
    Hospital District, Summa Health
    System Revenue, Series A, 5.25%,
    11/15/16, (Callable 11/15/14 @ 100)            $      1,000    $    1,066
American Municipal Power - Ohio, Inc.,
    5.25%, 1/1/11                                         1,825         1,967
Beavercreek Local School District,
    6.60%, 12/1/15                                        1,500         1,779
Berea, GO, 5.13%, 12/1/13                                 1,080         1,129
Building Authority, 5.25%, 10/1/10,
    (Callable 4/1/09 @ 101)                               2,410         2,561
Butler County Hospital Facilities
    Revenue, 4.75%, 11/15/18,
    (Callable 11/15/08 @ 101)                             2,000         1,972
Butler County Transportation
    Improvement District, Series A, 6.00%,
    4/1/12, (Callable 4/1/08 @ 102)                       2,000         2,149
Cincinnati City School District,
    Classroom Facilities Construction &
    Improvements, 5.25%, 12/1/14,
    (Callable 12/1/13 @ 100)                              3,000         3,288
Cleveland Public Power System
    Revenue, 5.25%, 11/15/16,
    (Callable 11/15/06 @ 102)                             4,900         5,068
Cleveland Stadium Project, 5.25%,
    11/15/11, (Callable 11/15/07 @ 102)                   4,110         4,327
Cleveland, GO, 5.25%, 12/1/17                             1,125         1,235
Cleveland, Non Tax Revenue, Cleveland
    Stadium Project, 5.00%, 12/1/15                       1,225         1,321
Cuyahoga County Hospital Revenue,
    5.50%, 2/15/09                                        2,245         2,370
Cuyahoga County Jail Facilities, GO,
    5.25%, 10/1/13                                        3,000         3,299
Dayton-Montgomery County Port
    Authority, Development-Parking
    Garage Project, Series A, 5.00%, 11/15/17             1,030         1,047
Economic Development Revenue, 3.50%, 12/1/07                280           276
Economic Development Revenue, 4.40%, 12/1/12                815           819
Erie County Hospital Facilities
    Revenue, 5.00%, 8/15/08                                 400           408
Erie County Hospital Facilities Revenue,
    5.50%, 8/15/12                                          250           266
Euclid City School District, GO, 5.13%,
    12/1/11, (Callable 12/1/05 @ 102)                     1,500         1,533
Franklin County Development Revenue,
    5.50%, 10/1/12,
    (Callable 10/1/09 @ 101)                              2,270         2,414
Franklin County, Online Computer
    Library Center, 5.00%, 4/15/10                        2,270         2,362
Franklin County, Trinity Health,
    5.00%, 6/1/13                                           475           506

                                    CONTINUED

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Greater Cleveland Regional Transit
    Authority, 5.38%, 12/1/11,
    (Callable 12/1/08 @ 101)                       $      1,455    $    1,549
Hamilton County Hospital Facilities
    Revenue, 5.20%, 12/1/13,
    (Callable 12/1/07 @ 101)                              1,000         1,044
Hamilton County Hospital Facilities
    Revenue, Children's Hospital Medical
    Center, 3.02%, 5/15/28 (d)                              500           500
Hamilton County Hospital Facilities
    Revenue, Cincinnati Children's
    Hospital, Series J, 4.50%, 5/15/14                    1,510         1,577
Hamilton County Hospital Facilities,
    Revenue, 5.25%, 5/15/11,
    (Callable 11/15/08 @ 101)                             2,670         2,835
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.50%, 12/1/07                  2,695         2,793
Higher Education, Case Western Reserve,
    6.25%, 7/1/14                                         6,500         7,580
Higher Education, Dennison University
    Project, 5.50%, 11/1/12,
    (Callable 11/1/11@ 101)                               1,000         1,102
Higher Education, John Carroll
    University, 5.25%, 11/15/14,
    (Callable 11/15/13 @ 100)                             1,435         1,543
Higher Education, John Carroll
    University, 5.25%, 11/15/15,
    (Callable 11/15/13 @ 100)                             1,490         1,601
Higher Educational Facilities Revenue,
    Ohio Northern University Project,
    3.50%, 5/1/10                                           475           471
Hilliard School District, 5.50%, 12/1/08                  2,780         2,934
Housing Authority, 4.63%, 9/1/31,
    (Callable 1/1/11 @ 100)                               1,405         1,414
Housing Finance Agency, (AMT),
    3.95%, 9/1/08                                           340           342
Housing Finance Agency, (AMT),
    4.15%, 9/1/09                                           580           577
Housing Finance Agency, (AMT),
    4.35%, 9/1/10                                           220           219
Housing Finance Agency, (AMT),
    3.65%, 9/1/11                                           755           728
Housing Finance Agency, (AMT),
    4.55%, 9/1/11                                           220           222
Housing Finance Agency, (AMT),
    3.30%, 9/1/30                                         1,120         1,105
Housing Finance Agency, Mortgage
    Revenue, (AMT), 3.90%, 3/1/13                         1,000           993
Knox County Hospital Facilities
    Revenue, 4.70%, 6/1/08                                1,150         1,174
Knox County Hospital Facilities
    Revenue, 5.00%, 6/1/12                                6,250         6,593
Lucas County, 6.65%, 12/1/12                                130           131

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Mental Health Capital Facilities,
    Series II-A, 5.00%, 6/1/13                     $      2,135    $    2,295
Montgomery County Catholic Health
    Initiatives, Series A, 6.00%, 12/1/26                 2,750         3,017
Montgomery County Solid Waste
    Revenue, 5.40%, 11/1/08,
    (Callable 11/1/05 @ 102)                              3,000         3,068
Municipal Electric Generation Agency,
    Refunding, Joint Venture, 5-CTFS
    Ben Int, 5.00%, 2/15/14                               2,675         2,892
North Olmstead, 6.20%, 12/1/11                            3,000         3,406
Ohio State Univeristy General Receipts,
    Series B, 5.25%, 6/1/18                               5,880         6,374
Sidney Construction, 4.90%, 11/1/07                         425           428
State Schools, 5.00%, 6/15/13                             1,000         1,082
State Solid Waste Revenue, Ohio Water
    Development Authority, (AMT),
    4.85%, 11/1/22                                        3,000         3,042
State Solid Waste Revenue, Republic
    Services Project, (AMT), 4.25%, 4/1/33                3,470         3,390
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvement Project,
    5.00%, 12/1/09                                        1,110         1,134
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvements Project,
    5.00%, 12/1/08                                        1,155         1,184
University of Cincinnati, 5.50%, 6/1/09                   2,000         2,134
University of Cincinnati, 5.00%, 6/1/10                     300           319
Water Development Authority, Pollution
    Control Facilities Revenue, 5.25%,
    12/1/08, (Callable 12/1/07 @ 101)                     1,000         1,044
                                                                   ----------
                                                                      116,998
                                                                   ----------
PUERTO RICO (3.3%)
Commonwealth, Refunding Series A,
    5.00%, 7/1/30                                         3,000         3,128
Public Buildings Authority Revenue,
    Refunding, Government Facilities,
    Series K, 4.50%, 7/1/22                               1,000         1,009
                                                                   ----------
                                                                        4,137
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                121,135
                                                                   ----------

MONEY MARKETS (0.2%)
Goldman Sachs Financial Tax Free
    Money Market Fund                                   244,015           244
                                                                   ----------

TOTAL MONEY MARKETS                                                       244
                                                                   ----------

TOTAL INVESTMENTS (COST $118,515) + - 98.1%                           121,379

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                            2,299
                                                                   ----------

NET ASSETS - 100.0%                                                $  123,678
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                    MICHIGAN MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS (97.3%)
MICHIGAN (95.7%)
Ann Arbor Water Supply Systems, 5.00%, 2/1/10      $        880    $      932
Avondale School District, UTGO, 5.00%, 5/1/10               800           846
Birmingham City School District, 5.00%, 11/1/10           1,905         2,025
Building Authority Revenue, 5.00%, 10/15/29               1,000         1,063
Central Michigan University, 5.00%, 10/1/09               1,605         1,693
Certificate of Participation, Series A,
    5.00%, 9/1/31                                         1,000         1,058
Clarkston Schools, 4.00%, 5/1/12                            200           203
Comprehensive Transportation,
    Series A, 5.25%, 5/15/09                              3,000         3,176
Detroit Convention Facilities, 5.00%, 9/30/08             2,000         2,083
Dexter Community School District,
    GO, 6.25%, 5/1/07                                     1,730         1,792
Ferndale, UTGO, 4.50%, 4/1/10                             1,190         1,239
Forest Hills Public Schools, GO,
    5.25%, 5/1/09                                         2,785         2,936
Frankenmuth School District, UTGO,
    5.50%, 5/1/06                                           125           126
Grand Rapids & Kent County Joint
    Building Authority, GO, 5.50%, 10/1/09                  605           648
Grand Rapids & Kent County Joint
    Building Authority, UTGO, 5.50%, 10/1/07                535           554
Higher Education Facilities Authority
    Revenue, Hope College Project,
    4.60%, 10/1/08                                          320           328
Higher Education Facilities Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/06                                          725           736
Higher Education Facility Authority -
    Thomas M. Cooley Law School,
    4.75%, 5/1/07                                         1,265         1,279
Higher Education Student Loan Authority
    Revenue, (AMT), 5.00%, 3/1/07                         2,525         2,552
Higher Education Student Loan Authority
    Revenue, Series XII-W, (AMT),
    4.60%, 9/1/08                                         1,000         1,026
Higher Education Student Loan Authority
    Revenue, Series XII-W, (AMT),
    4.75%, 3/1/09                                           200           207
Higher Education Student Loan Authority
    Revenue, Series XVII-I (AMT),
    3.65%, 3/1/10                                         1,000           993
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A,
    3.50%, 3/1/06                                           200           200

                                    CONTINUED

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A,
    3.85%, 3/1/07                                  $        200    $      200
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A,
    4.15%, 3/1/08                                           300           302
Hospital Financial Authority Revenue,
    McLaren Health Care, Series C,
    4.00%, 8/1/08                                           405           407
Hospital Financial Authority Revenue,
    Sparrow Obligation Group,
    5.00%, 11/15/06                                         735           741
Housing Development Authority,
    (AMT), Series B, 3.55%, 12/1/06                         175           175
Housing Development Authority,
    (AMT), Series B, 3.85%, 12/1/07                         215           214
Housing Development Authority,
    (AMT), Series B, 4.13%, 12/1/08                         305           306
Housing Development Authority,
    (AMT), Series B, 4.35%, 12/1/09                         355           354
Housing Development Authority,
    (AMT), Series B, 4.55%, 12/1/10                         455           456
Housing Development Authority,
    (AMT), Series B, 4.65%, 12/1/11                         485           493
Housing Development Authority,
    Parkway Meadows Project, 3.50%, 10/15/08                930           930
Housing Development Authority,
    Parkway Meadows Project, 3.50%, 10/15/09                710           714
Jackson County Economic Development
    Corp., Limited Obligation Revenue,
    Vista Grande Villa, Series A,
    3.07%, 11/1/31 (d)                                      200           200
Kalamazoo Hospital Finance Authority
    Revenue, Bronson Methodist Hospital,
    5.50%, 5/15/08                                          750           783
Kalamazoo Hospital Finance Authority
    Revenue, Bronson Methodist Hospital,
    5.00%, 10/15/08                                         500           520
Kent, Hospital Finance Authority
    Revenue, Spectrum Health,
    5.25%, 1/15/08                                          430           444
Kent, Hospital Financial Authority
    Revenue, Spectrum Health, Series B,
    5.00%, 7/15/11                                          600           634
Municipal Bond Authority Revenue,
    Series A, 5.25%, 12/1/07                              1,000         1,033
Municipal Building Authority Revenue,
    Government Loan Program, Series C,
    5.00%, 5/1/10                                         1,000         1,061

                                    CONTINUED

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/08                                  $      1,000    $    1,033
Novi Community School District,
    Building & Site Improvements,
    5.00%, 10/1/08                                        2,320         2,418
South Macomb Disposal Authority
    Revenue, 5.00%, 9/1/08                                1,115         1,160
State Hospital Finance Authority
    Revenue, Holland Community
    Hospital, 4.15%, 1/1/12                                 450           454
State Hospital Financial Authority
    Revenue, General Hospital
    Obligations Group, 5.00%, 5/15/10                       905           940
State Housing Development Authority,
    Multi-Family Revenue, 3.55%, 4/20/08                    395           393
State Strategic Fund Solidwaste
    Disposal Revenue, 4.63%, 12/1/12                        250           253
Strategic Fund, Hope Network Project,
    Series B, 4.75%, 9/1/07                                 615           624
Strategic Fund, Limited Obligation
    Revenue, Consumers Energy
    Company Project, 3.38%, 6/15/10                       2,000         1,980
Strategic Fund, Limited Obligation
    Revenue, Solid Waste Disposal,
    3.15%, 12/1/13                                        1,000         1,000
Trunk Line, Series A, 5.50%, 11/1/07                      1,025         1,063
Trunk Line, Series A, 5.25%, 11/1/09                      1,000         1,061
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                               2,000         2,083
University of Michigan Hospital
    Revenue, 5.00%, 12/1/09                                 510           536
Warren Building Authority, 3.70%, 11/1/09                   225           225
Wayne Charter, Airport Revenue,
    Series D, 5.25%, 12/1/06                              2,000         2,028
Wayne County Airport Authority, 5.00%, 12/1/09            1,000         1,044
Wayne County Community College, 5.25%, 7/1/09             1,000         1,059
Wayne-Westland Community Schools, 5.00%, 5/1/10           1,000         1,062
Wyandotte City School District, 4.00%, 5/1/13               810           824
Wyandotte, Electric Revenue, (AMT),
    4.50%, 10/1/11                                          600           618
Wyandotte, Electric Revenue, (AMT),
    5.00%, 10/1/12                                          600           632
Zeeland, Water System Revenue,
    (AMT), 4.00%, 10/1/06                                   245           246
Zeeland, Water System Revenue,
    (AMT), 4.00%, 10/1/07                                   255           255

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------    ----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Zeeland, Water System Revenue,
    (AMT), 4.00%, 10/1/08                          $        270    $      271
Zeeland, Water System Revenue,
    (AMT), 4.00%, 10/1/09                                   280           279
                                                                   ----------
                                                                       61,203
                                                                   ----------
PUERTO RICO (1.6%)
Public Buildings Authority Revenue,
    Refunding, Government Facilities,
    Series K, 4.50%, 7/1/22                               1,000         1,009
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                  62,212
                                                                   ----------

MONEY MARKETS (1.6%)
AIM Tax Free Money Market Fund                              172            --#
Dreyfus Tax Exempt Money
    Market Fund                                             365            --#
Goldman Sachs Financial Tax Free
    Money Market Fund                                     1,325             1
Merrill Lynch Institutional
    Tax Exempt Fund                                   1,048,069         1,048
                                                                   ----------

TOTAL MONEY MARKETS                                                     1,049
                                                                   ----------

TOTAL INVESTMENTS (COST $63,487) + - 98.9%                             63,261

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                              717
                                                                   ----------

NET ASSETS - 100.0%                                                $   63,978
                                                                   ==========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                               FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate represents the effective yield at purchase.

#     Market value is less than five hundred dollars.

+     Represents cost for financial reporting purposes.

(a) Part of this security has been deposited as initial margin on open futures contracts.

(b)   Affiliate.

(c) Dollar value included in the security description indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at January 31, 2006. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been deposited as collateral for TBA security.

(g)   All or part of this security was on loan at January 31, 2006.

(h)   Investment is in Institutional Shares of underlying fund.

(i)   Common Stock.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GO - General Obligation
REITS - Real Estate Investment Trust
TBA - To be announced
TRAINS - Targeted Return Index Security
UTGO - Unlimited Tax General Obligation


                                                 COST OF                                             NET
                                             INVESTMENTS FOR       GROSS           GROSS          UNREALIZED
                                               FEDERAL TAX       UNREALIZED      UNREALIZED     APPRECIATION/
         FIFTH THIRD FUNDS                      PURPOSES        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                             ---------------    ------------    ------------    -------------
Small Cap Growth Fund                            $ 174,377        $ 62,739       $    (765)      $   61,974
Mid Cap Growth Fund                                395,808         120,345          (1,990)         118,355
Quality Growth Fund                                789,033         156,031          (8,895)         147,136
Large Cap Core Fund                                180,401          27,620          (5,204)          22,416
Equity Index Fund                                  245,002         236,219         (16,045)         220,174
Balanced Fund                                      118,006           5,641          (1,218)           4,423
Micro Cap Value Fund                               122,765          43,324          (4,750)          38,574
Small Cap Value Fund                               138,012          23,750          (1,403)          22,347
Multi Cap Value Fund                               288,338         105,862          (3,586)         102,276
Disciplined Large Cap Value Fund                   584,673         137,969         (11,964)         126,005
LifeModel Aggressive Fund SM                       128,679          27,975            (310)          27,665
LifeModel Moderately Aggressive Fund SM            274,849          47,869          (1,816)          46,053
LifeModel Moderate Fund SM                         443,562          45,275          (7,084)          38,191
LifeModel Moderately Conservative Fund SM           96,003          11,572          (1,841)           9,731
LifeModel Conservative Fund SM                      56,061           3,045          (1,416)           1,629
Strategic Income Fund                              161,124           8,858          (3,886)           4,972
Dividend Growth Fund                                24,133           1,150            (445)             705
Technology Fund                                     67,915           4,975            (512)           4,463
International Equity Fund                          421,555          99,771         (35,549)          64,222
High Yield Bond Fund                                50,502             439            (174)             265
Bond Fund                                          351,301             709          (3,752)          (3,043)
Intermediate Bond Fund                             551,634           2,312         (13,450)         (11,138)
Short Term Bond Fund                               317,058              20          (9,290)          (9,270)
U.S. Government Bond Fund                           65,520             172            (952)            (780)
Municipal Bond Fund                                 43,538           1,910             (60)           1,850
Intermediate Municipal Bond Fund                   183,823           5,122            (871)           4,251
Ohio Municipal Bond Fund                           118,320           3,483            (424)           3,059
Michigan Municipal Bond Fund                        63,477             284            (500)            (216)


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

Open futures contracts as of January 31, 2006
(Amounts in thousands except contract amount):


                                                                                            UNREALIZED
                             NUMBER OF                                       NOTIONAL     APPRECIATION/     MARKET
                             CONTRACTS    CONTRACT TYPE                       AMOUNT      (DEPRECIATION)     VALUE
                             ---------    -------------------------------    --------     -------------   ---------
Large Cap Core Fund                 19    Standard & Poor's 500, 03/12/06    $   6,146      $    (49)     $  6,097
                                  ====                                       =========      ========      ========
Equity Index Fund                   17    Standard & Poor's 500, 03/12/06        5,378            76         5,454
                                  ====                                       =========      ========      ========
International Equity Fund           27    DAX, 03/14/06                          4,591            80         4,671
                                    82    FSTE 100, 03/16/06                     2,240           190         2,430
                                    34    FTSE 100, 03/17/06                    (3,401)          (71)       (3,472)
                                    65    HANG SENG, 2/27/06                     6,552            93         6,645
                                    66    TOPIX, 03/09/06                        8,750           883         9,633
                                  ----                                       ---------      --------      --------
                                   274                                       $  18,732      $  1,175      $ 19,907
                                  ====                                       =========      ========      ========


As of January 31, 2006, the following Funds had securities on loan with the following market values and collateral amounts:


                                                                                  AVERAGE
                                                                    MARKET         LOAN
                                                      OPEN         VALUE OF     OUTSTANDING
                                        CASH       COLLATERAL       LOANED      DURING THE
                                     COLLATERAL    COMMITMENTS    SECURITIES       YEAR
                                     ----------    -----------    ----------    -----------
Small Cap Growth Fund                $  44,144       $  (147)     $  42,852     $  45,361
Mid Cap Growth Fund                     97,743          (207)        94,881        76,672
Quality Growth Fund                     95,963           (86)        93,153       147,231
Large Cap Core Fund                     14,384          (119)        13,963        18,377
Equity Index Fund                       53,487          (124)        51,921        49,032
Balanced Fund                            8,564           (79)         8,313         9,005
Micro Cap Value Fund                    19,705            40         19,128        17,316
Small Cap Value Fund                    19,918            65         19,335        27,330
Multi Cap Value Fund                    45,760          (114)        44,420        45,694
Disciplined Large Cap Value Fund       110,337           (36)       107,106        71,894
Strategic Income Fund                    9,417            46          9,142         8,563
Dividend Growth Fund                     2,679            --^         2,600           952
Technology Fund                         17,174           144         16,672        12,536
International Equity Fund               24,287           (45)        23,576        17,324
Bond Fund                                4,095            --          3,976        12,242
Intermediate Bond Fund                  26,838             2         26,052        22,613
Short Term Bond Fund                    18,281            --         17,746        23,820


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The cash collateral from securities lending received by the Fifth Third Funds at January 31, 2006, was pooled and invested in the following:


SECURITY TYPE             SECURITY NAME                      VALUE        RATE      MATURITY DATE
------------------        --------------------------        --------    --------    -------------
Certificate of Deposit    Bayersiche Landesbank NY          $ 25,000      4.54%         2/26/07
Floating Rate Security    American Express Bank               27,000      4.40%         3/16/06
Floating Rate Security    Bank of New York Co., Inc.          40,000      4.39%          2/9/07
Floating Rate Security    Canadian Imperial Bank NY           20,000      4.49%         2/23/07
Floating Rate Security    General Electric Capital Corp.       7,705      4.52%          2/9/07
Floating Rate Security    Goldman Sachs Group, Inc.           27,000      4.48%         1/12/07
Floating Rate Security    HSBC Finance Corp.                  35,000      4.51%         2/23/07
Floating Rate Security    IBM Corp.                           35,000      4.41%          2/8/07
Floating Rate Security    Morgan Stanley                      10,000      4.38%          2/5/07
Floating Rate Security    Morgan Stanley                       5,000      4.38%          2/5/07
Floating Rate Security    Morgan Stanley                      25,000      4.42%          2/2/07
Floating Rate Security    Florida Heart Group                  8,810      4.54%          4/1/14
Floating Rate Security    Guiding Light Church                11,000      4.54%          3/1/25
Floating Rate Security    AISF Global Finance                 10,006      4.56%        12/11/06
Floating Rate Security    General Electric Capital Corp.       6,000      4.46%          2/3/06
Floating Rate Security    General Electric Capital Corp.       5,000      4.49%          2/6/06
Floating Rate Security    Merrill Lynch & Co., Inc.           29,000      4.55%         3/17/06
Floating Rate Security    Procter & Gamble Co.                25,000      4.43%         7/10/06
Floating Rate Security    Wal-Mart                            39,996      4.35%         3/16/06
Floating Rate Security    Bear Stearns                        25,000      4.62%          2/1/06
Repurchase Agreement      Barclays Capital Markets            96,259      4.46%          2/1/06
Repurchase Agreement      Deutsche Bank Securities, Inc.     100,000      4.45%          2/1/06


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of January 31, 2006:


                              CONTRACT       CONTRACT      CURRENT       UNREALIZED
   DELIVERY                AMOUNT (LOCAL    VALUE U.S.      VALUE       APPRECIATION/
     DATE                    CURRENCY)        DOLLAR     U.S. DOLLAR    (DEPRECIATION)
    -------                --------------   ----------   -----------    -------------
AUSTRALIAN DOLLAR
-----------------------------------------
Short Contracts
    2/17/06                       8,795      $ 6,555       $ 6,664         $(109)
Long Contracts
    2/17/06                       8,795        6,398         6,666           268

EURO
-----------------------------------------
Short Contracts
    2/17/06                       2,374        2,793         2,888           (95)
    3/15/06                       1,570        1,882         1,912           (30)
    3/15/06                       1,302        1,561         1,586           (25)
    3/15/06                       1,055        1,265         1,285           (20)
Long Contacts
    2/17/06                      17,262       20,230        20,993           763
    2/17/06                       5,556        6,601         6,757           156
    3/15/06                       1,961        2,353         2,388            35
    3/15/06                         833          999         1,014            15

BRISTISH POUND STERLING
-----------------------------------------
Short Contracts
    2/17/06                          60          104           107            (3)
    2/17/06                       1,432        2,457         2,547           (90)
    2/17/06                       1,431        2,456         2,546           (90)
    2/17/06                       1,551        2,699         2,760           (61)
    2/17/06                       1,400        2,467         2,490           (23)
Long Contracts
    2/17/06                       4,806        8,331         8,550           219
    2/17/06                       5,609        9,703         9,977           274
    2/17/06                       3,397        6,025         6,042            17

HONG KONG DOLLAR
-----------------------------------------
Short Contracts
    2/17/06                      53,049        6,837         6,841            (4)
    2/17/06                       6,954          897           897            --^

JAPANESE YEN
-----------------------------------------
Short Contracts
    2/17/06                     546,233        4,630         4,667           (37)
    2/17/06                   1,091,972        9,259         9,329           (70)
    2/17/06                   1,334,885       11,174        11,404          (230)
    2/17/06                     358,782        3,000         3,065           (65)
    2/17/06                     190,781        1,600         1,630           (30)
    3/15/06                   1,066,989        8,980         9,145          (165)
    3/15/06                   1,547,623       13,034        13,265          (231)
    3/15/06                     861,123        7,252         7,381          (129)
    3/15/06                     602,397        5,070         5,163           (93)
    3/15/06                     191,744        1,655         1,643            12
    2/17/06                     694,454        6,054         5,933           121
    2/17/06                      50,894          442           435             7
Long Contracts
    2/17/06                     632,012        5,361         5,399            38
    2/17/06                     898,900        7,544         7,679           135
    3/15/06                     271,843        2,288         2,330            42
    3/15/06                     611,136        5,147         5,238            91
    3/15/06                   1,352,172       11,385        11,590           205
    3/15/06                   2,049,696       17,261        17,568           307
    2/17/06                     762,911        6,590         6,517           (73)

SINGAPORE DOLLAR
-----------------------------------------
Short Contracts
    2/17/06                       4,343        2,558         2,679          (121)
    2/17/06                      10,103        6,025         6,233          (208)
Long Contacts
    2/17/06                       4,343        2,580         2,679            99

THAILAND BAHT
-----------------------------------------
Long Contracts
    2/1/06                        8,170          210           210            --^
    2/2/06                           99            3             3            --^
    2/3/06                           21            1             1            --^

SOUTH AFRICAN RAND
-----------------------------------------
Long Contracts
    3/15/06                      11,100        1,796         1,831            35
    3/15/06                       2,467          400           407             7


^     REPRESENTS FEWER THAN FIVE HUNDRED DOLLARS.

                        SEE NOTES TO FINANCIAL STATEMENTS

                       This page intentionally left blank.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of January 31, 2006, were as follows:


                                     SMALL CAP   MID CAP     QUALITY   LARGE CAP   EQUITY    MICRO CAP   SMALL CAP    MULTI CAP
                                      GROWTH      GROWTH     GROWTH      CORE       INDEX      VALUE       VALUE        VALUE
                                       FUND        FUND       FUND       FUND       FUND       FUND        FUND         FUND
                                     ---------   --------   --------   ---------   -------   ---------   ---------   -----------
Advertising                              1.0%      --          --        0.3%       0.2%        0.6%         --         --
Aerospace/Defense                         --       --         3.3%       3.4%       1.9%         --          --        1.5%
Agriculture                               --       --          --        1.1%       1.6%         --          --         --
Airlines                                  --       --          --         --        0.1%        0.3%         --         --
Apparel                                   --      4.0%        2.2%       0.3%       0.4%        5.9%        2.3%       0.4%
Auto Manufacturers                        --       --          --        0.4%       0.4%         --          --        0.6%
Auto Parts & Equipment                   2.8%      --          --        0.8%       0.2%         --          --        0.8%
Banks                                    1.8%      --         3.6%       4.2%       6.2%        2.1%        3.5%       7.1%
Beverages                                 --       --         0.8%       2.2%       2.0%         --         1.8%       0.4%
Biotechnology                             --       --         4.7%       0.7%       1.1%         --          --        0.8%
Building Materials                        --       --          --         --        0.2%        2.8%         --        0.6%
Cash Equivalents                        23.2%    23.7%       11.3%       7.6%      13.0%       13.8%       14.2%      13.3%
Chemicals                                 --       --          --        0.4%       1.3%        3.7%        7.0%       2.8%
Closed-end Funds                          --       --          --         --         --          --          --         --
Coal                                      --       --          --         --         --          --          --         --
Commercial Services                      3.1%     7.0%        5.4%       3.0%       0.8%        4.8%        4.2%       0.8%
Computers                                2.4%     4.7%        2.9%       3.4%       4.0%        5.5%        0.9%       3.5%
Cosmetics/Personal Care                   --       --         2.1%       1.0%       2.3%         --          --         --
Distribution/Wholesale                   3.4%     2.7%                    --         --^        0.1%         0.4%        --
Diversified Financial Services           1.5%     4.2%        3.6%      10.4%       7.9%         --         4.6%       8.7%
Electric                                 0.8%      --          --        3.6%       3.1%         --         4.5%       3.0%
Electrical Components & Equipment        2.4%      --         1.0%        --        0.3%        1.0%         --         --
Electronics                              2.8%     5.0%        1.2%       1.0%       0.6%        4.6%         --        2.3%
Engineering & Construction               0.7%      --          --         --        0.1%        0.5%         --         --
Entertainment                            1.4%     1.5%         --         --        0.1%         --          --         --
Environmental Control                     --      1.0%         --         --        0.2%        1.4%         --         --
Food                                     1.3%      --         1.3%       3.7%       1.6%        3.4%        6.4%       6.1%
Food Service                              --       --          --         --         --          --          --         --
Forest Products & Paper                   --       --          --        0.1%       0.5%         --          --         --
Gas                                       --       --          --         --        0.2%        0.5%        1.5%        --
Hand/Machine Tools                        --       --          --         --        0.1%         --          --        1.4%
Healthcare-Products                     10.7%     7.9%        4.5%       3.1%       3.3%        3.4%        2.5%        --
Healthcare-Services                      5.0%     4.1%        2.6%       1.5%       1.9%        1.5%        2.4%       3.5%
Holding Companies-Diversified             --       --          --        0.8%        --          --          --         --
Home Builders                            0.9%     2.1%         --         --        0.4%         --          --         --
Home Furnishings                          --       --          --         --        0.2%        1.6%         --        1.0%
Household Products/Wares                 1.0%      --          --         --        0.2%        2.2%        2.3%       1.0%
Housewares                                --       --          --        0.7%       0.1%         --          --         --
Insurance                                1.5%     2.2%        2.0%       7.7%       4.9%        5.0%        7.8%       7.1%
Internet                                 6.3%     2.6%        0.9%       0.1%       1.2%        4.3%         --         --
Investment Companies                     4.3%     1.8%         --^       2.9%       1.3%        3.7%        6.1%       1.6%
Iron/Steel                               1.7%     1.5%         --        0.6%       0.2%        2.7%         --        0.8%
Leisure Time                              --       --          --        0.1%       0.4%        0.7%         --        0.4%
Lodging                                   --      4.6%        5.6%        --        0.4%         --          --         --
Machinery-Construction & Mining          1.7%     4.8%         --        0.7%       0.4%         --          --         --
Machinery-Diversified                    0.8%      --         2.5%       0.4%       0.4%        0.4%        2.0%       2.6%
Media                                     --       --          --        2.2%       3.1%         --          --        1.8%
Metal Fabricate/Hardware                  --      1.2%         --         --         --         0.9%         --         --
Mining                                    --       --          --        1.0%       0.7%        1.5%        2.7%       0.9%
Miscellaneous Manufacturing              0.1%     0.9%        3.8%       2.9%       5.0%        2.2%        1.3%       4.0%
Office Furnishings                        --       --          --         --         --          --          --         --
Office/Business Equipment                 --       --          --         --        0.2%         --          --         --
Oil & Gas                                3.4%     9.1%        1.2%       8.4%       8.3%         --         1.1%       9.5%
Oil & Gas Services                       6.9%     2.4%        0.7%       0.6%       1.6%        3.1%        6.2%       3.2%
Packaging & Containers                    --       --          --         --        0.1%         --          --         --
Pharmaceuticals                          4.3%     2.0%        6.7%       6.5%       6.1%        3.3%         --        4.0%
Pipelines                                 --       --          --         --        0.3%         --          --         --
Real Estate                               --       --          --         --         --          --          --         --
REITS                                     --       --          --         --        0.7%        3.0%        0.5%        --
Retail                                   8.9%     5.4%       11.6%       6.5%       5.8%        6.6%       12.0%       5.4%
Savings & Loans                           --       --          --         --        0.6%        1.9%        1.0%       0.5%
Semiconductors                           5.6%     8.5%        7.9%       3.5%       3.1%        1.5%        4.0%       2.0%
Shipbuilding                              --       --          --         --         --          --          --         --
Software                                 5.0%     4.3%        7.4%       3.4%       4.0%        1.3%        1.3%        --
Sovereign                                 --       --          --         --         --          --          --         --
Storage/Warehousing                       --       --          --         --         --          --          --         --
Telecommunications                       4.3%     4.4%        8.5%       3.4%       5.9%        5.1%        3.6%       5.6%
Textiles                                  --       --         1.0%        --        0.1%        0.3%         --         --
Toys/Games/Hobbies                       1.2%      --          --        0.4%       0.1%         --          --        0.6%
Transportation                           1.9%     1.2%         --        2.1%       1.7%        5.1%        6.6%       3.7%
Trucking & Leasing                        --       --          --         --         --^         --          --         --
Water                                     --       --          --         --         --          --          --         --


                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                     DISCIPLINED                 LIFEMODEL                   LIFEMODEL
                                      LARGE CAP    LIFEMODEL    MODERATELY    LIFEMODEL     MODERATELY       LIFEMODEL
                                        VALUE      AGGRESSIVE   AGGRESSIVE     MODERATE    CONSERVATIVE    CONSERVATIVE
                                        FUND        FUND SM       FUND SM      FUND SM        FUND SM         FUND SM
                                      ----------   ----------   -----------   ----------   -------------   -------------
Advertising                               --           --           --            --            --              --
Aerospace/Defense                        3.4%          --           --            --            --              --
Agriculture                               --           --           --            --            --              --
Airlines                                  --           --           --            --            --              --
Apparel                                   --           --           --            --            --              --
Auto Manufacturers                       2.2%          --           --            --            --              --
Auto Parts & Equipment                    --           --           --            --            --              --
Banks                                   11.5%          --           --            --            --              --
Beverages                                2.3%          --           --            --            --              --
Biotechnology                             --           --           --            --            --              --
Building Materials                       0.9%          --           --            --            --              --
Cash Equivalents                        18.4%          --           --            --            --              --
Chemicals                                4.2%          --           --            --            --              --
Closed-end Funds                          --           --           --            --            --              --
Coal                                      --           --           --            --            --              --
Commercial Services                      1.3%          --           --            --            --              --
Computers                                3.2%          --           --            --            --              --
Cosmetics/Personal Care                   --           --           --            --            --              --
Distribution/Wholesale                     --          --           --            --            --              --
Diversified Financial Services           7.1%          --           --            --            --              --
Electric                                 3.8%          --           --            --            --              --
Electrical Components & Equipment         --           --           --            --            --              --
Electronics                              1.7%          --           --            --            --              --
Engineering & Construction                --           --           --            --            --              --
Entertainment                             --           --           --            --            --              --
Environmental Control                     --           --           --            --            --              --
Food                                     7.1%          --           --            --            --              --
Food Service                              --           --           --            --            --              --
Forest Products & Paper                   --           --           --            --            --              --
Gas                                       --           --           --            --            --              --
Hand/Machine Tools                       0.7%          --           --            --            --              --
Healthcare-Products                       --           --           --            --            --              --
Healthcare-Services                      1.6%          --           --            --            --              --
Holding Companies-Diversified             --           --           --            --            --              --
Home Builders                             --           --           --            --            --              --
Home Furnishings                          --           --           --            --            --              --
Household Products/Wares                  --           --           --            --            --              --
Housewares                                --           --           --            --            --              --
Insurance                                8.3%          --           --            --            --              --
Internet                                  --           --           --            --            --              --
Investment Companies                     2.5%       100.3%       100.1%        100.0%        100.1%          100.3%
Iron/Steel                                --           --           --            --            --              --
Leisure Time                             1.6%          --           --            --            --              --
Lodging                                   --           --           --            --            --              --
Machinery-Construction & Mining          1.5%          --           --            --            --              --
Machinery-Diversified                    1.1%          --           --            --            --              --
Media                                    2.9%          --           --            --            --              --
Metal Fabricate/Hardware                  --           --           --            --            --              --
Mining                                   0.7%          --           --            --            --              --
Miscellaneous Manufacturing              1.8%          --           --            --            --              --
Office Furnishings                        --           --           --            --            --              --
Office/Business Equipment                 --           --           --            --            --              --
Oil & Gas                               14.2%          --           --            --            --              --
Oil & Gas Services                        --           --           --            --            --              --
Packaging & Containers                    --           --           --            --            --              --
Pharmaceuticals                          6.3%          --           --            --            --              --
Pipelines                                 --           --           --            --            --              --
Real Estate                               --           --           --            --            --              --
REITS                                     --           --           --            --            --              --
Retail                                   2.5%          --           --            --            --              --
Savings & Loans                           --           --           --            --            --              --
Semiconductors                           0.9%          --           --            --            --              --
Shipbuilding                              --           --           --            --            --              --
Software                                  --           --           --            --            --              --
Sovereign                                 --           --           --            --            --              --
Storage/Warehousing                       --           --           --            --            --              --
Telecommunications                       4.6%          --           --            --            --              --
Textiles                                  --           --           --            --            --              --
Toys/Games/Hobbies                        --           --           --            --            --              --
Transportation                            --           --           --            --            --              --
Trucking & Leasing                        --           --           --            --            --              --
Water                                     --           --           --            --            --              --

                                      DIVIDEND                  INTERNATIONAL
                                       GROWTH      TECHNOLOGY       EQUITY
                                        FUND          FUND           FUND
                                     -----------   ----------   --------------
Advertising                                --            1.4%          0.1%
Aerospace/Defense                         5.8%            --           0.5%
Agriculture                               1.8%            --           0.7%
Airlines                                   --             --           0.1%
Apparel                                   1.1%            --           0.1%
Auto Manufacturers                         --             --           3.3%
Auto Parts & Equipment                    2.0%            --           0.6%
Banks                                    11.4%            --          17.0%
Beverages                                 5.9%            --           1.1%
Biotechnology                              --            7.4%           --^
Building Materials                         --             --           1.6%
Cash Equivalents                         12.0%          31.4%          8.9%
Chemicals                                 5.0%            --           2.2%
Closed-end Funds                           --             --           0.1%
Coal                                       --             --            --^
Commercial Services                       0.6%           6.8%          0.7%
Computers                                 1.0%           5.8%          0.5%
Cosmetics/Personal Care                   4.4%            --           0.6%
Distribution/Wholesale                     --             --           1.2%
Diversified Financial Services            4.9%            --           2.1%
Electric                                   --             --           2.8%
Electrical Components & Equipment         2.7%           3.2%          1.2%
Electronics                                --            1.8%          2.0%
Engineering & Construction                 --             --           1.3%
Entertainment                              --             --           0.3%
Environmental Control                      --             --            --^
Food                                      3.9%            --           3.2%
Food Service                               --             --           0.1%
Forest Products & Paper                    --             --           0.4%
Gas                                        --             --           0.5%
Hand/Machine Tools                         --             --           0.5%
Healthcare-Products                      10.6%           2.2%          0.6%
Healthcare-Services                        --             --            --^
Holding Companies-Diversified              --             --           0.8%
Home Builders                              --             --           0.4%
Home Furnishings                           --             --           0.9%
Household Products/Wares                   --             --           0.3%
Housewares                                 --             --            --^
Insurance                                 2.3%            --           4.4%
Internet                                   --            7.0%          0.6%
Investment Companies                      0.7%           1.2%          3.7%
Iron/Steel                                 --             --           1.0%
Leisure Time                              1.0%            --           0.1%
Lodging                                   2.0%            --           0.3%
Machinery-Construction & Mining            --             --           0.3%
Machinery-Diversified                     1.4%           2.7%          0.5%
Media                                     1.0%            --           1.0%
Metal Fabricate/Hardware                   --             --           0.2%
Mining                                     --             --           2.9%
Miscellaneous Manufacturing               4.8%           3.7%          1.7%
Office Furnishings                         --             --            --^
Office/Business Equipment                  --             --           0.7%
Oil & Gas                                 8.1%            --           9.2%
Oil & Gas Services                        1.2%            --            --
Packaging & Containers                     --             --           0.1%
Pharmaceuticals                           3.6%           2.7%          6.2%
Pipelines                                  --             --            --
Real Estate                                --             --           2.3%
REITS                                      --             --           0.1%
Retail                                    3.3%            --           2.3%
Savings & Loans                            --             --            --
Semiconductors                            2.4%          26.6%          0.5%
Shipbuilding                               --             --             --^
Software                                  3.4%          22.9%          0.7%
Sovereign                                  --             --           0.3%
Storage/Warehousing                        --             --            --^
Telecommunications                        1.7%           5.4%          6.2%
Textiles                                   --             --           0.3%
Toys/Games/Hobbies                         --             --           0.2%
Transportation                            1.3%            --           1.6%
Trucking & Leasing                         --             --            --
Water                                      --             --           0.3%


___________________________________
^     Amount is less than 0.05%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                  96-97 Speard

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of January 31, 2006, were as follows:

                                                  STRATEGIC
                                     BALANCED      INCOME
                                       FUND         FUND
                                     ---------    ---------
Aerospace/Defense                         0.2%        --
Agriculture                               0.7%       0.7%
Auto Manufacturers                        2.6%        --
Auto Parts & Equipment                    1.0%        --
Automobile ABS                            4.1%        --
Banks                                     3.6%      17.4%
Beverages                                 0.9%       0.1%
Cash Equivalents                          7.9%       6.0%
Chemicals                                 1.3%        --
Closed-end Funds                           --        9.6%
Coal                                      1.2%        --
Commercial MBS                            7.6%        --
Commercial Services                       0.6%        --
Computers                                 0.2%        --
Cosmetics/Personal Care                   1.3%       0.4%
Credit Card ABS                            --        0.3%
Diversified Financial Services            3.8%      22.1%
Electric                                  2.8%       5.8%
Electrical Components & Equipment         0.7%        --
Electronics                               0.6%        --
Engineering & Construction                0.8%        --
FGLMC Collateral                          1.1%        --
FNMA Collateral                           1.3%        --
Food                                      1.6%       1.2%
Forest Products & Paper                    --        1.1%
Hand / Machine Tools                      1.6%        --
Healthcare-Products                       3.9%        --
Healthcare-Services                       1.9%        --
Holding Companies-Diversified              --        0.7%
Insurance                                 2.1%       6.7%
Investment Companies                      6.0%       1.5%
Machinery-Construction & Mining           1.3%        --
Machinery-Diversified                     2.2%        --
Media                                     0.8%       1.1%
Miscellaneous Manufacturing               0.7%       0.2%
Oil & Gas                                 3.6%       1.0%
Oil & Gas Services                        3.6%        --
Other ABS                                 0.4%        --
Pharmaceuticals                           2.0%        --
Pipelines                                 0.2%       0.6%
Regional(state/provnc)                     --        0.6%
REITS                                      --       16.2%
Retail                                    4.0%       0.6%
Savings & Loans                            --        0.5%
Semiconductors                            2.1%        --
Software                                  2.1%        --
Sovereign                                12.7%       6.1%
Telecommunications                        2.1%       1.5%
Transportation                            2.0%       0.3%
WL Collateral CMO                        11.4%       3.7%

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of January 31, 2006, were as follows:

                                       INTERMEDIATE     OHIO      MICHIGAN
                           MUNICIPAL    MUNICIPAL     MUNICIPAL   MUNICIPAL
                             BOND          BOND         BOND        BOND
                             FUND          FUND         FUND        FUND
                           ---------   ------------   ---------   ---------
Airport                        7.2%         7.0%          --         4.8%
Cash Equivalents               0.6%         0.1%         0.2%        1.6%
Development                    5.2%         6.4%         2.8%        3.4%
Education                      4.2%         1.3%         2.3%         --
Facilities                     2.4%         3.0%         6.4%        8.4%
General                        7.0%         5.0%         4.9%        4.9%
General Obligation             6.8%        14.3%        13.9%        7.7%
Higher Education              13.6%         2.9%        17.1%        8.0%
Housing                        3.1%         4.3%         3.4%        2.6%
Medical                       10.3%        11.1%        18.0%       13.9%
Multifamily Housing             --          0.3%          --         0.6%
Pollution                      0.5%         0.9%         8.5%        3.8%
Power                           --          5.4%         8.0%        2.0%
School District               21.7%        15.8%         7.7%       15.2%
Single Family Housing          2.7%         5.4%         1.1%        3.1%
Student Loan                   2.2%         6.6%          --         7.5%
Transportation                 4.6%         7.2%         3.8%        8.3%
Utilities                      0.6%         2.2%          --          --
Water                          5.9%         1.8%          --         3.1%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of January 31, 2006, were as follows:


                                                                                              U.S.
                                                             INTERMEDIATE    SHORT TERM    GOVERNMENT
                                   HIGH YIELD      BOND          BOND           BOND          BOND
                                    BOND FUND      FUND          FUND           FUND          FUND
                                   ----------    --------    ------------    ----------    ----------
Aerospace/Defense                        0.5%         --          --              --           --
Agency Collateral CMO                     --          --          --             1.1%         1.5%
Agency Collateral PAC CMO                 --          --          --             3.7%          --
Agency Collateral Supp CMO                --          --          --              --          3.2%
Auto Manufacturers                       1.7%        2.8%         --             0.5%          --
Automobile ABS                            --         7.1%        4.1%            9.1%          --
Banks                                     --         7.5%        8.3%            1.1%          --
Beverages                                 --          --         0.2%             --           --
Building Materials                       1.4%         --          --              --           --
Cash Equivalents                          --         1.4%        5.2%            6.3%          --
Chemicals                                1.4%         --          --^             --           --
Coal                                     4.7%         --          --              --           --
Commercial MBS                            --        17.4%       14.3%            9.5%          --
Commercial Services                      4.6%        0.7%        0.2%             --           --
Computers                                1.5%         --          --             1.0%          --
Credit Card ABS                           --          --         1.0%            0.3%          --
Development                               --          --          --             0.3%          --
Diversified Financial Services          20.2%        1.3%        9.1%            8.3%          --
Electric                                 8.3%        1.1%        2.7%            0.8%          --
Environmental Control                    1.5%         --          --              --           --
FGLMC Collateral                          --         1.1%         --              --           --
FNMA Collateral                           --         3.0%         --              --           --
Food                                     3.9%        1.9%         --             0.7%          --
Forest Products & paper                  2.9%         --          --              --           --
Home Builders                            3.3%         --          --              --           --
Gas                                       --          --         1.0%            1.1%          --
Healthcare-Services                       --          --          --             1.2%          --
Holding Companies-Diversified             --          --          --             1.4%          --
Home Equity ABS                           --          --         1.8%            1.4%          --
Household Products/Wares                 1.5%         --         0.2%             --           --
Insurance                                 --         0.0%        1.4%            0.5%          --
Investment Companies                     2.1%        1.5%        0.7%            3.0%         5.3%
Iron/Steel                               3.1%         --          --              --           --
Leisure Time                             1.5%         --          --              --           --
Lodging                                  1.5%         --          --              --           --
Machinery - Diversified                  1.6%         --          --              --           --
Media                                    7.3%        1.1%        0.7%            2.3%          --
Mining                                   1.1%         --         0.2%             --           --
Miscellaneous Manufacturing              1.5%         --          --              --           --
Office Furnishings                       1.5%         --          --              --           --
Oil & Gas                                4.7%        1.0%        1.3%            0.3%          --
Other ABS                                 --         2.4%        4.5%            2.4%         6.2%
Packaging & Containers                   1.6%         --          --              --           --
Pharmaceuticals                          1.5%         --          --              --           --
Pipelines                                2.3%        0.3%        0.7%            0.6%          --
REITS                                     --         0.5%        0.6%            1.4%          --
Retail                                   3.4%        0.5%         --              --           --
Savings & Loans                           --         1.4%         --              --           --
Sovereign                                 --        42.6%       20.6%           26.8%        93.4%
Telecommunications                       4.6%        1.2%         --             1.4%          --
Transportation                           1.1%         --^        0.2%             --           --
WL Collateral CMO                        2.9%       24.0%       25.4%           18.1%          --


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                    SMALL CAP      MID CAP       QUALITY      LARGE CAP
                                                                     GROWTH        GROWTH        GROWTH         CORE
                                                                      FUND          FUND          FUND          FUND
                                                                    ---------     ---------     ---------     ---------
ASSETS:
Investments,at cost                                                 $ 165,778     $ 392,504     $ 782,067     $ 174,686
Net unrealized appreciation                                            62,294       118,696       154,022        22,871
                                                                    ---------     ---------     ---------     ---------
Investments,at value                                                  228,072       511,200       936,089       197,557
Investment in affiliates,at value (cost $8,279,$2,963,$80,$5,260,
    $5,496,$6,554,$3,744,$8,592,$5,656,$15,312,$--;respectively)        8,279         2,963            80         5,260
                                                                    ---------     ---------     ---------     ---------
    Total Investments                                                 236,351       514,163       936,169       202,817
Cash                                                                       --            --            -- ^         381
Interest,dividends and other receivables                                   34            60           211           128
Receivable for investments sold                                         2,100            --        14,107           648
Receivable for Fund shares sold                                             2            24            14            -- ^
Receivable from Advisor and affiliates                                     --            --            --             3
Prepaid expenses and other assets                                          25            35            49            25
                                                                    ---------     ---------     ---------     ---------
    Total Assets                                                      238,512       514,282       950,550       204,002
                                                                    ---------     ---------     ---------     ---------
LIABILITIES:
Payable for investments purchased                                       3,671         4,088         4,765            --
Payable for securities loaned                                          44,144        97,743        95,963        14,384
Payable for Fund shares redeemed                                           69            11           294            58
Payable for variation margin on futures contracts                          --            --            --            21
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                     115           285           605           119
    Distribution and administrative services fees                           7            16            49             6
    Other                                                                  65            51           159            28
                                                                    ---------     ---------     ---------     ---------
    Total Liabilities                                                  48,071       102,194       101,835        14,616
                                                                    ---------     ---------     ---------     ---------
NET ASSETS:
Paid-in Capital                                                       120,248       262,808       743,186       205,280
Accumulated net investment income/(loss)                                 (830)         (733)       (1,157)            2
Accumulated net realized gain/(loss) from investment
    transactions and futures                                            8,729        31,317       (47,336)      (38,718)
Net unrealized appreciation on investments and futures                 62,294       118,696       154,022        22,822
                                                                    ---------     ---------     ---------     ---------
    Net Assets                                                      $ 190,441     $ 412,088     $ 848,715     $ 189,386
                                                                    =========     =========     =========     =========
Market value of securities loaned                                   $  42,852     $  94,881     $  93,153     $  13,963
                                                                    =========     =========     =========     =========
Net Assets:
    Institutional Shares                                            $ 165,742     $ 361,089     $ 682,632     $ 165,241
    Class A Shares                                                     21,457        41,224       143,131        22,929
    Class B Shares                                                      1,780         7,219        16,253         1,029
    Class C Shares                                                        584         1,492         4,188           184
    Advisor Shares                                                        878         1,064         2,511             3
    Select Shares                                                          NA            NA            NA            NA
    Preferred Shares                                                       NA            NA            NA            NA
    Trust Shares                                                           NA            NA            NA            NA
                                                                    ---------     ---------     ---------     ---------
    Total                                                           $ 190,441     $ 412,088     $ 848,715     $ 189,386
                                                                    =========     =========     =========     =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                               10,893        20,397        39,887        10,963
    Class A Shares                                                      1,455         2,381         8,524         1,541
    Class B Shares                                                        124           434         1,005            70
    Class C Shares                                                         41            93           266            11
    Advisor Shares                                                         60            62           152            -- ^
    Select Shares                                                          NA            NA            NA            NA
    Preferred Shares                                                       NA            NA            NA            NA
    Trust Shares                                                           NA            NA            NA            NA
                                                                    ---------     ---------     ---------     ---------
    Total                                                              12,573        23,367        49,834        12,585
                                                                    =========     =========     =========     =========
Net Asset Value
    Institutional Shares                                            $   15.22     $   17.70     $   17.11     $   15.07
                                                                    =========     =========     =========     =========
    Class A Shares-redemption price per share                       $   14.75     $   17.31     $   16.79     $   14.87
                                                                    =========     =========     =========     =========
    Class B Shares-offering price per share*                        $   14.33     $   16.66     $   16.18     $   14.90
                                                                    =========     =========     =========     =========
    Class C Shares-offering price per share*                        $   14.35     $   16.06     $   15.76     $   14.91
                                                                    =========     =========     =========     =========
    Advisor Shares-redemption price per share                       $   14.77     $   17.15     $   16.63     $   15.07
                                                                    =========     =========     =========     =========
    Select Shares                                                          NA            NA            NA            NA
                                                                    =========     =========     =========     =========
    Preferred Shares                                                       NA            NA            NA            NA
                                                                    =========     =========     =========     =========
    Trust Shares                                                           NA            NA            NA            NA
                                                                    =========     =========     =========     =========
Maximum Sales Charge
    Class A Shares                                                       5.00%         5.00%         5.00%         5.00%
    Advisor Shares                                                       3.25%         3.25%         3.25%         3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share
    Class A Shares                                                  $   15.53     $   18.22     $   17.67     $   15.65
                                                                    =========     =========     =========     =========
    Advisor Shares                                                  $   15.27     $   17.73     $   17.19     $   15.58
                                                                    =========     =========     =========     =========



                                                                     EQUITY                     MICRO CAP     SMALL CAP
                                                                      INDEX       BALANCED        VALUE         VALUE
                                                                      FUND          FUND          FUND          FUND
                                                                    ---------     ---------     ---------     ---------
ASSETS:
Investments,at cost                                                 $ 234,510     $ 111,076     $ 118,928     $ 129,408
Net unrealized appreciation                                           225,170         4,799        38,667        22,359
                                                                    ---------     ---------     ---------     ---------
Investments,at value                                                  459,680       115,875       157,595       151,767
Investment in affiliates,at value (cost $8,279,$2,963,$80,$5,260,
    $5,496,$6,554,$3,744,$8,592,$5,656,$15,312,$--;respectively)        5,496         6,554         3,744         8,592
                                                                    ---------     ---------     ---------     ---------
    Total Investments                                                 465,176       122,429       161,339       160,359
Cash                                                                       --            --            --            --
Interest,dividends and other receivables                                  376           266            20            48
Receivable for investments sold                                            --         5,186         1,968         2,310
Receivable for Fund shares sold                                            11            10            21            -- ^
Receivable from Advisor and affiliates                                      9             1            --             6
Prepaid expenses and other assets                                          45            29            32            11
                                                                    ---------     ---------     ---------     ---------
    Total Assets                                                      465,617       127,921       163,380       162,734
                                                                    ---------     ---------     ---------     ---------
LIABILITIES:
Payable for investments purchased                                         732        10,434            --         2,327
Payable for securities loaned                                          53,487         8,564        19,705        19,918
Payable for Fund shares redeemed                                          140            56           218             3
Payable for variation margin on futures contracts                          22            --            --            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                      43            60           123           108
    Distribution and administrative services fees                          48            21            23             3
    Other                                                                  88            44            47            18
                                                                    ---------     ---------     ---------     ---------
    Total Liabilities                                                  54,560        19,179        20,116        22,377
                                                                    ---------     ---------     ---------     ---------
NET ASSETS:
Paid-in Capital                                                       233,197       148,331        94,041       113,825
Accumulated net investment income/(loss)                                  401           222          (521)            5
Accumulated net realized gain/(loss) from investment
    transactions and futures                                          (47,787)      (44,610)       11,077         4,168
Net unrealized appreciation on investments and futures                225,246         4,799        38,667        22,359
                                                                    ---------     ---------     ---------     ---------
    Net Assets                                                      $ 411,057     $ 108,742     $ 143,264     $ 140,357
                                                                    =========     =========     =========     =========
Market value of securities loaned                                   $  51,921     $   8,313     $  19,128     $  19,335
                                                                    =========     =========     =========     =========
Net Assets:
    Institutional Shares                                            $ 166,799     $  48,213     $  88,908     $ 133,920
    Class A Shares                                                     70,708        47,643        20,506         2,815
    Class B Shares                                                      4,601         9,356         7,486         1,308
    Class C Shares                                                      2,354         3,389         5,910           908
    Advisor Shares                                                      1,510           141        20,454         1,406
    Select Shares                                                      17,515            NA            NA            NA
    Preferred Shares                                                   74,982            NA            NA            NA
    Trust Shares                                                       72,588            NA            NA            NA
                                                                    ---------     ---------     ---------     ---------
    Total                                                           $ 411,057     $ 108,742     $ 143,264     $ 140,357
                                                                    =========     =========     =========     =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                                6,861         3,748        10,290         6,177
    Class A Shares                                                      2,919         3,726         2,448           131
    Class B Shares                                                        191           741           923            62
    Class C Shares                                                         98           268           730            44
    Advisor Shares                                                         63            11         2,466            66
    Select Shares                                                         721            NA            NA            NA
    Preferred Shares                                                    3,085            NA            NA            NA
    Trust Shares                                                        2,987            NA            NA            NA
                                                                    ---------     ---------     ---------     ---------
    Total                                                              16,925         8,494        16,857         6,480
                                                                    =========     =========     =========     =========
Net Asset Value
    Institutional Shares                                            $   24.31     $   12.86     $    8.64     $   21.68
                                                                    =========     =========     =========     =========
    Class A Shares-redemption price per share                       $   24.23     $   12.79     $    8.38     $   21.55
                                                                    =========     =========     =========     =========
    Class B Shares-offering price per share*                        $   24.08     $   12.64     $    8.10     $   21.05
                                                                    =========     =========     =========     =========
    Class C Shares-offering price per share*                        $   24.09     $   12.62     $    8.10     $   21.01
                                                                    =========     =========     =========     =========
    Advisor Shares-redemption price per share                       $   24.20     $   12.76     $    8.29     $   21.39
                                                                    =========     =========     =========     =========
    Select Shares                                                   $   24.30            NA            NA            NA
                                                                    =========     =========     =========     =========
    Preferred Shares                                                $   24.30            NA            NA            NA
                                                                    =========     =========     =========     =========
    Trust Shares                                                    $   24.30            NA            NA            NA
                                                                    =========     =========     =========     =========
Maximum Sales Charge
    Class A Shares                                                       5.00%         5.00%         5.00%         5.00%
    Advisor Shares                                                       3.25%         3.25%         3.25%         3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share
    Class A Shares                                                  $   25.51     $   13.46     $    8.82     $   22.68
                                                                    =========     =========     =========     =========
    Advisor Shares                                                  $   25.01     $   13.19     $    8.57     $   22.11
                                                                    =========     =========     =========     =========

                                                                                DISCIPLINED
                                                                    MULTI CAP    LARGE CAP     LIFEMODEL
                                                                      VALUE        VALUE       AGGRESSIVE
                                                                      FUND         FUND         FUND SM
                                                                    ---------   -----------    ----------
ASSETS:
Investments,at cost                                                 $ 282,645   $   567,461    $  128,351
Net unrealized appreciation                                           102,313       127,905        27,993
                                                                    ---------   -----------    ----------
Investments,at value                                                  384,958       695,366       156,344
Investment in affiliates,at value (cost $8,279,$2,963,$80,$5,260,
    $5,496,$6,554,$3,744,$8,592,$5,656,$15,312,$--;respectively)        5,656        15,312            --
                                                                    ---------   -----------    ----------
    Total Investments                                                 390,614       710,678       156,344 #
Cash                                                                       --            --            --
Interest,dividends and other receivables                                  354           823             5
Receivable for investments sold                                            --            -- ^          --
Receivable for Fund shares sold                                            95            --            20
Receivable from Advisor and affiliates                                     --            --             6
Prepaid expenses and other assets                                          28            43            14
                                                                    ---------   -----------    ----------
    Total Assets                                                      391,091       711,544       156,389
                                                                    ---------   -----------    ----------
LIABILITIES:
Payable for investments purchased                                          --            --            --
Payable for securities loaned                                          45,760       110,337            --
Payable for Fund shares redeemed                                          152            15           417
Payable for variation margin on futures contracts                          --            --            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                     301           427             9
    Distribution and administrative services fees                          46            12            27
    Other                                                                  49            62            19
                                                                    ---------   -----------    ----------
    Total Liabilities                                                  46,308       110,853           472
                                                                    ---------   -----------    ----------
NET ASSETS:
Paid-in Capital                                                       225,918       464,880       123,407
Accumulated net investment income/(loss)                                  831           505           (10)
Accumulated net realized gain/(loss) from investment
    transactions and futures                                           15,721         7,401         4,527
Net unrealized appreciation on investments and futures                102,313       127,905        27,993
                                                                    ---------   -----------    ----------
    Net Assets                                                      $ 344,783   $   600,691    $  155,917
                                                                    =========   ===========    ==========
Market value of securities loaned                                   $  44,420   $   107,106    $       --
                                                                    =========   ===========    ==========
Net Assets:
    Institutional Shares                                            $ 241,507   $   568,709    $   86,662
    Class A Shares                                                     40,469        23,796        49,821
    Class B Shares                                                     22,749         5,682        16,897
    Class C Shares                                                      4,581         2,337         2,432
    Advisor Shares                                                     35,477           167           105
    Select Shares                                                          NA            NA            NA
    Preferred Shares                                                       NA            NA            NA
    Trust Shares                                                           NA            NA            NA
                                                                    ---------   -----------    ----------
    Total                                                           $ 344,783   $   600,691    $  155,917
                                                                    =========   ===========    ==========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                                9,486        40,414         5,825
    Class A Shares                                                      1,608         1,695         3,361
    Class B Shares                                                        931           401         1,161
    Class C Shares                                                        187           169           168
    Advisor Shares                                                      1,416            12             7
    Select Shares                                                          NA            NA            NA
    Preferred Shares                                                       NA            NA            NA
    Trust Shares                                                           NA            NA            NA
                                                                    ---------   -----------    ----------
    Total                                                              13,628        42,691        10,522
                                                                    =========   ===========    ==========
Net Asset Value
    Institutional Shares                                            $   25.47   $     14.07    $    14.87
                                                                    =========   ===========    ==========
    Class A Shares-redemption price per share                       $   25.18   $     14.04    $    14.82
                                                                    =========   ===========    ==========
    Class B Shares-offering price per share*                        $   24.41   $     14.16    $    14.55
                                                                    =========   ===========    ==========
    Class C Shares-offering price per share*                        $   24.38   $     13.92    $    14.55
                                                                    =========   ===========    ==========
    Advisor Shares-redemption price per share                       $   25.05   $     14.02    $    14.84
                                                                    =========   ===========    ==========
    Select Shares                                                          NA            NA            NA
                                                                    =========   ===========    ==========
    Preferred Shares                                                       NA            NA            NA
                                                                    =========   ===========    ==========
    Trust Shares                                                           NA            NA            NA
                                                                    =========   ===========    ==========
Maximum Sales Charge
    Class A Shares                                                       5.00%         5.00%         5.00%
    Advisor Shares                                                       3.25%         3.25%         3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share
    Class A Shares                                                  $   26.51   $     14.78    $    15.60
                                                                    =========   ===========    ==========
    Advisor Shares                                                  $   25.89   $     14.49    $    15.34
                                                                    =========   ===========    ==========


__________________

*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars/shares.

#     Represents investments in affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 100-101 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                  LIFEMODEL                       LIFEMODEL
                                                                  MODERATELY      LIFEMODEL       MODERATELY     LIFEMODEL
                                                                  AGGRESSIVE       MODERATE      CONSERVATIVE   CONSERVATIVE
                                                                   FUND SM         FUND SM         FUND SM        FUND SM
                                                                 ------------    ------------    ------------   ------------
ASSETS:
Investments,at cost                                              $    274,119    $    442,076    $     95,644   $     55,715
Net unrealized appreciation/(depreciation)                             46,783          39,677          10,090          1,975
                                                                 ------------    ------------    ------------   ------------
Investments,at value                                                  320,902         481,753         105,734         57,690
    Investment in affiliates,at value (cost $--,$--,$--,$--,
    $1,066,$152,$649,$--,$1,075,$4,249,$3,817,
    $8,875;respectively)                                                   --              --              --             --
                                                                 ------------    ------------    ------------   ------------
    Total Investments                                                 320,902 #       481,753 #       105,734 #       57,690 #
Cash                                                                       --              --              --             --
Foreign currency,at value (cost $--,$--,$--,$--,$--,
    $--,$--,$1,432,$--,$--,
    $--,respectively)                                                      --              --              --             --
Interest,dividends and other receivables                                    9              10               7              1
Receivable for investments sold                                            --              --              --             --
Receivable for Fund shares sold                                           105             133               1              2
Receivable for forward foreign currency contracts                          --              --              --             --
Reclaims receivable                                                        --              --              --             --
Receivable from Advisor and affiliates                                     12              17               5              3
Prepaid expenses and other assets                                          24              28              12             12
                                                                 ------------    ------------    ------------   ------------
    Total Assets                                                      321,052         481,941         105,759         57,708
                                                                 ------------    ------------    ------------   ------------
LIABILITIES:
Distributions payable                                                      --              --              --             --
Payable for investments purchased                                          --              --              --             --
Payable for securities loaned                                              --              --              --             --
Payable for Fund shares redeemed                                          290             183              46            128
Payable for forward foreign currency contracts                             --              --              --             --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                      17              27               6              4
    Distribution and administrative services fees                          80              67              30             17
    Other                                                                  40              51              19             13
                                                                 ------------    ------------    ------------   ------------
    Total Liabilities                                                     427             328             101            162
                                                                 ------------    ------------    ------------   ------------
NET ASSETS:
Paid-in Capital                                                       266,384         431,280          94,098         55,180
Accumulated net investment income/(loss)                                  214             772             192            149
Accumulated net realized gain/(loss) from investment
    transactions,futures and foreign currency                           7,244           9,884           1,278            242
Net unrealized appreciation/(depreciation) on
    investments,futures and foreign currency                           46,783          39,677          10,090          1,975
                                                                 ------------    ------------    ------------   ------------
    Net Assets                                                   $    320,625    $    481,613    $    105,658   $     57,546
                                                                 ============    ============    ============   ============
Market value of securities loaned                                $         --    $         --    $         --   $         --
                                                                 ============    ============    ============   ============
Net Assets:
    Institutional Shares                                         $    128,437    $    322,826    $     40,077   $     23,889
    Class A Shares                                                    129,671         106,167          39,669         18,130
    Class B Shares                                                     52,798          44,747          22,208         11,373
    Class C Shares                                                      9,274           7,614           3,638          4,105
    Advisor Shares                                                        445             259              66             49
                                                                 ------------    ------------    ------------   ------------
    Total                                                        $    320,625    $    481,613    $    105,658   $     57,546
                                                                 ============    ============    ============   ============
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                                9,028          25,543           3,472          2,197
    Class A Shares                                                      9,131           8,412           3,442          1,672
    Class B Shares                                                      3,733           3,563           1,934          1,052
    Class C Shares                                                        655             606             316            379
    Advisor Shares                                                         31              21               6              4
                                                                 ------------    ------------    ------------   ------------
    Total                                                              22,578          38,145           9,170          5,304
                                                                 ============    ============    ============   ============
Net Asset Value
    Institutional Shares                                         $      14.23    $      12.64    $      11.54   $      10.87
                                                                 ============    ============    ============   ============
    Class A Shares-redemption price per share                    $      14.20    $      12.62    $      11.52   $      10.85
                                                                 ============    ============    ============   ============
    Class B Shares-offering price per share*                     $      14.14    $      12.56    $      11.48   $      10.82
                                                                 ============    ============    ============   ============
    Class C Shares-offering price per share*                     $      14.13    $      12.57    $      11.49   $      10.83
                                                                 ============    ============    ============   ============
    Advisor Shares-redemption price per share                    $      14.21    $      12.61    $      11.52   $      10.85
                                                                 ============    ============    ============   ============
Maximum Sales Charge
    Class A Shares                                                      5.00%           5.00%           5.00%          5.00%
    Advisor Shares                                                      3.25%           3.25%           3.25%          3.25%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the nearest
    cent) per share
    Class A Shares                                               $      14.95    $      13.28    $      12.13   $      11.42
                                                                 ============    ============    ============   ============
    Advisor Shares                                               $      14.69    $      13.03    $      11.91   $      11.21
                                                                 ============    ============    ============   ============



                                                                  STRATEGIC        DIVIDEND                    INTERNATIONAL
                                                                    INCOME          GROWTH        TECHNOLOGY       EQUITY
                                                                     FUND          FUND (a)          FUND           FUND
                                                                 ------------    ------------    ------------   ------------
ASSETS:
Investments,at cost                                              $    159,958    $     23,912    $     66,884   $    420,575
Net unrealized appreciation/(depreciation)                              5,072             774           4,845         65,202
                                                                 ------------    ------------    ------------   ------------
Investments,at value                                                  165,030          24,686          71,729        485,777
    Investment in affiliates,at value (cost $--,$--,$--,$--,
    $1,066,$152,$649,$--,$1,075,$4,249,$3,817,
    $8,875;respectively)                                                1,066             152             649             --
                                                                 ------------    ------------    ------------   ------------
    Total Investments                                                 166,096          24,838          72,378        485,777
Cash                                                                       --              --              --          1,659
Foreign currency,at value (cost $--,$--,$--,$--,$--,
    $--,$--,$1,432,$--,$--,
    $--,respectively)                                                      --              --              --          1,435
Interest,dividends and other receivables                                  836              11               2            257
Receivable for investments sold                                            --             115           4,998            237
Receivable for Fund shares sold                                           179              -- ^             4             18
Receivable for forward foreign currency contracts                          --              --              --          2,845
Reclaims receivable                                                        --              --              --             93
Receivable from Advisor and affiliates                                     --               4              --             --
Prepaid expenses and other assets                                          20             170              22             35
                                                                 ------------    ------------    ------------   ------------
    Total Assets                                                      167,131          25,138          77,404        492,356
                                                                 ------------    ------------    ------------   ------------
LIABILITIES:
Distributions payable                                                     561              --              --             --
Payable for investments purchased                                          --             113           5,405            423
Payable for securities loaned                                           9,417           2,679          17,174         24,287
Payable for Fund shares redeemed                                          180              14              15             40
Payable for forward foreign currency contracts                             --              --              --          2,001
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                     139              13              47            399
    Distribution and administrative services fees                          33               2               3             13
    Other                                                                  43              -- ^            14             66
                                                                 ------------    ------------    ------------   ------------
    Total Liabilities                                                  10,373           2,821          22,658         27,229
                                                                 ------------    ------------    ------------   ------------
NET ASSETS:
Paid-in Capital                                                       151,388          36,601          92,649        429,600
Accumulated net investment income/(loss)                                   62              80            (307)        (1,662)
Accumulated net realized gain/(loss) from investment
    transactions,futures and foreign currency                             236         (15,138)        (42,441)       (29,622)
Net unrealized appreciation/(depreciation) on
    investments,futures and foreign currency                            5,072             774           4,845         66,811
                                                                 ------------    ------------    ------------   ------------
    Net Assets                                                   $    156,758    $     22,317    $     54,746   $    465,127
                                                                 ============    ============    ============   ============
Market value of securities loaned                                $      9,142    $      2,600    $     16,672   $     23,576
                                                                 ============    ============    ============   ============
Net Assets:
    Institutional Shares                                         $    100,226    $     16,194    $     47,395   $    422,647
    Class A Shares                                                      5,299           5,321           5,145         29,166
    Class B Shares                                                      2,142             331           1,132          1,730
    Class C Shares                                                     23,836             458             475          1,181
    Advisor Shares                                                     25,255              13             599         10,403
                                                                 ------------    ------------    ------------   ------------
    Total                                                        $    156,758    $     22,317    $     54,746   $    465,127
                                                                 ============    ============    ============   ============
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                                8,817             727           4,073         33,826
    Class A Shares                                                        468             243             449          2,329
    Class B Shares                                                        189              17             102            140
    Class C Shares                                                      2,116              21              43             98
    Advisor Shares                                                      2,230               1              53            831
                                                                 ------------    ------------    ------------   ------------
    Total                                                              13,820           1,009           4,720         37,224
                                                                 ============    ============    ============   ============
Net Asset Value
    Institutional Shares                                         $      11.37    $      22.25    $      11.64   $      12.49
                                                                 ============    ============    ============   ============
    Class A Shares-redemption price per share                    $      11.34    $      21.85    $      11.48   $      12.52
                                                                 ============    ============    ============   ============
    Class B Shares-offering price per share*                     $      11.34    $      21.24    $      11.02   $      12.37
                                                                 ============    ============    ============   ============
    Class C Shares-offering price per share*                     $      11.26    $      20.67    $      10.99   $      12.05
                                                                 ============    ============    ============   ============
    Advisor Shares-redemption price per share                    $      11.33    $      21.82    $      11.35   $      12.53
                                                                 ============    ============    ============   ============
Maximum Sales Charge
    Class A Shares                                                      5.00%           5.00%           5.00%          5.00%
    Advisor Shares                                                      3.25%           3.25%           3.25%          3.25%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the nearest
    cent) per share
    Class A Shares                                               $      11.94    $      23.00    $      12.08   $      13.18
                                                                 ============    ============    ============   ============
    Advisor Shares                                               $      11.71    $      22.55    $      11.73   $      12.95
                                                                 ============    ============    ============   ============

                                                                  HIGHYIELD                      INTERMEDIATE    SHORT TERM
                                                                     BOND            BOND            BOND           BOND
                                                                     FUND            FUND            FUND           FUND
                                                                 ------------    ------------    ------------   ------------
ASSETS:
Investments,at cost                                              $     49,427    $    345,404    $    543,298   $    303,738
Net unrealized appreciation/(depreciation)                                265          (1,395)         (6,619)        (4,825)
                                                                 ------------    ------------    ------------   ------------
Investments,at value                                                   49,692         344,009         536,679        298,913
    Investment in affiliates,at value (cost $--,$--,$--,$--,
    $1,066,$152,$649,$--,$1,075,$4,249,$3,817,
    $8,875;respectively)                                                1,075           4,249           3,817          8,875
                                                                 ------------    ------------    ------------   ------------
    Total Investments                                                  50,767         348,258         540,496        307,788
Cash                                                                       --              --              --             --
Foreign currency,at value (cost $--,$--,$--,$--,$--,
    $--,$--,$1,432,$--,$--,
    $--,respectively)                                                      --              --              --             --
Interest,dividends and other receivables                                  920           1,388           4,203          2,046
Receivable for investments sold                                           153              --           6,983            793
Receivable for Fund shares sold                                             1              34              --             48
Receivable for forward foreign currency contracts                          --              --              --             --
Reclaims receivable                                                        --              --              --             --
Receivable from Advisor and affiliates                                     22               2               6              2
Prepaid expenses and other assets                                          --              33              36             26
                                                                 ------------    ------------    ------------   ------------
    Total Assets                                                       51,863         349,715         551,724        310,703
                                                                 ------------    ------------    ------------   ------------
LIABILITIES:
Distributions payable                                                      --              --              --             --
Payable for investments purchased                                       1,400          59,514           6,999             --
Payable for securities loaned                                              --           4,095          26,838         18,281
Payable for Fund shares redeemed                                           --              19              26              5
Payable for forward foreign currency contracts                             --              --              --             --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                      31             129             237            109
    Distribution and administrative services fees                          -- ^             6               7              3
    Other                                                                  14              43              81             60
                                                                 ------------    ------------    ------------   ------------
    Total Liabilities                                                   1,445          63,806          34,188         18,458
                                                                 ------------    ------------    ------------   ------------
NET ASSETS:
Paid-in Capital                                                        50,121         289,216         556,614        318,805
Accumulated net investment income/(loss)                                    4            (420)           (839)        (1,262)
Accumulated net realized gain/(loss) from investment
    transactions,futures and foreign currency                              28          (1,492)        (31,620)       (20,473)
Net unrealized appreciation/(depreciation) on
    investments,futures and foreign currency                              265          (1,395)         (6,619)        (4,825)
                                                                 ------------    ------------    ------------   ------------
    Net Assets                                                   $     50,418    $    285,909    $    517,536   $    292,245
                                                                 ============    ============    ============   ============
Market value of securities loaned                                $         --    $      3,976    $     26,052   $     17,746
                                                                 ============    ============    ============   ============
Net Assets:
    Institutional Shares                                         $     50,332    $    268,408    $    486,919   $    277,758
    Class A Shares                                                         56          13,639          26,897         14,232
    Class B Shares                                                         10           2,989           2,710             NA
    Class C Shares                                                         10             435           1,007            252
    Advisor Shares                                                         10             438               3              3
                                                                 ------------    ------------    ------------   ------------
    Total                                                        $     50,418    $    285,909    $    517,536   $    292,245
                                                                 ============    ============    ============   ============
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                                4,993          27,202          50,506         29,885
    Class A Shares                                                          6           1,383           2,781          1,532
    Class B Shares                                                          1             303             282             NA
    Class C Shares                                                          1              43             105             27
    Advisor Shares                                                          1              44              -- ^           -- ^
                                                                 ------------    ------------    ------------   ------------
    Total                                                               5,002          28,975          53,674         31,444
                                                                 ============    ============    ============   ============
Net Asset Value
    Institutional Shares                                         $      10.08    $       9.87    $       9.64   $       9.29
                                                                 ============    ============    ============   ============
    Class A Shares-redemption price per share                    $      10.08    $       9.86    $       9.67   $       9.29
                                                                 ============    ============    ============   ============
    Class B Shares-offering price per share*                     $      10.08    $       9.87    $       9.61             NA
                                                                 ============    ============    ============   ============
    Class C Shares-offering price per share*                     $      10.08    $       9.87    $       9.63   $       9.29
                                                                 ============    ============    ============   ============
    Advisor Shares-redemption price per share                    $      10.08    $       9.86    $       9.64   $       9.29
                                                                 ============    ============    ============   ============
Maximum Sales Charge
    Class A Shares                                                      4.75%           4.75%           3.50%          3.50%
    Advisor Shares                                                      3.25%           3.25%           2.00%          2.00%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the nearest
    cent) per share
    Class A Shares                                               $      10.58    $      10.35    $      10.02   $       9.63
                                                                 ============    ============    ============   ============
    Advisor Shares                                               $      10.42    $      10.19    $       9.84   $       9.48
                                                                 ============    ============    ============   ============


________________
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars/shares.

#     Represents investments in affiliates.

(a)   Formerly the Select Stock Fund.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 102-103 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                 U.S.                     INTERMEDIATE       OHIO        MICHIGAN
                                                              GOVERNMENT    MUNICIPAL      MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                 BOND          BOND           BOND           BOND          BOND
                                                                 FUND          FUND           FUND           FUND          FUND
                                                              ----------    ----------    ------------    ----------    ----------
ASSETS:
Investments,at cost                                           $   62,401    $   43,564    $    183,871    $  118,515    $   63,487
Net unrealized appreciation/(depreciation)                          (778)        1,824           4,203         2,864          (226)
                                                              ----------    ----------    ------------    ----------    ----------
Investments,at value                                              61,623        45,388         188,074       121,379        63,261
Investment in affiliates,at value (cost $3,117,$--,$--,$--,
    $--;respectively)                                              3,117            --              --            --            --
                                                              ----------    ----------    ------------    ----------    ----------
    Total Investments                                             64,740        45,388         188,074       121,379        63,261
Interest,dividends and other receivables                             394           543           2,037         1,280           752
Receivable for investments sold                                       --           494           1,152         1,119            --
Receivable for Fund shares sold                                       12           107              --            --            --
Receivable from Advisor and affiliates                                 1             2               1             1             2
Prepaid expenses and other assets                                     23            19              28            20            10
                                                              ----------    ----------    ------------    ----------    ----------
    Total Assets                                                  65,170        46,553         191,292       123,799        64,025
                                                              ----------    ----------    ------------    ----------    ----------
LIABILITIES:
Payable for investments purchased                                  5,996           494           5,001            --            --
Payable for Fund shares redeemed                                      43            -- ^            --            28            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                 22            17              70            60            27
    Distribution and administrative services fees                      7             2               1            10             2
    Other                                                             15            14              29            23            18
                                                              ----------    ----------    ------------    ----------    ----------
    Total Liabilities                                              6,083           527           5,101           121            47
                                                              ----------    ----------    ------------    ----------    ----------
NET ASSETS:
Paid-in Capital                                                   59,886        44,093         181,689       120,946        64,291
Accumulated net investment income/(loss)                               8            12               3            25            (7)
Accumulated net realized gain/(loss) from
    investment transactions                                          (29)           97             296          (157)          (80)
Net unrealized appreciation/(depreciation) on investments           (778)        1,824           4,203         2,864          (226)
                                                              ----------    ----------    ------------    ----------    ----------
    Net Assets                                                $   59,087    $   46,026    $    186,191    $  123,678    $   63,978
                                                              ==========    ==========    ============    ==========    ==========
Net Assets:
    Institutional Shares                                      $   30,748    $   42,783    $    182,587    $   93,922    $   57,665
    Class A Shares                                                26,115         1,539           2,888        24,658         5,228
    Class B Shares                                                    NA         1,205             624         3,765           818
    Class C Shares                                                 2,221           138              89         1,330           264
    Advisor Shares                                                     3           361               3             3             3
                                                              ----------    ----------    ------------    ----------    ----------
    Total                                                     $   59,087    $   46,026    $    186,191    $  123,678    $   63,978
                                                              ==========    ==========    ============    ==========    ==========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized,no par value):
    Institutional Shares                                           3,087         4,490          18,069         9,289         5,790
    Class A Shares                                                 2,618           161             286         2,436           524
    Class B Shares                                                    NA           127              61           380            82
    Class C Shares                                                   224            15               8           132            26
    Advisor Shares                                                    -- ^          38              -- ^          -- ^          -- ^
                                                              ----------    ----------    ------------    ----------    ----------
    Total                                                          5,929         4,831          18,424        12,237         6,422
                                                              ==========    ==========    ============    ==========    ==========
Net Asset Value
    Institutional Shares                                      $     9.96    $     9.53    $      10.10    $    10.11    $     9.96
                                                              ==========    ==========    ============    ==========    ==========
    Class A Shares-redemption price per share                 $     9.97    $     9.57    $      10.11    $    10.12    $     9.95
                                                              ==========    ==========    ============    ==========    ==========
    Class B Shares-offering price per share*                          NA    $     9.50    $      10.09    $     9.90    $     9.95
                                                              ==========    ==========    ============    ==========    ==========
    Class C Shares-offering price per share*                  $     9.89    $     9.51    $      10.10    $    10.08    $     9.95
                                                              ==========    ==========    ============    ==========    ==========
    Advisor Shares-redemption price per share                 $     9.97    $     9.52    $      10.11    $    10.11    $     9.96
                                                              ==========    ==========    ============    ==========    ==========
Maximum Sales Charge
    Class A Shares                                                  4.75%         4.75%           3.50%         4.75%         4.75%
    Advisor Shares                                                  3.25%         3.25%           2.00%         3.25%         3.25%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the
    nearest cent) per share
    Class A Shares                                            $    10.47    $    10.05    $      10.48    $    10.62    $    10.45
                                                              ==========    ==========    ============    ==========    ==========
    Advisor Shares                                            $    10.30    $     9.84    $      10.32    $    10.45    $    10.29
                                                              ==========    ==========    ============    ==========    ==========


_______________
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                            FOR THE SIX MONTHS ENDED JANUARY 31,2006 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                              SMALL CAP      MID CAP        QUALITY       LARGE CAP       EQUITY
                                                                GROWTH        GROWTH         GROWTH          CORE         INDEX
                                                                 FUND          FUND           FUND         FUND (a)        FUND
                                                              ----------    ----------    ------------    ----------    ----------
INVESTMENT INCOME:
Dividend income                                               $      209    $    1,897    $      3,771    $    2,022    $    3,982
Income from securities lending                                        32            34              77            10            30
                                                              ----------    ----------    ------------    ----------    ----------
Total Investment Income                                              241         1,931           3,848         2,032         4,012
                                                              ----------    ----------    ------------    ----------    ----------

EXPENSES:
Investment advisory fees                                             701         1,635           3,497           674           626
Administrative fees                                                  181           363             769           173           385
Distribution services fees-Class A Shares                             26            51             191            29            88
Distribution services fees-Class B Shares                              8            34              84             5            22
Distribution services fees-Class C Shares                              2             6              17             1             9
Distribution services fees-Advisor Shares                              2             3               7            -- ^           4
Administrative services fees-Class C Shares                            1             2               6            -- ^           3
Administrative services fees-Select Shares                            NA            NA              NA            NA             7
Administrative services fees-Preferred Shares                         NA            NA              NA            NA            57
Administrative services fees-Trust Shares                             NA            NA              NA            NA            93
Accounting fees                                                       44            63             100            41            84
Registration and filing fees                                          10            15              19             8            11
Transfer and dividend disbursing agent fees                           39            68             165            35            67
Custody fees                                                          12            14              21            11            17
Trustees' fees and expenses                                            3             6              13             3             6
Other expenses                                                        30            40             122            24            62
                                                              ----------    ----------    ------------    ----------    ----------
    Total expenses                                                 1,059         2,300           5,011         1,004         1,541
                                                              ----------    ----------    ------------    ----------    ----------
    Less:Waiver and/or reimbursement from
        Advisor and/or affiliates                                     --            --              --           (82)         (850)
    Transfer and dividend disbursing agent fees waived                --            (6)             (6)           --           (11)
                                                              ----------    ----------    ------------    ----------    ----------
    Net Expenses                                                   1,059         2,294           5,005           922           680
                                                              ----------    ----------    ------------    ----------    ----------

    Net Investment Income/(Loss)                                    (818)         (363)         (1,157)        1,110         3,332
                                                              ----------    ----------    ------------    ----------    ----------

REALIZED AND UNREALIZED GAINS
    FROM INVESTMENTS AND FUTURES:
Net realized gains on investment transactions                     16,854        57,689          60,133         3,532         9,795
Net realized gains on futures transactions                           257            --              --           129           216
Change in unrealized appreciation/depreciation
    on investments and futures                                       254       (14,203)        (20,948)        4,699         4,743
                                                              ----------    ----------    ------------    ----------    ----------

Net realized and unrealized gains on investments
    and futures                                                   17,365        43,486          39,185         8,360        14,754
                                                              ----------    ----------    ------------    ----------    ----------
Change in net assets resulting from operations                $   16,547    $   43,123    $     38,028    $    9,470    $   18,086
                                                              ==========    ==========    ============    ==========    ==========


_______________
(a) Reflects operations for the period from August 1,2005 (date of commencement of operations) to January 31,2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                  MICRO CAP       SMALL CAP      MULTI CAP
                                                                   BALANCED         VALUE           VALUE          VALUE
                                                                     FUND            FUND            FUND           FUND
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME:
Interest income                                                  $        934    $         --    $         --   $         --
Dividend income                                                           750             662           1,156          3,951
Income from securities lending                                              6              37              27             25
                                                                 ------------    ------------    ------------   ------------
   Total Investment Income                                              1,690             699           1,183          3,976
                                                                 ------------    ------------    ------------   ------------

EXPENSES:
Investment advisory fees                                                  484             770             649          1,760
Administrative fees                                                       111             140             131            313
Distribution services fees-Class A Shares                                  67              27               3             49
Distribution services fees-Class B Shares                                  51              36               6            110
Distribution services fees-Class C Shares                                  14              21               4             17
Distribution services fees-Advisor Shares                                  -- ^            67               4             97
Administrative services fees-Class C Shares                                 5               7               1              6
Accounting fees                                                            43              40              36             57
Registration and filing fees                                               15               9               5              5
Transfer and dividend disbursing agent fees                                42              50              25             76
Custody fees                                                               10              25               9             12
Trustees' fees and expenses                                                 2               3               2              5
Other expenses                                                             17              25              21             49
                                                                 ------------    ------------    ------------   ------------
    Total expenses                                                        861           1,220             896          2,556
                                                                 ------------    ------------    ------------   ------------
    Less:Waiver and/or reimbursement from
        Advisor and/or affiliates                                        (130)             --              (6)            --
    Transfer and dividend disbursing agent fees waived                     --              --              --             (6)
                                                                 ------------    ------------    ------------   ------------
    Net Expenses                                                          731           1,220             890          2,550
                                                                 ------------    ------------    ------------   ------------

    Net Investment Income/(Loss)                                          959            (521)            293          1,426
                                                                 ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) on investment transactions                  7,684          27,710           8,360         32,231
Realized gain distributions from underlying funds                          --              --              --             --
Change in unrealized appreciation/depreciation on investments          (7,355)        (15,230)         (1,477)       (12,421)
                                                                 ------------    ------------    ------------   ------------

Net realized and unrealized gains/(losses) on investments                 329          12,480           6,883         19,810
                                                                 ------------    ------------    ------------   ------------
Change in net assets resulting from operations                   $      1,288    $     11,959    $      7,176   $     21,236
                                                                 ============    ============    ============   ============



                                                                 DISCIPLINED                       LIFEMODEL
                                                                  LARGE CAP       LIFEMODEL       MODERATELY     LIFEMODEL
                                                                    VALUE         AGGRESSIVE      AGGRESSIVE      MODERATE
                                                                   FUND(a)       FUND SM (a)      FUND SM (a)   FUND SM (a)
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME:
Interest income                                                  $         --    $         --    $         --   $         --
Dividend income                                                         7,383           1,594 #         3,933 #        7,614 #
Income from securities lending                                             28              --              --             --
                                                                 ------------    ------------    ------------   ------------
   Total Investment Income                                              7,411           1,594           3,933          7,614
                                                                 ------------    ------------    ------------   ------------

EXPENSES:
Investment advisory fees                                                2,449             108             225            370
Administrative fees                                                       540             131             267            436
Distribution services fees-Class A Shares                                  31              60             158            133
Distribution services fees-Class B Shares                                  28              81             254            221
Distribution services fees-Class C Shares                                   9               8              34             29
Distribution services fees-Advisor Shares                                  -- ^            -- ^            -- ^           -- ^
Administrative services fees-Class C Shares                                 3               3              11             10
Accounting fees                                                            80              35              50             70
Registration and filing fees                                               18               2               3              2
Transfer and dividend disbursing agent fees                                86              36              73             82
Custody fees                                                               13               7              10             13
Trustees' fees and expenses                                                 9               2               5              8
Other expenses                                                             83              22              41             68
                                                                 ------------    ------------    ------------   ------------
    Total expenses                                                      3,349             495           1,131          1,442
                                                                 ------------    ------------    ------------   ------------
    Less:Waiver and/or reimbursement from
        Advisor and/or affiliates                                          --            (274)           (538)          (836)
    Transfer and dividend disbursing agent fees waived                     (6)            (10)            (16)           (16)
                                                                 ------------    ------------    ------------   ------------
    Net Expenses                                                        3,343             211             577            590
                                                                 ------------    ------------    ------------   ------------

    Net Investment Income/(Loss)                                        4,068           1,383           3,356          7,024
                                                                 ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) on investment transactions                 27,055            (259)+          (519)+          (20)+
Realized gain distributions from underlying funds                          --           5,088           8,409         10,525
Change in unrealized appreciation/depreciation on investments          (9,575)          3,609           4,936          2,717
                                                                 ------------    ------------    ------------   ------------

Net realized and unrealized gains/(losses) on investments              17,480           8,438          12,826         13,222
                                                                 ------------    ------------    ------------   ------------
Change in net assets resulting from operations                   $     21,548    $      9,821    $     16,182   $     20,246
                                                                 ============    ============    ============   ============

                                                                  LIFEMODEL
                                                                  MODERATELY      LIFEMODEL       STRATEGIC
                                                                 CONSERVATIVE    CONSERVATIVE       INCOME
                                                                 FUND SM (a)      FUND SM (a)        FUND
                                                                 ------------    ------------    ------------
INVESTMENT INCOME:
Interest income                                                  $         --    $         --    $      1,211
Dividend income                                                         1,756 #         1,139 #         3,642
Income from securities lending                                             --              --               8
                                                                 ------------    ------------    ------------
   Total Investment Income                                              1,756           1,139           4,861
                                                                 ------------    ------------    ------------

EXPENSES:
Investment advisory fees                                                   79              44             821
Administrative fees                                                        97              56             148
Distribution services fees-Class A Shares                                  51              24               6
Distribution services fees-Class B Shares                                 113              61              11
Distribution services fees-Class C Shares                                  14              17              99
Distribution services fees-Advisor Shares                                  -- ^            -- ^            75
Administrative services fees-Class C Shares                                 5               6              33
Accounting fees                                                            35              35              40
Registration and filing fees                                               -- ^            -- ^             7
Transfer and dividend disbursing agent fees                                27              18              36
Custody fees                                                                7               5               6
Trustees' fees and expenses                                                 2               1               2
Other expenses                                                             15               9              24
                                                                 ------------    ------------    ------------
    Total expenses                                                        445             276           1,308
                                                                 ------------    ------------    ------------
    Less:Waiver and/or reimbursement from
        Advisor and/or affiliates                                        (210)           (135)             (2)
    Transfer and dividend disbursing agent fees waived                    (10)            (10)             --
                                                                 ------------    ------------    ------------
    Net Expenses                                                          225             131           1,306
                                                                 ------------    ------------    ------------

    Net Investment Income/(Loss)                                        1,531           1,008           3,555
                                                                 ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) on investment transactions                    339 +           (21)+           721
Realized gain distributions from underlying funds                       1,770             631              --
Change in unrealized appreciation/depreciation on investments            (165)           (334)         (2,957)
                                                                 ------------    ------------    ------------

Net realized and unrealized gains/(losses) on investments               1,944             276          (2,236)
                                                                 ------------    ------------    ------------
Change in net assets resulting from operations                   $      3,475    $      1,284    $      1,319
                                                                 ============    ============    ============


_______________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

#     Represents income from affiliates.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 106-107 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                   DIVIDEND                     INTERNATIONAL    HIGHYIELD
                                                                    GROWTH        TECHNOLOGY        EQUITY          BOND
                                                                 FUND (a) (b)        FUND            FUND         FUND (c)
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME:
Interest income                                                            --              --    $         26   $        359
Dividend income                                                  $        190    $         60           3,401             21
Foreign tax withholding                                                    --              --            (111)            --
Income from securities lending                                             -- ^            18              61             --
                                                                 ------------    ------------    ------------   ------------
    Total Investment Income                                               190              78           3,377            380
                                                                 ------------    ------------    ------------   ------------

EXPENSES:
Investment advisory fees                                                   76             243           1,958             44
Administrative fees                                                        20              47             346             13
Distribution services fees-Class A Shares                                   8               7              28             -- ^
Distribution services fees-Class B Shares                                   2               5               7             -- ^
Distribution services fees-Class C Shares                                   2               2               4             -- ^
Distribution services fees-Advisor Shares                                  -- ^             1              29             -- ^
Administrative services fees-Class C Shares                                 1               1               1             -- ^
Accounting fees                                                            27              33             108             15
Registration and filing fees                                               14              17              19              4
Transfer and dividend disbursing agent fees                                10              16              56              4
Custody fees                                                                5               8             138              2
Trustees' fees and expenses                                                -- ^             1               6              1
Other expenses                                                             45               4              53              2
                                                                 ------------    ------------    ------------   ------------
    Total expenses                                                        210             385           2,753             85
                                                                 ------------    ------------    ------------   ------------
    Less:Waiver and/or reimbursement from
    Advisor and/or affiliates                                            (100)             --             (28)           (38)
    Transfer and dividend disbursing agent fees waived                     --              --              (6)            --
    Distribution services-Class A Shares and
    Class B Shares waived                                                  --              --              --             --
                                                                 ------------    ------------    ------------   ------------
    Net Expenses                                                          110             385           2,719             47
                                                                 ------------    ------------    ------------   ------------

    Net Investment Income/(Loss)                                           80            (307)            658            333
                                                                 ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS,FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                       2,405           5,735           8,224             28
Net realized gains on futures transactions                                 --              --           3,000             --
Change in unrealized appreciation/depreciation
    on investments,futures and foreign currency                        (1,801)          2,251          64,695            265
                                                                 ------------    ------------    ------------   ------------
Net realized and unrealized gains/(losses)
    on investments,futures and foreign currency                           604           7,986          75,919            293
                                                                 ------------    ------------    ------------   ------------
Change in net assets resulting from operations                   $        684    $      7,679    $     76,577   $        626
                                                                 ============    ============    ============   ============

                                                                                                                    U.S.
                                                                                 INTERMEDIATE     SHORT TERM     GOVERNMENT
                                                                    BOND             BOND            BOND           BOND
                                                                    FUND           FUND (a)        FUND (a)       FUND (a)
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME:
Interest income                                                  $      6,828    $     13,671    $      5,951   $      1,342
Dividend income                                                           228             117             131             38
Foreign tax withholding                                                    --              --              --             --
Income from securities lending                                             22              19              12             --
                                                                 ------------    ------------    ------------   ------------
    Total Investment Income                                             7,078          13,807           6,094          1,380
                                                                 ------------    ------------    ------------   ------------

EXPENSES:
Investment advisory fees                                                  903           1,538             813            170
Administrative fees                                                       269             494             284             54
Distribution services fees-Class A Shares                                  19              36              20             34
Distribution services fees-Class B Shares                                  17              15              NA             NA
Distribution services fees-Class C Shares                                   2               4               1             10
Distribution services fees-Advisor Shares                                   1              -- ^            -- ^           -- ^
Administrative services fees-Class C Shares                                 1               1              -- ^            3
Accounting fees                                                            63              91              57             35
Registration and filing fees                                               14              16              10             12
Transfer and dividend disbursing agent fees                                44              74              45             15
Custody fees                                                               15              19              11              4
Trustees' fees and expenses                                                 5               8               5              1
Other expenses                                                             42              75              50              8
                                                                 ------------    ------------    ------------   ------------
    Total expenses                                                      1,395           2,371           1,296            346
                                                                 ------------    ------------    ------------   ------------
    Less:Waiver and/or reimbursement from
    Advisor and/or affiliates                                            (219)           (266)           (154)           (65)
    Transfer and dividend disbursing agent fees waived                     (6)             (6)             (5)            --
    Distribution services-Class A Shares and
    Class B Shares waived                                                  --             (11)             --             --
                                                                 ------------    ------------    ------------   ------------
    Net Expenses                                                        1,170           2,088           1,137            281
                                                                 ------------    ------------    ------------   ------------

    Net Investment Income/(Loss)                                        5,908          11,719           4,957          1,099
                                                                 ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS,FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                        (574)         (3,482)           (873)           (71)
Net realized gains on futures transactions                                 --              --              --             --
Change in unrealized appreciation/depreciation
    on investments,futures and foreign currency                        (3,205)         (4,457)           (233)          (411)
                                                                 ------------    ------------    ------------   ------------
Net realized and unrealized gains/(losses)
    on investments,futures and foreign currency                        (3,779)         (7,939)         (1,106)          (482)
                                                                 ------------    ------------    ------------   ------------
Change in net assets resulting from operations                   $      2,129    $      3,780    $      3,851   $        617
                                                                 ============    ============    ============   ============

                                                                                 INTERMEDIATE        OHIO         MICHIGAN
                                                                  MUNICIPAL       MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                     BOND            BOND            BOND           BOND
                                                                     FUND          FUND (a)        FUND (a)       FUND (a)
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME:
Interest income                                                  $      1,111    $      4,151    $      2,794   $      1,257
Dividend income                                                            10              19              13              8
Foreign tax withholding                                                    --              --              --             --
Income from securities lending                                             --              --              --             --
                                                                 ------------    ------------    ------------   ------------
    Total Investment Income                                             1,121           4,170           2,807          1,265
                                                                 ------------    ------------    ------------   ------------

EXPENSES:
Investment advisory fees                                                  140             552             363            167
Administrative fees                                                        49             180             121             69
Distribution services fees-Class A Shares                                   2               4              32              7
Distribution services fees-Class B Shares                                   7               5              20              5
Distribution services fees-Class C Shares                                   1               1              10              1
Distribution services fees-Advisor Shares                                   1              -- ^            -- ^           -- ^
Administrative services fees-Class C Shares                                -- ^            -- ^             3             -- ^
Accounting fees                                                            39              51              39             40
Registration and filing fees                                                8              13              17              5
Transfer and dividend disbursing agent fees                                12              29              23             15
Custody fees                                                                6              11               7              6
Trustees' fees and expenses                                                 1               3               2              1
Other expenses                                                              8              26              21             14
                                                                 ------------    ------------    ------------   ------------
    Total expenses                                                        274             875             658            330
                                                                 ------------    ------------    ------------   ------------
    Less:Waiver and/or reimbursement from
    Advisor and/or affiliates                                             (87)           (154)            (62)           (64)
    Transfer and dividend disbursing agent fees waived                     --              --              --             --
    Distribution services-Class A Shares and
    Class B Shares waived                                                  --              (3)             --             (3)
                                                                 ------------    ------------    ------------   ------------
    Net Expenses                                                          187             718             596            263
                                                                 ------------    ------------    ------------   ------------

    Net Investment Income/(Loss)                                          934           3,452           2,211          1,002
                                                                 ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS,FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                         121             287            (372)           (39)
Net realized gains on futures transactions                                 --              --              --             --
Change in unrealized appreciation/depreciation
    on investments,futures and foreign currency                          (661)         (2,198)           (950)          (477)
                                                                 ------------    ------------    ------------   ------------
Net realized and unrealized gains/(losses)
    on investments,futures and foreign currency                          (540)         (1,911)         (1,322)          (516)
                                                                 ------------    ------------    ------------   ------------
Change in net assets resulting from operations                   $        394    $      1,541    $        889   $        486
                                                                 ============    ============    ============   ============


_______________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

(b) Formerly the Select Stock Fund.Other expenses includes $15 in Legal and $29 in Printing.

(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to January 31, 2006.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 108-109 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             SMALL CAP                  MID CAP
                                                            GROWTH FUND               GROWTH FUND            QUALITY GROWTH FUND
                                                      -----------------------   -----------------------   -------------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                       2006 (a)       2005       2006 (a)       2005       2006 (a)        2005
                                                      -----------   ---------   -----------   ---------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $      (818)  $  (1,728)  $      (363)  $    (318)  $    (1,157)  $       863
 Net realized gains on investment transactions and
  option contracts                                         16,854      21,831        57,689       3,529        60,133        40,777
 Net realized gains on futures transactions                   257         811            --          --            --            --
 Net change in unrealized appreciation/depreciation
  on investments,options and futures                          254      24,776       (14,203)     83,951       (20,948)       71,107
                                                      -----------   ---------   -----------   ---------   -----------   -----------
Change in net assets resulting from operations             16,547      45,690        43,123      87,162        38,028       112,747
                                                      -----------   ---------   -----------   ---------   -----------   -----------

Distributions from net investment income:
 Institutional Shares                                          --          --          (353)         --            --        (1,869)
 Class A Shares                                                --          --           (17)         --            --          (341)
 Class B Shares                                                --          --            --          --            --            (3)
 Class C Shares                                                --          --            --          --            --            (1)
 Advisor Shares                                                --          --            --          --            --            (4)
 Select Shares                                                 NA          NA            NA          NA            NA            NA
 Preferred Shares                                              NA          NA            NA          NA            NA            NA
 Trust Shares                                                  NA          NA            NA          NA            NA            NA


Distributions from net realized gains:
 Institutional Shares                                     (19,569)    (39,664)       (4,028)         --            --            --
 Class A Shares                                            (2,500)     (4,468)         (479)         --            --            --
 Class B Shares                                              (211)       (331)          (85)         --            --            --
 Class C Shares                                               (74)       (150)          (18)         --            --            --
 Advisor Shares                                               (99)       (213)          (13)         --            --            --
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 Change in net assets from shareholder distributions      (22,453)    (44,826)       (4,993)         --            --        (2,218)
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 Change in net assets from Fund share transactions        (43,877)    (13,767)      (70,584)    (37,413)      (89,201)     (345,411)
                                                      -----------   ---------   -----------   ---------   -----------   -----------
Change in net assets                                      (49,783)    (12,903)      (32,454)     49,749       (51,173)     (234,882)
NET ASSETS:
 Beginning of period                                      240,224     253,127       444,542     394,793       899,888     1,134,770
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 End of period                                        $   190,441   $ 240,224   $   412,088   $ 444,542   $   848,715   $   899,888
                                                      ===========   =========   ===========   =========   ===========   ===========
Accumulated Net Investment Income/(Loss)              $      (830)  $     (12)  $      (733)  $      --   $    (1,157)  $        --
                                                      ===========   =========   ===========   =========   ===========   ===========

                                                             LARGE CAP
                                                             CORE FUND             EQUITY INDEX FUND            BALANCED FUND
                                                      -----------------------   -----------------------   -------------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                      2006 (a)(b)     2005       2006 (a)       2005       2006 (a)        2005
                                                      -----------   ---------   -----------   ---------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $     1,110   $   1,271   $     3,332   $   8,661   $       959   $     2,720
 Net realized gains on investment transactions and
  option contracts                                          3,532       6,423         9,795      69,597         7,684         7,493
 Net realized gains on futures transactions                   129         138           216         715            --            --
 Net change in unrealized appreciation/depreciation
  on investments,options and futures                        4,699       9,054         4,743     (14,823)       (7,355)        3,518
                                                      -----------   ---------   -----------   ---------   -----------   -----------
Change in net assets resulting from operations              9,470      16,886        18,086      64,150         1,288        13,731
                                                      -----------   ---------   -----------   ---------   -----------   -----------

Distributions from net investment income:
 Institutional Shares                                      (1,015)     (1,019)       (1,603)     (3,630)         (437)       (1,594)
 Class A Shares                                              (111)       (264)         (577)     (1,253)         (376)       (1,180)
 Class B Shares                                                (2)         (3)          (19)        (42)          (33)         (121)
 Class C Shares                                                -- ^        -- ^         (11)        (22)          (12)          (44)
 Advisor Shares                                                -- ^        NA           (10)        (24)           (1)           (3)
 Select Shares                                                 NA          NA          (159)       (306)           NA            NA
 Preferred Shares                                              NA          NA          (652)     (1,755)           NA            NA
 Trust Shares                                                  NA          NA          (597)     (1,348)           NA            NA


Distributions from net realized gains:
 Institutional Shares                                      (1,989)     (2,094)           --          --            --            --
 Class A Shares                                              (277)       (656)           --          --            --            --
 Class B Shares                                               (12)        (21)           --          --            --            --
 Class C Shares                                                (2)         (4)           --          --            --            --
 Advisor Shares                                                -- ^        NA            --          --            --            --
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 Change in net assets from shareholder distributions       (3,408)     (4,061)       (3,628)     (8,380)         (859)       (2,942)
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 Change in net assets from Fund share transactions        (11,625)     65,388       (23,686)   (170,144)      (26,017)      (66,996)
                                                      -----------   ---------   -----------   ---------   -----------   -----------
Change in net assets                                       (5,563)     78,213        (9,228)   (114,374)      (25,588)      (56,207)
NET ASSETS:
 Beginning of period                                      194,949     116,736       420,285    (534,659)      134,330       190,537
                                                      -----------   ---------   -----------   ---------   -----------   -----------
 End of period                                        $   189,386   $ 194,949   $   411,057   $ 420,285   $   108,742   $   134,330
                                                      ===========   =========   ===========   =========   ===========   ===========
Accumulated Net Investment Income/(Loss)              $         2   $      20   $       401   $     697   $       222   $       122
                                                      ===========   =========   ===========   =========   ===========   ===========


                                                             MICRO CAP
                                                            VALUE FUND
                                                      -----------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                      JANUARY 31,   JULY 31,
                                                       2006 (a)       2005
                                                      -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $      (521)  $    (404)
 Net realized gains on investment transactions and
  option contracts                                         27,710      37,827
 Net realized gains on futures transactions                    --          --
 Net change in unrealized appreciation/depreciation
  on investments,options and futures                      (15,230)     (9,592)
                                                      -----------   ---------
Change in net assets resulting from operations             11,959      27,831
                                                      -----------   ---------

Distributions from net investment income:
 Institutional Shares                                          --          --
 Class A Shares                                                --          --
 Class B Shares                                                --          --
 Class C Shares                                                --          --
 Advisor Shares                                                --          --
 Select Shares                                                 NA          NA
 Preferred Shares                                              NA          NA
 Trust Shares                                                  NA          NA


Distributions from net realized gains:
 Institutional Shares                                     (26,630)     (9,983)
 Class A Shares                                            (5,289)     (2,822)
 Class B Shares                                            (2,148)       (486)
 Class C Shares                                            (1,672)       (404)
 Advisor Shares                                            (6,413)     (2,794)
                                                      -----------   ---------
 Change in net assets from shareholder distributions      (42,152)    (16,489)
                                                      -----------   ---------
 Change in net assets from Fund share transactions         (4,122)    (85,038)
                                                      -----------   ---------
Change in net assets                                      (34,315)    (73,696)
NET ASSETS:
 Beginning of period                                      177,579     251,275
                                                      -----------   ---------
                                                      $   143,264   $ 177,579
 End of period                                        ===========   =========
                                                      $      (521)  $      --
Accumulated Net Investment Income/(Loss)              ===========   =========

_________________
(a)   Unaudited

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 110-111 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                           DISCIPLINED LARGE CAP
                                                       SMALL CAP VALUE FUND      MULTI CAP VALUE FUND            VALUE FUND
                                                      -----------------------   -----------------------   ------------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,
                                                       2006 (a)       2005       2006 (a)       2005      2006 (a)(b)      2005
                                                      -----------   ---------   -----------   ---------   -----------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $       293   $    (315)  $     1,426   $     928   $     4,068    $   8,216
 Net realized gains/(losses) on investment
  transactions                                              8,360      12,474        32,231      24,985        27,055       52,351
 Realized gain distributions from underlying funds             --          --            --          --            --           --
 Net change in unrealized appreciation/depreciation
  on investments                                           (1,477)     18,099       (12,421)     46,090        (9,575)      37,251
                                                      -----------   ---------   -----------   ---------   -----------    ---------
Change in net assets resulting from operations              7,176      30,258        21,236      72,003        21,548       97,818
                                                      -----------   ---------   -----------   ---------   -----------    ---------

Distributions from net investment income:
 Institutional Shares                                        (288)         --          (554)     (1,146)       (3,931)      (7,923)
 Class A Shares                                                --          --           (41)        (74)         (137)        (241)
 Class B Shares                                                --          --            --          --           (13)         (14)
 Class C Shares                                                --          --            --          --            (5)          (6)
 Advisor Shares                                                --          --            --         (14)           (1)          NA

Distributions from net realized gains:
 Institutional Shares                                     (13,847)    (10,543)      (19,664)    (15,051)      (54,494)     (16,850)
 Class A Shares                                              (285)       (219)       (3,250)     (2,088)       (2,337)        (655)
 Class B Shares                                              (135)        (60)       (1,866)     (1,156)         (541)        (134)
 Class C Shares                                              (105)        (46)         (392)       (289)         (222)         (57)
 Advisor Shares                                              (147)       (140)       (2,894)     (2,387)          (16)          NA
                                                      -----------   ---------   -----------   ---------   -----------    ---------
 Change in net assets from shareholder distributions      (14,807)    (11,008)      (28,661)    (22,205)      (61,697)     (25,880)
                                                      -----------   ---------   -----------   ---------   -----------    ---------
 Change in net assets from Fund share transactions        (17,280)     33,727       (26,843)     (1,733)       33,732     (125,327)
                                                      -----------   ---------   -----------   ---------   -----------    ---------
 Change in net assets                                     (24,911)     52,977       (34,268)     48,065        (6,417)     (53,389)
NET ASSETS:
 Beginning of period                                      165,268     112,291       379,051     330,986       607,108      660,497
                                                      -----------   ---------   -----------   ---------   -----------    ---------
 End of period                                        $   140,357   $ 165,268   $   344,783   $ 379,051   $   600,691    $ 607,108
                                                      ===========   =========   ===========   =========   ===========    =========

Accumulated Net Investment Income/(Loss)              $         5   $      --   $       831   $      --   $       505    $     524
                                                      ===========   =========   ===========   =========   ===========    =========

                                                             LIFEMODEL           LIFEMODEL MODERATELY            LIFEMODEL
                                                        AGGRESSIVE FUND SM        AGGRESSIVE FUND SM          MODERATE FUND SM
                                                      -----------------------   -----------------------   ------------------------
                                                      SIX MONTHS       YEAR     SIX MONTHS       YEAR    SIX MONTHS       YEAR
                                                         ENDED        ENDED        ENDED        ENDED       ENDED         ENDED
                                                      JANUARY 31,    JULY 31,   JANUARY 31,    JULY 31,  JANUARY 31,    JULY 31,
                                                      2006 (a)(b)      2005     2006 (a)(b)      2005    2006 (a)(b)      2005
                                                      -----------    --------   -----------    --------  -----------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $     1,383    $  1,123   $     3,356    $  3,460   $     7,024    $   9,811
 Net realized gains/(losses) on investment
  transactions                                               (259) +      637 +        (519) +    1,446 +         (20)+      2,848 +
 Realized gain distributions from underlying funds          5,088       2,976         8,409       4,937        10,525        7,386
 Net change in unrealized appreciation/depreciation
  on investments                                            3,609      14,201         4,936      23,784         2,717       28,761
                                                      -----------    --------   -----------    --------   -----------    ---------
Change in net assets resulting from operations              9,821      18,937        16,182      33,627        20,246       48,806
                                                      -----------    --------   -----------    --------   -----------    ---------

Distributions from net investment income:
 Institutional Shares                                        (825)       (680)       (1,419)     (1,539)       (4,948)      (7,125)
 Class A Shares                                              (437)       (374)       (1,407)     (1,532)       (1,430)      (1,978)
 Class B Shares                                              (115)        (72)         (391)       (276)         (428)        (479)
 Class C Shares                                               (16)         (9)          (66)        (52)          (73)         (88)
 Advisor Shares                                                -- ^        NA            (2)         NA            (1)          NA

Distributions from net realized gains:
 Institutional Shares                                      (1,714)       (346)       (2,273)       (537)       (6,249)        (768)
 Class A Shares                                            (1,043)       (248)       (2,490)       (650)       (2,006)        (240)
 Class B Shares                                              (349)        (81)         (996)       (257)         (828)         (93)
 Class C Shares                                               (48)        (11)         (172)        (50)         (142)         (17)
 Advisor Shares                                                (1)         NA            (5)         NA            (2)          NA
                                                      -----------    --------   -----------    --------   -----------    ---------
 Change in net assets from shareholder distributions       (4,548)     (1,821)       (9,221)     (4,893)      (16,107)     (10,788)
                                                      -----------    --------   -----------    --------   -----------    ---------
 Change in net assets from Fund share transactions         15,033      14,139        19,121      41,124       (20,756)       2,644
                                                      -----------    --------   -----------    --------   -----------    ---------
 Change in net assets                                      20,306      31,255        26,082      69,858       (16,617)      40,662
NET ASSETS:
 Beginning of period                                      135,611     104,356       294,543     224,685       498,230      457,568
                                                      -----------    --------   -----------    --------   -----------    ---------
 End of period                                        $   155,917    $135,611   $   320,625    $294,543   $   481,613    $ 498,230
                                                      ===========    ========   ===========    ========   ===========    =========

Accumulated Net Investment Income/(Loss)              $       (10)   $     --   $       214    $    143   $       772    $     628
                                                      ===========    ========   ===========    ========   ===========    =========


                                                        LIFEMODEL MODERATELY
                                                        CONSERVATIVE FUND SM
                                                      ------------------------
                                                      SIX MONTHS       YEAR
                                                         ENDED         ENDED
                                                      JANUARY 31,    JULY 31,
                                                      2006 (a)(b)      2005
                                                      -----------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $     1,531    $   2,245
 Net realized gains/(losses) on investment
  transactions                                                339 +        794 +
 Realized gain distributions from underlying funds          1,770        1,270
 Net change in unrealized appreciation/depreciation
  on investments                                             (165)       4,723
                                                      -----------    ---------
Change in net assets resulting from operations              3,475        9,032
                                                      -----------    ---------

Distributions from net investment income:
 Institutional Shares                                        (608)        (970)
 Class A Shares                                              (598)        (878)
 Class B Shares                                              (245)        (321)
 Class C Shares                                               (40)         (51)
 Advisor Shares                                                (1)          NA

Distributions from net realized gains:
 Institutional Shares                                        (888)        (301)
 Class A Shares                                              (940)        (307)
 Class B Shares                                              (522)        (173)
 Class C Shares                                               (84)         (27)
 Advisor Shares                                                (1)          NA
                                                      -----------    ---------
 Change in net assets from shareholder distributions       (3,927)      (3,028)
                                                      -----------    ---------
 Change in net assets from Fund share transactions           (723)      (2,817)
                                                      -----------    ---------
 Change in net assets                                      (1,175)       3,187
NET ASSETS:
 Beginning of period                                      106,833      103,646
                                                      -----------    ---------
 End of period                                        $   105,658    $ 106,833
                                                      ===========    =========

Accumulated Net Investment Income/(Loss)              $       192    $     153
                                                      ===========    =========

________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 112-113 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                            LIFEMODEL                 STRATEGIC
                                                       CONSERVATIVE FUND SM          INCOME FUND            DIVIDEND GROWTH FUND
                                                      ----------------------   -----------------------   --------------------------
                                                      SIX MONTHS      YEAR     SIX MONTHS      YEAR        SIX MONTHS       YEAR
                                                         ENDED       ENDED        ENDED        ENDED         ENDED          ENDED
                                                      JANUARY 31,   JULY 31,   JANUARY 31,   JULY 31,     JANUARY 31,     JULY 31,
                                                      2006 (a)(b)     2005      2006 (a)       2005      2006 (a)(b)(c)     2005
                                                      -----------   --------   -----------   ---------   --------------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $     1,008   $  1,530   $     3,555   $   7,124   $           80   $    (142)
 Net realized gains/(losses) on investment and
  foreign currency transactions                               (21)+      (11)+         721         481            2,405         245
 Net realized gains on futures transactions                    --         --            --          --               --          --
 Realized gain distributions from underlying funds            631        544            --          --               --          --
 Net change in unrealized appreciation/depreciation
  on investments,futures and foreign currency                (334)     1,359        (2,957)      5,346           (1,801)      1,776
                                                      -----------   --------   -----------   ---------   --------------   ---------
Change in net assets resulting from operations              1,284      3,422         1,319      12,951              684       1,879
                                                      -----------   --------   -----------   ---------   --------------   ---------

Distributions from net investment income:
 Institutional Shares                                        (438)      (500)       (2,234)     (4,198)              --          --
 Class A Shares                                              (329)      (620)         (109)       (110)              --          --
 Class B Shares                                              (160)      (264)          (37)        (36)              --          --
 Class C Shares                                               (59)      (111)         (461)     (1,191)              --          --
 Advisor Shares                                                (1)        NA          (589)     (1,483)              --          NA

Distributions from net realized gains:
 Institutional Shares                                        (234)      (132)         (297)        (67)              --          --
 Class A Shares                                              (188)      (197)          (15)         (2)              --          --
 Class B Shares                                              (117)      (118)           (6)         (1)              --          --
 Class C Shares                                               (46)       (52)          (74)        (26)              --          --
 Advisor Shares                                                -- ^       NA           (80)        (28)              --          NA
                                                      -----------   --------   -----------   ---------   --------------   ---------
 Change in net assets from shareholder distributions       (1,572)    (1,994)       (3,902)     (7,142)              --          --
                                                      -----------   --------   -----------   ---------   --------------   ---------
 Change in net assets from Fund share transactions         (2,408)     4,065        (6,619)    (11,467)           7,746      (5,570)
                                                      -----------   --------   -----------   ---------   --------------   ---------
 Change in net assets                                      (2,696)     5,493        (9,202)     (5,658)           8,430      (3,691)
NET ASSETS:
 Beginning of period                                       60,242     54,749       165,960     171,618           13,887      17,578
                                                      -----------   --------   -----------   ---------   --------------   ---------
 End of period                                        $    57,546   $ 60,242   $   156,758   $ 165,960   $       22,317   $  13,887
                                                      ===========   ========   ===========   =========   ==============   =========

Accumulated Net Investment Income/(Loss)              $       149   $    128   $        62   $     (63)  $           80   $      --
                                                      ===========   ========   ===========   =========   ==============   =========

                                                                                    INTERNATIONAL
                                                         TECHNOLOGY FUND             EQUITY FUND
                                                      ----------------------   -----------------------
                                                      SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                         ENDED       ENDED        ENDED        ENDED
                                                      JANUARY 31,   JULY 31,   JANUARY 31,   JULY 31,
                                                       2006 (a)       2005      2006 (a)       2005
                                                      -----------   --------   -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $      (307)  $   (699)  $       658   $   4,228
 Net realized gains/(losses) on investment and
  foreign currency transactions                             5,735      3,738         8,224      23,657
 Net realized gains on futures transactions                    --         --         3,000       1,695
 Realized gain distributions from underlying funds             --         --            --          --
 Net change in unrealized appreciation/depreciation
  on investments,futures and foreign currency               2,251      4,482        64,695      34,124
                                                      -----------   --------   -----------   ---------
Change in net assets resulting from operations              7,679      7,521        76,577      63,704
                                                      -----------   --------   -----------   ---------

Distributions from net investment income:
 Institutional Shares                                          --         --        (6,678)     (6,672)
 Class A Shares                                                --         --          (320)       (407)
 Class B Shares                                                --         --           (14)        (10)
 Class C Shares                                                --         --           (10)         (7)
 Advisor Shares                                                --         --          (102)       (186)

Distributions from net realized gains:
 Institutional Shares                                          --         --        (9,322)         --
 Class A Shares                                                --         --          (525)         --
 Class B Shares                                                --         --           (36)         --
 Class C Shares                                                --         --           (26)         --
 Advisor Shares                                                --         --          (231)         --
                                                      -----------   --------   -----------   ---------
 Change in net assets from shareholder distributions           --         --       (17,264)     (7,282)
                                                      -----------   --------   -----------   ---------
 Change in net assets from Fund share transactions            438     (9,010)       88,272    (100,439)
                                                      -----------   --------   -----------   ---------
 Change in net assets                                       8,117     (1,489)      147,585     (44,017)
NET ASSETS:
 Beginning of period                                       46,629     48,118       317,542     361,559
                                                      -----------   --------   -----------   ---------
 End of period                                        $    54,746   $ 46,629   $   465,127   $ 317,542
                                                      ===========   ========   ===========   =========

Accumulated Net Investment Income/(Loss)              $      (307)  $     --   $    (1,662)  $   4,804
                                                      ===========   ========   ===========   =========

                                                       HIGHYIELD
                                                       BOND FUND          BOND FUND
                                                      -----------   -----------------------
                                                        PERIOD      SIX MONTHS      YEAR
                                                         ENDED         ENDED        ENDED
                                                      JANUARY 31,   JANUARY 31,   JULY 31,
                                                      2006 (a)(d)    2006 (a)       2005
                                                      -----------   -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income/(loss)                         $       333   $     5,908   $   9,498
 Net realized gains/(losses) on investment and
  foreign currency transactions                                28          (574)      6,278
 Net realized gains on futures transactions                    --            --          --
 Realized gain distributions from underlying funds             --            --          --
 Net change in unrealized appreciation/depreciation
  on investments,futures and foreign currency                 265        (3,205)     (2,694)
                                                      -----------   -----------   ---------
Change in net assets resulting from operations                626         2,129      13,082
                                                      -----------   -----------   ---------

Distributions from net investment income:
 Institutional Shares                                        (329)       (6,002)    (10,012)
 Class A Shares                                                -- ^        (299)       (669)
 Class B Shares                                                -- ^         (56)       (114)
 Class C Shares                                                -- ^          (9)        (19)
 Advisor Shares                                                -- ^         (10)        (22)

Distributions from net realized gains:
 Institutional Shares                                          --        (1,723)       (317)
 Class A Shares                                                --           (89)        (26)
 Class B Shares                                                --           (19)         (5)
 Class C Shares                                                --            (3)         (1)
 Advisor Shares                                                --            (3)         (1)
                                                      -----------   -----------   ---------
 Change in net assets from shareholder distributions         (329)       (8,213)    (11,186)
                                                      -----------   -----------   ---------
 Change in net assets from Fund share transactions         50,121       (21,104)      5,001
                                                      -----------   -----------   ---------
 Change in net assets                                      50,418       (27,188)      6,897
NET ASSETS:
 Beginning of period                                           --       313,097     306,200
                                                      -----------   -----------   ---------
 End of period                                        $    50,418   $   285,909   $ 313,097
                                                      ===========   ===========   =========

Accumulated Net Investment Income/(Loss)              $         4   $      (420)  $      48
                                                      ===========   ===========   =========


_____________________
(a)   Unaudited.

(b) Reflects operations from the period August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

(c)   Formerly the Select Stock Fund.

(d) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to January 31, 2006.

+ Represents realized gains/(losses) from investment transactions with affiliates.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 114-115 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                           INTERMEDIATE               SHORT TERM              U.S.GOVERNMENT
                                                             BOND FUND                 BOND FUND                 BOND FUND
                                                      -----------------------   -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,
                                                      2006 (a)(b)     2005      2006 (a)(b)     2005      2006 (a)(b)     2005
                                                      -----------   ---------   -----------   ---------   -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income                                $    11,719   $  23,267   $     4,957   $  11,175   $     1,099   $   1,915
 Net realized gains/(losses) on investment
  transactions                                             (3,482)      4,672          (873)     (3,173)          (71)        519
 Net change in unrealized appreciation/depreciation
  on investments                                           (4,457)     (8,592)         (233)     (2,091)         (411)       (744)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
Change in net assets resulting from operations              3,780      19,347         3,851       5,911           617       1,690
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Distributions from net investment income:
 Institutional Shares                                     (11,927)    (25,017)       (5,992)    (15,030)         (645)     (1,002)
 Class A Shares                                              (607)     (1,343)         (286)       (726)         (504)       (725)
 Class B Shares                                               (64)       (146)           NA          NA            NA          NA
 Class C Shares                                               (19)        (44)           (4)        (11)          (38)        (63)
 Advisor Shares                                                -- ^        NA            -- ^        NA            -- ^        NA

Distributions from net realized gains:
 Institutional Shares                                          --          --            --          --           (79)         --
 Class A Shares                                                --          --            --          --           (68)         --
 Class B Shares                                                --          --            NA          NA            NA          NA
 Class C Shares                                                --          --            --          --            (6)         --
 Advisor Shares                                                --          NA            --          NA            -- ^        NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets from shareholder distributions      (12,617)    (26,550)       (6,282)    (15,767)       (1,340)     (1,790)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets from Fund share transactions        (51,938)   (133,932)      (56,712)   (162,815)       (3,494)    (15,817)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets                                     (60,775)   (141,135)      (59,143)   (172,671)       (4,217)    (15,917)
NET ASSETS:
 Beginning of period                                      578,311     719,446       351,388     524,059        63,304      79,221
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 End of period                                        $   517,536   $ 578,311   $   292,245   $ 351,388   $    59,087   $  63,304
                                                      ===========   =========   ===========   =========   ===========   =========

Accumulated Net Investment Income/(Loss)              $      (839)  $      59   $    (1,262)  $      63   $         8   $      96
                                                      ===========   =========   ===========   =========   ===========   =========

                                                                                INTERMEDIATE MUNICIPAL        OHIO MUNICIPAL
                                                        MUNICIPAL BOND FUND            BOND FUND                 BOND FUND
                                                      -----------------------   -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,
                                                       2006 (a)       2005      2006 (a)(b)     2005      2006 (a)(b)     2005
                                                      -----------   ---------   -----------   ---------   -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income                                $       934   $   2,203   $     3,452   $   8,041   $     2,211   $   5,034
 Net realized gains/(losses) on investment
  transactions                                                121       2,624           287       3,539          (372)        616
 Net change in unrealized appreciation/depreciation
  on investments                                             (661)     (2,137)       (2,198)     (4,799)         (950)     (1,635)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
Change in net assets resulting from operations                394       2,690         1,541       6,781           889       4,015
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Distributions from net investment income:
 Institutional Shares                                        (868)     (2,063)       (3,393)     (9,070)       (1,757)     (3,881)
 Class A Shares                                               (27)        (72)          (48)       (134)         (417)       (872)
 Class B Shares                                               (19)        (44)          (14)        (41)          (53)       (109)
 Class C Shares                                                (2)         (9)           (2)         (7)          (31)        (94)
 Advisor Shares                                                (6)        (14)           -- ^        NA            -- ^        NA

Distributions from net realized gains:
 Institutional Shares                                      (2,037)     (2,066)       (2,353)     (1,780)         (240)       (857)
 Class A Shares                                               (70)        (89)          (36)        (30)          (63)       (200)
 Class B Shares                                               (65)        (59)          (11)         (9)          (10)        (33)
 Class C Shares                                                (8)        (16)           (2)         (2)           (4)        (29)
 Advisor Shares                                               (16)        (17)           -- ^        NA            -- ^        NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets from shareholder distributions       (3,118)     (4,449)       (5,859)    (11,073)       (2,575)     (6,075)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets from Fund share transactions         (4,725)     (7,190)      (18,777)    (47,562)      (15,159)    (19,764)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 Change in net assets                                      (7,449)     (8,949)      (23,095)    (51,854)      (16,845)    (21,824)
NET ASSETS:
 Beginning of period                                       53,475      62,424       209,286     261,140       140,523     162,347
                                                      -----------   ---------   -----------   ---------   -----------   ---------
 End of period                                        $    46,026   $  53,475   $   186,191   $ 209,286   $   123,678   $ 140,523
                                                      ===========   =========   ===========   =========   ===========   =========

Accumulated Net Investment Income/(Loss)              $        12   $      --   $         3   $       8   $        25   $      72
                                                      ===========   =========   ===========   =========   ===========   =========


                                                        MICHIGAN MUNICIPAL
                                                             BOND FUND
                                                      -----------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                      JANUARY 31,   JULY 31,
                                                      2006 (a)(b)     2005
                                                      -----------   ---------
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income                                $     1,002   $   2,600
 Net realized gains/(losses) on investment
  transactions                                                (39)         97
 Net change in unrealized appreciation/depreciation
  on investments                                             (477)     (1,219)
                                                      -----------   ---------
Change in net assets resulting from operations                486       1,478
                                                      -----------   ---------

Distributions from net investment income:
 Institutional Shares                                        (929)     (2,418)
 Class A Shares                                               (69)       (150)
 Class B Shares                                                (8)        (23)
 Class C Shares                                                (3)        (14)
 Advisor Shares                                                -- ^        NA

Distributions from net realized gains:
 Institutional Shares                                          --        (120)
 Class A Shares                                                --          (8)
 Class B Shares                                                --          (2)
 Class C Shares                                                --          (1)
 Advisor Shares                                                --          NA
                                                      -----------   ---------
 Change in net assets from shareholder distributions       (1,009)     (2,736)
                                                      -----------   ---------
 Change in net assets from Fund share transactions        (15,935)    (34,329)
                                                      -----------   ---------
 Change in net assets                                     (16,458)    (35,587)
NET ASSETS:
 Beginning of period                                       80,436     116,023
                                                      -----------   ---------
 End of period                                        $    63,978   $  80,436
                                                      ===========   =========

Accumulated Net Investment Income/(Loss)              $        (7)  $      --
                                                      ===========   =========

________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 116-117 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                       SMALL CAP GROWTH FUND      MID CAP GROWTH FUND       QUALITY GROWTH FUND
                                                      -----------------------   -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,
                                                       2006 (a)       2005       2006 (a)       2005       2006 (a)       2005
                                                      -----------   ---------   -----------   ---------   -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                                       $     4,965   $  54,748   $    15,956   $  80,245   $    53,216   $ 151,799
  Dividends reinvested                                     19,476      39,477         4,159          --            --         694
  Shares redeemed                                         (67,285)   (104,594)      (85,235)    (98,890)     (108,931)   (414,863)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Institutional Shares                              (42,844)    (10,369)      (65,120)    (18,645)      (55,715)   (262,370)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class A Shares
  Shares issued                                               594       1,881         1,094       3,564         1,964       6,110
  Dividends reinvested                                      2,452       4,334           487          --            --         321
  Shares redeemed                                          (3,793)     (9,484)       (6,232)    (20,717)      (31,169)   (813,333)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class A Shares                                       (747)     (3,269)       (4,651)    (17,153)      (29,205)    (74,902)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class B Shares
  Shares issued                                                30         233           296         517           280         607
  Dividends reinvested                                        201         320            80          --            --           2
  Shares redeemed                                            (211)       (523)         (690)     (1,730)       (2,484)     (5,664)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class B Shares                                         20          30          (314)     (1,213)       (2,204)     (5,055)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class C Shares
  Shares issued                                                32          34           154         255           176         299
  Dividends reinvested                                         68         117            18          --            --           1
  Shares redeemed                                            (116)       (324)         (417)       (701)       (1,392)     (3,196)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class C Shares                                        (16)       (173)         (245)       (446)       (1,216)     (2,896)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Advisor Shares
  Shares issued                                                41         123           101         267           530         546
  Dividends reinvested                                         90         213             9          --            --           4
  Shares redeemed                                            (421)       (322)         (364)       (223)       (1,391)       (738)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Advisor Shares                                       (290)         14          (254)         44          (861)       (188)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Select Shares
  Shares issued                                                NA          NA            NA          NA            NA          NA
  Dividends reinvested                                         NA          NA            NA          NA            NA          NA
  Shares redeemed                                              NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Select Shares                                          NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Preferred Shares
  Shares issued                                                NA          NA            NA          NA            NA          NA
  Dividends reinvested                                         NA          NA            NA          NA            NA          NA
  Shares redeemed                                              NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Preferred Shares                                       NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Trust Shares
  Shares issued                                                NA          NA            NA          NA            NA          NA
  Dividends reinvested                                         NA          NA            NA          NA            NA          NA
  Shares redeemed                                              NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Trust Shares                                           NA          NA            NA          NA            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Change from capital transactions                      $   (43,877)  $ (13,767)  $   (70,584)  $ (37,413)  $   (89,201)  $(345,411)
                                                      ===========   =========   ===========   =========   ===========   =========

                                                        LARGE CAP CORE FUND        EQUITY INDEX FUND           BALANCED FUND
                                                      -----------------------   -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,    JANUARY 31,   JULY 31,
                                                      2006 (a)(b)     2005       2006 (a)       2005       2006 (a)       2005
                                                      -----------   ---------   -----------   ---------   -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                                       $     5,606   $ 100,722   $    32,869   $  52,844   $     2,206   $   7,356
  Dividends reinvested                                      2,098       2,375         1,329       2,884           379       1,433
  Shares redeemed                                         (17,511)    (33,811)      (41,626)   (102,652)      (14,449)    (52,487)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Institutional Shares                               (9,807)     69,286        (7,428)    (46,924)      (11,864)    (43,698)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class A Shares
  Shares issued                                               664       2,862         6,933       8,770           620       3,084
  Dividends reinvested                                        370         889           558       1,216           365       1,148
  Shares redeemed                                          (2,834)     (7,801)       (9,593)    (20,648)      (12,786)    (23,632)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class A Shares                                     (1,800)     (4,050)       (2,102)    (10,662)      (11,801)    (19,400)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class B Shares
  Shares issued                                                61         366           360         956            86         320
  Dividends reinvested                                         10          23            15          36            32         117
  Shares redeemed                                             (78)       (254)         (330)       (821)       (1,759)     (3,366)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class B Shares                                         (7)        135            45         171        (1,641)     (2,929)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Class C Shares
  Shares issued                                                 6          36           308         937            78         221
  Dividends reinvested                                          2           4             8          19            12          43
  Shares redeemed                                             (22)        (23)         (346)       (889)         (756)     (1,230)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Class C Shares                                        (14)         17           (30)         67          (666)       (966)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Advisor Shares
  Shares issued                                                 3          NA           243         788             4          31
  Dividends reinvested                                         -- ^        NA             8          22             1           3
  Shares redeemed                                              --          NA          (709)       (352)          (50)        (37)
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Advisor Shares                                          3          NA          (458)        458           (45)         (3)
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Select Shares
  Shares issued                                                NA          NA         2,833       5,010            NA          NA
  Dividends reinvested                                         NA          NA           124         235            NA          NA
  Shares redeemed                                              NA          NA        (4,581)     (2,666)           NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Select Shares                                          NA          NA        (1,624)      2,579            NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Preferred Shares
  Shares issued                                                NA          NA         5,938      13,120            NA          NA
  Dividends reinvested                                         NA          NA           623       1,695            NA          NA
  Shares redeemed                                              NA          NA       (12,359)   (117,426)           NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Preferred Shares                                       NA          NA        (5,798)   (102,611)           NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Trust Shares
  Shares issued                                                NA          NA         1,339      23,837            NA          NA
  Dividends reinvested                                         NA          NA           107         190            NA          NA
  Shares redeemed                                              NA          NA        (7,737)    (37,249)           NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------
  Total Trust Shares                                           NA          NA        (6,291)    (13,222)           NA          NA
                                                      -----------   ---------   -----------   ---------   -----------   ---------

Change from capital transactions                      $   (11,625)  $  65,388   $   (23,686)  $(170,144)  $   (26,017)  $ (66,996)
                                                      ===========   =========   ===========   =========   ===========   =========


                                                       MICRO CAP VALUE FUND
                                                      -----------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                      JANUARY 31,   JULY 31,
                                                       2006 (a)       2005
                                                      -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                                       $    14,669   $   9,452
  Dividends reinvested                                     25,917       9,657
  Shares redeemed                                         (31,714)    (82,599)
                                                      -----------   ---------
  Total Institutional Shares                                8,872     (63,490)
                                                      -----------   ---------

Class A Shares
  Shares issued                                             4,506       1,651
  Dividends reinvested                                      4,986       2,394
  Shares redeemed                                         (14,447)    (18,230)
                                                      -----------   ---------
  Total Class A Shares                                     (4,955)    (14,185)
                                                      -----------   ---------

Class B Shares
  Shares issued                                               381         261
  Dividends reinvested                                      2,023         480
  Shares redeemed                                            (721)       (744)
                                                      -----------   ---------
  Total Class B Shares                                      1,683          (3)
                                                      -----------   ---------

Class C Shares
  Shares issued                                               797       1,306
  Dividends reinvested                                      1,557         371
  Shares redeemed                                          (1,387)     (1,504)
                                                      -----------   ---------
  Total Class C Shares                                        967         173
                                                      -----------   ---------

Advisor Shares
  Shares issued                                               671       3,832
  Dividends reinvested                                      5,916       2,517
  Shares redeemed                                         (17,276)    (13,882)
                                                      -----------   ---------
  Total Advisor Shares                                    (10,689)     (7,533)
                                                      -----------   ---------

Select Shares
  Shares issued                                                NA          NA
  Dividends reinvested                                         NA          NA
  Shares redeemed                                              NA          NA
                                                      -----------   ---------
  Total Select Shares                                          NA          NA
                                                      -----------   ---------

Preferred Shares
  Shares issued                                                NA          NA
  Dividends reinvested                                         NA          NA
  Shares redeemed                                              NA          NA
                                                      -----------   ---------
  Total Preferred Shares                                       NA          NA
                                                      -----------   ---------

Trust Shares
  Shares issued                                                NA          NA
  Dividends reinvested                                         NA          NA
  Shares redeemed                                              NA          NA
                                                      -----------   ---------
  Total Trust Shares                                           NA          NA
                                                      -----------   ---------

Change from capital transactions                      $    (4,122)  $ (85,038)
                                                      ===========   =========

________________
(a)   Unaudited

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 118-119 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS,CONTINUED - FUND SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                 SMALL CAP GROWTH FUND       MID CAP GROWTH FUND        QUALITY GROWTH FUND
                                -----------------------    -----------------------    -----------------------
                                 SIX MONTHS      YEAR      SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                   ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                                JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                                  2006 (a)       2005       2006 (a)        2005       2006 (a)        2005
                                -----------    --------    -----------    --------    -----------    --------
SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         345       3,582            990       5,611          3,257      10,164
  Dividends reinvested                1,403       2,753            251          --             --          46
  Shares redeemed                    (4,586)     (7,034)        (5,358)     (7,004)        (6,687)    (27,268)
                                -----------    --------    -----------    --------    -----------    --------
Total Institutional Shares           (2,838)       (699)        (4,117)     (1,393)        (3,430)    (17,058)
                                -----------    --------    -----------    --------    -----------    --------

Class A Shares
  Shares issued                          41         129             69         255            121         417
  Dividends reinvested                  182         310             30          --             --          22
  Shares redeemed                      (265)       (649)          (390)     (1,481)        (1,930)     (5,468)
                                -----------    --------    -----------    --------    -----------    --------
Total Class A Shares                    (42)       (210)          (291)     (1,226)        (1,809)     (5,029)
                                -----------    --------    -----------    --------    -----------    --------

Class B Shares
  Shares issued                           2          16             20          39             18          43
  Dividends reinvested                   15          23              5          --             --          -- ^
  Shares redeemed                       (15)        (36)           (45)       (129)          (159)       (395)
                                -----------    --------    -----------    --------    -----------    --------
Total Class B Shares                      2           3            (20)        (90)          (141)       (352)
                                -----------    --------    -----------    --------    -----------    --------

Class C Shares
  Shares issued                           2           2             10          20             12          21
  Dividends reinvested                    5           8              1          --             --          -- ^
  Shares redeemed                        (8)        (22)           (28)        (52)           (92)       (228)
                                -----------    --------    -----------    --------    -----------    --------
Total Class C Shares                     (1)        (12)           (17)        (32)           (80)       (207)
                                -----------    --------    -----------    --------    -----------    --------

Advisor Shares
  Shares issued                           3           9              6          18             34          36
  Dividends reinvested                    7          15              1          --             --          -- ^
  Shares redeemed                       (29)        (22)           (23)        (16)           (87)        (50)
                                -----------    --------    -----------    --------    -----------    --------
Total Advisor Shares                    (19)          2            (16)          2            (53)        (14)
                                -----------    --------    -----------    --------    -----------    --------

Select Shares
  Shares issued                          NA          NA             NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------
  Total Select Shares                    NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------

Preferred Shares
  Shares issued                          NA          NA             NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------
  Total Preferred Shares                 NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------

Trust Shares
  Shares issued                          NA          NA             NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------
Total Trust Shares                       NA          NA             NA          NA             NA          NA
                                -----------    --------    -----------    --------    -----------    --------

Change from share transactions       (2,898)       (916)        (4,461)     (2,739)        (5,513)    (22,660)
                                ===========    ========    ===========    ========    ===========    ========

                                  LARGE CAP CORE FUND        EQUITY INDEX FUND
                                ------------------------   -----------------------
                                 SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                   ENDED         ENDED        ENDED        ENDED
                                JANUARY 31,     JULY 31,   JANUARY 31,    JULY 31,
                                2006 (a)(b)       2005      2006 (a)        2005
                                -----------    --------    -----------    --------
SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         389       7,053          1,398       2,347
  Dividends reinvested                  142         171             56         128
  Shares redeemed                    (1,188)     (2,437)        (1,766)     (4,521)
                                -----------    --------    -----------    --------
Total Institutional Shares             (657)      4,787           (312)     (2,046)
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                          46         212            297         402
  Dividends reinvested                   25          65             24          54
  Shares redeemed                      (197)       (571)          (407)       (934)
                                -----------    --------    -----------    --------
Total Class A Shares                   (126)       (294)           (86)       (478)
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                           4          26             15          43
  Dividends reinvested                    1           2              1           2
  Shares redeemed                        (5)        (18)           (14)        (37)
                                -----------    --------    -----------    --------
Total Class B Shares                     -- ^        10              2           8
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                          -- ^         3             14          43
  Dividends reinvested                   -- ^        -- ^           -- ^        1
  Shares redeemed                        (2)         (2)           (15)        (40)
                                -----------    --------    -----------    --------
Total Class C Shares                     (2)          1             (1)          4
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                          -- ^        NA             11          36
  Dividends reinvested                   -- ^        NA             -- ^         1
  Shares redeemed                        --          NA            (31)        (16)
                                -----------    --------    -----------    --------
Total Advisor Shares                     -- ^        NA            (20)         21
                                -----------    --------    -----------    --------

Select Shares
  Shares issued                          NA          NA            119         224
  Dividends reinvested                   NA          NA              5          10
  Shares redeemed                        NA          NA           (200)       (119)
                                -----------    --------    -----------    --------
Total Select Shares                      NA          NA            (76)        115
                                -----------    --------    -----------    --------

Preferred Shares
  Shares issued                          NA          NA            253         584
  Dividends reinvested                   NA          NA             26          76
  Shares redeemed                        NA          NA           (526)     (5,222)
                                -----------    --------    -----------    --------
Total Preferred Shares                   NA          NA           (247)     (4,562)
                                -----------    --------    -----------    --------

Trust Shares
  Shares issued                          NA          NA             58       1,052
  Dividends reinvested                   NA          NA              4           8
  Shares redeemed                        NA          NA           (328)     (1,651)
                                -----------    --------    -----------    --------
Total Trust Shares                       NA          NA           (266)       (591)
                                -----------    --------    -----------    --------

Change from share transactions         (785)      4,504         (1,006)     (7,529)
                                ===========    ========    ===========    ========

                                     BALANCED FUND          MICRO CAP VALUE FUND
                                -----------------------    -----------------------
                                SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                   ENDED        ENDED         ENDED        ENDED
                                JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                                 2006 (a)        2005       2006 (a)        2005
                                -----------    --------    -----------    --------
SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         174         589          1,412         893
  Dividends reinvested                   30         114          3,244         915
  Shares redeemed                    (1,137)     (4,211)        (3,352)     (7,924)
                                -----------    --------    -----------    --------
Total Institutional Shares             (933)     (3,508)         1,304       6,116
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                          49         249            520         164
  Dividends reinvested                   29          92            643         231
  Shares redeemed                    (1,014)     (1,901)        (1,422)     (1,771)
                                -----------    --------    -----------    --------
Total Class A Shares                   (936)     (1,560)          (259)     (1,376)
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                           7          26             39          27
  Dividends reinvested                    3           9            269          47
  Shares redeemed                      (141)       (275)           (81)        (75)
                                -----------    --------    -----------    --------
Total Class B Shares                   (131)       (240)           227          (1)
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                           6          18             90         128
  Dividends reinvested                    1           4            207          37
  Shares redeemed                       (61)       (102)          (149)       (148)
                                -----------    --------    -----------    --------
Total Class C Shares                    (54)        (80)           148          17
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                          -- ^         3             68         390
  Dividends reinvested                   -- ^        -- ^          770         245
  Shares redeemed                        (4)         (3)        (1,737)     (1,385)
                                -----------    --------    -----------    --------
Total Advisor Shares                     (4)         -- ^         (899)       (750)
                                -----------    --------    -----------    --------

Select Shares
  Shares issued                          NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA
                                -----------    --------    -----------    --------
Total Select Shares                      NA          NA             NA          NA
                                -----------    --------    -----------    --------

Preferred Shares
  Shares issued                          NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA
                                -----------    --------    -----------    --------
Total Preferred Shares                   NA          NA             NA          NA
                                -----------    --------    -----------    --------

Trust Shares
  Shares issued                          NA          NA             NA          NA
  Dividends reinvested                   NA          NA             NA          NA
  Shares redeemed                        NA          NA             NA          NA
                                -----------    --------    -----------    --------
Total Trust Shares                       NA          NA             NA          NA
                                -----------    --------    -----------    --------

Change from share transactions       (2,058)     (5,388)           521      (8,226)
                                ===========    ========    ===========    ========


____________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 120-121 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED - FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                       DISCIPLINED LARGE CAP
                                 SMALL CAP GROWTH FUND      MULTI CAP VALUE FUND           VALUE FUND
                                -----------------------    -----------------------    -----------------------
                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                   ENDED        ENDED         ENDED       ENDED          ENDED        ENDED
                                JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                                  2006 (a)       2005       2006 (a)       2005       2006 (a)(b)      2005
                                -----------    --------    -----------    --------    -----------   ----------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                 $    12,255    $ 55,220    $    15,643    $ 66,947    $    56,872   $   82,591
  Dividends reinvested               14,091      10,515         19,419      15,107         53,809       18,198
  Shares redeemed                   (43,618)    (33,029)       (58,428)    (82,530)       (78,225)    (227,228)
                                -----------    --------    -----------    --------    -----------   ----------
Total Institutional Shares          (17,272)     32,706        (23,366)       (476)        32,456     (126,439)
                                -----------    --------    -----------    --------    -----------   ----------

Class A Shares
  Shares issued                         317       1,102          3,483       9,858          2,338        7,203
  Dividends reinvested                  234         184          2,901       1,951          2,102          802
  Shares redeemed                      (331)     (1,186)        (4,590)    (10,763)        (3,831)      (7,514)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class A Shares                    220         100          1,794       1,046            609          491
                                -----------    --------    -----------    --------    -----------   ----------

Class B Shares
  Shares issued                         196         599          1,017       2,803            393        1,398
  Dividends reinvested                   98          55          1,749       1,133            434          139
  Shares redeemed                       (69)       (137)        (1,759)     (3,229)          (514)      (1,172)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class B Shares                    225         517          1,007         707            313          365
                                -----------    --------    -----------    --------    -----------   ----------

Class C Shares
  Shares issued                          85         474            591       2,020            268          708
  Dividends reinvested                   93          44            304         213            172           56
  Shares redeemed                      (146)       (256)          (748)     (2,078)          (263)        (508)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class C Shares                     32         262            147         155            177          256
                                -----------    --------    -----------    --------    -----------   ----------

Advisor Shares
  Shares issued                         188         344          1,028       1,914            167           NA
  Dividends reinvested                  124         129          2,816       2,263             10           NA
  Shares redeemed                      (797)       (331)       (10,269)     (7,342)            --           NA
                                -----------    --------    -----------    --------    -----------   ----------
Total Advisor Shares                   (485)        142         (6,425)     (3,165)           177           NA
                                -----------    --------    -----------    --------    -----------   ----------

Change from capital
  transactions                  $   (17,280)   $ 33,727    $   (26,843)   $ (1,733)   $    33,732   $ (125,327)
                                ===========    ========    ===========    ========    ===========   ==========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         566       2,646            618       2,739          3,838        5,849
  Dividends reinvested                  688         529            800         634          3,909        1,295
  Shares redeemed                    (2,023)     (1,594)        (2,307)     (3,414)        (5,416)     (15,801)
                                -----------    --------    -----------    --------    -----------   ----------
Total Institutional Shares             (769)      1,581           (889)        (41)         2,331       (8,657)
                                -----------    --------    -----------    --------    -----------   ----------

Class A Shares
  Shares issued                          15          54            138         415            159          509
  Dividends reinvested                   12           9            121          83            153           57
  Shares redeemed                       (16)        (57)          (182)       (450)          (265)        (528)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class A Shares                     11           6             77          48             47           38
                                -----------    --------    -----------    --------    -----------   ----------

Class B Shares
  Shares issued                           9          30             41         121             27           97
  Dividends reinvested                    5           3             75          49             31           10
  Shares redeemed                        (3)         (7)           (72)       (140)           (35)         (82)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class B Shares                     11          26             44          30             23           25
                                -----------    --------    -----------    --------    -----------   ----------

Class C Shares
  Shares issued                           4          24             24          86             19           50
  Dividends reinvested                    5           2             13           9             13            4
  Shares redeemed                        (7)        (12)           (31)        (88)           (18)         (36)
                                -----------    --------    -----------    --------    -----------   ----------
Total Class C Shares                      2          14              6           7             14           18
                                -----------    --------    -----------    --------    -----------   ----------

Advisor Shares
  Shares issued                           9          16             41          81             11           NA
  Dividends reinvested                    6           7            118          96              1           NA
  Shares redeemed                       (37)        (16)          (406)       (308)            --           NA
                                -----------    --------    -----------    --------    -----------   ----------
Total Advisor Shares                    (22)          7           (247)       (131)            12           NA
                                -----------    --------    -----------    --------    -----------   ----------

Change from share transactions         (767)      1,634         (1,009)        (87)         2,427       (8,576)
                                ===========    ========    ===========    ========    ===========     ========

                                       LIFEMODEL            LIFEMODEL MODERATELY
                                  AGGRESSIVE FUND SM         AGGRESSIVE FUND SM
                                ------------------------   -----------------------
                                 SIX MONTHS       YEAR      SIX MONTHS      YEAR
                                   ENDED         ENDED        ENDED        ENDED
                                JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                                2006 (a)(b)       2005     2006 (a)(b)      2005
                                -----------    --------    -----------    --------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                 $    23,777    $ 24,902    $    25,016    $ 35,699
  Dividends reinvested                2,520       1,014          3,630       2,008
  Shares redeemed                   (12,615)    (16,721)       (13,264)    (20,044)
                                -----------    --------    -----------    --------
Total Institutional Shares           13,682       9,195         15,382      17,663
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                       6,064      13,179         13,038      37,035
  Dividends reinvested                1,388         607          3,617       2,109
  Shares redeemed                    (6,561)    (10,978)       (15,031)    (21,154)
                                -----------    --------    -----------    --------
Total Class A Shares                    891       2,808          1,624      17,990
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                       1,315       4,444          4,071      11,955
  Dividends reinvested                  413         148          1,300         518
  Shares redeemed                    (1,567)     (2,442)        (3,726)     (7,064)
                                -----------    --------    -----------    --------
Total Class B Shares                    161       2,150          1,645       5,409
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                         493         761            923       3,453
  Dividends reinvested                   54          20            209          98
  Shares redeemed                      (351)       (795)        (1,102)     (3,489)
                                -----------    --------    -----------    --------
Total Class C Shares                    196         (14)            30          62
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                         103          NA            437          NA
  Dividends reinvested                   -- ^        NA              7          NA
  Shares redeemed                        --          NA             (4)         NA
                                -----------    --------    -----------    --------
Total Advisor Shares                    103          NA            440          NA
                                -----------    --------    -----------    --------

Change from capital
  transactions                  $    15,033    $ 14,139    $    19,121    $ 41,124
                                ===========    ========    ===========    ========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                       1,653       1,868          1,793       2,705
  Dividends reinvested                  175          75            262         152
  Shares redeemed                      (882)     (1,234)          (961)     (1,513)
                                -----------    --------    -----------    --------
Total Institutional Shares              946         709          1,094       1,344
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                         426       1,002            946       2,859
  Dividends reinvested                   97          45            262         160
  Shares redeemed                      (457)       (824)        (1,086)     (1,610)
                                -----------    --------    -----------    --------
Total Class A Shares                     66         223            122       1,409
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                          94         342            295         925
  Dividends reinvested                   29          11             94          39
  Shares redeemed                      (112)       (187)          (270)       (542)
                                -----------    --------    -----------    --------
Total Class B Shares                     11         166            119         422
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                          35          59             67         266
  Dividends reinvested                    4           1             15           7
  Shares redeemed                       (25)        (62)           (80)       (268)
                                -----------    --------    -----------    --------
Total Class C Shares                     14          (2)             2           5
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                           7          NA             31          NA
  Dividends reinvested                   -- ^        NA             -- ^        NA
  Shares redeemed                        --          NA             -- ^        NA
                                -----------    --------    -----------    --------
Total Advisor Shares                      7          NA             31          NA
                                -----------    --------    -----------    --------

Change from share transactions        1,044       1,096          1,368       3,180
                                ===========    ========    ===========    ========

                                       LIFEMODEL            LIFEMODEL MODERATELY
                                   MODERATE FUND SM         CONSERVATIVE FUND SM
                                -----------------------    -----------------------
                                 SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                   ENDED        ENDED         ENDED        ENDED
                                JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                                2006 (a)(b)     2005       2006 (a)(b)     2005
                                -----------    --------    -----------    --------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                 $    30,666    $ 62,059    $     5,220    $  9,260
  Dividends reinvested               11,031       7,796          1,456       1,221
  Shares redeemed                   (61,769)    (70,750)        (5,073)    (12,191)
                                -----------    --------    -----------    --------
Total Institutional Shares          (20,072)       (895)         1,603      (1,710)
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                      10,869      31,945          4,809       8,736
  Dividends reinvested                3,226       2,162          1,431       1,130
  Shares redeemed                   (14,918)    (34,525)        (7,811)    (11,563)
                                -----------    --------    -----------    --------
Total Class A Shares                   (823)       (418)        (1,571)     (1,697)
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                       3,174       9,857            934       4,612
  Dividends reinvested                1,163         543            706         462
  Shares redeemed                    (4,094)     (6,313)        (2,084)     (4,725)
                                -----------    --------    -----------    --------
Total Class B Shares                    243       4,087           (444)        349
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                         801       3,077            275       1,608
  Dividends reinvested                  175          93            105          72
  Shares redeemed                    (1,337)     (3,300)          (757)     (1,439)
                                -----------    --------    -----------    --------
Total Class C Shares                   (361)       (130)          (377)        241
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                         255          NA             65          NA
  Dividends reinvested                    2          NA              1          NA
  Shares redeemed                        --          NA             -- ^        NA
                                -----------    --------    -----------    --------
Total Advisor Shares                    257          NA             66          NA
                                -----------    --------    -----------    --------

Change from capital
  transactions                  $   (20,756)   $  2,644    $      (723)   $ (2,817)
                                ===========    ========    ===========    ========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                       2,462       5,175            455         824
  Dividends reinvested                  890         647            128         108
  Shares redeemed                    (4,976)     (5,880)          (441)     (1,080)
                                -----------    --------    -----------    --------
Total Institutional Shares           (1,624)        (58)           142        (148)
                                -----------    --------    -----------    --------

Class A Shares
  Shares issued                         873       2,680            418         782
  Dividends reinvested                  261         179            126         100
  Shares redeemed                    (1,202)     (2,883)          (682)     (1,038)
                                -----------    --------    -----------    --------
Total Class A Shares                    (68)        (24)          (138)       (156)
                                -----------    --------    -----------    --------

Class B Shares
  Shares issued                         256         832             82         417
  Dividends reinvested                   94          45             62          41
  Shares redeemed                      (331)       (529)          (182)       (424)
                                -----------    --------    -----------    --------
Total Class B Shares                     19         348            (38)         34
                                -----------    --------    -----------    --------

Class C Shares
  Shares issued                          65         258             24         144
  Dividends reinvested                   14           8              9           6
  Shares redeemed                      (108)       (278)           (66)       (129)
                                -----------    --------    -----------    --------
Total Class C Shares                    (29)        (12)           (33)         21
                                -----------    --------    -----------    --------

Advisor Shares
  Shares issued                          21          NA              6          NA
  Dividends reinvested                   -- ^        NA             -- ^        NA
  Shares redeemed                        --          NA             -- ^        NA
                                -----------    --------    -----------    --------
Total Advisor Shares                     21          NA              6          NA
                                -----------    --------    -----------    --------

Change from share transactions       (1,681)        254            (61)       (249)
                                ===========    ========    ===========    ========


_________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 122-123 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS,CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                       LIFEMODEL
                                  CONSERVATIVE FUND SM      STRATEGIC INCOME FUND       DIVIDEND GROWTH FUND
                                -----------------------    -----------------------    -------------------------
                                 SIX MONTHS      YEAR       SIX MONTHS      YEAR        SIX MONTHS       YEAR
                                    ENDED       ENDED         ENDED        ENDED          ENDED         ENDED
                                 JANUARY 31,   JULY 31,    JANUARY 31,    JULY 31,     JANUARY 31,     JULY 31,
                                2006 (a) (b)     2005        2006 (a)       2005      2006 (a)(b)(c)     2005
                                -----------    --------    -----------    --------    --------------   --------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                 $     3,918    $ 12,957    $    15,089    $ 24,974    $       11,255   $    503
  Dividends reinvested                  656         610            574         649                --         --
  Shares redeemed                    (2,813)     (5,952)       (11,901)    (21,877)           (1,596)    (2,518)
                                -----------    --------    -----------    --------    --------------   --------
  Total Institutional Shares          1,761       7,615          3,762       3,746             9,659     (2,015)
                                -----------    --------    -----------    --------    --------------   --------

Class A Shares
  Shares issued                       1,191       9,897          1,896       3,984               213        865
  Dividends reinvested                  490         764             87          76                --         --
  Shares redeemed                    (3,471)    (11,653)        (1,029)       (652)           (2,086)    (4,122)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class A Shares               (1,790)       (992)           954       3,408            (1,873)    (3,257)
                                -----------    --------    -----------    --------    --------------   --------

Class B Shares
  Shares issued                         385       2,138            492       1,573                45         25
  Dividends reinvested                  256         351             22          18                --         --
  Shares redeemed                    (1,894)     (3,641)          (249)        (96)              (31)      (200)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class B Shares               (1,253)     (1,152)           265       1,495                14       (175)
                                -----------    --------    -----------    --------    --------------   --------

Class C Shares
  Shares issued                         361       1,893            801       2,493                47         15
  Dividends reinvested                   83         152            424         957                --         --
  Shares redeemed                    (1,618)     (3,451)        (6,097)    (14,830)             (114)      (138)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class C Shares               (1,174)     (1,406)        (4,872)    (11,380)              (67)      (123)
                                -----------    --------    -----------    --------    --------------   --------

Advisor Shares
  Shares issued                          47          NA          1,335       4,501                13         NA
  Dividends reinvested                    1          NA            595       1,335                --         NA
  Shares redeemed                        --          NA         (8,658)    (14,572)               --         NA
                                -----------    --------    -----------    --------    --------------   --------
  Total Advisor Shares                   48          NA         (6,728)     (8,736)               13         NA
                                -----------    --------    -----------    --------    --------------   --------

Change from capital
   transactions                 $    (2,408)   $  4,065    $    (6,619)   $(11,467)   $        7,746   $ (5,570)
                                ===========    ========    ===========    ========    ==============   ========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         360       1,199          1,329       2,176               525         25
  Dividends reinvested                   61          56             51          57                --         --
  Shares redeemed                      (260)       (551)        (1,051)     (1,908)              (73)      (125)
                                -----------    --------    -----------    --------    --------------   --------
  Total Institutional Shares            161         704            329         325               452       (100)
                                -----------    --------    -----------    --------    --------------   --------

Class A Shares
  Shares issued                         110         925            167         348                10         47
  Dividends reinvested                   46          71              8           7                --         --
  Shares redeemed                      (320)     (1,083)           (91)        (57)              (99)      (214)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class A Shares                 (164)        (87)            84         298               (89)      (167)
                                -----------    --------    -----------    --------    --------------   --------

Class B Shares
  Shares issued                          36         199             43         137                 2          1
  Dividends reinvested                   24          33              2           2                --         --
  Shares redeemed                      (175)       (339)           (22)         (8)               --        (10)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class B Shares                 (115)       (107)            23         131                 2         (9)
                                -----------    --------    -----------    --------    --------------   --------

Class C Shares
  Shares issued                          33         177             71         220                 2          1
  Dividends reinvested                    8          14             38          84                --         --
  Shares redeemed                      (150)       (322)          (544)     (1,308)               (6)        (8)
                                -----------    --------    -----------    --------    --------------   --------
  Total Class C Shares                 (109)       (131)          (435)     (1,004)               (4)        (7)
                                -----------    --------    -----------    --------    --------------   --------

Advisor Shares
  Shares issued                           4          NA            118         394                 1         NA
  Dividends reinvested                   -- ^        NA             53         117                --         NA
  Shares redeemed                        --          NA           (769)     (1,279)               --         NA
                                -----------    --------    -----------    --------    --------------   --------
  Total Advisor Shares                    4          NA           (598)       (768)                1         NA
                                -----------    --------    -----------    --------    --------------   --------

Change from share transactions         (223)        379           (597)     (1,018)              362       (283)
                                ===========    ========    ===========    ========    ==============   ========

                                                                INTERNATIONAL
                                    TECHNOLOGY FUND              EQUITY FUND
                                ------------------------   ------------------------
                                 SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                   ENDED         ENDED        ENDED         ENDED
                                JANUARY 31,     JULY 31,   JANUARY 31,    JULY 31,
                                  2006 (a)        2005      2006 (a)        2005
                                ------------    --------   -----------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                 $     6,745     $  9,259   $   125,357    $  82,064
  Dividends reinvested                   --           --        11,562        2,185
  Shares redeemed                    (4,906)     (14,038)      (50,593)    (177,553)
                                -----------     --------   -----------    ---------
  Total Institutional Shares          1,839       (4,779)       86,326      (93,304)
                                -----------     --------   -----------    ---------

Class A Shares
  Shares issued                         212        1,208         7,280        4,426
  Dividends reinvested                   --           --           805          384
  Shares redeemed                    (1,553)      (3,614)       (2,862)     (10,704)
                                -----------     --------   -----------    ---------
  Total Class A Shares               (1,341)      (2,406)        5,223       (5,894)
                                -----------     --------   -----------    ---------

Class B Shares
  Shares issued                          27          121           267          503
  Dividends reinvested                   --           --            38           10
  Shares redeemed                      (218)        (573)          (74)        (154)
                                -----------     --------   -----------    ---------
  Total Class B Shares                 (191)        (452)          231          359
                                -----------     --------   -----------    ---------

Class C Shares
  Shares issued                           7           81           202          519
  Dividends reinvested                   --           --            33            6
  Shares redeemed                      (187)      (1,409)         (173)        (214)
                                -----------     --------   -----------    ---------
  Total Class C Shares                 (180)      (1,328)           62          311
                                -----------     --------   -----------    ---------

Advisor Shares
  Shares issued                         367          152           874          605
  Dividends reinvested                   --           --           315          175
  Shares redeemed                       (56)        (197)       (4,759)      (2,691)
                                -----------     --------   -----------    ---------
  Total Advisor Shares                  311          (45)       (3,570)      (1,911)
                                -----------     --------   -----------    ---------

Change from capital
   transactions                 $       438     $ (9,010)  $    88,272    $(100,439)
                                ===========     ========   ===========    =========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                         636        1,021        10,996        8,108
  Dividends reinvested                   --           --           994          211
  Shares redeemed                      (474)      (1,549)       (4,340)     (17,002)
                                -----------     --------   -----------    ---------
  Total Institutional Shares            162         (528)        7,650       (8,683)
                                -----------     --------   -----------    ---------

Class A Shares
  Shares issued                          21          135           608          432
  Dividends reinvested                   --           --            69           37
  Shares redeemed                      (152)        (403)         (246)      (1,036)
                                -----------     --------   -----------    ---------
  Total Class A Shares                 (131)        (268)          431         (567)
                                -----------     --------   -----------    ---------

Class B Shares
  Shares issued                           3           14            24           48
  Dividends reinvested                   --           --             3            1
  Shares redeemed                       (23)         (68)           (7)         (15)
                                -----------     --------   -----------    ---------
  Total Class B Shares                  (20)         (54)           20           34
                                -----------     --------   -----------    ---------

Class C Shares
  Shares issued                          -- ^          9            18           51
  Dividends reinvested                   --           --             3            1
  Shares redeemed                       (19)        (164)          (16)         (21)
                                -----------     --------   -----------    ---------
  Total Class C Shares                  (19)        (155)            5           31
                                -----------     --------   -----------    ---------

Advisor Shares
  Shares issued                          33           17            76           58
  Dividends reinvested                   --           --            27           17
  Shares redeemed                        (5)         (22)         (415)        (260)
                                -----------     --------   -----------    ---------
  Total Advisor Shares                   28           (5)         (312)        (185)
                                -----------     --------   -----------    ---------

Change from share transactions           20       (1,010)        7,794       (9,370)
                                ===========     ========   ===========    =========

                                  HIGH YIELD BOND FUND            BOND FUND
                                -----------------------    -----------------------
                                        PERIOD              SIX MONTHS        YEAR
                                         ENDED                ENDED          ENDED
                                      JANUARY 31,          JANUARY 31,      JULY 31,
                                     2006 (a) (b)            2006 (a)         2005
                                     ------------          -----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                       $   51,051           $    16,738     $   93,508
  Dividends reinvested                        --                 3,016          3,033
  Shares redeemed                         (1,015)              (37,697)       (83,909)
                                      ----------           -----------     ----------
  Total Institutional Shares              50,036               (17,943)        12,632
                                      ----------           -----------     ----------

Class A Shares
  Shares issued                               55                   447          2,296
  Dividends reinvested                        --                   355            617
  Shares redeemed                             --                (2,737)        (9,750)
                                      ----------           -----------     ----------
  Total Class A Shares                        55                (1,935)        (6,837)
                                      ----------           -----------     ----------

Class B Shares
  Shares issued                               10                    73            253
  Dividends reinvested                        --                    66            103
  Shares redeemed                             --                  (990)          (988)
                                      ----------           -----------     ----------
  Total Class B Shares                        10                  (851)          (632)
                                      ----------           -----------     ----------

Class C Shares
  Shares issued                               10                     4             79
  Dividends reinvested                        --                    11             19
  Shares redeemed                             --                  (218)          (223)
                                      ----------           -----------     ----------
  Total Class C Shares                        10                  (203)          (125)
                                      ----------           -----------     ----------

Advisor Shares
  Shares issued                               10                    34             81
  Dividends reinvested                        --                     9             18
  Shares redeemed                             --                  (215)          (136)
                                      ----------           -----------     ----------
  Total Advisor Shares                        10                  (172)           (37)
                                      ----------           -----------     ----------

Change from capital
   transactions                       $   50,121           $   (21,104)    $    5,001
                                      ==========           ===========     ==========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                            5,094                 1,674          9,257
  Dividends reinvested                        --                   304            299
  Shares redeemed                           (101)               (3,772)        (8,263)
                                      ----------           -----------     ----------
  Total Institutional Shares               4,993                (1,794)         1,293
                                      ----------           -----------     ----------

Class A Shares
  Shares issued                                6                    45            226
  Dividends reinvested                        --                    36             61
  Shares redeemed                             --                  (275)          (962)
                                      ----------           -----------     ----------
  Total Class A Shares                         6                  (194)          (675)
                                      ----------           -----------     ----------

Class B Shares
  Shares issued                                1                     7             25
  Dividends reinvested                        --                     7             10
  Shares redeemed                             --                   (99)           (97)
                                      ----------           -----------     ----------
  Total Class B Shares                         1                   (85)           (62)
                                      ----------           -----------     ----------

Class C Shares
  Shares issued                                1                    -- ^            8
  Dividends reinvested                        --                     1              2
  Shares redeemed                             --                   (22)           (23)
                                      ----------           -----------     ----------
  Total Class C Shares                         1                   (21)           (13)
                                      ----------           -----------     ----------

Advisor Shares
  Shares issued                                1                     3              8
  Dividends reinvested                        --                     1              2
  Shares redeemed                             --                   (22)           (13)
                                      ----------           -----------     ----------
  Total Advisor Shares                         1                   (18)            (3)
                                      ----------           -----------     ----------

Change from share transactions             5,002                (2,112)           540
                                      ==========           ===========     ==========


____________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

(c)   Formerly the Select Stock Fund.

(d) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to January 31, 2006.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 124-125 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                  U.S. GOVERNMENT
                                    INTERMEDIATE BOND FUND        SHORT TERM BOND FUND               BOND FUND
                                   -------------------------    -------------------------    -------------------------
                                    SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                      ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                   JANUARY 31,     JULY 31,     JANUARY 31,     JULY 31,     JANUARY 31,     JULY 31,
                                   2006 (a) (b)      2005       2006 (a) (b)      2005       2006 (a) (b)      2005
                                   ------------    ---------    ------------    ---------    ------------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                    $     28,452    $  78,453    $     11,376    $ 113,038    $      2,546    $   7,325
  Dividends reinvested                    1,670        4,315             974        3,007             362          499
  Shares redeemed                       (78,978)    (208,267)        (66,189)    (268,049)         (5,027)     (18,374)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Institutional Shares              (48,856)    (125,499)        (53,839)    (152,004)         (2,119)     (10,550)
                                   ------------    ---------    ------------    ---------    ------------    ---------

Class A Shares
  Shares issued                             736        2,719             538        3,235             275        1,411
  Dividends reinvested                      479        1,060             247          620             557          709
  Shares redeemed                        (3,668)     (11,082)         (3,553)     (14,513)         (1,616)      (5,978)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class A Shares                     (2,453)      (7,303)         (2,768)     (10,658)           (784)      (3,858)
                                  ------------    ---------    ------------    ---------    ------------    ---------

Class B Shares
  Shares issued                               4           --              NA           NA              NA           NA
  Dividends reinvested                       57          128              NA           NA              NA           NA
  Shares redeemed                          (621)        (749)             NA           NA              NA           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class B Shares                       (560)        (621)             NA           NA              NA           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------

Class C Shares
  Shares issued                             114          193              17          206              40          205
  Dividends reinvested                       17           36               3            9              34           51
  Shares redeemed                          (203)        (738)           (128)        (368)           (668)      (1,665)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class C Shares                        (72)        (509)           (108)        (153)           (594)      (1,409)
                                   ------------    ---------    ------------    ---------    ------------    ---------

Advisor Shares
  Shares issued                               3           NA               3           NA               3           NA
  Dividends reinvested                       -- ^         NA              -- ^         NA              -- ^         NA
  Shares redeemed                            --           NA              --           NA              --           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Advisor Shares                          3           NA               3           NA               3           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------

Change from capital transactions   $    (51,938)   $(133,932)   $    (56,712)   $(162,815)   $     (3,494)   $ (15,817)
                                   ============    =========    ============    =========    ============    =========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                           2,924        7,923           1,217       11,863             254          721
  Dividends reinvested                      172          434             104          317              36           49
  Shares redeemed                        (8,134)     (20,921)         (7,089)     (28,302)           (501)      (1,804)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Institutional Shares               (5,038)     (12,564)         (5,768)     (16,122)           (211)      (1,034)
                                   ------------    ---------    ------------    ---------    ------------    ---------

Class A Shares
  Shares issued                              75          271              58          341              27          139
  Dividends reinvested                       49          107              26           65              56           70
  Shares redeemed                          (377)      (1,112)           (381)      (1,534)           (161)        (588)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class A Shares                       (253)        (734)           (297)      (1,128)            (78)        (379)
                                   ------------    ---------    ------------    ---------    ------------    ---------

Class B Shares
  Shares issued                              -- ^         --              NA           NA              NA           NA
  Dividends reinvested                        6           13              NA           NA              NA           NA
  Shares redeemed                           (64)         (75)             NA           NA              NA           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class B Shares                        (58)         (62)             NA           NA              NA           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------

Class C Shares
  Shares issued                              12           19               2           22               4           20
  Dividends reinvested                        2            4              -- ^          1               3            5
  Shares redeemed                           (21)         (74)            (14)         (39)            (67)        (164)
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Class C Shares                         (7)         (51)            (12)         (16)            (60)        (139)
                                   ------------    ---------    ------------    ---------    ------------    ---------

Advisor Shares
  Shares issued                              -- ^         NA              -- ^         NA              -- ^         NA
  Dividends reinvested                       -- ^         NA              -- ^         NA              -- ^         NA
  Shares redeemed                            --           NA              --           NA              --           NA
                                   ------------    ---------    ------------    ---------    ------------    ---------
Total Advisor Shares                         -- ^         NA              -- ^         NA              -- ^         NA
                                   ------------    ---------    ------------    ---------    ------------    ---------

Change from share transactions           (5,356)     (13,411)         (6,077)     (17,266)           (349)      (1,552)
                                   ============    =========    ============    =========    ============    =========

                                                               INTERMEDIATE MUNICIPAL
                                     MUNICIPAL BOND FUND             BOND FUND
                                   -----------------------    ------------------------
                                    SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                      ENDED        ENDED         ENDED         ENDED
                                   JANUARY 31,    JULY 31,    JANUARY 31,     JULY 31,
                                     2006 (a)       2005      2006 (a) (b)      2005
                                   -----------    --------    ------------    --------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                    $     2,926    $  8,466    $      3,741    $  6,896
  Dividends reinvested                   2,031       2,120           2,391       1,920
  Shares redeemed                       (9,445)    (16,807)        (24,390)    (54,557)
                                   -----------    --------    ------------    --------
Total Institutional Shares              (4,488)     (6,221)        (18,258)    (45,741)
                                   -----------    --------    ------------    --------

Class A Shares
  Shares issued                             21          55               1          99
  Dividends reinvested                      63          96              67         119
  Shares redeemed                          (97)       (907)           (180)     (1,571)
                                   -----------    --------    ------------    --------
Total Class A Shares                       (13)       (756)           (112)     (1,353)
                                  ------------    --------    ------------    --------

Class B Shares
  Shares issued                             16         175              --          --
  Dividends reinvested                      69          83              22          40
  Shares redeemed                         (281)       (258)           (366)       (302)
                                   -----------    --------    ------------    --------
Total Class B Shares                      (196)         -- ^          (344)       (262)
                                   -----------    --------    ------------    --------

Class C Shares
  Shares issued                              1          51               1          10
  Dividends reinvested                       5          15               3           9
  Shares redeemed                          (37)       (238)            (70)       (225)
                                   -----------    --------    ------------    --------
Total Class C Shares                       (31)       (172)            (66)       (206)
                                   -----------    --------    ------------    --------

Advisor Shares
  Shares issued                             --          10               3          NA
  Dividends reinvested                       7          19              -- ^        NA
  Shares redeemed                           (4)        (70)             --          NA
                                   -----------    --------    ------------    --------
Total Advisor Shares                         3         (41)              3          NA
                                   -----------    --------    ------------    --------

Change from capital transactions   $    (4,725)   $ (7,190)   $    (18,777)   $(47,562)
                                   ===========    ========    ============    ========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                            299         834             367         660
  Dividends reinvested                     213         209             237         182
  Shares redeemed                         (968)     (1,642)         (2,393)     (5,195)
                                   -----------    --------    ------------    --------
Total Institutional Shares                (456)       (599)         (1,789)     (4,353)
                                   -----------    --------    ------------    --------

Class A Shares
  Shares issued                              2           5              -- ^        10
  Dividends reinvested                       7           9               7          11
  Shares redeemed                          (10)        (88)            (18)       (149)
                                   -----------    --------    ------------    --------
Total Class A Shares                        (1)        (74)            (11)       (128)
                                   -----------    --------    ------------    --------

Class B Shares
  Shares issued                              2          17              --          --
  Dividends reinvested                       7           8               2           4
  Shares redeemed                          (29)        (25)            (37)        (29)
                                   -----------    --------    ------------    --------
Total Class B Shares                       (20)         -- ^            (35)        (25)
                                   -----------    --------    ------------    --------

Class C Shares
  Shares issued                             -- ^         5              -- ^         1
  Dividends reinvested                       1           1              -- ^         1
  Shares redeemed                           (4)        (23)             (7)        (22)
                                   -----------    --------    ------------    --------
Total Class C Shares                        (3)        (17)             (7)        (20)
                                   -----------    --------    ------------    --------

Advisor Shares
  Shares issued                             --           1              -- ^        NA
  Dividends reinvested                      -- ^         2              -- ^        NA
  Shares redeemed                           -- ^        (7)             --          NA
                                   -----------    --------    ------------    --------
Total Advisor Shares                        -- ^        (4)             -- ^        NA
                                   -----------    --------    ------------    --------

Change from share transactions            (480)       (694)         (1,842)     (4,526)
                                   ===========    ========    ============    ========

                                        OHIO MUNICIPAL            MICHIGAN MUNICIPAL
                                          BOND FUND                   BOND FUND
                                   ------------------------    ------------------------
                                    SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                      ENDED          ENDED         ENDED         ENDED
                                   JANUARY 31,     JULY 31,     JANUARY 31,    JULY 31,
                                   2006 (a) (b)      2005      2006 (a) (b)      2005
                                   ------------    --------    ------------    --------
CAPITAL TRANSACTIONS:
Institutional Shares
  Shares issued                    $      1,745    $  2,429    $      2,388    $  5,241
  Dividends reinvested                      272         910              45         259
  Shares redeemed                       (11,378)    (23,611)        (18,392)    (35,599)
                                   ------------    --------    ------------    --------
Total Institutional Shares               (9,361)    (20,272)        (15,959)    (30,099)
                                   ------------    --------    ------------    --------

Class A Shares
  Shares issued                             282       4,818             752          19
  Dividends reinvested                      143         408              49         114
  Shares redeemed                        (3,317)     (3,892)           (247)     (2,641)
                                   ------------    --------    ------------    --------
Total Class A Shares                     (2,892)      1,334             554      (2,508)
                                  -------------    --------    ------------    --------

Class B Shares
  Shares issued                              20         109              --          34
  Dividends reinvested                       52         117               4          14
  Shares redeemed                          (532)       (597)           (355)       (430)
                                   ------------    --------    ------------    --------
Total Class B Shares                       (460)       (371)           (351)       (382)
                                   ------------    --------    ------------    --------

Class C Shares
  Shares issued                              -- ^       249               3          37
  Dividends reinvested                       29         108               3          14
  Shares redeemed                        (2,477)       (812)           (188)     (1,391)
                                   ------------    --------    ------------    --------
Total Class C Shares                     (2,448)       (455)           (182)     (1,340)
                                   ------------    --------    ------------    --------

Advisor Shares
  Shares issued                               2          NA               3          NA
  Dividends reinvested                       -- ^        NA              -- ^        NA
  Shares redeemed                            --          NA              --          NA
                                   ------------    --------    ------------    --------
Total Advisor Shares                          2          NA               3          NA
                                   ------------    --------    ------------    --------

Change from capital transactions   $    (15,159)   $(19,764)   $    (15,935)   $(34,329)
                                   ============    ========    ============    ========

SHARE TRANSACTIONS:
Institutional Shares
  Shares issued                             172         234             239         516
  Dividends reinvested                       27          88               4          26
  Shares redeemed                        (1,120)     (2,278)         (1,842)     (3,508)
                                   ------------    --------    ------------    --------
Total Institutional Shares                 (921)     (1,956)         (1,599)     (2,966)
                                   ------------    --------    ------------    --------

Class A Shares
  Shares issued                              27         462              75           2
  Dividends reinvested                       14          39               5          11
  Shares redeemed                          (325)       (377)            (26)       (261)
                                   ------------    --------    ------------    --------
Total Class A Shares                       (284)        124              54        (248)
                                   ------------    --------    ------------    --------

Class B Shares
  Shares issued                               2          11              --           3
  Dividends reinvested                        5          12              -- ^         1
  Shares redeemed                           (54)        (59)            (35)        (42)
                                   ------------    --------    ------------    --------
Total Class B Shares                        (47)        (36)            (35)        (38)
                                   ------------    --------    ------------    --------

Class C Shares
  Shares issued                              -- ^        24              -- ^         4
  Dividends reinvested                        3          10              -- ^         1
  Shares redeemed                          (246)        (77)            (19)       (137)
                                   ------------    --------    ------------    --------
Total Class C Shares                       (243)        (43)            (19)       (132)
                                   ------------    --------    ------------    --------

Advisor Shares
  Shares issued                              -- ^        NA              -- ^        NA
  Dividends reinvested                       -- ^        NA              -- ^        NA
  Shares redeemed                            --          NA              --          NA
                                   ------------    --------    ------------    --------
Total Advisor Shares                         -- ^        NA              -- ^        NA
                                   ------------    --------    ------------    --------

Change from share transactions           (1,495)     (1,911)         (1,599)   $ (3,384)
                                   ============    ========    ============    ========


__________________
(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to January 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 126-127 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2006, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME


Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value Fund")
Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM")
Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately Aggressive Fund SM")
Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM")
Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel Moderately Conservative Fund SM")
Fifth Third LifeModel Conservative Fund SM ("LifeModel Conservative Fund SM")
Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund") (Formerly the "Select Stock Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")


The Short Term Bond Fund and U.S. Government Bond Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Advisor Shares. The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are booked on a trade date plus one business day basis. Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $1,633,174 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

IN-KIND REDEMPTIONS--In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the High Yield Bond Fund, Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Dividend Growth Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund, Large Cap Core Fund and High Yield Bond Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Dividend Growth Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and LifeModel Conservative Fund SM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Investment Management Inc. is the International Equity Fund's Sub-Advisor. Fort Washington Investment Advisors, Inc. is the High Yield Bond Fund's Sub-Advisor.The Advisor compensates the Sub-Advisors at a rate based on the Fund's average daily net assets.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee for each class in excess of four classes per Fund, and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $825,187 in fees from Fifth Third during the six-month period ended January 31, 2006, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust subject to certain minimums and reimbursement of certain expenses.

Under a Compliance Services Agreement between the Funds', Fifth Third, and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2005 through January 31, 2006 the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):


                                                                                            LIFEMODEL
                                                          EQUITY             LIFEMODEL      MODERATELY     LIFEMODEL
                                         LARGE CAP         INDEX            AGGRESSIVE      AGGRESSIVE      MODERATE
                                         CORE FUND         FUND               FUND SM        FUND SM        FUND SM
                                        ----------     -------------    -------------     -----------      ---------
Institutional Shares                         0.92%             0.19%             0.08%           0.08%          0.08%
Class A Shares                               1.17%             0.44%             0.33%           0.33%          0.33%
Class B Shares                               1.92%             1.19%             1.08%           1.08%          1.08%
Class C Shares                               1.92%             1.19%             1.08%           1.08%          1.08%
Advisor Shares                               1.42%             0.69%             0.58%           0.58%          0.58%
Select Shares                                  NA              0.27%               NA              NA             NA
Preferred Shares                               NA              0.34%               NA              NA             NA
Trust Shares                                   NA              0.44%               NA              NA             NA

Amount subject to recoupment
  expiring on November 28, 2006.            $  28             $ 293             $  98           $ 190          $ 288



                                        LIFEMODEL
                                       MODERATELY       LIFEMODEL        INTERNATIONAL     HIGH YIELD       MICHIGAN
                                      CONSERVATIVE     CONSERVATIVE         EQUITY            BOND          MUNICIPAL
                                        FUND SM          FUND SM             FUND             FUND          BOND FUND
                                      ------------     -------------     -------------     -----------     ----------
Institutional Shares                         0.08%             0.08%             1.35%           0.74%          0.68%
Class A Shares                               0.33%             0.33%             1.60%           0.99%          0.93%
Class B Shares                               1.08%             1.08%             2.35%           1.74%          1.68%
Class C Shares                               1.08%             1.08%             2.35%           1.74%          1.68%
Advisor Shares                               0.58%             0.58%             1.85%           1.24%          0.93%
Select Shares                                  NA                NA                NA              NA             NA
Preferred Shares                               NA                NA                NA              NA             NA
Trust Shares                                   NA                NA                NA              NA             NA

Amount subject to recoupment
    expiring on November 28, 2006.          $  73             $  46             $  --           $  38          $  22


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

For the period from August 1, 2005 for the Dividend Growth Fund, through January 31, 2006, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Fund is as follows (Amounts in thousands):

                                        DIVIDEND GROWTH
                                             FUND
                                        ---------------
Institutional Shares                        0.73%
Class A Shares                              0.98%
Class B Shares                              1.73%
Class C Shares                              1.73%
Advisor Shares                              1.23%
Select Shares                                 NA
Preferred Shares                              NA
Trust Shares                                  NA

Amount subject to recoupment
  expiring on November 28, 2008.           $ 100

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the six-month period ended January 31, 2006, the Distributor received $1,393,286 from commissions earned on sales of Class A Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $1,338,036 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $301,189 in fees for its services during the six-month period ended January 31, 2006. Transfer agent fees are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average daily net assets of all Funds with the exception of the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM. For the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM, transfer

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $1,415,448 in fees from Fifth Third during the six-month period ended January 31, 2006, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund plus annual flat fees for each additional classes of shares per Fund and reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six-month period ended January 31, 2006, were as follows (Amounts in thousands):

                                             PURCHASES        SALES
                                            -----------    -----------
Small Cap Growth Fund                         $  50,596      $ 117,810
Mid Cap Growth Fund                             148,866        205,860
Quality Growth Fund                             467,959        567,375
Large Cap Core Fund                              89,352        104,255
Equity Index Fund                                13,654         35,716
Balanced Fund                                   122,977        156,451
Micro Cap Value Fund                             32,451         83,108
Small Cap Value Fund                             42,383         69,047
Multi Cap Value Fund                             71,709        125,418
Disciplined Large Cap Value Fund                117,531        140,042
LifeModel Aggressive Fund SM                     26,318         11,256
LifeModel Moderately Aggressive Fund SM          57,429         42,375
LifeModel Moderate Fund SM                       88,549        108,379
LifeModel Moderately Conservative Fund SM        18,206         21,148
LifeModel Conservative Fund SM                    7,804          9,465
Strategic Income Fund                             7,274         11,271
Dividend Growth Fund                             17,149          7,683
Technology Fund                                 141,996        142,291
International Equity Fund                       115,448         51,729
High Yield Bond Fund                             53,361          3,957
Bond Fund                                       428,532        462,426
Intermediate Bond Fund                          326,593        410,727
Short Term Bond Fund                             70,514        111,143
U.S. Government Bond Fund                        35,553         45,784
Municipal Bond Fund                              19,195         25,711
Intermediate Municipal Bond Fund                 52,269         66,358
Ohio Municipal Bond Fund                          6,827         24,229
Michigan Municipal Bond Fund                      1,602         17,667

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

Purchase and sales of long-term U.S. Government Securities for the six-month period ended January 31, 2006, were as follows (Amounts in thousands):

                                             PURCHASES        SALES
                                            ----------     -----------
Balanced Fund                                 $ 46,655       $  51,486
Strategic Income Fund                               --              58
Bond Fund                                      410,405         430,904
Intermediate Bond Fund                          42,824          76,716
Short Term Bond Fund                            13,240          32,447
U.S. Government Bond Fund                       35,553          40,979

(5) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. There were no borrowings against the line of credit at the end of the six-month period ended Januray 31, 2006.

(6) FEDERAL TAX INFORMATION

As of July 31, 2005, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations (Amounts in thousands):


                                                                  EXPIRATION YEAR
                           -------------------------------------------------------------------------------------------
                             2006        2007       2008        2009        2010        2011        2012        2013       TOTAL
                           ---------   --------   ---------   ---------   ---------   ---------   ---------   --------   ---------
Mid Cap Growth Fund             --         --          --          --          --     $ 21,604          --         --    $ 21,604
Quality Growth Fund             --         --          --          --          --      101,433          --         --     101,433
Large Cap Core Fund             --         --          --          --          --           --        $793         --         793
Equity Index Fund               --         --          --      $3,493     $ 3,128       45,379         606         --      52,606
Balanced Fund                   --         --          --          --          --       52,091          --         --      52,091
Dividend Growth Fund            --         --          --          --      14,480        3,024          39         --      17,543
Technology Fund                 --         --          --          --      14,996       32,941          --         --      47,937
Intermediate Bond Fund          --         --      $3,390         970         313           --       2,968     $3,492      11,133
Short Term Bond Fund          $238       $220       1,126          --          --           --         733      6,363       8,680


As of July 31, 2005, the following Funds have additional capital loss carryforwards and built in losses, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):

                                           EXPIRATION YEAR
                                -------------------------------------
                                  2008      2009       2010     2011     TOTAL
                                --------  ---------  --------  ------  ---------
Large Cap Core Fund              $19,165    $21,741        --      --    $40,906
International Equity Fund          2,769        868   $25,679  $5,305     34,621
Intermediate Bond Fund            10,029         --        --      --     10,029

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2005, the fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):

                                           CAPITAL
                                            LOSSES
                                           -------
Intermediate Bond Fund                      $4,833
Short Term Bond Fund                         7,975
U.S. Government Bond Fund                      104
Michigan Municipal Bond Fund                    55

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(7) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at January 31, 2006. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                          -------------------------------              ------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED     CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)  NET ASSETS
                                               VALUE,          NET              FROM        RESULTING        NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT       FROM        INVESTMENT   REALIZED
                                             OF PERIOD    INCOME/(LOSS)     TRANSACTIONS   OPERATIONS       INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/00                           $ 19.29            --            (0.08)        (0.08)           --        (0.19)
1/01/01 to 7/31/01(c)                         $ 19.02         (0.02)           (1.08)        (1.10)           --        (0.06)
Year ended 7/31/02                            $ 17.86         (0.04)           (3.56)        (3.60)           --        (0.56)
Year ended 7/31/03                            $ 13.70         (0.03)            2.23          2.20            --           --
Year ended 7/31/04                            $ 15.90         (0.12)@           1.43          1.31            --        (1.73)
Year ended 7/31/05                            $ 15.48         (0.10)@           3.07          2.97            --        (2.87)
Six months ended 1/31/06+                     $ 15.58         (0.06)@           1.57          1.51            --        (1.87)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/00                           $ 19.19            --            (0.13)        (0.13)           --        (0.19)
1/01/01 to 7/31/01(c)                         $ 18.87         (0.04)           (1.06)        (1.10)           --        (0.06)
Year ended 7/31/02                            $ 17.71         (0.07)           (3.56)        (3.63)           --        (0.56)
Year ended 7/31/03                            $ 13.52         (0.06)            2.19          2.13            --           --
Year ended 7/31/04                            $ 15.65         (0.17)@           1.43          1.26            --        (1.73)
Year ended 7/31/05                            $ 15.18         (0.14)@           3.00          2.86            --        (2.87)
Six months ended 1/31/06+                     $ 15.17         (0.07)@           1.52          1.45            --        (1.87)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $ 16.54         (0.05)           (2.34)        (2.39)           --        (0.56)
Year ended 7/31/03                            $ 13.59         (0.14)            2.16          2.02            --           --
Year ended 7/31/04                            $ 15.61         (0.29)@           1.43          1.14            --        (1.73)
Year ended 7/31/05                            $ 15.02         (0.24)@           2.94          2.70            --        (2.87)
Six months ended 1/31/06+                     $ 14.85         (0.13)@           1.48          1.35            --        (1.87)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $ 16.54         (0.11)           (2.28)        (2.39)           --        (0.56)
Year ended 7/31/03                            $ 13.59         (0.14)            2.17          2.03            --           --
Year ended 7/31/04                            $ 15.62         (0.29)@           1.43          1.14            --        (1.73)
Year ended 7/31/05                            $ 15.03         (0.24)@           2.94          2.70            --        (2.87)
Six months ended 1/31/06+                     $ 14.86         (0.13)@           1.49          1.36            --        (1.87)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $ 16.54         (0.03)           (2.31)        (2.34)           --        (0.56)
Year ended 7/31/03                            $ 13.64         (0.06)            2.17          2.11            --           --
Year ended 7/31/04                            $ 15.75         (0.21)@           1.44          1.23            --        (1.73)
Year ended 7/31/05                            $ 15.25         (0.17)@           3.00          2.83            --        (2.87)
Six months ended 1/31/06+                     $ 15.21         (0.09)@           1.52          1.43            --        (1.87)
-------------------------------------------------------------------------------------------------------------------------------

                                                               NET            TOTAL
                                                 TOTAL        ASSET          RETURN
                                               DIVIDENDS      VALUE,        (EXCLUDES
                                                  AND         END OF          SALES
                                             DISTRIBUTIONS    PERIOD         CHARGE)
--------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             (0.19)       $ 19.02          (0.38%)
1/01/01 to 7/31/01(c)                           (0.06)       $ 17.86          (5.75%)*
Year ended 7/31/02                              (0.56)       $ 13.70         (20.80%)
Year ended 7/31/03                                 --        $ 15.90          16.06%
Year ended 7/31/04                              (1.73)       $ 15.48           7.31%
Year ended 7/31/05                              (2.87)       $ 15.58          20.81%
Six months ended 1/31/06+                       (1.87)       $ 15.22          10.87%*
--------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/00                             (0.19)       $ 18.87          (0.59%)
1/01/01 to 7/31/01(c)                           (0.06)       $ 17.71          (5.85%)*
Year ended 7/31/02                              (0.56)       $ 13.52         (21.15%)
Year ended 7/31/03                                 --        $ 15.65          15.75%
Year ended 7/31/04                              (1.73)       $ 15.18           7.16%
Year ended 7/31/05                              (2.87)       $ 15.17          20.45%
Six months ended 1/31/06+                       (1.87)       $ 14.75          10.69%*
--------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          (0.56)       $ 13.59         (13.01%)*
Year ended 7/31/03                                 --        $ 15.61          14.86%
Year ended 7/31/04                              (1.73)       $ 15.02           6.30%
Year ended 7/31/05                              (2.87)       $ 14.85          19.51%
Six months ended 1/31/06+                       (1.87)       $ 14.33          10.31%*
--------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          (0.56)       $ 13.59         (13.01%)*
Year ended 7/31/03                                 --        $ 15.62          14.94%
Year ended 7/31/04                              (1.73)       $ 15.03           6.29%
Year ended 7/31/05                              (2.87)       $ 14.86          19.57%
Six months ended 1/31/06+                       (1.87)       $ 14.35          10.29%*
--------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          (0.56)       $ 13.64         (12.69%)*
Year ended 7/31/03                                 --        $ 15.75          15.47%
Year ended 7/31/04                              (1.73)       $ 15.25           6.84%
Year ended 7/31/05                              (2.87)       $ 15.21          20.13%
Six months ended 1/31/06+                       (1.87)       $ 14.77          10.59%*
--------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                             --------------------------------------------------------------------------
                                                             RATIOS OF                        RATIOS OF
                                                NET          EXPENSES      RATIOS OF NET       EXPENSES
                                              ASSETS,           TO          INVESTMENT            TO
                                               END OF         AVERAGE      INCOME/(LOSS)       AVERAGE         PORTFOLIO
                                               PERIOD           NET         TO AVERAGE           NET           TURNOVER
                                              (000'S)         ASSETS        NET ASSETS        ASSETS (A)       RATE (B)
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/00                           $804,758          0.91%          (0.11%)           0.92%             28%
1/01/01 to 7/31/01(c)                         $724,275          0.93%**        (0.16%)**         0.93%**           13%
Year ended 7/31/02                            $485,623          0.93%          (0.21%)           0.96%             25%
Year ended 7/31/03                            $391,934          0.93%          (0.16%)           0.98%             63%
Year ended 7/31/04                            $223,439          1.00%          (0.72%)           1.00%             95%
Year ended 7/31/05                            $213,892          1.01%          (0.68%)           1.01%             65%
Six months ended 1/31/06+                     $165,742          1.02%**        (0.78%)**         1.02%**           26%
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/00                           $ 25,231          1.16%          (0.36%)           1.17%             28%
1/01/01 to 7/31/01(c)                         $ 21,481          1.18%**        (0.41%)**         1.18%**           13%
Year ended 7/31/02                            $ 16,468          1.18%          (0.46%)           1.21%             25%
Year ended 7/31/03                            $ 16,471          1.19%          (0.42%)           1.23%             63%
Year ended 7/31/04                            $ 25,921          1.25%          (0.99%)           1.25%             95%
Year ended 7/31/05                            $ 22,714          1.26%          (0.93%)           1.26%             65%
Six months ended 1/31/06+                     $ 21,457          1.27%**        (1.03%)**         1.27%**           26%
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $    872          1.93%**        (1.25%)**         1.98%**           25%
Year ended 7/31/03                            $  1,407          1.94%          (1.17%)           1.98%             63%
Year ended 7/31/04                            $  1,784          2.00%          (1.74%)           2.00%             95%
Year ended 7/31/05                            $  1,805          2.01%          (1.68%)           2.01%             65%
Six months ended 1/31/06+                     $  1,780          2.02%**        (1.78%)**         2.02%**           26%
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $    346          1.93%**        (1.26%)**         1.97%**           25%
Year ended 7/31/03                            $    436          1.93%          (1.16%)           1.98%             63%
Year ended 7/31/04                            $    810          2.00%          (1.74%)           2.00%             95%
Year ended 7/31/05                            $    618          2.01%          (1.68%)           2.01%             65%
Six months ended 1/31/06+                     $    584          2.02%**        (1.78%)**         2.02%**           26%
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $    220          1.43%**        (0.74%)**         1.48%**           25%
Year ended 7/31/03                            $    469          1.44%          (0.66%)           1.48%             63%
Year ended 7/31/04                            $  1,173          1.51%          (1.26%)           1.51%             95%
Year ended 7/31/05                            $  1,195          1.51%          (1.18%)           1.51%             65%
Six months ended 1/31/06+                     $    878          1.52%**        (1.27%)**         1.52%**           26%
------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 138-139 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                          -------------------------------              ------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED     CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)  NET ASSETS
                                               VALUE,          NET              FROM        RESULTING        NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT       FROM        INVESTMENT   REALIZED
                                             OF PERIOD    INCOME/(LOSS)     TRANSACTIONS   OPERATIONS       INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                            $19.28             --            (1.69)        (1.69)            --        (2.49)
Year ended 7/31/02                            $15.10          (0.06)           (4.33)        (4.39)            --        (0.47)
Year ended 7/31/03                            $10.24          (0.07)@           1.85          1.78             --           --
Year ended 7/31/04                            $12.02          (0.09)            1.03          0.94             --           --
Year ended 7/31/05                            $12.96             --^            3.07          3.07             --           --
Six months ended 1/31/06+                     $16.03          (0.01)            1.89          1.88          (0.02)       (0.19)
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/01                            $19.16             --            (1.73)        (1.73)            --        (2.49)
Year ended 7/31/02                            $14.94          (0.09)           (4.27)        (4.36)            --        (0.47)
Year ended 7/31/03                            $10.11          (0.09)@           1.80          1.71             --           --
Year ended 7/31/04                            $11.82          (0.12)            1.02          0.90             --           --
Year ended 7/31/05                            $12.72          (0.05)            3.02          2.97             --           --
Six months ended 1/31/06+                     $15.69          (0.03)            1.85          1.82          (0.01)       (0.19)
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $17.91             --            (0.56)        (0.56)            --        (2.49)
Year ended 7/31/02                            $14.86          (0.14)           (4.27)        (4.41)            --        (0.47)
Year ended 7/31/03                            $ 9.98          (0.17)@           1.78          1.61             --           --
Year ended 7/31/04                            $11.59          (0.21)            1.00          0.79             --           --
Year ended 7/31/05                            $12.38          (0.15)            2.93          2.78             --           --
Six months ended 1/31/06+                     $15.16          (0.09)            1.78          1.69             --        (0.19)
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/01                            $18.65             --            (1.80)        (1.80)            --        (2.49)
Year ended 7/31/02                            $14.36          (0.18)           (4.08)        (4.26)            --        (0.47)
Year ended 7/31/03                            $ 9.63          (0.16)@           1.70          1.54             --           --
Year ended 7/31/04                            $11.17          (0.21)            0.98          0.77             --           --
Year ended 7/31/05                            $11.94          (0.16)            2.83          2.67             --           --
Six months ended 1/31/06+                     $14.61          (0.09)            1.73          1.64             --        (0.19)
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $13.47          (0.04)           (2.87)        (2.91)            --        (0.47)
Year ended 7/31/03                            $10.09          (0.12)@           1.81          1.69             --           --
Year ended 7/31/04                            $11.78          (0.12)            0.99          0.87             --           --
Year ended 7/31/05                            $12.65          (0.07)            2.98          2.91             --           --
Six months ended 1/31/06+                     $15.56          (0.05)            1.83          1.78             --        (0.19)
-------------------------------------------------------------------------------------------------------------------------------

                                                               NET            TOTAL
                                                 TOTAL        ASSET          RETURN
                                               DIVIDENDS      VALUE,        (EXCLUDES
                                                  AND         END OF          SALES
                                             DISTRIBUTIONS    PERIOD         CHARGE)
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                               (2.49)       $ 15.10         (9.94%)
Year ended 7/31/02                               (0.47)       $ 10.24        (30.02%)
Year ended 7/31/03                                  --        $ 12.02         17.38%
Year ended 7/31/04                                  --        $ 12.96          7.82%
Year ended 7/31/05                                  --        $ 16.03         23.69%
Six months ended 1/31/06+                        (0.21)       $ 17.70         11.82%*
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/01                               (2.49)       $ 14.94        (10.18%)
Year ended 7/31/02                               (0.47)       $ 10.11        (30.21%)
Year ended 7/31/03                                  --        $ 11.82         17.03%
Year ended 7/31/04                                  --        $ 12.72          7.61%
Year ended 7/31/05                                  --        $ 15.69         23.35%
Six months ended 1/31/06+                        (0.20)       $ 17.31         11.69%*
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                           (2.49)       $ 14.86         (4.46%)*
Year ended 7/31/02                               (0.47)       $  9.98        (30.65%)
Year ended 7/31/03                                  --        $ 11.59         16.13%
Year ended 7/31/04                                  --        $ 12.38          6.82%
Year ended 7/31/05                                  --        $ 15.16         22.46%
Six months ended 1/31/06+                        (0.19)       $ 16.66         11.26%*
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/01                               (2.49)       $ 14.36        (10.95%)
Year ended 7/31/02                               (0.47)       $  9.63        (30.67%)
Year ended 7/31/03                                  --        $ 11.17         15.99%
Year ended 7/31/04                                  --        $ 11.94          6.89%
Year ended 7/31/05                                  --        $ 14.61         22.36%
Six months ended 1/31/06+                        (0.19)       $ 16.06         11.34%*
--------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                           (0.47)       $ 10.09        (19.75%)*
Year ended 7/31/03                                  --        $ 11.78         16.75%
Year ended 7/31/04                                  --        $ 12.65          7.39%
Year ended 7/31/05                                  --        $ 15.56         23.00%
Six months ended 1/31/06+                        (0.19)       $ 17.15         11.55%*
--------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                             --------------------------------------------------------------------------
                                                             RATIOS OF                        RATIOS OF
                                                NET          EXPENSES      RATIOS OF NET       EXPENSES
                                              ASSETS,           TO          INVESTMENT            TO
                                               END OF         AVERAGE      INCOME/(LOSS)       AVERAGE         PORTFOLIO
                                               PERIOD           NET         TO AVERAGE           NET           TURNOVER
                                              (000'S)         ASSETS        NET ASSETS        ASSETS (A)       RATE (B)
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                           $255,634          1.02%          (0.24%)           1.06%             26%
Year ended 7/31/02                           $207,807          1.12%          (0.49%)           1.14%             27%
Year ended 7/31/03                           $335,285          1.10%          (0.65%)           1.10%             25%
Year ended 7/31/04                           $335,815          1.09%          (0.68%)           1.09%             83%
Year ended 7/31/05                           $392,929          1.09%          (0.03%)           1.09%             54%
Six months ended 1/31/06+                    $361,089          1.08%**        (0.13%)**         1.08%**           37%
-----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/01                           $ 41,278          1.28%          (0.49%)           1.32%             26%
Year ended 7/31/02                           $ 30,165          1.36%          (0.74%)           1.39%             27%
Year ended 7/31/03                           $ 35,504          1.35%          (0.89%)           1.35%             25%
Year ended 7/31/04                           $ 49,586          1.34%          (0.93%)           1.34%             83%
Year ended 7/31/05                           $ 41,921          1.34%          (0.29%)           1.34%             54%
Six months ended 1/31/06+                    $ 41,224          1.33%**        (0.37%)**         1.33%**           37%
-----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                       $  3,757          2.05%**        (1.24%)**         2.09%**           26%
Year ended 7/31/02                           $  5,008          2.12%          (1.51%)           2.15%             27%
Year ended 7/31/03                           $  5,846          2.10%          (1.64%)           2.10%             25%
Year ended 7/31/04                           $  6,730          2.09%          (1.68%)           2.09%             83%
Year ended 7/31/05                           $  6,874          2.09%          (1.03%)           2.09%             54%
Six months ended 1/31/06+                    $  7,219          2.08%**        (1.13%)**         2.08%**           37%
-----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/01                           $  1,410          1.99%          (1.20%)           2.15%             26%
Year ended 7/31/02                           $  1,061          2.12%          (1.49%)           2.14%             27%
Year ended 7/31/03                           $  1,525          2.10%          (1.64%)           2.10%             25%
Year ended 7/31/04                           $  1,700          2.09%          (1.68%)           2.09%             83%
Year ended 7/31/05                           $  1,600          2.09%          (1.03%)           2.09%             54%
Six months ended 1/31/06+                    $  1,492          2.08%**        (1.11%)**         2.08%**           37%
-----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $    145          1.68%**        (1.06%)**         1.71%**           27%
Year ended 7/31/03                           $    240          1.60%          (1.14%)           1.60%             25%
Year ended 7/31/04                           $    962          1.59%          (1.17%)           1.59%             83%
Year ended 7/31/05                           $  1,218          1.59%          (0.52%)           1.59%             54%
Six months ended 1/31/06+                    $  1,064          1.58%**        (0.61%)**         1.58%**           37%
-----------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 140-141 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                          -------------------------------              ------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED     CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)  NET ASSETS
                                               VALUE,          NET              FROM        RESULTING        NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT       FROM        INVESTMENT   REALIZED
                                             OF PERIOD    INCOME/(LOSS)     TRANSACTIONS   OPERATIONS       INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                            $ 26.24           --              (4.85)        (4.85)           --        (2.91)
Year ended 7/31/02                            $ 18.48        (0.04)             (4.94)        (4.98)           --        (0.59)
Year ended 7/31/03                            $ 12.91         0.01               1.31          1.32            --^          --
Year ended 7/31/04                            $ 14.23        (0.04)              0.42          0.38            --           --
Year ended 7/31/05                            $ 14.61         0.03               1.74          1.77         (0.04)          --
Six months ended 1/31/06+                     $ 16.34        (0.02)              0.79          0.77            --           --
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/01                            $ 26.12           --              (4.88)        (4.88)           --        (2.91)
Year ended 7/31/02                            $ 18.33        (0.08)             (4.89)        (4.97)           --        (0.59)
Year ended 7/31/03                            $ 12.77        (0.02)              1.29          1.27            --           --
Year ended 7/31/04                            $ 14.04        (0.08)              0.42          0.34            --           --
Year ended 7/31/05                            $ 14.38        (0.02)              1.72          1.70         (0.03)          --
Six months ended 1/31/06+                     $ 16.05        (0.04)              0.78          0.74            --           --
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $ 24.17           --              (3.03)        (3.03)           --        (2.91)
Year ended 7/31/02                            $ 18.23        (0.16)             (4.88)        (5.04)           --        (0.59)
Year ended 7/31/03                            $ 12.60        (0.12)              1.27          1.15            --           --
Year ended 7/31/04                            $ 13.75        (0.19)              0.43          0.24            --           --
Year ended 7/31/05                            $ 13.99        (0.14)              1.67          1.53            --^          --
Six months ended 1/31/06+                     $ 15.52        (0.10)              0.76          0.66            --           --
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/01                            $ 25.59           --              (4.90)        (4.90)           --        (2.91)
Year ended 7/31/02                            $ 17.78        (0.20)             (4.71)        (4.91)           --        (0.59)
Year ended 7/31/03                            $ 12.28        (0.11)              1.23          1.12            --           --
Year ended 7/31/04                            $ 13.40        (0.20)              0.43          0.23            --           --
Year ended 7/31/05                            $ 13.63        (0.15)              1.64          1.49            --^          --
Six months ended 1/31/06+                     $ 15.12        (0.10)              0.74          0.64            --           --
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $ 16.79        (0.03)             (3.42)        (3.45)           --        (0.59)
Year ended 7/31/03                            $ 12.75        (0.03)              1.26          1.23            --           --
Year ended 7/31/04                            $ 13.98        (0.09)              0.40          0.31            --           --
Year ended 7/31/05                            $ 14.29        (0.06)              1.71          1.65         (0.02)          --
Six months ended 1/31/06+                     $ 15.92        (0.07)              0.78          0.71            --           --
-------------------------------------------------------------------------------------------------------------------------------

                                                               NET            TOTAL
                                                 TOTAL        ASSET          RETURN
                                               DIVIDENDS      VALUE,        (EXCLUDES
                                                  AND         END OF          SALES
                                             DISTRIBUTIONS    PERIOD         CHARGE)
--------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                              (2.91)        $18.48         (19.93%)
Year ended 7/31/02                              (0.59)        $12.91         (27.90%)
Year ended 7/31/03                                 --^        $14.23          10.23%
Year ended 7/31/04                                 --         $14.61           2.67%
Year ended 7/31/05                              (0.04)        $16.34          12.13%
Six months ended 1/31/06+                          --         $17.11           4.71%*
--------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/01                              (2.91)        $18.33         (20.16%)
Year ended 7/31/02                              (0.59)        $12.77         (28.08%)
Year ended 7/31/03                                 --         $14.04           9.95%
Year ended 7/31/04                                 --         $14.38           2.42%
Year ended 7/31/05                              (0.03)        $16.05          11.83%
Six months ended 1/31/06+                          --         $16.79           4.61%*
--------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          (2.91)        $18.23         (24.58%)*
Year ended 7/31/02                              (0.59)        $12.60         (28.63%)
Year ended 7/31/03                                 --         $13.75           9.13%
Year ended 7/31/04                                 --         $13.99           1.75%
Year ended 7/31/05                                 --^        $15.52          10.95%
Six months ended 1/31/06+                          --         $16.18           4.25%*
--------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/01                              (2.91)        $17.78         (20.71%)
Year ended 7/31/02                              (0.59)        $12.28         (28.62%)
Year ended 7/31/03                                 --         $13.40           9.12%
Year ended 7/31/04                                 --         $13.63           1.72%
Year ended 7/31/05                                 --^        $15.12          10.95%
Six months ended 1/31/06+                          --         $15.76           4.23%*
--------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          (0.59)        $12.75         (19.05%)*
Year ended 7/31/03                                 --         $13.98           9.65%
Year ended 7/31/04                                 --         $14.29           2.22%
Year ended 7/31/05                              (0.02)        $15.92          11.57%
Six months ended 1/31/06+                          --         $16.63           4.46%*
--------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                             ---------------------------------------------------------------------------
                                                             RATIOS OF                        RATIOS OF
                                                NET          EXPENSES      RATIOS OF NET       EXPENSES
                                              ASSETS,           TO          INVESTMENT            TO
                                               END OF         AVERAGE      INCOME/(LOSS)       AVERAGE         PORTFOLIO
                                               PERIOD           NET         TO AVERAGE           NET           TURNOVER
                                              (000'S)         ASSETS        NET ASSETS        ASSETS (A)       RATE (B)
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/01                            $ 716,251        1.02%           (0.22%)           1.02%             20%
Year ended 7/31/02                            $ 566,235        1.09%           (0.24%)           1.09%             20%
Year ended 7/31/03                            $ 795,988        1.08%            0.05%            1.08%             19%
Year ended 7/31/04                            $ 882,256        1.07%           (0.24%)           1.07%             35%
Year ended 7/31/05                            $ 707,766        1.08%            0.16%            1.08%             71%
Six months ended 1/31/06+                     $ 682,632        1.08%**         (0.20%)**         1.08%**           55%
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/01                            $ 340,596        1.28%           (0.46%)           1.28%             20%
Year ended 7/31/02                            $ 221,972        1.34%           (0.49%)           1.34%             20%
Year ended 7/31/03                            $ 211,221        1.33%           (0.19%)           1.33%             19%
Year ended 7/31/04                            $ 220,904        1.32%           (0.49%)           1.32%             35%
Year ended 7/31/05                            $ 165,836        1.33%           (0.08%)           1.33%             71%
Six months ended 1/31/06+                     $ 143,131        1.33%**         (0.44%)**         1.33%**           55%
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $  14,531        2.05%**         (1.22%)**         2.05%**           20%
Year ended 7/31/02                            $  19,678        2.10%           (1.25%)           2.10%             20%
Year ended 7/31/03                            $  20,700        2.08%           (0.94%)           2.08%             19%
Year ended 7/31/04                            $  20,947        2.07%           (1.24%)           2.07%             35%
Year ended 7/31/05                            $  17,791        2.08%           (0.85%)           2.08%             71%
Six months ended 1/31/06+                     $  16,253        2.08%**         (1.19%)**         2.08%**           55%
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/01                            $  11,687        1.98%           (1.17%)           2.11%             20%
Year ended 7/31/02                            $   8,044        2.09%           (1.24%)           2.09%             20%
Year ended 7/31/03                            $   8,380        2.08%           (0.94%)           2.08%             19%
Year ended 7/31/04                            $   7,536        2.07%           (1.24%)           2.07%             35%
Year ended 7/31/05                            $   5,238        2.08%           (0.83%)           2.08%             71%
Six months ended 1/31/06+                     $   4,188        2.08%**         (1.19%)**         2.08%**           55%
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $     366        1.69%**         (0.80%)**         1.69%**           20%
Year ended 7/31/03                            $   1,205        1.58%           (0.48%)           1.58%             19%
Year ended 7/31/04                            $   3,127        1.57%           (0.75%)           1.57%             35%
Year ended 7/31/05                            $   3,257        1.58%           (0.38%)           1.58%             71%
Six months ended 1/31/06+                     $   2,511        1.58%**         (0.68%)**         1.58%**           55%
------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 142-143 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                          -------------------------------              ------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED     CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)  NET ASSETS
                                               VALUE,         NET               FROM        RESULTING        NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT       FROM        INVESTMENT   REALIZED
                                             OF PERIOD       INCOME         TRANSACTIONS   OPERATIONS       INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                            $ 20.42        0.07            (2.24)        (2.17)          (0.07)       (1.34)
1/1/01 to 7/31/01(c)                           $ 16.84        0.03            (1.43)        (1.40)          (0.03)       (0.24)
Year ended 7/31/02                             $ 15.17        0.08            (3.66)        (3.58)          (0.08)       (0.31)
Year ended 7/31/03                             $ 11.20        0.12             0.63          0.75           (0.11)          --
Year ended 7/31/04                             $ 11.84        0.12             1.36          1.48           (0.12)          --
Year ended 7/31/05                             $ 13.20        0.18             1.76          1.94           (0.18)       (0.35)
Six months ended 1/31/06+                      $ 14.61        0.09             0.64          0.73           (0.09)       (0.18)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/00                            $ 20.25        0.02            (2.22)        (2.20)          (0.02)       (1.34)
1/1/01 to 7/31/01(c)                           $ 16.69        0.02            (1.42)        (1.40)          (0.03)       (0.24)
Year ended 7/31/02                             $ 15.02        0.05            (3.62)        (3.57)          (0.07)       (0.31)
Year ended 7/31/03                             $ 11.07        0.08             0.64          0.72           (0.09)          --
Year ended 7/31/04                             $ 11.70        0.07             1.36          1.43           (0.09)          --
Year ended 7/31/05                             $ 13.04        0.14             1.73          1.87           (0.14)       (0.35)
Six months ended 1/31/06+                      $ 14.42        0.07             0.63          0.70           (0.07)       (0.18)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                         $ 13.86        0.02            (2.41)        (2.39)          (0.04)       (0.31)
Year ended 7/31/03                             $ 11.12          --^            0.65          0.65           (0.02)          --
Year ended 7/31/04                             $ 11.75       (0.02)            1.36          1.34           (0.01)          --
Year ended 7/31/05                             $ 13.08        0.04             1.74          1.78           (0.05)       (0.35)
Six months ended 1/31/06+                      $ 14.46        0.01             0.64          0.65           (0.03)       (0.18)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                         $ 13.86        0.03            (2.40)        (2.37)          (0.03)       (0.31)
Year ended 7/31/03                             $ 11.15        0.01             0.63          0.64           (0.03)          --
Year ended 7/31/04                             $ 11.76       (0.01)            1.35          1.34           (0.02)          --
Year ended 7/31/05                             $ 13.08        0.03             1.74          1.77           (0.04)       (0.35)
Six months ended 1/31/06+                      $ 14.46        0.01             0.65          0.66           (0.03)       (0.18)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                          $ 14.61        0.05             0.65          0.70           (0.06)       (0.18)
-------------------------------------------------------------------------------------------------------------------------------

                                                               NET            TOTAL
                                                 TOTAL        ASSET          RETURN
                                               DIVIDENDS      VALUE,        (EXCLUDES
                                                  AND         END OF          SALES
                                             DISTRIBUTIONS    PERIOD         CHARGE)
--------------------------------------------------------------------------------------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                              (1.41)       $ 16.84       (11.25%)
1/1/01 to 7/31/01(c)                             (0.27)       $ 15.17        (8.24%)*
Year ended 7/31/02                               (0.39)       $ 11.20       (24.07%)
Year ended 7/31/03                               (0.11)       $ 11.84         6.79%
Year ended 7/31/04                               (0.12)       $ 13.20        12.50%
Year ended 7/31/05                               (0.53)       $ 14.61        14.92%
Six months ended 1/31/06+                        (0.27)       $ 15.07         5.02%*
-------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/00                              (1.36)       $ 16.69       (11.47%)
1/1/01 to 7/31/01(c)                             (0.27)       $ 15.02        (8.36%)*
Year ended 7/31/02                               (0.38)       $ 11.07       (24.25%)
Year ended 7/31/03                               (0.09)       $ 11.70         6.56%
Year ended 7/31/04                               (0.09)       $ 13.04        12.21%
Year ended 7/31/05                               (0.49)       $ 14.42        14.58%
Six months ended 1/31/06+                        (0.25)       $ 14.87         4.87%*
-------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                           (0.35)       $ 11.12       (15.86%)*
Year ended 7/31/03                               (0.02)       $ 11.75         5.90%
Year ended 7/31/04                               (0.01)       $ 13.08        11.47%
Year ended 7/31/05                               (0.40)       $ 14.46        13.67%
Six months ended 1/31/06+                        (0.21)       $ 14.90         4.51%*
-------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                           (0.34)       $ 11.15       (15.66%)*
Year ended 7/31/03                               (0.03)       $ 11.76         5.72%
Year ended 7/31/04                               (0.02)       $ 13.08        11.38%
Year ended 7/31/05                               (0.39)       $ 14.46        13.73%
Six months ended 1/31/06+                        (0.21)       $ 14.91         4.57%*
-------------------------------------------------------------------------------------
LARGE CAP CORE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                            (0.24)       $ 15.07         4.75%*
-------------------------------------------------------------------------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                          ---------------------------------------------------------------------------
                                                          RATIOS OF                        RATIOS OF
                                             NET          EXPENSES      RATIOS OF NET       EXPENSES
                                           ASSETS,           TO          INVESTMENT            TO
                                            END OF         AVERAGE         INCOME           AVERAGE         PORTFOLIO
                                            PERIOD           NET         TO AVERAGE           NET           TURNOVER
                                           (000'S)         ASSETS        NET ASSETS        ASSETS (A)       RATE (B)
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                        $624,860          0.91%           0.35%            0.92%             14%
1/1/01 to 7/31/01(c)                       $547,524          0.93%**         0.40%**          0.94%**            5%
Year ended 7/31/02                         $520,727          0.93%           0.64%            0.97%              5%
Year ended 7/31/03                         $181,278          0.92%           0.99%            0.99%             13%
Year ended 7/31/04                         $ 90,222          0.92%           0.84%            1.04%            101%
Year ended 7/31/05                         $169,723          0.92%           1.17%            1.05%            102%
Six months ended 1/31/06+                  $165,241          0.92%**         1.19%**          1.00%**           48%
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/00                        $ 47,847          1.16%           0.10%            1.17%             14%
1/1/01 to 7/31/01(c)                       $ 38,659          1.18%**         0.15%**          1.19%**            5%
Year ended 7/31/02                         $ 23,320          1.18%           0.38%            1.22%              5%
Year ended 7/31/03                         $ 21,288          1.17%           0.72%            1.24%             13%
Year ended 7/31/04                         $ 25,573          1.17%           0.58%            1.29%            101%
Year ended 7/31/05                         $ 24,026          1.17%           0.99%            1.31%            102%
Six months ended 1/31/06+                  $ 22,929          1.17%**         0.94%**          1.25%**           48%
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                     $    361          1.93%**        (0.36%)**         1.99%**            5%
Year ended 7/31/03                         $    557          1.92%          (0.05%)           1.98%             13%
Year ended 7/31/04                         $    783          1.92%          (0.17%)           2.04%            101%
Year ended 7/31/05                         $  1,007          1.92%           0.18%            2.06%            102%
Six months ended 1/31/06+                  $  1,029          1.92%**         0.17%**          2.00%**           48%
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                     $     20          1.90%**        (0.12%)**         1.97%**            5%
Year ended 7/31/03                         $     29          1.92%          (0.04%)           1.99%             13%
Year ended 7/31/04                         $    158          1.92%          (0.23%)           2.03%            101%
Year ended 7/31/05                         $    193          1.92%           0.21%            2.06%            102%
Six months ended 1/31/06+                  $    184          1.92%**         0.17%**          2.01%**           48%
---------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                      $      3          1.42%**         0.68%**          1.50%**           48%
---------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 144-145 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            CHANGE IN NET ASSETS                      LESS DIVIDENDS AND
                                                          RESULTING FROM OPERATIONS                   DISTRIBUTIONS FROM
                                                       ------------------------------              ------------------------
                                                                        NET REALIZED
                                                                            AND
                                                                         UNREALIZED     CHANGE IN
                                           NET ASSET                   GAINS/(LOSSES)  NET ASSETS
                                             VALUE,         NET             FROM        RESULTING      NET           NET
                                           BEGINNING    INVESTMENT       INVESTMENT       FROM      INVESTMENT    REALIZED
                                           OF PERIOD   INCOME/(LOSS)    TRANSACTIONS   OPERATIONS     INCOME        GAINS
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/00                         $ 28.31       0.22            (2.81)         (2.59)        (0.22)       (0.32)
1/1/01 to 7/31/01(c)                        $ 25.18       0.12            (2.08)         (1.96)        (0.11)          --
Year ended 7/31/02                          $ 23.11       0.23            (5.70)         (5.47)        (0.22)          --
Year ended 7/31/03                          $ 17.42       0.24             1.51           1.75         (0.24)          --
Year ended 7/31/04                          $ 18.93       0.29@            2.12           2.41         (0.33)          --
Year ended 7/31/05                          $ 21.01       0.44@            2.45           2.89         (0.44)          --
Six months ended 1/31/06+                   $ 23.46       0.21             0.86           1.07         (0.22)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/00                         $ 28.32       0.15            (2.80)         (2.65)        (0.15)       (0.32)
1/1/01 to 7/31/01(c)                        $ 25.20       0.09            (2.09)         (2.00)        (0.10)          --
Year ended 7/31/02                          $ 23.10       0.17            (5.69)         (5.52)        (0.20)          --
Year ended 7/31/03                          $ 17.38       0.20             1.50           1.70         (0.21)          --
Year ended 7/31/04                          $ 18.87       0.25@            2.10           2.35         (0.28)          --
Year ended 7/31/05                          $ 20.94       0.37@            2.46           2.83         (0.39)          --
Six months ended 1/31/06+                   $ 23.38       0.17             0.87           1.04         (0.19)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                      $ 21.07       0.06            (3.69)         (3.63)        (0.12)          --
Year ended 7/31/03                          $ 17.32       0.07             1.50           1.57         (0.11)          --
Year ended 7/31/04                          $ 18.78       0.09@            2.09           2.18         (0.13)          --
Year ended 7/31/05                          $ 20.83       0.20@            2.44           2.64         (0.23)          --
Six months ended 1/31/06+                   $ 23.24       0.09             0.86           0.95         (0.11)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                      $ 21.07       0.10            (3.73)         (3.63)        (0.11)          --
Year ended 7/31/03                          $ 17.33       0.08             1.49           1.57         (0.12)          --
Year ended 7/31/04                          $ 18.78       0.09@            2.10           2.19         (0.13)          --
Year ended 7/31/05                          $ 20.84       0.20@            2.44           2.64         (0.22)          --
Six months ended 1/31/06+                   $ 23.26       0.09             0.85           0.94         (0.11)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                      $ 21.07       0.13            (3.67)         (3.54)        (0.14)          --
Year ended 7/31/03                          $ 17.39       0.18             1.48           1.66         (0.19)          --
Year ended 7/31/04                          $ 18.86       0.20@            2.10           2.30         (0.24)          --
Year ended 7/31/05                          $ 20.92       0.31@            2.45           2.76         (0.33)          --
Six months ended 1/31/06+                   $ 23.35       0.15             0.86           1.01         (0.16)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                      $ 19.86       0.22@            1.18           1.40         (0.26)          --
Year ended 7/31/05                          $ 21.00       0.41@            2.47           2.88         (0.43)          --
Six months ended 1/31/06+                   $ 23.45       0.19             0.87           1.06         (0.21)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                      $ 19.86       0.22@            1.18           1.40         (0.25)          --
Year ended 7/31/05                          $ 21.01       0.43@            2.41           2.84         (0.40)          --
Six months ended 1/31/06+                   $ 23.45       0.19             0.86           1.05         (0.20)          --
---------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                      $ 19.86       0.20@            1.18           1.38         (0.23)          --
Year ended 7/31/05                          $ 21.01       0.37@            2.46           2.83         (0.39)          --
Six months ended 1/31/06+                   $ 23.45       0.18             0.86           1.04         (0.19)          --
---------------------------------------------------------------------------------------------------------------------------

                                                           NET            TOTAL
                                              TOTAL       ASSET          RETURN
                                            DIVIDENDS     VALUE,        (EXCLUDES
                                               AND        END OF          SALES
                                          DISTRIBUTIONS   PERIOD         CHARGE)
---------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/00                          (0.54)      $ 25.18        (9.30%)
1/1/01 to 7/31/01(c)                         (0.11)      $ 23.11        (7.83%)*
Year ended 7/31/02                           (0.22)      $ 17.42       (23.82%)
Year ended 7/31/03                           (0.24)      $ 18.93        10.22%
Year ended 7/31/04                           (0.33)      $ 21.01        12.75%
Year ended 7/31/05                           (0.44)      $ 23.46        13.86%
Six months ended 1/31/06+                    (0.22)      $ 24.31         4.59%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/00                          (0.47)      $ 25.20        (9.52%)
1/1/01 to 7/31/01(c)                         (0.10)      $ 23.10        (7.94%)*
Year ended 7/31/02                           (0.20)      $ 17.38       (24.03%)
Year ended 7/31/03                           (0.21)      $ 18.87         9.90%
Year ended 7/31/04                           (0.28)      $ 20.94        12.48%
Year ended 7/31/05                           (0.39)      $ 23.38        13.58%
Six months ended 1/31/06+                    (0.19)      $ 24.23         4.48%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       (0.12)      $ 17.32       (15.32%)*
Year ended 7/31/03                           (0.11)      $ 18.78         9.14%
Year ended 7/31/04                           (0.13)      $ 20.83        11.64%
Year ended 7/31/05                           (0.23)      $ 23.24        12.74%
Six months ended 1/31/06+                    (0.11)      $ 24.08         4.03%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       (0.11)      $ 17.33       (15.30%)*
Year ended 7/31/03                           (0.12)      $ 18.78         9.14%
Year ended 7/31/04                           (0.13)      $ 20.84        11.66%
Year ended 7/31/05                           (0.22)      $ 23.26        12.72%
Six months ended 1/31/06+                    (0.11)      $ 24.09         4.03%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       (0.14)      $ 17.39       (14.89%)*
Year ended 7/31/03                           (0.19)      $ 18.86         9.68%
Year ended 7/31/04                           (0.24)      $ 20.92        12.21%
Year ended 7/31/05                           (0.33)      $ 23.35        13.28%
Six months ended 1/31/06+                    (0.16)      $ 24.20         4.33%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                       (0.26)      $ 21.00         7.03%*
Year ended 7/31/05                           (0.43)      $ 23.45        13.79%
Six months ended 1/31/06+                    (0.21)      $ 24.30         4.56%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                       (0.25)      $ 21.01         7.03%*
Year ended 7/31/05                           (0.40)      $ 23.45        13.62%
Six months ended 1/31/06+                    (0.20)      $ 24.30         4.52%*
---------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                       (0.23)      $ 21.01         6.95%*
Year ended 7/31/05                           (0.39)      $ 23.45        13.53%
Six months ended 1/31/06+                    (0.19)      $ 24.30         4.46%*
---------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------
                                                          RATIOS OF                      RATIOS OF
                                             NET          EXPENSES      RATIOS OF NET     EXPENSES
                                           ASSETS,           TO          INVESTMENT          TO
                                            END OF         AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                            PERIOD           NET         TO AVERAGE         NET          TURNOVER
                                           (000'S)         ASSETS        NET ASSETS      ASSETS (A)      RATE (B)
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/00                        $860,647        0.40%           0.80%           0.53%              9%
1/1/01 to 7/31/01(c)                       $822,909        0.40%**         0.86%**         0.53%**            4%
Year ended 7/31/02                         $608,556        0.41%           1.06%           0.56%              9%
Year ended 7/31/03                         $583,530        0.40%           1.42%           0.58%              2%
Year ended 7/31/04                         $193,734        0.27%           1.43%           0.58%             14%
Year ended 7/31/05                         $168,279        0.19%           1.97%           0.62%              4%
Six months ended 1/31/06+                  $166,799        0.19%**         1.73%**         0.60%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/00                        $ 38,930        0.65%           0.55%           0.78%              9%
1/1/01 to 7/31/01(c)                       $ 33,765        0.65%**         0.61%**         0.78%**            4%
Year ended 7/31/02                         $ 24,817        0.66%           0.81%           0.81%              9%
Year ended 7/31/03                         $ 33,402        0.65%           1.16%           0.83%              2%
Year ended 7/31/04                         $ 72,944        0.47%           1.19%           0.86%             14%
Year ended 7/31/05                         $ 70,261        0.44%           1.69%           0.87%              4%
Six months ended 1/31/06+                  $ 70,708        0.44%**         1.48%**         0.85%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                     $  1,315        1.40%**         0.08%**         1.57%**            9%
Year ended 7/31/03                         $  2,409        1.40%           0.40%           1.57%              2%
Year ended 7/31/04                         $  3,776        1.23%           0.44%           1.60%             14%
Year ended 7/31/05                         $  4,399        1.19%           0.93%           1.63%              4%
Six months ended 1/31/06+                  $  4,601        1.19%**         0.73%**         1.60%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                     $    635        1.41%**         0.11%**         1.58%**            9%
Year ended 7/31/03                         $  1,711        1.40%           0.39%           1.57%              2%
Year ended 7/31/04                         $  1,990        1.23%           0.44%           1.60%             14%
Year ended 7/31/05                         $  2,301        1.19%           0.90%           1.63%              4%
Six months ended 1/31/06+                  $  2,354        1.19%**         0.73%**         1.60%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                     $      7        0.82%**         0.62%**         0.88%**            9%
Year ended 7/31/03                         $    327        0.90%           0.84%           1.06%              2%
Year ended 7/31/04                         $  1,296        0.71%           0.94%           1.11%             14%
Year ended 7/31/05                         $  1,928        0.69%           1.40%           1.13%              4%
Six months ended 1/31/06+                  $  1,510        0.69%**         1.24%**         1.10%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                     $ 14,315        0.27%**         1.32%**         0.69%**           14%
Year ended 7/31/05                         $ 18,690        0.27%           1.83%           0.71%              4%
Six months ended 1/31/06+                  $ 17,515        0.27%**         1.64%**         0.68%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                     $165,845        0.34%**         1.31%**         0.76%**           14%
Year ended 7/31/05                         $ 78,132        0.34%           1.98%           0.77%              4%
Six months ended 1/31/06+                  $ 74,982        0.34%**         1.58%**         0.75%**            3%
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                     $ 80,759        0.44%**         1.22%**         0.86%**           14%
Year ended 7/31/05                         $ 76,295        0.44%           1.69%           0.87%              4%
Six months ended 1/31/06+                  $ 72,588        0.44%**         1.48%**         0.85%**            3%
------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 146-147 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            CHANGE IN NET ASSETS                      LESS DIVIDENDS AND
                                                          RESULTING FROM OPERATIONS                   DISTRIBUTIONS FROM
                                                       ------------------------------              ------------------------
                                                                        NET REALIZED
                                                                            AND
                                                                         UNREALIZED     CHANGE IN
                                           NET ASSET                   GAINS/(LOSSES)  NET ASSETS
                                             VALUE,          NET            FROM        RESULTING      NET           NET
                                           BEGINNING      INVESTMENT     INVESTMENT       FROM      INVESTMENT    REALIZED
                                           OF PERIOD        INCOME      TRANSACTIONS   OPERATIONS     INCOME        GAINS
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/01                           $ 17.39         0.18           (1.97)        (1.79)     (0.21)         (2.00)
Year ended 7/31/02(e)                        $ 13.39         0.14           (2.27)        (2.13)     (0.15)         (0.20)
Year ended 7/31/03                           $ 10.91         0.15            0.49          0.64      (0.17)            --
Year ended 7/31/04                           $ 11.38         0.13            0.64          0.77      (0.15)            --
Year ended 7/31/05                           $ 12.00         0.24            0.80          1.04      (0.25)            --
Six months ended 1/31/06+                    $ 12.79         0.13            0.05          0.18      (0.11)            --
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/01                           $ 17.37         0.18           (2.00)        (1.82)     (0.20)         (2.00)
Year ended 7/31/02(e)                        $ 13.35         0.12           (2.27)        (2.15)     (0.14)         (0.20)
Year ended 7/31/03                           $ 10.86         0.13            0.48          0.61      (0.15)            --
Year ended 7/31/04                           $ 11.32         0.10            0.63          0.73      (0.12)            --
Year ended 7/31/05                           $ 11.93         0.21            0.79          1.00      (0.22)            --
Six months ended 1/31/06+                    $ 12.71         0.11            0.06          0.17      (0.09)            --
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                       $ 16.53         0.17           (1.27)        (1.10)     (0.15)         (2.00)
Year ended 7/31/02(e)                        $ 13.28         0.02           (2.24)        (2.22)     (0.11)         (0.20)
Year ended 7/31/03                           $ 10.75         0.04            0.48          0.52      (0.08)            --
Year ended 7/31/04                           $ 11.19         0.01            0.63          0.64      (0.03)            --
Year ended 7/31/05                           $ 11.80         0.11            0.79          0.90      (0.13)            --
Six months ended 1/31/06+                    $ 12.57         0.05            0.06          0.11      (0.04)            --
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/01                           $ 17.35         0.15           (2.07)        (1.92)     (0.17)         (2.00)
Year ended 7/31/02(e)                        $ 13.26         0.02           (2.24)        (2.22)     (0.11)         (0.20)
Year ended 7/31/03                           $ 10.73         0.04            0.48          0.52      (0.08)            --
Year ended 7/31/04                           $ 11.17         0.01            0.63          0.64      (0.03)            --
Year ended 7/31/05                           $ 11.78         0.11            0.79          0.90      (0.13)            --
Six months ended 1/31/06+                    $ 12.55         0.05            0.06          0.11      (0.04)            --
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                    $ 12.58         0.07           (1.50)        (1.43)     (0.11)         (0.20)
Year ended 7/31/03                           $ 10.84         0.10            0.49          0.59      (0.13)            --
Year ended 7/31/04                           $ 11.30         0.06            0.64          0.70      (0.09)            --
Year ended 7/31/05                           $ 11.91         0.17            0.79          0.96      (0.19)            --
Six months ended 1/31/06+                    $ 12.68         0.10            0.06          0.16      (0.08)            --
---------------------------------------------------------------------------------------------------------------------------

                                                           NET            TOTAL
                                              TOTAL       ASSET          RETURN
                                            DIVIDENDS     VALUE,        (EXCLUDES
                                               AND        END OF          SALES
                                          DISTRIBUTIONS   PERIOD         CHARGE)
---------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/01                           (2.21)      $ 13.39         (11.64%)
Year ended 7/31/02(e)                        (0.35)      $ 10.91         (16.34%)
Year ended 7/31/03                           (0.17)      $ 11.38           5.94%
Year ended 7/31/04                           (0.15)      $ 12.00           6.76%
Year ended 7/31/05                           (0.25)      $ 12.79           8.73%
Six months ended 1/31/06+                    (0.11)      $ 12.86           1.40%*
---------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/01                           (2.20)      $ 13.35         (11.84%)
Year ended 7/31/02(e)                        (0.34)      $ 10.86         (16.53%)
Year ended 7/31/03                           (0.15)      $ 11.32           5.57%
Year ended 7/31/04                           (0.12)      $ 11.93           6.52%
Year ended 7/31/05                           (0.22)      $ 12.71           8.41%
Six months ended 1/31/06+                    (0.09)      $ 12.79           1.36%*
---------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                       (2.15)      $ 13.28          (8.14%)*
Year ended 7/31/02(e)                        (0.31)      $ 10.75         (17.14%)
Year ended 7/31/03                           (0.08)      $ 11.19           4.87%
Year ended 7/31/04                           (0.03)      $ 11.80           5.72%
Year ended 7/31/05                           (0.13)      $ 12.57           7.61%
Six months ended 1/31/06+                    (0.04)      $ 12.64           0.90%*
---------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/01                           (2.17)      $ 13.26         (12.47%)
Year ended 7/31/02(e)                        (0.31)      $ 10.73         (17.16%)
Year ended 7/31/03                           (0.08)      $ 11.17           4.90%
Year ended 7/31/04                           (0.03)      $ 11.78           5.71%
Year ended 7/31/05                           (0.13)      $ 12.55           7.62%
Six months ended 1/31/06+                    (0.04)      $ 12.62           0.91%*
---------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                    (0.31)      $ 10.84          (9.24%)*
Year ended 7/31/03                           (0.13)      $ 11.30           5.39%
Year ended 7/31/04                           (0.09)      $ 11.91           6.31%
Year ended 7/31/05                           (0.19)      $ 12.68           8.08%
Six months ended 1/31/06+                    (0.08)      $ 12.76           1.23%*
---------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------
                                                          RATIOS OF                      RATIOS OF
                                             NET          EXPENSES      RATIOS OF NET     EXPENSES
                                           ASSETS,           TO          INVESTMENT          TO
                                            END OF         AVERAGE         INCOME         AVERAGE        PORTFOLIO
                                            PERIOD           NET         TO AVERAGE         NET          TURNOVER
                                           (000'S)         ASSETS        NET ASSETS      ASSETS (A)      RATE (B)
------------------------------------------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/01                         $211,221         1.01%           1.48%          1.07%            77%
Year ended 7/31/02(e)                      $189,730         1.10%           1.11%          1.13%            78%
Year ended 7/31/03                         $177,052         1.10%           1.39%          1.12%           133%
Year ended 7/31/04                         $ 98,282         1.13%           1.07%          1.13%           166%
Year ended 7/31/05                         $ 59,868         1.02%           1.89%          1.18%           146%
Six months ended 1/31/06+                  $ 48,213         0.98%**         1.81%**        1.20%**         109%
------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/01                         $106,275         1.26%           1.23%          1.32%            77%
Year ended 7/31/02(e)                      $ 81,079         1.34%           0.86%          1.38%            78%
Year ended 7/31/03                         $ 73,287         1.35%           1.14%          1.37%           133%
Year ended 7/31/04                         $ 74,231         1.38%           0.79%          1.38%           166%
Year ended 7/31/05                         $ 59,274         1.27%           1.63%          1.44%           146%
Six months ended 1/31/06+                  $ 47,643         1.23%**         1.56%**        1.45%**         109%
------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                     $ 10,239         2.03%**         0.42%**        2.09%**          77%
Year ended 7/31/02(e)                      $ 14,007         2.10%           0.10%          2.14%            78%
Year ended 7/31/03                         $ 13,972         2.10%           0.39%          2.12%           133%
Year ended 7/31/04                         $ 13,117         2.13%           0.05%          2.13%           166%
Year ended 7/31/05                         $ 10,957         2.02%           0.86%          2.19%           146%
Six months ended 1/31/06+                  $  9,356         1.98%**         0.81%**        2.20%**         109%
------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/01                         $  6,883         1.96%           0.53%          2.15%            77%
Year ended 7/31/02(e)                      $  4,963         2.09%           0.11%          2.13%            78%
Year ended 7/31/03                         $  5,747         2.10%           0.38%          2.12%           133%
Year ended 7/31/04                         $  4,731         2.13%           0.05%          2.13%           166%
Year ended 7/31/05                         $  4,046         2.02%           0.85%          2.19%           146%
Six months ended 1/31/06+                  $  3,389         1.98%**         0.81%**        2.20%**         109%
------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                  $     38         1.63%**         0.55%**        1.68%**          78%
Year ended 7/31/03                         $    104         1.60%           0.82%          1.61%           133%
Year ended 7/31/04                         $    176         1.64%           0.52%          1.64%           166%
Year ended 7/31/05                         $    185         1.52%           1.33%          1.69%           146%
Six months ended 1/31/06+                  $    141         1.48%**         1.33%**        1.70%**         109%
------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 148-149 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  CHANGE IN NET ASSETS                        LESS DIVIDENDS AND
                                                                RESULTING FROM OPERATIONS                     DISTRIBUTIONS FROM
                                                             -------------------------------                -----------------------
                                                                               NET REALIZED
                                                                                    AND
                                                                                UNREALIZED      CHANGE IN
                                                 NET ASSET                    GAINS/(LOSSES)   NET ASSETS
                                                  VALUE,          NET              FROM         RESULTING       NET         NET
                                                 BEGINNING    INVESTMENT        INVESTMENT        FROM      INVESTMENT    REALIZED
                                                 OF PERIOD   INCOME/(LOSS)     TRANSACTIONS    OPERATIONS     INCOME       GAINS
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                               $ 5.62          0.06             (0.13)         (0.07)       (0.05)       (0.59)
Year ended 12/31/01                               $ 4.91          0.01              1.11           1.12           --           --^
1/1/02 to 7/31/02(c)                              $ 6.03         (0.01)            (0.13)         (0.14)          --           --
Year ended 7/31/03                                $ 5.89         (0.04)@            2.40           2.36           --        (0.05)
Year ended 7/31/04                                $ 8.20         (0.02)@            2.66           2.64           --        (0.52)
Year ended 7/31/05                                $10.32         (0.01)@            1.41           1.40           --        (0.72)
Six months ended 1/31/06+                         $11.00         (0.02)             0.79           0.77           --        (3.13)
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)             0.04           0.03           --           --
1/1/02 to 7/31/02(c)                              $ 5.96         (0.02)            (0.12)         (0.14)          --           --
Year ended 7/31/03                                $ 5.82         (0.06)@            2.37           2.31           --        (0.05)
Year ended 7/31/04                                $ 8.08         (0.05)@            2.63           2.58           --        (0.52)
Year ended 7/31/05                                $10.14         (0.03)@            1.39           1.36           --        (0.72)
Six months ended 1/31/06+                         $10.78         (0.03)             0.76           0.73           --        (3.13)
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)             0.03           0.02           --           --
1/1/02 to 7/31/02(c)                              $ 5.95         (0.03)            (0.13)         (0.16)          --           --
Year ended 7/31/03                                $ 5.79         (0.10)@            2.33           2.23           --        (0.05)
Year ended 7/31/04                                $ 7.97         (0.08)@            2.59           2.51           --        (0.52)
Year ended 7/31/05                                $ 9.96         (0.04)@            1.36           1.32           --        (0.72)
Six months ended 1/31/06+                         $10.56         (0.06)             0.73           0.67           --        (3.13)
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)             0.04           0.03           --           --
1/1/02 to 7/31/02(c)                              $ 5.96         (0.03)            (0.14)         (0.17)          --           --
Year ended 7/31/03                                $ 5.79         (0.10)@            2.33           2.23           --        (0.05)
Year ended 7/31/04                                $ 7.97         (0.08)@            2.59           2.51           --        (0.52)
Year ended 7/31/05                                $ 9.96         (0.04)@            1.36           1.32           --        (0.72)
Six months ended 1/31/06+                         $10.56         (0.06)             0.73           0.67           --        (3.13)
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                               $ 5.58          0.03             (0.11)         (0.08)       (0.03)       (0.59)
Year ended 12/31/01                               $ 4.88         (0.02)             1.10           1.08           --           --^
1/1/02 to 7/31/02(c)                              $ 5.96         (0.04)            (0.11)         (0.15)          --           --
Year ended 7/31/03                                $ 5.81         (0.07)@            2.36           2.29           --        (0.05)
Year ended 7/31/04                                $ 8.05         (0.06)@            2.62           2.56           --        (0.52)
Year ended 7/31/05                                $10.09         (0.03)@            1.37           1.34           --        (0.72)
Six months ended 1/31/06+                         $10.71         (0.05)             0.76           0.71           --        (3.13)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                              $15.00            --^             2.54           2.54           --           --
Year ended 7/31/04                                $17.54         (0.03)@            3.50           3.47        (0.02)       (0.98)
Year ended 7/31/05                                $20.01         (0.04)@            4.51           4.47           --        (1.66)
Six months ended 1/31/06+                         $22.82          0.05              1.29           1.34        (0.05)       (2.43)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                              $15.00         (0.01)             2.53           2.52           --           --
Year ended 7/31/04                                $17.52         (0.11)@            3.52           3.41           --^       (0.98)
Year ended 7/31/05                                $19.95         (0.10)@            4.49           4.39           --        (1.66)
Six months ended 1/31/06+                         $22.68          0.01              1.29           1.30           --        (2.43)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                              $15.00         (0.03)             2.51           2.48           --           --
Year ended 7/31/04                                $17.48         (0.25)@            3.51           3.26           --        (0.98)
Year ended 7/31/05                                $19.76         (0.24)@            4.43           4.19           --        (1.66)
Six months ended 1/31/06+                         $22.29         (0.06)             1.25           1.19           --        (2.43)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                              $15.00         (0.03)             2.51           2.48           --           --
Year ended 7/31/04                                $17.48         (0.26)@            3.50           3.24           --        (0.98)
Year ended 7/31/05                                $19.74         (0.24)@            4.41           4.17           --        (1.66)
Six months ended 1/31/06+                         $22.25         (0.07)             1.26           1.19           --        (2.43)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                              $15.00         (0.01)             2.52           2.51           --           --
Year ended 7/31/04                                $17.51         (0.16)@            3.52           3.36           --        (0.98)
Year ended 7/31/05                                $19.89         (0.15)@            4.48           4.33           --        (1.66)
Six months ended 1/31/06+                         $22.56            --^             1.26           1.26           --        (2.43)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              NET              TOTAL
                                                            TOTAL            ASSET            RETURN
                                                          DIVIDENDS         VALUE,           (EXCLUDES
                                                             AND            END OF             SALES
                                                        DISTRIBUTIONS       PERIOD            CHARGE)
--------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                        (0.64)          $  4.91             (1.21%)
Year ended 12/31/01                                           --^          $  6.03             22.90%
1/1/02 to 7/31/02(c)                                          --           $  5.89             (2.32%)*
Year ended 7/31/03                                         (0.05)          $  8.20             40.26%
Year ended 7/31/04                                         (0.52)          $ 10.32             32.84%
Year ended 7/31/05                                         (0.72)          $ 11.00             13.86%
Six months ended 1/31/06+                                  (3.13)          $  8.64              9.28%*
--------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                        --           $  5.96              0.56%*
1/1/02 to 7/31/02(c)                                          --           $  5.82             (2.35%)*
Year ended 7/31/03                                         (0.05)          $  8.08             39.88%
Year ended 7/31/04                                         (0.52)          $ 10.14             32.56%
Year ended 7/31/05                                         (0.72)          $ 10.78             13.60%
Six months ended 1/31/06+                                  (3.13)          $  8.38              9.20%*
--------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                        --           $  5.95              0.39%*
1/1/02 to 7/31/02(c)                                          --           $  5.79             (2.69%)*
Year ended 7/31/03                                         (0.05)          $  7.97             38.70%
Year ended 7/31/04                                         (0.52)          $  9.96             32.13%
Year ended 7/31/05                                         (0.72)          $ 10.56             13.54%
Six months ended 1/31/06+                                  (3.13)          $  8.10              8.64%*
--------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                        --           $  5.96              0.56%*
1/1/02 to 7/31/02(c)                                          --           $  5.79             (2.85%)*
Year ended 7/31/03                                         (0.05)          $  7.97             38.70%
Year ended 7/31/04                                         (0.52)          $  9.96             32.13%
Year ended 7/31/05                                         (0.72)          $ 10.56             13.54%
Six months ended 1/31/06+                                  (3.13)          $  8.10              8.64%*
--------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                                        (0.62)          $  4.88             (1.38%)
Year ended 12/31/01                                           --^          $  5.96             22.22%
1/1/02 to 7/31/02(c)                                          --           $  5.81             (2.52%)*
Year ended 7/31/03                                         (0.05)          $  8.05             39.60%
Year ended 7/31/04                                         (0.52)          $ 10.09             32.44%
Year ended 7/31/05                                         (0.72)          $ 10.71             13.57%
Six months ended 1/31/06+                                  (3.13)          $  8.29              8.92%*
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                          --           $ 17.54             16.87%*
Year ended 7/31/04                                         (1.00)          $ 20.01             20.11%
Year ended 7/31/05                                         (1.66)          $ 22.82             23.59%
Six months ended 1/31/06+                                  (2.48)          $ 21.68              6.50%*
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                          --           $ 17.52             16.73%*
Year ended 7/31/04                                         (0.98)          $ 19.95             19.81%
Year ended 7/31/05                                         (1.66)          $ 22.68             23.24%
Six months ended 1/31/06+                                  (2.43)          $ 21.55              6.36%*
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                          --           $ 17.48             16.47%*
Year ended 7/31/04                                         (0.98)          $ 19.76             19.02%
Year ended 7/31/05                                         (1.66)          $ 22.29             22.35%
Six months ended 1/31/06+                                  (2.43)          $ 21.05              5.97%*
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                          --           $ 17.48             16.47%*
Year ended 7/31/04                                         (0.98)          $ 19.74             18.85%
Year ended 7/31/05                                         (1.66)          $ 22.25             22.39%
Six months ended 1/31/06+                                  (2.43)          $ 21.01              5.93%*
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                          --           $ 17.51             16.67%*
Year ended 7/31/04                                         (0.98)          $ 19.89             19.52%
Year ended 7/31/05                                         (1.66)          $ 22.56             23.00%
Six months ended 1/31/06+                                  (2.43)          $ 21.39              6.22%*
--------------------------------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------------

                                                                  RATIOS OF                        RATIOS OF
                                                   NET            EXPENSES     RATIOS OF NET       EXPENSES
                                                 ASSETS,             TO         INVESTMENT            TO
                                                 END OF            AVERAGE     INCOME/(LOSS)        AVERAGE        PORTFOLIO
                                                 PERIOD              NET        TO AVERAGE            NET          TURNOVER
                                                 (000'S)           ASSETS       NET ASSETS        ASSETS (A)       RATE (B)
------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $  6,743           1.40%           1.03%            1.40%            116%
Year ended 12/31/01                             $ 14,957           1.29%           0.21%            1.35%             47%
1/1/02 to 7/31/02(c)                            $ 45,538           1.40%**        (0.51%)**         1.68%**           16%
Year ended 7/31/03                              $100,676           1.40%          (0.68%)           1.47%             28%
Year ended 7/31/04                              $155,798           1.33%          (0.25%)           1.33%             23%
Year ended 7/31/05                              $ 98,885           1.35%          (0.07%)           1.35%             12%
Six months ended 1/31/06+                       $ 88,908           1.38%**        (0.47%)**         1.38%**           21%
------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                          $    862           1.59%**        (0.36%)**         1.78%**           47%
1/1/02 to 7/31/02(c)                            $  5,030           1.66%**        (0.77%)**         1.95%**           16%
Year ended 7/31/03                              $ 18,297           1.65%          (0.95%)           1.69%             28%
Year ended 7/31/04                              $ 41,402           1.58%          (0.49%)           1.58%             23%
Year ended 7/31/05                              $ 29,172           1.60%          (0.31%)           1.60%             12%
Six months ended 1/31/06+                       $ 20,506           1.63%**        (0.75%)**         1.63%**           21%
------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                          $    352           2.31%**         (1.08%)**        2.52%**           47%
1/1/02 to 7/31/02(c)                            $  2,709           2.42%**         (1.50%)**        2.72%**           16%
Year ended 7/31/03                              $  4,254           2.40%           (1.66%)          2.47%             28%
Year ended 7/31/04                              $  6,937           1.89%           (0.81%)          2.33%             23%
Year ended 7/31/05                              $  7,348           1.73%           (0.40%)          2.36%             12%
Six months ended 1/31/06+                       $  7,486           2.38%**         (1.47%)**        2.38%**           21%
-------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                          $     59           2.32%**        (0.97%)**         2.57%**           47%
1/1/02 to 7/31/02(c)                            $    712           2.42%**        (1.52%)**         2.73%**           16%
Year ended 7/31/03                              $  1,166           2.40%          (1.66%)           2.47%             28%
Year ended 7/31/04                              $  5,624           1.81%          (0.82%)           2.33%             23%
Year ended 7/31/05                              $  6,143           1.73%          (0.39%)           2.36%             12%
Six months ended 1/31/06+                       $  5,910           2.38%**        (1.47%)**         2.38%**           21%
------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                             $ 15,424           1.90%           0.53%            1.90%            116%
Year ended 12/31/01                             $ 19,196           1.79%          (0.29%)           1.85%             47%
1/1/02 to 7/31/02(c)                            $ 18,905           1.90%**        (1.02%)**         2.12%**           16%
Year ended 7/31/03                              $ 25,342           1.90%          (1.15%)           1.97%             28%
Year ended 7/31/04                              $ 41,514           1.68%          (0.61%)           1.83%             23%
Year ended 7/31/05                              $ 36,031           1.64%          (0.34%)           1.85%             12%
Six months ended 1/31/06+                       $ 20,454           1.88%**        (0.95%)**         1.88%**           21%
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                            $ 72,783           1.24%**         0.03%**          1.60%**           39%
Year ended 7/31/04                              $107,344           1.25%          (0.15%)           1.41%            279%
Year ended 7/31/05                              $158,505           1.20%          (0.20%)           1.20%            105%
Six months ended 1/31/06+                       $133,920           1.21%**         0.43%**          1.22%**           32%
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                            $    216           1.47%**        (0.21%)**         1.86%**           39%
Year ended 7/31/04                              $  2,277           1.49%          (0.53%)           1.63%            279%
Year ended 7/31/05                              $  2,715           1.45%          (0.48%)           1.45%            105%
Six months ended 1/31/06+                       $  2,815           1.46%**         0.13%**          1.47%**           32%
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                            $    103           2.22%**        (1.07%)**         2.60%**           39%
Year ended 7/31/04                              $    503           2.24%          (1.26%)           2.38%            279%
Year ended 7/31/05                              $  1,142           2.19%          (1.18%)           2.20%            105%
Six months ended 1/31/06+                       $  1,308           2.21%**        (0.62%)**         2.22%**           32%
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                            $     15           2.23%**        (0.97%)**         2.62%**           39%
Year ended 7/31/04                              $    561           2.24%          (1.31%)           2.38%            279%
Year ended 7/31/05                              $    927           2.19%          (1.21%)           2.20%            105%
Six months ended 1/31/06+                       $    908           2.21%**        (0.61%)**         2.22%**           32%
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                            $    216           1.72%**        (0.51%)**         2.11%**           39%
Year ended 7/31/04                              $  1,606           1.74%          (0.79%)           1.88%            279%
Year ended 7/31/05                              $  1,979           1.70%          (0.72%)           1.70%            105%
Six months ended 1/31/06+                       $  1,406           1.71%**        (0.04%)**         1.72%**           32%
------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 150-151 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                        RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                      -----------------------------              ----------------------------------
                                                                      NET REALIZED
                                                                           AND
                                                                       UNREALIZED     CHANGE IN
                                           NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                            VALUE,         NET            FROM        RESULTING      NET        NET        RETURN
                                           BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT   REALIZED       OF
                                           OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME      GAINS       CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                         $17.52         0.28            3.88          4.16       (0.24)      (2.72)      (0.08)
Year ended 12/31/01                         $18.64         0.05            1.43          1.48       (0.07)      (0.91)         --
1/1/02 to 7/31/02(c)                        $19.14           --           (3.28)        (3.28)         --          --          --
Year ended 7/31/03                          $15.86         0.02            3.14          3.16          --          --          --
Year ended 7/31/04                          $19.02         0.06            3.62          3.68       (0.05)      (0.07)         --
Year ended 7/31/05                          $22.58         0.10            4.85          4.95       (0.11)      (1.38)         --
Six months ended 1/31/06+                   $26.04         0.13            1.51          1.64       (0.06)      (2.15)         --
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                      $19.44         0.01            0.57          0.58       (0.06)      (0.91)         --
1/1/02 to 7/31/02(c)                        $19.05        (0.02)          (3.26)        (3.28)         --          --          --
Year ended 7/31/03                          $15.77           --^           3.08          3.08          --          --          --
Year ended 7/31/04                          $18.85           --^           3.59          3.59       (0.01)      (0.07)         --
Year ended 7/31/05                          $22.36         0.04            4.79          4.83       (0.05)      (1.38)         --
Six months ended 1/31/06+                   $25.76         0.09            1.51          1.60       (0.03)      (2.15)         --
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                      $19.44        (0.02)           0.56          0.54       (0.04)      (0.91)         --
1/1/02 to 7/31/02(c)                        $19.03        (0.08)          (3.26)        (3.34)         --          --          --
Year ended 7/31/03                          $15.69        (0.13)           3.07          2.94          --          --          --
Year ended 7/31/04                          $18.63        (0.14)           3.52          3.38          --       (0.07)         --
Year ended 7/31/05                          $21.94        (0.14)           4.69          4.55          --       (1.38)         --
Six months ended 1/31/06+                   $25.11           --^           1.45          1.45          --       (2.15)         --
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                      $19.44        (0.01)           0.55          0.54       (0.04)     (0.92)          --
1/1/02 to 7/31/02(c)                        $19.02        (0.08)          (3.25)        (3.33)         --          --          --
Year ended 7/31/03                          $15.69        (0.12)           3.04          2.92          --          --          --
Year ended 7/31/04                          $18.61        (0.13)           3.52          3.39          --       (0.07)         --
Year ended 7/31/05                          $21.93        (0.15)           4.69          4.54          --       (1.38)         --
Six months ended 1/31/06+                   $25.09           --^           1.44          1.44          --       (2.15)         --
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                         $17.49         0.18            3.89          4.07       (0.17)      (2.72)      (0.06)
Year ended 12/31/01                         $18.61         0.02            1.37          1.39          --       (0.91)         --
1/1/02 to 7/31/02(c)                        $19.09        (0.04)          (3.27)        (3.31)         --          --          --
Year ended 7/31/03                          $15.78        (0.05)           3.09          3.04          --          --          --
Year ended 7/31/04                          $18.82        (0.05)           3.59          3.54          --       (0.07)         --
Year ended 7/31/05                          $22.29        (0.02)           4.77          4.75       (0.01)      (1.38)         --
Six months ended 1/31/06+                   $25.65         0.06            1.49          1.55          --       (2.15)         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 NET         TOTAL
                                                 TOTAL         ASSET        RETURN
                                               DIVIDENDS       VALUE,      (EXCLUDES
                                                  AND          END OF        SALES
                                             DISTRIBUTIONS     PERIOD       CHARGE)
-------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             (3.04)        $ 18.64       23.78%
Year ended 12/31/01                             (0.98)        $ 19.14        7.91%
1/1/02 to 7/31/02(c)                               --         $ 15.86      (17.14%)*
Year ended 7/31/03                                 --         $ 19.02       19.92%
Year ended 7/31/04                              (0.12)        $ 22.58       19.36%
Year ended 7/31/05                              (1.49)        $ 26.04       22.51%
Six months ended 1/31/06+                       (2.21)        $ 25.47        6.73%*
-------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                          (0.97)        $ 19.05        2.90%*
1/1/02 to 7/31/02(c)                               --         $ 15.77      (17.22%)*
Year ended 7/31/03                                 --         $ 18.85       19.53%
Year ended 7/31/04                              (0.08)        $ 22.36       19.07%
Year ended 7/31/05                              (1.43)        $ 25.76       22.22%
Six months ended 1/31/06+                       (2.18)        $ 25.18        6.59%*
-------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                          (0.95)        $ 19.03        2.76%*
1/1/02 to 7/31/02(c)                               --         $ 15.69      (17.55%)*
Year ended 7/31/03                                 --         $ 18.63       18.74%
Year ended 7/31/04                              (0.07)        $ 21.94       18.15%
Year ended 7/31/05                              (1.38)        $ 25.11       21.33%
Six months ended 1/31/06+                       (2.15)        $ 24.41        6.17%*
-------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                          (0.96)        $ 19.02        2.72%*
1/1/02 to 7/31/02(c)                               --         $ 15.69      (17.51%)*
Year ended 7/31/03                                 --         $ 18.61       18.61%
Year ended 7/31/04                              (0.07)        $ 21.93       18.22%
Year ended 7/31/05                              (1.38)        $ 25.09       21.24%
Six months ended 1/31/06+                       (2.15)        $ 24.38        6.17%*
-------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                             (2.95)        $ 18.61       23.29%
Year ended 12/31/01                             (0.91)        $ 19.09        7.47%
1/1/02 to 7/31/02(c)                               --         $ 15.78      (17.34%)*
Year ended 7/31/03                                 --         $ 18.82       19.26%
Year ended 7/31/04                              (0.07)        $ 22.29       18.81%
Year ended 7/31/05                              (1.39)        $ 25.65       21.90%
Six months ended 1/31/06+                       (2.15)        $ 25.05        6.43%*
-------------------------------------------------------------------------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                            ----------------------------------------------------------------------
                                                           RATIOS OF                    RATIOS OF
                                                NET        EXPENSES    RATIOS OF NET    EXPENSES
                                              ASSETS,         TO        INVESTMENT         TO
                                              END OF        AVERAGE    INCOME/(LOSS)     AVERAGE       PORTFOLIO
                                              PERIOD          NET       TO AVERAGE         NET         TURNOVER
                                              (000'S)       ASSETS      NET ASSETS     ASSETS (A)      RATE (B)
------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/00                         $     949       1.33%         1.41%          1.33%           121%
Year ended 12/31/01                         $  18,069       1.23%         0.59%          1.26%            80%
1/1/02 to 7/31/02(c)                        $  49,844       1.33%**       0.01%**        1.55%**          25%
Year ended 7/31/03                          $ 182,485       1.33%         0.17%          1.36%            23%
Year ended 7/31/04                          $ 235,228       1.30%         0.29%          1.30%            17%
Year ended 7/31/05                          $ 270,131       1.30%         0.41%          1.30%            24%
Six months ended 1/31/06+                   $ 241,507       1.29%**       0.98%**        1.29%**          21%
------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                      $   6,395       1.54%**       0.14%**        1.63%**          80%
1/1/02 to 7/31/02(c)                        $  18,042       1.59%**      (0.27%)**       1.79%**          25%
Year ended 7/31/03                          $  19,667       1.58%         0.01%          1.64%            23%
Year ended 7/31/04                          $  33,156       1.55%         0.04%          1.55%            17%
Year ended 7/31/05                          $  39,433       1.55%         0.15%          1.55%            24%
Six months ended 1/31/06+                   $  40,469       1.54%**       0.73%**        1.54%**          21%
------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                      $   4,733       2.28%**      (0.59%)**       2.36%**          80%
1/1/02 to 7/31/02(c)                        $  11,522       2.34%**      (1.02%)**       2.53%**          25%
Year ended 7/31/03                          $  14,087       2.33%        (0.81%)         2.39%            23%
Year ended 7/31/04                          $  18,795       2.30%        (0.71%)         2.30%            17%
Year ended 7/31/05                          $  22,278       2.30%        (0.60%)         2.30%            24%
Six months ended 1/31/06+                   $  22,749       2.29%**      (0.02%)**       2.29%**          21%
------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                      $     497       2.23%**      (0.60%)**       2.33%**          80%
1/1/02 to 7/31/02(c)                        $   1,593       2.34%**      (1.08%)**       2.53%**          25%
Year ended 7/31/03                          $   2,036       2.33%        (0.81%)         2.39%            23%
Year ended 7/31/04                          $   3,824       2.30%        (0.71%)         2.30%            17%
Year ended 7/31/05                          $   4,553       2.30%        (0.58%)         2.30%            24%
Six months ended 1/31/06+                   $   4,581       2.29%**      (0.03%)**       2.29%**          21%
------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/00                         $  49,260       1.83%         0.91%          1.83%           121%
Year ended 12/31/01                         $  47,698       1.73%         0.09%          1.76%            80%
1/1/02 to 7/31/02(c)                        $  38,419       1.83%**      (0.36%)**       1.98%**          25%
Year ended 7/31/03                          $  37,047       1.83%        (0.30%)         1.89%            23%
Year ended 7/31/04                          $  39,983       1.80%        (0.20%)         1.80%            17%
Year ended 7/31/05                          $  42,656       1.80%        (0.09%)         1.80%            24%
Six months ended 1/31/06+                   $  35,477       1.79%**       0.44%**        1.79%**          21%
------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 152-153 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                         LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                      DISTRIBUTIONS FROM
                                                          ---------------------------------               ------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)   NET ASSETS
                                              VALUE,           NET              FROM         RESULTING         NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT        FROM        INVESTMENT    REALIZED
                                             OF PERIOD    INCOME/(LOSS)     TRANSACTIONS    OPERATIONS       INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/01                            $13.22           0.15              0.17           0.32          (0.14)       (0.28)
Year ended 7/31/02                            $13.12           0.09             (1.73)         (1.64)         (0.10)       (0.53)
Year ended 7/31/03                            $10.85           0.18@             1.14           1.32          (0.16)       (0.16)
Year ended 7/31/04                            $11.85           0.15              2.08           2.23          (0.16)       (0.40)
Year ended 7/31/05                            $13.52           0.18              1.95           2.13          (0.18)       (0.39)
Six months ended 1/31/06+                     $15.08           0.10              0.43           0.53          (0.10)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/01                            $13.22           0.11              0.16           0.27          (0.10)       (0.28)
Year ended 7/31/02                            $13.11           0.07             (1.74)         (1.67)         (0.08)       (0.53)
Year ended 7/31/03                            $10.83           0.16@             1.14           1.30          (0.14)       (0.16)
Year ended 7/31/04                            $11.83           0.12              2.08           2.20          (0.13)       (0.40)
Year ended 7/31/05                            $13.50           0.14              1.94           2.08          (0.14)       (0.39)
Six months ended 1/31/06+                     $15.05           0.08              0.43           0.51          (0.08)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                        $13.40           0.03              0.12           0.15          (0.03)       (0.28)
Year ended 7/31/02                            $13.24          (0.02)            (1.74)         (1.76)         (0.02)       (0.53)
Year ended 7/31/03                            $10.93           0.08@             1.15           1.23          (0.07)       (0.16)
Year ended 7/31/04                            $11.93           0.03              2.09           2.12          (0.04)       (0.40)
Year ended 7/31/05                            $13.61           0.04              1.95           1.99          (0.04)       (0.39)
Six months ended 1/31/06+                     $15.17           0.02              0.44           0.46          (0.03)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/01                            $13.23           0.05              0.14           0.19          (0.04)       (0.28)
Year ended 7/31/02                            $13.10          (0.03)            (1.73)         (1.76)         (0.01)       (0.53)
Year ended 7/31/03                            $10.80           0.08@             1.11           1.19          (0.07)       (0.16)
Year ended 7/31/04                            $11.76           0.02              2.07           2.09          (0.05)       (0.40)
Year ended 7/31/05                            $13.40           0.03              1.94           1.97          (0.04)       (0.39)
Six months ended 1/31/06+                     $14.94           0.03              0.42           0.45          (0.03)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                         $15.05           0.04              0.45           0.49          (0.08)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------

                                                                           NET          TOTAL
                                                          TOTAL           ASSET        RETURN
                                                        DIVIDENDS        VALUE,       (EXCLUDES
                                                           AND           END OF         SALES
                                                      DISTRIBUTIONS      PERIOD        CHARGE)
------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                       (0.42)          $13.12         2.18%
Year ended 7/31/02                                       (0.63)          $10.85       (12.96%)
Year ended 7/31/03                                       (0.32)          $11.85        12.53%
Year ended 7/31/04                                       (0.56)          $13.52        19.22%
Year ended 7/31/05                                       (0.57)          $15.08        16.07%
Six months ended 1/31/06+                                (1.54)          $14.07         3.74%*
------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/01                                       (0.38)          $13.11         1.85%
Year ended 7/31/02                                       (0.61)          $10.83       (13.24%)
Year ended 7/31/03                                       (0.30)          $11.83        12.30%
Year ended 7/31/04                                       (0.53)          $13.50        18.96%
Year ended 7/31/05                                       (0.53)          $15.05        15.74%
Six months ended 1/31/06+                                (1.52)          $14.04         3.64%*
------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   (0.31)          $13.24         0.97%*
Year ended 7/31/02                                       (0.55)          $10.93       (13.84%)
Year ended 7/31/03                                       (0.23)          $11.93        11.50%
Year ended 7/31/04                                       (0.44)          $13.61        18.07%
Year ended 7/31/05                                       (0.43)          $15.17        14.85%
Six months ended 1/31/06+                                (1.47)          $14.16         3.28%*
------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/01                                       (0.32)          $13.10         1.20%
Year ended 7/31/02                                       (0.54)          $10.80       (13.85%)
Year ended 7/31/03                                       (0.23)          $11.76        11.28%
Year ended 7/31/04                                       (0.45)          $13.40        18.07%
Year ended 7/31/05                                       (0.43)          $14.94        14.96%
Six months ended 1/31/06+                                (1.47)          $13.92         3.26%*
------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                    (1.52)          $14.02         3.50%*
------------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        -------------------------------------------------------------------
                                                                     RATIOS OF                      RATIOS OF
                                                           NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                         ASSETS,        TO         INVESTMENT          TO
                                                         END OF       AVERAGE     INCOME/(LOSS)      AVERAGE    PORTFOLIO
                                                         PERIOD         NET        TO AVERAGE          NET      TURNOVER
                                                         (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                      $ 92,635      1.06%          1.03%           1.12%         19%
Year ended 7/31/02                                      $ 80,906      1.16%          0.83%           1.19%         22%
Year ended 7/31/03                                      $335,967      1.08%          1.74%           1.10%         79%
Year ended 7/31/04                                      $632,120      1.07%          1.27%           1.07%         22%
Year ended 7/31/05                                      $574,251      1.07%          1.27%           1.07%         31%
Six months ended 1/31/06+                               $568,709      1.07%**        1.35%**         1.07%**       20%
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/01                                      $ 16,069      1.31%          0.79%           1.37%         19%
Year ended 7/31/02                                      $ 12,579      1.40%          0.58%           1.43%         22%
Year ended 7/31/03                                      $ 14,100      1.33%          1.51%           1.36%         79%
Year ended 7/31/04                                      $ 21,738      1.32%          1.00%           1.32%         22%
Year ended 7/31/05                                      $ 24,805      1.32%          1.01%           1.32%         31%
Six months ended 1/31/06+                               $ 23,796      1.32%**        1.11%**         1.32%**       20%
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  $  1,963      2.08%**        0.07%**         2.13%**       19%
Year ended 7/31/02                                      $  2,862      2.17%         (0.17%)          2.20%         22%
Year ended 7/31/03                                      $  3,408      2.08%          0.76%           2.11%         79%
Year ended 7/31/04                                      $  4,807      2.07%          0.27%           2.07%         22%
Year ended 7/31/05                                      $  5,739      2.07%          0.26%           2.07%         31%
Six months ended 1/31/06+                               $  5,682      2.07%**        0.35%**         2.07%**       20%
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/01                                      $    668      2.02%          0.09%           2.19%         19%
Year ended 7/31/02                                      $    577      2.16%         (0.18%)          2.19%         22%
Year ended 7/31/03                                      $    884      2.08%          0.75%           2.10%         79%
Year ended 7/31/04                                      $  1,832      2.06%          0.27%           2.06%         22%
Year ended 7/31/05                                      $  2,313      2.07%          0.26%           2.07%         31%
Six months ended 1/31/06+                               $  2,337      2.07%**        0.36%**         2.07%**       20%
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $    167      1.56%**        0.63%**         1.56%**       20%
---------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 154-155 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    CHANGE IN NET ASSETS                        LESS DIVIDENDS AND
                                                                  RESULTING FROM OPERATIONS                     DISTRIBUTIONS FROM
                                                                -------------------------------                --------------------
                                                                                  NET REALIZED
                                                                                       AND
                                                                                   UNREALIZED      CHANGE IN
                                                      NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                                       VALUE,          NET            FROM         RESULTING       NET        NET
                                                      BEGINNING    INVESTMENT      INVESTMENT        FROM      INVESTMENT  REALIZED
                                                      OF PERIOD   INCOME/(LOSS)   TRANSACTIONS    OPERATIONS     INCOME      GAINS
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.04#           1.35#           1.39        (0.04)        --
Year ended 7/31/04                                    $11.35          0.14#           1.31#           1.45        (0.13)     (0.18)
Year ended 7/31/05                                    $12.49          0.16#           1.94#           2.10        (0.15)     (0.08)
Six months ended 1/31/06+                             $14.36          0.15#           0.82#           0.97        (0.15)     (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.02#           1.33#           1.35        (0.02)        --
Year ended 7/31/04                                    $11.33          0.11#           1.30#           1.41        (0.11)     (0.18)
Year ended 7/31/05                                    $12.45          0.12#           1.95#           2.07        (0.12)     (0.08)
Six months ended 1/31/06+                             $14.32          0.13#           0.81#           0.94        (0.13)     (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                  $10.00         (0.02)#          1.28#           1.26           --^        --
Year ended 7/31/04                                    $11.26          0.05#           1.27#           1.32        (0.10)     (0.18)
Year ended 7/31/05                                    $12.30          0.03#           1.90#           1.93        (0.07)     (0.08)
Six months ended 1/31/06+                             $14.08          0.08#           0.80#           0.88        (0.10)     (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                  $10.00         (0.01)#          1.28#           1.27        (0.01)        --
Year ended 7/31/04                                    $11.26          0.03#           1.28#           1.31        (0.09)     (0.18)
Year ended 7/31/05                                    $12.30          0.03#           1.90#           1.93        (0.07)     (0.08)
Six months ended 1/31/06+                             $14.08          0.08#           0.80#           0.88        (0.10)     (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                 $14.36          0.12#           0.80#           0.92        (0.13)     (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.09#           1.58#           1.67        (0.08)        --
Year ended 7/31/04                                    $11.59          0.19#           1.03#           1.22        (0.19)     (0.14)
Year ended 7/31/05                                    $12.48          0.22#           1.50#           1.72        (0.21)     (0.08)
Six months ended 1/31/06+                             $13.91          0.17#           0.59#           0.76        (0.17)     (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.07#           1.58#           1.65        (0.07)        --
Year ended 7/31/04                                    $11.58          0.16#           1.04#           1.20        (0.17)     (0.14)
Year ended 7/31/05                                    $12.47          0.19#           1.49#           1.68        (0.18)     (0.08)
Six months ended 1/31/06+                             $13.89          0.15#           0.58#           0.73        (0.15)     (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.02#           1.55#           1.57        (0.02)        --
Year ended 7/31/04                                    $11.55          0.07#           1.03#           1.10        (0.09)     (0.14)
Year ended 7/31/05                                    $12.42          0.09#           1.48#           1.57        (0.08)     (0.08)
Six months ended 1/31/06+                             $13.83          0.11#           0.58#           0.69        (0.11)     (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                  $10.00          0.02#           1.55#           1.57        (0.02)        --
Year ended 7/31/04                                    $11.55          0.07#           1.02#           1.09        (0.09)     (0.14)
Year ended 7/31/05                                    $12.41          0.09#           1.49#           1.58        (0.08)     (0.08)
Six months ended 1/31/06+                             $13.83          0.10#           0.57#           0.67        (0.10)     (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                 $13.91          0.15#           0.58#           0.73        (0.16)     (0.27)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    NET          TOTAL
                                                                  TOTAL            ASSET        RETURN
                                                                DIVIDENDS         VALUE,       (EXCLUDES
                                                                   AND            END OF         SALES
                                                              DISTRIBUTIONS       PERIOD        CHARGE)
----------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                              (0.04)          $11.35         13.92%*
Year ended 7/31/04                                                (0.31)          $12.49         12.83%
Year ended 7/31/05                                                (0.23)          $14.36         16.91%
Six months ended 1/31/06+                                         (0.46)          $14.87          6.86%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                              (0.02)          $11.33         13.57%*
Year ended 7/31/04                                                (0.29)          $12.45         12.49%
Year ended 7/31/05                                                (0.20)          $14.32         16.59%
Six months ended 1/31/06+                                         (0.44)          $14.82          6.75%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 --           $11.26         12.65%*
Year ended 7/31/04                                                (0.28)          $12.30         11.70%
Year ended 7/31/05                                                (0.15)          $14.08         15.73%
Six months ended 1/31/06+                                         (0.41)          $14.55          6.36%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                              (0.01)          $11.26         12.74%*
Year ended 7/31/04                                                (0.27)          $12.30         11.67%
Year ended 7/31/05                                                (0.15)          $14.08         15.80%
Six months ended 1/31/06+                                         (0.41)          $14.55          6.30%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                             (0.44)          $14.84          6.56%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                              (0.08)          $11.59         16.78%*
Year ended 7/31/04                                                (0.33)          $12.48         10.54%
Year ended 7/31/05                                                (0.29)          $13.91         13.87%
Six months ended 1/31/06+                                         (0.44)          $14.23          5.61%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                              (0.07)          $11.58         16.51%*
Year ended 7/31/04                                                (0.31)          $12.47         10.32%
Year ended 7/31/05                                                (0.26)          $13.89         13.53%
Six months ended 1/31/06+                                         (0.42)          $14.20          5.42%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                              (0.02)          $11.55         15.70%*
Year ended 7/31/04                                                (0.23)          $12.42          9.47%
Year ended 7/31/05                                                (0.16)          $13.83         12.68%
Six months ended 1/31/06+                                         (0.38)          $14.14          5.08%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                              (0.02)          $11.55         15.71%*
Year ended 7/31/04                                                (0.23)          $12.41          9.45%
Year ended 7/31/05                                                (0.16)          $13.83         12.75%
Six months ended 1/31/06+                                         (0.37)          $14.13          4.99%*
----------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                             (0.43)          $14.21          5.37%*
----------------------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        -------------------------------------------------------------------
                                                                     RATIOS OF                      RATIOS OF
                                                           NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                         ASSETS,        TO         INVESTMENT          TO
                                                         END OF       AVERAGE     INCOME/(LOSS)      AVERAGE    PORTFOLIO
                                                         PERIOD         NET        TO AVERAGE          NET      TURNOVER
                                                         (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    $ 32,421      0.08%**        0.45%**         0.78%**        79%
Year ended 7/31/04                                      $ 52,085      0.08%          1.09%           0.51%          22%
Year ended 7/31/05                                      $ 70,072      0.08%          1.15%           0.47%          35%
Six months ended 1/31/06+                               $ 86,662      0.08%**        2.16%**         0.47%**         8%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    $ 10,090      0.33%**        0.16%**         1.24%**        79%
Year ended 7/31/04                                      $ 38,249      0.33%          0.80%           0.76%          22%
Year ended 7/31/05                                      $ 47,172      0.33%          0.91%           0.72%          35%
Six months ended 1/31/06+                               $ 49,821      0.33%**        1.84%**         0.72%**         8%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    $  3,587      1.08%**       (0.54%)**        2.06%**        79%
Year ended 7/31/04                                      $ 12,106      1.08%          0.03%           1.51%          22%
Year ended 7/31/05                                      $ 16,203      1.08%          0.15%           1.47%          35%
Six months ended 1/31/06+                               $ 16,897      1.08%**        1.07%**         1.47%**         8%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    $    532      1.08%**       (0.62%)**        2.20%**        79%
Year ended 7/31/04                                      $  1,916      1.08%          0.06%           1.51%          22%
Year ended 7/31/05                                      $  2,164      1.08%          0.14%           1.47%          35%
Six months ended 1/31/06+                               $  2,432      1.08%**        1.09%**         1.47%**         8%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $    105      0.58%**        2.88%**         0.95%**         8%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    $ 62,677      0.08%**        1.15%**         0.54%**        55%
Year ended 7/31/04                                      $ 82,264      0.08%          1.56%           0.45%          16%
Year ended 7/31/05                                      $110,379      0.08%          1.62%           0.44%          35%
Six months ended 1/31/06+                               $128,437      0.08%**        2.54%**         0.45%**        14%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    $ 33,806      0.33%**        0.86%**         0.90%**        55%
Year ended 7/31/04                                      $ 94,739      0.33%          1.32%           0.70%          16%
Year ended 7/31/05                                      $125,130      0.33%          1.38%           0.69%          35%
Six months ended 1/31/06+                               $129,671      0.33%**        2.29%**         0.70%**        14%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    $ 12,606      1.08%**        0.10%**         1.60%**        55%
Year ended 7/31/04                                      $ 39,636      1.08%          0.53%           1.45%          16%
Year ended 7/31/05                                      $ 50,000      1.08%          0.62%           1.44%          35%
Six months ended 1/31/06+                               $ 52,798      1.08%**        1.52%**         1.45%**        14%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    $  1,386      1.08%**        0.06%**         1.61%**        55%
Year ended 7/31/04                                      $  8,046      1.08%          0.48%           1.45%          16%
Year ended 7/31/05                                      $  9,034      1.08%          0.62%           1.44%          35%
Six months ended 1/31/06+                               $  9,274      1.08%**        1.50%**         1.45%**        14%
---------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $    445      0.58%**        3.47%**         0.93%**        14%
---------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 156-157 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                           -----------------------------                  --------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                               NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                VALUE,           NET            FROM         RESULTING          NET          NET
                                               BEGINNING     INVESTMENT      INVESTMENT        FROM         INVESTMENT    REALIZED
                                               OF PERIOD    INCOME/(LOSS)   TRANSACTIONS    OPERATIONS        INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                            $10.00          0.14#          0.92#           1.06            (0.13)          --
Year ended 7/31/04                              $10.93          0.21#          0.76#           0.97            (0.21)       (0.12)
Year ended 7/31/05                              $11.57          0.27#          0.97#           1.24            (0.26)       (0.03)
Six months ended 1/31/06+                       $12.52          0.18#          0.36#           0.54            (0.18)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                            $10.00          0.12#          0.92#           1.04            (0.11)          --
Year ended 7/31/04                              $10.93          0.19#          0.74#           0.93            (0.18)       (0.12)
Year ended 7/31/05                              $11.56          0.24#          0.96#           1.20            (0.23)       (0.03)
Six months ended 1/31/06+                       $12.50          0.17#          0.36#           0.53            (0.17)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                            $10.00          0.06#          0.89#           0.95            (0.06)          --
Year ended 7/31/04                              $10.89          0.12#          0.73#           0.85            (0.11)       (0.12)
Year ended 7/31/05                              $11.51          0.14#          0.97#           1.11            (0.14)       (0.03)
Six months ended 1/31/06+                       $12.45          0.12#          0.35#           0.47            (0.12)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                            $10.00          0.06#          0.90#           0.96            (0.06)          --
Year ended 7/31/04                              $10.90          0.12#          0.73#           0.85            (0.12)       (0.12)
Year ended 7/31/05                              $11.51          0.15#          0.96#           1.11            (0.14)       (0.03)
Six months ended 1/31/06+                       $12.45          0.12#          0.36#           0.48            (0.12)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $12.52          0.17#          0.33#           0.50            (0.17)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                            $10.00          0.18#          0.60#           0.78            (0.16)          --
Year ended 7/31/04                              $10.62          0.27#          0.51#           0.78            (0.25)       (0.20)
Year ended 7/31/05                              $10.95          0.27#          0.73#           1.00            (0.27)       (0.09)
Six months ended 1/31/06+                       $11.59          0.18#          0.22#           0.40            (0.18)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                            $10.00          0.15#          0.59#           0.74            (0.14)          --
Year ended 7/31/04                              $10.60          0.22#          0.53#           0.75            (0.22)       (0.20)
Year ended 7/31/05                              $10.93          0.25#          0.73#           0.98            (0.24)       (0.09)
Six months ended 1/31/06+                       $11.58          0.17#          0.21#           0.38            (0.17)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                            $10.00          0.10#          0.58#           0.68            (0.10)          --
Year ended 7/31/04                              $10.58          0.14#          0.53#           0.67            (0.15)       (0.20)
Year ended 7/31/05                              $10.90          0.17#          0.72#           0.89            (0.16)       (0.09)
Six months ended 1/31/06+                       $11.54          0.13#          0.21#           0.34            (0.13)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                            $10.00          0.09#          0.59#           0.68            (0.09)          --
Year ended 7/31/04                              $10.59          0.14#          0.52#           0.66            (0.15)       (0.20)
Year ended 7/31/05                              $10.90          0.17#          0.72#           0.89            (0.16)       (0.09)
Six months ended 1/31/06+                       $11.54          0.12#          0.22#           0.34            (0.12)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $11.59          0.12#          0.26#           0.38            (0.18)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    NET            TOTAL
                                                    TOTAL          ASSET          RETURN
                                                 DIVIDENDS         VALUE,        (EXCLUDES
                                                    AND            END OF          SALES
                                               DISTRIBUTIONS       PERIOD         CHARGE)
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                               (0.13)          $10.93         10.66%*
Year ended 7/31/04                                 (0.33)          $11.57          8.84%
Year ended 7/31/05                                 (0.29)          $12.52         10.79%
Six months ended 1/31/06+                          (0.42)          $12.64          4.41%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                               (0.11)          $10.93         10.48%*
Year ended 7/31/04                                 (0.30)          $11.56          8.53%
Year ended 7/31/05                                 (0.26)          $12.50         10.43%
Six months ended 1/31/06+                          (0.41)          $12.62          4.29%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                               (0.06)          $10.89          9.58%*
Year ended 7/31/04                                 (0.23)          $11.51          7.80%
Year ended 7/31/05                                 (0.17)          $12.45          9.58%
Six months ended 1/31/06+                          (0.36)          $12.56          3.93%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                               (0.06)          $10.90          9.67%*
Year ended 7/31/04                                 (0.24)          $11.51          7.76%
Year ended 7/31/05                                 (0.17)          $12.45          9.64%
Six months ended 1/31/06+                          (0.36)          $12.57          3.92%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.41)          $12.61          4.07%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                               (0.16)          $10.62          7.87%*
Year ended 7/31/04                                 (0.45)          $10.95          7.39%
Year ended 7/31/05                                 (0.36)          $11.59          9.24%
Six months ended 1/31/06+                          (0.45)          $11.54          3.57%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                               (0.14)          $10.60          7.51%*
Year ended 7/31/04                                 (0.42)          $10.93          7.15%
Year ended 7/31/05                                 (0.33)          $11.58          8.97%
Six months ended 1/31/06+                          (0.44)          $11.52          3.45%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                               (0.10)          $10.58          6.81%*
Year ended 7/31/04                                 (0.35)          $10.90          6.35%
Year ended 7/31/05                                 (0.25)          $11.54          8.10%
Six months ended 1/31/06+                          (0.40)          $11.48          3.07%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                               (0.09)          $10.59          6.81%*
Year ended 7/31/04                                 (0.35)          $10.90          6.29%
Year ended 7/31/05                                 (0.25)          $11.54          8.18%
Six months ended 1/31/06+                          (0.39)          $11.49          3.06%*
--------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.45)          $11.52          3.33%*
--------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------
                                                                     RATIOS OF                        RATIOS OF
                                                          NET         EXPENSES      RATIOS OF NET      EXPENSES
                                                        ASSETS,          TO          INVESTMENT           TO
                                                         END OF        AVERAGE      INCOME/(LOSS)      AVERAGE       PORTFOLIO
                                                         PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                        (000'S)        ASSETS        NET ASSETS       ASSETS (A)      RATE (B)
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    $ 71,538       0.08%**          1.82%**        0.52%**           55%
Year ended 7/31/04                                      $315,055       0.08%            1.76%          0.43%             14%
Year ended 7/31/05                                      $340,163       0.08%            2.17%          0.42%             41%
Six months ended 1/31/06+                               $322,826       0.08%**          3.00%**        0.43%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    $ 28,991       0.33%**          1.52%**        0.84%**           55%
Year ended 7/31/04                                      $ 98,293       0.33%            1.79%          0.68%             14%
Year ended 7/31/05                                      $106,044       0.33%            1.92%          0.67%             41%
Six months ended 1/31/06+                               $106,167       0.33%**          2.77%**        0.68%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    $ 14,631       1.08%**          0.74%**        1.63%**           55%
Year ended 7/31/04                                      $ 36,778       1.08%            1.05%          1.43%             14%
Year ended 7/31/05                                      $ 44,111       1.08%            1.17%          1.42%             41%
Six months ended 1/31/06+                               $ 44,747       1.08%**          2.01%**        1.43%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    $  1,335       1.08%**          0.70%**        1.66%**           55%
Year ended 7/31/04                                      $  7,442       1.08%            1.04%          1.43%             14%
Year ended 7/31/05                                      $  7,912       1.08%            1.16%          1.42%             41%
Six months ended 1/31/06+                               $  7,614       1.08%**          1.98%**        1.43%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $    259       0.58%**          3.54%**        0.91%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    $ 40,412       0.08%**          2.23%**        0.60%**           72%
Year ended 7/31/04                                      $ 38,097       0.08%            2.33%          0.49%             19%
Year ended 7/31/05                                      $ 38,606       0.08%            2.44%          0.47%             38%
Six months ended 1/31/06+                               $ 40,077       0.08%**          3.26%**        0.50%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    $ 19,449       0.33%**          1.82%**        1.04%**           72%
Year ended 7/31/04                                      $ 40,851       0.33%            2.09%          0.74%             19%
Year ended 7/31/05                                      $ 41,446       0.33%            2.18%          0.72%             38%
Six months ended 1/31/06+                               $ 39,669       0.33%**          3.00%**        0.75%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    $  9,083       1.08%**          1.09%**        1.80%**           72%
Year ended 7/31/04                                      $ 21,122       1.08%            1.31%          1.49%             19%
Year ended 7/31/05                                      $ 22,752       1.08%            1.44%          1.47%             38%
Six months ended 1/31/06+                               $ 22,208       1.08%**          2.24%**        1.50%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    $  1,017       1.08%**          1.07%**        1.73%**           72%
Year ended 7/31/04                                      $  3,576       1.08%            1.26%          1.49%             19%
Year ended 7/31/05                                      $  4,029       1.08%            1.42%          1.47%             38%
Six months ended 1/31/06+                               $  3,638       1.08%**          2.22%**        1.50%**           18%
-------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $     66       0.58%**          3.95%**        0.99%**           18%
-------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 158-159 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    CHANGE IN NET ASSETS
                                                                  RESULTING FROM OPERATIONS
                                                                -----------------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED     CHANGE IN
                                                     NET ASSET                 GAINS/(LOSSES)   NET ASSETS
                                                      VALUE,         NET            FROM        RESULTING
                                                     BEGINNING   INVESTMENT      INVESTMENT        FROM
                                                     OF PERIOD  INCOME/(LOSS)   TRANSACTIONS    OPERATIONS
----------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $  10.00       0.23#          0.52#           0.75
Year ended 7/31/04                                    $  10.54       0.31#          0.26#           0.57
Year ended 7/31/05                                    $  10.66       0.31#          0.36#           0.67
Six months ended 1/31/06+                             $  10.92       0.20#          0.06#           0.26
----------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                  $  10.00       0.21#          0.51#           0.72
Year ended 7/31/04                                    $  10.53       0.26#          0.28#           0.54
Year ended 7/31/05                                    $  10.64       0.30#          0.34#           0.64
Six months ended 1/31/06+                             $  10.90       0.20#          0.05#           0.25
----------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                  $  10.00       0.16#          0.49#           0.65
Year ended 7/31/04                                    $  10.50       0.19#          0.27#           0.46
Year ended 7/31/05                                    $  10.61       0.22#          0.34#           0.56
Six months ended 1/31/06+                             $  10.87       0.16#          0.05#           0.21
----------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                  $  10.00       0.15#          0.50#           0.65
Year ended 7/31/04                                    $  10.51       0.18#          0.28#           0.46
Year ended 7/31/05                                    $  10.61       0.23#          0.34#           0.57
Six months ended 1/31/06+                             $  10.88       0.17#          0.04#           0.21
----------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                 $  10.92       0.16#          0.07#           0.23
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                   $   9.23       0.78           0.70            1.48
Year ended 12/31/01                                   $   9.96       0.69           0.59            1.28
1/1/02 to 7/31/02(c)                                  $  10.57       0.32           0.08            0.40
Year ended 7/31/03                                    $  10.63       0.58           0.25            0.83
Year ended 7/31/04                                    $  10.91       0.51           0.25            0.76
Year ended 7/31/05                                    $  11.15       0.51           0.39            0.90
Six months ended 1/31/06+                             $  11.54       0.26          (0.15)           0.11
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                  $  11.65       0.17          (0.54)          (0.37)
Year ended 7/31/05                                    $  11.12       0.49           0.38            0.87
Six months ended 1/31/06+                             $  11.51       0.25          (0.15)           0.10
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                  $  11.65       0.15          (0.54)          (0.39)
Year ended 7/31/05                                    $  11.12       0.40           0.39            0.79
Six months ended 1/31/06+                             $  11.51       0.21          (0.15)           0.06
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                               $  10.53       0.16          (0.10)           0.06
1/1/02 to 7/31/02(c)                                  $  10.50       0.27           0.07            0.34
Year ended 7/31/03                                    $  10.55       0.47           0.24            0.71
Year ended 7/31/04                                    $  10.82       0.39           0.25            0.64
Year ended 7/31/05                                    $  11.05       0.39           0.39            0.78
Six months ended 1/31/06+                             $  11.43       0.20          (0.14)           0.06
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/00                                   $   9.22       0.73           0.70            1.43
Year ended 12/31/01                                   $   9.95       0.63           0.60            1.23
1/1/02 to 7/31/02(c)                                  $  10.53       0.28           0.10            0.38
Year ended 7/31/03                                    $  10.60       0.51           0.26            0.77
Year ended 7/31/04                                    $  10.88       0.46           0.25            0.71
Year ended 7/31/05                                    $  11.12       0.45           0.39            0.84
Six months ended 1/31/06+                             $  11.50       0.23          (0.14)           0.09
----------------------------------------------------------------------------------------------------------

                                                            LESS DIVIDENDS AND
                                                            DISTRIBUTIONS FROM
                                                     ---------------------------------
                                                         NET        NET         RETURN
                                                     INVESTMENT   REALIZED        OF
                                                       INCOME      GAINS       CAPITAL
--------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.21)         --          --
Year ended 7/31/04                                      (0.29)      (0.16)         --
Year ended 7/31/05                                      (0.32)      (0.09)         --
Six months ended 1/31/06+                               (0.20)      (0.11)         --
--------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    (0.19)         --          --
Year ended 7/31/04                                      (0.27)      (0.16)         --
Year ended 7/31/05                                      (0.29)      (0.09)         --
Six months ended 1/31/06+                               (0.19)      (0.11)         --
--------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    (0.15)         --          --
Year ended 7/31/04                                      (0.19)      (0.16)         --
Year ended 7/31/05                                      (0.21)      (0.09)         --
Six months ended 1/31/06+                               (0.15)      (0.11)         --
--------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    (0.14)         --          --
Year ended 7/31/04                                      (0.20)      (0.16)         --
Year ended 7/31/05                                      (0.21)      (0.09)         --
Six months ended 1/31/06+                               (0.15)      (0.11)         --
--------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   (0.19)      (0.11)         --
--------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     (0.75)         --          --
Year ended 12/31/01                                     (0.67)         --          --^
1/1/02 to 7/31/02(c)                                    (0.34)         --          --
Year ended 7/31/03                                      (0.55)         --          --
Year ended 7/31/04                                      (0.52)         --          --
Year ended 7/31/05                                      (0.50)      (0.01)         --
Six months ended 1/31/06+                               (0.25)      (0.03)         --
--------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                    (0.16)         --          --
Year ended 7/31/05                                      (0.47)      (0.01)         --
Six months ended 1/31/06+                               (0.24)      (0.03)         --
--------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                    (0.14)         --          --
Year ended 7/31/05                                      (0.39)      (0.01)         --
Six months ended 1/31/06+                               (0.20)      (0.03)         --
--------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                 (0.09)         --          --
1/1/02 to 7/31/02(c)                                    (0.29)         --          --
Year ended 7/31/03                                      (0.44)         --          --
Year ended 7/31/04                                      (0.41)         --          --
Year ended 7/31/05                                      (0.39)      (0.01)         --
Six months ended 1/31/06+                               (0.20)      (0.03)         --
--------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/00                                     (0.70)         --          --
Year ended 12/31/01                                     (0.65)         --          --^
1/1/02 to 7/31/02(c)                                    (0.31)         --          --
Year ended 7/31/03                                      (0.49)         --          --
Year ended 7/31/04                                      (0.47)         --          --
Year ended 7/31/05                                      (0.45)      (0.01)         --
Six months ended 1/31/06+                               (0.23)      (0.03)         --
--------------------------------------------------------------------------------------

                                                                           NET          TOTAL
                                                         TOTAL            ASSET         RETURN
                                                       DIVIDENDS         VALUE,       (EXCLUDES
                                                          AND            END OF         SALES
                                                     DISTRIBUTIONS       PERIOD        CHARGE)
-------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.21)           $  10.54       7.58%*
Year ended 7/31/04                                      (0.45)           $  10.66       5.44%
Year ended 7/31/05                                      (0.41)           $  10.92       6.38%
Six months ended 1/31/06+                               (0.31)           $  10.87       2.46%*
-------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    (0.19)           $  10.53       7.31%*
Year ended 7/31/04                                      (0.43)           $  10.64       5.11%
Year ended 7/31/05                                      (0.38)           $  10.90       6.13%
Six months ended 1/31/06+                               (0.30)           $  10.85       2.33%*
-------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    (0.15)           $  10.50       6.54%*
Year ended 7/31/04                                      (0.35)           $  10.61       4.37%
Year ended 7/31/05                                      (0.30)           $  10.87       5.34%
Six months ended 1/31/06+                               (0.26)           $  10.82       1.94%*
-------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    (0.14)           $  10.51       6.58%*
Year ended 7/31/04                                      (0.36)           $  10.61       4.34%
Year ended 7/31/05                                      (0.30)           $  10.88       5.30%
Six months ended 1/31/06+                               (0.26)           $  10.83       2.02%*
-------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   (0.30)           $  10.85       2.16%*
-------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     (0.75)           $   9.96      16.52%
Year ended 12/31/01                                     (0.67)           $  10.57      13.12%
1/1/02 to 7/31/02(c)                                    (0.34)           $  10.63       3.82%*
Year ended 7/31/03                                      (0.55)           $  10.91       7.89%
Year ended 7/31/04                                      (0.52)           $  11.15       7.04%
Year ended 7/31/05                                      (0.51)           $  11.54       8.21%
Six months ended 1/31/06+                               (0.28)           $  11.37       1.05%*
-------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                    (0.16)           $  11.12      (3.15%)*
Year ended 7/31/05                                      (0.48)           $  11.51       7.96%
Six months ended 1/31/06+                               (0.27)           $  11.34       0.93%*
-------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                    (0.14)           $  11.12      (3.36%)*
Year ended 7/31/05                                      (0.40)           $  11.51       7.16%
Six months ended 1/31/06+                               (0.23)           $  11.34       0.55%*
-------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                 (0.09)           $  10.50       0.62%*
1/1/02 to 7/31/02(c)                                    (0.29)           $  10.55       3.22%*
Year ended 7/31/03                                      (0.44)           $  10.82       6.82%
Year ended 7/31/04                                      (0.41)           $  11.05       6.07%
Year ended 7/31/05                                      (0.40)           $  11.43       7.12%
Six months ended 1/31/06+                               (0.23)           $  11.26       0.47%*
-------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/00                                     (0.70)           $   9.95      16.01%
Year ended 12/31/01                                     (0.65)           $  10.53      12.64%
1/1/02 to 7/31/02(c)                                    (0.31)           $  10.60       3.64%*
Year ended 7/31/03                                      (0.49)           $  10.88       7.36%
Year ended 7/31/04                                      (0.47)           $  11.12       6.55%
Year ended 7/31/05                                      (0.46)           $  11.50       7.70%
Six months ended 1/31/06+                               (0.26)           $  11.33       0.71%*
-------------------------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTAL DATA
                                                     -------------------------------------------------------------------
                                                                  RATIOS OF                      RATIOS OF
                                                       NET        EXPENSES     RATIOS OF NET     EXPENSES
                                                     ASSETS,         TO         INVESTMENT          TO
                                                      END OF       AVERAGE     INCOME/(LOSS)      AVERAGE      PORTFOLIO
                                                      PERIOD         NET        TO AVERAGE          NET        TURNOVER
                                                     (000'S)       ASSETS       NET ASSETS      ASSETS (A)     RATE (B)
------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $ 16,014       0.08%**       2.90%**          0.75%**         63%
Year ended 7/31/04                                   $ 14,201       0.08%         2.79%            0.58%           27%
Year ended 7/31/05                                   $ 22,236       0.08%         3.00%            0.54%           46%
Six months ended 1/31/06+                            $ 23,889       0.08%**       3.80%**          0.57%**         13%
------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                 $  9,387       0.33%**       2.52%**          1.17%**         63%
Year ended 7/31/04                                   $ 20,461       0.33%         2.59%            0.84%           27%
Year ended 7/31/05                                   $ 20,014       0.33%         2.76%            0.79%           46%
Six months ended 1/31/06+                            $ 18,130       0.33%**       3.51%**          0.82%**         13%
------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                 $  8,795       1.08%**       1.75%**          1.86%**         63%
Year ended 7/31/04                                   $ 13,524       1.08%         1.80%            1.58%           27%
Year ended 7/31/05                                   $ 12,688       1.08%         2.01%            1.54%           46%
Six months ended 1/31/06+                            $ 11,373       1.08%**       2.75%**          1.57%**         13%
------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                 $  2,203       1.08%**       1.63%**          1.86%**         63%
Year ended 7/31/04                                   $  6,563       1.08%         1.81%            1.58%           27%
Year ended 7/31/05                                   $  5,304       1.08%         2.01%            1.54%           46%
Six months ended 1/31/06+                            $  4,105       1.08%**       2.73%**          1.57%**         13%
------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
8/1/06(d) to 1/31/06+                                $     49       0.58%**       3.83%**          1.06%**         13%
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                  $  3,349       1.35%         8.03%            1.35%           48%
Year ended 12/31/01                                  $  3,142       1.26%         6.62%            1.28%           34%
1/1/02 to 7/31/02(c)                                 $ 11,491       1.35%**       5.14%**          1.63%**         27%
Year ended 7/31/03                                   $ 67,649       1.35%         5.25%            1.35%           38%
Year ended 7/31/04                                   $ 90,995       1.33%         4.64%            1.33%           36%
Year ended 7/31/05                                   $ 97,921       1.36%         4.47%            1.36%           17%
Six months ended 1/31/06+                            $100,226       1.32%**       4.62%**          1.32%**          5%
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                 $    954       1.63%**       5.02%**          1.63%**         36%
Year ended 7/31/05                                   $  4,423       1.62%         4.25%            1.62%           17%
Six months ended 1/31/06+                            $  5,299       1.57%**       4.39%**          1.57%**          5%
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                 $    389       2.37%**       4.27%**          2.37%**         36%
Year ended 7/31/05                                   $  1,909       2.37%         3.49%            2.37%           17%
Six months ended 1/31/06+                            $  2,142       2.32%**       3.65%**          2.32%**          5%
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                              $  1,755       2.39%**       8.97%**          2.55%**         34%
1/1/02 to 7/31/02(c)                                 $  8,148       2.37%**       3.97%**          2.66%**         27%
Year ended 7/31/03                                   $ 37,810       2.32%         4.35%            2.35%           38%
Year ended 7/31/04                                   $ 39,298       2.33%         3.62%            2.33%           36%
Year ended 7/31/05                                   $ 29,176       2.35%         3.47%            2.35%           17%
Six months ended 1/31/06+                            $ 23,836       2.32%**       3.58%**          2.32%**          5%
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/00                                  $ 32,351       1.85%         7.53%            1.85%           48%
Year ended 12/31/01                                  $ 34,105       1.76%         6.12%            1.78%           34%
1/1/02 to 7/31/02(c)                                 $ 31,240       1.85%**       4.49%**          2.07%**         27%
Year ended 7/31/03                                   $ 36,345       1.85%         4.68%            1.88%           38%
Year ended 7/31/04                                   $ 39,982       1.83%         4.12%            1.83%           36%
Year ended 7/31/05                                   $ 32,531       1.85%         3.96%            1.85%           17%
Six months ended 1/31/06+                            $ 25,255       1.82%**       4.07%**          1.82%**          5%
------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 160-161 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                          -------------------------------              ------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED     CHANGE IN
                                             NET ASSET                     GAINS/(LOSSES)  NET ASSETS
                                               VALUE,          NET              FROM        RESULTING        NET          NET
                                             BEGINNING     INVESTMENT        INVESTMENT       FROM        INVESTMENT   REALIZED
                                             OF PERIOD    INCOME/(LOSS)     TRANSACTIONS   OPERATIONS       INCOME       GAINS
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/01                            $ 38.23          --              (11.73)        (11.73)        --          (1.03)
Year ended 7/31/02                            $ 25.47       (0.21)              (7.20)         (7.41)        --             --
Year ended 7/31/03                            $ 18.06       (0.12)               0.23           0.11         --             --
Year ended 7/31/04                            $ 18.17       (0.19)               1.12           0.93         --             --
Year ended 7/31/05                            $ 19.10       (0.15)@              2.76           2.61         --             --
Six months ended 1/31/06+                     $ 21.71        0.11@               0.43           0.54         --             --
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES ++
Year ended 7/31/01                            $ 38.05          --              (11.74)        (11.74)        --          (1.03)
Year ended 7/31/02                            $ 25.28       (0.29)              (7.11)         (7.40)        --             --
Year ended 7/31/03                            $ 17.88       (0.16)               0.22           0.06         --             --
Year ended 7/31/04                            $ 17.94       (0.20)               1.08           0.88         --             --
Year ended 7/31/05                            $ 18.82       (0.19)@              2.71           2.52         --             --
Six months ended 1/31/06+                     $ 21.34        0.08@               0.43           0.51         --             --
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES ++
10/11/00(d) to 7/31/01                        $ 34.43          --               (7.81)         (7.81)        --          (1.03)
Year ended 7/31/02                            $ 25.59       (0.34)              (7.40)         (7.74)        --             --
Year ended 7/31/03                            $ 17.85       (0.24)               0.16          (0.08)        --             --
Year ended 7/31/04                            $ 17.77       (0.31)               1.05           0.74         --             --
Year ended 7/31/05                            $ 18.51       (0.33)@              2.65           2.32         --             --
Six months ended 1/31/06+                     $ 20.83          --@               0.41           0.41         --             --
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES ++
Year ended 7/31/01                            $ 37.56          --              (11.78)        (11.78)        --          (1.03)
Year ended 7/31/02                            $ 24.75       (0.50)              (6.88)         (7.38)        --             --
Year ended 7/31/03                            $ 17.37       (0.30)               0.23          (0.07)        --             --
Year ended 7/31/04                            $ 17.30       (0.36)               1.07           0.71         --             --
Year ended 7/31/05                            $ 18.01       (0.32)@              2.58           2.26         --             --
Six months ended 1/31/06+                     $ 20.27          --@               0.40           0.40         --             --
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES ++
8/1/06 to 1/31/06(d)                          $ 21.34        0.03@               0.45           0.48         --             --
-------------------------------------------------------------------------------------------------------------------------------

                                                               NET            TOTAL
                                                 TOTAL        ASSET          RETURN
                                               DIVIDENDS      VALUE,        (EXCLUDES
                                                  AND         END OF          SALES
                                             DISTRIBUTIONS    PERIOD         CHARGE)
-------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/01                               (1.03)      $ 25.47         (31.27%)
Year ended 7/31/02                                  --       $ 18.06         (29.09%)
Year ended 7/31/03                                  --       $ 18.17           0.61%
Year ended 7/31/04                                  --       $ 19.10           5.12%
Year ended 7/31/05                                  --       $ 21.71          13.66%
Six months ended 1/31/06+                           --       $ 22.25           2.49%*
-------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES++
Year ended 7/31/01                               (1.03)      $ 25.28         (31.44%)
Year ended 7/31/02                                  --       $ 17.88         (29.27%)
Year ended 7/31/03                                  --       $ 17.94           0.34%
Year ended 7/31/04                                  --       $ 18.82           4.91%
Year ended 7/31/05                                  --       $ 21.34          13.39%
Six months ended 1/31/06+                           --       $ 21.85           2.39%*
-------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES++
10/11/00(d) to 7/31/01                           (1.03)      $ 25.59         (23.35%)*
Year ended 7/31/02                                  --       $ 17.85         (30.25%)
Year ended 7/31/03                                  --       $ 17.77          (0.45%)
Year ended 7/31/04                                  --       $ 18.51           4.16%
Year ended 7/31/05                                  --       $ 20.83          12.53%
Six months ended 1/31/06+                           --       $ 21.24           1.97%*
-------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES++
Year ended 7/31/01                               (1.03)      $ 24.75         (31.97%)
Year ended 7/31/02                                  --       $ 17.37         (29.82%)
Year ended 7/31/03                                  --       $ 17.30          (0.40%)
Year ended 7/31/04                                  --       $ 18.01           4.10%
Year ended 7/31/05                                  --       $ 20.27          12.55%
Six months ended 1/31/06+                           --       $ 20.67           1.97%*
-------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES++
8/1/06 to 1/31/06(d)                                --       $ 21.82           2.25%*
-------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                             --------------------------------------------------------------------------
                                                             RATIOS OF                        RATIOS OF
                                                NET          EXPENSES      RATIOS OF NET       EXPENSES
                                              ASSETS,           TO          INVESTMENT            TO
                                               END OF         AVERAGE      INCOME/(LOSS)       AVERAGE         PORTFOLIO
                                               PERIOD           NET         TO AVERAGE           NET           TURNOVER
                                              (000'S)         ASSETS        NET ASSETS        ASSETS (A)       RATE (B)
------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/01                            $31,415          1.11%         (0.48%)            1.24%           139%
Year ended 7/31/02                            $16,623          1.38%         (0.79%)            1.38%            70%
Year ended 7/31/03                            $14,659          1.47%         (0.67%)            1.63%            50%
Year ended 7/31/04                            $ 7,166          1.43%         (0.68%)            1.74%            81%
Year ended 7/31/05                            $ 5,973          1.45%         (0.73%)            1.99%            28%
Six months ended 1/31/06+                     $16,194          0.97%**        0.96%**           2.04%**          13%
------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES ++
Year ended 7/31/01                            $20,106          1.36%         (0.73%)            1.48%           139%
Year ended 7/31/02                            $ 9,132          1.63%         (1.03%)            1.63%            70%
Year ended 7/31/03                            $ 8,264          1.72%         (0.92%)            1.89%            50%
Year ended 7/31/04                            $ 9,391          1.68%         (0.98%)            2.00%            81%
Year ended 7/31/05                            $ 7,087          1.70%         (0.98%)            2.24%            28%
Six months ended 1/31/06+                     $ 5,321          1.37%**        0.72%**           2.38%**          13%
------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES ++
10/11/00(d) to 7/31/01                        $   158          2.17%**       (1.54%)**          2.57%**         139%
Year ended 7/31/02                            $   285          2.27%         (1.89%)            2.27%            70
Year ended 7/31/03                            $   350          2.47%         (1.68%)            2.63%            50%
Year ended 7/31/04                            $   441          2.43%         (1.74%)            2.74%            81%
Year ended 7/31/05                            $   311          2.45%         (1.73%)            2.97%            28%
Six months ended 1/31/06+                     $   331          2.07%**       (0.02%)**          3.11%**          13%
------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES ++
Year ended 7/31/01                            $ 1,935          2.05%         (1.42%)            2.32%           139%
Year ended 7/31/02                            $   837          2.38%         (1.78%)            2.38%            70%
Year ended 7/31/03                            $   727          2.47%         (1.67%)            2.64%            50%
Year ended 7/31/04                            $   580          2.43%         (1.71%)            2.75%            81%
Year ended 7/31/05                            $   516          2.45%         (1.73%)            3.00%            28%
Six months ended 1/31/06+                     $   458          2.11%**        0.02%**           3.12%**          13%
------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES ++
8/1/06 to 1/31/06(d)                          $    13          1.43%**        0.29%**           2.51%**          13%
------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 162-163 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                          RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                       --------------------------------                  ----------------------
                                                                          NET REALIZED
                                                                               AND
                                                                           UNREALIZED       CHANGE IN
                                          NET ASSET                      GAINS/(LOSSES)    NET ASSETS
                                           VALUE,           NET               FROM          RESULTING        NET          NET
                                          BEGINNING     INVESTMENT         INVESTMENT         FROM       INVESTMENT    REALIZED
                                          OF PERIOD    INCOME/(LOSS)      TRANSACTIONS     OPERATIONS      INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/01                         $19.21            --              (8.68)          (8.68)          --          (0.16)
Year ended 7/31/02                         $10.37         (0.12)             (4.70)          (4.82)          --             --
Year ended 7/31/03                         $ 5.55         (0.09)@             3.26            3.17           --             --
Year ended 7/31/04                         $ 8.72         (0.11)@            (0.15)          (0.26)          --             --
Year ended 7/31/05                         $ 8.46         (0.13)@             1.63            1.50           --             --
Six months ended 1/31/06+                  $ 9.96         (0.06)@             1.74            1.68           --             --
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/01                         $19.21            --              (8.70)          (8.70)          --          (0.16)
Year ended 7/31/02                         $10.35         (0.13)             (4.70)          (4.83)          --             --
Year ended 7/31/03                         $ 5.52         (0.11)@             3.25            3.14           --             --
Year ended 7/31/04                         $ 8.66         (0.13)@            (0.15)          (0.28)          --             --
Year ended 7/31/05                         $ 8.38         (0.15)@             1.60            1.45           --             --
Six months ended 1/31/06+                  $ 9.83         (0.07)@             1.72            1.65           --             --
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                     $17.28            --              (6.84)          (6.84)          --          (0.16)
Year ended 7/31/02                         $10.28         (0.17)             (4.67)          (4.84)          --             --
Year ended 7/31/03                         $ 5.44         (0.15)@             3.18            3.03           --             --
Year ended 7/31/04                         $ 8.47         (0.20)@            (0.13)          (0.33)          --             --
Year ended 7/31/05                         $ 8.14         (0.21)@             1.55            1.34           --             --
Six months ended 1/31/06+                  $ 9.48         (0.11)@             1.65            1.54           --             --
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/01                         $19.20            --              (8.80)          (8.80)          --          (0.16)
Year ended 7/31/02                         $10.24         (0.24)             (4.57)          (4.81)          --             --
Year ended 7/31/03                         $ 5.43         (0.16)@             3.17            3.01           --             --
Year ended 7/31/04                         $ 8.44         (0.21)@            (0.12)          (0.33)          --             --
Year ended 7/31/05                         $ 8.11         (0.20)@             1.54            1.34           --             --
Six months ended 1/31/06+                  $ 9.45         (0.11)@             1.65            1.54           --             --
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                     $ 8.91         (0.08)             (3.32)          (3.40)          --             --
Year ended 7/31/03                         $ 5.51         (0.13)@             3.23            3.10           --             --
Year ended 7/31/04                         $ 8.61         (0.16)@            (0.14)          (0.30)          --             --
Year ended 7/31/05                         $ 8.31         (0.17)@             1.59            1.42           --             --
Six months ended 1/31/06+                  $ 9.73         (0.09)@             1.71            1.62           --             --
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NET            TOTAL
                                                        TOTAL            ASSET           RETURN
                                                      DIVIDENDS          VALUE,        (EXCLUDES
                                                         AND             END OF          SALES
                                                    DISTRIBUTIONS        PERIOD         CHARGE)
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                       (0.16)          $10.37          (46.65%)
Year ended 7/31/02                                          --           $ 5.55          (46.48%)
Year ended 7/31/03                                          --           $ 8.72           57.12%
Year ended 7/31/04                                          --           $ 8.46           (2.98%)
Year ended 7/31/05                                          --           $ 9.96           17.73%
Six months ended 1/31/06+                                   --           $11.64           16.87%*
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/01                                       (0.16)          $10.35          (45.62%)
Year ended 7/31/02                                          --           $ 5.52          (46.67%)
Year ended 7/31/03                                          --           $ 8.66           56.88%
Year ended 7/31/04                                          --           $ 8.38           (3.23%)
Year ended 7/31/05                                          --           $ 9.83           17.30%
Six months ended 1/31/06+                                   --           $11.48           16.79%*
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   (0.16)          $10.28          (39.95%)*
Year ended 7/31/02                                          --           $ 5.44          (47.08%)
Year ended 7/31/03                                          --           $ 8.47           55.70%
Year ended 7/31/04                                          --           $ 8.14           (3.90%)
Year ended 7/31/05                                          --           $ 9.48           16.46%
Six months ended 1/31/06+                                   --           $11.02           16.24%*
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/01                                       (0.16)          $10.24          (46.12%)
Year ended 7/31/02                                          --           $ 5.43          (46.97%)
Year ended 7/31/03                                          --           $ 8.44           55.43%
Year ended 7/31/04                                          --           $ 8.11           (3.79%)
Year ended 7/31/05                                          --           $ 9.45           16.50%
Six months ended 1/31/06+                                   --           $10.99           16.17%*
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                      --           $ 5.51          (34.48%)*
Year ended 7/31/03                                          --           $ 8.61           56.26%
Year ended 7/31/04                                          --           $ 8.31           (3.37%)
Year ended 7/31/05                                          --           $ 9.73           16.95%
Six months ended 1/31/06+                                   --           $11.35           16.65%*
---------------------------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------------------
                                                                     RATIOS OF                       RATIOS OF
                                                        NET           EXPENSES     RATIOS OF NET      EXPENSES
                                                      ASSETS,            TO          INVESTMENT          TO
                                                      END OF          AVERAGE      INCOME/(LOSS)      AVERAGE      PORTFOLIO
                                                      PERIOD            NET          TO AVERAGE         NET        TURNOVER
                                                      (000'S)          ASSETS        NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                   $  45,842         1.50%          (1.24%)          1.50%           50%
Year ended 7/31/02                                   $  21,183         1.51%          (1.35%)          1.51%           97%
Year ended 7/31/03                                   $  29,573         1.55%          (1.46%)          1.87%          258%
Year ended 7/31/04                                   $  37,573         1.20%          (1.07%)          1.55%          191%
Year ended 7/31/05                                   $  38,941         1.63%          (1.40%)          1.63%          367%
Six months ended 1/31/06+                            $  47,395         1.52%**        (1.20%)**        1.52%**        294%
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/01                                   $   5,615         1.76%          (1.49%)          1.76%           50%
Year ended 7/31/02                                   $   3,256         1.75%          (1.59%)          1.75%           97%
Year ended 7/31/03                                   $   5,218         1.81%          (1.71%)          2.13%          258%
Year ended 7/31/04                                   $   7,105         1.45%          (1.31%)          1.80%          191%
Year ended 7/31/05                                   $   5,699         1.87%          (1.64%)          1.87%          367%
Six months ended 1/31/06+                            $   5,145         1.78%**        (1.45%)**        1.78%**        294%
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                               $     900         2.54%**        (2.28%)**        2.54%**         50%
Year ended 7/31/02                                   $     679         2.51%          (2.35%)          2.51%           97%
Year ended 7/31/03                                   $   1,164         2.55%          (2.45%)          2.87%          258%
Year ended 7/31/04                                   $   1,436         2.20%          (2.06%)          2.56%          191%
Year ended 7/31/05                                   $   1,160         2.62%          (2.39%)          2.62%          367%
Six months ended 1/31/06+                            $   1,132         2.53%**        (2.20%)**        2.53%**        294%
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/01                                   $     150         2.60%          (2.33%)          2.60%           50%
Year ended 7/31/02                                   $      96         2.45%          (2.29%)          2.45%           97%
Year ended 7/31/03                                   $   1,081         2.47%          (2.37%)          2.82%          258%
Year ended 7/31/04                                   $   1,757         2.20%          (2.07%)          2.55%          191%
Year ended 7/31/05                                   $     590         2.60%          (2.37%)          2.60%          367%
Six months ended 1/31/06+                            $     475         2.53%**        (2.21%)**        2.53%**        294%
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                               $       6         1.95%**        (1.82%)**        1.95%**         97%
Year ended 7/31/03                                   $      55         1.90%          (1.83%)          2.30%          258%
Year ended 7/31/04                                   $     247         1.71%          (1.58%)          2.04%          191%
Year ended 7/31/05                                   $     239         2.12%          (1.89%)          2.12%          367%
Six months ended 1/31/06+                            $     599         2.01%**        (1.71%)**        2.01%**        294%
------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 164-165 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                        LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                     DISTRIBUTIONS FROM
                                                           -------------------------------                 ---------------------
                                                                             NET REALIZED
                                                                                  AND
                                                                              UNREALIZED      CHANGE IN
                                              NET ASSET                     GAINS/(LOSSES)   NET ASSETS
                                               VALUE,           NET              FROM         RESULTING        NET         NET
                                              BEGINNING     INVESTMENT        INVESTMENT        FROM       INVESTMENT   REALIZED
                                              OF PERIOD    INCOME/(LOSS)     TRANSACTIONS    OPERATIONS      INCOME       GAINS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/01                             $12.70          0.13             (2.17)         (2.04)           --        (1.62)
Year ended 7/31/02                             $ 9.04          0.02             (1.30)         (1.28)        (0.11)          --
Year ended 7/31/03                             $ 7.65          0.06              0.12           0.18         (0.04)          --
Year ended 7/31/04                             $ 7.79          0.06@             1.61           1.67         (0.14)          --
Year ended 7/31/05                             $ 9.32          0.13              1.54           1.67         (0.20)          --
Six months ended 1/31/06+                      $10.79          0.02@             2.16           2.18         (0.20)       (0.28)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/01                             $12.71          0.12             (2.19)         (2.07)           --        (1.62)
Year ended 7/31/02                             $ 9.02         (0.04)            (1.24)         (1.28)        (0.10)          --
Year ended 7/31/03                             $ 7.64          0.07              0.12           0.19         (0.02)          --
Year ended 7/31/04                             $ 7.81          0.05@             1.59           1.64         (0.12)          --
Year ended 7/31/05                             $ 9.33          0.10              1.54           1.64         (0.17)          --
Six months ended 1/31/06+                      $10.80          0.01@             2.16           2.17         (0.17)       (0.28)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                         $12.09          0.03             (1.44)         (1.41)           --        (1.62)
Year ended 7/31/02                             $ 9.06         (0.05)            (1.31)         (1.36)        (0.10)          --
Year ended 7/31/03                             $ 7.60            --^             0.11           0.11            --           --
Year ended 7/31/04                             $ 7.71         (0.02)@            1.59           1.57         (0.05)          --
Year ended 7/31/05                             $ 9.23          0.02              1.52           1.54         (0.11)          --
Six months ended 1/31/06+                      $10.66         (0.03)@            2.12           2.09         (0.10)       (0.28)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/01                             $12.54          0.13             (2.23)         (2.10)           --        (1.62)
Year ended 7/31/02                             $ 8.82         (0.08)            (1.24)         (1.32)        (0.10)          --
Year ended 7/31/03                             $ 7.40          0.02              0.08           0.10            --           --
Year ended 7/31/04                             $ 7.50         (0.02)@            1.54           1.52         (0.03)          --
Year ended 7/31/05                             $ 8.99          0.02              1.49           1.51         (0.11)          --
Six months ended 1/31/06+                      $10.39         (0.03)@            2.08           2.05         (0.11)       (0.28)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                         $ 8.67          0.02@             0.65           0.67         (0.03)          --
Year ended 7/31/05                             $ 9.31          0.08              1.54           1.62         (0.15)          --
Six months ended 1/31/06+                      $10.78            --@             2.15           2.15         (0.12)       (0.28)
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NET             TOTAL
                                                       TOTAL             ASSET           RETURN
                                                     DIVIDENDS           VALUE,         (EXCLUDES
                                                        AND              END OF           SALES
                                                   DISTRIBUTIONS         PERIOD          CHARGE)
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/01                                     (1.62)            $ 9.04          (17.61%)
Year ended 7/31/02                                     (0.11)            $ 7.65          (14.30%)
Year ended 7/31/03                                     (0.04)            $ 7.79            2.47%
Year ended 7/31/04                                     (0.14)            $ 9.32           21.56%
Year ended 7/31/05                                     (0.20)            $10.79           17.99%
Six months ended 1/31/06+                              (0.48)            $12.49           20.58%*
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/01                                     (1.62)            $ 9.02          (17.85%)
Year ended 7/31/02                                     (0.10)            $ 7.64          (14.23%)
Year ended 7/31/03                                     (0.02)            $ 7.81            2.52%
Year ended 7/31/04                                     (0.12)            $ 9.33           21.11%
Year ended 7/31/05                                     (0.17)            $10.80           17.79%
Six months ended 1/31/06+                              (0.45)            $12.52           20.34%*
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                                 (1.62)            $ 9.06          (13.36%)*
Year ended 7/31/02                                     (0.10)            $ 7.60          (15.11%)
Year ended 7/31/03                                        --             $ 7.71            1.45%
Year ended 7/31/04                                     (0.05)            $ 9.23           20.43%
Year ended 7/31/05                                     (0.11)            $10.66           16.76%
Six months ended 1/31/06+                              (0.38)            $12.37           19.97%*
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/01                                     (1.62)            $ 8.82          (18.39%)
Year ended 7/31/02                                     (0.10)            $ 7.40          (15.07%)
Year ended 7/31/03                                        --             $ 7.50            1.35%
Year ended 7/31/04                                     (0.03)            $ 8.99           20.32%
Year ended 7/31/05                                     (0.11)            $10.39           16.83%
Six months ended 1/31/06+                              (0.39)            $12.05           20.02%*
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                                 (0.03)            $ 9.31            7.70%*
Year ended 7/31/05                                     (0.15)            $10.78           17.43%
Six months ended 1/31/06+                              (0.40)            $12.53           20.30%*
---------------------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                  -----------------------------------------------------------------------
                                                                 RATIOS OF                        RATIOS OF
                                                     NET          EXPENSES      RATIOS OF NET     EXPENSES
                                                   ASSETS,           TO          INVESTMENT          TO
                                                    END OF        AVERAGE       INCOME/(LOSS)      AVERAGE      PORTFOLIO
                                                    PERIOD          NET          TO AVERAGE          NET        TURNOVER
                                                   (000'S)         ASSETS        NET ASSETS      ASSETS (A)     RATE (B)
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/01                                $ 154,950        1.48%            0.98%           1.48%          42%
Year ended 7/31/02                                $ 148,593        1.38%            0.17%           1.38%          23%
Year ended 7/31/03                                $ 159,160        1.42%            0.96%           1.45%          44%
Year ended 7/31/04                                $ 324,852        1.36%            0.61%           1.42%          50%
Year ended 7/31/05                                $ 282,476        1.35%            1.15%           1.39%          21%
Six months ended 1/31/06+                         $ 422,647        1.35%**          0.37%**         1.36%**        14%
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/01                                $   5,933        1.73%            0.07%           1.73%          42%
Year ended 7/31/02                                $   4,105        1.62%            0.17%           1.62%          23%
Year ended 7/31/03                                $   5,489        1.67%            0.88%           1.69%          44%
Year ended 7/31/04                                $  22,999        1.61%            0.51%           1.67%          50%
Year ended 7/31/05                                $  20,509        1.60%            0.88%           1.64%          21%
Six months ended 1/31/06+                         $  29,166        1.60%**          0.14%**         1.62%**        14%
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                            $     176        2.43%**          2.08%**         2.43%**        42%
Year ended 7/31/02                                $     246        2.38%           (0.79%)          2.38%          23%
Year ended 7/31/03                                $     340        2.42%            0.01%           2.45%          44%
Year ended 7/31/04                                $     793        2.36%           (0.21%)          2.42%          50%
Year ended 7/31/05                                $   1,280        2.35%            0.23%           2.39%          21%
Six months ended 1/31/06+                         $   1,730        2.35%**         (0.60%)**        2.36%**        14%
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/01                                $     163        2.43%           (0.01%)          2.57%          42%
Year ended 7/31/02                                $     127        2.38%           (0.94%)          2.38%          23%
Year ended 7/31/03                                $     304        2.39%            0.64%           2.44%          44%
Year ended 7/31/04                                $     555        2.36%           (0.22%)          2.42%          50%
Year ended 7/31/05                                $     962        2.35%            0.26%           2.39%          21%
Six months ended 1/31/06+                         $   1,181        2.35%**         (0.58%)**        2.37%**        14%
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                            $  12,360        1.85%**          0.31%**         1.92%**        50%
Year ended 7/31/05                                $  12,315        1.85%            0.64%           1.89%          21%
Six months ended 1/31/06+                         $  10,403        1.85%**         (0.01%)**        1.87%**        14%
---------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 166-167 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                         LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                       DISTRIBUTIONS FROM
                                                            ----------------------------                   -----------------------
                                                                           NET REALIZED
                                                                                AND
                                                                            UNREALIZED       CHANGE IN
                                               NET ASSET                  GAINS/(LOSSES)    NET ASSETS
                                                VALUE,          NET            FROM          RESULTING         NET           NET
                                               BEGINNING    INVESTMENT      INVESTMENT         FROM        INVESTMENT     REALIZED
                                               OF PERIOD      INCOME       TRANSACTIONS     OPERATIONS       INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 1/31/06+                         $10.00         0.09@           0.06            0.15          (0.07)           --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05(d) to 1/31/06+                         $10.00         0.09@           0.05            0.14          (0.06)           --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05(d) to 1/31/06+                         $10.00         0.06@           0.07            0.13          (0.05)           --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05(d) to 1/31/06+                         $10.00         0.06@           0.07            0.13          (0.05)           --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05(d) to 1/31/06+                         $10.00         0.07@           0.07            0.14          (0.06)           --
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 9.27         0.61            0.45            1.06          (0.61)           --
1/1/01 to 7/31/01(f)                            $ 9.72         0.28            0.31            0.59          (0.34)           --
Year ended 7/31/02                              $ 9.97         0.50           (0.01)           0.49          (0.53)           --
Year ended 7/31/03                              $ 9.93         0.39            0.09            0.48          (0.45)           --
Year ended 7/31/04                              $ 9.96         0.28            0.14            0.42          (0.36)           --
Year ended 7/31/05                              $10.02         0.34            0.10            0.44          (0.38)        (0.01)
Six months ended 1/31/06+                       $10.07         0.21           (0.13)           0.08          (0.22)        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 12/31/00                             $ 9.25         0.59            0.46            1.05          (0.59)           --
1/1/01 to 7/31/01(f)                            $ 9.71         0.27            0.30            0.57          (0.33)           --
Year ended 7/31/02                              $ 9.95         0.51           (0.03)           0.48          (0.51)           --
Year ended 7/31/03                              $ 9.92         0.37            0.08            0.45          (0.42)           --
Year ended 7/31/04                              $ 9.95         0.25            0.16            0.41          (0.34)           --
Year ended 7/31/05                              $10.02         0.30            0.11            0.41          (0.35)        (0.01)
Six months ended 1/31/06+                       $10.07         0.18           (0.13)           0.05          (0.20)        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $10.13         0.29           (0.17)           0.12          (0.32)           --
Year ended 7/31/03                              $ 9.93         0.28            0.08            0.36          (0.34)           --
Year ended 7/31/04                              $ 9.95         0.15            0.18            0.33          (0.26)           --
Year ended 7/31/05                              $10.02         0.23            0.10            0.33          (0.27)        (0.01)
Six months ended 1/31/06+                       $10.07         0.16           (0.13)           0.03          (0.17)        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $10.13         0.27           (0.16)           0.11          (0.31)           --
Year ended 7/31/03                              $ 9.93         0.29            0.08            0.37          (0.34)           --
Year ended 7/31/04                              $ 9.96         0.17            0.15            0.32          (0.26)           --
Year ended 7/31/05                              $10.02         0.23            0.10            0.33          (0.27)        (0.01)
Six months ended 1/31/06+                       $10.07         0.15           (0.12)           0.03          (0.17)        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $10.13         0.35           (0.19)           0.16          (0.36)           --
Year ended 7/31/03                              $ 9.93         0.34            0.08            0.42          (0.39)           --
Year ended 7/31/04                              $ 9.96         0.23            0.14            0.37          (0.31)           --
Year ended 7/31/05                              $10.02         0.28            0.11            0.39          (0.33)        (0.01)
Six months ended 1/31/06+                       $10.07         0.18           (0.14)           0.04          (0.19)        (0.06)
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NET           TOTAL
                                                    TOTAL           ASSET         RETURN
                                                  DIVIDENDS        VALUE,        (EXCLUDES
                                                     AND           END OF          SALES
                                                DISTRIBUTIONS      PERIOD         CHARGE)
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 1/31/06+                            (0.07)          $10.08          1.47%*
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05(d) to 1/31/06+                            (0.06)          $10.08          1.42%*
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05(d) to 1/31/06+                            (0.05)          $10.08          1.30%*
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05(d) to 1/31/06+                            (0.05)          $10.08          1.28%*
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05(d) to 1/31/06+                            (0.06)          $10.08          1.38%*
---------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.61)          $ 9.72         11.91%
1/1/01 to 7/31/01(f)                               (0.34)          $ 9.97          6.19%*
Year ended 7/31/02                                 (0.53)          $ 9.93          5.06%
Year ended 7/31/03                                 (0.45)          $ 9.96          4.79%
Year ended 7/31/04                                 (0.36)          $10.02          4.26%
Year ended 7/31/05                                 (0.39)          $10.07          4.43%
Six months ended 1/31/06+                          (0.28)          $ 9.87          0.78%*
---------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.59)          $ 9.71         11.65%
1/1/01 to 7/31/01(f)                               (0.33)          $ 9.95          6.05%*
Year ended 7/31/02                                 (0.51)          $ 9.92          4.91%
Year ended 7/31/03                                 (0.42)          $ 9.95          4.62%
Year ended 7/31/04                                 (0.34)          $10.02          4.00%
Year ended 7/31/05                                 (0.36)          $10.07          4.17%
Six months ended 1/31/06+                          (0.26)          $ 9.86          0.56%*
---------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.32)          $ 9.93          1.22%*
Year ended 7/31/03                                 (0.34)          $ 9.95          3.74%
Year ended 7/31/04                                 (0.26)          $10.02          3.19%
Year ended 7/31/05                                 (0.28)          $10.07          3.38%
Six months ended 1/31/06+                          (0.23)          $ 9.87          0.28%*
---------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.31)          $ 9.93          1.20%*
Year ended 7/31/03                                 (0.34)          $ 9.96          3.75%
Year ended 7/31/04                                 (0.26)          $10.02          3.20%
Year ended 7/31/05                                 (0.28)          $10.07          3.37%
Six months ended 1/31/06+                          (0.23)          $ 9.87          0.28%*
---------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             (0.36)          $ 9.93          1.69%*
Year ended 7/31/03                                 (0.39)          $ 9.96          4.25%
Year ended 7/31/04                                 (0.31)          $10.02          3.73%
Year ended 7/31/05                                 (0.34)          $10.07          3.90%
Six months ended 1/31/06+                          (0.25)          $ 9.86          0.42%*
---------------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                --------------------------------------------------------------------
                                                               RATIOS OF                     RATIOS OF
                                                    NET        EXPENSES     RATIOS OF NET    EXPENSES
                                                  ASSETS,         TO         INVESTMENT         TO
                                                  END OF        AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                  PERIOD          NET        TO AVERAGE         NET        TURNOVER
                                                  (000'S)       ASSETS       NET ASSETS     ASSETS (A)     RATE (B)
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 1/31/06+                         $  50,332       0.74%**        5.19%**        1.24%**         16%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05(d) to 1/31/06+                         $      56       0.99%**        4.64%**       63.68%**         16%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05(d) to 1/31/06+                         $      10       1.74%**        3.68%**       87.49%**         16%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05(d) to 1/31/06+                         $      10       1.74%**        3.68%**       87.50%**         16%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05(d) to 1/31/06+                         $      10       1.24%**        4.17%**       87.01%**         16%
-----------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 295,093       0.82%          6.51%          0.82%          135%
1/1/01 to 7/31/01(f)                            $ 281,795       0.83%**        4.87%**        0.84%**        131%
Year ended 7/31/02                              $ 403,677       0.81%          4.74%          0.90%          229%
Year ended 7/31/03                              $ 303,450       0.80%          3.86%          0.89%          332%
Year ended 7/31/04                              $ 277,706       0.79%          2.75%          0.90%          389%
Year ended 7/31/05                              $ 292,043       0.78%          3.28%          0.91%          385%
Six months ended 1/31/06+                       $ 268,408       0.75%**        3.95%**        0.90%**        167%
-----------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 12/31/00                             $   6,663       1.07%          6.27%          1.07%          135%
1/1/01 to 7/31/01(f)                            $   6,190       1.08%**        4.61%**        1.09%**        131%
Year ended 7/31/02                              $  19,949       1.06%          4.47%          1.16%          229%
Year ended 7/31/03                              $  20,572       1.05%          3.57%          1.14%          332%
Year ended 7/31/04                              $  22,559       1.04%          2.51%          1.15%          389%
Year ended 7/31/05                              $  15,876       1.03%          3.01%          1.16%          385%
Six months ended 1/31/06+                       $  13,639       1.00%**        3.70%**        1.15%**        167%
-----------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   6,857       1.81%**        3.70%**        1.93%**        229%
Year ended 7/31/03                              $   7,418       1.80%          2.81%          1.89%          332%
Year ended 7/31/04                              $   4,512       1.79%          1.76%          1.90%          389%
Year ended 7/31/05                              $   3,907       1.78%          2.27%          1.91%          385%
Six months ended 1/31/06+                       $   2,989       1.75%**        2.94%**        1.90%**        167%
-----------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   1,194       1.81%**        3.68%**        1.92%**        229%
Year ended 7/31/03                              $   1,246       1.80%          2.79%          1.89%          332%
Year ended 7/31/04                              $     768       1.79%          1.76%          1.90%          389%
Year ended 7/31/05                              $     649       1.78%          2.26%          1.91%          385%
Six months ended 1/31/06+                       $     435       1.75%**        2.93%**        1.90%**        167%
-----------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $     723       1.31%**        4.21%**        1.46%**        229%
Year ended 7/31/03                              $     737       1.30%          3.34%          1.39%          332%
Year ended 7/31/04                              $     655       1.29%          2.25%          1.40%          389%
Year ended 7/31/05                              $     622       1.28%          2.77%          1.41%          385%
Six months ended 1/31/06+                       $     438       1.25%**        3.43%**        1.40%**        167%
-----------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 168-169 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                           -----------------------------                  --------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                               NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                VALUE,           NET            FROM         RESULTING          NET          NET
                                               BEGINNING     INVESTMENT      INVESTMENT        FROM         INVESTMENT    REALIZED
                                               OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS        INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 9.37          0.60           0.29            0.89            (0.60)        --
1/1/01 to 7/31/01(g)                            $ 9.66          0.25           0.32            0.57            (0.33)        --
Year ended 7/31/02                              $ 9.90          0.47           0.11            0.58            (0.50)        --
Year ended 7/31/03                              $ 9.98          0.38           0.10            0.48            (0.42)        --
Year ended 7/31/04                              $10.04          0.31          (0.04)           0.27            (0.38)        --
Year ended 7/31/05                              $ 9.93          0.37          (0.08)           0.29            (0.42)        --
Six months ended 1/31/06+                       $ 9.80          0.21@         (0.15)           0.06            (0.22)        --
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/00                             $ 9.40          0.57           0.28            0.85            (0.57)        --
1/1/01 to 7/31/01(g)                            $ 9.68          0.25           0.32            0.57            (0.32)        --
Year ended 7/31/02                              $ 9.93          0.50           0.06            0.56            (0.48)        --
Year ended 7/31/03                              $10.01          0.36           0.09            0.45            (0.40)        --
Year ended 7/31/04                              $10.06          0.29          (0.04)           0.25            (0.36)        --
Year ended 7/31/05                              $ 9.95          0.34          (0.08)           0.26            (0.39)        --
Six months ended 1/31/06+                       $ 9.82          0.19@         (0.13)           0.06            (0.21)        --
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $10.08          0.29          (0.10)           0.19            (0.31)        --
Year ended 7/31/03                              $ 9.96          0.29           0.09            0.38            (0.33)        --
Year ended 7/31/04                              $10.01          0.24          (0.03)           0.21            (0.32)        --
Year ended 7/31/05                              $ 9.90          0.34          (0.08)           0.26            (0.39)        --
Six months ended 1/31/06+                       $ 9.77          0.19@         (0.14)           0.05            (0.21)        --
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $10.08          0.27          (0.07)           0.20            (0.30)        --
Year ended 7/31/03                              $ 9.98          0.30           0.08            0.38            (0.33)        --
Year ended 7/31/04                              $10.03          0.20          (0.03)           0.17            (0.28)        --
Year ended 7/31/05                              $ 9.92          0.26          (0.07)           0.19            (0.32)        --
Six months ended 1/31/06+                       $ 9.79          0.16@         (0.15)           0.01            (0.17)        --
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $ 9.80          0.18@         (0.14)           0.04            (0.20)        --
------------------------------------------------------------------------------------------------------------------------------------

                                                                    NET            TOTAL
                                                    TOTAL          ASSET          RETURN
                                                 DIVIDENDS         VALUE,        (EXCLUDES
                                                    AND            END OF          SALES
                                               DISTRIBUTIONS       PERIOD         CHARGE)
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.60)          $ 9.66          9.74%
1/1/01 to 7/31/01(g)                               (0.33)          $ 9.90          6.16%*
Year ended 7/31/02                                 (0.50)          $ 9.98          6.15%
Year ended 7/31/03                                 (0.42)          $10.04          4.77%
Year ended 7/31/04                                 (0.38)          $ 9.93          2.71%
Year ended 7/31/05                                 (0.42)          $ 9.80          2.85%
Six months ended 1/31/06+                          (0.22)          $ 9.64          0.75%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.57)          $ 9.68          9.44%
1/1/01 to 7/31/01(g)                               (0.32)          $ 9.93          5.98%*
Year ended 7/31/02                                 (0.48)          $10.01          5.78%
Year ended 7/31/03                                 (0.40)          $10.06          4.52%
Year ended 7/31/04                                 (0.36)          $ 9.95          2.45%
Year ended 7/31/05                                 (0.39)          $ 9.82          2.67%
Six months ended 1/31/06+                          (0.21)          $ 9.67          0.61%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.31)          $ 9.96          1.92%*
Year ended 7/31/03                                 (0.33)          $10.01          3.78%
Year ended 7/31/04                                 (0.32)          $ 9.90          2.06%
Year ended 7/31/05                                 (0.39)          $ 9.77          2.58%
Six months ended 1/31/06+                          (0.21)          $ 9.61          0.61%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.30)          $ 9.98          2.02%*
Year ended 7/31/03                                 (0.33)          $10.03          3.78%
Year ended 7/31/04                                 (0.28)          $ 9.92          1.72%
Year ended 7/31/05                                 (0.32)          $ 9.79          1.91%
Six months ended 1/31/06+                          (0.17)          $ 9.63          0.12%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.20)          $ 9.64          0.62%*
--------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------
                                                                     RATIOS OF                        RATIOS OF
                                                          NET         EXPENSES      RATIOS OF NET     EXPENSES
                                                        ASSETS,          TO          INVESTMENT          TO
                                                         END OF        AVERAGE         INCOME          AVERAGE       PORTFOLIO
                                                         PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                        (000'S)        ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     $714,445       0.76%            6.29%          0.77%            168%
1/1/01 to 7/31/01(g)                                    $663,571       0.78%**          4.52%**        0.78%**          141%
Year ended 7/31/02                                      $799,642       0.77%            4.53%          0.82%            229%
Year ended 7/31/03                                      $772,536       0.76%            3.72%          0.81%            252%
Year ended 7/31/04                                      $676,344       0.76%            3.13%          0.81%            189%
Year ended 7/31/05                                      $544,101       0.76%            3.69%          0.82%            104%
Six months ended 1/31/06+                               $486,919       0.73%**          4.21%**        0.83%**           70%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/00                                     $  9,130       1.01%            6.04%          1.02%            168%
1/1/01 to 7/31/01(g)                                    $  8,467       1.03%**          4.26%**        1.03%**          141%
Year ended 7/31/02                                      $ 31,977       1.02%            4.25%          1.07%            229%
Year ended 7/31/03                                      $ 36,471       1.01%            3.45%          1.06%            252%
Year ended 7/31/04                                      $ 37,500       1.01%            2.88%          1.07%            189%
Year ended 7/31/05                                      $ 29,798       1.01%            3.43%          1.07%            104%
Six months ended 1/31/06+                               $ 26,897       0.98%**          3.96%**        1.08%**           70%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $  2,580       1.77%**          3.45%**        1.84%**          229%
Year ended 7/31/03                                      $  5,564       1.76%            2.64%          1.81%            252%
Year ended 7/31/04                                      $  3,982       1.46%            2.42%          1.81%            189%
Year ended 7/31/05                                      $  3,316       1.01%            3.44%          1.82%            104%
Six months ended 1/31/06+                               $  2,710       0.98%**          3.95%**        1.83%**           70%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    797       1.77%**          3.48%**        1.84%**          229%
Year ended 7/31/03                                      $  2,319       1.76%            2.59%          1.81%            252%
Year ended 7/31/04                                      $  1,620       1.76%            2.12%          1.81%            189%
Year ended 7/31/05                                      $  1,096       1.76%            2.67%          1.82%            104%
Six months ended 1/31/06+                               $  1,007       1.73%**          3.21%**        1.83%**           70%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.18%**          3.75%**        1.18%**           70%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 170-171 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                           -----------------------------                  --------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                               NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                VALUE,           NET            FROM         RESULTING          NET          NET
                                               BEGINNING     INVESTMENT      INVESTMENT        FROM         INVESTMENT    REALIZED
                                               OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS        INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 9.48          0.57           0.18            0.75            (0.57)         --
1/1/01 to 7/31/01(h)                            $ 9.66          0.26           0.23            0.49            (0.32)         --
Year ended 7/31/02                              $ 9.83          0.41           0.07            0.48            (0.49)         --
Year ended 7/31/03                              $ 9.82          0.28           0.03            0.31            (0.38)         --
Year ended 7/31/04                              $ 9.75          0.19@         (0.06)           0.13            (0.31)         --
Year ended 7/31/05                              $ 9.57          0.20          (0.08)           0.12            (0.32)         --
Six months ended 1/31/06+                       $ 9.37          0.14          (0.04)           0.10            (0.18)         --
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/00                             $ 9.47          0.56           0.18            0.74            (0.56)         --
1/1/01 to 7/31/01(h)                            $ 9.65          0.23           0.25            0.48            (0.31)         --
Year ended 7/31/02                              $ 9.82          0.43           0.03            0.46            (0.47)         --
Year ended 7/31/03                              $ 9.81          0.28           0.02            0.30            (0.37)         --
Year ended 7/31/04                              $ 9.74          0.18@         (0.07)           0.11            (0.29)         --
Year ended 7/31/05                              $ 9.56          0.19          (0.09)           0.10            (0.30)         --
Six months ended 1/31/06+                       $ 9.36          0.13          (0.03)           0.10            (0.17)         --
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                            $ 9.75          0.09@         (0.06)           0.03            (0.22)         --
Year ended 7/31/05                              $ 9.56          0.10          (0.08)           0.02            (0.22)         --
Six months ended 1/31/06+                       $ 9.36          0.09          (0.03)           0.06            (0.13)         --
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $ 9.37          0.12          (0.04)           0.08            (0.16)         --
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                              $ 9.54          0.51           0.52            1.03            (0.51)         --
Year ended 7/31/02(i)                           $10.06          0.41           0.33            0.74            (0.38)         --
Year ended 7/31/03                              $10.42          0.30           0.03            0.33            (0.30)       (0.16)
Year ended 7/31/04                              $10.29          0.25             --^           0.25            (0.26)       (0.16)
Year ended 7/31/05                              $10.12          0.30          (0.06)           0.24            (0.28)         --
Six months ended 1/31/06+                       $10.08          0.20          (0.09)           0.11            (0.20)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/01                              $ 9.55          0.50           0.51            1.01            (0.50)         --
Year ended 7/31/02(i)                           $10.06          0.38           0.35            0.73            (0.36)         --
Year ended 7/31/03                              $10.43          0.27           0.03            0.30            (0.28)       (0.16)
Year ended 7/31/04                              $10.29          0.20           0.03            0.23            (0.23)       (0.16)
Year ended 7/31/05                              $10.13          0.28          (0.06)           0.22            (0.26)         --
Six months ended 1/31/06+                       $10.09          0.19          (0.09)           0.10            (0.19)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/01                              $ 9.52          0.44           0.49            0.93            (0.44)         --
Year ended 7/31/02(i)                           $10.01          0.30           0.34            0.64            (0.29)         --
Year ended 7/31/03                              $10.36          0.19           0.03            0.22            (0.20)       (0.16)
Year ended 7/31/04                              $10.22          0.15          (0.01)           0.14            (0.15)       (0.16)
Year ended 7/31/05                              $10.05          0.20          (0.06)           0.14            (0.18)         --
Six months ended 1/31/06+                       $10.01          0.15          (0.09)           0.06            (0.15)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $10.09          0.16          (0.07)           0.09            (0.18)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    NET            TOTAL
                                                    TOTAL          ASSET          RETURN
                                                 DIVIDENDS         VALUE,        (EXCLUDES
                                                    AND            END OF          SALES
                                               DISTRIBUTIONS       PERIOD         CHARGE)
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.57)          $ 9.66          8.12%
1/1/01 to 7/31/01(h)                               (0.32)          $ 9.83          5.29%*
Year ended 7/31/02                                 (0.49)          $ 9.82          4.96%
Year ended 7/31/03                                 (0.38)          $ 9.75          3.23%
Year ended 7/31/04                                 (0.31)          $ 9.57          1.31%
Year ended 7/31/05                                 (0.32)          $ 9.37          1.16%
Six months ended 1/31/06+                          (0.18)          $ 9.29          1.23%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.56)          $ 9.65          7.96%
1/1/01 to 7/31/01(h)                               (0.31)          $ 9.82          5.20%*
Year ended 7/31/02                                 (0.47)          $ 9.81          4.83%
Year ended 7/31/03                                 (0.37)          $ 9.74          3.07%
Year ended 7/31/04                                 (0.29)          $ 9.56          1.12%
Year ended 7/31/05                                 (0.30)          $ 9.36          1.00%
Six months ended 1/31/06+                          (0.17)          $ 9.29          1.09%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                               (0.22)          $ 9.56          0.39%*
Year ended 7/31/05                                 (0.22)          $ 9.36          0.23%
Six months ended 1/31/06+                          (0.13)          $ 9.29          0.68%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.16)          $ 9.29          0.98%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                 (0.51)          $10.06         11.10%
Year ended 7/31/02(i)                              (0.38)          $10.42          7.55%
Year ended 7/31/03                                 (0.46)          $10.29          3.19%
Year ended 7/31/04                                 (0.42)          $10.12          2.42%
Year ended 7/31/05                                 (0.28)          $10.08          2.39%
Six months ended 1/31/06+                          (0.23)          $ 9.96          1.10%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/01                                 (0.50)          $10.06         10.76%
Year ended 7/31/02(i)                              (0.36)          $10.43          7.42%
Year ended 7/31/03                                 (0.44)          $10.29          2.83%
Year ended 7/31/04                                 (0.39)          $10.13          2.26%
Year ended 7/31/05                                 (0.26)          $10.09          2.13%
Six months ended 1/31/06+                          (0.22)          $ 9.97          0.96%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/01                                 (0.44)          $10.01          9.98%
Year ended 7/31/02(i)                              (0.29)          $10.36          6.53%
Year ended 7/31/03                                 (0.36)          $10.22          2.12%
Year ended 7/31/04                                 (0.31)          $10.05          1.41%
Year ended 7/31/05                                 (0.18)          $10.01          1.39%
Six months ended 1/31/06+                          (0.18)          $ 9.89          0.58%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.21)          $ 9.97          0.88%
--------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------
                                                                     RATIOS OF                        RATIOS OF
                                                          NET         EXPENSES      RATIOS OF NET     EXPENSES
                                                        ASSETS,          TO          INVESTMENT          TO
                                                         END OF        AVERAGE         INCOME          AVERAGE       PORTFOLIO
                                                         PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                        (000'S)        ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     $169,790       0.73%            6.03%          0.74%             73%
1/1/01 to 7/31/01(h)                                    $233,444       0.74%**          4.48%**        0.75%**           56%
Year ended 7/31/02                                      $304,882       0.74%            4.02%          0.76%            111%
Year ended 7/31/03                                      $490,229       0.74%            2.59%          0.76%             72%
Year ended 7/31/04                                      $495,271       0.74%            1.96%          0.77%             90%
Year ended 7/31/05                                      $333,909       0.73%            2.35%          0.77%             68%
Six months ended 1/31/06+                               $277,758       0.69%**          3.07%**        0.78%**           26%
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/00                                     $  3,505       0.88%            5.88%          0.99%             73%
1/1/01 to 7/31/01(h)                                    $  3,340       0.89%**          4.22%**        1.00%**           56%
Year ended 7/31/02                                      $ 19,019       0.90%            3.71%          1.01%            111%
Year ended 7/31/03                                      $ 33,975       0.89%            2.39%          1.01%             72%
Year ended 7/31/04                                      $ 28,262       0.89%            1.81%          1.02%             90%
Year ended 7/31/05                                      $ 17,117       0.98%            2.10%          1.02%             68%
Six months ended 1/31/06+                               $ 14,232       0.94**           2.82%**        1.03%**           26%
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                                    $    526       1.74%**          0.97%**        1.77%**           90%
Year ended 7/31/05                                      $    362       1.73%            1.34%          1.77%             68%
Six months ended 1/31/06+                               $    252       1.69%**          2.05%**        1.78%**           26%
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.17%**          2.56%**        1.26%**           26%
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                      $ 48,770       0.74%            5.20%          0.98%             77%
Year ended 7/31/02(i)                                   $ 50,809       0.87%            4.02%          1.02%            180%
Year ended 7/31/03                                      $ 50,649       0.81%            2.88%          0.92%            304%
Year ended 7/31/04                                      $ 43,820       0.76%            2.35%          0.91%            180%
Year ended 7/31/05                                      $ 33,246       0.82%            2.91%          0.97%            100%
Six months ended 1/31/06+                               $ 30,748       0.76%**          3.72%**        0.97%**           63%
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/01                                      $  4,076       0.99%            4.93%          1.24%             77%
Year ended 7/31/02(i)                                   $  8,436       1.13%            3.70%          1.28%            180%
Year ended 7/31/03                                      $ 11,413       1.06%            2.61%          1.17%            304%
Year ended 7/31/04                                      $ 31,146       1.01%            2.10%          1.16%            180%
Year ended 7/31/05                                      $ 27,214       1.07%            2.67%          1.22%            100%
Six months ended 1/31/06+                               $ 26,115       1.01%**          3.47%**        1.22%**           63%
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/01                                      $    531       1.71%            4.17%          2.05%             77%
Year ended 7/31/02(i)                                   $  2,623       1.89%            2.86%          2.03%            180%
Year ended 7/31/03                                      $ 10,006       1.80%            1.77%          1.91%            304%
Year ended 7/31/04                                      $  4,255       1.77%            1.34%          1.91%            180%
Year ended 7/31/05                                      $  2,844       1.82%            1.91%          1.97%            100%
Six months ended 1/31/06+                               $  2,221       1.77%**          2.71%**        1.97%**           63%
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.19%            3.29%          1.36%             63%
-------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 172-173 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                           -----------------------------                  --------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                               NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                VALUE,           NET            FROM         RESULTING          NET          NET
                                               BEGINNING     INVESTMENT      INVESTMENT        FROM         INVESTMENT    REALIZED
                                               OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS        INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 9.95          0.47           0.73            1.20            (0.47)         --
1/1/01 to 7/31/01(j)                            $10.68          0.26           0.12            0.38            (0.26)       (0.05)
Year ended 7/31/02                              $10.75          0.43           0.24            0.67            (0.43)       (0.25)
Year ended 7/31/03                              $10.74          0.43@         (0.09)           0.34            (0.43)       (0.16)
Year ended 7/31/04                              $10.49          0.43@          0.08            0.51            (0.43)       (0.17)
Year ended 7/31/05                              $10.40          0.40           0.06            0.46            (0.40)       (0.39)
Six months ended 1/31/06+                       $10.07          0.18          (0.10)           0.08            (0.18)       (0.44)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                             $ 9.98          0.44           0.73            1.17            (0.44)         --
1/1/01 to 7/31/01(j)                            $10.71          0.26           0.11            0.37            (0.25)       (0.05)
Year ended 7/31/02                              $10.78          0.40           0.25            0.65            (0.41)       (0.25)
Year ended 7/31/03                              $10.77          0.40@         (0.07)           0.33            (0.40)       (0.16)
Year ended 7/31/04                              $10.54          0.40@          0.06            0.46            (0.40)       (0.17)
Year ended 7/31/05                              $10.43          0.38           0.06            0.44            (0.37)       (0.39)
Six months ended 1/31/06+                       $10.11          0.17          (0.10)           0.07            (0.17)       (0.44)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $10.87          0.25           0.09            0.34            (0.25)       (0.25)
Year ended 7/31/03                              $10.71          0.32@         (0.07)           0.25            (0.33)       (0.16)
Year ended 7/31/04                              $10.47          0.32@          0.07            0.39            (0.32)       (0.17)
Year ended 7/31/05                              $10.37          0.29           0.06            0.35            (0.29)       (0.39)
Six months ended 1/31/06+                       $10.04          0.14          (0.11)           0.03            (0.13)       (0.44)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $10.87          0.25           0.10            0.35            (0.25)       (0.25)
Year ended 7/31/03                              $10.72          0.32@         (0.07)           0.25            (0.33)       (0.16)
Year ended 7/31/04                              $10.48          0.32@          0.07            0.39            (0.32)       (0.17)
Year ended 7/31/05                              $10.38          0.31           0.04            0.35            (0.29)       (0.39)
Six months ended 1/31/06+                       $10.05          0.13          (0.10)           0.03            (0.13)       (0.44)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $10.87          0.28           0.13            0.41            (0.30)       (0.25)
Year ended 7/31/03                              $10.73          0.38@         (0.08)           0.30            (0.38)       (0.16)
Year ended 7/31/04                              $10.49          0.38@          0.06            0.44            (0.37)       (0.17)
Year ended 7/31/05                              $10.39          0.34           0.06            0.40            (0.34)       (0.39)
Six months ended 1/31/06+                       $10.06          0.16          (0.10)           0.06            (0.16)       (0.44)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $10.20          0.46           0.43            0.89            (0.46)         --
1/1/01 to 7/31/01(k)                            $10.63          0.27           0.16            0.43            (0.26)       (0.02)
Year ended 7/31/02                              $10.78          0.38           0.25            0.63            (0.38)       (0.24)
Year ended 7/31/03                              $10.79          0.37@         (0.09)           0.28            (0.36)       (0.07)
Year ended 7/31/04                              $10.64          0.37          (0.03)           0.34            (0.36)       (0.09)
Year ended 7/31/05                              $10.53          0.37          (0.07)           0.30            (0.42)       (0.08)
Six months ended 1/31/06+                       $10.33          0.18          (0.10)           0.08            (0.18)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                             $10.20          0.44           0.43            0.87            (0.44)         --
1/1/01 to 7/31/01(k)                            $10.63          0.25           0.16            0.41            (0.24)       (0.02)
Year ended 7/31/02                              $10.78          0.36           0.24            0.60            (0.35)       (0.24)
Year ended 7/31/03                              $10.79          0.34@         (0.07)           0.27            (0.34)       (0.07)
Year ended 7/31/04                              $10.65          0.34          (0.02)           0.32            (0.34)       (0.09)
Year ended 7/31/05                              $10.54          0.33          (0.07)           0.26            (0.39)       (0.08)
Six months ended 1/31/06+                       $10.33          0.17          (0.09)           0.08            (0.17)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $10.67          0.21           0.11            0.32            (0.21)         --
Year ended 7/31/03                              $10.78          0.26@         (0.08)           0.18            (0.26)       (0.07)
Year ended 7/31/04                              $10.63          0.30          (0.03)           0.27            (0.30)       (0.09)
Year ended 7/31/05                              $10.51          0.34          (0.07)           0.27            (0.39)       (0.08)
Six months ended 1/31/06+                       $10.31          0.18          (0.10)           0.08            (0.17)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $10.67          0.19           0.13            0.32            (0.21)         --
Year ended 7/31/03                              $10.78          0.26@         (0.08)           0.18            (0.26)       (0.07)
Year ended 7/31/04                              $10.63          0.28          (0.04)           0.24            (0.25)       (0.09)
Year ended 7/31/05                              $10.53          0.24          (0.05)           0.19            (0.31)       (0.08)
Six months ended 1/31/06+                       $10.33          0.12          (0.09)           0.03            (0.13)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR
  SHARES
8/1/06(d) to 1/31/06+                           $10.33          0.16          (0.09)           0.07            (0.16)       (0.13)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    NET            TOTAL
                                                    TOTAL          ASSET          RETURN
                                                 DIVIDENDS         VALUE,        (EXCLUDES
                                                    AND            END OF          SALES
                                               DISTRIBUTIONS       PERIOD         CHARGE)
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.47)          $10.68         12.40%
1/1/01 to 7/31/01(j)                               (0.31)          $10.75          3.66%*
Year ended 7/31/02                                 (0.68)          $10.74          6.57%
Year ended 7/31/03                                 (0.59)          $10.49          3.18%
Year ended 7/31/04                                 (0.60)          $10.40          4.84%
Year ended 7/31/05                                 (0.79)          $10.07          4.53%
Six months ended 1/31/06+                          (0.62)          $ 9.53          0.87%*
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.44)          $10.71         11.97%
1/1/01 to 7/31/01(j)                               (0.30)          $10.78          3.58%*
Year ended 7/31/02                                 (0.66)          $10.77          6.31%
Year ended 7/31/03                                 (0.56)          $10.54          3.05%
Year ended 7/31/04                                 (0.57)          $10.43          4.35%
Year ended 7/31/05                                 (0.76)          $10.11          4.35%
Six months ended 1/31/06+                          (0.61)          $ 9.57          0.73%*
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.50)          $10.71          3.36%*
Year ended 7/31/03                                 (0.49)          $10.47          2.26%
Year ended 7/31/04                                 (0.49)          $10.37          3.71%
Year ended 7/31/05                                 (0.68)          $10.04          3.50%
Six months ended 1/31/06+                          (0.57)          $ 9.50          0.34%*
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.50)          $10.72          3.42%*
Year ended 7/31/03                                 (0.49)          $10.48          2.31%
Year ended 7/31/04                                 (0.49)          $10.38          3.71%
Year ended 7/31/05                                 (0.68)          $10.05          3.45%
Six months ended 1/31/06+                          (0.57)          $ 9.51          0.35%*
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             (0.55)          $10.73          3.99%*
Year ended 7/31/03                                 (0.54)          $10.49          2.76%
Year ended 7/31/04                                 (0.54)          $10.39          4.22%
Year ended 7/31/05                                 (0.73)          $10.06          4.01%
Six months ended 1/31/06+                          (0.60)          $ 9.52          0.61%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.46)          $10.63          8.99%
1/1/01 to 7/31/01(k)                               (0.28)          $10.78          4.06%*
Year ended 7/31/02                                 (0.62)          $10.79          6.00%
Year ended 7/31/03                                 (0.43)          $10.64          2.64%
Year ended 7/31/04                                 (0.45)          $10.53          3.27%
Year ended 7/31/05                                 (0.50)          $10.33          2.83%
Six months ended 1/31/06+                          (0.31)          $10.10          0.73%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.44)          $10.63          8.72%
1/1/01 to 7/31/01(k)                               (0.26)          $10.78          3.91%*
Year ended 7/31/02                                 (0.59)          $10.79          5.74%
Year ended 7/31/03                                 (0.41)          $10.65          2.48%
Year ended 7/31/04                                 (0.43)          $10.54          3.03%
Year ended 7/31/05                                 (0.47)          $10.33          2.44%
Six months ended 1/31/06+                          (0.30)          $10.11          0.71%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.21)          $10.78          3.02%*
Year ended 7/31/03                                 (0.33)          $10.63          1.67%
Year ended 7/31/04                                 (0.39)          $10.51          2.54%
Year ended 7/31/05                                 (0.47)          $10.31          2.54%
Six months ended 1/31/06+                          (0.30)          $10.09          0.70%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.21)          $10.78          3.03%*
Year ended 7/31/03                                 (0.33)          $10.63          1.64%
Year ended 7/31/04                                 (0.34)          $10.53          2.29%
Year ended 7/31/05                                 (0.39)          $10.33          1.76%
Six months ended 1/31/06+                          (0.26)          $10.10          0.22%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.29)          $10.11          0.61%*
--------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------
                                                                     RATIOS OF                        RATIOS OF
                                                          NET         EXPENSES      RATIOS OF NET     EXPENSES
                                                        ASSETS,          TO          INVESTMENT          TO
                                                         END OF        AVERAGE         INCOME          AVERAGE       PORTFOLIO
                                                         PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                        (000'S)        ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     $135,184       0.78%            4.61%          0.79%         119%
1/1/01 to 7/31/01(j)                                    $125,382       0.79%**          4.21%**        0.81%**        89%
Year ended 7/31/02                                      $104,209       0.79%            4.06%          0.89%          97%
Year ended 7/31/03                                      $ 74,347       0.79%            3.98%          0.93%          21%
Year ended 7/31/04                                      $ 57,638       0.79%            4.05%          0.98%          35%
Year ended 7/31/05                                      $ 49,802       0.78%            3.86%          1.04%          27%
Six months ended 1/31/06+                               $ 42,783       0.69%**          3.73%**        1.03%**        41%
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                     $  1,479       1.03%            4.36%          1.04%         119%
1/1/01 to 7/31/01(j)                                    $  1,114       1.04%**          3.98%**        1.06%**        89%
Year ended 7/31/02                                      $  1,498       1.04%            3.83%          1.14%          97%
Year ended 7/31/03                                      $  1,906       1.04%            3.71%          1.18%          21%
Year ended 7/31/04                                      $  2,462       1.04%            3.81%          1.24%          35%
Year ended 7/31/05                                      $  1,637       1.03%            3.63%          1.29%          27%
Six months ended 1/31/06+                               $  1,539       0.94%**          3.48%**        1.28%**        41%
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    511       1.80%**          3.08%**        1.96%**        97%
Year ended 7/31/03                                      $  1,205       1.79%            2.97%          1.92%          21%
Year ended 7/31/04                                      $  1,528       1.79%            3.06%          1.99%          35%
Year ended 7/31/05                                      $  1,479       1.78%            2.85%          2.04%          27%
Six months ended 1/31/06+                               $  1,205       1.69%**          2.73%**        2.04%**        41%
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    210       1.80%**          3.10%**        1.94%**        97%
Year ended 7/31/03                                      $    548       1.79%            2.98%          1.93%          21%
Year ended 7/31/04                                      $    363       1.79%            3.05%          1.98%          35%
Year ended 7/31/05                                      $    179       1.78%            2.91%          2.03%          27%
Six months ended 1/31/06+                               $    138       1.69%**          2.73%**        2.04%**        41%
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $    174       1.30%**          3.57%**        1.50%**        97%
Year ended 7/31/03                                      $    382       1.29%            3.47%          1.43%          21%
Year ended 7/31/04                                      $    433       1.29%            3.56%          1.49%          35%
Year ended 7/31/05                                      $    378       1.28%            3.36%          1.54%          27%
Six months ended 1/31/06+                               $    361       1.19%**          3.23%**        1.53%**        41%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     $256,926       0.72%            4.43%          0.73%          59%
1/1/01 to 7/31/01(k)                                    $237,929       0.74%**          4.29%**        0.74%**        36%
Year ended 7/31/02                                      $346,386       0.73%            3.56%          0.83%          86%
Year ended 7/31/03                                      $304,754       0.73%            3.36%          0.83%          85%
Year ended 7/31/04                                      $255,026       0.73%            3.42%          0.84%          84%
Year ended 7/31/05                                      $205,078       0.70%            3.45%          0.86%          30%
Six months ended 1/31/06+                               $182,587       0.71%**          3.45%**        0.86%**        27%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                     $  2,989       0.97%            4.18%          0.98%          59%
1/1/01 to 7/31/01(k)                                    $  5,204       0.99%**          3.96%**        1.00%**        36%
Year ended 7/31/02                                      $  4,445       0.98%            3.32%          1.07%          86%
Year ended 7/31/03                                      $  4,317       0.98%            3.10%          1.08%          85%
Year ended 7/31/04                                      $  4,479       0.98%            3.17%          1.09%          84%
Year ended 7/31/05                                      $  3,064       0.95%            3.20%          1.10%          30%
Six months ended 1/31/06+                               $  2,888       0.96%**          3.20%**        1.11%**        27%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    303       1.74%**          2.41%**        1.87%**        86%
Year ended 7/31/03                                      $  1,066       1.73%            2.35%          1.83%          85%
Year ended 7/31/04                                      $  1,269       1.44%            2.71%          1.84%          84%
Year ended 7/31/05                                      $    987       0.95%            3.20%          1.86%          30%
Six months ended 1/31/06+                               $    624       0.96%**          3.20%**        1.87%**        27%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    528       1.74%**          2.08%**        1.87%**        86%
Year ended 7/31/03                                      $    973       1.73%            2.35%          1.83%          85%
Year ended 7/31/04                                      $    366       1.73%            2.42%          1.83%          84%
Year ended 7/31/05                                      $    157       1.69%            2.45%          1.85%          30%
Six months ended 1/31/06+                               $     89       1.71%**          2.45%**        1.87%**        27%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.16%            3.05%          1.31%          27%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 174-175 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                              RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                                           -----------------------------                  --------------------------
                                                                            NET REALIZED
                                                                                 AND
                                                                             UNREALIZED      CHANGE IN
                                               NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                VALUE,           NET            FROM         RESULTING          NET          NET
                                               BEGINNING     INVESTMENT      INVESTMENT        FROM         INVESTMENT    REALIZED
                                               OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS        INCOME        GAINS
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                              $ 9.88          0.41           0.39            0.80            (0.41)         --
Year ended 7/31/02(l)                           $10.27          0.39           0.20            0.59            (0.38)         --
Year ended 7/31/03                              $10.48          0.37          (0.09)           0.28            (0.37)         --
Year ended 7/31/04                              $10.39          0.36           0.02            0.38            (0.35)       (0.03)
Year ended 7/31/05                              $10.39          0.36          (0.09)           0.27            (0.35)       (0.07)
Six months ended 1/31/06+                       $10.24          0.18@         (0.10)           0.08            (0.18)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/01                              $ 9.89          0.39           0.39            0.78            (0.39)         --
Year ended 7/31/02(l)                           $10.28          0.36           0.19            0.55            (0.35)         --
Year ended 7/31/03                              $10.48          0.35          (0.10)           0.25            (0.34)         --
Year ended 7/31/04                              $10.39          0.33           0.03            0.36            (0.33)       (0.03)
Year ended 7/31/05                              $10.39          0.33          (0.08)           0.25            (0.32)       (0.07)
Six months ended 1/31/06+                       $10.25          0.16@         (0.09)           0.07            (0.17)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $ 9.90          0.30           0.20            0.50            (0.30)         --
Year ended 7/31/02(l)                           $10.10          0.28           0.19            0.47            (0.28)         --
Year ended 7/31/03                              $10.29          0.27          (0.10)           0.17            (0.27)         --
Year ended 7/31/04                              $10.19          0.24           0.03            0.27            (0.25)       (0.03)
Year ended 7/31/05                              $10.18          0.25          (0.08)           0.17            (0.25)       (0.07)
Six months ended 1/31/06+                       $10.03          0.12@         (0.09)           0.03            (0.13)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/01                              $ 9.87          0.33           0.38            0.71            (0.33)         --
Year ended 7/31/02(l)                           $10.25          0.28           0.19            0.47            (0.28)         --
Year ended 7/31/03                              $10.44          0.26          (0.09)           0.17            (0.26)         --
Year ended 7/31/04                              $10.35          0.26           0.02            0.28            (0.25)       (0.03)
Year ended 7/31/05                              $10.35          0.25          (0.09)           0.16            (0.24)       (0.07)
Six months ended 1/31/06+                       $10.20          0.12@         (0.09)           0.03            (0.12)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $10.25          0.15@         (0.10)           0.05            (0.16)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                             $ 9.93          0.43           0.18            0.61            (0.43)       (0.01)
1/1/01 to 7/31/01(m)                            $10.10          0.24           0.16            0.40            (0.24)       (0.01)
Year ended 7/31/02                              $10.25          0.38           0.19            0.57            (0.38)       (0.05)
Year ended 7/31/03                              $10.39          0.31          (0.05)           0.26            (0.31)       (0.03)
Year ended 7/31/04                              $10.31          0.28          (0.13)           0.15            (0.28)       (0.01)
Year ended 7/31/05                              $10.17          0.28          (0.13)           0.15            (0.28)       (0.01)
Six months ended 1/31/06+                       $10.03          0.14          (0.07)           0.07            (0.14)         --
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                             $ 9.92          0.41           0.18            0.59            (0.41)       (0.01)
1/1/01 to 7/31/01(m)                            $10.09          0.23           0.16            0.39            (0.23)       (0.01)
Year ended 7/31/02                              $10.24          0.36           0.19            0.55            (0.36)       (0.05)
Year ended 7/31/03                              $10.38          0.30          (0.05)           0.25            (0.30)       (0.03)
Year ended 7/31/04                              $10.30          0.27          (0.13)           0.14            (0.27)       (0.01)
Year ended 7/31/05                              $10.16          0.26          (0.13)           0.13            (0.26)       (0.01)
Six months ended 1/31/06+                       $10.02          0.13          (0.07)           0.06            (0.13)         --
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $10.35          0.21           0.08            0.29            (0.21)       (0.05)
Year ended 7/31/03                              $10.38          0.21          (0.05)           0.16            (0.21)       (0.03)
Year ended 7/31/04                              $10.30          0.18          (0.13)           0.05            (0.18)       (0.01)
Year ended 7/31/05                              $10.16          0.17          (0.13)           0.04            (0.17)       (0.01)
Six months ended 1/31/06+                       $10.02          0.09          (0.07)           0.02            (0.09)         --
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $10.35          0.19           0.10            0.29            (0.21)       (0.05)
Year ended 7/31/03                              $10.38          0.21          (0.06)           0.15            (0.21)       (0.03)
Year ended 7/31/04                              $10.29          0.19          (0.13)           0.06            (0.18)       (0.01)
Year ended 7/31/05                              $10.16          0.18          (0.14)           0.04            (0.17)       (0.01)
Six months ended 1/31/06+                       $10.02          0.09          (0.07)           0.02            (0.09)         --
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                           $10.03          0.11          (0.06)           0.05            (0.12)         --
------------------------------------------------------------------------------------------------------------------------------------

                                                                    NET            TOTAL
                                                    TOTAL          ASSET          RETURN
                                                 DIVIDENDS         VALUE,        (EXCLUDES
                                                    AND            END OF          SALES
                                               DISTRIBUTIONS       PERIOD         CHARGE)
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                 (0.41)          $10.27          8.28%
Year ended 7/31/02(l)                              (0.38)          $10.48          5.86%
Year ended 7/31/03                                 (0.37)          $10.39          2.65%
Year ended 7/31/04                                 (0.38)          $10.39          3.66%
Year ended 7/31/05                                 (0.42)          $10.24          2.61%
Six months ended 1/31/06+                          (0.21)          $10.11          0.76%*
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/01                                 (0.39)          $10.28          8.04%
Year ended 7/31/02(l)                              (0.35)          $10.48          5.50%
Year ended 7/31/03                                 (0.34)          $10.39          2.39%
Year ended 7/31/04                                 (0.36)          $10.39          3.40%
Year ended 7/31/05                                 (0.39)          $10.25          2.36%
Six months ended 1/31/06+                          (0.20)          $10.12          0.71%*
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                             (0.30)          $10.10          5.17%*
Year ended 7/31/02(l)                              (0.28)          $10.29          4.76%
Year ended 7/31/03                                 (0.27)          $10.19          1.59%
Year ended 7/31/04                                 (0.28)          $10.18          2.62%
Year ended 7/31/05                                 (0.32)          $10.03          1.66%
Six months ended 1/31/06+                          (0.16)          $ 9.90          0.26%*
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/01                                 (0.33)          $10.25          7.31%
Year ended 7/31/02(l)                              (0.28)          $10.44          4.71%
Year ended 7/31/03                                 (0.26)          $10.35          1.65%
Year ended 7/31/04                                 (0.28)          $10.35          2.65%
Year ended 7/31/05                                 (0.31)          $10.20          1.60%
Six months ended 1/31/06+                          (0.15)          $10.08          0.24%*
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.19)          $10.11          0.65%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                (0.44)          $10.10          6.31%
1/1/01 to 7/31/01(m)                               (0.25)          $10.25          4.01%*
Year ended 7/31/02                                 (0.43)          $10.39          5.65%
Year ended 7/31/03                                 (0.34)          $10.31          2.70%
Year ended 7/31/04                                 (0.29)          $10.17          1.43%
Year ended 7/31/05                                 (0.29)          $10.03          1.49%
Six months ended 1/31/06+                          (0.14)          $ 9.96          0.68%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                (0.42)          $10.09          6.05%
1/1/01 to 7/31/01(m)                               (0.24)          $10.24          4.02%*
Year ended 7/31/02                                 (0.41)          $10.38          5.51%
Year ended 7/31/03                                 (0.33)          $10.30          2.45%
Year ended 7/31/04                                 (0.28)          $10.16          1.37%
Year ended 7/31/05                                 (0.27)          $10.02          1.33%
Six months ended 1/31/06+                          (0.13)          $ 9.95          0.60%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.26)          $10.38          2.82%*
Year ended 7/31/03                                 (0.24)          $10.30          1.70%
Year ended 7/31/04                                 (0.19)          $10.16          0.43%
Year ended 7/31/05                                 (0.18)          $10.02          0.46%
Six months ended 1/31/06+                          (0.09)          $ 9.95          0.17%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.26)          $10.38          2.89%*
Year ended 7/31/03                                 (0.24)          $10.29          1.60%
Year ended 7/31/04                                 (0.19)          $10.16          0.48%
Year ended 7/31/05                                 (0.18)          $10.02          0.43%
Six months ended 1/31/06+                          (0.09)          $ 9.95          0.16%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                              (0.12)          $ 9.96          0.48%*
--------------------------------------------------------------------------------------------

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------
                                                                     RATIOS OF                        RATIOS OF
                                                          NET         EXPENSES      RATIOS OF NET     EXPENSES
                                                        ASSETS,          TO          INVESTMENT          TO
                                                         END OF        AVERAGE         INCOME          AVERAGE       PORTFOLIO
                                                         PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                        (000'S)        ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
-------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                      $166,802       0.76%            4.09%          0.82%            26%
Year ended 7/31/02(l)                                   $169,455       0.86%            3.80%          0.91%            28%
Year ended 7/31/03                                      $151,478       0.77%            3.49%          0.85%            20%
Year ended 7/31/04                                      $126,343       0.78%            3.39%          0.86%            15%
Year ended 7/31/05                                      $104,554       0.79%            3.37%          0.87%             6%
Six months ended 1/31/06+                               $ 93,922       0.80%**          3.45%**        0.90%**           5%
-------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/01                                      $ 14,516       1.01%            3.83%          1.07%            26%
Year ended 7/31/02(l)                                   $ 18,638       1.11%            3.53%          1.17%            28%
Year ended 7/31/03                                      $ 25,177       1.02%            3.23%          1.10%            20%
Year ended 7/31/04                                      $ 26,962       1.03%            3.14%          1.11%            15%
Year ended 7/31/05                                      $ 27,870       1.04%            3.13%          1.12%             6%
Six months ended 1/31/06+                               $ 24,658       1.05%**          3.20%**        1.15%**           5%
-------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  $    898       1.78%**          2.99%**        1.84%**          26%
Year ended 7/31/02(l)                                   $  2,732       1.87%            2.72%          1.93%            28%
Year ended 7/31/03                                      $  5,101       1.76%            2.48%          1.84%            20%
Year ended 7/31/04                                      $  4,714       1.78%            2.39%          1.86%            15%
Year ended 7/31/05                                      $  4,279       1.79%            2.37%          1.87%             6%
Six months ended 1/31/06+                               $  3,765       1.80%**          2.45%**        1.90%**           5%
-------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/01                                      $  1,516       1.72%            3.12%          1.89%            26%
Year ended 7/31/02(l)                                   $  3,746       1.88%            2.72%          1.94%            28%
Year ended 7/31/03                                      $  6,395       1.77%            2.48%          1.85%            20%
Year ended 7/31/04                                      $  4,328       1.78%            2.39%          1.86%            15%
Year ended 7/31/05                                      $  3,820       1.79%            2.37%          1.87%             6%
Six months ended 1/31/06+                               $  1,330       1.81%**          2.44%**        1.90%**           5%
-------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.30%            2.95%          1.46%             5%
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                     $ 87,926       0.68%            4.17%          0.69%            36%
1/1/01 to 7/31/01(m)                                    $ 80,556       0.69%**          4.00%**        0.71%**          19%
Year ended 7/31/02                                      $ 96,269       0.69%            3.64%          0.78%            25%
Year ended 7/31/03                                      $118,867       0.69%            3.02%          0.77%            12%
Year ended 7/31/04                                      $105,361       0.69%            2.75%          0.78%            21%
Year ended 7/31/05                                      $ 74,099       0.68%            2.70%          0.80%             3%
Six months ended 1/31/06+                               $ 57,665       0.68%**          2.72%**        0.85%**           2%
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/00                                     $  3,629       0.83%            4.01%          0.94%            36%
1/1/01 to 7/31/01(m)                                    $  3,569       0.84%**          3.85%**        0.96%**          19%
Year ended 7/31/02                                      $  3,575       0.84%            3.49%          1.03%            25%
Year ended 7/31/03                                      $  8,006       0.84%            2.84%          1.02%            12%
Year ended 7/31/04                                      $  7,294       0.84%            2.60%          1.03%            21%
Year ended 7/31/05                                      $  4,713       0.83%            2.55%          1.05%             3%
Six months ended 1/31/06+                               $  5,228       0.83%**          2.56%**        1.10%**           2%
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    374       1.70%**          2.48%**        1.84%**          25%
Year ended 7/31/03                                      $  2,010       1.69%            1.95%          1.76%            12%
Year ended 7/31/04                                      $  1,574       1.69%            1.76%          1.78%            21%
Year ended 7/31/05                                      $  1,175       1.68%            1.71%          1.80%             3%
Six months ended 1/31/06+                               $    818       1.68%**          1.72%**        1.85%**           2%
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    795       1.70%**          2.47%**        1.82%**          25%
Year ended 7/31/03                                      $  3,967       1.69%            1.97%          1.77%            12%
Year ended 7/31/04                                      $  1,794       1.69%            1.76%          1.78%            21%
Year ended 7/31/05                                      $    449       1.68%            1.69%          1.80%             3%
Six months ended 1/31/06+                               $    264       1.68%**          1.73%**        1.85%**           2%
-------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
8/1/06(d) to 1/31/06+                                   $      3       1.18%**          2.18%**        1.20%**           2%
-------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 176-177 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
      0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.98%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

^     Amount is less than $0.005 per share.

+     Unaudited.

++    Formerly the Select Stock Fund.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 through January 31, 2006.

EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
Small Cap Growth Fund                      Institutional Shares      $1,000.00     $1,108.70         $5.42               1.02%
                                           Class A Shares             1,000.00      1,106.90          6.74               1.27%
                                           Class B Shares             1,000.00      1,103.10         10.71               2.02%
                                           Class C Shares             1,000.00      1,102.90         10.71               2.02%
                                           Advisor Shares             1,000.00      1,105.90          8.07               1.52%

Mid Cap Growth Fund                        Institutional Shares       1,000.00      1,118.20          5.77               1.08%
                                           Class A Shares             1,000.00      1,116.90          7.10               1.33%
                                           Class B Shares             1,000.00      1,112.60         11.08               2.08%
                                           Class C Shares             1,000.00      1,113.40         11.08               2.08%
                                           Advisor Shares             1,000.00      1,115.50          8.42               1.58%

Quality Growth Fund                        Institutional Shares       1,000.00      1,047.10          5.57               1.08%
                                           Class A Shares             1,000.00      1,046.10          6.86               1.33%
                                           Class B Shares             1,000.00      1,042.50         10.71               2.08%
                                           Class C Shares             1,000.00      1,042.30         10.71               2.08%
                                           Advisor Shares             1,000.00      1,044.60          8.14               1.58%

Large Cap Core Fund                        Institutional Shares       1,000.00      1,050.20          4.75               0.92%
                                           Class A Shares             1,000.00      1,048.70          6.04               1.17%
                                           Class B Shares             1,000.00      1,045.10          9.90               1.92%
                                           Class C Shares             1,000.00      1,045.70          9.90               1.92%
                                           Advisor Shares             1,000.00      1,047.50          7.33               1.42%

Equity Index Fund                          Institutional Shares       1,000.00      1,045.90          0.98               0.19%
                                           Class A Shares             1,000.00      1,044.80          2.27               0.44%
                                           Class B Shares             1,000.00      1,040.30          6.12               1.19%
                                           Class C Shares             1,000.00      1,040.30          6.12               1.19%
                                           Advisor Shares             1,000.00      1,043.30          3.55               0.69%
                                           Select Shares              1,000.00      1,045.60          1.39               0.27%
                                           Preferred Shares           1,000.00      1,045.20          1.75               0.34%
                                           Trust Shares               1,000.00      1,044.60          2.27               0.44%

Balanced Fund                              Institutional Shares       1,000.00      1,014.00          4.97               0.98%
                                           Class A Shares             1,000.00      1,013.60          6.24               1.23%
                                           Class B Shares             1,000.00      1,009.00         10.03               1.98%
                                           Class C Shares             1,000.00      1,009.10         10.03               1.98%
                                           Advisor Shares             1,000.00      1,012.30          7.51               1.48%

Micro Cap Value Fund                       Institutional Shares       1,000.00      1,092.80          7.28               1.38%
                                           Class A Shares             1,000.00      1,092.00          8.59               1.63%
                                           Class B Shares             1,000.00      1,086.40         12.52               2.38%
                                           Class C Shares             1,000.00      1,086.40         12.52               2.38%
                                           Advisor Shares             1,000.00      1,089.20          9.90               1.88%


___________________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
Small Cap Value Fund                       Institutional Shares      $1,000.00     $1,065.00         $6.30               1.21%
                                           Class A Shares             1,000.00      1,063.60          7.59               1.46%
                                           Class B Shares             1,000.00      1,059.70         11.47               2.21%
                                           Class C Shares             1,000.00      1,059.30         11.47               2.21%
                                           Advisor Shares             1,000.00      1,062.20          8.89               1.71%

Multi Cap Value Fund                       Institutional Shares       1,000.00      1,067.30          6.72               1.29%
                                           Class A Shares             1,000.00      1,065.90          8.02               1.54%
                                           Class B Shares             1,000.00      1,061.70         11.90               2.29%
                                           Class C Shares             1,000.00      1,061.70         11.90               2.29%
                                           Advisor Shares             1,000.00      1,064.30          9.31               1.79%

Disciplined Large Cap Value Fund           Institutional Shares       1,000.00      1,037.40          5.49               1.07%
                                           Class A Shares             1,000.00      1,036.40          6.78               1.32%
                                           Class B Shares             1,000.00      1,032.80         10.61               2.07%
                                           Class C Shares             1,000.00      1,032.60         10.61               2.07%
                                           Advisor Shares             1,000.00      1,035.00          8.00               1.56%

LifeModel Aggressive Fund SM                Institutional Shares       1,000.00      1,068.60          0.42               0.08%
                                           Class A Shares             1,000.00      1,067.50          1.72               0.33%
                                           Class B Shares             1,000.00      1,063.60          5.62               1.08%
                                           Class C Shares             1,000.00      1,063.00          5.62               1.08%
                                           Advisor Shares             1,000.00      1,065.60          3.02               0.58%

LifeModel Moderately Aggressive Fund SM    Institutional Shares       1,000.00      1,056.10          0.41               0.08%
                                           Class A Shares             1,000.00      1,054.20          1.71               0.33%
                                           Class B Shares             1,000.00      1,050.80          5.58               1.08%
                                           Class C Shares             1,000.00      1,049.90          5.58               1.08%
                                           Advisor Shares             1,000.00      1,053.70          3.00               0.58%

LifeModel Moderate Fund SM                 Institutional Shares       1,000.00      1,044.10          0.41               0.08%
                                           Class A Shares             1,000.00      1,042.90          1.70               0.33%
                                           Class B Shares             1,000.00      1,039.30          5.55               1.08%
                                           Class C Shares             1,000.00      1,039.20          5.55               1.08%
                                           Advisor Shares             1,000.00      1,040.70          2.98               0.58%

LifeModel Moderately Conservative Fund SM  Institutional Shares       1,000.00      1,035.70          0.41               0.08%
                                           Class A Shares             1,000.00      1,034.50          1.69               0.33%
                                           Class B Shares             1,000.00      1,030.70          5.53               1.08%
                                           Class C Shares             1,000.00      1,030.60          5.53               1.08%
                                           Advisor Shares             1,000.00      1,033.30          2.97               0.58%

LifeModel Conservative Fund SM             Institutional Shares       1,000.00      1,024.60          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.30          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.40          5.50               1.08%
                                           Class C Shares             1,000.00      1,020.20          5.50               1.08%
                                           Advisor Shares             1,000.00      1,021.60          2.96               0.58%

Strategic Income Fund                      Institutional Shares       1,000.00      1,010.50          6.69               1.32%
                                           Class A Shares             1,000.00      1,009.30          7.95               1.57%
                                           Class B Shares             1,000.00      1,005.50         11.73               2.32%
                                           Class C Shares             1,000.00      1,004.70         11.72               2.32%
                                           Advisor Shares             1,000.00      1,007.10          9.21               1.82%

Dividend Growth Fund                       Institutional Shares       1,000.00      1,024.90          4.95               0.97%
                                           Class A Shares             1,000.00      1,023.90          6.99               1.37%
                                           Class B Shares             1,000.00      1,019.70         10.54               2.07%
                                           Class C Shares             1,000.00      1,019.70         10.74               2.11%
                                           Advisor Shares             1,000.00      1,022.50          7.29               1.43%

Technology Fund                            Institutional Shares       1,000.00      1,168.70          8.31              1.52%
                                           Class A Shares             1,000.00      1,167.90          9.73              1.78%
                                           Class B Shares             1,000.00      1,162.40         13.79              2.53%
                                           Class C Shares             1,000.00      1,161.70         13.79              2.53%
                                           Advisor Shares             1,000.00      1,166.50         10.98              2.01%


___________________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
International Equity Fund                  Institutional Shares      $1,000.00     $1,205.80         $7.51               1.35%
                                           Class A Shares             1,000.00      1,203.40          8.89               1.60%
                                           Class B Shares             1,000.00      1,199.70         13.03               2.35%
                                           Class C Shares             1,000.00      1,200.20         13.03               2.35%
                                           Advisor Shares             1,000.00      1,203.00         10.27               1.85%

High Yield Bond Fund^                      Institutional Shares       1,000.00      1,014.70          1.31               0.74%
                                           Class A Shares             1,000.00      1,014.20          1.75               0.99%
                                           Class B Shares             1,000.00      1,013.00          3.07               1.74%
                                           Class C Shares             1,000.00      1,012.80          3.07               1.74%
                                           Advisor Shares             1,000.00      1,013.80          2.19               1.24%

Bond Fund                                  Institutional Shares       1,000.00      1,007.80          3.80               0.75%
                                           Class A Shares             1,000.00      1,005.60          5.06               1.00%
                                           Class B Shares             1,000.00      1,002.80          8.83               1.75%
                                           Class C Shares             1,000.00      1,002.80          8.83               1.75%
                                           Advisor Shares             1,000.00      1,004.20          6.31               1.25%

Intermediate Bond Fund                     Institutional Shares       1,000.00      1,007.50          3.69               0.73%
                                           Class A Shares             1,000.00      1,006.10          4.96               0.98%
                                           Class B Shares             1,000.00      1,006.10          4.96               0.98%
                                           Class C Shares             1,000.00      1,001.20          8.73               1.73%
                                           Advisor Shares             1,000.00      1,006.20          5.97               1.18%

Short Term Bond Fund                       Institutional Shares       1,000.00      1,012.30          3.50               0.69%
                                           Class A Shares             1,000.00      1,010.90          4.76               0.94%
                                           Class C Shares             1,000.00      1,006.80          8.55               1.69%
                                           Advisor Shares             1,000.00      1,009.80          5.93               1.17%

U.S. Government Bond Fund                  Institutional Shares       1,000.00      1,011.00          3.85               0.76%
                                           Class A Shares             1,000.00      1,009.60          5.12               1.01%
                                           Class C Shares             1,000.00      1,005.80          8.95               1.77%
                                           Advisor Shares             1,000.00      1,008.80          6.03               1.19%

Municipal Bond Fund                        Institutional Shares       1,000.00      1,008.70          3.49               0.69%
                                           Class A Shares             1,000.00      1,007.30          4.76               0.94%
                                           Class B Shares             1,000.00      1,003.40          8.53               1.69%
                                           Class C Shares             1,000.00      1,003.50          8.53               1.69%
                                           Advisor Shares             1,000.00      1,006.10          6.02               1.19%

Intermediate Municipal Bond Fund           Institutional Shares       1,000.00      1,007.30          3.59               0.71%
                                           Class A Shares             1,000.00      1,007.10          4.86               0.96%
                                           Class B Shares             1,000.00      1,007.00          4.86               0.96%
                                           Class C Shares             1,000.00      1,002.20          8.63               1.71%
                                           Advisor Shares             1,000.00      1,006.10          5.87               1.16%

Ohio Municipal Bond Fund                   Institutional Shares       1,000.00      1,007.60          4.05               0.80%
                                           Class A Shares             1,000.00      1,007.10          5.31               1.05%
                                           Class B Shares             1,000.00      1,002.60          9.09               1.80%
                                           Class C Shares             1,000.00      1,002.40          9.14               1.81%
                                           Advisor Shares             1,000.00      1,006.50          6.57               1.30%

Michigan Municipal Bond Fund               Institutional Shares       1,000.00      1,006.80          3.44               0.68%
                                           Class A Shares             1,000.00      1,006.00          4.20               0.83%
                                           Class B Shares             1,000.00      1,001.70          8.48               1.68%
                                           Class C Shares             1,000.00      1,001.60          8.48               1.68%
                                           Advisor Shares             1,000.00      1,004.80          5.96               1.18%


___________________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

^ Information shown reflects values using expense ratios and rates of return for the period from November 29, 2005 (date of commencement of operations) to January 31, 2006.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
Small Cap Growth Fund                      Institutional Shares      $1,000.00     $1,020.06         $5.19               1.02%
                                           Class A Shares             1,000.00      1,018.80          6.46               1.27%
                                           Class B Shares             1,000.00      1,015.02         10.26               2.02%
                                           Class C Shares             1,000.00      1,015.02         10.26               2.02%
                                           Advisor Shares             1,000.00      1,017.54          7.73               1.52%

Mid Cap Growth Fund                        Institutional Shares       1,000.00      1,019.76          5.50               1.08%
                                           Class A Shares             1,000.00      1,018.50          6.77               1.33%
                                           Class B Shares             1,000.00      1,014.72         10.56               2.08%
                                           Class C Shares             1,000.00      1,014.72         10.56               2.08%
                                           Advisor Shares             1,000.00      1,017.24          8.03               1.58%

Quality Growth Fund                        Institutional Shares       1,000.00      1,019.76          5.50               1.08%
                                           Class A Shares             1,000.00      1,018.50          6.77               1.33%
                                           Class B Shares             1,000.00      1,014.72         10.56               2.08%
                                           Class C Shares             1,000.00      1,014.72         10.56               2.08%
                                           Advisor Shares             1,000.00      1,017.24          8.03               1.58%

Large Cap Core Fund                        Institutional Shares       1,000.00      1,020.57          4.69               0.92%
                                           Class A Shares             1,000.00      1,019.31          5.96               1.17%
                                           Class B Shares             1,000.00      1,015.53          9.75               1.92%
                                           Class C Shares             1,000.00      1,015.53          9.75               1.92%
                                           Advisor Shares             1,000.00      1,018.05          7.22               1.42%

Equity Index Fund                          Institutional Shares       1,000.00      1,024.25          0.97               0.19%
                                           Class A Shares             1,000.00      1,022.99          2.24               0.44%
                                           Class B Shares             1,000.00      1,019.21          6.06               1.19%
                                           Class C Shares             1,000.00      1,019.21          6.06               1.19%
                                           Advisor Shares             1,000.00      1,021.73          3.52               0.69%
                                           Select Shares              1,000.00      1,023.84          1.38               0.27%
                                           Preferred Shares           1,000.00      1,023.49          1.73               0.34%
                                           Trust Shares               1,000.00      1,022.99          2.24               0.44%

Balanced Fund                              Institutional Shares       1,000.00      1,020.27          4.99               0.98%
                                           Class A Shares             1,000.00      1,019.00          6.26               1.23%
                                           Class B Shares             1,000.00      1,015.22         10.06               1.98%
                                           Class C Shares             1,000.00      1,015.22         10.06               1.98%
                                           Advisor Shares             1,000.00      1,017.74          7.53               1.48%

Micro Cap Value Fund                       Institutional Shares       1,000.00      1,018.25          7.02               1.38%
                                           Class A Shares             1,000.00      1,016.99          8.29               1.63%
                                           Class B Shares             1,000.00      1,013.21         12.08               2.38%
                                           Class C Shares             1,000.00      1,013.21         12.08               2.38%
                                           Advisor Shares             1,000.00      1,015.73          9.55               1.88%

Small Cap Value Fund                       Institutional Shares       1,000.00      1,019.11          6.16               1.21%
                                           Class A Shares             1,000.00      1,017.85          7.43               1.46%
                                           Class B Shares             1,000.00      1,014.06         11.22               2.21%
                                           Class C Shares             1,000.00      1,014.06         11.22               2.21%
                                           Advisor Shares             1,000.00      1,016.59          8.69               1.71%


___________________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
Multi Cap Value Fund                       Institutional Shares      $1,000.00     $1,018.70         $6.56               1.29%
                                           Class A Shares             1,000.00      1,017.44          7.83               1.54%
                                           Class B Shares             1,000.00      1,013.66         11.62               2.29%
                                           Class C Shares             1,000.00      1,013.66         11.62               2.29%
                                           Advisor Shares             1,000.00      1,016.18          9.10               1.79%

Disciplined Large Cap Value Fund           Institutional Shares       1,000.00      1,019.81          5.45               1.07%
                                           Class A Shares             1,000.00      1,018.55          6.72               1.32%
                                           Class B Shares             1,000.00      1,014.77         10.51               2.07%
                                           Class C Shares             1,000.00      1,014.77         10.51               2.07%
                                           Advisor Shares             1,000.00      1,017.34          7.93               1.56%

LifeModel Aggressive Fund SM               Institutional Shares       1,000.00      1,024.80          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.54          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.76          5.50               1.08%
                                           Class C Shares             1,000.00      1,019.76          5.50               1.08%
                                           Advisor Shares             1,000.00      1,022.28          2.96               0.58%

LifeModel Moderately Aggressive Fund SM    Institutional Shares       1,000.00      1,024.80          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.54          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.76          5.50               1.08%
                                           Class C Shares             1,000.00      1,019.76          5.50               1.08%
                                           Advisor Shares             1,000.00      1,022.28          2.96               0.58%

LifeModel Moderate Fund SM                 Institutional Shares       1,000.00      1,024.80          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.54          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.76          5.50               1.08%
                                           Class C Shares             1,000.00      1,019.76          5.50               1.08%
                                           Advisor Shares             1,000.00      1,022.28          2.96               0.58%

LifeModel Moderately Conservative Fund SM  Institutional Shares       1,000.00      1,024.80          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.54          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.76          5.50               1.08%
                                           Class C Shares             1,000.00      1,019.76          5.50               1.08%
                                           Advisor Shares             1,000.00      1,022.28          2.96               0.58%

LifeModel Conservative Fund SM             Institutional Shares       1,000.00      1,024.80          0.41               0.08%
                                           Class A Shares             1,000.00      1,023.54          1.68               0.33%
                                           Class B Shares             1,000.00      1,019.76          5.50               1.08%
                                           Class C Shares             1,000.00      1,019.76          5.50               1.08%
                                           Advisor Shares             1,000.00      1,022.28          2.96               0.58%

Strategic Income Fund                      Institutional Shares       1,000.00      1,018.55          6.72               1.32%
                                           Class A Shares             1,000.00      1,017.29          7.98               1.57%
                                           Class B Shares             1,000.00      1,013.51         11.77               2.32%
                                           Class C Shares             1,000.00      1,013.51         11.77               2.32%
                                           Advisor Shares             1,000.00      1,016.03          9.25               1.82%

Dividend Growth Fund                       Institutional Shares       1,000.00      1,020.32          4.94               0.97%
                                           Class A Shares             1,000.00      1,018.30          6.97               1.37%
                                           Class B Shares             1,000.00      1,014.77         10.51               2.07%
                                           Class C Shares             1,000.00      1,014.57         10.71               2.11%
                                           Advisor Shares             1,000.00      1,018.00          7.27               1.43%

Technology Fund                            Institutional Shares       1,000.00      1,017.54          7.73               1.52%
                                           Class A Shares             1,000.00      1,016.23          9.05               1.78%
                                           Class B Shares             1,000.00      1,012.45         12.83               2.53%
                                           Class C Shares             1,000.00      1,012.45         12.83               2.53%
                                           Advisor Shares             1,000.00      1,015.07         10.21               2.01%

International Equity Fund                  Institutional Shares       1,000.00      1,018.40          6.87               1.35%
                                           Class A Shares             1,000.00      1,017.14          8.13               1.60%
                                           Class B Shares             1,000.00      1,013.36         11.93               2.35%
                                           Class C Shares             1,000.00      1,013.36         11.93               2.35%
                                           Advisor Shares             1,000.00      1,015.88          9.40               1.85%


_____________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING       ENDING          PAID               RATIO
                                                                      ACCOUNT       ACCOUNT         DURING              DURING
                                                                        VALUE        VALUE          PERIOD*             PERIOD
                                                                       8/1/05       1/31/06    8/1/05 - 1/31/06    8/1/05 - 1/31/06
                                                                    -----------   -----------  ----------------    ----------------
High Yield Bond Fund ^                     Institutional Shares      $1,000.00     $1,021.48         $3.77               0.74%
                                           Class A Shares             1,000.00      1,020.21          5.04               0.99%
                                           Class B Shares             1,000.00      1,016.43          8.84               1.74%
                                           Class C Shares             1,000.00      1,016.43          8.84               1.74%
                                           Advisor Shares             1,000.00      1,018.95          6.31               1.24%

Bond Fund                                  Institutional Shares       1,000.00      1,021.42          3.82               0.75%
                                           Class A Shares             1,000.00      1,020.16          5.09               1.00%
                                           Class B Shares             1,000.00      1,016.38          8.89               1.75%
                                           Class C Shares             1,000.00      1,016.38          8.89               1.75%
                                           Advisor Shares             1,000.00      1,018.90          6.36               1.25%

Intermediate Bond Fund                     Institutional Shares       1,000.00      1,021.53          3.72               0.73%
                                           Class A Shares             1,000.00      1,020.27          4.99               0.98%
                                           Class B Shares             1,000.00      1,020.27          4.99               0.98%
                                           Class C Shares             1,000.00      1,016.48          8.79               1.73%
                                           Advisor Shares             1,000.00      1,019.26          6.01               1.18%

Short Term Bond Fund                       Institutional Shares       1,000.00      1,021.73          3.52               0.69%
                                           Class A Shares             1,000.00      1,020.47          4.79               0.94%
                                           Class C Shares             1,000.00      1,016.69          8.59               1.69%
                                           Advisor Shares             1,000.00      1,019.31          5.96               1.17%

U.S. Government Bond Fund                  Institutional Shares       1,000.00      1,021.37          3.87               0.76%
                                           Class A Shares             1,000.00      1,020.11          5.14               1.01%
                                           Class C Shares             1,000.00      1,016.28          9.00               1.77%
                                           Advisor Shares             1,000.00      1,019.21          6.06               1.19%

Municipal Bond Fund                        Institutional Shares       1,000.00      1,021.73          3.52               0.69%
                                           Class A Shares             1,000.00      1,020.47          4.79               0.94%
                                           Class B Shares             1,000.00      1,016.69          8.59               1.69%
                                           Class C Shares             1,000.00      1,016.69          8.59               1.69%
                                           Advisor Shares             1,000.00      1,019.21          6.06               1.19%

Intermediate Municipal Bond Fund           Institutional Shares       1,000.00      1,021.63          3.62               0.71%
                                           Class A Shares             1,000.00      1,020.37          4.89               0.96%
                                           Class B Shares             1,000.00      1,020.37          4.89               0.96%
                                           Class C Shares             1,000.00      1,016.59          8.69               1.71%
                                           Advisor Shares             1,000.00      1,019.36          5.90               1.16%

Ohio Municipal Bond Fund                   Institutional Shares       1,000.00      1,021.17          4.08               0.80%
                                           Class A Shares             1,000.00      1,019.91          5.35               1.05%
                                           Class B Shares             1,000.00      1,016.13          9.15               1.80%
                                           Class C Shares             1,000.00      1,016.08          9.20               1.81%
                                           Advisor Shares             1,000.00      1,018.65          6.61               1.30%

Michigan Municipal Bond Fund               Institutional Shares       1,000.00      1,021.78          3.47               0.68%
                                           Class A Shares             1,000.00      1,021.02          4.23               0.83%
                                           Class B Shares             1,000.00      1,016.74          8.54               1.68%
                                           Class C Shares             1,000.00      1,016.74          8.54               1.68%
                                           Advisor Shares             1,000.00      1,019.26          6.01               1.18%


___________________________
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

^ Information shown reflects values using expense ratios and rates of return for the period from November 29, 2005 (date of commencement of operations) to January 31, 2006.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                   APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.

The Board of Trustees of Fifth Third Funds (the "Trust"), at a meeting held on September 28 - 29, 2005, formally considered the Trust's investment advisory agreement with Fifth Third Asset Management, Inc. ("FTAM" or the "Adviser") with respect to all funds of the Trust and sub-advisory agreement of FTAM with Morgan Stanley Investment Management Inc. ("MSIM" or the "Sub-Adviser") with respect to the International Equity Fund. The Board of Trustees also formally considered the initial approval of a sub-advisory agreement of FTAM with Fort Washington Investment Advisors, Inc. ("Fort Washington" or, also a "Sub-Adviser") (the "Sub-Advisers" collectively with the Adviser, the "Advisers") with respect to the proposed High Yield Bond Fund (collectively, the "Advisory Agreements").

The Board of Trustees (the "Board" or the "Trustees") reviewed extensive material in connection with their review of the Advisory Agreements, including data from Lipper, Inc. ("Lipper"), an independent source of mutual fund data, which provided comparisons with industry averages for comparable funds of advisory fees, 12b-1 fees, non 12b-1 fees, transfer agency fees, custodian fees, and total fund expenses. The data reflected FTAM's fee waivers in place, as well as FTAM's contractual investment advisory fee levels. FTAM also provided the Board with the results of a two-pronged performance and expense test developed by FTAM with the data provided from Lipper. The information provided to the Trustees also included a report from an independent evaluator of brokerage practices and best execution. The Board received reports from FTAM's Chief Investment Officer with respect to equity brokerage practices, fund performance, and expense trends. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability. Detailed presentations were also provided by each Sub-Adviser. The Board deliberated outside the presence of management and the Advisers.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreements should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and FTAM, between FTAM and MSIM, and between FTAM and Fort Washington, as provided in the Advisory Agreements, were fair and reasonable, and that the continuance of the Advisory Agreements, as well as the initial approval of the Advisory Agreement with respect to the High Yield Bond Fund, were in the best interests of each Fund of the Trust and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund of the Trust under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Adviser's senior management and the expertise of the investment personnel of each Adviser responsible for the day-to-day management of each Fund of the Trust.

The Trustees received information concerning the investment philosophy and investment processes applied by the Advisers in managing the Trust. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Trust. The Trustees evaluated the trading practices of each Adviser. The Trustees also evaluated the procedures of the Advisers designed to fulfill the Advisers' fiduciary duty to the Trust with respect to possible conflicts of interest, including the Advisers' codes of ethics (regulating the personal trading of its officers and employees).

With respect to the initial approval of Fort Washington, the Trustees first considered the demand for a high yield product. The Trustees then reviewed FTAM's sub-adviser selection process, which focused on performance, quality, and duration. The Trustees then considered Fort Washington's disciplined high yield investment strategy and philosophy with respect to risk/return alignment. The Trustees also reviewed Fort Washington's portfolio and credit selection process, as well as its sell strategy.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

With respect to FTAM, the Trustees particularly noted recent staffing enhancements to the investment teams initiated by the chief investment officer. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Advisers, the scope of responsibilities was typical of those of investment advisers and sub-advisers to open-end mutual funds generally, and that the quality of the services was very satisfactory.

INVESTMENT PERFORMANCE

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund's peer group. In conducting their review of performance, both long- and short-term performance were considered. The Trustees noted that performance varied considerably and they focused their review of performance on those funds whose performance compared unfavorably with their respective peers over the most recent one-year, three-year and five-year periods. The Trustees noted that the performance of the Small Cap Growth Fund, the Quality Growth Fund, the Balanced Fund, the Dividend Growth Fund (formerly, the Select Stock
Fund), the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Municipal Bond Fund, the Michigan Municipal Bond Fund and the Government Money Market Fund ranked in the fourth and fifth quintile for the majority of the one-year, three-year and five-year periods. With respect to the Small Cap Growth Fund and the Quality Growth Fund, the Trustees considered the enhanced risk controls and volatility measures put in place and their potential impact on performance. The Trustees considered the recent changes made to the Select Stock Fund's investment focus. The Trustees also considered the substantial redemptions in the Municipal Bond Fund and the stability of the long-term performance of the Balanced Fund and the Intermediate Bond Fund. With respect to the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund, the Trustees noted FTAM's proposed fee reductions through contractual expense limitation agreements and the potential impact these expense reductions could have on performance. With respect to the Intermediate Municipal Bond Fund, the Trustees noted the contractual expense limitation agreements put in place last year. The Trustees also considered the supply constraints FTAM faced with respect to the Michigan Municipal Bond Fund.

With respect to the International Equity Fund, the Trustees noted that while the Fund had underperformed its benchmark for the one-year period, it had outperformed its benchmark for the three- and five-year periods.

With respect to the initial approval of Fort Washington, the Trustees considered Fort Washington's impressive performance record in the high yield bond market.

Based on their review and consideration of FTAM's attempts to address performance issues, the Trustees concluded that the performance of each of the Funds of the Trust was satisfactory or better.

COST OF SERVICES AND PROFITS REALIZED BY FTAM AND ITS AFFILIATES

The Trustees considered comparable peer group information with respect to the advisory fees charged by FTAM to each of the Funds of the Trust, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees also reviewed administration, accounting, custody and transfer agency fees received by FTAM's affiliate, Fifth Third Bank. The Trustees also considered the fallout benefits to FTAM of soft dollars, based on presentations to the Board. The Trustees reviewed profitability information provided by FTAM with respect to investment advisory, administration, accounting, transfer agency and custody services to each Fund of the Trust. The Trustees recognized that such data is not typically audited and therefore represented FTAM's own determination of its revenues, as well as the revenues of its affiliates, from the contractual services provided to the Trust, less expenses of providing such services. Expenses included direct and indirect costs and were calculated using an allocation methodology developed by FTAM. The Trustees also received data from Lipper on profitability margins for large investment advisers of mutual funds. The Trustees recognized the difficulty in making comparisons of profitability to other investment advisers, because comparative information is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees also considered the impact that the proposed expense limitations would have on FTAM's profitability. Based on their review, the Trustees concluded that the profitability to FTAM under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund of the Trust.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

With respect to Sub-Adviser profitability, the Trustees noted that sub-advisory fees are paid by FTAM, rather than directly from the Trust's assets. The Board also concluded that the these fees were fair and reasonable, in light of the services and benefits provided to each Fund.

ECONOMIES OF SCALE

The Trustees also considered whether fee levels reflected economies of scale and whether economies of scale would be produced by the growth of the Trust's assets. The Trustees took into account the $1 billion decrease in the Trust's assets over the last year. The Trustees noted the expense limitations proposed by FTAM for the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund. The Trustees also considered the expense limitations previously enacted for the Balanced Fund and the Intermediate Municipal Bond Fund. The Trustees took into account the impact of the expense limitations and the resulting decrease in revenue for FTAM. The Trustees concluded that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

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


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


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                                       192

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                        Fifth Third Funds
Stock and Bond Mutual Funds              3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management, Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Advisor (International               Morgan Stanley Investment
  Equity Fund only)                         Management Inc.
                                         1221 Avenue of the Americas
                                         New York, New York 10020
--------------------------------------------------------------------------------

Sub-Advisor (High Yield Bond             Fort Washington Investment
  Fund only)                                Advisors, Inc.
                                         420 East Fourth Street
                                         Cincinnati, Ohio 45202
--------------------------------------------------------------------------------

Distributor                              Fifth Third Funds Distributor, Inc.
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Accountant                Fifth Third Bank
  and Custodian                          38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                        BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Transfer and Dividend Disbursing         BISYS Fund Services Ohio, Inc.
  Agent and Sub-Accountant               3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Registered Public            PricewaterhouseCoopers LLP
  Accounting Firm                        100 East Broad Street
                                         Suite 2100
                                         Columbus, Ohio 43215
--------------------------------------------------------------------------------

                            [LOGO] Fifth Third Funds


3/06
                                                                     SAR-STBD-06

LOGO: FIFTH THIRD FUNDS

                MONEY MARKET MUTUAL FUNDS
                SEMI-ANNUAL REPORT TO SHAREHOLDERS



----------------
January 31, 2006

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.






This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

      TABLE OF CONTENTS OUR MESSAGE TO YOU

Economic Outlook and
Commentary Section .............  1

Management Discussion of Fund
Performance ....................  3

Schedules of Portfolio
Investments ....................  5

Notes to Schedules of
Portfolio Investments .......... 20

Statements of Assets
and Liabilities ................ 22

Statements of Operations ....... 24

Statements of Changes
in Net Assets .................. 26

Notes to Financial Statements .. 30

Financial Highlights ........... 36

Supplemental Information ....... 42


                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

Patient stock investors were rewarded in the second half of 2005, just as they were in the second half of 2004.

For the six-month period ended January 31, 2006, the major stock averages posted the following returns:

     o    The S&P 500 Index1 of large cap stocks returned 4.68%.

     o    The S&P 400 Index1 of mid cap stocks returned 9.04%.

     o    The Russell 2000(R) Index1 of small cap stocks returned 8.50%.

     o    The MSCI EAFE Index1 of international stocks returned 18.31%.

The trends in performance--small and mid cap stocks outperforming large caps and international equities outperforming domestic stocks--extend themes that have been prevalent for much of the first six years of this decade. Such recurring patterns continue to illustrate that investors benefit from diversification.

The solid stock market returns were driven by a confluence of several events, including:

     o Hints that the Federal Reserve (the "Fed") may be close to the end of its rate-hike campaign.

     o    Continued above-average corporate profit growth.

     o    Stabilization in energy prices.

     o    The relatively low bond yield environment.

It was not an easy six-month period for stock investors, though. All of the major indices endured losses from August through October as the U.S. reeled from the effects of a disastrous hurricane season on the nation's energy industry and the entire southeast region. It was not until the energy industry started to recover and economic reports began to stabilize that stocks reversed their losses and moved to new highs.

The resilience of the American economy following the devastating hurricanes has truly been remarkable and highlights how the flexibility of free markets and capitalism allows our system to absorb such exogenous shocks. It should also be noted that during this six-month period, the S&P 400 Index and Russell 2000(R) Index reached all-time highs, while the S&P 500 Index hit levels not seen since before the September 11 attacks.

While the performance of U.S. stocks was remarkable, international equities proved to be the star asset class of the period. Net purchases of stocks of companies based outside the U.S. totaled $86 billion in 2005, according to AMG Data, nearly equal the record of $88 billion in 2003. Investors continue to be attracted to the diversification benefits and strong economic growth in areas from Latin America to Asia.

Fixed income investors experienced a more challenging period. Returns for most bond indices hovered around 1% as the Fed took its overnight Fed Funds Rate from 3.25% to 4.50%, energy costs spiked and questions emerged about the country's economic growth prospects. All of these factors combined to push yields higher across the yield curve and contributed to an inversion of the curve, which occurs when long-term yields lag short-term rates.

On the bright side, the environment did improve for yield-oriented investors. Money market yields are now approaching 4%, with corporate bond yields in the 5% range.

As we move further into 2006, financial markets are likely to remain focused on:

     o    The Federal Reserve's actions.

     o    The value of the U.S. dollar.

     o    Inflationary developments.

     o    The price of oil.

Much like in 2005, the world economic community continues to grapple with strong growth in Asia and the resulting upward pressure on global commodity prices. On the domestic front, baby boomers are enjoying their peak earning, spending and saving years, but as the first wave turns 60 in 2006, Congress continues to struggle with how to deal with this aging generation.

One overriding concern is that the Fed will continue to raise short-term rates despite an already inverted yield curve, which is a signal from the bond market of concern about a sharply slower rate of future economic growth.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

While there are always risks, we believe the average diversified and patient fund investor should continue to do reasonably well as investment opportunities ebb and flow on a global basis, shifting between stocks and bonds, large and small companies, international and domestic concerns. Simply put, as long as global capital is allowed to flow to its best use, solid investment opportunities could exist.

Thank you for your continued confidence in the Fifth Third Funds.

/s/ Keith Wirtz
Keith Wirtz, CFA
Chief Investment Officer

/s/ John Augustine
John Augustine, CFA
Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.

1Terms and Definitions
--------------------------------------------------------------------------------
THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500") is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400") is an index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

THE RUSSELL 2000(R) INDEX which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALASIA AND FAR EAST INDEX ("MSCI EAFE") is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS


During the six-month period ended January 31, 2006, the Fifth Third Money Market Funds posted a gradual but persistent increase in yields on an absolute basis. The rise reflected the ability to reinvest in higher yielding securities as the Federal Open Market Committee ("FOMC") increased the Federal Funds target rate by a quarter point at each of its five scheduled meetings during the period, moving its overnight lending rate from 3.25% to 4.50%. Further aiding the Funds was a neutral duration strategy, relative to peers, which allowed the Funds to capitalize on the higher interest rates.

Consistent with this strategy, the taxable Money Market Funds held traditional money market securities, such as U.S.Treasury bills, government agency discount notes and commercial paper. The Funds also selectively sought floating and fixed coupon extension trades to capture additional yield.+

The approach was based on the belief that the FOMC would remain "measured" in its upward adjustments to its key target rate throughout 2005. As this was the case, the Funds benefited from the frequent reinvestment of cash equivalents and the inherent hedge provided by the floating interest rate securities. Furthermore, the additional liquidity allowed the Funds to readily cope with volatile cash flows. By the period's end, the Funds' duration had been slightly extended in anticipation of the eventual completion of the tightening cycle by the FOMC.+

Within the Fifth Third Prime Money Market Fund and Fifth Third Institutional Money Market Fund, a continued emphasis on high quality security selection enhanced the conservative orientation required to achieve the principal preservation objective.+

In municipal money markets, investors spent much of the period focused on the short end of the spectrum, given the uncertainty surrounding the intentions of the FOMC, the health of the economy and surging oil prices. As a result, the shape of the short-term yield curve remained largely unchanged, although rates generally inched upward.

Against this backdrop, the Fifth Third Michigan Municipal Money Market Fund1 and the Fifth Third Municipal Money Market Fund were managed conservatively and maintained a high quality orientation.When possible, the average maturity was in line or slightly longer than the iMoneyNet peer group, which allowed each Fund to capitalize on the climb in interest rates. At times, a shortage of Michigan issues made the maturity goal difficult for the Michigan Municipal Money Market Fund.+

As of January 31, 2006 approximately 80% of the Fifth Third Michigan Municipal Money Market and Municipal Money Market Fund portfolio's were comprised of daily and weekly floating rate securities, many of which are supported by letters of credit and other forms of credit enhancements issued by banks, financial institutions and corporations. The balance of the Funds' portfolios were comprised of commercial paper, notes and bonds that have a final maturity within 397 days.The mix between floaters and other investments did not change dramatically over the six-month period.+


MATURITY COMPOSITION AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY+
--------------------------------------------------------------------------------

--------------------------------------------------------------
                                                    DAYS
                                    DAYS           AS OF
                               AS OF 7/31/05      1/31/06
--------------------------------------------------------------
Fifth Third Prime                    35              36
Money Market Fund
--------------------------------------------------------------
Fifth Third Institutional            35              33
Money Market Fund
--------------------------------------------------------------
Fifth Third Institutional            35              42
Government Money
Market Fund
--------------------------------------------------------------
Fifth Third Government               34              42
Money Market Fund
--------------------------------------------------------------
Fifth Third U. S.Treasury            22              26
Money Market Fund
--------------------------------------------------------------
Fifth Third Michigan                 31              27
Municipal
Money Market Fund
--------------------------------------------------------------
Fifth Third Municipal                19              29
Money Market Fund
--------------------------------------------------------------

+Portfolio composition is subject to change.



INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1)The Fifth Third Michigan Municipal Money Market Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE


MONEY MARKET MATURITY SCHEDULES
--------------------------------------------------------------------------------
as a percentage of value of investments+

                                                       Institutional                                     Michigan
                           Prime       Institutional     Government      Government    U.S. Treasury     Municipal       Municipal
                           Money          Money            Money           Money           Money           Money           Money
                        Market Fund     Market Fund     Market Fund     Market Fund     Market Fund     Market Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Less than 8 Days          48.2%           48.3%           46.2%           32.8%           78.6%           84.7%           89.5%
------------------------------------------------------------------------------------------------------------------------------------
8 to 14 Days               2.6%            5.3%            6.3%            8.9%            0.0%            0.0%            0.0%
------------------------------------------------------------------------------------------------------------------------------------
15 to 30 Days             23.8%           24.1%           18.5%           24.7%            2.5%            2.9%            1.1%
------------------------------------------------------------------------------------------------------------------------------------
31 to 180 Days            20.3%           18.5%           25.1%           28.7%           16.8%            8.0%            1.0%
------------------------------------------------------------------------------------------------------------------------------------
181 to 365 Days            5.1%            3.8%            3.9%            4.9%            2.1%            4.4%            7.9%
------------------------------------------------------------------------------------------------------------------------------------
366 to 397 Days            0.0%            0.0%            0.0%            0.0%            0.0%            0.0%            0.5%
------------------------------------------------------------------------------------------------------------------------------------

+Portfolio composition is subject to change.

                                            PRIME MONEY MARKET FUND
                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
-------------------------------------------------------------------

CERTIFICATES OF DEPOSIT  (8.5%)
Bank of Nova Scotia, 4.50%, 9/29/06 *      $    10,000  $     9,999
Credit Suisse First Boston, 4.49%, 4/4/06       10,000       10,000
Credit Suisse First Boston, 4.81%, 12/5/06       6,000        5,999
Credit Suisse First Boston, 4.52%,
   3/21/06 *                                     6,500        6,500
Deutsche Bank, 4.63%, 7/5/06                    10,000       10,000
Dexia Credit, 4.34%, 11/6/06 *                  20,000       19,999
Royal Bank of Scotland PLC, 4.32%,
   7/5/06 *                                     15,500       15,493
Societe Generale, 4.04%, 7/27/06                 6,350        6,329
SunTrust Bank, 4.29%, 4/13/06                   10,000        9,998
Toronto Dominion Holdings, Inc.,
   3.86%, 4/7/06                                 7,200        7,190
Wells Fargo & Co., 4.50%, 2/27/06               10,000        9,999
                                                        -----------

TOTAL CERTIFICATES OF DEPOSIT                               111,506
                                                        -----------

COMMERCIAL PAPER  (20.1%)
AIG Funding, Inc., 4.53%, 3/13/06 **            10,000        9,950
Barclays Capital, 4.41%, 2/10/06 **              9,100        9,090
Barclays Capital, 4.33%, 2/23/06 **             15,000       14,961
Barclays Capital, 4.48%, 2/28/06 **              6,100        6,080
Barclays Capital, 4.42%, 3/6/06 **              10,000        9,960
Bear Stearns, 4.23%, 2/2/06 **                  10,000        9,999
BNP Paribas, 4.46%, 3/28/06 **                  15,000       14,899
Citigroup, Inc., 4.37%, 2/15/06 **              10,000        9,983
Depfa Bank PLC, 4.01%, 3/6/06 **                 8,997        8,965
Deutsche Bank, 4.48%, 2/1/06 **                 25,000       24,999
Deutsche Bank, 4.36%, 2/9/06 **                 15,000       14,985
General Electric Capital Corp., 4.39%,
   2/22/06 **                                   15,000       14,962
Goldman Sachs Group, Inc., 4.52%,
   2/24/06 **                                   10,000        9,971
Northern Trust Corp., 4.30%, 2/14/06 **         10,000        9,985
Northern Trust Corp., 4.45%, 3/28/06 **         15,000       14,899
Northern Trust Corp., 4.49%, 4/10/06 **         15,000       14,874
PNC Bank, 4.48%, 2/23/06 **                     10,000        9,973
Societe Generale, 4.18%, 2/6/06 **               5,500        5,497
Societe Generale, 4.41%, 3/6/06 **              15,000       14,940
Societe Generale, 4.44%, 3/20/06 **             10,000        9,943
Toronto Dominion Holdings, Inc.,
   4.41%, 2/21/06 **                            10,000        9,976
UBS Finance, Inc., 4.53%, 2/22/06 **            15,000       14,961
                                                        -----------

TOTAL COMMERCIAL PAPER                                      263,852
                                                        -----------

CORPORATE BONDS  (29.1%)
American Express Credit Corp., 4.64%,
   5/16/06 *                                    10,000       10,006
American Express Credit Corp., 5.50%,
   9/12/06                                       8,823        8,877


                                    Continued

                                            PRINCIPAL
                                              AMOUNT          VALUE
-------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Bank of America Corp., 6.95%,
   3/20/06                                   $   5,000  $     5,020
Bank One Corp., 6.50%, 2/1/06                   10,000       10,000
Barclays Bank PLC, 4.38%, 6/13/06 *             10,000        9,999
Bayerische Landesbank, 2.50%,
   4/28/06                                       5,375        5,350
Bear Stearns & Co., Inc., 3.00%,
   3/30/06                                      16,350       16,325
Bear Stearns & Co., Inc., 4.45%,
   12/5/06 *                                    20,000       20,000
BP Capital PLC, 2.35%, 6/15/06                   5,000        4,969
Citigroup, Inc., 5.75%, 5/10/06                 14,250       14,319
Citigroup, Inc., 4.50%, 5/19/06 *                7,500        7,503
Credit Suisse First Boston, 5.88%,
   8/1/06                                       25,724       25,900
General Electric Capital Corp., 4.46%,
   2/3/06 *                                     20,000       20,000
Goldman Sachs Group, Inc., 4.57%,
   2/21/06 *                                    10,000       10,001
Goldman Sachs Group, Inc., 4.78%,
   4/20/06 *                                    14,000       14,006
Goldman Sachs Group, Inc., 4.43%,
   8/1/06 *                                     20,000       20,007
Household Finance Corp., 3.38%,
   2/21/06                                       6,035        6,034
HSBC Finance Corp., 7.25%, 5/15/06               4,045        4,075
HSBC Finance Corp., 4.43%, 2/6/07 *             10,000       10,000
JP Morgan Chase & Co., 3.13%,
   12/11/06                                      6,500        6,412
Lehman Brothers Holdings, 6.25%,
   5/15/06                                      17,137       17,236
Merrill Lynch & Co., 4.45%, 5/5/06 *             8,000        8,002
Merrill Lynch & Co., 6.13%, 5/16/06              6,690        6,726
Merrill Lynch & Co., 4.70%, 9/18/06 *            7,400        7,411
Merrill Lynch & Co., 4.64%, 1/11/07 *           15,000       15,000
Morgan Stanley, 4.42%, 2/2/07 *                 15,000       15,000
National City Bank, 4.53%, 7/26/06 *             9,250        9,252
National City Bank, 4.47%, 8/14/06 *            15,000       15,004
SunTrust Bank, 2.50%, 5/4/06                     4,675        4,657
U.S. Bank, 2.85%, 11/15/06                       5,000        4,926
U.S. Bank, 4.49%, 9/29/06 *                      3,250        3,249
Wachovia Corp., 4.95%, 11/1/06                  12,000       12,014
Wells Fargo & Co., 4.54%, 3/3/06 *               7,100        7,101
Wells Fargo & Co., 4.46%, 1/12/07 *             25,000       25,001
Wells Fargo & Co., 6.88%, 8/8/06                 3,000        3,032
                                                        -----------

TOTAL CORPORATE BONDS                                       382,414
                                                        -----------

DEMAND NOTES  (17.8%)
Arbor Hospice, Inc., 4.55%, 10/1/26,
   (LOC: Comerica Bank) * (c)                    4,900        4,900
Atlas Industries, Inc., 4.55%, 6/1/10,
   (LOC: National City Bank) *                   4,335        4,335

                                    Continued

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT       VALUE
-------------------------------------------------------------------

DEMAND NOTES, CONTINUED
Beavercreek Enterprises, 4.55%, 3/2/20,
   (LOC: National City Bank) *               $   4,175    $   4,175
Buckeye Corrugated, Inc., 4.55%,
   10/1/17, (LOC: Key Bank) * (c)                5,860        5,860
Capital One Funding Corp., 4.53%,
   10/1/14, (LOC: Bank One) *                    2,251        2,251
Capital One Funding Corp., 4.53%,
   7/2/18, (LOC: Bank One) * (c)                   812          812
Capital One Funding Corp., 4.53%,
   10/1/21, (LOC: Bank One) * (c)                1,100        1,100
Capital One Funding Corp., 4.53%,
   1/4/27, (LOC: Bank One) *                     6,529        6,529
Central Michigan Inns, 4.54%, 4/1/30,
   (LOC: Michigan National Bank) *               2,010        2,010
CHF-ELON LLC, 4.49%, 6/1/35,
   (LOC: Regions) *                              6,500        6,500
Clare at Water Tower, 4.50%, 5/15/38,
   (LOC: Lasalle Bank) *                        12,500       12,500
Cornerstone Funding Corp., 4.58%,
   12/1/11, (LOC: SunTrust) *                    8,225        8,225
Cornerstone Funding Corp., 4.58%,
   9/1/25, (LOC: SunTrust) *                     5,750        5,750
GTB Properties LLC, 4.73%, 7/1/23,
   (LOC: National Australia Bank) *              4,265        4,265
Harry W. Albright, Jr., 4.64%, 5/1/21,
   (LOC: National Australia Bank) *              5,485        5,485
Heart Center Medical Group, 4.55%,
   10/1/30, (LOC: National City Bank) *         10,035       10,035
HWP Co., Ltd. Project, 4.55%,
   12/3/18, (LOC: National City Bank) * (c)      4,450        4,450
Iowa 80 Group Inc., 4.51%, 6/1/16,
   (LOC: Wells Fargo) *                          4,200        4,200
Jackson 2000, 4.55%, 6/1/49, (LOC:
   KeyBank) *                                    9,115        9,115
Jefferson Land Development, 4.60%,
   10/1/16, (LOC:  National City Bank) * (c)     1,040        1,040
Landmark Medical LLC, 4.60%, 1/1/21,
   (LOC: Bank One) *                             7,980        7,980
Lexington Financial Services, 4.58%,
   2/1/26, (LOC: LaSalle Bank) *                 8,800        8,800
Mount Carmel East Professional, 4.55%,
   1/1/14, (LOC: National City) * (c)            1,660        1,660
Mr. K Enterprises, 4.73%, 9/1/16,
   (LOC: National Australia Bank) *              6,150        6,150
New Belgium Brewery Co., 4.67%,
   7/1/15, (LOC:  KeyBank) *                     3,470        3,470
Northside Christian Church, 4.60%,
   4/1/30, (LOC: Bank One) *                     6,830        6,830
Park State Properties LLC, 4.49%,
   11/1/34, (LOC: US Bank) *                    16,500       16,500
PCI Paper Conversions, Inc., 4.55%,
   4/1/10, (LOC: KeyBank) *                      2,080        2,080


                                    Continued


                                            PRINCIPAL
                                              AMOUNT          VALUE
-------------------------------------------------------------------

DEMAND NOTES, CONTINUED
Pittsburgh Technical Institute, 4.55%,
   10/1/15, (LOC: National City Bank) *    $    10,505  $    10,505
PRD Finance LLC, 4.50%, 4/1/27,
   (LOC: National City Bank) *                   7,750        7,750
Precision Tool and Die, 4.55%, 3/1/10,
   (LOC: National City Bank) *                   3,983        3,983
Revenue Bond CTF Series Trust,
   5.04%, 6/1/24, (LOC:  AIG) * (c)              3,835        3,835
Revenue Bond CTF Series Trust
   Castlegate 3, 5.04%, 6/1/17, (LOC: AIG) *     2,540        2,540
Royal Town Center LLC Project,
   4.55%, 10/1/47, (LOC: Comerica Bank) *        5,095        5,095
Saint Andrew United, 4.50%, 7/1/29,
   (LOC: Wachovia Bank) *                       14,085       14,085
SDK Cameron LLC, 4.55%, 10/1/35,
   (LOC: Comerica Bank) * (c)                    3,275        3,275
Second & Main, Ltd., 4.55%, 8/1/11,
   (LOC: National City Bank) *                   2,950        2,950
Secor Realty, Inc., 4.55%, 4/1/20,
   (LOC: National City Bank) *                   8,615        8,615
SGS Tool Co., 4.55%, 12/1/12, (LOC:
   Bank One) *                                   5,325        5,325
Sharonville Realty Enterprises, 4.60%,
   4/1/20, (LOC: Bank One) * (c)                 7,900        7,900
Zeigler Realty LLC, 4.64%, 9/1/26,
   (LOC: National City Bank) *                   1,920        1,920
                                                        -----------

TOTAL DEMAND NOTES                                          234,785
                                                        -----------

MUNICIPAL BONDS  (14.5%)
ALASKA  (0.3%)
Four Dam Pool Electric Revenue,
   4.52%, 7/1/26 *                               3,770        3,770
                                                        -----------

ARIZONA  (0.9%)
Tempe Industrial Development
   Authority Revenue, 4.47%, 7/1/34 *           11,690       11,690
                                                        -----------

CALIFORNIA  (3.1%)
Riverside County, 4.46%, 11/1/20 *               7,000        7,000
Sacramento County, 4.46%, 7/1/22 *              32,430       32,430
                                                        -----------
                                                             39,430
                                                        -----------
COLORADO  (0.1%)
Pueblo Housing Authority Purchasing
   Revenue, 4.67%, 12/1/18 * (c)                 1,820        1,820
                                                        -----------

GEORGIA  (0.8%)
Columbus Development Authority,
   Industrial Revenue, Litho-Krome Project,
   4.57%, 8/1/22 *                              10,125       10,125
                                                        -----------

ILLINOIS  (1.0%)
Chicago, Series B, 4.53%, 1/1/19 *              13,530       13,530
                                                        -----------


                                    Continued

                                            PRIME MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                       JANUARY 31, 2006 (UNAUDITED)
                              (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
IOWA (0.5%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   4.60%, 9/1/21 *                          $    6,980  $     6,980
                                                        -----------

KENTUCKY (1.2%)
Bardstown Industrial Revenue, 4.64%,
   6/1/24 *                                      7,950        7,950
Webster County Industrial Revenue,
   Green River Project, 4.49%, 11/1/24 *         7,700        7,700
                                                        -----------
                                                             15,650
                                                        -----------

MICHIGAN (1.5%)
Commerce Charter Township,
   Downtown Development,
   4.52%, 10/1/34 *                             20,000       20,000
                                                        -----------

MINNESOTA (0.7%)
Minneapolis Taxable Pension, 4.52%,
   12/1/13 *                                     9,830        9,830
                                                        -----------

MISSISSIPPI (0.2%)
Business Finance Corp., Industrial
   Development Revenue, Koch Freezers
   LLC, 4.60%, 3/1/17 *                          2,900        2,900
                                                        -----------

NEW YORK (0.6%)
Housing Development Corp., Multi
   Family Rental Housing Revenue, 4.46%,
   6/1/33 *                                      7,700        7,700
                                                        -----------

NORTH CAROLINA (1.7%)
Capital Facilities Financial Agency
   Revenue, Wolfpack Powers, 4.47%,
   9/1/18 *                                      5,300        5,300
Roman Catholic Diocese, Series A,
   4.59%, 6/1/18 *                              17,050       17,050
                                                        -----------
                                                             22,350
                                                        -----------
OHIO (0.3%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project, 4.55%,
   6/1/31 *                                      4,500        4,500
                                                        -----------

PENNSYLVANIA (0.2%)
Allegheny County, Industrial
   Development Authority Revenue, 4.55%,
   5/1/15 *                                      2,700        2,700
                                                        -----------

TENNESSEE (0.6%)
Jackson Energy Authority, 4.47%,
   10/1/25 *                                     8,450        8,450
                                                        -----------

UTAH (0.2%)
Housing Corp., Multi Family Revenue,
   5.04%, 1/1/22 *                               2,061        2,061
                                                        -----------


                                    Continued

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
WASHINGTON (0.6%)
Housing Finance Community,
   Multifamily Revenue, Monticello Park
   Project, 4.53%, 8/1/26 *                  $   3,910  $     3,910
State Housing Finance Community,
   Multi Family Revenue, Eaglepointe
   Apartments-B, 5.04%, 7/1/28 *                 1,610        1,610
State Housing Finance Community,
   Multi Family Revenue,Winterhill
   Apartments- B, 5.04%, 7/1/28 *                2,175        2,175
                                                        -----------
                                                              7,695
                                                        -----------

TOTAL MUNICIPAL BONDS                                       191,181
                                                        -----------

REPURCHASE AGREEMENTS (9.6%)
State Street, 4.35%, 2/1/06, (Proceeds at
   maturity, $1,366, Collateralized by a
   U.S. Government Agency security,
   4.25%, 7/15/09, value $1,415)                 1,366        1,366
UBS Investment Bank, 4.45%, 2/1/06,
   (Proceeds at maturity, $125,015,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-7.63%, 2/15/06-10/15/19,
   value $127,504)                             125,000      125,000
                                                        -----------

TOTAL REPURCHASE AGREEMENTS                                 126,366
                                                        -----------

MONEY MARKETS (0.3%)
AIM Funds Liquid Assets Portfolio            1,391,102        1,391
Goldman Sachs Financial Square Prime
   Obligations Fund                          2,932,336        2,932
                                                        -----------

TOTAL MONEY MARKETS                                           4,323
                                                        -----------

TOTAL INVESTMENTS (COST $1,314,427) (a) - 99.9%           1,314,427

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                    943
                                                        -----------

NET ASSETS - 100.0%                                     $ 1,315,370
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
-------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (7.4%)
Bank of Nova Scotia, 4.50%, 9/29/06 *      $    20,000  $    19,998
Barclays Bank PLC, 4.33%, 6/1/06 *              10,000       10,000
BNP Paribas, 4.00%, 7/20/06                      4,700        4,684
Credit Suisse First Boston, 4.49%, 4/4/06 *     15,000       15,000
Deutsche Bank, 4.63%, 7/5/06 *                  10,000       10,000
Dexia Credit, 4.34%, 11/6/06 *                  15,000       14,999
SunTrust Bank, 4.29%, 4/13/06                   10,000        9,998
Toronto Dominion Bank, 3.82%,
   7/3/06                                       15,000       14,945
Wells Fargo & Co., 4.01%, 7/24/06                4,500        4,484
                                                        -----------

TOTAL CERTIFICATES OF DEPOSIT                               104,108
                                                        -----------

COMMERCIAL PAPER (32.1%)
Abbey National, 4.38%, 2/13/06 **               25,000       24,964
AIG Funding, Inc., 4.53%, 3/13/06 **            10,000        9,950
American Express, 4.37%, 2/17/06 **             15,000       14,971
Barclays Capital, 4.33%, 2/23/06 **              5,000        4,987
Barclays Capital, 4.43%, 2/27/06 **              4,600        4,585
Barclays Capital, 4.43%, 2/28/06 **              4,600        4,585
Barclays Capital, 4.42%, 3/6/06 **              10,000        9,960
Bear Stearns, 4.23%, 2/2/06 **                  10,000        9,999
BNP Paribas, 4.50%, 2/15/06 **                  30,000       29,947
Citigroup Inc., 4.37%, 2/17/06 **               15,000       14,971
Depfa Bank PLC, 4.24%, 2/6/06 **                15,000       14,991
Depfa Bank PLC, 4.01%, 3/6/06 **                 7,000        6,975
Deutsche Bank, 4.36%, 2/9/06 **                  5,000        4,995
Dexia Delaware LLC, 4.31%, 2/3/06 **            10,000        9,998
Dexia Delaware LLC, 4.47%, 4/5/06 **            15,000       14,884
Dupont, 4.44%, 2/1/06 **                        24,831       24,831
General Electric Capital Corp., 4.38%,
   3/1/06 **                                    30,000       29,899
General Electric Capital Corp., 4.45%,
   3/15/06 **                                    6,200        6,168
Goldman Sachs Group, Inc., 4.52%,
   2/24/06 **                                   10,000        9,971
Northern Trust Corp., 4.33%, 2/9/06 **          14,930       14,916
Northern Trust Corp., 4.30%, 2/14/06 **         10,000        9,985
Northern Trust Corp., 4.37%, 2/21/06 **         10,000        9,976
Northern Trust Corp., 4.45%, 3/28/06 **         15,000       14,899
PNC Bank, 4.48%, 2/23/06 **                      5,000        4,986
Purdue Research, 4.45%, 3/1/06                   6,150        6,150
Rabobank Capital Funding Trust,
   4.46%, 2/1/06 **                             25,000       25,000
Societe Generale, 4.23%, 2/1/06 **              24,525       24,525
Societe Generale, 4.30%, 2/3/06 **               4,100        4,099
Societe Generale, 4.54%, 3/6/06 **               5,300        5,278
Societe Generale, 4.44%, 3/20/06 **             18,500       18,393
UBS, 4.36%, 2/10/06 **                          20,000       19,978
UBS, 4.43%, 2/28/06 **                           1,785        1,779
UBS, 4.50%, 3/21/06 **                           3,480        3,459
UBS Finance, Inc., 4.48%, 2/22/06 **            20,800       20,747
University of Michigan, 4.38%, 2/6/06            5,660        5,660
University of Texas, 4.38%, 2/7/06               9,932        9,932
                                                        -----------

TOTAL COMMERCIAL PAPER                                      451,393
                                                        -----------


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
CORPORATE BONDS (24.7%)
Abbott Laboratories, 6.40%, 12/1/06        $     1,000  $     1,012
American Express Credit Corp., 4.64%,
   5/16/06 *                                     7,000        7,004
American Express Credit Corp., 5.50%,
   9/12/06                                       7,000        7,043
Bank of America Corp., 7.13%,
   9/15/06                                       8,503        8,635
Bank of New York, 2.20%, 5/12/06                 7,850        7,801
Bank One Corp., 6.50%, 2/1/06                   18,250       18,250
Barclays Bank PLC, 4.38%, 6/13/06 *             15,000       14,999
Bear Stearns & Co., Inc., 3.00%,
   3/30/06                                      10,000        9,985
Bear Stearns & Co., Inc., 6.50%,
   5/1/06                                        5,500        5,525
Bear Stearns & Co., Inc., 4.45%,
   12/5/06 *                                    15,000       15,000
BP Capital PLC, 2.35%, 6/15/06                   6,000        5,960
Citigroup, Inc., 5.75%, 5/10/06                  7,500        7,537
Credit Suisse First Boston, 5.88%,
   8/1/06                                       12,000       12,082
Deutsche Bank AG, 4.52%, 3/2/06 *               20,495       20,496
General Electric Capital Corp., 4.46%,
   2/3/06 *                                     15,000       15,000
General Electric Capital Corp., 5.35%,
   3/30/06                                       3,937        3,944
Goldman Sachs Group, Inc., 4.57%,
   2/21/06 *                                     5,000        5,001
Goldman Sachs Group, Inc., 4.78%,
   4/20/06 *                                    16,635       16,642
Goldman Sachs Group, Inc., 4.43%,
   8/1/06 *                                     20,000       20,004
Household Finance Corp., 3.38%,
   2/21/06                                       5,000        4,999
HSBC Finance Corp., 4.43%, 2/6/07 *             15,000        15,000
Lehman Brothers Holdings, 6.25%,
   5/15/06                                      11,900       11,964
Lehman Brothers Holdings, 7.50%,
   9/1/06                                        3,615        3,676
Merrill Lynch & Co., 4.45%, 5/5/06 *             8,000        8,002
Merrill Lynch & Co., 6.13%, 5/16/06              5,000        5,029
Merrill Lynch & Co., 4.77%, 5/22/06 *           10,950       10,965
Merrill Lynch & Co., 4.70%, 9/18/06 *            7,400        7,411
Merrill Lynch & Co., 4.18%, 1/26/07              5,000        4,968
National City Bank, 2.50%, 4/17/06              10,000        9,976
U.S. Bancorp, 2.75%, 3/30/06                     3,870        3,864
U.S. Bank, 2.85%, 11/15/06                       4,465        4,399
Wachovia Corp., 4.34%, 12/4/06 *                 5,000        5,000
Wachovia Corp., 4.95%, 11/1/06                  11,067       11,081
Wells Fargo & Co., 4.38%, 2/27/06               25,000       25,000
Wells Fargo & Co., 4.58%, 9/15/06 *              4,000        4,003
Wells Fargo & Co., 4.46%, 1/12/07 *             10,000       10,000
                                                        -----------

TOTAL CORPORATE BONDS                                       347,257
                                                        -----------


                                    Continued

                                    INSTITUTIONAL MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
DEMAND NOTES (4.9%)
Capital One Funding, 4.53%, 8/2/21,
   (LOC: Bank One) *                         $   4,557    $   4,557
Capital One Funding, 4.53%, 4/1/26,
   (LOC: Bank One) *                             7,871        7,871
CHF-ELON LLC, 4.49%, 6/1/35,
   (LOC: Regions Financial Corp.) *              7,000        7,000
Cornerstone Funding Corp., 4.58%,
   11/15/06, (LOC: SunTrust) *                   4,451        4,451
Cornerstone Funding Corp., 4.58%,
   4/1/21, (LOC: SunTrust) *                     6,700        6,700
Cornerstone Funding Corp., 4.58%,
   1/1/34, (LOC: SunTrust) *                     4,176        4,176
Flatrock River Lodge LP, 4.64%,
   7/1/16, (LOC: FHLB) *                         1,520        1,520
Gulf Gate Apartments, 4.57%, 9/1/28,
   (LOC: Wells Fargo) *                          2,000        2,000
Lodge of the Wabash, 4.64%, 7/1/16,
   (LOC: FHLB) *                                 1,730        1,730
Metaltec Steel Abrasive, 4.61%,
   11/1/34, (LOC: Comerica Bank) *               4,505        4,505
Northport Baptist Church, 4.59%,
   9/1/24, (LOC: Regions Financial Corp.) *      3,100        3,100
Park State Properties LLC, 4.49%,
   11/1/34, (LOC: US Bank) *                     5,500        5,500
Praise Tabernacle Outreach, 4.59%,
   6/1/24, (LOC: Comerica Bank) *                3,790        3,790
Presentation School, Inc., 4.50%,
   7/1/30, (LOC: FHLB) *                         5,700        5,700
Vancouver Clinic Building, 4.51%,
   2/1/24, (LOC: US Bank) *                      4,550        4,550
White River Lodge LP, 4.64%, 7/1/16,
   (LOC: FHLB) *                                 1,625        1,625
                                                        -----------

TOTAL DEMAND NOTES                                           68,775
                                                        -----------

MUNICIPAL BONDS (17.4%)
ARKANSAS (1.3%)
Northwest Regional Airport Authority,
   Airport Revenue, Series A, 4.54%, 2/1/21 *   15,725       15,725
Northwest Regional Airport Authority,
   Airport Revenue, Series B, 4.54%, 2/1/08 *    1,850        1,850
                                                        -----------
                                                             17,575
                                                        -----------
CALIFORNIA (2.6%)
Kern Water Authority Revenue, Series B,
   4.57%, 7/1/28 *                               4,800        4,800
Sacramento County, 4.46%, 7/1/22 *               5,000        5,000
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B, 4.54%, 7/15/35 *        2,050        2,050
Saint Michael's Episcopal Day School,
   4.56%, 7/1/28 *                               2,290        2,290
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   4.46%, 7/1/24 *                               8,000        8,000

                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
Statewide Community Development
    Authority, Multifamily Revenue, Dublin,
   4.56%, 12/15/37 *                         $   5,010    $   5,010
Statewide Community Development
   Authority, Multifamily Revenue, Fairway
   Properties, 4.56%, 12/15/37 *                 5,550        5,550
Statewide Community Development
   Authority, Multifamily Revenue, Palms
   Apartments, 4.52%, 5/15/35 *                  2,945        2,945
Statewide Community Development
   Authority, Multifamily Revenue,
   Series X-T, 4.54%, 10/15/32 *                 1,400        1,400
                                                        -----------
                                                             37,045
                                                        -----------
GEORGIA (1.9%)
Athens-Clarke County Industrial
   Development Authority Revenue,
   Leucadia Inc., Project, 4.51%, 7/1/07 *       3,550        3,550
Atlanta Urban Residential Finance
   Authority, 4.64%, 1/1/23 *                      700          700
Augusta Housing Authority Multifamily
   Revenue, 4.59%, 5/15/33 *                       500          500
Gwinnett County Development
   Authority, Hopewell Christian Academy,
   4.47%, 12/1/21 *                              6,100        6,100
Municipal Gas Authority Revenue,
   4.57%, 2/1/15 *                              15,175       15,175
                                                        -----------
                                                             26,025
                                                        -----------
ILLINOIS (1.1%)
Evanston, Maple Street Parking Facility,
   4.54%, 12/1/21 *                              1,600        1,600
Financial Authority Revenue, Fairview
   Obligation, Series D, 4.50%, 8/15/34 *        1,150        1,150
Financial Authority Revenue, Fariview
   Obligation, Series C, 4.50%, 8/15/34 *       12,350       12,350
                                                        -----------
                                                             15,100
                                                        -----------
INDIANA (2.1%)
Health Facilities Financing Authority
   Revenue, 4.53%, 4/1/24 *                      4,995        4,995
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 4.50%, 8/1/25 *                    23,875       23,875
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   4.60%, 11/1/36 *                                985          985
                                                        -----------
                                                             29,855
                                                        -----------

IOWA (0.4%)
Finance Authority Retirement
   Community Revenue, 4.50%, 12/1/20 *           5,315        5,315
                                                        -----------

KENTUCKY (0.4%)
Boone County Industrial Revenue,,
   4.61%, 6/1/23 *                               5,395        5,395
                                                        -----------

                                    Continued

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN (3.3%)
Canton Charter Township, General
   Obligation, 4.63%, 3/1/11 *               $   1,500    $   1,500
Commerce Charter Township,
   Downtown Development,
   4.52%, 10/1/18 *                             13,000       13,000
Commerce Charter Township,
   Downtown Development,
   4.52%, 10/1/34 *                             15,000       15,000
Kent County, 4.54%, 3/1/08 *                    12,000       12,000
Ypsilanti Charter Township, Taxable
   Capital Improvements, Series B, 4.63%,
   4/1/19 *                                      3,340        3,340
                                                        -----------
                                                             44,840
                                                        -----------
MINNESOTA (0.3%)
Plymouth Revenue, Carlson Center
   Project, 4.51%, 4/1/12 *                      1,200        1,200
St. Paul Port Authority District, 4.65%,
   3/1/22 *                                      3,655        3,655
                                                        -----------
                                                              4,855
                                                        -----------
MISSOURI (0.6%)
Kansas City Industrial Development
   Authority, Taxable Downtown Arena,
   4.57%, 4/1/40 *                               8,930        8,930
                                                        -----------

NEBRASKA (0.8%)
Omaha Special Obligation, Riverfront
   Redevelopment, 4.63%, 2/1/26 *               11,765       11,765
                                                        -----------

NEW MEXICO (0.1%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project, 4.57%, 11/1/22 *         1,800        1,800
                                                        -----------

NORTH CAROLINA (0.6%)
Roman Catholic Diocese, Series A,
   4.59%, 6/1/18 *                               9,115        9,115
                                                        -----------

OHIO (0.6%)
Cuyahoga County Ohio Health Care
   Revenue, 4.59%, 5/15/12 *                     3,675        3,675
Richland County, Healthcare Facilities
   Revenue, Wesleyan, Series B, 4.49%,
   11/1/27 *                                     4,900        4,900
                                                        -----------
                                                              8,575
                                                        -----------
PENNSYLVANIA (0.3%)
Berks County Industrial Development
   Authority Revenue, 4.69%, 7/1/16 *            1,600        1,600
Berks County Municipal Authority,
   4.54%, 5/15/22 *                              2,940        2,940
                                                        -----------
                                                              4,540
                                                        -----------
TEXAS (0.1%)
Alamo Heights Higher Education
   Facilities Corp., 4.64%, 4/1/07 *            1,630         1,630
                                                        -----------

                                    Continued

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
UTAH (0.2%)
Tooele City Industrial Development
   Revenue, Series A, 4.51%, 10/1/22 *      $    2,800  $     2,800
                                                        -----------

VIRGINIA (0.4%)
Arlington County Industrial
   Development Authority, 4.54%, 2/1/16 *        5,100        5,100
                                                        -----------

WASHINGTON (0.3%)
Housing Finance Community
   Multifamily Housing Revenue, Everett,
   Series B, 4.53%, 1/15/38 *                    2,000        2,000
Housing Finance Community
   Multifamily Revenue, Granite Falls,
   Series B, 4.54%, 10/1/27 *                    1,190        1,190
Housing Finance Community
   Multifamily Revenue, Summer Ridge,
   Series B, 4.65%, 12/1/29 *                      780          780
                                                        -----------
                                                              3,970
                                                        -----------

TOTAL MUNICIPAL BONDS                                       244,230
                                                        -----------

U.S. GOVERNMENT AGENCIES (0.6%)
FREDDIE MAC (0.6%)
4.54%, 1/15/42 *                                 7,842        7,842
                                                        -----------

TOTAL U.S. GOVERNMENT AGENCIES                                7,842
                                                        -----------

REPURCHASE AGREEMENTS (12.6%)
State Street, 4.35%, 2/1/06, (Proceeds at
   maturity, $2,049, Collateralized by a
   U.S. Government Agency security,
   4.25%, 7/15/09, value $2,125)                 2,049        2,049
UBS Investment Bank, 4.45%, 2/1/06,
   (Proceeds at maturity, $175,022,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-6.73%, 2/9/06 - 7/7/25,
   value $178,503)                             175,000      175,000
                                                        -----------

TOTAL REPURCHASE AGREEMENTS                                 177,049
                                                        -----------

MONEY MARKETS (0.2%)
AIM Funds Liquid Assets Portfolio            1,481,393        1,481
Goldman Sachs Financial Square Prime
   Obligations Fund                          1,616,183        1,616
                                                        -----------

TOTAL MONEY MARKETS                                           3,097
                                                        -----------

TOTAL INVESTMENTS (COST $1,403,751) (a) - 99.9%           1,403,751

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                    801
                                                        -----------

NET ASSETS - 100.0%                                     $ 1,404,552
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                         INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                       JANUARY 31, 2006 (UNAUDITED)
                              (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (70.3%)
FANNIE MAE (19.9%)
4.13%, 2/1/06 **                             $  10,000    $  10,000
5.88%, 2/2/06                                    2,000        2,000
3.15%, 2/6/06                                   12,850       12,848
4.41%, 2/10/06 **                                8,435        8,426
5.50%, 2/15/06                                  11,374       11,380
4.25%, 2/22/06 **                               10,000        9,976
2.25%, 2/28/06                                   9,655        9,643
4.42%, 3/8/06 **                                 6,980        6,950
3.02%, 6/1/06                                    5,000        4,976
3.01%, 6/2/06                                    5,000        4,975
5.25%, 6/15/06                                  13,015       13,067
3.25%, 6/28/06                                   3,475        3,459
3.25%, 7/12/06                                   8,867        8,821
4.00%, 10/16/06                                    500          497
                                                        -----------
                                                            107,018
                                                        -----------
FEDERAL FARM CREDIT BANK (6.6%)
6.60%, 7/7/06                                    3,800        3,832
2.13%, 7/17/06                                   5,000        4,947
4.28%, 8/1/06 *                                 15,000       14,999
3.20%, 10/12/06                                  2,000        1,980
4.39%, 12/22/06 *                               10,000        9,999
                                                        -----------
                                                             35,757
                                                        -----------
FEDERAL HOME LOAN BANK (27.4%)
3.19%, 2/7/06                                    5,000        5,000
4.28%, 2/10/06 **                                6,250        6,243
2.00%, 2/13/06                                   4,000        3,998
5.38%, 2/15/06                                   3,800        3,802
2.00%, 2/27/06                                   4,500        4,492
5.13%, 3/6/06                                    6,265        6,273
2.38%, 4/5/06                                    5,000        4,986
2.50%, 4/11/06                                   4,000        3,985
1.85%, 4/20/06                                   4,000        3,978
2.32%, 4/28/06                                   1,250        1,246
4.20%, 5/10/06 *                                20,000       19,998
2.75%, 5/15/06                                   3,500        3,482
4.25%, 5/15/06                                   5,000        4,995
4.45%, 6/14/06 *                                25,000       24,999
2.26%, 6/16/06                                   5,000        4,955
3.25%, 7/21/06                                   2,350        2,341
3.50%, 8/15/06                                   6,375        6,344
5.25%, 8/15/06                                   2,000        2,006
4.40%, 8/21/06 *                                30,000       30,001
2.75%, 11/15/06                                  4,000        3,937
                                                        -----------
                                                            147,061
                                                        -----------
FREDDIE MAC (16.4%)
2.15%, 2/10/06                                  15,000       14,992
4.29%, 2/21/06 **                                5,000        4,988
4.35%, 3/7/06 **                                10,000        9,959
4.40%, 3/14/06 **                                2,900        2,886
4.45%, 3/21/06 **                                4,461        4,435
4.50%, 5/16/06 **                                4,200        4,146
2.00%, 5/30/06                                   2,500        2,481


                                    Continued


                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
6.75%, 5/30/06                               $   3,665  $     3,691
2.50%, 11/28/06                                  2,250        2,210
2.88%, 12/15/06                                  4,000        3,938
4.54%, 1/15/42 *                                24,508       24,508
4.54%, 10/15/45 *                                9,978        9,978
                                                        -----------
                                                             88,212
                                                        -----------

TOTAL U.S. GOVERNMENT AGENCIES                              378,048
                                                        -----------

REPURCHASE AGREEMENTS (29.5%)
State Street, 4.35%, 2/1/06, (Proceeds at
   maturity, $28,440, Collateralized by a
   U.S. Government Agency security,
   4.25%, 3/23/07, $28,720)                     28,437       28,437
UBS Investment Bank, 4.45%, 2/1/06,
   (Proceeds at maturity, $130,016,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-7.06%, 2/6/06 - 5/18/20,
   value $132,602)                             130,000      130,000
                                                        -----------

TOTAL REPURCHASE AGREEMENTS                                 158,437
                                                        -----------

MONEY MARKETS (0.2%)
AIM Treasury Money Market Fund               1,080,978        1,081
Goldman Sachs Financial Square
   Government Fund                               4,033            4
                                                        -----------

TOTAL MONEY MARKETS                                           1,085
                                                        -----------

TOTAL INVESTMENTS (COST $537,570) (a) - 100.0%              537,570

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                    228
                                                        -----------

NET ASSETS - 100.0%                                     $   537,798
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (95.6%)
FEDERAL FARM CREDIT BANK (18.1%)
5.40%, 3/22/06                               $     500    $     501
4.28%, 5/8/06 *                                 15,000       15,000
5.50%, 6/15/06                                     725          728
3.00%, 6/30/06                                   1,500        1,493
2.13%, 7/17/06                                   5,000        4,946
4.28%, 8/1/06 *                                 10,000        9,999
4.39%, 12/22/06 *                                5,000        4,999
3.27%, 1/12/07                                   1,000          986
4.60%, 1/23/07                                     500          499
                                                        -----------
                                                             39,151
                                                        -----------
FEDERAL HOME LOAN BANK (77.5%)
4.21%, 2/1/06 **                                 5,000        5,000
4.22%, 2/3/06 **                                10,600       10,598
4.37%, 2/6/06 **                                 8,305        8,300
3.19%, 2/7/06                                    2,000        2,000
4.28%, 2/10/06 **                               12,858       12,844
2.00%, 2/13/06                                   6,525        6,521
2.38%, 2/15/06                                  13,785       13,775
4.37%, 2/22/06 **                                9,300        9,276
2.00%, 2/27/06                                     530          529
4.47%, 3/1/06 *                                  5,000        5,000
5.13%, 3/6/06                                    4,635        4,640
4.33%, 3/7/06 **                                 3,035        3,023
4.34%, 3/8/06 **                                 6,553        6,526
2.50%, 3/13/06                                   5,900        5,888
2.50%, 3/15/06                                   5,020        5,009
4.00%, 3/28/06                                   5,000        4,997
2.38%, 4/5/06                                   12,000       11,958
2.50%, 4/11/06                                   3,000        2,989
2.13%, 5/15/06                                     500          497
2.75%, 5/15/06                                   2,000        1,990
2.88%, 5/22/06                                   2,500        2,490
4.45%, 6/14/06 *                                15,000       14,999
3.25%, 7/21/06                                   4,720        4,696
3.25%, 8/11/06                                   2,205        2,189
3.50%, 8/15/06                                   1,925        1,913
5.25%, 8/15/06                                   1,345        1,354
6.38%, 8/15/06                                     500          504
3.38%, 8/18/06                                     700          695
4.40%, 8/21/06 *                                15,000       15,000
2.95%, 9/14/06                                     785          777
3.00%, 11/15/06                                  1,000          987
4.88%, 11/15/06                                    400          400
2.75%, 12/15/06                                    350          344
                                                        -----------
                                                            167,708
                                                        -----------

TOTAL U.S. GOVERNMENT AGENCIES                              206,859
                                                        -----------


                                    Continued



                                             SHARES        VALUE
-------------------------------------------------------------------

MONEY MARKETS (4.7%)
Goldman Sachs Financial Square
   Federal Fund                              8,627,668  $     8,628
STIT Government Tax
   Advantage Fund                            1,602,723        1,603
                                                        -----------

TOTAL MONEY MARKETS                                          10,231
                                                        -----------

TOTAL INVESTMENTS (COST $217,090) (a) - 100.3%              217,090

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                 (585)
                                                        -----------

NET ASSETS - 100.0%                                     $   216,505
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
TREASURY BILLS (10.5%)
3.84%, 3/2/06 **                             $  10,000    $   9,970
3.81%, 3/23/06 **                               15,000       14,922
4.25%, 5/11/06 **                               30,000       29,657
4.24%, 6/15/06 **                               40,000       39,378
4.30%, 6/22/06 **                               15,000       14,753
4.29%, 6/29/06 **                               15,000       14,741
                                                        -----------

TOTAL TREASURY BILLS                                        123,421
                                                        -----------

TREASURY NOTES (11.0%)
1.63%, 2/28/06                                  20,000       19,975
4.63%, 5/15/06                                  45,000       45,091
2.75%, 6/30/06                                  40,000       39,767
2.75%, 7/31/06                                  25,000       24,807
                                                        -----------

TOTAL TREASURY NOTES                                        129,640
                                                        -----------

REPURCHASE AGREEMENTS (B) (78.6%)
ABN AMRO, 4.38%, 2/1/06                        215,000      215,000
Barclays Capital, 4.37%, 2/1/06                200,000      200,000
Deutsche Bank, 4.39%, 2/1/06                   200,000      200,000
Nesbitt Burns, 4.37%, 2/1/06                    50,000       50,000
State Street, 4.29%, 2/1/06                      7,765        7,765
UBS Investment Bank, 4.39%, 2/1/06             255,000      255,000
                                                        -----------

TOTAL REPURCHASE AGREEMENTS                                 927,765
                                                        -----------

MONEY MARKETS (0.2%)
AIM Treasury Money Market Fund               1,386,636        1,387
Goldman Sachs Financial Square
   Treasury Obligation                       1,192,350        1,192
                                                        -----------

TOTAL MONEY MARKETS                                           2,579
                                                        -----------

TOTAL INVESTMENTS (COST $1,183,405) (A) - 100.3%          1,183,405
                                                        -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%               (3,551)
                                                        -----------

NET ASSETS - 100.0%                                     $ 1,179,854
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                               MICHIGAN MUNICIPAL MONEY MARKET FUND
                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
COMMERCIAL PAPER (1.3%)
State Building Authority, 3.17%,
   2/2/06                                    $   2,500  $     2,500
                                                        -----------

TOTAL COMMERCIAL PAPER                                        2,500
                                                        -----------

MUNICIPAL BONDS (98.5%)
ALASKA (1.3%)
Valdez Marine Term Revenue, Exxon
   Mobile Corp., 2.97%, 12/1/33 *                2,500        2,500
                                                        -----------

MICHIGAN (94.7%)
Ann Arbor Economic Development
   Corp., Limited Obligation Revenue,
   Glacier Hills, Inc. Project,
   3.03%, 11/1/25 *                              5,200        5,200
Ann Arbor School District Public
   Schools, GO, 3.00%, 5/1/06                    1,000          999
Building Authority, 3.02%, 10/15/40 *            9,500        9,500
Building Authority Revenue, Series III,
   3.00%, 10/15/06                               2,500        2,500
Cadillac Area Public Schools, 5.375%,
   5/1/17                                        1,665        1,676
Chippewa Valley Schools, 4.00%,
   5/1/06                                          370          371
Detroit City School District, 5.50%,
   5/1/06                                        1,730        1,742
Detroit Sewage Disposal Revenue,
   3.07%, 7/1/33 *                               5,240        5,240
Detroit Waterfront Reclamation,
   Series C, 3.17%, 5/1/09 *                     7,405        7,406
Farmington Hills Economic
   Development Corp., Marketing Displays,
   (AMT), 3.25%, 9/1/08 *                          470          470
Forest Hills Public Schools, 3.00%,
   5/1/06                                        1,225        1,226
Genesee County Economic Development
   Corp., Rawcar Group, (AMT), 3.15%,
   5/1/20 *                                      2,190        2,190
Green Lake Township Economic
   Development Corp., 3.02%, 6/1/34 *            3,600        3,600
Hospital Finance Authority Revenue
   Balmoral, Inc., 3.25%, 9/1/16 * (c)             465          465
Hospital Financial Authority Revenue,
   Hospital Equipment Loan Program,
   3.05%, 12/1/23 *                                 60           60
Housing Development Authority, Hunt
   Club Apartments, 3.06%, 7/15/35 *               475          475
Housing Development Authority,
   Limited Obligation Revenue, Shoal
   Creek, 3.10%, 10/1/07 *                       2,100        2,100
Housing Development Authority, Ltd.,
   3.03%, 6/1/25 *                                 150          150
Housing Development Authority, Ltd.,
   3.08%, 1/1/29 * (c)                           3,800        3,800


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Housing Development Authority,
   Series A, 3.09%, 9/1/35 *                 $   6,900    $   6,900
Jackson County Economic Development
   Corp., Limited Obligation Revenue, Vista
   Grande Villa, Series A, 3.07%, 11/1/31 *      1,200        1,200
Jackson County Hospital Financial
   Authority, Hospital Revenue, W.A. Foote
   Memorial Hospital-B, 3.02%, 6/1/26 *          2,950        2,950
Jackson Public Schools, State Aid
   Anticipation Notes, Series B, 3.75%,
   5/24/06                                       1,250        1,253
Livonia Water Supply & Wastewater
   Systems, 2.50%, 11/1/06 *                       200          199
Mancelona Area Water, Sewer Authority,
   Water Supply Systems Revenue, 3.10%,
   4/1/21 *                                        990          990
Marquette City Hospital Finance,
   Marquette General Hospital Group,
   3.04%, 7/1/09 *                               2,255        2,255
Marquette County Economic
   Development Corp., Pioneer Labs, Inc.,
   Series A, (AMT), 3.26%, 6/1/12 *                800          800
Municipal Bond Authority, Detroit
   School District, Series A, 3.75%,
   3/21/06                                       1,500        1,502
Municipal Bond Authority, Series B-1,
   4.00%, 8/18/06                                1,000        1,006
Municipal Bond Authority, Series C,
   4.25%, 8/18/06                                1,000        1,006
Muskegon County, Wastewater
   Management System, No. 1, (AMT),
   5.00%, 7/1/06                                 1,130        1,138
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family, Ltd., (AMT), 3.19%,
   9/1/12 * (c)                                  1,835        1,835
Oakland County Economic Development
   Corp., North America, (AMT), 3.19%,
   7/1/18 * (c)                                  1,600        1,600
Plymouth - Canton Community School
   District, GO, 4.50%, 5/1/06                     200          201
Southfield Economic Development,
   Lawrence Technical University Project,
   3.09%, 10/1/31 *                              2,850        2,850
St. Clair Shores Economic Development
   Corp., Borman's, Inc., (AMT), 3.60%,
   10/15/06 *                                      180          180
State Comprehensive Transportation,
   Series A, 5.00%, 5/15/06                        250          251
State Hospital Finance Authority,
   4.50%, 2/15/06                                  205          205



                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Hospital Financial Authority
   Revenue, Holland Community Hospital,
   Series B, 3.04%, 1/1/34 *                 $   1,400  $     1,400
State, Series A, GO, 4.50%, 9/29/06              3,000        3,023
Sterling Heights Economic Development
   Corp., Sterling Shopping Center, 3.05%,
   12/1/10 *                                       555          555
Strategic Fund, Automatic Spring,
   (AMT), 3.26%, 9/1/10 *                        1,000        1,000
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 3.17%, 7/1/12 * (c)                      757          757
Strategic Fund, Biewer of Lansing,
   (AMT), 3.17%, 5/1/19 *                        1,070        1,070
Strategic Fund, Brazing Concepts Co.,
   (AMT), 3.35%, 9/1/18 *                        1,500        1,500
Strategic Fund, Donnelly Corp., Series
   A, (AMT), 3.15%, 3/1/10 * (c)                 4,500        4,500
Strategic Fund, Donnelly Corp., Series
   B, (AMT), 2.95%, 4/1/08 * (c)                 2,500        2,500
Strategic Fund, Emerson Schools,
   3.10%, 7/1/24 *                               2,585        2,585
Strategic Fund, Environmental Powder
   Co., (AMT), 3.17%, 7/1/22 *                     235          235
Strategic Fund, Fitz-Land LLC, (AMT),
   3.15%, 8/1/25 *                               2,365        2,365
Strategic Fund, Fleet Engineers Project,
   (AMT), 3.19%, 9/1/09 *                          400          400
Strategic Fund, Forest City
   Technologies, (AMT), 3.15%, 9/1/15 *          1,600        1,600
Strategic Fund, Frederick Wolfgang,
   (AMT), 3.17%, 9/1/26 *                          820          820
Strategic Fund, Glastender, Inc., (AMT),
   3.35%, 9/1/08 * (c)                             715          715
Strategic Fund, John Dekker & Sons,
   (AMT), 3.17%, 1/1/18 *                          355          355
Strategic Fund, Joy Properties LLC,
   3.19%, 5/1/17 * (c)                             580          580
Strategic Fund, Kaspari Investments
   LLC, (AMT), 3.13%, 6/1/09 *                     100          100
Strategic Fund, Kazoo, Inc., (AMT),
   3.15%, 3/15/07 *                                180          180
Strategic Fund, Kundinger, (AMT),
   3.19%, 2/1/29 * (c)                           1,185        1,185
Strategic Fund, Limited Obligation
   Revenue, All American Property LLC,
   (AMT), 3.50%, 12/1/18 *                         800          800
Strategic Fund, Limited Obligation
   Revenue, Aspen Reality LLC. Project,
   (AMT), 3.50%, 7/1/13 *                          200          200
Strategic Fund, Limited Obligation
   Revenue, Besser International Sales Co.
   Project, (AMT), 3.35%, 9/1/11 *                 300          300


                                    Continued

                               MICHIGAN MUNICIPAL MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, BK Real Estate Project, (AMT),
   3.14%, 12/1/23 *                          $   1,990  $     1,990
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 3.13%, 9/1/10 * (c)                      500          500
Strategic Fund, Limited Obligation
   Revenue, Cayman Chemical Company
   Project, (AMT), 3.15%, 6/1/28 * (c)             930          930
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp. (AMT),
   3.35%, 11/1/11 *                              2,400        2,400
Strategic Fund, Limited Obligation
   Revenue, CTD Real Estate Co. (AMT),
   3.50%, 11/1/12 *                                100          100
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   3.13%, 3/1/11 *                               2,100        2,100
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.07%, 6/1/31 *                     1,100        1,100
Strategic Fund, Limited Obligation
   Revenue, Eclipse Mold (AMT), 3.50%,
   12/1/12 * (c)                                   400          400
Strategic Fund, Limited Obligation
   Revenue, Flyer Fund Leasing LLC
   Project, 3.35% (AMT), 11/1/17 * (c)           1,300        1,300
Strategic Fund, Limited Obligation
   Revenue, Gebara Management Co. LLC
   Project (AMT), 3.35%, 11/1/13 *                 300          300
Strategic Fund, Limited Obligation
   Revenue, Harbor Industries, Inc. Project,
   (AMT), 3.26%, 4/1/25 *                          400          400
Strategic Fund, Limited Obligation
   Revenue, Henry Ford Museum Village
   Project, 3.05%, 12/1/33 *                       200          200
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT), 3.15%,
   3/1/11 * (c)                                    700          700
Strategic Fund, Limited Obligation
   Revenue, Lakeport Realty Project (AMT),
   3.13%, 6/1/07 * (c)                             400          400
Strategic Fund, Limited Obligation
   Revenue, Landscape Forms, Inc. Project,
   (AMT), 3.35%, 5/1/14 *                          200          200
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.03%, 8/1/28 *                      1,800        1,800
Strategic Fund, Limited Obligation
   Revenue, Metal Technologies Project,
   (AMT), 3.15%, 7/1/19 *                        2,000        2,000


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co. Project,
   (AMT), 3.35%, 6/1/19 *                    $   1,700  $     1,700
Strategic Fund, Limited Obligation
   Revenue, Milan Screw Products Inc.
   Project, (AMT), 3.35%, 9/1/16 *                 400          400
Strategic Fund, Limited Obligation
   Revenue, MOT LLC Project, 3.03%,
   12/1/34 *                                     1,300        1,300
Strategic Fund, Limited Obligation
   Revenue, Non-Ferrous Cast Alloys
   Project, (AMT), 3.35%, 3/1/19 *                 500          500
Strategic Fund, Limited Obligation
   Revenue, Oak Industrial Drive Project,
   (AMT), 3.19%, 11/1/33 *                         950          950
Strategic Fund, Limited Obligation
   Revenue, Orchestra Place Renewal Project,
   3.03%, 9/1/22 *                               2,800        2,800
Strategic Fund, Limited Obligation
   Revenue, Peachwood Center, 3.03%,
   6/1/16                                        1,100        1,100
Strategic Fund, Limited Obligation
   Revenue, Production Engineering Project,
   (AMT), 3.13%, 6/1/13 * (c)                    1,600        1,600
Strategic Fund, Limited Obligation
   Revenue, Profile Industrial Packaging,
   (AMT), 3.18%, 9/1/09 *                          225          225
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 3.19%, 5/1/23 * (c)                    2,160        2,160
Strategic Fund, Limited Obligation
   Revenue, RA Rink, LLC Project, (AMT),
   3.50%, 11/1/17 * (c)                          1,040        1,040
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC (AMT),
   3.13%, 12/1/09 * (c)                            400          400
Strategic Fund, Limited Obligation
   Revenue, Van Andel Research Institute
   Project, 3.05%, 11/1/27 *                       500          500
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.
   Project, (AMT), 3.13%, 3/1/25 *                 100          100
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.,
   (AMT), 3.35%, 11/1/20 *                         700          700
Strategic Fund, Lions Bear Lake Camp
   Project, 3.15%, 8/1/32 *                      1,070        1,070
Strategic Fund, MacArthur, (AMT),
   3.13%, 6/1/15 *                               2,100        2,100
Strategic Fund, Maco Steel, Inc.,
   (AMT), 3.17%, 3/1/24 *                        1,640        1,640
Strategic Fund, Merrill Group, (AMT),
   3.25%, 10/1/22 * (c)                          1,050        1,050

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 3.35%, 9/1/13 * (c)     $    2,100   $     2,100
Strategic Fund, Patten Monument,
   (AMT), 3.17%, 11/1/26 *                         710          710
Strategic Fund, Phipps Emmett
   Association, (AMT), 3.26%, 12/1/23 *          2,000        2,000
Strategic Fund, Proto-Techniques,
   (AMT), 3.19%, 12/1/26 * (c)                   2,355        2,355
Strategic Fund, Protomark Corp.
   Project, (AMT), 3.35%, 8/1/17 * (c)             400          400
Strategic Fund, SFI Acquisition, Inc.,
   (AMT), 3.19%, 2/1/28 * (c)                      990          990
Strategic Fund, Stegner East Investments
   LLC Project, (AMT), 3.19%, 6/1/29 * (c)       3,090        3,090
Strategic Fund, Thompson Family
   Holdings, (AMT), 3.25%, 7/1/28 *                910          910
Strategic Fund, Trenton Forging Co.,
   (AMT), 3.13%, 6/1/20 * (c)                    1,165        1,165
Strategic Fund, Trio Tool Co., (AMT),
   3.17%, 7/1/24 *                               1,325        1,325
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 3.17%, 8/1/23 *                        1,105        1,105
Strategic Fund, Waltec American
   Forging, (AMT), 3.13%, 10/1/09 * (c)          1,615        1,615
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 3.35%, 9/1/16 * (c)                400          400
Strategic Fund, Wright K Technology,
   Inc., (AMT), 3.25%, 5/1/17 *                    595          595
Strategic Fund, YMCA Detroit Project,
   3.07%, 5/1/31 *                               1,000        1,000
University of Michigan Hospital
   Revenue, Series A, 3.07%, 12/1/35 *           1,600        1,600
University of Michigan Hospital
   Revenue, Series A, 3.07%, 12/1/19 *           3,600        3,600
University of Michigan, Medical Service
   Plan, Series A-1, 3.07%, 12/1/21 *            4,700        4,700
University of Michigan, Series A-2,
   3.07%, 12/1/24 *                              1,600        1,600
Utica Community Schools, GO, 2.00%,
   5/1/06                                          700          698
Walled Lake Consolidated School
   District, 3.00%, 5/1/06                         500          500
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp., (AMT),
   3.15%, 3/15/07 *                                525          525
Waterford School District, GO, 4.55%,
   6/1/06                                          100          100
Wayne Charter County, Airport
   Revenue, Detroit Metro County, (AMT),
   3.07%, 12/1/16 *                                500          500
                                                        -----------
                                                            177,954
                                                        -----------

                                    Continued


                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
PUERTO RICO (2.5%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories, 2.55%,
   3/1/23 * (c)                              $   4,695  $     4,695
                                                        -----------

TOTAL MUNICIPAL BONDS                                       185,149
                                                        -----------

MONEY MARKETS (0.0%)
AIM Tax Free Money Market Fund                     285           --#
Dreyfus Tax Exempt Money
   Market Fund                                   1,927            2
Goldman Sachs Financial Tax Free
   Money Market Fund                            47,511           48
Merrill Lynch Institutional Tax
   Exempt Fund                                  41,322           41
                                                        -----------

TOTAL MONEY MARKETS                                              91
                                                        -----------

TOTAL INVESTMENTS (COST $187,740) (a) - 99.8%               187,740
                                                        -----------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                    329
                                                        -----------

NET ASSETS - 100.0%                                     $   188,069
                                                        ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                        MUNICIPAL MONEY MARKET FUND
                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
COMMERCIAL PAPER (1.2%)
MICHIGAN (1.2%)
Building Authority Revenue, 3.17%,
   2/2/06                                    $   2,500  $     2,500
                                                        -----------

TOTAL COMMERCIAL PAPER                                        2,500
                                                        -----------

MUNICIPAL BONDS (99.2%)
ARKANSAS (0.9%)
Sheridan Industrial Development,
   3.05%, 8/1/14 *                               2,000        2,000
                                                        -----------

COLORADO (13.0%)
Arapahoe County Water and Wastewater
   Authority Revenue, Series A, 3.05%,
   12/1/33 *                                     4,000        4,000
Aurora Centretech, Metropolitan District,
   Series A, 3.45%, 12/1/28 *                    1,000        1,000
Castlewood Ranch Metropolitan District,
   3.45%, 12/1/34                                2,500        2,500
Central Platte Valley Metropolitan
   District, 3.45%, 12/1/31 *                      500          500
Colorado Springs, Pikes Peak YMCA,
   3.04%, 11/1/22 *                                800          800
Colorado Springs, Revenue, National
   Strength and Condition, 3.14%, 11/1/22 *        660          660
Durango, Revenue, Health and Human
   Services, 3.14%, 12/15/14 *                     640          640
Educational & Cultural Facility, 3.07%,
   12/1/34 *                                     7,040        7,040
Educational & Cultural Facility, 3.07%,
   9/1/35 *                                      1,600        1,600
Educational & Cultural Facility, Series
   A4, 3.07%, 2/1/34 *                           1,900        1,900
Educational and Cultural Facility
   Authority Revenue, Community Wireless
   Park City, 3.07%, 12/1/23 *                     765          765
Holland Creek, 3.04%, 6/1/41 *                     740          740
Parker, Automotive Metropolitan
   District, 2.85%, 12/1/34 *                    2,000        2,000
Pinery West Metropolitan District No.
   2, 3.25%, 11/1/32                             4,200        4,200
                                                        -----------
                                                             28,345
                                                        -----------
GEORGIA (1.4%)
Dekalb County, Development Authority
   Revenue, Oglethorpe University, 3.03%,
   10/1/29 *                                     1,000        1,000
Fulton County, Development Authority
   Revenue, Holy Innocents Episcopal,
   3.03%, 8/1/24 *                               2,100        2,100
                                                        -----------
                                                              3,100
                                                        -----------


                                    Continued



                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
IDAHO (4.5%)
Power County, Pollution Control
   Revenue, FMC Corp. Project, 3.07%,
   12/1/10 *                                 $   9,830  $     9,830
                                                        -----------

ILLINOIS (16.1%)
Development Finance Authority, Roosevelt
   University Project, 3.05%, 4/1/32 *           2,000        2,000
Development Finance Authority
   Revenue, McCormick Theological, Series
   B, 3.05%, 6/1/35 *                            2,000        2,000
Development Finance Authority
   Revenue, St. Anne Place Project, 3.10%,
   6/1/22 *                                      2,970        2,970
Development Finance Authority, WTVP
   Channel 47, Series A, Lake County
   Family YMCA, 3.07%, 9/1/22 *                  3,650        3,650
Development Financial Authority
   Pollution Control Revenue, Diamond
   Star Motors Project, 3.10%, 12/1/08 *         1,700        1,700
Development Financial Authority
   Revenue, World Communications, Inc.,
   3.09%, 8/1/15 *                                 875          875
Educational Facilities Authority, Field
   Museum of Natural History, 3.09%,
   11/1/25 * (c)                                 4,900        4,900
Educational Facilities Authority, Lake
   County Family YMCA, 3.09%, 11/1/30 *          1,450        1,450
Galesburg, Knox College, 3.04%, 7/1/24 *         2,400        2,400
Health Facilities Authority, 3.05%,
   1/1/16 * (c)                                  2,000        2,000
Lake Villa, Allendale Association,
   3.10%, 10/1/26 *                              4,640        4,640
Macon County, Millikin University,
   3.06%, 10/1/31 *                                700          700
Peoria, Peoria Academy, 3.14%, 9/1/26 *          4,300        4,300
Southern Illinois University Revenue,
   3.25%, 4/1/06                                   100          100
Springfield Community Improvement,
   3.05%, 12/1/25 *                              1,000        1,000
Springfield Electric Revenue, 6.00%,
   3/1/06                                          400          401
                                                        -----------
                                                             35,086
                                                        -----------
INDIANA (8.7%)
Advanced Funding Program, Series A,
   4.50%, 2/1/07                                 1,000        1,012
Crawfordsville, Economic Development,
   Autumn Woods Apartments, Series A,
   3.05%, 1/1/30 *                               3,349        3,349
Dekko Foundation Educational Facilities
   Revenue, Series I, 3.22%, 4/1/21 * (c)          605          605


                                    Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Development Financial Authority
   Revenue, Industrial Development
   Revenue, Indiana University Foundation
   Project, 3.09%, 8/1/18 * (c)              $   1,800  $     1,800
Development Financial Authority,
   Mental Health, 3.14%, 12/1/22 * (c)           3,400        3,400
Development Financial Authority,
   Regional Council of Carpenters, 3.15%,
   9/1/31 *                                      1,195        1,195
Educational Facility Authority Revenue,
   3.02%, 12/1/08 *                              1,165        1,165
Healthcare Facilities Revenue, Southern
   Indiana Rehabilitation Hospital, 3.14%,
   4/1/20 *                                      1,575        1,575
Indianapolis, State Development Finance
   Authority, Lutheran Educational
   Facilities Project, 3.14%, 10/1/17 * (c)      2,475        2,475
Saint Joseph County, Economic
   Development Revenue, 3.14%, 6/1/22 *          2,400        2,400
                                                        -----------
                                                             18,976
                                                        -----------
IOWA (1.7%)
Financial Authority, Diocese of Sioux
   City, 3.04%, 3/1/19 *                         1,640        1,640
Higher Education Loan Authority,
   3.07%, 11/1/32 *                                750          750
Higher Education Authority, 3.07%,
   4/1/33 *                                      1,300        1,300
                                                        -----------
                                                              3,690
                                                        -----------
KANSAS (0.3%)
Development Finance Authority, Shalom
   Revenue, 3.07%, 11/15/28 *                      750          750
                                                        -----------

KENTUCKY (0.4%)
Breckinridge County Lease Program,
   3.07%, 2/1/32 *                                 850          850
                                                        -----------

MARYLAND (0.3%)
Baltimore County Economic
   Development Revenue, Garrison Forest
   School Project, 3.08%, 6/1/26 *                 545          545
                                                        -----------

MICHIGAN (18.0%)
Ann Arbor Economic Development
   Corp., Limited Obligation Revenue,
   Glacier Hills, Inc. Project,
   3.03%, 11/1/25 *                              3,000        3,000
Green Lake Township Economic
   Development Corp., 3.02%, 6/1/34 *              300          300
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A, 3.07%,
   3/1/14 *                                      7,325        7,325
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A, 3.07%,
   3/1/30 *                                      2,500        2,500


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Jackson County Economic Development
   Corp., Limited Obligation Revenue, Vista
   Grande Villa, Series A, 3.07%, 11/1/31 *   $    500  $       500
Livonia Economic Development Corp.,
   3.02%, 8/1/15 *                               1,220        1,220
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.07%, 6/1/31 *                     4,055        4,055
Strategic Fund, Limited Obligation
   Revenue, Henry Ford Museum Village
   Project, 3.05%, 12/1/33 *                     3,200        3,200
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.03%, 8/1/28 *                      4,845        4,845
Strategic Fund, Limited Obligation
   Revenue, Orchestra Place Renewal Project,
   3.03%, 9/1/22 *                               1,200        1,200
Strategic Fund, YMCA Metropolitan
   Detroit Project, 3.02%, 11/1/33 *             1,650        1,650
University of Michigan Hospital
   Revenue, Series A, 3.07%, 12/1/35 *           2,000        2,000
University of Michigan Hospital
   Revenue, Series A, 3.07%, 12/1/19 *           3,400        3,400
University of Michigan, Medical Service
   Plan, Series A-1, 3.07%, 12/1/21 *            1,000        1,000
University of Michigan, Series A-2,
   3.07%, 12/1/24 *                              2,700        2,700
                                                        -----------
                                                             38,895
                                                        -----------
MINNESOTA (4.7%)
Center City Health Care Facility, 3.07%,
   11/1/35 *                                     1,000        1,000
Lauderdale, Children's Home Society,
   3.17%, 12/1/30 *                                520          520
Minneapolis, Minnehaha Academy
   Project, 3.17%, 5/1/26 *                      3,600        3,600
Minnesota State Higher Education, Olaf
   College, 3.07%, 10/1/20 *                     1,250        1,250
Roseville Health Care Facilities
   Revenue, Presbyterian Homes Project,
   3.12%, 10/1/29 *                              2,630        2,630
State Higher Education Facilities,
   Series 5-M1, 3.07%, 10/1/32 *                 1,190        1,190
                                                        -----------
                                                             10,190
                                                        -----------
MISSOURI (2.6%)
Health & Educational Facilities
   Authority, Saint Francis Medical Center,
   Series A, 3.07%, 6/1/26 *                     1,300        1,300
Missouri, State Health & Education
   Facilities Authority, Drury College,
   3.12%, 8/15/24 *                              1,000        1,000
State Health & Educational Facilities
   Authority, Drury University, 3.12%,
   8/15/28 *                                     1,645        1,645


                                    Continued

                                        MUNICIPAL MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                       JANUARY 31, 2006 (UNAUDITED)
                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
MISSOURI, CONTINUED
State Health & Educational Facilities
   Authority, Missouri Valley College,
   3.12%, 10/1/31 *                          $   1,600  $     1,600
                                                        -----------
                                                              5,545
                                                        -----------
NORTH CAROLINA (0.7%)
Davie County Public School &
   Community College Facility, 3.50%,
   6/1/06                                          445          445
Lee County Industrial Facilities &
   Pollution Control Funding Authority
   Revenue, Trion, Inc. Project, 3.13%,
   11/1/11 * (c)                                 1,000        1,000
                                                        -----------
                                                              1,445
                                                        -----------
OHIO (7.6%)
Butler County, Healthcare Facilities,
   2.93%, 5/1/27 *                               1,000        1,000
Columbiana County, Revenue, East
   Liverpool, 3.10%, 10/1/23 *                   4,785        4,785
Coshocton County, Hospital Revenue,
   3.14%, 3/1/14 * (c)                             190          190
Greene County, 3.50%, 8/16/06                    1,000        1,003
Independence, Economic Development
   Revenue, 3.10%, 12/1/16 *                     2,660        2,660
Montgomery County, Economic
   Development, Benjamin & Marian Arts
   Center, Series A, 3.10%, 4/1/11 *             1,200        1,200
Montgomery County, Economic
   Development, The Dayton Art Institute,
   3.09%, 5/1/26 *                               1,400        1,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   3.14%, 12/1/20 *                              1,580        1,580
State Higher Education Facilities
   Revenue, Ashland University Project,
   3.07%, 9/1/24 *                               1,915        1,915
Summit County, Industrial Development
   Revenue, SSP Fittings Corporate Project,
   3.14%, 9/1/11 *                                 890          890
                                                        -----------
                                                             16,623
                                                        -----------
PENNSYLVANIA (8.9%)
Allegheny County, Industrial
   Development Authority Revenue, Sacred
   Heart High School, 3.09%, 6/1/22 *            1,200        1,200
Allegheny County, Industrial
   Development Authority Revenue,
   Sewickley Academy, Series A, 3.10%,
   11/1/22 *                                     1,100        1,100
Chester County, Industrial Development
   Authority Revenue, Archdiocese of
   Philadelphia, 3.05%, 7/1/31 *                 7,350        7,351
Higher Educational Facilities Authority
   Revenue, 3.19%, 11/1/12                       1,600        1,600


                                    Continued


                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA, CONTINUED
North Wales Water Authority, Rural
   Water Projects Revenue,
   4.00%, 10/1/06                            $   3,000  $     3,018
Philadelphia Authority for Industrial
   Development Revenues, Newcourtland
   Elderly Services Project, 3.05%, 3/1/27 *     2,350        2,350
Schuylkill County, Industrial
   Development Authority, Northeastern
   Power Co., 3.15%, 12/1/22 *                   1,150        1,150
Westmoreland County Industrial
   Development Authority, 3.05%, 12/1/24 *       1,500        1,500
                                                        -----------
                                                             19,269
                                                        -----------
TENNESSEE (0.6%)
Clarksville Public Building Authority
   Revenue, Pooled Funding, Municipal
   Bond Fund, 3.08%, 7/1/31 *                      600          600
Clarksville, Public Building Authority
   Revenue, Pooled Funding, Municipal
   Bond Fund, 3.08%, 1/1/33 *                      200          200
Clarksville, Public Building Authority
   Revenue, Pooled Funding, Municipal
   Bond Fund, 3.08%, 7/1/34 *                      500          500
                                                        -----------
                                                              1,300
                                                        -----------
TEXAS (1.9%)
Lufkin Health Facilities Development
   Corp., 3.07%, 2/15/35 *                       1,000        1,000
North Texas Municipal Water District,
   Upper Efork Wastewater Interception
   Contract, 4.50%, 6/1/06                       1,150        1,155
Tax & Revenue Anticipation Notes,
   4.50%, 8/31/06                                2,000        2,017
                                                        -----------
                                                              4,172
                                                        -----------
UTAH (1.2%)
Salt Lake County Training Facilities
   Revenue, Community Foundation
   Disabled Project, 3.14%, 8/1/30 *             1,540        1,540
Weber County Industrial Revenue,
   Enable Industries, Inc., 3.14%, 12/1/15 *     1,000        1,000
                                                        -----------
                                                              2,540
                                                        -----------
VIRGINIA (0.6%)
Suffolk Redevelopment & Housing
   Authority, Multi-Family Housing
   Revenue, North Beach Apartments,
   3.13%, 9/1/19 * (c)                           1,400        1,400
                                                        -----------

WASHINGTON (5.1%)
Bremerton Revenue, 3.07%, 12/1/28 *              3,100        3,100
Health Care Facilities Authority
   Revenue, Inland Northwest Blood,
   3.07%, 8/1/26 *                               4,055        4,055

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
-------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
WASHINGTON, CONTINUED
King County Housing Authority
   Revenue, Summerfield Apartments
   Project, 3.08%, 9/1/35 *                  $   2,000  $     2,000
Richland Gold Enterprises Revenue,
   3.04%, 12/1/21 * (c)                          1,355        1,355
 Housing Finance Nonprofit
   Revenue, 3.03%, 12/1/23 *                       500          500
                                                        -----------
                                                             11,010
                                                        -----------

TOTAL MUNICIPAL BONDS                                       215,561
                                                        -----------

MONEY MARKETS (0.0%)
AIM Tax Free Money Market Fund                   1,484            1
Dreyfus Tax Exempt Money Market
   Fund                                         52,880           53
Goldman Sachs Financial Tax Free
   Money Market Fund                            21,229           21
                                                        -----------

TOTAL MONEY MARKETS                                              75
                                                        -----------

TOTAL INVESTMENTS (COST $218,136) (a) - 100.4%              218,136

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                 (839)
                                                        -----------

NET ASSETS - 100.0%                                     $   217,297
                                                        ===========


NOTES TO SCHEDULES OF
PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at January 31, 2006. Maturity date reflects the actual maturity date.

**   Effective yield at purchase.

#    Value is less than five hundred dollars.

(a)  Also represents cost for federal income tax purposes.

(b) Proceeds at maturity range from $1,366 to $255,031. Collateralized by various U.S. Treasury and Government Agency securities, 0.00%-12.00%, 04/13/06 - 04/15/32, value $936,129.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
GO - General Obligation
LOC - Letter of Credit





                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
                                                              PRIME          INSTITUTIONAL       INSTITUTIONAL
                                                           MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
ASSETS:                                                        FUND              FUND             MARKET FUND
                                                          --------------    ---------------   -------------------
Investments, at amortized cost                              $1,188,061        $1,226,702             $379,133
Repurchase agreements, at cost                                 126,366           177,049              158,437
                                                            ----------        ----------             --------
   Total Investments, at value                               1,314,427         1,403,751              537,570

Cash                                                                 1                --^                   1
Interest receivable                                              5,871             5,690                2,242
Receivable from Advisor and affiliates                               6                14                   10
Prepaid expenses and other assets                                   55                38                   31
                                                            ----------        ----------             --------
   Total Assets                                              1,320,360         1,409,493              539,854
                                                            ----------        ----------             --------

LIABILITIES:
Distributions payable                                            4,289             4,704                1,865
Payable for investments purchased                                   --                --                   --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               477               138                   59
   Distribution and administrative services fees                    90                17                   52
   Other                                                           134                82                   80
                                                            ----------        ----------             --------
   Total Liabilities                                             4,990             4,941                2,056
                                                            ----------        ----------             --------

NET ASSETS:
Paid-in Capital                                             $1,315,384        $1,404,540             $537,791
Accumulated net investment income                                   85                13                    7
Accumulated net realized loss from
   investment transactions                                         (99)               (1)                  --
                                                            ----------        ----------             --------
   Net Assets                                               $1,315,370        $1,404,552             $537,798
                                                            ==========        ==========             ========


Net Assets:
   Institutional Shares                                       $897,534        $1,295,297             $219,563
   Class A Shares                                              414,841                NA                   NA
   Class B Shares                                                  917                NA                   NA
   Class C Shares                                                1,468                NA                   NA
   Advisor Shares                                                  610                NA                   NA
   Select Shares                                                    NA            29,403                3,127
   Preferred Shares                                                 NA            19,981              201,085
   Trust Shares                                                     NA            59,871              114,023
                                                            ----------        ----------             --------
   Total                                                    $1,315,370        $1,404,552             $537,798
                                                            ==========        ==========             ========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
   Institutional Shares                                        897,584         1,295,287              219,558
   Class A Shares                                              414,846                NA                   NA
   Class B Shares                                                  918                NA                   NA
   Class C Shares                                                1,468                NA                   NA
   Advisor Shares                                                  610                NA                   NA
   Select Shares                                                    NA            29,403                3,127
   Preferred Shares                                                 NA            19,980              201,084
   Trust Shares                                                     NA            59,872              114,023
                                                            ----------        ----------             --------
   Total                                                     1,315,426         1,404,542              537,792
                                                            ==========        ==========             ========

Net Asset Value
Offering and redemption price per share -
  Institutional Shares, Class A Shares,
  Class B Shares, Class C Shares, Advisor Shares,
  Select Shares, Preferred Shares and Trust Shares (a)      $     1.00        $     1.00             $   1.00
                                                            ==========        ==========             ========
                                                          GOVERNMENT      U.S. TREASURY         MICHIGAN MUNICIPAL       MUNICIPAL
                                                         MONEY MARKET     MONEY MARKET             MONEY MARKET        MONEY MARKET
ASSETS:                                                      FUND             FUND                     FUND                FUND
                                                        --------------   --------------         -------------------   --------------
Investments, at amortized cost                              $217,090        $  255,640                 $187,740           $218,136
Repurchase agreements, at cost                                    --           927,765                       --                 --
                                                            --------        ----------                 --------           --------
   Total Investments, at value                               217,090         1,183,405                  187,740            218,136

Cash                                                              --                 1                       --                  --^
Interest receivable                                            1,197               832                      801                725
Receivable from Advisor and affiliates                            --                 8                        2                  5
Prepaid expenses and other assets                                 17                40                        6                 17
                                                            --------        ----------                 --------           --------
   Total Assets                                              218,304         1,184,286                  188,549            218,883
                                                            --------        ----------                 --------           --------

LIABILITIES:
Distributions payable                                            690             3,998                      391                532
Payable for investments purchased                                986                --                       --              1,011
Accrued expenses and other payables:
   Payable to Advisor and affiliates                              80               119                       64                 24
   Distribution and administrative services fees                  11               115                       --^                 6
   Other                                                          32               200                       25                 13
                                                            --------        ----------                 --------           --------
   Total Liabilities                                           1,799             4,432                      480              1,586
                                                            --------        ----------                 --------           --------

NET ASSETS:
Paid-in Capital                                             $216,460        $1,179,996                 $188,079           $217,302
Accumulated net investment income                                 47                --^                     (10)                --^
Accumulated net realized loss from
   investment transactions                                        (2)             (142)                      --                 (5)
                                                            --------        ----------                 --------           --------
   Net Assets                                               $216,505        $1,179,854                 $188,069           $217,297
                                                            ========        ==========                 ========           ========


Net Assets:
   Institutional Shares                                     $133,970          $337,264                 $187,963           $183,399
   Class A Shares                                             82,535                NA                      106             24,459
   Class B Shares                                                 NA                NA                       NA                 NA
   Class C Shares                                                 NA                NA                       NA                 NA
   Advisor Shares                                                 NA                NA                       NA                 NA
   Select Shares                                                  NA            71,752                       NA              3,883
   Preferred Shares                                               NA           620,815                       NA                 36
   Trust Shares                                                   NA           150,023                       NA              5,520
                                                            --------        ----------                 --------           --------
   Total                                                    $216,505        $1,179,854                 $188,069           $217,297
                                                            ========        ==========                 ========           ========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
   Institutional Shares                                      134,003           337,196                  187,922            183,395
   Class A Shares                                             82,581                NA                      106             24,471
   Class B Shares                                                 NA                NA                       NA                 NA
   Class C Shares                                                 NA                NA                       NA                 NA
   Advisor Shares                                                 NA                NA                       NA                 NA
   Select Shares                                                  NA            71,750                       NA              3,883
   Preferred Shares                                               NA           620,788                       NA                 36
   Trust Shares                                                   NA           150,019                       NA              5,520
                                                            --------        ----------                 --------           --------
   Total                                                     216,584         1,179,753                  188,028            217,305
                                                            ========        ==========                 ========           ========

Net Asset Value
Offering and redemption price per share -
  Institutional Shares, Class A Shares,
  Class B Shares, Class C Shares, Advisor Shares,
  Select Shares, Preferred Shares and Trust Shares (a)      $   1.00        $     1.00                 $   1.00           $   1.00
                                                            ========        ==========                 ========           ========

--------------------------------------------------------------------------------

(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

^    Amount is less than five hundred dollars.

                        See notes to financial statements


                                  22-23 SPREAD

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                 PRIME         INSTITUTIONAL      INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                                                 FUND              FUND             MARKET FUND
                                                            --------------    --------------   --------------------
INVESTMENT INCOME:
Interest income                                                $27,902           $24,746              $11,624
Dividend income                                                     93               118                   46
                                                               -------           -------              -------
   Total Investment Income                                      27,995            24,864               11,670
                                                               -------           -------              -------

EXPENSES:
Investment advisory fees                                         2,822             2,513                1,206
Administrative fees                                              1,242             1,100                  528
Distribution services fees-Class A Shares                          535                NA                   NA
Distribution services fees-Class B Shares                            5                NA                   NA
Distribution services fees-Class C Shares                            6                NA                   NA
Distribution services fees-Advisor Shares                            1                NA                   NA
Administrative services fees-Class C Shares                          2                NA                   NA
Administrative services fees-Select Shares                          NA                12                    1
Administrative services fees-Preferred Shares                       NA                21                  179
Administrative services fees-Trust Shares                           NA                47                  159
Accounting fees                                                    138               122                   80
Transfer and dividend disbursing agent fees                        158               118                   77
Custody fees                                                        36                29                   24
Trustees' fees and expenses                                         25                23                   11
Other expenses                                                     176               152                   88
                                                               -------           -------              -------
   Total expenses                                                5,146             4,137                2,353
                                                               -------           -------              -------
   Less: Waiver and/or reimbursement from Advisor
     and/or affiliates                                            (771)           (2,741)              (1,365)
   Transfer and dividend disbursing agent fees waived               (6)               (5)                  (5)
   Distribution services-Class A Shares, Class B Shares,
     Class C Shares and Advisor Shares waived                       --                --                   --
                                                               -------           -------              -------
Net Expenses                                                     4,369             1,391                  983
                                                               -------           -------              -------

Net Investment Income                                           23,626            23,473               10,687
                                                               -------           -------              -------

Net realized gains (losses) on investment transactions              --                --                   --
                                                               -------           -------              -------
Change in net assets resulting from operations                 $23,626           $23,473              $10,687
                                                               =======           =======              =======
                                                           GOVERNMENT        U.S. TREASURY      MICHIGAN MUNICIPAL        MUNICIPAL
                                                          MONEY MARKET       MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                              FUND               FUND                  FUND                 FUND
                                                         --------------     --------------     --------------------    -------------
INVESTMENT INCOME:
Interest income                                              $4,401             $23,345                $2,463              $2,747
Dividend income                                                 157                 118                    41                  60
                                                             ------             -------                ------              ------
   Total Investment Income                                    4,558              23,463                 2,504               2,807
                                                             ------             -------                ------              ------

EXPENSES:
Investment advisory fees                                        473               2,471                   351                 507
Administrative fees                                             208               1,082                   154                 184
Distribution services fees-Class A Shares                       114                  NA                    --^                 29
Distribution services fees-Class B Shares                        NA                  NA                    NA                  NA
Distribution services fees-Class C Shares                        NA                  NA                    NA                  NA
Distribution services fees-Advisor Shares                        NA                  NA                    NA                  NA
Administrative services fees-Class C Shares                      NA                  NA                    NA                  NA
Administrative services fees-Select Shares                       NA                  30                    NA                   --^
Administrative services fees-Preferred Shares                    NA                 527                    NA                   --^
Administrative services fees-Trust Shares                        NA                 154                    NA                   8
Accounting fees                                                  33                 121                    27                  49
Transfer and dividend disbursing agent fees                      32                 127                    20                  30
Custody fees                                                     15                  47                    12                  17
Trustees' fees and expenses                                       4                  21                     3                   4
Other expenses                                                   32                 167                    22                  30
                                                             ------             -------                ------              ------
   Total expenses                                               911               4,747                   589                 858
                                                             ------             -------                ------              ------
   Less: Waiver and/or reimbursement from Advisor
     and/or affiliates                                         (107)             (2,731)                 (115)               (525)
   Transfer and dividend disbursing agent fees waived            --                  (5)                   --                  --
   Distribution services-Class A Shares, Class B Shares,
     Class C Shares and Advisor Shares waived                   (30)                 --                    --^                 --
                                                             ------             -------                ------              ------
Net Expenses                                                    774               2,011                   474                 333
                                                             ------             -------                ------              ------

Net Investment Income                                         3,784              21,452                 2,030               2,474
                                                             ------             -------                ------              ------

Net realized gains (losses) on investment transactions           --^                  3                    --                  --
                                                             ------             -------                ------              ------
Change in net assets resulting from operations               $3,784             $21,455                $2,030              $2,474
                                                             ======             =======                ======              ======

--------------
^    Amount is less than five hundred dollars.


                        See notes to financial statements


                                  24-25 SPREAD


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                      PRIME                     INSTITUTIONAL             INSTITUTIONAL GOVERNMENT
                                                  MONEY MARKET                   MONEY MARKET                   MONEY MARKET
                                                      FUND                           FUND                           FUND
                                           --------------------------     --------------------------      ------------------------
                                            SIX MONTHS        YEAR        SIX MONTHS       YEAR           SIX MONTHS       YEAR
                                               ENDED          ENDED          ENDED         ENDED             ENDED         ENDED
                                            JANUARY 31,     JULY 31,      JANUARY 31,    JULY 31,         JANUARY 31,    JULY 31,
                                             2006 (a)         2005          2006 (a)        2005            2006 (a)       2005
                                           -----------    -----------     ----------     -----------       ---------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                       $ 23,626    $    26,689     $   23,473     $    26,251       $  10,687   $    12,286
  Net realized gains (losses) from
   investment transactions                          --            (99)            --              (1)             --            --^
                                           -----------    -----------     ----------     -----------       ---------   -----------
Change in net assets resulting
   from operations                              23,626         26,590         23,473          26,250          10,687        12,286
                                           -----------    -----------     ----------     -----------       ---------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                         (16,796)       (19,802)       (21,794)        (24,724)         (4,295)       (4,760)
  Class A Shares                                (6,793)        (6,827)            NA              NA              NA            NA
  Class B Shares                                   (13)           (43)            NA              NA              NA            NA
  Class C Shares                                   (18)           (16)            NA              NA              NA            NA
  Advisor Shares                                    (6)            (1)            NA              NA              NA            NA
  Select Shares                                     NA             NA           (527)           (380)            (47)          (94)
  Preferred Shares                                  NA             NA           (493)           (726)         (4,177)       (5,145)
  Trust Shares                                      NA             NA           (675)           (421)         (2,168)       (2,287)
                                           -----------    -----------     ----------     -----------       ---------   -----------
  Change in net assets from
   shareholder distributions                   (23,626)       (26,689)       (23,489)        (26,251)        (10,687)      (12,286)
                                           -----------    -----------     ----------     -----------       ---------   -----------

  Change in net assets from
   fund share transactions                    (110,612)       (30,495)       255,159          41,738         (78,383)       40,484
                                           -----------    -----------     ----------     -----------       ---------   -----------
  Change in net assets                        (110,612)       (30,594)       255,143          41,737         (78,383)       40,484
NET ASSETS:
Beginning of period                          1,425,982      1,456,576      1,149,409       1,107,672         616,181       575,697
                                           -----------    -----------     ----------     -----------       ---------   -----------
End of period                              $ 1,315,370    $ 1,425,982     $1,404,552     $ 1,149,409       $ 537,798   $   616,181
                                           ===========    ===========     ==========     ===========       =========   ===========

Accumulated Net Investment Income/(Loss)   $        85    $        85     $       13     $        29       $       7   $         7
                                           ===========    ===========     ==========     ===========       =========   ===========
                                                  GOVERNMENT                       U.S. TREASURY
                                                 MONEY MARKET                       MONEY MARKET
                                                    FUND                                FUND
                                           -------------------------          ------------------------
                                           SIX MONTHS         YEAR             SIX MONTHS      YEAR
                                              ENDED          ENDED               ENDED        ENDED
                                           JANUARY 31,      JULY 31,           JANUARY 31,   JULY 31,
                                             2006 (a)         2005              2006 (a)       2005
                                            ---------      ---------          ----------    ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                     $   3,784      $   4,496          $   21,452    $   27,542
  Net realized gains (losses) from
   investment transactions                         --^            --^                  3            13
                                            ---------      ---------          ----------    ----------
Change in net assets resulting
   from operations                              3,784          4,496              21,455        27,555
                                            ---------      ---------          ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                         (2,374)        (2,887)             (6,052)       (7,279)
  Class A Shares                               (1,391)        (1,581)                 NA            NA
  Class B Shares                                   NA             NA                  NA            NA
  Class C Shares                                   NA             NA                  NA            NA
  Advisor Shares                                   NA             NA                  NA            NA
  Select Shares                                    NA             NA              (1,301)       (1,723)
  Preferred Shares                                 NA             NA             (12,034)      (16,072)
  Trust Shares                                     NA             NA              (2,065)       (2,468)
                                            ---------      ---------          ----------    ----------
  Change in net assets from
   shareholder distributions                   (3,765)        (4,468)            (21,452)      (27,542)
                                            ---------      ---------          ----------    ----------

  Change in net assets from
   fund share transactions                    (22,917)       (44,643)            (83,610)     (497,345)
                                            ---------      ---------          ----------    ----------
  Change in net assets                        (22,898)       (44,615)            (83,607)     (497,332)
NET ASSETS:
Beginning of period                           239,403        284,018           1,263,461     1,760,793
                                            ---------      ---------          ----------    ----------
End of period                               $ 216,505      $ 239,403          $1,179,854    $1,263,461
                                            =========      =========          ==========    ==========

Accumulated Net Investment Income/(Loss)    $      47      $      28          $       --^   $       --^
                                            =========      =========          ==========    ==========
                                                MICHIGAN MUNICIPAL                     MUNICIPAL
                                                   MONEY MARKET                       MONEY MARKET
                                                       FUND                               FUND
                                            -------------------------            ----------------------
                                            SIX MONTHS       YEAR                SIX MONTHS       YEAR
                                              ENDED          ENDED                 ENDED          ENDED
                                            JANUARY 31,     JULY 31,             JANUARY 31,    JULY 31,
                                             2006 (a)         2005                2006 (a)        2005
                                             ---------      ---------            ---------     ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                      $   2,030      $   2,648              $ 2,474     $   2,835
  Net realized gains (losses) from
   investment transactions                          --             --^                  --            --
                                             ---------      ---------            ---------     ---------
Change in net assets resulting
   from operations                               2,030          2,648                2,474         2,835
                                             ---------      ---------            ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                          (2,029)        (2,647)              (2,146)       (2,449)
  Class A Shares                                    (1)            (1)                (255)         (318)
  Class B Shares                                    NA             NA                   NA            NA
  Class C Shares                                    NA             NA                   NA            NA
  Advisor Shares                                    NA             NA                   NA            NA
  Select Shares                                     NA             NA                   (4)           (4)
  Preferred Shares                                  NA             NA                   --^           (2)
  Trust Shares                                      NA             NA                  (69)          (62)
                                             ---------      ---------            ---------     ---------
  Change in net assets from
   shareholder distributions                    (2,030)        (2,648)              (2,474)       (2,835)
                                             ---------      ---------            ---------     ---------

  Change in net assets from
   fund share transactions                      23,555        (32,729)              (4,795)       66,456
                                             ---------      ---------            ---------     ---------
  Change in net assets                          23,555        (32,729)              (4,795)       66,456
NET ASSETS:
Beginning of period                            164,514        197,243              222,092       155,636
                                             ---------      ---------            ---------     ---------
End of period                                $ 188,069      $ 164,514            $ 217,297     $ 222,092
                                             =========      =========            =========     =========

Accumulated Net Investment Income/(Loss)     $     (10)     $     (10)           $      --^    $      --^
                                             =========      =========            =========     =========

(a)  Unaudited.

^    Amount is less than five hundred dollars.


                        See notes to financial statements

                                  26-27 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PRIME                 INSTITUTIONAL         INSTITUTIONAL GOVERNMENT
                                               MONEY MARKET FUND           MONEY MARKET               MONEY MARKET
                                                     FUND                      FUND                       FUND
                                            ----------------------     --------------------      ----------------------
                                            SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS     YEAR
                                               ENDED        ENDED         ENDED        ENDED         ENDED       ENDED
                                            JANUARY 31,   JULY 31,     JANUARY 31,   JULY 31,     JANUARY 31,  JULY 31,
                                             2006 (a)       2005        2006 (a)       2005        2006 (a)      2005
                                             ---------   ---------     ---------    ---------     ---------   ---------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                                837,813    2,228,288    2,950,192    4,778,153       966,823    1,880,786
  Dividends reinvested                           2,064        2,262        9,034       11,952           633          564
  Shares redeemed                             (901,077)  (2,336,368)  (2,741,173)  (4,762,451)   (1,012,602)  (1,840,494)
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Institutional Shares                   (61,200)   (105,818)      218,053       27,654       (45,146)      40,856
                                             ---------   ----------   ----------   ----------    ----------   ----------

Class A Shares
  Shares issued                                327,018      413,667           NA           NA            NA           NA
  Dividends reinvested                           6,499        6,049           NA           NA            NA           NA
  Shares redeemed                             (383,067)    (342,721)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Class A Shares                         (49,550)      76,995           NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------

Class B Shares
  Shares issued                                    319       32,582           NA           NA            NA           NA
  Dividends reinvested                               8            9           NA           NA            NA           NA
  Shares redeemed                                 (750)     (32,901)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Class B Shares                            (423)        (310)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------

Class C Shares
  Shares issued                                  1,099          398           NA           NA            NA           NA
  Dividends reinvested                              16           14           NA           NA            NA           NA
  Shares redeemed                               (1,122)      (1,780)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Class C Shares                              (7)      (1,368)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------

Advisor Shares
  Shares issued                                  1,048          210           NA           NA            NA           NA
  Dividends reinvested                               5           --^          NA           NA            NA           NA
  Shares redeemed                                 (485)        (204)          NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Advisor Shares                             568            6           NA           NA            NA           NA
                                             ---------   ----------   ----------   ----------    ----------   ----------

Select Shares
  Shares issued                                     NA           NA       59,320       66,974         6,847       70,606
  Dividends reinvested                              NA           NA          424          261            --            9
  Shares redeemed                                   NA           NA      (54,265)     (56,578)       (5,896)     (73,641)
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Select Shares                               NA           NA        5,479       10,657           951       (3,026)
                                             ---------   ----------   ----------   ----------    ----------   ----------

Preferred Shares
  Shares issued                                     NA           NA       91,292      267,927       417,484    1,094,119
  Dividends reinvested                              NA           NA          389          538         2,100        1,965
  Shares redeemed                                   NA           NA      (94,878)    (272,494)     (447,054)  (1,143,902)
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Preferred Shares                            NA           NA       (3,197)      (4,029)      (27,470)     (47,818)
                                             ---------   ----------   ----------   ----------    ----------   ----------

Trust Shares
  Shares issued                                     NA           NA      135,586      119,393       163,937      288,065
  Dividends reinvested                              NA           NA          304          343           148          322
  Shares redeemed                                   NA           NA     (101,065)    (112,280)     (170,804)    (237,914)
                                             ---------   ----------   ----------   ----------    ----------   ----------
  Total Trust Shares                                NA           NA       34,825        7,456        (6,719)      50,473
                                             ---------   ----------   ----------   ----------    ----------   ----------
                                        GOVERNMENT                        U.S. TREASURY
                                        MONEY MARKET                       MONEY MARKET
                                            FUND                               FUND
                                  -----------------------           ------------------------
                                  SIX MONTHS       YEAR             SIX MONTHS       YEAR
                                     ENDED         ENDED               ENDED         ENDED
                                  JANUARY 31,    JULY 31,           JANUARY 31,    JULY 31,
                                   2006 (a)        2005              2006 (a)        2005
                                   ---------    ---------           ---------     ----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                      123,308      302,031             444,121      1,181,212
  Dividends reinvested                    18           25                 378            337
  Shares redeemed                   (133,394)    (331,912)           (402,819)    (1,285,163)
                                   ---------    ---------           ---------     ----------
  Total Institutional Shares         (10,068)     (29,856)             41,680       (103,614)
                                   ---------    ---------           ---------     ----------

Class A Shares
  Shares issued                       44,064       95,093                  NA             NA
  Dividends reinvested                 1,194        1,290                  NA             NA
  Shares redeemed                    (58,106)    (111,171)                 NA             NA
                                   ---------    ---------           ---------     ----------
  Total Class A Shares               (12,848)     (14,788)                 NA             NA
                                   ---------    ---------           ---------     ----------

Class B Shares
  Shares issued                           NA           NA                  NA             NA
  Dividends reinvested                    NA           NA                  NA             NA
  Shares redeemed                         NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------
  Total Class B Shares                    NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------

Class C Shares
  Shares issued                           NA           NA                  NA             NA
  Dividends reinvested                    NA           NA                  NA             NA
  Shares redeemed                         NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------
  Total Class C Shares                    NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------

Advisor Shares
  Shares issued                           NA           NA                  NA             NA
  Dividends reinvested                    NA           NA                  NA             NA
  Shares redeemed                         NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------
  Total Advisor Shares                    NA           NA                  NA             NA
                                   ---------    ---------           ---------     ----------

Select Shares
  Shares issued                           NA           NA             333,233        721,963
  Dividends reinvested                    NA           NA                  --             --^
  Shares redeemed                         NA           NA            (344,652)      (732,025)
                                   ---------    ---------           ---------     ----------
  Total Select Shares                     NA           NA             (11,419)       (10,062)
                                   ---------    ---------           ---------     ----------

Preferred Shares
  Shares issued                           NA           NA           2,165,754      3,142,600
  Dividends reinvested                    NA           NA               2,502          2,434
  Shares redeemed                         NA           NA          (2,314,132)    (3,481,318)
                                   ---------    ---------           ---------     ----------
  Total Preferred Shares                  NA           NA            (145,876)      (336,284)
                                   ---------    ---------           ---------     ----------

Trust Shares
  Shares issued                           NA           NA             192,083        498,703
  Dividends reinvested                    NA           NA                   7             14
  Shares redeemed                         NA           NA            (160,086)      (546,101)
                                   ---------    ---------           ---------     ----------
  Total Trust Shares                      NA           NA              32,004        (47,384)
                                   ---------    ---------           ---------     ----------
                                        MICHIGAN MUNICIPAL                     MUNICIPAL
                                           MONEY MARKET                       MONEY MARKET
                                               FUND                               FUND
                                      ----------------------             ----------------------
                                      SIX MONTHS       YEAR              SIX MONTHS      YEAR
                                         ENDED         ENDED                ENDED        ENDED
                                      JANUARY 31,    JULY 31,            JANUARY 31,   JULY 31,
                                       2006 (a)        2005               2006 (a)       2005
                                       ---------    ---------            ---------    ---------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                          208,953      431,915              335,214      548,248
  Dividends reinvested                       707          940                  236          179
  Shares redeemed                       (186,101)    (465,676)            (339,881)    (496,898)
                                       ---------    ---------            ---------    ---------
  Total Institutional Shares              23,559      (32,821)              (4,431)      51,529
                                       ---------    ---------            ---------    ---------

Class A Shares
  Shares issued                              373          118               67,925      128,126
  Dividends reinvested                         1           --^                  230          281
  Shares redeemed                           (378)         (26)             (69,212)    (120,484)
                                       ---------    ---------            ---------    ---------
  Total Class A Shares                        (4)          92               (1,057)       7,923
                                       ---------    ---------            ---------    ---------

Class B Shares
  Shares issued                               NA           NA                   NA           NA
  Dividends reinvested                        NA           NA                   NA           NA
  Shares redeemed                             NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------
  Total Class B Shares                        NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------

Class C Shares
  Shares issued                               NA           NA                   NA           NA
  Dividends reinvested                        NA           NA                   NA           NA
  Shares redeemed                             NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------
  Total Class C Shares                        NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------

Advisor Shares
  Shares issued                               NA           NA                   NA           NA
  Dividends reinvested                        NA           NA                   NA           NA
  Shares redeemed                             NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------
  Total Advisor Shares                        NA           NA                   NA           NA
                                       ---------    ---------            ---------    ---------

Select Shares
  Shares issued                               NA           NA                4,650          960
  Dividends reinvested                        NA           NA                   --^           3
  Shares redeemed                             NA           NA                 (853)      (1,740)
                                       ---------    ---------            ---------    ---------
  Total Select Shares                         NA           NA                3,797         (777)
                                       ---------    ---------            ---------    ---------

Preferred Shares
  Shares issued                               NA           NA                    --           6
  Dividends reinvested                        NA           NA                   --^           2
  Shares redeemed                             NA           NA                    --        (609)
                                       ---------    ---------            ---------    ---------
  Total Preferred Shares                      NA           NA                   --^        (601)
                                       ---------    ---------            ---------    ---------

Trust Shares
  Shares issued                               NA           NA               16,866      31,202
  Dividends reinvested                        NA           NA                   21          12
  Shares redeemed                             NA           NA              (19,992)    (22,833)
                                       ---------    ---------            ---------    ---------
  Total Trust Shares                          NA           NA               (3,105)      8,381
                                       ---------    ---------            ---------    ---------

(a)  Unaudited.

*    Share transactions are at a par value of $1.00 per share.

^    Amount is less than five hundred shares.


                        See notes to financial statements

                                  28-29 SPREAD

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2006, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect their risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee per class in excess of four classes per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $825,187 in fees from Fifth Third during the six-month period ended January 31, 2006, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust, subject to certain minimums and reimbursement of certain expenses.

Under a Compliance Services Agreement between the Funds', Fifth Third, and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

The Advisor and Administrator have entered into an expense limitation agreement with the Trust. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2005 through January 31, 2006, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                           INSTITUTIONAL                  MICHIGAN
                                            INSTITUTIONAL   GOVERNMENT   U.S. TREASURY    MUNICIPAL      MUNICIPAL
                              PRIME MONEY   MONEY MARKET   MONEY MARKET   MONEY MARKET  MONEY MARKET   MONEY MARKET
                               MARKET FUND      FUND            FUND          FUND          FUND           FUND
                               -----------   -----------   ------------   ------------  ------------   ------------
Institutional Shares              0.54%         0.21%          0.21%         0.21%          0.54%          0.21%
Class A Shares                    0.79%            NA             NA            NA          0.79%          0.46%
Class B Shares                    1.54%            NA             NA            NA             NA             NA
Class C Shares                    1.54%            NA             NA            NA             NA             NA
Advisor Shares                    1.04%            NA             NA            NA             NA             NA
Select Shares                        NA         0.29%          0.29%         0.29%             NA          0.29%
Preferred Shares                     NA         0.36%          0.36%         0.36%             NA          0.36%
Trust Shares                         NA         0.46%          0.46%         0.46%             NA          0.46%

Amount subject
   to recoupment
   expiring on
   November 28, 2006.              $260          $977           $446          $948           $40            $221

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor receives a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $301,189 in fees for its services during the six-month period ended January 31, 2006.Transfer agent fees are computed at 0.0195% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily assets of each Fund between $1 billion and $2 billion and 0.013% of more than $2 billion of the average net assets of the Prime Money Market Fund, Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund. For the Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund, transfer agent fees are computed at 0.0185% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily net assets of each Fund between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Fund. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Fund up to $500 million, 0.015% of the average daily net assets of each Fund between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Fund. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $1,415,448 in fees from Fifth Third during the six-month period ended January 31, 2006, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund including annual fees for additional classes of shares per Fund plus reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Fund up to $25 million, 0.0075% of the average daily net assets of each Fund between $25 million and $100 million, 0.005% of the average daily net assets of each Fund between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Fund plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. There were no borrowings against the line of credit at the end of the period.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(5) FEDERAL TAX INFORMATION

As of July 31, 2005, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):

                                                                    EXPIRATION YEAR                       TOTAL
                                                   ------------------------------------------------------------
                                                        2008         2009         2010          2011
                                                   ------------   ---------   ----------    ----------
Government Money Market Fund                           $ 2            --           --            --        $  2
U.S. Treasury Money Market Fund                         86           $59           --            --         145
Municipal Money Market Fund                             --             2          $ 3           $--^          5

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2005, the Funds deferred to August 1, 2005 post October capital losses (Amounts in thousands):

                                                     CAPITAL
                                                      LOSSES
                                                  ------------
Prime Money Market Fund                                $99
Institutional Money Market Fund                          1
Institutional Government Money Market Fund              --^

--------------------------------------------------------------

^    Represents fewer than five hundred dollars.

(6) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                                                                             NET REALIZED
                                                           NET ASSET                        AND UNREALIZED           LESS
                                                            VALUE,             NET             GAINS/           DISTRIBUTIONS
                                                          BEGINNING         INVESTMENT      (LOSSES) FROM             TO
                                                           OF PERIOD          INCOME         INVESTMENTS         SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                            $1.00              0.05             --                 (0.05)
Year ended 7/31/02                                            $1.00              0.02             --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                            $1.00              0.05             --                 (0.05)
Year ended 7/31/02                                            $1.00              0.02             --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                                        $1.00              0.03             --                 (0.03)
Year ended 7/31/02                                            $1.00              0.01             --                 (0.01)
Year ended 7/31/03                                            $1.00                --^            --^                   --^
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                 (0.01)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                          $1.00                --^            --                    --^
Year ended 7/31/03                                            $1.00                --^            --^                   --^
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                 (0.01)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                                        $1.00              0.01             --                 (0.01)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                 (0.01)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                                        $1.00              0.05             --                 (0.05)
1/1/01 to 7/31/01(c)                                          $1.00              0.03             --                 (0.03)
Year ended 7/31/02                                            $1.00              0.02             --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02             --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                ------------------------------------------------------------------
                                                                                 RATIOS OF            RATIOS OF        RATIOS OF
                                                                   NET            EXPENSES               NET            EXPENSES
                                      NET ASSET                   ASSETS,           TO               INVESTMENT            TO
                                       VALUE,                     END OF          AVERAGE              INCOME            AVERAGE
                                       END OF         TOTAL       PERIOD            NET              TO AVERAGE            NET
                                       PERIOD        RETURN       (000 'S)         ASSETS             NET ASSETS        ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                     $1.00          5.41%     $  802,176           0.53%                5.11%            0.63%
Year ended 7/31/02                     $1.00          2.02%     $1,732,204           0.55%                1.86%            0.65%
Year ended 7/31/03                     $1.00          1.02%     $1,565,589           0.54%                1.02%            0.65%
Year ended 7/31/04                     $1.00          0.65%     $1,064,622           0.54%                0.64%            0.66%
Year ended 7/31/05                     $1.00          1.91%     $  958,735           0.54%                1.86%            0.65%
Six months ended 1/31/05+              $1.00          1.74%*    $  897,534           0.54%**              3.43%**          0.65%**
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/01                     $1.00          5.14%     $  356,091           0.78%                4.86%            0.88%
Year ended 7/31/02                     $1.00          1.77%     $  447,556           0.80%                1.71%            0.89%
Year ended 7/31/03                     $1.00          0.76%     $  436,687           0.79%                0.77%            0.90%
Year ended 7/31/04                     $1.00          0.40%     $  387,424           0.79%                0.40%            0.91%
Year ended 7/31/05                     $1.00          1.66%     $  464,391           0.79%                1.67%            0.90%
Six months ended 1/31/05+              $1.00          1.62%*    $  414,841           0.79%**              3.17%**          0.90%**
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  CLASS B SHARES
10/11/00(b) to 7/31/01                 $1.00          3.10%*    $    1,021           1.53%**              3.63%**          1.63%**
Year ended 7/31/02                     $1.00          1.00%     $    1,893           1.55%                0.91%            1.64%
Year ended 7/31/03                     $1.00          0.32%     $    2,426           1.22%                0.33%            1.65%
Year ended 7/31/04                     $1.00          0.24%     $    1,651           0.95%                0.23%            1.66%
Year ended 7/31/05                     $1.00          0.95%     $    1,340           1.51%                1.14%            1.66%
Six months ended 1/31/05+              $1.00          1.23%*    $      917           1.54%**              2.40%**          1.65%**
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  CLASS C SHARES
5/5/02(b) to 7/31/02                   $1.00          0.19%*    $       60           1.54%**              0.48%**          1.71%**
Year ended 7/31/03                     $1.00          0.32%     $      154           1.14%                0.32%            1.65%
Year ended 7/31/04                     $1.00          0.23%     $    2,843           0.98%                0.25%            1.66%
Year ended 7/31/05                     $1.00          0.95%     $    1,474           1.46%                0.85%            1.65%
Six months ended 1/31/05+              $1.00          1.23%*    $    1,468           1.54%**              2.44%**          1.65%**
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  ADVISOR SHARES
10/29/01(b) to 7/31/02                 $1.00          1.02%*    $        2           0.89%**              1.23%**          0.96%**
Year ended 7/31/03                     $1.00          0.53%     $       62           1.02%                0.46%            1.15%
Year ended 7/31/04                     $1.00          0.24%     $       36           0.96%                0.26%            1.16%
Year ended 7/31/05                     $1.00          1.40%     $       42           1.04%                1.28%            1.15%
Six months ended 1/31/05+              $1.00          1.49%*    $      610           1.04%**              3.06%**          1.15%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                 $1.00          4.71%*    $   47,944           0.22%**              6.39%**          0.74%**
1/1/01 to 7/31/01(c)                   $1.00          2.84%*    $   71,778           0.22%**              4.78%**          0.68%**
Year ended 7/31/02                     $1.00          2.31%     $  189,530           0.22%                2.11%            0.65%
Year ended 7/31/03                     $1.00          1.35%     $  766,023           0.22%                1.24%            0.65%
Year ended 7/31/04                     $1.00          0.98%     $1,049,608           0.22%                0.98%            0.65%
Year ended 7/31/05                     $1.00          2.24%     $1,077,260           0.21%                2.24%            0.65%
Six months ended 1/31/05+              $1.00          1.90%*    $1,295,297           0.21%**              3.75%**          0.65%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 7/31/04                 $1.00          0.70%*    $   13,267           0.30%**              0.92%**          0.73%**
Year ended 7/31/05                     $1.00          2.15%     $   23,924           0.29%                2.23%            0.73%
Six months ended 1/31/05+              $1.00          1.86%*    $   29,403           0.29%**              3.66%**          0.73%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                 $1.00          0.65%*    $   27,206           0.37%**              0.85%**          0.80%**
Year ended 7/31/05                     $1.00          2.08%     $   23,178           0.36%                1.99%            0.80%
Six months ended 1/31/05+              $1.00          1.83%*    $   19,981           0.36%**              3.59%**          0.80%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 7/31/04                 $1.00          0.57%*    $   17,591           0.47%**              0.75%**          0.90%**
Year ended 7/31/05                     $1.00          1.98%     $   25,047           0.46%                2.01%            0.90%
Six months ended 1/31/05+              $1.00          1.78%*    $   59,871           0.46%**              3.58%**          0.89%**
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial highlights

                                  36-37 SPREAD

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                              NET REALIZED
                                                           NET ASSET                         AND UNREALIZED           LESS
                                                            VALUE,              NET             GAINS/           DISTRIBUTIONS
                                                          BEGINNING          INVESTMENT      (LOSSES) FROM             TO
                                                           OF PERIOD           INCOME         INVESTMENTS         SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
  MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                           $1.00              0.06            --                 (0.06)
1/1/01 to 7/31/01(c)                                          $1.00              0.03            --                 (0.03)
Year ended 7/31/02                                            $1.00              0.02            --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
  MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                                            $1.00              0.05            --                 (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                   --^
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/01                                            $1.00              0.05            --                 (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                   --^
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                                            $1.00              0.05            --                 (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00                --^           --^                   --^
Year ended 7/31/05                                            $1.00              0.02            --^                (0.02)
Six months ended 1/31/05+                                     $1.00              0.02            --^                (0.02)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------
                                                                                           RATIOS OF       RATIOS OF      RATIOS OF
                                                                             NET            EXPENSES           NET        EXPENSES
                                            NET ASSET                      ASSETS,           TO          INVESTMENT         TO
                                             VALUE,                        END OF          AVERAGE         INCOME         AVERAGE
                                             END OF           TOTAL        PERIOD            NET         TO AVERAGE         NET
                                             PERIOD          RETURN        (000 'S)         ASSETS        NET ASSETS     ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
  MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                          $1.00            6.03%      $  309,711           0.39%           5.92%         0.63%
1/1/01 to 7/31/01(c)                         $1.00            2.71%*     $  410,278           0.40%**         4.56%**       0.63%**
Year ended 7/31/02                           $1.00            2.05%      $  425,092           0.41%           2.03%         0.64%
Year ended 7/31/03                           $1.00            1.07%      $  616,999           0.40%           1.04%         0.65%
Year ended 7/31/04                           $1.00            0.86%      $  223,852           0.31%           0.79%         0.66%
Year ended 7/31/05                           $1.00            2.17%      $  264,707           0.21%           2.16%         0.66%
Six months ended 1/31/05+                    $1.00            1.87%*     $  219,563           0.21%**         3.65%**       0.67%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
  MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                       $1.00            0.65%*     $    5,202           0.30%**         0.82%**       0.75%**
Year ended 7/31/05                           $1.00            2.09%      $    2,176           0.30%           1.83%         0.74%
Six months ended 1/31/05+                    $1.00            1.82%*     $    3,127           0.29%**         3.57%**       0.75%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00            0.59%*     $  276,373           0.37%**         0.75%**       0.82%**
Year ended 7/31/05                           $1.00            2.02%      $  228,555           0.36%           1.96%         0.81%
Six months ended 1/31/05+                    $1.00            1.79%*     $  201,085           0.36%**         3.51%**       0.82%**
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                       $1.00            0.51%*     $   70,270           0.47%**         0.66%**       0.92%**
Year ended 7/31/05                           $1.00            1.92%      $  120,743           0.46%           1.96%         0.91%
Six months ended 1/31/05+                    $1.00            1.74%*     $  114,023           0.46%**         3.41%**       0.92%**
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                           $1.00            5.23%      $  238,816           0.55%           5.12%         0.60%
Year ended 7/31/02                           $1.00            1.79%      $  279,059           0.65%           1.75%         0.69%
Year ended 7/31/03                           $1.00            0.92%      $  275,107           0.61%           0.84%         0.66%
Year ended 7/31/04                           $1.00            0.47%      $  173,865           0.62%           0.47%         0.67%
Year ended 7/31/05                           $1.00            1.75%      $  144,028           0.58%           1.70%         0.67%
Six months ended 1/31/05+                    $1.00            1.65%*     $  133,970           0.58%**         3.27%**       0.67%**
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/01                           $1.00            5.02%      $  248,064           0.75%           4.92%         0.85%
Year ended 7/31/02                           $1.00            1.58%      $  270,062           0.85%           1.57%         0.94%
Year ended 7/31/03                           $1.00            0.71%      $  177,390           0.81%           0.66%         0.91%
Year ended 7/31/04                           $1.00            0.27%      $  110,153           0.82%           0.27%         0.92%
Year ended 7/31/05                           $1.00            1.55%      $   95,375           0.79%           1.53%         0.92%
Six months ended 1/31/05+                    $1.00            1.56%*     $   82,535           0.77%**         3.08%**       0.92%**
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                           $1.00            5.30%      $1,058,407           0.39%           5.08%         0.64%
Year ended 7/31/02                           $1.00            1.92%      $1,143,352           0.41%           1.88%         0.64%
Year ended 7/31/03                           $1.00            1.02%      $1,644,905           0.40%           0.98%         0.65%
Year ended 7/31/04                           $1.00            0.80%      $  399,195           0.30%           0.74%         0.65%
Year ended 7/31/05                           $1.00            2.08%      $  295,584           0.21%           2.01%         0.65%
Six months ended 1/31/05+                    $1.00            1.83%*     $  337,264           0.21%**         3.61%**       0.65%**
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 7/31/04                       $1.00            0.59%*     $   93,233           0.30%**         0.76%**       0.73%**
Year ended 7/31/05                           $1.00            2.00%      $   83,171           0.29%           2.01%         0.73%
Six months ended 1/31/05+                    $1.00            1.78%*     $   71,752           0.29%**         3.51%**       0.73%**
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00            0.54%*     $1,102,963           0.37%**         0.69%**       0.80%**
Year ended 7/31/05                           $1.00            1.93%      $  766,688           0.36%           1.85%         0.80%
Six months ended 1/31/05+                    $1.00            1.75%*     $  620,815           0.36%**         3.42%**       0.80%**
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 7/31/04                       $1.00            0.46%*     $  165,402           0.47%**         0.58%**       0.90%**
Year ended 7/31/05                           $1.00            1.83%      $  118,018           0.46%           1.78%         0.90%
Six months ended 1/31/05+                    $1.00            1.70%*     $  150,023           0.46%**         3.35%**       0.90%**
------------------------------------------------------------------------------------------------------------------------------------


                        See notes to financial highlights

                                  38-39 SPREAD

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                             NET REALIZED
                                                           NET ASSET                        AND UNREALIZED           LESS
                                                            VALUE,             NET             GAINS/           DISTRIBUTIONS
                                                          BEGINNING         INVESTMENT      (LOSSES) FROM             TO
                                                           OF PERIOD          INCOME         INVESTMENTS         SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                           $1.00              0.04             --                (0.04)
1/1/01 to 7/31/01(c)                                          $1.00              0.02             --                (0.02)
Year ended 7/31/02                                            $1.00              0.01             --                (0.01)
Year ended 7/31/03                                            $1.00              0.01             --                (0.01)
Year ended 7/31/04                                            $1.00              0.01             --                (0.01)
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET
  FUND CLASS A SHARES
Year ended 12/31/00                                           $1.00              0.04             --                (0.04)
1/1/01 to 7/31/01(c)                                          $1.00              0.02             --                (0.02)
Year ended 7/31/02                                            $1.00              0.01             --                (0.01)
Year ended 7/31/03                                            $1.00              0.01             --                (0.01)
Year ended 7/31/04                                            $1.00                --^            --                   --^
Year ended 7/31/05                                            $1.00              0.01             --^               (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                                            $1.00              0.03             --                (0.03)
Year ended 7/31/02                                            $1.00              0.01             --                (0.01)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --                (0.02)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/01                                            $1.00              0.03             --                (0.03)
Year ended 7/31/02                                            $1.00              0.01             --                (0.01)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.01             --                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.01             --                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.01             --                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.01             --                (0.01)
Six months ended 1/31/05+                                     $1.00              0.01             --                (0.01)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                   ----------------------------------------------------------------
                                                                                   RATIOS OF            RATIOS OF        RATIOS OF
                                                                      NET           EXPENSES                NET          EXPENSES
                                      NET ASSET                     ASSETS,          TO               INVESTMENT           TO
                                       VALUE,                       END OF         AVERAGE              INCOME           AVERAGE
                                       END OF       TOTAL           PERIOD           NET              TO AVERAGE           NET
                                       PERIOD      RETURN           (000 'S)        ASSETS             NET ASSETS       ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 12/31/00                    $1.00        3.73%         $  295,219          0.53%                3.67%           0.62%
1/1/01 to 7/31/01(c)                   $1.00        1.71%*        $  317,543          0.54%**              2.93%**         0.63%**
Year ended 7/31/02                     $1.00        1.41%         $  292,618          0.54%                1.41%           0.65%
Year ended 7/31/03                     $1.00        0.88%         $  247,805          0.54%                0.88%           0.67%
Year ended 7/31/04                     $1.00        0.59%         $  197,225          0.54%                0.59%           0.67%
Year ended 7/31/05                     $1.00        1.45%         $  164,404          0.54%                1.42%           0.67%
Six months ended 1/31/05+              $1.00        1.17%*        $  187,963          0.54%**              2.31%**         0.67%**
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET
  FUND CLASS A SHARES
Year ended 12/31/00                    $1.00        3.70%         $      160          0.54%                3.44%           0.63%
1/1/01 to 7/31/01(c)                   $1.00        1.57%*        $      215          0.79%**              2.67%**         0.88%**
Year ended 7/31/02                     $1.00        1.25%         $      177          0.70%                1.26%           0.91%
Year ended 7/31/03                     $1.00        0.78%         $       19          0.64%                0.90%           0.92%
Year ended 7/31/04                     $1.00        0.49%         $       18          0.64%                0.48%           0.91%
Year ended 7/31/05                     $1.00        1.30%         $      110          0.69%                1.45%           0.93%
Six months ended 1/31/05+              $1.00        1.09%*        $      106          0.70%**              2.15%**         0.92%**
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/01                     $1.00        3.44%         $  190,268          0.29%                3.33%           0.74%
Year ended 7/31/02                     $1.00        1.45%         $  249,280          0.34%                1.43%           0.77%
Year ended 7/31/03                     $1.00        0.91%         $  199,439          0.42%                0.92%           0.78%
Year ended 7/31/04                     $1.00        0.68%         $  136,302          0.38%                0.67%           0.80%
Year ended 7/31/05                     $1.00        1.55%         $  187,829          0.38%                1.55%           0.80%
Six months ended 1/31/05+              $1.00        1.25%*        $  183,399          0.29%**              2.48%**         0.81%**
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 7/31/01                     $1.00        3.37%         $   40,981          0.36%                3.26%           0.99%
Year ended 7/31/02                     $1.00        1.38%         $   42,004          0.41%                1.35%           1.02%
Year ended 7/31/03                     $1.00        0.80%         $   53,079          0.52%                0.80%           1.03%
Year ended 7/31/04                     $1.00        0.43%         $   17,590          0.63%                0.42%           1.05%
Year ended 7/31/05                     $1.00        1.30%         $   25,516          0.63%                1.30%           1.06%
Six months ended 1/31/05+              $1.00        1.13%*        $   24,459          0.54%**              2.22%**         1.06%**
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  SELECT SHARES
10/20/03(b) to 7/31/04                 $1.00        0.47%*        $      863          0.46%**              0.62%**         0.91%**
Year ended 7/31/05                     $1.00        1.47%         $       86          0.46%                0.99%           0.89%
Six months ended 1/31/05+              $1.00        1.21%*        $    3,883          0.32%**              2.66%**         0.88%**
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                 $1.00        0.42%*        $      637          0.53%**              0.55%**         0.98%**
Year ended 7/31/05                     $1.00        1.40%         $       36          0.53%                0.97%           0.97%
Six months ended 1/31/05+              $1.00        1.18%*        $       36          0.44%**              2.32%**         0.96%**
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  TRUST SHARES
10/20/03(b) to 7/31/04                 $1.00        0.34%*        $      244          0.63%**              0.44%**         1.06%**
Year ended 7/31/05                     $1.00        1.30%         $    8,625          0.63%                1.70%           1.04%
Six months ended 1/31/05+              $1.00        1.13%*        $    5,520          0.54%**              2.22%**         1.06%**
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(A) DURING VARIOUS PERIODS, CERTAIN FEES WERE REDUCED. THE RATIOS SHOWN DO NOT INCLUDE THESE FEE REDUCTIONS.

(B)  REFLECTS DATE OF COMMENCEMENT OF OPERATIONS.

(C)  THE FUND CHANGED ITS FISCAL YEAR END TO JULY 31 FROM DECEMBER 31. +
     UNAUDITED.

^    AMOUNT IS LESS THAN $0.005.

*    NOT ANNUALIZED.

**   ANNUALIZED.


                        See notes to financial statements

                                  40-41 SPREAD

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED):

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES


As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 through January 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                               EXPENSE           EXPENSE
                                                                  BEGINNING      ENDING          PAID             RATIO
                                                                   ACCOUNT      ACCOUNT         DURING            DURING
                                                                    VALUE        VALUE         PERIOD*           PERIOD
                                                                   8/1/05       1/31/06    8/1/05 - 1/31/06   8/1/05 - 1/31/06
------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                Institutional Shares    $  1,000.00   $  1,017.40         $2.75           0.54%
                                       Class A Shares             1,000.00      1,016.20          4.01           0.79%
                                       Class B Shares             1,000.00      1,012.30          7.81           1.54%
                                       Class C Shares             1,000.00      1,012.30          7.81           1.54%
                                       Advisor Shares             1,000.00      1,014.90          5.28           1.04%

Institutional Money Market Fund        Institutional Shares       1,000.00      1,019.00          1.07           0.21%
                                       Select Shares              1,000.00      1,018.60          1.48           0.29%
                                       Preferred Shares           1,000.00      1,018.30          1.83           0.36%
                                       Trust Shares               1,000.00      1,017.80          2.34           0.46%

Institutional Government
  Money Market Fund                    Institutional Shares       1,000.00      1,018.70          1.07           0.21%
                                       Select Shares              1,000.00      1,018.20          1.48           0.29%
                                       Preferred Shares           1,000.00      1,017.90          1.83           0.36%
                                       Trust Shares               1,000.00      1,017.40          2.34           0.46%

Government Money Market Fund           Institutional Shares       1,000.00      1,016.50          2.95           0.58%
                                       Class A Shares             1,000.00      1,015.60          3.91           0.77%

U.S. Treasury Money Market Fund        Institutional Shares       1,000.00      1,018.30          1.07           0.21%
                                       Select Shares              1,000.00      1,017.80          1.47           0.29%
                                       Preferred Shares           1,000.00      1,017.50          1.83           0.36%
                                       Trust Shares               1,000.00      1,017.00          2.34           0.46%

Michigan Municipal Money Market Fund   Institutional Shares       1,000.00      1,011.70          2.74           0.54%
                                       Class A Shares             1,000.00      1,010.90          3.55           0.70%

Municipal Money Market Fund            Institutional Shares       1,000.00      1,012.50          1.47           0.29%
                                       Class A Shares             1,000.00      1,011.30          2.74           0.54%
                                       Select Shares              1,000.00      1,012.10          1.62           0.32%
                                       Preferred Shares           1,000.00      1,011.80          2.23           0.44%
                                       Trust Shares               1,000.00      1,011.30          2.74           0.54%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                               EXPENSE           EXPENSE
                                                                  BEGINNING      ENDING          PAID             RATIO
                                                                   ACCOUNT      ACCOUNT         DURING            DURING
                                                                    VALUE        VALUE         PERIOD*           PERIOD
                                                                   8/1/05       1/31/06    8/1/05 - 1/31/06   8/1/05 - 1/31/06
------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $  1,022.48         $2.75           0.54%
                                       Class A Shares             1,000.00      1,021.22          4.02           0.79%
                                       Class B Shares             1,000.00      1,017.44          7.83           1.54%
                                       Class C Shares             1,000.00      1,017.44          7.83           1.54%
                                       Advisor Shares             1,000.00      1,019.96          5.30           1.04%

Institutional Money Market Fund        Institutional Shares       1,000.00      1,024.15          1.07           0.21%
                                       Select Shares              1,000.00      1,023.74          1.48           0.29%
                                       Preferred Shares           1,000.00      1,023.39          1.84           0.36%
                                       Trust Shares               1,000.00      1,022.89          2.35           0.46%

Institutional Government Money         Institutional Shares       1,000.00      1,024.15          1.07           0.21%
   Market Fund                         Select Shares              1,000.00      1,023.74          1.48           0.29%
                                       Preferred Shares           1,000.00      1,023.39          1.84           0.36%
                                       Trust Shares               1,000.00      1,022.89          2.35           0.46%

Government Money Market Fund           Institutional Shares       1,000.00      1,022.28          2.96           0.58%
                                       Class A Shares             1,000.00      1,021.32          3.92           0.77%

U.S. Treasury Money Market Fund        Institutional Shares       1,000.00      1,024.15          1.07           0.21%
                                       Select Shares              1,000.00      1,023.74          1.48           0.29%
                                       Preferred Shares           1,000.00      1,023.39          1.84           0.36%
                                       Trust Shares               1,000.00      1,022.89          2.35           0.46%

Michigan Municipal Money Market Fund   Institutional Shares       1,000.00      1,022.48          2.75           0.54%
                                       Class A Shares             1,000.00      1,021.68          3.57           0.70%

Municipal Money Market Fund            Institutional Shares       1,000.00      1,023.74          1.48           0.29%
                                       Class A Shares             1,000.00      1,022.48          2.75           0.54%
                                       Select Shares              1,000.00      1,023.59          1.63           0.32%
                                       Preferred Shares           1,000.00      1,022.99          2.24           0.44%
                                       Trust Shares               1,000.00      1,022.48          2.75           0.54%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                  APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.

The Board of Trustees of Fifth Third Funds (the "Trust"), at a meeting held on September 28 - 29, 2005, formally considered the Trust's investment advisory agreement with Fifth Third Asset Management, Inc. ("FTAM" or the "Adviser") with respect to all funds of the Trust and sub-advisory agreement of FTAM with Morgan Stanley Investment Management Inc. ("MSIM" or the "Sub-Adviser") with respect to the International Equity Fund. The Board of Trustees also formally considered the initial approval of a sub-advisory agreement of FTAM with Fort Washington Investment Advisors, Inc. ("Fort Washington" or, also a "Sub-Adviser") (the "Sub-Advisers" collectively with the Adviser, the "Advisers") with respect to the proposed High Yield Bond Fund (collectively, the "Advisory Agreements").

The Board of Trustees (the "Board" or the "Trustees") reviewed extensive material in connection with their review of the Advisory Agreements, including data from Lipper, Inc. ("Lipper"), an independent source of mutual fund data, which provided comparisons with industry averages for comparable funds of advisory fees, 12b-1 fees, non 12b-1 fees, transfer agency fees, custodian fees, and total fund expenses. The data reflected FTAM's fee waivers in place, as well as FTAM's contractual investment advisory fee levels. FTAM also provided the Board with the results of a two-pronged performance and expense test developed by FTAM with the data provided from Lipper. The information provided to the Trustees also included a report from an independent evaluator of brokerage practices and best execution. The Board received reports from FTAM's Chief Investment Officer with respect to equity brokerage practices, fund performance, and expense trends. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability. Detailed presentations were also provided by each Sub-Adviser. The Board deliberated outside the presence of management and the Advisers.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreements should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and FTAM, between FTAM and MSIM, and between FTAM and Fort Washington, as provided in the Advisory Agreements, were fair and reasonable, and that the continuance of the Advisory Agreements, as well as the initial approval of the Advisory Agreement with respect to the High Yield Bond Fund, were in the best interests of each Fund of the Trust and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund of the Trust under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Adviser's senior management and the expertise of the investment personnel of each Adviser responsible for the day-to-day management of each Fund of the Trust.

The Trustees received information concerning the investment philosophy and investment processes applied by the Advisers in managing the Trust. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Trust. The Trustees evaluated the trading practices of each Adviser. The Trustees also evaluated the procedures of the Advisers designed to fulfill the Advisers' fiduciary duty to the Trust with respect to possible conflicts of interest, including the Advisers' codes of ethics (regulating the personal trading of its officers and employees).

With respect to the initial approval of Fort Washington, the Trustees first considered the demand for a high yield product. The Trustees then reviewed FTAM's sub-adviser selection process, which focused on performance, quality, and duration. The Trustees then considered Fort Washington's disciplined high yield investment strategy and philosophy with respect to risk/return alignment. The Trustees also reviewed Fort Washington's portfolio and credit selection process, as well as its sell strategy.

With respect to FTAM, the Trustees particularly noted recent staffing enhancements to the investment teams initiated by the chief investment officer. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Advisers, the scope of responsibilities was typical of those of investment advisers and sub-advisers to open-end mutual funds generally, and that the quality of the services was very satisfactory.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                             Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund's peer group. In conducting their review of performance, both long- and short-term performance were considered. The Trustees noted that performance varied considerably and they focused their review of performance on those funds whose performance compared unfavorably with their respective peers over the most recent one-year, three-year and five-year periods. The Trustees noted that the performance of the Small Cap Growth Fund, the Quality Growth Fund, the Balanced Fund, the Dividend Growth Fund (formerly, the Select Stock
Fund), the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Municipal Bond Fund, the Michigan Municipal Bond Fund and the Government Money Market Fund ranked in the fourth and fifth quintile for the majority of the one-year, three-year and five-year periods. With respect to the Small Cap Growth Fund and the Quality Growth Fund, the Trustees considered the enhanced risk controls and volatility measures put in place and their potential impact on performance. The Trustees considered the recent changes made to the Select Stock Fund's investment focus. The Trustees also considered the substantial redemptions in the Municipal Bond Fund and the stability of the long-term performance of the Balanced Fund and the Intermediate Bond Fund. With respect to the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund, the Trustees noted FTAM's proposed fee reductions through contractual expense limitation agreements and the potential impact these expense reductions could have on performance. With respect to the Intermediate Municipal Bond Fund, the Trustees noted the contractual expense limitation agreements put in place last year. The Trustees also considered the supply constraints FTAM faced with respect to the Michigan Municipal Bond Fund.

With respect to the International Equity Fund, the Trustees noted that while the Fund had underperformed its benchmark for the one-year period, it had outperformed its benchmark for the three- and five-year periods.

With respect to the initial approval of Fort Washington, the Trustees considered Fort Washington's impressive performance record in the high yield bond market.

Based on their review and consideration of FTAM's attempts to address performance issues, the Trustees concluded that the performance of each of the Funds of the Trust was satisfactory or better.

Cost of Services and Profits Realized by FTAM and Its Affiliates

The Trustees considered comparable peer group information with respect to the advisory fees charged by FTAM to each of the Funds of the Trust, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees also reviewed administration, accounting, custody and transfer agency fees received by FTAM's affiliate, Fifth Third Bank. The Trustees also considered the fallout benefits to FTAM of soft dollars, based on presentations to the Board. The Trustees reviewed profitability information provided by FTAM with respect to investment advisory, administration, accounting, transfer agency and custody services to each Fund of the Trust. The Trustees recognized that such data is not typically audited and therefore represented FTAM's own determination of its revenues, as well as the revenues of its affiliates, from the contractual services provided to the Trust, less expenses of providing such services. Expenses included direct and indirect costs and were calculated using an allocation methodology developed by FTAM. The Trustees also received data from Lipper on profitability margins for large investment advisers of mutual funds. The Trustees recognized the difficulty in making comparisons of profitability to other investment advisers, because comparative information is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees also considered the impact that the proposed expense limitations would have on FTAM's profitability. Based on their review, the Trustees concluded that the profitability to FTAM under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund of the Trust.

With respect to Sub-Adviser profitability, the Trustees noted that sub-advisory fees are paid by FTAM, rather than directly from the Trust's assets. The Board also concluded that the these fees were fair and reasonable, in light of the services and benefits provided to each Fund.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

Economies of Scale

The Trustees also considered whether fee levels reflected economies of scale and whether economies of scale would be produced by the growth of the Trust's assets. The Trustees took into account the $1 billion decrease in the Trust's assets over the last year. The Trustees noted the expense limitations proposed by FTAM for the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund. The Trustees also considered the expense limitations previously enacted for the Balanced Fund and the Intermediate Municipal Bond Fund. The Trustees took into account the impact of the expense limitations and the resulting decrease in revenue for FTAM. The Trustees concluded that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

                       This page intentionally left blank.

                       This page intentionally left blank.

ADDRESSES
-----------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                 Fifth Third Funds
Money Market Mutual Funds                                         3435 Stelzer Road
                                                                  Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Investment Advisor                                                Fifth Third Asset Management, Inc.
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------

Distributor                                                       Fifth Third Funds Distributor, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                           Fifth Third Bank
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------

Sub-Administrator                                                 BISYS Fund Services Limited Partnership
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent                            BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                              3435 Stelzer Road
                                                                  Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm                     PricewaterhouseCoopers LLP
                                                                  100 East Broad Street
                                                                  Suite 2100
                                                                  Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------

LOGO: FIFTH THIRD FUNDS

3/06                                                                  SAR-MMF-06

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
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By (Signature and Title) /s/ Aaron J. Masek
                         -------------------------------------------------------
                         Aaron J. Masek, Treasurer

Date  April 7, 2006
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan C. Haft
                         -------------------------------------------------------
                         Bryan C. Haft, President

Date April 7, 2006
      --------------

By (Signature and Title) /s/ Aaron J. Masek
                         -------------------------------------------------------
                         Aaron J. Masek, Treasurer

Date  April 7, 2006
      --------------